UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1. Reports to Stockholders.

2010 SEMIANNUAL REPORT

COLLEGE RETIREMENT EQUITIES FUND

JUNE 30, 2010
Financial statements (unaudited)

UNDERSTANDING YOUR CREF REPORT

This report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended on June 30, 2010. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of that account’s benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2010. It also lists the account’s largest individual holdings and any holding that made up more than one percent of the account’s net assets on that date.

•	The financial statements provide detailed information about the operations and financial condition of each account.

          As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

INFORMATION FOR CREF PARTICIPANTS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of CREF’s portfolio holdings (called “CREF Schedules of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

2   2010 Semiannual Report ▪ College Retirement Equities Fund

PROXY VOTING

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

ACCOUNT MANAGEMENT

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

ABOUT THE ACCOUNTS’ BENCHMARKS

CREF STOCK ACCOUNT

The account’s composite benchmark is a weighted average of four indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the MSCI EAFE+Canada Index, which measures stocks in 22 developed nations excluding the United States; the MSCI Emerging Markets Index, which measures stocks in 22 emerging-market nations; and the MSCI EAFE+Canada Small Cap Index, which measures small-cap stocks in 22 developed nations excluding the United States.

CREF GLOBAL EQUITIES ACCOUNT

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed markets, including the United States.

CREF GROWTH ACCOUNT

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization.

College Retirement Equities Fund ▪ 2010 Semiannual Report   3

ABOUT THE ACCOUNTS’ BENCHMARKS

The Russell 1000® Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF EQUITY INDEX ACCOUNT

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF BOND MARKET ACCOUNT

The account’s benchmark is the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF INFLATION-LINKED BOND ACCOUNT

The account’s benchmark is the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF SOCIAL CHOICE ACCOUNT

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stocks in 22 developed nations excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

4   2010 Semiannual Report ▪ College Retirement Equities Fund

IMPORTANT INFORMATION ABOUT EXPENSES

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You do not incur transaction costs, including sales charges (loads) on contributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on January 1, 2010, and held for six months until June 30, 2010.

ACTUAL EXPENSES

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your beginning accumulation value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

College Retirement Equities Fund ▪ 2010 Semiannual Report   5

CREF STOCK ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The CREF Stock Account returned –7.64% for the period, compared with the –7.43% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index, the MSCI Emerging Markets Index and the MSCI EAFE+Canada Small Cap Index. For the year ended June 30, 2010, the account returned 14.08%, versus 14.15% for its composite index.

Stocks retreat on economic worries

The global equity markets performed well through the first four months of 2010. However, a sharp sell-off in May and June caused stocks to finish the first half of the year in negative territory. The spreading debt crisis in Europe, plus evidence of slowing growth in the United States, raised fears about a slowdown in the world economy.

          The Russell 3000 Index, a broad measure of the U.S. stock market, returned –6.05% during the first six months of the year. The MSCI EAFE+Canada Index, which measures stock performance in 22 developed countries excluding the United States, fell 6.98% in terms of local currencies. Weakness in the euro and pound, relative to the dollar, amplified the loss for U.S. investors. In dollar terms, the EAFE+Canada index lost 12.47%.

          The MSCI Emerging Markets Index, which tracks stocks in 22 emerging-market nations, posted a loss of 6.17% in dollar terms, holding up better than the developed markets index.

Foreign stocks weigh on results

The account lagged the broad U.S. stock market partly because of the account’s 30% allocation to foreign issues (including more than 5% in emerging-market stocks). The account underperformed its composite benchmark because of numerous unfavorable stock selections.

          Individual holdings that detracted from the account’s relative performance included overweight positions in U.K.-based Tullow Oil, Spain’s Banco Santander, U.S. online brokerage firm E*Trade, Goldman Sachs and Austrian building products company Wienerberger.

          These effects were partly offset by other positions that made positive contributions to relative returns. These included underweight holdings in Exxon Mobil and BP, whose stock tumbled following the oil spill in the Gulf of Mexico. Overweight positions that helped returns included Apple and small-cap oil and gas exploration company Concho Resources.

6   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF STOCK ACCOUNT

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Stock Account	–7.64%	14.08%	0.10%	–0.69%

Broad-based market index
Russell 3000 Index	–6.05	15.72	–0.48	–0.92

CREF Stock Composite Benchmark*	–7.43	14.15	0.17	–0.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

At June 30, 2010, the CREF Stock Composite Benchmark consisted of: 70.1% Russell 3000 Index; 21.9% MSCI EAFE+Canada Index; 5.4% MSCI Emerging Markets Index; and 2.6% MSCI EAFE+Canada Small Cap Index. The account’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

EXPENSE EXAMPLE

Six months ended June 30, 2010

CREF Stock Account	Starting account value (1/1/10)	Ending account value (6/30/10)	Expenses paid† (1/1/10– 6/30/10)

Actual return	$1,000.00	$ 923.64	$2.15
5% annual hypothetical return	1,000.00	1,022.56	2.26

†

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 5.

College Retirement Equities Fund ▪ 2010 Semiannual Report   7

CREF STOCK ACCOUNT

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010

Consumer products & services	27.4
Financial	19.2
Manufacturing & materials	18.2
Technology	15.5
Energy	9.3
Health care	6.2
Utilities	3.8
Short-term investments	6.3
Other assets & liabilities, net	–5.9

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010

Over $15 billion	57.6
$4 billion–$15 billion	23.4
Under $4 billion	19.0

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 6/30/2010

United States	64.6
Japan	4.5
United Kingdom	4.5
Canada	2.6
Switzerland	2.2
France	1.6
Australia	1.5
55 other nations	12.5
Short-term investments	6.0

Total	100.0

8   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The CREF Global Equities Account returned –10.10% for the period, compared with the –9.84% return of its benchmark, the MSCI World Index. For the year ended June 30, 2010, the account returned 11.28%, versus 10.20% for the index.

Markets slide on fears of slower growth

Global equity markets performed well through the first four months of 2010, with the MSCI World Index up 3.25%. However, a sharp sell-off in May and June caused stocks to finish the first half of the year in negative territory. The spreading debt crisis in Europe, plus evidence of slowing growth in the United States, prompted investors to take profits following the rally in global equities in 2009.

          The declining value of the euro and pound, relative to the dollar, amplified the impact of the market downturn for U.S. investors. For the six-month period, the MSCI World Index returned –7.06% in terms of local currencies but –9.84% in dollars.

European stocks post steep losses

The benchmark’s European segment fell 16.7% in dollar terms during the first half of 2010. British, French and Swiss stocks—the three largest components of this segment in terms of market capitalization at mid-year—declined 14.4%, 22.0% and 8.2%, respectively. The Pacific segment fell 6.0% in dollars. Japanese stocks, the largest component of this segment, dropped 2.7%, while other Pacific stocks slid 11.6%. North American stocks, representing more than half of the benchmark’s market capitalization, lost 6.9%.

Stock choices detract from account returns

The account lagged its benchmark because of several unfavorable stock selections. Among the largest detractors from relative performance were out-of-benchmark positions in U.S. online brokerage firm E*Trade and coal and natural gas producer Walter Energy. Overweight holdings in U.K.-based Tullow Oil, Japanese clothing manufacturer Fast Retailing and agricultural giant Monsanto also trimmed returns.

          These effects were partially offset by a number of successful stock selections. The largest positive contributor to the account’s relative performance was an underweight in BP. Overweight positions in three other British stocks—software firm Autonomy, food service provider Compass Group and insurer Admiral Group—also aided relative results. A nonbenchmark stake in Asustek Computer, a Taiwanese technology company, had a positive impact as well.

College Retirement Equities Fund ▪ 2010 Semiannual Report   9

CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Global Equities Account	–10.10%	11.28%	–0.05%	–1.97%

MSCI World Index	–9.84	10.20	0.06	–1.03

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

CREF Global Equities Account	Starting account value (1/1/10)	Ending account value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)

Actual return	$1,000.00	$898.98	$2.31
5% annual hypothetical return	1,000.00	1,022.36	2.46

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The account’s annualized six-month expense ratio for that period was 0.49%.

For more information about this expense example, please see page 5.

10   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010

Consumer products & services	30.9
Financial	21.2
Manufacturing & materials	17.4
Technology	13.0
Energy	8.7
Health care	4.5
Utilities	3.2
Short-term investments	7.0
Other assets & liabilities, net	–5.9

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010

Over $15 billion	62.2
$4 billion–$15 billion	25.4
Under $4 billion	12.4

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 6/30/2010

United States	46.3
United Kingdom	9.5
Japan	7.7
Canada	4.0
Switzerland	3.9
Australia	3.0
France	2.8
Netherlands	2.8
43 other nations	13.3
Short-term investments	6.7

Total	100.0

College Retirement Equities Fund ▪ 2010 Semiannual Report   11

CREF GROWTH ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The CREF Growth Account returned –8.32% for the period, compared with the –7.65% return of its benchmark, the Russell 1000® Growth Index. For the year ended June 30, 2010, the account returned 12.82%, versus 13.62% for the index.

Large-cap growth lags large-cap value

In the first half of 2010, large-cap growth stocks trailed the –5.12% return of large-cap value issues, as measured by the Russell 1000 Value Index. This marked a reversal from 2009, when the large-cap growth category returned 37.21%, strongly outpacing the 19.69% return of large-cap value issues.

          For the ten years ended June 30, 2010, the Russell 1000 Growth Index posted an average annual return of –5.14%—more than seven-and-a-half percentage points less than the 2.38% average annual gain of the Russell 1000 Value Index.

Downturn affects all sectors

All nine industry sectors of the Russell 1000 Growth Index suffered losses during the six-month period. Technology, the largest sector in the index and more than a quarter of its total market capitalization as of June 30, 2010, lost 10.2% on fears that slowing economic growth would reduce spending on technology products by both consumers and corporations. More than three percentage points of the benchmark’s loss came from this sector.

          The energy and health care sectors, which together made up one-fifth of the index, dropped 15.6% and 6.6%, respectively.

          Producer durables held up best but still finished with a loss of 1.7%. The consumer discretionary and consumer staples sectors also weathered the downturn better than most other sectors, returning –3.9% and –3.2%, respectively.

Stock choices weigh on account’s performance

The account trailed its benchmark because of several unfavorable stock selections. Among the largest detractors from relative performance were overweight positions in Google, MasterCard, software company Adobe Systems and online retailer Amazon.com. Underweight holdings in McDonald’s and gold producer Newmont Mining also detracted from the account’s relative returns.

          These results were partially offset by a number of successful stock selections, including overweight positions in Boeing, Apple, Dr Pepper Snapple Group, software company Intuit and Concho Resources, an oil and gas exploration company.

12   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF GROWTH ACCOUNT

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Growth Account	–8.32%	12.82%	0.07%	–6.11%

Russell 1000 Growth Index	–7.65	13.62	0.38	–5.14

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

CREF Growth Account	Starting account value (1/1/10)	Ending account value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)

Actual return	$1,000.00	$ 916.81	$2.14
5% annual hypothetical return	1,000.00	1,022.56	2.26

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010

Technology	31.7
Consumer products & services	27.4
Manufacturing & materials	17.0
Health care	8.2
Energy	7.9
Financial	6.2
Utilities	0.5
Short-term investments	0.3
Other assets & liabilities, net	0.8

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010

Over $15 billion	63.8
$4 billion–$15 billion	29.5
Under $4 billion	6.7

Total	100.0

College Retirement Equities Fund ▪ 2010 Semiannual Report   13

CREF EQUITY INDEX ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The CREF Equity Index Account returned –6.20% for the period, compared with the –6.05% return of its benchmark, the Russell 3000® Index. For the year ended June 30, 2010, the account returned 15.31%, versus 15.72% for the index.

          For the six-month period, the account’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

Stocks retreat on economic worries

After returning 28.34% in 2009—their best calendar-year performance since 2003—U.S. stocks posted robust gains during the first four months of 2010, with the Russell 3000 Index up an additional 8.23%. However, a sharp sell-off in May and June caused stocks to finish the first half of the year in negative territory. The spreading debt crisis in Europe, plus evidence of slowing growth in the United States, raised fears about a slowdown in the world economy.

          During the six-month period, value stocks held up better than their growth counterparts, returning –4.83% versus –7.25%. Small-cap shares fell 1.95%, outperforming mid and large caps, which dropped 2.06% and 6.40%, respectively. (Returns by investment style and market capitalization are based on the Russell indexes.)

Losses vary across industry sectors

All nine industry sectors of the Russell 3000 Index posted declines for the first half of 2010, but losses varied sharply. The primary drag on the benchmark’s return was a 9.5% loss in the technology sector. Tech stocks were the benchmark’s largest sector, making up about one-sixth of its total market capitalization as of June 30, 2010. Two other large sectors, energy and health care, had losses of 12.1% and 7.2%, respectively.

          Declines were smaller, however, among producer durables (down 1.5%) and consumer discretionary stocks (down 2.0%).

Four of the benchmark’s five largest stocks decline

Of the five largest stocks in the Russell 3000, only Apple posted a gain, helped by better-than-expected earnings and investor enthusiasm for the company’s latest products. Its stock returned 18.9%. The other four stocks declined as follows, in descending order of market capitalization at period-end: Exxon Mobil, –15.9%; Microsoft, –25.0%; Procter & Gamble, –0.8%; and Johnson & Johnson, –7.5%.

14   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Equity Index Account	–6.20%	15.31%	–0.86%	–1.27%

Russell 3000 Index	–6.05	15.72	–0.48	–0.92

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

CREF Equity Index Account	Starting account value (1/1/10)	Ending account value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)

Actual return	$1,000.00	$ 937.96	$1.92
5% annual hypothetical return	1,000.00	1,022.81	2.01

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The account’s annualized six-month expense ratio for that period was 0.40%.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010

Consumer products & services	24.2
Technology	19.7
Financial	17.5
Manufacturing & materials	15.9
Energy	9.3
Health care	8.4
Utilities	4.0
Short-term investments	0.1
Other assets & liabilities, net	0.9

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010

Over $15 billion	61.2
$4 billion–$15 billion	21.1
Under $4 billion	17.7

Total	100.0

College Retirement Equities Fund ▪ 2010 Semiannual Report   15

CREF BOND MARKET ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The CREF Bond Market Account returned 5.16% for the period, compared with the 5.33% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the year ended June 30, 2010, the account returned 9.86%, versus 9.50% for the index.

Economic uncertainty boosts bonds

During the six months, the U.S. economy continued on a path of slow recovery. Unemployment edged down to 9.5% in June. Gross domestic product grew at an annual rate of 3.7% in the first quarter of 2010, but even consumers with jobs spent sparingly, constrained by lower home values and high levels of personal debt.

          As a result, the Federal Reserve kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) at nearly 0% for the period.

          The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, returned 1.78% for the period’s first half, when investors sought the potentially higher returns of stocks and lower-grade corporate bonds. However, as concern mounted over Europe’s debt crisis, the pace of economic recovery in the United States and the extent of financial reform, investors turned to the safety of U.S. Treasury securities, and the index gained 3.49% for the second half.

Treasuries lead the way

U.S. Treasury securities gained 5.9% for the period, outpacing almost all other benchmark sectors. Corporate bonds posted a return of 5.8%, while asset- and mortgage-backed securities returned 4.8% and 4.5%, respectively. Agency securities lagged with a 3.8% return. Only the relatively small commercial mortgage-backed sector outperformed Treasuries; the former gained 12.1%. During the six months, the yield on 2-year Treasury notes fell from 1.14% at year-end 2009 to 0.61% on June 30, 2010. The 10-year yield declined from 3.85% to 2.97%.

The account trails its benchmark

The account lagged the Barclays Capital index primarily because of its underweight position in U.S. Treasury securities, which helped the account in the first quarter but hurt it in the second. Favorable overweights in agency securities, corporate bonds and asset-backed securities partially offset the drag on performance posed by the Treasury underweight. With the investor “flight to quality,” the account’s small position in riskier, out-of-benchmark, higher-yielding bonds also trimmed returns slightly, as did an underweight in mortgage-backed securities.

16   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF BOND MARKET ACCOUNT

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Bond Market Account	5.16%	9.86%	4.65%	5.97%

Barclays Capital U.S. Aggregate Bond Index	5.33	9.50	5.54	6.47

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

CREF Bond Market Account	Starting account value (1/1/10)	Ending account value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)

Actual return	$1,000.00	$1,051.63	$2.19
5% annual hypothetical return	1,000.00	1,022.66	2.16

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The account’s annualized six-month expense ratio for that period was 0.43%.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010

Mortgage-backed securities†	33.0
Corporate bonds	25.0
U.S. Treasury securities	18.8
Foreign government & corporate bonds denominated in U.S. dollars	10.0
U.S. agency securities	5.3
Commercial mortgage-backed securities	4.2
Asset-backed securities	1.8
Municipal bonds	0.5
Short-term investments	17.0
Other assets & liabilities, net	–15.6

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

HOLDINGS BY MATURITY

% of fixed-income investments as of 6/30/2010

Less than 1 year	15.8
1–3 years	11.8
3–5 years	16.1
5–10 years	12.3
Over 10 years	44.0

Total	100.0

College Retirement Equities Fund ▪ 2010 Semiannual Report   17

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The CREF Inflation-Linked Bond Account returned 4.25% for the period, compared with the 4.41% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the year ended June 30, 2010, the account returned 9.20%, versus 9.52% for the index.

A muted recovery checks inflation

During the six months, the U.S. economy continued on a path of slow recovery. Unemployment edged down to 9.5%, with nearly half of jobless workers unemployed for more than six months. Gross domestic product grew at an annual rate of 3.7% in the first quarter of 2010, but even consumers with jobs spent sparingly, constrained by lower home values and high levels of personal debt.

          Inflation retreated, as oil prices declined. On June 30, 2010, the Consumer Price Index was 1.1% higher than it had been twelve months earlier, compared with 2.7% at year-end 2009. Oil began the period at $79 a barrel and ended at $76.

          Amid these mixed economic conditions, the Federal Reserve kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% throughout the first half of 2010.

TIPS lag for the period but maintain a long-term lead

TIPS returned 0.56% for the period’s first half, when investors sought higher returns in stocks and lower-grade corporate bonds. However, as concern mounted over the slow pace of economic recovery, investors turned to the safety of U.S. Treasury securities, including TIPS, and the index gained 3.82% for the second half.

          For the six months, TIPS trailed the 5.33% return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. However, for the ten years ended June 30, 2010, the TIPS index returned an average annual 7.46%, versus 6.47% for the Barclays Capital aggregate index.

The account trails its benchmark

The account lagged the TIPS index partly because the account’s return includes a deduction for expenses, while the benchmark’s does not.

          Throughout the period, the account’s managers kept the account’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy is designed to help the account more closely track the performance of its benchmark.

18   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Inflation-Linked Bond Account	4.25%	9.20%	4.49%	6.99%

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L)	4.41	9.52	4.98	7.46

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

CREF Inflation-Linked Bond Account	Starting account value (1/1/10)	Ending account value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)

Actual return	$1,000.00	$1,042.50	$2.18
5% annual hypothetical return	1,000.00	1,022.66	2.16

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The account’s annualized six-month expense ratio for that period was 0.43%.

For more information about this expense example, please see page 5.

HOLDINGS BY MATURITY

% of fixed-income investments as of 6/30/2010

Less than 1 year	0.1
1–3 years	11.9
3–5 years	23.3
5–10 years	33.0
10–20 years	28.5
Over 20 years	3.2

Total	100.0

College Retirement Equities Fund ▪ 2010 Semiannual Report   19

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The CREF Social Choice Account returned –1.93% for the period, compared with the –2.27% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays Capital U.S. Aggregate Bond Index. For the year ended June 30, 2010, the account returned 14.10%, versus 12.50% for the composite index. The account screens investments according to social criteria, while the benchmark does not.

Stock exclusions aid relative results

Because of its social screens, the account did not invest in a number of stocks that were included in its composite benchmark. The net result was to increase the account’s return relative to its benchmark’s.

          The account outperformed in part because it excluded BP, whose oil well explosion and leak in the Gulf of Mexico sent the company’s stock tumbling, and Exxon Mobil, which lost 15.9%, as oil prices fell during the period. Avoiding telecommunications company Qualcomm, pharmaceutical leader Pfizer and agricultural firm Monsanto also aided relative results.

          In contrast, the main detractor from performance was the exclusion of Apple, which rose 18.9% on better-than-expected earnings. The absence of Citigroup and Swiss food giant Nestlé trimmed returns as well.

Strategies help limit risks

Because of the exclusion of some stocks, the account’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of its composite benchmark. One such method is to overweight or underweight specific stocks relative to the benchmark.

          During the six months, the account’s relative return was enhanced by overweights in entertainment conglomerate Liberty Media, Time Warner Cable and McDonald’s. Overweights in Google, Microsoft and asset management firm BlackRock detracted from performance.

Bonds boost account performance

For the six months, the account’s fixed-income component not only posted a positive return but also outpaced the Barclays Capital index, adding to the account’s outperformance. The fixed-income component outperformed its benchmark because of favorable overweight positions and successful security selections in corporate, asset-backed and U.S. agency securities. These positions more than offset the negative result from the account’s underweight holdings in U.S. Treasury securities, which outpaced most other bond sectors during the six-month period.

20   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Social Choice Account	–1.93%	14.10%	2.06%	2.11%

Broad-based market index
Russell 3000 Index	–6.05	15.72	–0.48	–0.92

CREF Social Choice Composite Benchmark*	–2.27	12.50	1.92	2.06

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

At June 30, 2010, the CREF Social Choice Composite Benchmark consisted of: 47% Russell 3000 Index; 40% Barclays Capital U.S. Aggregate Bond Index; and 13% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

EXPENSE EXAMPLE

Six months ended June 30, 2010

CREF Social Choice Account	Starting account value (1/1/10)	Ending account value (6/30/10)	Expenses paid† (1/1/10– 6/30/10)

Actual return	$1,000.00	$ 980.68	$2.06
5% annual hypothetical return	1,000.00	1,022.71	2.11

†

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 5.

College Retirement Equities Fund ▪ 2010 Semiannual Report   21

CREF SOCIAL CHOICE ACCOUNT

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010

Equities	57.9
Long-term bonds	41.4
Short-term investments	8.4
Other assets & liabilities, net	–7.7

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization (Equity segment)	% of equity investments as of 6/30/2010

Over $15 billion	59.7
$4 billion–$15 billion	27.2
Under $4 billion	13.1

Total	100.0

HOLDINGS BY MATURITY

(Fixed-income segment)	% of fixed-income investments as of 6/30/2010

Less than 1 year	18.5
1–3 years	10.6
3–5 years	13.1
5–10 years	11.5
Over 10 years	46.3

Total	100.0

22   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The CREF Money Market Account returned 0.00% for the period, compared with the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. For the year ended June 30, 2010, the account returned 0.01%, versus 0.05% for iMoneyNet.

The Fed ends its stimulus programs

During the six months, the U.S. economy continued on a path of slow recovery. Unemployment edged down to 9.5% in June. Gross domestic product grew at an annual rate of 3.7% in the first quarter of 2010, but even consumers with jobs spent sparingly, constrained by lower home values and high levels of personal debt.

          As the credit market stabilized, the Federal Reserve allowed the programs it had created to stimulate liquidity to lapse as scheduled. However, the Fed maintained its target for the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) at nearly 0%.

Uncertainty lifts LIBOR yields

During the period, concerns about the spreading debt crisis in Europe pushed up LIBOR yields, making it more expensive for businesses to borrow cash. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) The three-month LIBOR more than doubled, from 0.25% at year-end 2009 to 0.53% on June 30, 2010. Meanwhile, the twelve-month LIBOR rose from 0.98% to 1.17%.

The account stays flexible

To comply with new SEC regulations for all money market accounts, the account increased its holdings in U.S. Treasury and agency securities. As the supply of high-quality, short-term corporate and bank debt dried up, the account decreased its investments in them. The account also reduced its foreign holdings, in response to unstable conditions in Europe. The account’s weighted average maturity, which declined during the period, was 54 days on June 29, 2010, versus 36 days for the average iMoneyNet fund.

          On June 30, 2010, foreign securities made up 16.90% of the account’s total portfolio investments. The account’s investment in foreign securities may involve special risks, including currency fluctuation and political and economic instability.

College Retirement Equities Fund ▪ 2010 Semiannual Report   23

CREF MONEY MARKET ACCOUNT

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED JUNE 29, 2010*

	Current yield	Effective yield

CREF Money Market Account†	0.00%	0.00%

iMoneyNet Money Fund Report Averages™—All Taxable‡	0.04	0.04

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return

	6 months	1 year	5 years	10 years

CREF Money Market Account†	0.00%	0.01%	2.76%	2.56%

iMoneyNet Money Fund Report
Averages—All Taxable‡	0.01	0.05	2.59	2.34

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†

Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

24   2010 Semiannual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2010

CREF Money Market Account	Starting account value (1/1/10)	Ending account value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)

Actual return	$1,000.00	$1,000.02	$1.19
5% annual hypothetical return	1,000.00	1,023.60	1.20

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The account’s annualized six-month expense ratio for that period was 0.24%. The expense charges reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010

U.S. government & agency securities	41.8
Commercial paper	31.2
U.S. Treasury securities	13.3
Certificates of deposit	8.7
Floating-rate securities, U.S. agency	3.8
Floating-rate securities, corporate	0.8
Bankers’ acceptances	0.2
Medium-term bonds & notes	0.2

Total	100.0

College Retirement Equities Fund ▪ 2010 Semiannual Report   25

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2010

Principal		Issuer		Value (000)	% of net assets

BONDS

CORPORATE BONDS

HOLDING AND OTHER INVESTMENT OFFICES				$864	0.0%
TRANSPORTATION EQUIPMENT				62,247	0.1

		TOTAL CORPORATE BONDS	(Cost $72,904)	63,111	0.1

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				335	0.0

		TOTAL GOVERNMENT BONDS	(Cost $324)	335	0.0

		TOTAL BONDS	(Cost $73,228)	63,446	0.1

Shares		Company

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS				3,936	0.0

AGRICULTURAL PRODUCTION-LIVESTOCK				6,392	0.0

AGRICULTURAL SERVICES				9,402	0.0

AMUSEMENT AND RECREATION SERVICES
10,641,643		Walt Disney Co		335,213	0.5
		Other		289,634	0.2

				624,847	0.7

APPAREL AND ACCESSORY STORES				894,459	1.0

APPAREL AND OTHER TEXTILE PRODUCTS				252,180	0.3

AUTO REPAIR, SERVICES AND PARKING				54,011	0.1

AUTOMOTIVE DEALERS AND SERVICE STATIONS				115,497	0.1

BUILDING MATERIALS AND GARDEN SUPPLIES				365,944	0.4

BUSINESS SERVICES
1,502,886	*	Google, Inc (Class A)		668,708	0.7
431,900	a	Information Development Co		2,606	0.0
44,800,683		Microsoft Corp		1,030,863	1.1
19,370,583		Oracle Corp		415,692	0.5
		Other		3,365,525	3.8

				5,483,394	6.1

CHEMICALS AND ALLIED PRODUCTS
5,801,673		Abbott Laboratories		271,402	0.3
7,264,804	*	Amgen, Inc		382,129	0.4
13,195,216	*,a	Biovitrum AB		62,506	0.1
5,429,779	*,a	Ferro Corp		40,017	0.0
9,489,504	*,e	Gilead Sciences, Inc		325,300	0.4
10,860,673		Johnson & Johnson		641,431	0.7
16,828,951	e	Merck & Co, Inc		588,508	0.7
7,254,467		Novartis AG.		351,574	0.4

26 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

CHEMICALS AND ALLIED PRODUCTS—continued
45,925,659		Pfizer, Inc	$654,901	0.7%
16,193,214		Procter & Gamble Co	971,270	1.1
1,777.144	*,a	Vanda Pharmaceuticals, Inc	11,747	0.0
		Other	5,125,087	5.8

			9,425,872	10.6

COAL MINING			289,747	0.3

COMMERCIAL SERVICES AND SUPPLIES			1,052	0.0

COMMUNICATIONS
29,213,136		AT&T, Inc	706,666	0.9
14,647,586		Comcast Corp (Class A)	254,429	0.4
16,709,753	e	Verizon Communications, Inc	468,207	0.6
		Other	2,564,996	2.6

			3,994,298	4.5

DEPOSITORY INSTITUTIONS
48,594,867		Bank of America Corp	698,309	0.8
136,531,220	*	Citigroup, Inc	513,358	0.6
20,140,516		JPMorgan Chase & Co	737,345	0.8
15,596,792		US Bancorp	348,589	0.4
32,970,853		Wells Fargo & Co	844,055	0.9
		Other	4,953,745	5.6

			8,095,401	9.1

EATING AND DRINKING PLACES
4,794,715		McDonald’s Corp	315,829	0.5
		Other	496,426	0.4

			812,255	0.9

EDUCATIONAL SERVICES			129,686	0.1

ELECTRIC, GAS, AND SANITARY SERVICES			3,705,043	4.2

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
5,613,551	*,e	Apple Computer, Inc	1,411,975	1.6
32,966,711	*	Cisco Systems, Inc	702,520	0.8
16,172,683	e	Hewlett-Packard Co	699,953	0.8
31,069,148		Intel Corp	604,294	0.7
		Other	3,535,797	3.9

			6,954,539	7.8

ENGINEERING AND MANAGEMENT SERVICES			685,817	0.8

ENVIRONMENTAL QUALITY AND HOUSING			963	0.0

FABRICATED METAL PRODUCTS			413,359	0.5

FISHERIES			4,568	0.0

FOOD AND KINDRED PRODUCTS
11,889,167	e	Coca-Cola Co	595,886	0.6
5,359,114		Nestle S.A.	258,410	0.3
6,881,618		PepsiCo, Inc	419,435	0.5
		Other	2,230,057	2.5

			3,503,788	3.9

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 27

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

FOOD STORES			$487,732	0.5%

FORESTRY			56,440	0.1

FURNITURE AND FIXTURES			113,646	0.1

FURNITURE AND HOME FURNISHINGS STORES			142,567	0.2

GENERAL BUILDING CONTRACTORS			324,133	0.4

GENERAL MERCHANDISE STORES
11,316,781	e	Wal-Mart Stores, Inc	543,999	0.7
		Other	708,165	0.7

			1,252,164	1.4

HEALTH SERVICES			847,376	0.9

HEAVY CONSTRUCTION, EXCEPT BUILDING			213,452	0.2

HOLDING AND OTHER INVESTMENT OFFICES
5,166,305	*	Berkshire Hathaway, Inc (Class B)	411,704	0.6
		Other	2,188,093	2.3

			2,599,797	2.9

HOTELS AND OTHER LODGING PLACES			322,321	0.4

INDUSTRIAL MACHINERY AND EQUIPMENT
55,789,622		General Electric Co	804,487	0.9
6,223,932		International Business Machines Corp	768,532	0.8
		Other	3,466,985	3.9

			5,040,004	5.6

INSTRUMENTS AND RELATED PRODUCTS
597,279	*,a	EnteroMedics, Inc	215	0.0
22,167,242	*,a	MPM Bioventures II	7,997	0.0
4,254,176	*,a	Skyline Venture Fund II Ltd	800	0.0
		Other	2,374,460	2.7

			2,383,472	2.7

INSURANCE AGENTS, BROKERS AND SERVICE			211,163	0.2

INSURANCE CARRIERS
4,824,656		Prudential Financial, Inc	258,890	0.4
		Other	3,153,245	3.4

			3,412,135	3.8

JUSTICE, PUBLIC ORDER AND SAFETY			13,393	0.0

LEATHER AND LEATHER PRODUCTS			197,649	0.2

LEGAL SERVICES			5,821	0.0

LOCAL AND INTERURBAN PASSENGER TRANSIT			20,988	0.0

LUMBER AND WOOD PRODUCTS			22,348	0.0

METAL MINING			1,969,145	2.2

28 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES
4,957,619	a	Jarden Corp	$133,211	0.1%
		Other	238,522	0.3

			371,733	0.4

MISCELLANEOUS REPAIR SERVICES			273	0.0

MISCELLANEOUS RETAIL
9,488,475		CVS Corp	278,203	0.4
		Other	816,058	0.8

			1,094,261	1.2

MOTION PICTURES			585,879	0.7

NONDEPOSITORY INSTITUTIONS
7,108,932	e	American Express Co	282,225	0.4
		Other	701,892	0.7

			984,117	1.1

NONMETALLIC MINERALS, EXCEPT FUELS			69,862	0.1

OIL AND GAS EXTRACTION
3,414,164	e	Apache Corp	287,439	0.4
8,620,432		Occidental Petroleum Corp	665,067	0.8
6,278,927	e	Schlumberger Ltd	347,477	0.5
		Other	2,953,478	3.1

			4,253,461	4.8

PAPER AND ALLIED PRODUCTS			454,511	0.5

PERSONAL SERVICES			85,175	0.1

PETROLEUM AND COAL PRODUCTS
9,241,191	e	Chevron Corp	627,107	0.8
5,509,009		ConocoPhillips	270,437	0.4
19,504,503		Exxon Mobil Corp	1,113,123	1.3
		Other	1,378,425	1.3

			3,389,092	3.8

PIPELINES, EXCEPT NATURAL GAS			82,694	0.1

PRIMARY METAL INDUSTRIES			775,508	0.9

PRINTING AND PUBLISHING			357,356	0.4

RAILROAD TRANSPORTATION			614,136	0.7

REAL ESTATE			535,533	0.6

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			396,484	0.4

SECURITY AND COMMODITY BROKERS
3,067,424		Goldman Sachs Group, Inc	402,662	0.4
12,204,889		Morgan Stanley	283,275	0.3
		Other	1,227,974	1.4

			1,913,911	2.1

SOCIAL SERVICES			6,046	0.0

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 29

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2010

Shares	Company	Value (000)	% of net assets

SPECIAL TRADE CONTRACTORS	$70,630	0.1%

STONE, CLAY, AND GLASS PRODUCTS	415,644	0.5

TEXTILE MILL PRODUCTS	73,340	0.1

TOBACCO PRODUCTS
8,397,486	Philip Morris International, Inc	384,941	0.5
Other	580,029	0.6

964,970	1.1

TRANSPORTATION BY AIR	376,371	0.4

TRANSPORTATION EQUIPMENT
4,365,913	Boeing Co	273,961	0.4
6,886,274	e	Honeywell International, Inc	268,771	0.4
Other	2,179,944	2.3

2,722,676	3.1

TRANSPORTATION SERVICES	228,027	0.3

TRUCKING AND WAREHOUSING
5,825,186	e	United Parcel Service, Inc (Class B)	331,394	0.5
Other	192,107	0.1

523,501	0.6

WATER TRANSPORTATION	209,189	0.2

WHOLESALE TRADE-DURABLE GOODS	857,916	1.0

WHOLESALE TRADE-NONDURABLE GOODS	856,619	1.0

TOTAL COMMON STOCKS	(Cost $91,046,037)	88,731,111	99.5

PREFERRED STOCKS

FOOD AND KINDRED PRODUCTS	26,463	0.0

HOLDING AND OTHER INVESTMENT OFFICES	5,311	0.0

SECURITY AND COMMODITY BROKERS	2,645	0.0

TRANSPORTATION BY AIR	0	^	0.0

TRANSPORTATION EQUIPMENT	4,828	0.0

TOTAL PREFERRED STOCKS	(Cost $38,646)	39,247	0.0

RIGHTS / WARRANTS

DEPOSITORY INSTITUTIONS	658	0.0

EATING AND DRINKING PLACES	2	0.0

ELECTRIC, GAS, AND SANITARY SERVICES	387	0.0

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	55	0.0

GENERAL BUILDING CONTRACTORS	45	0.0

HEAVY CONSTRUCTION, EXCEPT BUILDING	81	0.0

HOLDING AND OTHER INVESTMENT OFFICES	20	0.0

HOTELS AND OTHER LODGING PLACES	47	0.0

30 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF STOCK ACCOUNT ▪ JUNE 30, 2010

Shares		Company		Value (000)		% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT				$8		0.0%

INSURANCE CARRIERS				34		0.0

METAL MINING				0	^	0.0

OIL AND GAS EXTRACTION				26		0.0

PRIMARY METAL INDUSTRIES				12		0.0

REAL ESTATE				112		0.0

WHOLESALE TRADE-DURABLE GOODS				17		0.0

		TOTAL RIGHTS / WARRANTS	(Cost $613)	1,504		0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS				123,919		0.1

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENTS
$580,000,000	w	Barclays		580,000		0.7
800,000,000	x	HSBC		800,000		0.9
1,440,000,000	y	Nomura Securities		1,440,000		1.6
		Other		778,345		0.8

				3,598,345		4.0

CORPORATE VARIABLE RATE SECURITY				1,907,339		2.2

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				5,505,684		6.2

TOTAL SHORT-TERM INVESTMENTS			(Cost $5,634,572)	5,629,603		6.3

		TOTAL PORTFOLIO	(Cost $96,793,096)	94,464,911		105.9
		OTHER ASSETS & LIABILITIES, NET		(5,248,837)		(5.9)

		NET ASSETS		$89,216,074		100.0%

*	Non-income producing.

^	Amount represents less than $1,000.

a	Affiliated holding.

e	All or a portion of these securities are out on loan.

w	Agreement with Barclays, 0.02% dated 06/30/10 to be repurchased at $580,000,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $591,600,000.

x	Agreement with HSBC, 0.11% dated 06/30/10 to be repurchased at $800,002,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $816,002,000.

y	Agreement with Nomura Securities, 0.03%–0.15% dated 06/30/10 to be repurchased at $1,440,004,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $1,468,800,941.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 31

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2010

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$66,729,013	70.6%

TOTAL DOMESTIC	66,729,013	70.6

FOREIGN
ARGENTINA	4,119	0.0
AUSTRALIA	1,415,836	1.5
AUSTRIA	100,777	0.1
BELGIUM	281,386	0.3
BERMUDA	47,125	0.1
BRAZIL	848,963	0.9
CAMBODIA	726	0.0
CANADA	2,492,538	2.6
CAYMAN ISLANDS	1,764	0.0
CHILE	76,260	0.1
CHINA	982,794	1.0
COLOMBIA	46,099	0.1
CYPRUS	2,690	0.0
CZECH REPUBLIC	45,753	0.1
DENMARK	165,287	0.2
EGYPT	24,292	0.0
FINLAND	231,715	0.3
FRANCE	1,534,971	1.6
GERMANY	1,393,466	1.5
GIBRALTAR	13,301	0.0
GREECE	64,104	0.1
GUERNSEY, C.I.	22,572	0.0
HONG KONG	500,814	0.5
HUNGARY	17,548	0.0
INDIA	416,428	0.4
INDONESIA	122,611	0.1
IRELAND	281,338	0.3
ISRAEL	233,163	0.2
ITALY	460,637	0.5
JAPAN	4,256,482	4.5

Country	Value (000)	% of total portfolio

JERSEY, C.I.	$10,881	0.0%
KAZAKHSTAN	15,617	0.0
KOREA, REPUBLIC OF	707,748	0.8
LIECHTENSTEIN	2,637	0.0
LUXEMBOURG	17,392	0.0
MACAU	37,604	0.0
MALAYSIA	170,442	0.2
MEXICO	246,229	0.3
MONACO	659	0.0
MOROCCO	8,035	0.0
NETHERLANDS	981,852	1.0
NEW ZEALAND	28,381	0.0
NORWAY	124,257	0.1
PANAMA	9,486	0.0
PERU	20,167	0.0
PHILIPPINES	45,628	0.1
POLAND	67,004	0.1
PORTUGAL	48,628	0.1
PUERTO RICO	6,490	0.0
RUSSIA	307,005	0.3
SINGAPORE	298,881	0.3
SOUTH AFRICA	360,961	0.4
SPAIN	593,687	0.6
SWEDEN	504,304	0.5
SWITZERLAND	2,055,725	2.2
TAIWAN	597,953	0.7
THAILAND	86,801	0.1
TURKEY	83,418	0.1
UKRAINE	865	0.0
UNITED ARAB EMIRATES	116	0.0
UNITED KINGDOM	4,211,486	4.5

TOTAL FOREIGN	27,735,898	29.4

TOTAL PORTFOLIO	$94,464,911	100.0%

32 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2010

Principal		Issuer		Value (000)	% of net assets

CORPORATE BONDS
TRANSPORTATION EQUIPMENT				$45,588	0.4%

		TOTAL CORPORATE BONDS	(Cost $52,884)	45,588	0.4

Shares		Company

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES				83,097	0.7

APPAREL AND ACCESSORY STORES				129,539	1.1

APPAREL AND OTHER TEXTILE PRODUCTS				16,751	0.1

AUTO REPAIR, SERVICES AND PARKING				1,700	0.0

AUTOMOTIVE DEALERS AND SERVICE STATIONS				8,947	0.1

BUILDING MATERIALS AND GARDEN SUPPLIES				32,292	0.3

BUSINESS SERVICES
3,266,515	*	Autonomy Corp plc		89,039	0.7
176,570	*	Google, Inc (Class A)		78,565	0.7
4,931,064		Microsoft Corp		113,463	1.0
		Other		459,739	3.8

				740,806	6.2

CHEMICALS AND ALLIED PRODUCTS
2,086,895	*	Gilead Sciences, Inc		71,540	0.6
1,221,972		Johnson & Johnson		72,171	0.6
1,381,494		Merck & Co, Inc		48,311	0.4
2,196,048		Novartis AG.		106,428	0.9
3,502,546		Pfizer, Inc		49,946	0.4
1,190,333		Procter & Gamble Co		71,397	0.6
		Other		805,225	6.8

				1,225,018	10.3

COAL MINING				47,271	0.4

COMMERCIAL SERVICES AND SUPPLIES				553	0.0

COMMUNICATIONS
2,440,857		AT&T, Inc		59,043	0.6
25,399,193		Vodafone Group plc		52,334	0.5
		Other		366,783	2.9

				478,160	4.0

DEPOSITORY INSTITUTIONS
5,235,486		Banco Santander Central Hispano S.A.		54,899	0.5
4,596,204		Bank of America Corp		66,046	0.6
13,677,424	*	Citigroup, Inc		51,427	0.4
9,325,279		HSBC Holdings plc		85,192	0.7
7,462,760	*	ING Groep NV		55,227	0.5
2,060,167		JPMorgan Chase & Co		75,422	0.6
4,361,224		Wells Fargo & Co		111,646	0.9
		Other		759,604	6.4

				1,259,463	10.6

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 33

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

EATING AND DRINKING PLACES
8,273,069		Compass Group plc	$62,937	0.6%
		Other	74,891	0.6

			137,828	1.2

EDUCATIONAL SERVICES			8,634	0.1

ELECTRIC, GAS, AND SANITARY SERVICES			419,844	3.5

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
716,772	*	Apple Computer, Inc	180,291	1.5
3,701,425	*	Cisco Systems, Inc	78,877	0.7
1,937,589		Hewlett-Packard Co	83,859	0.7
3,224,585		Intel Corp	62,718	0.5
1,497,783		Koninklijke Philips Electronics NV	44,727	0.4
		Other	388,238	3.2

			838,710	7.0

ENGINEERING AND MANAGEMENT SERVICES			67,487	0.6

FABRICATED METAL PRODUCTS			37,344	0.3

FOOD AND KINDRED PRODUCTS
1,149,260		Coca-Cola Co	57,602	0.5
1,062,052		InBev NV	51,066	0.4
1,774,916		Nestle S.A.	85,585	0.7
		Other	379,399	3.2

			573,652	4.8

FOOD STORES			83,073	0.7

FORESTRY			2,420	0.0

FURNITURE AND FIXTURES			10,195	0.1

FURNITURE AND HOME FURNISHINGS STORES			15,393	0.1

GENERAL BUILDING CONTRACTORS			28,325	0.2

GENERAL MERCHANDISE STORES
1,108,343		Wal-Mart Stores, Inc	53,279	0.5
		Other	104,910	0.8

			158,189	1.3

HEALTH SERVICES			84,858	0.7

HEAVY CONSTRUCTION, EXCEPT BUILDING			40,849	0.3

HOLDING AND OTHER INVESTMENT OFFICES
2,241,359	e	iShares MSCI Canada Index Fund	55,631	0.5
2,263,393	e	iShares MSCI EAFE Index Fund	105,271	0.9
1,075,589		SPDR Trust Series 1	111,023	0.9
		Other	167,736	1.4

			439,661	3.7

HOTELS AND OTHER LODGING PLACES			67,578	0.6

34 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
5,272,722		General Electric Co	$76,033	0.7%
781,716		International Business Machines Corp	96,527	0.9
		Other	344,774	2.7

			517,334	4.3

INSTRUMENTS AND RELATED PRODUCTS			227,420	1.9

INSURANCE AGENTS, BROKERS AND SERVICE			30,194	0.3

INSURANCE CARRIERS			447,246	3.7

LEATHER AND LEATHER PRODUCTS			30,635	0.3

LEGAL SERVICES			13	0.0

LOCAL AND INTERURBAN PASSENGER TRANSIT			746	0.0

LUMBER AND WOOD PRODUCTS			1,452	0.0

METAL MINING
1,441,329	*	Anglo American plc	50,224	0.5
1,623,674		BHP Billiton Ltd	50,513	0.5
1,085,525		Rio Tinto plc	47,671	0.5
		Other	205,151	1.5

			353,559	3.0

MISCELLANEOUS MANUFACTURING INDUSTRIES			52,898	0.4

MISCELLANEOUS RETAIL			122,036	1.0

MOTION PICTURES			57,626	0.5

NONDEPOSITORY INSTITUTIONS
656,554		Siemens AG.	58,721	0.6
		Other	88,800	0.6

			147,521	1.2

NONMETALLIC MINERALS, EXCEPT FUELS			4,378	0.0

OIL AND GAS EXTRACTION
846,731		Occidental Petroleum Corp	65,324	0.6
		Other	415,391	3.4

			480,715	4.0

PAPER AND ALLIED PRODUCTS			34,275	0.3

PERSONAL SERVICES			3,356	0.0

PETROLEUM AND COAL PRODUCTS
1,075,707		Chevron Corp	72,997	0.7
2,052,559		Exxon Mobil Corp	117,140	1.1
1,763,115		Royal Dutch Shell plc (A Shares)	44,494	0.4
		Other	225,500	1.7

			460,131	3.9

PIPELINES, EXCEPT NATURAL GAS			14,956	0.1

PRIMARY METAL INDUSTRIES			102,891	0.9

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 35

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2010

Shares		Company		Value (000)	% of net assets

PRINTING AND PUBLISHING				$41,507	0.4%

RAILROAD TRANSPORTATION				75,957	0.6

REAL ESTATE				84,841	0.7

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				65,004	0.5

SECURITY AND COMMODITY BROKERS				240,702	2.0

SPECIAL TRADE CONTRACTORS				702	0.0

STONE, CLAY, AND GLASS PRODUCTS				58,626	0.5

TEXTILE MILL PRODUCTS				8,706	0.1

TOBACCO PRODUCTS
991,079		Philip Morris International, Inc		45,430	0.4
		Other		75,206	0.6

				120,636	1.0

TRANSPORTATION BY AIR				64,173	0.5

TRANSPORTATION EQUIPMENT
916,375		DaimlerChrysler AG. (EUR)		46,356	0.5
1,568,948	*	Toyota Motor Corp		53,908	0.6
		Other		313,055	2.4

				413,319	3.5

TRANSPORTATION SERVICES				18,637	0.2

TRUCKING AND WAREHOUSING				75,813	0.6

WATER TRANSPORTATION				28,973	0.2

WHOLESALE TRADE-DURABLE GOODS				151,931	1.3

WHOLESALE TRADE-NONDURABLE GOODS
956,584		Akzo Nobel NV		49,717	0.5
1,719,841		Unilever NV		46,967	0.5
		Other		80,392	0.5

				177,076	1.5

		TOTAL COMMON STOCKS	(Cost $12,325,946)	11,753,622	98.4

PREFERRED STOCKS
TRANSPORTATION EQUIPMENT				3,545	0.0

		TOTAL PREFERRED STOCKS	(Cost $4,777)	3,545	0.0

RIGHTS / WARRANTS
DEPOSITORY INSTITUTIONS				7	0.0

ELECTRIC, GAS, AND SANITARY SERVICES				247	0.0

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				17	0.0

FOOD AND KINDRED PRODUCTS				2	0.0

HOLDING AND OTHER INVESTMENT OFFICES				7	0.0

HOTELS AND OTHER LODGING PLACES				77	0.0

36 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2010

Shares		Company		Value (000)	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT				$19	0.0%

PRIMARY METAL INDUSTRIES				22	0.0

REAL ESTATE				66	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $335)	464	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS

United States Treasury Bill
$99,200,000		08/05/10		99,191	0.9
		Other		4,700	0.0

				103,891	0.9

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENTS
110,000,000	w	Barclay Capital		110,000	0.9
50,000,000	x	Deutsche Bank		50,000	0.4
190,000,000	y	Nomura Securities		190,000	1.6
		Other		47,228	0.4

				397,228	3.3

CORPORATE VARIABLE RATE SECURITY				338,961	2.9

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				736,189	6.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $840,921)	840,080	7.1

		TOTAL PORTFOLIO	(Cost $13,224,863)	12,643,299	105.9
		OTHER ASSETS & LIABILITIES, NET		(700,663)	(5.9)

		NET ASSETS		$11,942,636	100.0%

Abbreviation(s):

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

e	All or a portion of these securities are out on loan.

w	Agreement with Barclay Capital, 0.01% dated 06/30/10 to be repurchased at $110,000,031 on 07/01/10, collateralized by U.S. Government Agencies security valued at $112,200,000.

x	Agreement with Deutsche Bank, 0.04% dated 06/30/10 to be repurchased at $50,000,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $51,000,000.

y	Agreement with Nomura Securities, 0.15% dated 06/30/10 to be repurchased at $190,001,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $193,800,000.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 37

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2010

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$6,696,537	53.0%

TOTAL DOMESTIC	6,696,537	53.0

FOREIGN
ARGENTINA	4,582	0.0
AUSTRALIA	381,617	3.0
AUSTRIA	24,272	0.2
BELGIUM	64,531	0.5
BERMUDA	1,521	0.0
BRAZIL	61,732	0.5
CAMBODIA	1,008	0.0
CANADA	508,644	4.0
CAYMAN ISLANDS	1,420	0.0
CHINA	92,920	0.7
COLOMBIA	2,090	0.0
CYPRUS	464	0.0
CZECH REPUBLIC	2,374	0.0
DENMARK	44,849	0.4
FINLAND	39,407	0.3
FRANCE	349,833	2.8
GERMANY	338,801	2.7
GIBRALTAR	6,076	0.1
GREECE	8,382	0.1
GUERNSEY, C.I.	2,250	0.0
HONG KONG	115,122	0.9
INDIA	35,567	0.3
INDONESIA	15,907	0.1
IRELAND	55,804	0.5

Country	Value (000)	% of total portfolio

ISRAEL	$51,275	0.4%
ITALY	114,507	0.9
JAPAN	973,946	7.7
JERSEY, C.I.	1,733	0.0
KAZAKHSTAN	511	0.0
KOREA, REPUBLIC OF	65,310	0.5
LUXEMBOURG	15,930	0.1
MACAU	20,468	0.2
MALAYSIA	16,438	0.1
MEXICO	11,505	0.1
NETHERLANDS	348,722	2.8
NEW ZEALAND	1,166	0.0
NORWAY	22,876	0.2
PERU	2,792	0.0
PHILIPPINES	27,266	0.2
PORTUGAL	22,829	0.2
SINGAPORE	80,970	0.6
SOUTH AFRICA	5,413	0.1
SPAIN	127,332	1.0
SWEDEN	90,919	0.7
SWITZERLAND	497,715	3.9
TAIWAN	57,142	0.5
THAILAND	24,767	0.2
UNITED ARAB EMIRATES	1,824	0.0
UNITED KINGDOM	1,204,233	9.5

TOTAL FOREIGN	5,946,762	47.0

TOTAL PORTFOLIO	$12,643,299	100.0%

38 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GROWTH ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AGRICULTURAL SERVICES			$2,309	0.0%

AMUSEMENT AND RECREATION SERVICES
1,702,785		Walt Disney Co	53,638	0.5
		Other	9,780	0.1

			63,418	0.6

APPAREL AND ACCESSORY STORES			142,903	1.3

APPAREL AND OTHER TEXTILE PRODUCTS			66,053	0.6

AUTO REPAIR, SERVICES AND PARKING			6,411	0.1

AUTOMOTIVE DEALERS AND SERVICE STATIONS			25,692	0.2

BUILDING MATERIALS AND GARDEN SUPPLIES
1,817,073		Home Depot, Inc	51,005	0.4
2,601,112		Lowe’s Cos, Inc	53,115	0.5
		Other	7,144	0.1

			111,264	1.0

BUSINESS SERVICES
620,187	*	Google, Inc (Class A)	275,952	2.5
2,641,870	*	Intuit, Inc	91,858	0.8
12,854,068		Microsoft Corp	295,772	2.7
1,580,551		Omnicom Group, Inc	54,212	0.5
5,471,234		Oracle Corp	117,413	1.1
717,725		Visa, Inc (Class A)	50,779	0.5
		Other	521,352	4.8

			1,407,338	12.9

CHEMICALS AND ALLIED PRODUCTS
1,495,969		Abbott Laboratories	69,981	0.6
2,256,051	*	Celgene Corp	114,652	1.1
1,519,462	*	Gilead Sciences, Inc	52,086	0.5
		Other	742,941	6.8

			979,660	9.0

COAL MINING			12,886	0.1

COMMUNICATIONS			122,990	1.1

DEPOSITORY INSTITUTIONS			61,760	0.6

EATING AND DRINKING PLACES
1,155,923		McDonald’s Corp	76,141	0.7
1,309,973		Yum! Brands, Inc	51,141	0.5
		Other	63,253	0.6

			190,535	1.8

EDUCATIONAL SERVICES			17,735	0.2

ELECTRIC, GAS, AND SANITARY SERVICES			73,382	0.7

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 39

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,056,994	*	Apple Computer, Inc	$517,397	4.8%
14,254,224	*	Cisco Systems, Inc	303,759	2.8
3,610,311		Hewlett-Packard Co	156,255	1.5
9,201,859		Intel Corp	178,977	1.6
2,348,245		Qualcomm, Inc	77,117	0.7
		Other	450,630	4.1

			1,684,135	15.5

ENGINEERING AND MANAGEMENT SERVICES			124,187	1.1

FABRICATED METAL PRODUCTS			68,349	0.6

FOOD AND KINDRED PRODUCTS
2,123,884		Coca-Cola Co	106,448	1.0
1,812,083		Dr Pepper Snapple Group, Inc	67,754	0.6
1,442,826		PepsiCo, Inc	87,940	0.8
		Other	123,656	1.1

			385,798	3.5

FOOD STORES			8,616	0.1

FORESTRY			1,187	0.0

FURNITURE AND FIXTURES			16,193	0.2

FURNITURE AND HOME FURNISHINGS STORES			39,554	0.4

GENERAL BUILDING CONTRACTORS			4,338	0.0

GENERAL MERCHANDISE STORES
1,394,905		Target Corp	68,588	0.6
1,816,178		Wal-Mart Stores, Inc	87,305	0.8
		Other	88,933	0.8

			244,826	2.2

HEALTH SERVICES
1,926,860	*	Express Scripts, Inc	90,601	0.8
		Other	132,223	1.2

			222,824	2.0

HOLDING AND OTHER INVESTMENT OFFICES
2,420,750		iShares Russell 1000 Growth Index Fund	110,968	1.0
		Other	60,407	0.6

			171,375	1.6

HOTELS AND OTHER LODGING PLACES			89,665	0.8

INDUSTRIAL MACHINERY AND EQUIPMENT
834,628		3M Co	65,927	0.6
967,070		Deere & Co	53,846	0.5
2,397,942		Emerson Electric Co	104,765	1.0
2,043,905		International Business Machines Corp	252,382	2.3
2,575,650		Johnson Controls, Inc	69,208	0.6
		Other	335,666	3.1

			881,794	8.1

40 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
910,328		Allergan, Inc	$53,036	0.5%
2,197,910		Danaher Corp	81,586	0.7
162,170	*	Intuitive Surgical, Inc	51,184	0.5
1,335,484	*	Life Technologies Corp	63,102	0.6
1,416,791		Medtronic, Inc	51,387	0.5
1,026,522	*	Thermo Electron Corp	50,352	0.5
		Other	343,528	3.1

			694,175	6.4

INSURANCE AGENTS, BROKERS AND SERVICE			18,208	0.2

INSURANCE CARRIERS
1,439,891		Aflac, Inc	61,439	0.6
		Other	101,235	0.9

			162,674	1.5

JUSTICE, PUBLIC ORDER AND SAFETY			286	0.0

LEATHER AND LEATHER PRODUCTS			49,666	0.5

LEGAL SERVICES			1,776	0.0

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,543	0.0

METAL MINING			106,523	1.0

MISCELLANEOUS MANUFACTURING INDUSTRIES			61,495	0.6

MISCELLANEOUS RETAIL
899,062	*	Amazon.com, Inc	98,231	0.9
		Other	95,460	0.9

			193,691	1.8

MOTION PICTURES			81,258	0.8

NONDEPOSITORY INSTITUTIONS
1,401,325		American Express Co	55,632	0.6
		Other	18,500	0.1

			74,132	0.7

NONMETALLIC MINERALS, EXCEPT FUELS			2,441	0.0

OIL AND GAS EXTRACTION
1,008,831	*	Concho Resources, Inc	55,819	0.5
1,176,564		Occidental Petroleum Corp	90,773	0.8
1,281,681		Schlumberger Ltd	70,928	0.7
		Other	261,194	2.4

			478,714	4.4

PAPER AND ALLIED PRODUCTS			29,995	0.3

PERSONAL SERVICES			3,134	0.0

PETROLEUM AND COAL PRODUCTS
5,591,024	d	Exxon Mobil Corp	319,079	2.9
		Other	77,046	0.7

			396,125	3.6

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 41

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2010

Shares	Company		Value (000)	% of net assets

PRIMARY METAL INDUSTRIES			$67,693	0.6%

PRINTING AND PUBLISHING			25,172	0.2

RAILROAD TRANSPORTATION			58,251	0.5

REAL ESTATE			9,231	0.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			14,657	0.1

SECURITY AND COMMODITY BROKERS			160,179	1.5

SPECIAL TRADE CONTRACTORS			824	0.0

STONE, CLAY, AND GLASS PRODUCTS			47,908	0.4

TEXTILE MILL PRODUCTS			329	0.0

TOBACCO PRODUCTS
2,793,353	Altria Group, Inc		55,979	0.5
2,442,254	Philip Morris International, Inc		111,952	1.0
	Other		10,195	0.1

			178,126	1.6

TRANSPORTATION BY AIR			19,064	0.2

TRANSPORTATION EQUIPMENT
1,735,431	Boeing Co		108,899	1.0
1,333,477	Honeywell International, Inc		52,045	0.5
1,033,218	United Technologies Corp		67,065	0.7
	Other		138,473	1.2

			366,482	3.4

TRANSPORTATION SERVICES			34,786	0.3

TRUCKING AND WAREHOUSING
1,744,405	United Parcel Service, Inc (Class B)		99,239	0.9
	Other		5,389	0.1

			104,628	1.0

WATER TRANSPORTATION			11,916	0.1

WHOLESALE TRADE-DURABLE GOODS			22,440	0.2

WHOLESALE TRADE-NONDURABLE GOODS			62,528	0.6

	TOTAL COMMON STOCKS	(Cost $10,709,011)	10,767,227	98.9

42 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GROWTH ACCOUNT ▪ JUNE 30, 2010

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS			$35,397	0.3%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $35,397)	35,397	0.3

	TOTAL PORTFOLIO	(Cost $10,744,408)	10,802,624	99.2
	OTHER ASSETS & LIABILITIES, NET		88,666	0.8

	NET ASSETS		$10,891,290	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 43

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF GROWTH ACCOUNT ▪ JUNE 30, 2010

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$10,330,678	95.6%

TOTAL DOMESTIC	10,330,678	95.6

FOREIGN
BELGIUM	14,357	0.1
BERMUDA	3,734	0.0
BRAZIL	31,992	0.3
CANADA	56,884	0.5
DENMARK	28,046	0.3
FRANCE	7,327	0.1
GUERNSEY, C.I.	11,247	0.1
IRELAND	86,246	0.8
ISRAEL	36,712	0.3
MACAU	843	0.0
MEXICO	4,824	0.0
NETHERLANDS	17,300	0.2
PANAMA	930	0.0
SINGAPORE	2,404	0.0
SPAIN	5,189	0.1
SWEDEN	1,451	0.0
SWITZERLAND	146,705	1.4
UNITED KINGDOM	15,755	0.2

TOTAL FOREIGN	471,946	4.4

TOTAL PORTFOLIO	$10,802,624	100.0%

44 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$588	0.0%

AGRICULTURAL PRODUCTION-LIVESTOCK			1,002	0.0

AGRICULTURAL SERVICES			1,871	0.0

AMUSEMENT AND RECREATION SERVICES
1,500,015		Walt Disney Co	47,251	0.5
		Other	13,055	0.1

			60,306	0.6

APPAREL AND ACCESSORY STORES			70,506	0.8

APPAREL AND OTHER TEXTILE PRODUCTS			37,252	0.4

AUTO REPAIR, SERVICES AND PARKING			6,161	0.0

AUTOMOTIVE DEALERS AND SERVICE STATIONS			20,668	0.2

BUILDING MATERIALS AND GARDEN SUPPLIES
1,296,791		Home Depot, Inc	36,401	0.4
		Other	28,137	0.4

			64,538	0.8

BUSINESS SERVICES
186,639	*	Google, Inc (Class A)	83,044	1.0
5,866,226		Microsoft Corp	134,981	1.6
2,917,596		Oracle Corp	62,612	0.8
		Other	367,594	3.8

			648,231	7.2

CHEMICALS AND ALLIED PRODUCTS
1,182,149		Abbott Laboratories	55,302	0.7
733,715	*	Amgen, Inc	38,593	0.4
1,317,007		Bristol-Myers Squibb Co	32,846	0.5
375,632		Colgate-Palmolive Co	29,585	0.3
2,112,354		Johnson & Johnson	124,755	1.5
2,388,154		Merck & Co, Inc	83,515	1.0
6,177,168		Pfizer, Inc	88,086	1.1
2,205,639		Procter & Gamble Co	132,295	1.6
		Other	385,270	3.9

			970,247	11.0

COAL MINING			22,877	0.2

COMMUNICATIONS
4,525,439		AT&T, Inc	109,469	1.3
2,154,526		Comcast Corp (Class A)	37,423	0.5
2,164,865		Verizon Communications, Inc	60,659	0.8
		Other	157,816	1.6

			365,367	4.2

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 45

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS
7,682,597		Bank of America Corp	$110,398	1.3%
16,195,249	*	Citigroup, Inc	60,894	0.8
3,046,896		JPMorgan Chase & Co	111,546	1.3
1,468,043		US Bancorp	32,811	0.5
3,726,650		Wells Fargo & Co	95,402	1.2
		Other	231,598	2.2

			642,649	7.3

EATING AND DRINKING PLACES
823,924		McDonald’s Corp	54,273	0.7
		Other	49,007	0.6

			103,280	1.3

EDUCATIONAL SERVICES			16,026	0.2

ELECTRIC, GAS, AND SANITARY SERVICES			376,500	4.2

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
696,875	*	Apple Computer, Inc	175,286	2.1
4,373,931	*	Cisco Systems, Inc	93,209	1.1
1,795,946		Hewlett-Packard Co	77,730	1.0
4,261,151		Intel Corp	82,880	1.0
1,256,328		Qualcomm, Inc	41,259	0.6
		Other	284,175	2.7

			754,539	8.5

ENGINEERING AND MANAGEMENT SERVICES			77,940	0.8

FABRICATED METAL PRODUCTS			52,744	0.6

FOOD AND KINDRED PRODUCTS
1,613,168		Coca-Cola Co	80,853	1.0
1,228,479		Kraft Foods, Inc (Class A)	34,398	0.5
1,235,103		PepsiCo, Inc	75,281	0.9
		Other	153,775	1.5

			344,307	3.9

FOOD STORES			25,693	0.3

FORESTRY			8,450	0.1

FURNITURE AND FIXTURES			13,757	0.0

FURNITURE AND HOME FURNISHINGS STORES			15,180	0.2

GENERAL BUILDING CONTRACTORS			15,236	0.2

GENERAL MERCHANDISE STORES
1,562,780		Wal-Mart Stores, Inc	75,122	0.9
		Other	71,066	0.8

			146,188	1.7

HEALTH SERVICES			114,194	1.2

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,312	0.0

46 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
1,324,607	*	Berkshire Hathaway, Inc (Class B)	$105,559	1.3%
		Other	243,414	2.5

			348,973	3.8

HOTELS AND OTHER LODGING PLACES			32,134	0.4

INDUSTRIAL MACHINERY AND EQUIPMENT
546,121		3M Co	43,139	0.6
8,176,386		General Electric Co	117,904	1.4
982,115		International Business Machines Corp	121,273	1.5
		Other	334,335	3.4

			616,651	6.9

INSTRUMENTS AND RELATED PRODUCTS
843,614		Medtronic, Inc	30,598	0.4
		Other	286,095	3.2

			316,693	3.6

INSURANCE AGENTS, BROKERS AND SERVICE			32,921	0.3

INSURANCE CARRIERS			312,807	3.5

JUSTICE, PUBLIC ORDER AND SAFETY			2,502	0.0

LEATHER AND LEATHER PRODUCTS			12,787	0.1

LEGAL SERVICES			1,905	0.0

LOCAL AND INTERURBAN PASSENGER TRANSIT			1,219	0.0

LUMBER AND WOOD PRODUCTS			1,712	0.0

METAL MINING			59,917	0.6

MISCELLANEOUS MANUFACTURING INDUSTRIES			15,046	0.1

MISCELLANEOUS RETAIL
267,927	*	Amazon.com, Inc	29,273	0.3
1,042,204		CVS Corp	30,557	0.4
		Other	75,033	0.7

			134,863	1.4

MOTION PICTURES			80,820	0.9

NONDEPOSITORY INSTITUTIONS
803,112		American Express Co	31,883	0.4
		Other	47,597	0.4

			79,480	0.8

NONMETALLIC MINERALS, EXCEPT FUELS			6,659	0.1

OIL AND GAS EXTRACTION
622,046		Occidental Petroleum Corp	47,992	0.6
913,465		Schlumberger Ltd	50,552	0.7
		Other	276,362	3.0

			374,906	4.3

PAPER AND ALLIED PRODUCTS			45,036	0.4

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2010

Shares	Company	Value (000)	% of net assets

PERSONAL SERVICES		$12,222	0.1%

PETROLEUM AND COAL PRODUCTS
1,538,300	Chevron Corp	104,389	1.2
1,139,776	ConocoPhillips	55,952	0.6
3,903,218	Exxon Mobil Corp	222,756	2.6
	Other	54,497	0.5

		437,594	4.9

PIPELINES, EXCEPT NATURAL GAS		9,961	0.1

PRIMARY METAL INDUSTRIES		55,380	0.6

PRINTING AND PUBLISHING		40,562	0.4

RAILROAD TRANSPORTATION		60,859	0.8

REAL ESTATE		10,443	0.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		15,924	0.1

SECURITY AND COMMODITY BROKERS
394,245	Goldman Sachs Group, Inc	51,752	0.7
	Other	135,105	1.4

		186,857	2.1

SOCIAL SERVICES		384	0.0

SPECIAL TRADE CONTRACTORS		8,432	0.0

STONE, CLAY, AND GLASS PRODUCTS		33,656	0.3

TEXTILE MILL PRODUCTS		3,204	0.0

TOBACCO PRODUCTS
1,594,900	Altria Group, Inc	31,962	0.4
1,418,309	Philip Morris International, Inc	65,015	0.6
	Other	14,261	0.2

		111,238	1.2

TRANSPORTATION BY AIR		28,577	0.3

TRANSPORTATION EQUIPMENT
581,297	Boeing Co	36,476	0.5
714,624	United Technologies Corp	46,387	0.6
	Other	145,354	1.7

		228,217	2.8

TRANSPORTATION SERVICES		33,625	0.4

TRUCKING AND WAREHOUSING
546,982	United Parcel Service, Inc (Class B)	31,117	0.4
	Other	8,888	0.0

		40,005	0.4

WATER TRANSPORTATION		22,497	0.2

WHOLESALE TRADE-DURABLE GOODS		33,536	0.4

48 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2010

Shares	Company		Value (000)		% of net assets

WHOLESALE TRADE-NONDURABLE GOODS			$54,066		0.7%

	TOTAL COMMON STOCKS	(Cost $8,832,375)	8,882,879		99.0

RIGHTS / WARRANTS
EATING AND DRINKING PLACES			0	^	0.0

OIL AND GAS EXTRACTION			0	^	0.0

	TOTAL RIGHTS / WARRANTS	(Cost $0)	0	^	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS			10,899		0.1

	TOTAL SHORT-TERM INVESTMENTS	(Cost $10,899)	10,899		0.1

	TOTAL PORTFOLIO	(Cost $8,843,274)	8,893,778		99.1
	OTHER ASSETS & LIABILITIES, NET		83,007		0.9

	NET ASSETS		$8,976,785		100.0%

*	Non-income producing.

^	Amount represents less than $1,000.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2010

Principal	Issuer		Value (000)	% of net assets

BANK LOAN OBLIGATIONS

CHEMICALS AND ALLIED PRODUCTS			$12,250	0.1%

MISCELLANEOUS MANUFACTURING INDUSTRIES			4,938	0.0

	TOTAL BANK LOAN OBLIGATIONS	(Cost $17,300)	17,188	0.1

BONDS

CORPORATE BONDS

AGENCY SECURITIES
$40,000,000	Citigroup Funding, Inc	1.880%, 10/22/12	40,841	0.3
45,500,000	Citigroup, Inc	2.130%, 04/30/12	46,615	0.4
61,500,000	General Electric Capital Corp	2.250%, 03/12/12	63,097	0.6
84,400,000	General Electric Capital Corp	2.130%–3.000%, 12/09/11–12/28/12	86,907	0.7
54,875,000	GMAC, Inc	1.750%, 10/30/12	55,827	0.6
61,800,000	GMAC, Inc	2.200%, 12/19/12	63,501	0.6
50,000,000	JPMorgan Chase & Co	3.130%, 12/01/11	51,726	0.4
39,000,000	State Street Corp	2.150%, 04/30/12	39,938	0.3
	Other		265,863	2.3

			714,315	6.2

AMUSEMENT AND RECREATION SERVICES			11,641	0.1

AUTO REPAIR, SERVICES AND PARKING			3,931	0.0

AUTOMOTIVE DEALERS AND SERVICE STATIONS			7,924	0.1

BUILDING MATERIALS AND GARDEN SUPPLIES			6,362	0.1

BUSINESS SERVICES			41,627	0.3

CHEMICALS AND ALLIED PRODUCTS			151,304	1.3

COAL MINING			6,834	0.1

COMMUNICATIONS			312,399	2.6

DEPOSITORY INSTITUTIONS			470,458	4.0

ELECTRIC, GAS, AND SANITARY SERVICES			250,767	2.2

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			51,648	0.5

EXECUTIVE, LEGISLATIVE AND GENERAL			4,683	0.0

FABRICATED METAL PRODUCTS			20,332	0.2

FOOD AND KINDRED PRODUCTS			113,959	1.0

FOOD STORES			20,189	0.2

FURNITURE AND HOME FURNISHINGS STORES			1,541	0.0

GENERAL BUILDING CONTRACTORS			1,338	0.0

GENERAL MERCHANDISE STORES			27,842	0.3

HEALTH SERVICES			17,878	0.2

50 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2010

Principal	Issuer		Value (000)	% of net assets

	HOLDING AND OTHER INVESTMENT OFFICES		$63,558	0.5%

	HOTELS AND OTHER LODGING PLACES		2,095	0.0

	INDUSTRIAL MACHINERY AND EQUIPMENT		38,761	0.3

	INSTRUMENTS AND RELATED PRODUCTS		43,477	0.4

	INSURANCE AGENTS, BROKERS AND SERVICE		18,297	0.2

	INSURANCE CARRIERS		128,503	1.1

	JUSTICE, PUBLIC ORDER AND SAFETY		1,556	0.0

	LEGAL SERVICES		1,006	0.0

	METAL MINING		25,209	0.3

	MISCELLANEOUS RETAIL		27,234	0.2

	MOTION PICTURES		24,878	0.2

	NONDEPOSITORY INSTITUTIONS		228,229	1.9

	OIL AND GAS EXTRACTION		200,183	1.6

	PAPER AND ALLIED PRODUCTS		11,454	0.0

	PETROLEUM AND COAL PRODUCTS		94,341	0.8

	PIPELINES, EXCEPT NATURAL GAS		18,019	0.2

	PRIMARY METAL INDUSTRIES		14,359	0.1

	PRINTING AND PUBLISHING		21,388	0.2

	RAILROAD TRANSPORTATION		41,698	0.5

	REAL ESTATE		9,125	0.0

	SECURITY AND COMMODITY BROKERS		222,956	1.9

	SOCIAL SERVICES		1,840	0.0

	STONE, CLAY, AND GLASS PRODUCTS		12,781	0.1

	TOBACCO PRODUCTS		13,604	0.1

	TRANSPORTATION BY AIR		2,712	0.0

	TRANSPORTATION EQUIPMENT		32,047	0.3

	WATER TRANSPORTATION		3,679	0.0

	WHOLESALE TRADE-DURABLE GOODS		27,053	0.1

	WHOLESALE TRADE-NONDURABLE GOODS		29,665	0.3

	TOTAL CORPORATE BONDS	(Cost $3,417,364)	3,596,679	30.7

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2010

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES
$76,000,000		Federal National Mortgage Association (FNMA)	2.750%, 03/13/14	$79,254	0.8%
213,268,001		FNMA	1.130%–5.000%, 08/12/10–03/25/33	221,965	1.9
		Other		315,615	2.5

				616,834	5.2

FOREIGN GOVERNMENT BONDS
147,295,000		Province of Ontario Canada	2.630%–4.400%, 09/08/10–04/14/20	151,968	1.9
		Other		338,569	2.3

				490,537	4.2

MORTGAGE BACKED
50,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000%, 07/15/40	52,883	0.5
49,000,000		FHLMC	5.500%, 07/15/40	52,575	0.4
137,704,315	i	FHLMC	2.640%–6.050%, 07/15/25–07/15/40	146,649	1.3
52,464,567		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	5.000%, 01/01/34	55,771	0.6
468,570,812		FGLMC	4.000%–8.000%, 09/01/10–07/01/39	502,951	4.5
53,000,000		Federal National Mortgage Association (FNMA)	5.000%, 07/25/23	56,544	0.5
38,466,717		FNMA	5.000%, 11/01/33	40,910	0.4
50,367,467		FNMA	5.000%, 08/01/34	53,599	0.6
52,988,558		FNMA	5.500%, 02/01/35	57,149	0.6
167,000,000		FNMA	4.000%, 07/25/40	169,114	1.4
279,000,000		FNMA	5.500%, 07/25/40	299,488	2.6
205,000,000		FNMA	6.000%, 07/25/40	222,328	1.9
327,000,000		FNMA	4.500%, 08/25/40	337,678	2.8
61,000,000		FNMA	6.000%, 08/25/40	65,985	0.6
191,000,000		FNMA	5.000%, 09/25/40	200,640	1.7
855,968,293	i	FNMA	4.000%–9.000%, 06/01/11–08/01/39	914,588	7.2
152,000,000		Government National Mortgage Association
		(GNMA)	5.000%, 07/15/38	161,904	1.4
48,000,000		GNMA	5.500%, 07/15/38	51,855	0.4
140,000,000		GNMA	4.500%, 07/15/40	145,819	1.2
40,000,000		GNMA	6.000%, 07/15/40	43,588	0.4
50,000,000		GNMA	5.000%, 07/20/40	53,141	0.5
181,488,181		GNMA	4.000%–9.500%, 06/15/16–01/15/44	194,385	1.6

				3,879,544	33.1

MUNICIPAL BONDS				60,751	0.5

52 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2010

Principal		Issuer		Value (000)	% of net assets

U.S. TREASURY SECURITIES
$338,372,000		United States Treasury Bond	8.000%, 11/15/21	$492,121	4.1%
99,175,000		United States Treasury Bond	5.250%, 02/15/29	119,351	1.0
101,882,000		United States Treasury Bond	3.500%–6.380%, 08/15/27–02/15/40	118,271	1.1
78,983,000		United States Treasury Note	1.000%, 09/30/11	79,526	0.7
102,500,000		United States Treasury Note	1.380%, 11/15/12	103,965	0.9
53,547,000		United States Treasury Note	1.130%, 06/15/13	53,760	0.5
131,829,000		United States Treasury Note	3.130%, 09/30/13	140,357	1.2
62,337,000		United States Treasury Note	2.750%, 10/31/13	65,605	0.6
189,533,000		United States Treasury Note	2.000%, 11/30/13	194,567	1.6
76,420,000		United States Treasury Note	2.250%, 01/31/15	78,325	0.7
62,411,000		United States Treasury Note	2.500%, 04/30/15	64,630	0.6
197,421,000		United States Treasury Note	2.130%, 05/31/15	200,814	1.6
93,560,000		United States Treasury Note	1.880%, 06/30/15	93,918	0.8
39,400,000		United States Treasury Note	4.380%, 05/15/40	42,613	0.4
330,543,400		United States Treasury Note	1.000%–3.500%, 08/31/10–05/15/20	340,587	2.9
		Other		12,772	0.1

				2,201,182	18.8

		TOTAL GOVERNMENT BONDS	(Cost $6,960,723)	7,248,848	61.8

STRUCTURED ASSETS

ASSET BACKED				229,735	2.0

OTHER MORTGAGE BACKED				483,566	4.1

		TOTAL STRUCTURED ASSETS	(Cost $709,728)	713,301	6.1

		TOTAL BONDS	(Cost $11,087,815)	11,558,828	98.6

PREFERRED STOCKS

AGENCY SECURITIES				679	0.0

		TOTAL PREFERRED STOCKS	(Cost $49,941)	679	0.0

TIAA-CREF MUTUAL FUND

553,840	a	TIAA-CREF High-Yield Fund		5,117	0.0

		TOTAL TIAA-CREF MUTUAL FUND	(Cost $5,122)	5,117	0.0

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2010

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$61,033,000	Federal Home Loan Bank (FHLB)	07/02/10	$61,033	0.5%
100,000,000	FHLB	07/09/10	99,999	0.8
41,603,000	FHLB	07/12/10	41,602	0.4
683,888,000	FHLB	07/14/10	683,872	5.8
138,296,000	FHLB	07/16/10	138,290	1.2
129,632,000	FHLB	07/19/10	129,627	1.1
47,027,000	FHLB	07/20/10	47,025	0.4
98,207,000	FHLB	07/26/10	98,202	0.8
280,967,000	FHLB	07/06/10–08/31/10	280,941	2.4
94,019,000	Federal Home Loan Mortgage Corp (FHLMC)	07/14/10	94,014	0.8
47,509,000	FHLMC	08/05/10	47,504	0.4
106,249,000	FHLMC	07/12/10–08/16/10	106,241	0.9
42,962,000	Federal National Mortgage Association (FNMA)	07/28/10	42,959	0.4
116,278,000	FNMA	07/07/10–08/16/10	116,268	1.0

			1,987,577	16.9

	TOTAL SHORT-TERM INVESTMENTS	(Cost $1,987,577)	1,987,577	16.9

	TOTAL PORTFOLIO	(Cost $13,147,755)	13,569,389	115.6
	OTHER ASSETS & LIABILITIES, NET		(1,832,308)	(15.6)

	NET ASSETS		$11,737,081	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

a	Affiliated fund.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

54 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF INFLATION-LINKED BOND ACCOUNT ▪ JUNE 30, 2010

Principal		Issuer		Value (000)	% of net assets

BONDS

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
$101,217,727	k	United States Treasury Inflation Indexed Bonds	3.380%, 01/15/12	$106,706	1.3%
228,528,340	k	United States Treasury Inflation Indexed Bonds	2.000%, 04/15/12	236,741	2.9
376,311,065	k	United States Treasury Inflation Indexed Bonds	3.000%, 07/15/12	400,330	4.9
216,432,995	k	United States Treasury Inflation Indexed Bonds	0.630%, 04/15/13	220,880	2.7
355,966,242	k	United States Treasury Inflation Indexed Bonds	1.880%, 07/15/13	376,518	4.6
364,965,231	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/14	388,802	4.8
233,104,841	k	United States Treasury Inflation Indexed Bonds	1.250%, 04/15/14	243,358	3.0
329,804,888	k	United States Treasury Inflation Indexed Bonds	2.000%, 07/15/14	353,870	4.3
333,282,015	k	United States Treasury Inflation Indexed Bonds	1.630%, 01/15/15	351,821	4.3
168,996,240	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/15	171,227	2.1
287,024,075	k	United States Treasury Inflation Indexed Bonds	1.880%, 07/15/15	307,542	3.8
278,374,273	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	300,318	3.7
276,959,884	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	308,204	3.8
247,339,917	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/17	273,059	3.3
219,830,380	k	United States Treasury Inflation Indexed Bonds	2.630%, 07/15/17	247,979	3.0
222,734,009	k	United States Treasury Inflation Indexed Bonds	1.630%, 01/15/18	234,775	2.9
209,869,068	k	United States Treasury Inflation Indexed Bonds	1.380%, 07/15/18	217,510	2.7
217,792,575	k	United States Treasury Inflation Indexed Bonds	2.130%, 01/15/19	237,666	2.9
225,634,370	k	United States Treasury Inflation Indexed Bonds	1.880%, 07/15/19	241,887	3.0
300,612,438	k	United States Treasury Inflation Indexed Bonds	1.380%, 01/15/20	307,822	3.8
420,110,190	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/25	466,027	5.6
285,925,361	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	302,344	3.7
231,007,563	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/27	255,913	3.1
218,623,757	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	221,766	2.7
285,771,536	k	United States Treasury Inflation Indexed Bonds	3.630%, 04/15/28	369,829	4.5
214,644,990	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	242,599	3.0
335,349,842	k	United States Treasury Inflation Indexed Bonds	3.880%, 04/15/29	450,024	5.4
93,658,719	k	United States Treasury Inflation Indexed Bonds	3.380%, 04/15/32	121,939	1.5
122,947,121	k	United States Treasury Inflation Indexed Bonds	2.130%, 02/15/40	134,714	1.6

				8,092,170	98.9

		TOTAL GOVERNMENT BONDS	(Cost $7,574,111)	8,092,170	98.9

		TOTAL BONDS	(Cost $7,574,111)	8,092,170	98.9

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS
12,000,000		United States Treasury Bills	08/05/10	11,999	0.1

				11,999	0.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,999)	11,999	0.1

		TOTAL PORTFOLIO	(Cost $7,586,110)	8,104,169	99.0
		OTHER ASSETS & LIABILITIES, NET		80,064	1.0

		NET ASSETS		$8,184,233	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 55

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2010

Principal	Issuer	Value (000)	% of net assets

BONDS

	CORPORATE BONDS

	AGENCY SECURITIES	$139,754	1.6%

	AUTOMOTIVE DEALERS AND SERVICE STATIONS	10,556	0.1

	BUILDING MATERIALS AND GARDEN SUPPLIES	7,159	0.1

	BUSINESS SERVICES	5,135	0.1

	CHEMICALS AND ALLIED PRODUCTS	44,387	0.5

	COMMUNICATIONS	64,685	0.7

	DEPOSITORY INSTITUTIONS	176,458	2.0

	EATING AND DRINKING PLACES	1,393	0.0

	ELECTRIC, GAS, AND SANITARY SERVICES	126,145	1.4

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	17,867	0.2

	FABRICATED METAL PRODUCTS	6,031	0.1

	FOOD AND KINDRED PRODUCTS	33,395	0.4

	FOOD STORES	1,073	0.0

	FURNITURE AND FIXTURES	12,434	0.1

	GENERAL MERCHANDISE STORES	6,183	0.1

	HEALTH SERVICES	16,069	0.2

	HOLDING AND OTHER INVESTMENT OFFICES	49,292	0.6

	INDUSTRIAL MACHINERY AND EQUIPMENT	29,698	0.3

	INSTRUMENTS AND RELATED PRODUCTS	50,153	0.6

	INSURANCE AGENTS, BROKERS AND SERVICE	11,590	0.1

	INSURANCE CARRIERS	56,694	0.7

	MEMBERSHIP ORGANIZATIONS	5,484	0.1

	MISCELLANEOUS RETAIL	12,290	0.1

	NONDEPOSITORY INSTITUTIONS	21,319	0.3

	NONMETALLIC MINERALS, EXCEPT FUELS	2,782	0.0

	OIL AND GAS EXTRACTION	44,151	0.5

	PAPER AND ALLIED PRODUCTS	14,077	0.2

	PETROLEUM AND COAL PRODUCTS	10,713	0.1

	PRIMARY METAL INDUSTRIES	4,311	0.1

	PRINTING AND PUBLISHING	2,576	0.0

	RAILROAD TRANSPORTATION	20,071	0.2

	SECURITY AND COMMODITY BROKERS	10,926	0.1

56 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2010

Principal		Issuer		Value (000)	% of net assets

SOCIAL SERVICES				$11,213	0.1%

STONE, CLAY, AND GLASS PRODUCTS				3,010	0.0

TRANSPORTATION BY AIR				39,695	0.5

TRANSPORTATION EQUIPMENT				6,994	0.1

TRANSPORTATION SERVICES				8,801	0.1

WHOLESALE TRADE-NONDURABLE GOODS				3,179	0.0

		TOTAL CORPORATE BONDS	(Cost $1,026,186)	1,087,743	12.4

GOVERNMENT BONDS

AGENCY SECURITIES				214,152	2.5

FOREIGN GOVERNMENT BONDS				107,604	1.2

MORTGAGE BACKED
$31,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000%, 07/15/40	32,787	0.4
32,000,000		FHLMC	5.500%, 07/15/40	34,335	0.4
66,351,406	i	FHLMC	2.640%–6.050%, 07/15/25–07/15/40	70,892	0.8
202,740,827		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	4.000%–8.000%, 03/01/11–07/01/39	217,250	2.5
50,000,000		Federal National Mortgage Association (FNMA)	5.500%, 07/25/40	53,672	0.6
53,000,000		FNMA	6.000%, 07/25/40	57,480	0.7
95,000,000		FNMA	4.500%, 08/25/40	98,102	1.1
51,000,000		FNMA	5.000%, 09/25/40	53,574	0.6
422,803,314	i	FNMA	4.000%–8.500%, 06/01/11–08/25/40	448,659	5.1
38,000,000		Government National Mortgage Association
		(GNMA)	4.500%, 07/15/40	39,579	0.4
120,551,382		GNMA	4.000%–9.000%, 04/15/15–09/15/43	128,688	1.5

				1,235,018	14.1

MUNICIPAL BONDS				149,245	1.7

U.S. TREASURY SECURITIES
69,400,000		United States Treasury Bond	8.000%, 11/15/21	100,934	1.2
53,216,000		United States Treasury Bond	4.380%–6.380%, 08/15/27–02/15/40	63,359	0.7
67,254,000		United States Treasury Note	1.000%, 12/31/11	67,745	0.8
36,625,000		United States Treasury Note	1.380%, 11/15/12	37,149	0.4
34,267,000		United States Treasury Note	1.380%, 01/15/13	34,727	0.4
28,905,000		United States Treasury Note	1.130%, 06/15/13	29,020	0.3
34,030,000		United States Treasury Note	2.250%, 05/31/14	35,112	0.4
33,395,000		United States Treasury Note	2.380%, 08/31/14	34,525	0.4
29,554,000		United States Treasury Note	2.130%, 05/31/15	30,062	0.3
135,499,000		United States Treasury Note	0.750%–3.500%, 08/31/11–05/15/20	138,347	1.6

				570,980	6.5

		TOTAL GOVERNMENT BONDS	(Cost $2,187,557)	2,276,999	26.0

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 57

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2010

Shares		Company		Value (000)	% of net assets

STRUCTURED ASSETS

ASSET BACKED				$91,516	1.0%

OTHER MORTGAGE BACKED				164,182	1.9

		TOTAL STRUCTURED ASSETS	(Cost $261,019)	255,698	2.9

		TOTAL BONDS	(Cost $3,474,762)	3,620,440	41.3

COMMON STOCKS

AGRICULTURAL SERVICES				1,091	0.0

AMUSEMENT AND RECREATION SERVICES
1,298,228		Walt Disney Co		40,894	0.5
		Other		380	0.0

				41,274	0.5

APPAREL AND ACCESSORY STORES				51,584	0.6

APPAREL AND OTHER TEXTILE PRODUCTS
416,304		Nike, Inc. (Class B)		28,121	0.3
		Other		6,876	0.1

				34,997	0.4

AUTO REPAIR, SERVICES AND PARKING				2,516	0.0

AUTOMOTIVE DEALERS AND SERVICE STATIONS				8,680	0.1

BUILDING MATERIALS AND GARDEN SUPPLIES
1,282,068		Home Depot, Inc		35,987	0.4
		Other		18,534	0.2

				54,521	0.6

BUSINESS SERVICES
116,736	*	Google, Inc (Class A)		51,943	0.7
3,503,614		Microsoft Corp		80,619	1.0
		Other		154,363	1.6

				286,925	3.3

CHEMICALS AND ALLIED PRODUCTS
714,893	*	Amgen, Inc		37,603	0.5
1,400,339		Bristol-Myers Squibb Co		34,924	0.5
1,302,840		Johnson & Johnson		76,946	1.0
1,528,112		Merck & Co, Inc		53,438	0.7
1,338,489		Procter & Gamble Co		80,282	1.0
		Other		335,302	3.5

				618,495	7.2

COMMUNICATIONS
880,396	*	DIRECTV		29,863	0.4
1,509,304		Verizon Communications, Inc		42,290	0.6
		Other		157,863	1.6

				230,016	2.6

DEPOSITORY INSTITUTIONS
2,391,088		Wells Fargo & Co		61,211	0.8
		Other		309,612	3.5

				370,823	4.3

58 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2010

Shares		Company	Value (000)	% of net assets

EATING AND DRINKING PLACES
678,521		McDonald’s Corp	$44,695	0.6%
		Other	24,491	0.2

			69,186	0.8

EDUCATIONAL SERVICES			2,056	0.0

ELECTRIC, GAS, AND SANITARY SERVICES			324,298	3.7

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,898,505	*	Cisco Systems, Inc	61,768	0.8
1,252,602		Hewlett-Packard Co	54,214	0.7
2,940,326		Intel Corp	57,190	0.8
		Other	157,863	1.5

			331,035	3.8

ENGINEERING AND MANAGEMENT SERVICES			40,880	0.5

FABRICATED METAL PRODUCTS			46,162	0.5

FOOD AND KINDRED PRODUCTS
1,069,888		Kraft Foods, Inc (Class A)	29,956	0.4
891,339		PepsiCo, Inc	54,326	0.7
		Other	101,138	1.0

			185,420	2.1

FOOD STORES			35,460	0.4

FORESTRY			5,523	0.1

FURNITURE AND FIXTURES			9,946	0.1

FURNITURE AND HOME FURNISHINGS STORES			7,044	0.1

GENERAL BUILDING CONTRACTORS			18,585	0.2

GENERAL MERCHANDISE STORES
612,203		Target Corp	30,102	0.4
		Other	40,467	0.4

			70,569	0.8

HEALTH SERVICES			21,195	0.2

HEAVY CONSTRUCTION, EXCEPT BUILDING			6,462	0.1

HOLDING AND OTHER INVESTMENT OFFICES			84,941	1.0

HOTELS AND OTHER LODGING PLACES			19,972	0.2

INDUSTRIAL MACHINERY AND EQUIPMENT
510,291		3M Co	40,308	0.6
719,456		Emerson Electric Co	31,433	0.5
604,371		International Business Machines Corp	74,627	1.0
		Other	156,864	1.4

			303,232	3.5

INSTRUMENTS AND RELATED PRODUCTS
874,700		Medtronic, Inc	31,724	0.5
		Other	163,726	1.7

			195,450	2.2

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2010

Shares	Company	Value (000)	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE	$19,648	0.2%

INSURANCE CARRIERS
591,357	Travelers Cos, Inc	29,125	0.4
Other	195,309	2.2

224,434	2.6

LEATHER AND LEATHER PRODUCTS	5,970	0.1

LEGAL SERVICES	640	0.0

LOCAL AND INTERURBAN PASSENGER TRANSIT	1,464	0.0

LUMBER AND WOOD PRODUCTS	1,043	0.0

METAL MINING	40,439	0.5

MISCELLANEOUS MANUFACTURING INDUSTRIES	13,494	0.2

MISCELLANEOUS RETAIL	94,195	1.1

MOTION PICTURES	30,644	0.4

NONDEPOSITORY INSTITUTIONS
802,229	American Express Co	31,847	0.5
Other	23,284	0.1

55,131	0.6

NONMETALLIC MINERALS, EXCEPT FUELS	12,307	0.1

OIL AND GAS EXTRACTION
481,660	Devon Energy Corp	29,344	0.4
Other	233,649	2.6

262,993	3.0

PAPER AND ALLIED PRODUCTS	44,135	0.5

PERSONAL SERVICES	1,213	0.0

PETROLEUM AND COAL PRODUCTS	108,223	1.2

PIPELINES, EXCEPT NATURAL GAS	30,051	0.3

PRIMARY METAL INDUSTRIES	60,906	0.7

PRINTING AND PUBLISHING	40,822	0.5

RAILROAD TRANSPORTATION	54,077	0.6

REAL ESTATE	26,125	0.3

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,105	0.1

SECURITY AND COMMODITY BROKERS	115,860	1.3

SOCIAL SERVICES	221	0.0

SPECIAL TRADE CONTRACTORS	2,348	0.0

STONE, CLAY, AND GLASS PRODUCTS	31,428	0.4

TEXTILE MILL PRODUCTS	718	0.0

TRANSPORTATION BY AIR	19,122	0.2

60 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2010

Shares	Company		Value (000)		% of net assets

	TRANSPORTATION EQUIPMENT		$108,281		1.2%

	TRANSPORTATION SERVICES		27,220		0.3

	TRUCKING AND WAREHOUSING
	592,394	United Parcel Service, Inc (Class B)	33,702		0.4
	Other		10,777		0.1

			44,479		0.5

	WATER TRANSPORTATION		6,245		0.1

	WHOLESALE TRADE-DURABLE GOODS		52,348		0.6

	WHOLESALE TRADE-NONDURABLE GOODS		42,722		0.5

	TOTAL COMMON STOCKS	(Cost $4,973,362)	5,064,389		58.0

	PREFERRED STOCKS

	AGENCY SECURITIES		331		0.0

	TOTAL PREFERRED STOCKS	(Cost $24,353)	331		0.0

	RIGHTS / WARRANTS

	DEPOSITORY INSTITUTIONS		0	^	0.0

	ELECTRIC, GAS, AND SANITARY SERVICES		216		0.0

	INDUSTRIAL MACHINERY AND EQUIPMENT		9		0.0

	PRIMARY METAL INDUSTRIES		70		0.0

	TOTAL RIGHTS / WARRANTS	(Cost $223)	295		0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$56,800,000	Federal Home Loan Bank (FHLB)	07/09/10	56,798	0.7
194,967,000	FHLB	07/02/10–08/24/10	194,941	2.2
28,567,000	Federal National Mortgage Association (FNMA)	09/01/10	28,562	0.3
	Other		92,419	1.1

			372,720	4.3

U.S. TREASURY BILLS
31,500,000	United States Cash Management Bill	07/15/10	31,498	0.4
33,800,000	United States Treasury Bill	07/29/10	33,796	0.4
38,000,000	United States Treasury Bill	08/05/10	37,994	0.4
40,000,000	United States Treasury Bill	09/23/10	39,985	0.4
	Other		49,287	0.6

			192,560	2.2

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2010

Principal	Issuer		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			$66,891	0.7%

U.S. TREASURY BILLS
$46,000,000	United States Treasury Bill	10/21/10	45,978	0.5
	Other		59,775	0.7

			105,753	1.2

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			172,644	1.9

	TOTAL SHORT-TERM INVESTMENTS	(Cost $737,894)	737,924	8.4

	TOTAL PORTFOLIO	(Cost $9,210,594)	9,423,379	107.7
	OTHER ASSETS & LIABILITIES, NET		(675,268)	(7.7)

	NET ASSETS		$8,748,111	100.0%

*	Non-income producing.

^	Amount represents less than $1,000.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

62 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2010

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

BANKERS’ ACCEPTANCES			$30,951	0.2%

CERTIFICATE OF DEPOSIT
$177,500,000	Bank of Montreal	0.260%—0.330%, 07/06/10–07/23/10	177,500	1.4
214,170,000	Bank of Nova Scotia	0.290%–0.570%, 07/22/10–10/01/10	214,170	1.7
235,770,000	Toronto-Dominion Bank	0.250%–0.450% 07/08/10–09/10/10	235,770	1.8
	Other		484,040	3.8

			1,111,480	8.7

COMMERCIAL PAPER
135,172,000	American Honda Finance Corp	07/19/10–09/22/10	135,112	1.1
225,915,000	Coca-Cola Co	07/07/10–09/13/10	225,838	1.8
157,585,000	Commonwealth Bank of Australia	07/06/10–09/29/10	157,431	1.2
141,030,000	General Electric Capital Corp	07/19/10–08/27/10	140,986	1.1
130,000,000	General Electric Co	08/31/10–09/23/10	129,916	1.0
163,040,000	National Australia Funding (Delaware)	08/17/10–09/16/10	162,931	1.3
320,065,000	Nestle Capital Corp	07/12/10–11/29/10	319,868	2.5
278,396,000	Old Line Funding LLC	07/09/10–09/09/10	278,289	2.2
286,125,000	Private Export Funding Corp	07/06/10–09/14/10	286,050	2.3
64,535,000	Procter & Gamble International Funding S.C.A	07/15/10	64,531	0.5
159,435,000	Procter & Gamble International Funding S.C.A	07/02/10–07/22/10	159,426	1.3
167,000,000	Province of Ontario Canada	07/08/10–09/20/10	166,958	1.3
67,690,000	Rabobank USA Financial Corp	07/06/10	67,689	0.5
68,000,000	Rabobank USA Financial Corp	07/01/10–07/29/10	67,997	0.5
180,228,000	Sheffield Receivables Corp	07/14/10–09/14/10	180,154	1.4
377,487,000	Straight-A Funding LLC	07/01/10–09/21/10	377,313	3.0
143,665,000	US Bank NA	07/01/10–08/10/10	143,641	1.1
	Other		913,012	7.1

			3,977,142	31.2

INTEREST BEARING SHORT TERM			23,415	0.2

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
98,170,000	Federal Home Loan Bank (FHLB)	07/02/10	98,169	0.8
72,500,000	FHLB	07/14/10	72,495	0.6
140,000,000	FHLB	07/16/10	139,989	1.1
143,414,000	FHLB	07/21/10	143,399	1.1
92,739,000	FHLB	07/23/10	92,728	0.7
105,405,000	FHLB	07/28/10	105,390	0.8
80,000,000	FHLB	07/30/10	79,988	0.6
144,553,000	FHLB	08/04/10	144,529	1.1
71,460,000	FHLB	08/27/10	71,439	0.6
89,306,000	FHLB	09/10/10	89,280	0.7
119,955,000	FHLB	09/15/10	119,903	0.9
78,788,000	FHLB	09/17/10	78,755	0.6
85,000,000	FHLB	09/24/10	84,966	0.7
401,133,000	FHLB	07/01/10–12/20/10	401,021	3.1

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2010

Principal		Issuer		Value (000)	% of net assets

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—continued
$61,020,000		Federal Home Loan Mortgage Corp (FHLMC)	07/06/10	$61,018	0.5%
61,400,000		FHLMC	07/19/10	61,394	0.5
98,894,000		FHLMC	08/03/10	98,876	0.8
95,667,000		FHLMC	08/16/10	95,643	0.8
100,000,000		FHLMC	08/30/10	99,963	0.8
77,380,000		FHLMC	09/01/10	77,352	0.6
121,774,000		FHLMC	09/07/10	121,730	1.0
153,510,000		FHLMC	09/08/10	153,446	1.2
101,497,000		FHLMC	09/13/10	101,457	0.8
89,410,000		FHLMC	09/20/10	89,377	0.7
86,076,000		FHLMC	09/28/10	86,036	0.7
93,268,000		FHLMC	10/26/10	93,189	0.7
993,931,000		FHLMC	07/07/10–05/02/11	993,500	7.8
101,750,000		Federal National Mortgage Association (FNMA)	07/07/10	101,747	0.8
111,200,000		FNMA	07/14/10	111,193	0.9
66,285,000		FNMA	08/11/10	66,269	0.5
84,500,000		FNMA	08/16/10	84,476	0.7
99,319,000		FNMA	08/18/10	99,293	0.8
132,171,000		FNMA	09/22/10	132,103	1.0
80,935,000		FNMA	09/29/10	80,880	0.6
83,585,000		FNMA	12/01/10	83,436	0.7
703,405,000		FNMA	07/06/10–05/02/11	702,867	5.5
		Other		5,000	0.0

				5,322,296	41.8

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
130,000,000		Federal Farm Credit Bank (FFCB)	0.250%–0.400%, 05/16/11–07/15/11	129,971	1.0
90,000,000	i	Federal Home Loan Bank (FHLB)	0.300%, 05/26/11	90,000	0.7
90,000,000	i	FHLB	0.350%, 06/01/11	90,017	0.7
120,000,000	i	FHLB	0.250%, 07/11/11	119,974	1.0
53,445,000		FHLB	0.200%–1.060%, 07/13/10–05/26/11	53,387	0.4

				483,349	3.8

U.S. TREASURY SECURITIES
64,215,000		United States Cash Management Bill	07/15/10	64,211	0.5
100,000,000		United States Treasury Bill	07/08/10	99,997	0.8
72,700,000		United States Treasury Bill	07/29/10	72,691	0.6
125,780,000		United States Treasury Bill	08/19/10	125,754	1.0
109,815,000		United States Treasury Bill	08/26/10	109,782	0.9
144,430,000		United States Treasury Bill	09/02/10	144,384	1.1
70,000,000		United States Treasury Bill	09/09/10	69,971	0.5
108,695,000		United States Treasury Bill	09/16/10	108,657	0.8
74,030,000		United States Treasury Bill	09/23/10	74,005	0.6
69,135,000		United States Treasury Bill	09/30/10	69,103	0.5
109,505,000		United States Treasury Bill	11/18/10	109,414	0.9
378,665,000		United States Treasury Bill	07/01/10–11/26/10	378,491	3.0

64 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2010

Principal	Issuer		Value (000)	% of net assets

U.S. TREASURY SECURITIES—continued
$117,475,000	United States Treasury Note	1.250% 11/30/10	$117,935	0.9%
151,105,000	United States Treasury Note	0.880%–2.750%, 07/31/10–02/28/11	151,549	1.2

			1,695,944	13.3

VARIABLE NOTES			95,000	0.8

	TOTAL SHORT-TERM INVESTMENTS	(Cost $12,739,577)	12,739,577	100.0

	TOTAL PORTFOLIO	(Cost $12,739,577)	12,739,577	100.0
	OTHER ASSETS & LIABILITIES, NET		1,336	0.0

	NET ASSETS		$12,740,913	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 65

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND ▪ JUNE 30, 2010

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Portfolio investments, at value:
Unaffiliated issuers*†	$94,205,812	$12,643,299	$10,802,624	$8,893,778	$13,564,272	$8,104,169	$9,423,379	$12,739,577
Affiliated issuers‡	259,099	—	—	—	5,117	—	—	—

Total portfolio investments, at value	$94,464,911	$12,643,299	$10,802,624	$8,893,778	$13,569,389	$8,104,169	$9,423,379	$12,739,577
Cash	341	1,785	111	184	36,030	211	10,388	9
Cash — foreign^	82,974	22,210	173	—	—	—	1,810	—
Dividends and interest receivable	159,910	27,108	11,618	11,815	81,078	63,993	36,410	2,460
Receivable from securities transactions	701,246	69,762	170,749	69,517	903,819	10,018	272,105	—
Due from affiliates	16,851	3,338	2,502	1,710	15,012	5,927	5,470	—
Receivable for variation margin on open future contracts	—	—	6	—	—	—	—	—
Other	1,286	549	1,685	518	475	505	663	573

Total assets	95,427,519	12,768,051	10,989,468	8,977,522	14,605,803	8,184,823	9,750,225	12,742,619

LIABILITIES
Payable for collateral for securities loaned	5,519,777	738,651	—	—	—	—	172,647	—
Payable for securities transactions	687,545	85,129	97,417	—	2,868,010	—	828,853	—
Due to affiliates	975	137	117	88	121	85	88	92
Accumulation withdrawals payable	—	—	—	—	—	—	—	1,000
Payable for variation margin on open future contracts	—	—	—	94	—	—	—	—
Other	3,148	1,498	644	555	591	505	526	614

Total liabilities	6,211,445	825,415	98,178	737	2,868,722	590	1,002,114	1,706

NET ASSETS:
Accumulation Fund	$79,097,538	$11,692,851	$10,737,706	$8,815,032	$11,505,291	$7,965,260	$8,511,360	$12,494,923
Annuity Funds	10,118,536	249,785	153,584	161,753	231,790	218,973	236,751	245,990

Total net assets	$89,216,074	$11,942,636	$10,891,290	$8,976,785	$11,737,081	$8,184,233	$8,748,111	$12,740,913

Accumulation units outstanding	411,210	152,389	188,298	117,971	119,820	137,669	70,397	489,363

Accumulation unit value	$192.35	$76.73	$57.02	$74.72	$96.02	$57.86	$120.91	$25.53

* Includes securities loaned of:	$5,269,519	$703,575	$—	$—	$—	$—	$166,123	$—
† Portfolio investments; unaffiliated issuers cost:	$96,516,714	$13,224,863	$10,744,408	$8,843,274	$13,142,633	$7,586,110	$9,210,594	$12,739,577
‡ Portfolio investments; affiliated issuers cost:	$276,382	$—	$—	$—	$5,122	$—	$—	$—
^ Foreign cash, cost:	$82,815	$22,349	$173	$—	$—	$—	$1,806	$—

66 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 67

STATEMENTS OF OPERATIONS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD ENDED JUNE 30, 2010

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Interest	$255	$51	$103	$13	$213,510	$131,210	$69,381	$15,358
Dividends:
Unaffiliated issuers*	1,061,584	161,540	83,641	89,126	—	—	60,044	—
Affiliated issuers†	653	—	—	—	199	—	—	—
Income from securities lending	36,352	5,644	—	—	—	—	463	—
Other	—	—	—	—	171	—	12	—

Total income	1,098,844	167,235	83,744	89,139	213,880	131,210	129,900	15,358

EXPENSES
Administrative	123,876	16,726	15,131	12,221	13,902	9,942	11,244	16,298
Distribution	38,337	5,182	4,678	3,772	4,284	3,076	3,476	5,065
Investment advisory	56,841	9,795	6,799	3,170	4,919	3,545	3,833	3,663
Mortality and expense risk charges	2,442	330	299	241	274	196	222	322

Total expenses	221,496	32,033	26,907	19,404	23,379	16,759	18,775	25,348

Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	10,208

Net expenses	221,496	32,033	26,907	19,404	23,379	16,759	18,775	15,140

Net investment income (loss)	877,348	135,202	56,837	69,735	190,501	114,451	111,125	218

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	1,303,006	(96,885)	224,948	59,764	128,486	9,723	68,207	—
Affiliated issuers	(18,102)	—	—	—	—	—	—	—
Futures transactions	—	—	(1,196)	(1,150)	—	—	—	—
Foreign currency transactions	(13,988)	(2,115)	(25)	—	—	—	(77)	—

Net realized gain (loss) on total investments	1,270,916	(99,000)	223,727	58,614	128,486	9,723	68,130	—

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(9,536,345)	(1,387,515)	(1,269,967)	(733,276)	239,970	204,571	(356,186)	—
Affiliated issuers	11,917	—	—	—	4	—	—	—
Futures transactions	—	—	(1,324)	(264)	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(114)	(211)	89	—	—	—	(122)	—

Net change in unrealized appreciation (depreciation) on total investments	(9,524,542)	(1,387,726)	(1,271,202)	(733,540)	239,974	204,571	(356,308)	—

Net realized and unrealized gain (loss) on total investments	(8,253,626)	(1,486,726)	(1,047,475)	(674,926)	368,460	214,294	(288,178)	—

Net increase (decrease) in net assets resulting from operations	$(7,376,278)	$(1,351,524)	$(990,638)	$(605,191)	$558,961	$328,745	$(177,053)	$218

* Net of foreign withholding taxes of unaffiliated issuers:	$(48,586)	$(10,808)	$(785)	$—	$—	$—	$(2,066)	$—
† Net of foreign withholding taxes of affiliated issuers:	$(6)	$—	$—	$—	$—	$—	$—	$—
‡ Includes net change in unrealized foreign capital gains taxes of:	$(1,794)	$(851)	$—	$—	$—	$—	$—	$—

68 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 69

STATEMENTS OF CHANGES IN NET ASSETS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands except accumulation units)	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009

	(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income (loss)	$877,348	$1,624,366	$135,202	$228,323	$56,837	$110,493
Net realized gain (loss) on total investments	1,270,916	(13,564,620)	(99,000)	(1,734,358)	223,727	(1,127,051)
Net change in unrealized appreciation (depreciation) on total investments	(9,524,542)	35,861,370	(1,387,726)	4,735,406	(1,271,202)	4,163,855

Net increase (decrease) from operations	(7,376,278)	23,921,116	(1,351,524)	3,229,371	(990,638)	3,147,297

FROM PARTICIPANT TRANSACTIONS
Premiums	3,257,866	5,088,775	661,328	1,235,760	587,624	1,148,971
Net transfers between CREF Accounts	(531,241)	(698,998)	(208,335)	182,259	(160,939)	169,020
Annuity payments	(635,067)	(1,204,187)	(22,287)	(31,856)	(12,432)	(18,118)
Withdrawals and death benefits	(4,008,470)	(5,102,471)	(626,755)	(777,305)	(545,243)	(656,604)

Net increase (decrease) from participant transactions	(1,916,912)	(1,916,881)	(196,049)	608,858	(130,990)	643,269

Net increase (decrease) in net assets	(9,293,190)	22,004,235	(1,547,573)	3,838,229	(1,121,628)	3,790,566

NET ASSETS
Beginning of period	98,509,264	76,505,029	13,490,209	9,651,980	12,012,918	8,222,352

End of period	$89,216,074	$98,509,264	$11,942,636	$13,490,209	$10,891,290	$12,012,918

ACCUMULATION UNITS:
Units purchased	15,571,897	30,287,257	7,880,309	19,589,442	9,410,987	22,787,063
Units sold/transferred	(22,800,483)	(36,208,604)	(10,203,114)	(11,699,295)	(11,496,739)	(10,174,085)
Outstanding:
Beginning of period	418,438,767	424,360,114	154,711,659	146,821,512	190,383,385	177,770,407

End of period	411,210,181	418,438,767	152,388,854	154,711,659	188,297,633	190,383,385

70 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 71

STATEMENTS OF CHANGES IN NET ASSETS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands except accumulation units)	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009

	(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income (loss)	$69,735	$138,750	$190,501	$371,236	$114,451	$93,300
Net realized gain (loss) on total investments	58,614	(177,347)	128,486	17,811	9,723	(9,707)
Net change in unrealized appreciation (depreciation) on total investments	(733,540)	2,089,065	239,974	258,450	204,571	528,299

Net increase (decrease) from operations	(605,191)	2,050,468	558,961	647,497	328,745	611,892

FROM PARTICIPANT TRANSACTIONS
Premiums	543,032	941,500	732,175	1,255,544	589,838	1,098,827
Net transfers between CREF Accounts	98,177	(89,548)	605,294	788,667	207,521	677,665
Annuity payments	(14,526)	(21,174)	(26,901)	(39,098)	(23,783)	(33,076)
Withdrawals and death benefits	(471,027)	(628,539)	(644,291)	(851,997)	(583,088)	(750,631)

Net increase (decrease) from participant transactions	155,656	202,239	666,277	1,153,116	190,488	992,785

Net increase (decrease) in net assets	(449,535)	2,252,707	1,225,238	1,800,613	519,233	1,604,677

NET ASSETS
Beginning of period	9,426,320	7,173,613	10,511,843	8,711,230	7,665,000	6,060,323

End of period	$8,976,785	$9,426,320	$11,737,081	$10,511,843	$8,184,233	$7,665,000

ACCUMULATION UNITS:
Units purchased	6,801,392	14,370,656	7,792,481	14,138,124	10,695,747	20,305,060
Units sold/transferred	(4,986,581)	(11,042,114)	(741,125)	(1,217,090)	(7,311,818)	(1,948,960)
Outstanding:
Beginning of period	116,156,164	112,827,622	112,768,626	99,847,592	134,285,421	115,929,321

End of period	117,970,975	116,156,164	119,819,982	112,768,626	137,669,350	134,285,421

72 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 73

STATEMENTS OF CHANGES IN NET ASSETS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Social Choice Account		Money Market Account

(amounts in thousands except accumulation units)	June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009

	(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)	$111,125	$209,210	$218	$34,229
Net realized gain (loss) on total investments	68,130	(189,815)	—	5
Net change in unrealized appreciation (depreciation) on total investments	(356,308)	1,537,010	—	(17,004)

Net increase (decrease) from operations	(177,053)	1,556,405	218	17,230

FROM PARTICIPANT TRANSACTIONS
Premiums	451,988	693,959	1,682,779	3,721,036
Net transfers between CREF Accounts	128,841	4,650	(139,318)	(1,033,715)
Annuity payments	(16,944)	(26,213)	(33,006)	(146,389)
Withdrawals and death benefits	(312,023)	(446,056)	(2,097,209)	(4,363,720)

Net increase (decrease) from participant transactions	251,862	226,340	(586,754)	(1,822,788)

Net increase (decrease) in net assets	74,809	1,782,745	(586,536)	(1,805,558)

NET ASSETS
Beginning of period	8,673,302	6,890,557	13,327,449	15,133,007

End of period	$8,748,111	$8,673,302	$12,740,913	$13,327,449

ACCUMULATION UNITS:
Units purchased	3,673,171	6,596,009	65,898,896	145,553,247
Units sold/transferred	(1,660,552)	(4,580,586)	(88,415,554)	(215,785,416)
Outstanding:
Beginning of period	68,384,656	66,369,233	511,879,966	582,112,135

End of period	70,397,275	68,384,656	489,363,308	511,879,966

74 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 75

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Stock Account

	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$2.344		$4.251	$5.339	$4.754	$4.329	$3.819
Expenses (a)	0.473		0.849	1.113	0.992	1.095	0.901

Net investment income (loss) (a)	1.871		3.402	4.226	3.762	3.234	2.918
Net realized and unrealized gain (loss) on total investments	(17.772)		47.129	(107.993)	15.589	32.372	11.478

Net change in accumulation unit value	(15.901)		50.531	(103.767)	19.351	35.606	14.396

Accumulation unit value:
Beginning of period	208.254		157.723	261.490	242.139	206.533	192.137

End of period	$192.353		$208.254	$157.723	$261.490	$242.139	$206.533

TOTAL RETURN*	(7.64	)%(b)	32.04%	(39.68)%	7.99%	17.24%	7.49%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.45	%(c)	0.49%	0.64%	0.52%	0.49%	0.46%
Net investment income (loss)	1.80	%(c)	1.97%	1.95%	1.44%	1.44%	1.49%

SUPPLEMENTAL DATA
Portfolio turnover rate	34	%(b)	58%	53%	49%	51%	58%
Accumulation units outstanding at the end of period†	411		418	424	448	469	484
Accumulation fund net assets†	$79,098		$87,141	$66,931	$117,078	$113,675	$99,968
Net assets at the end of period†	$89,216		$98,509	$76,505	$134,560	$131,097	$115,864

*	Based on per accumulation unit data.

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

†	Millions

76 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Global Equities Account

	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.062		$1.862	$2.587	$2.069	$1.716	$1.641
Expenses (a)	0.203		0.374	0.462	0.409	0.481	0.397

Net investment income (loss) (a)	0.859		1.488	2.125	1.660	1.235	1.244
Net realized and unrealized gain (loss) on total investments	(9.482)		19.648	(49.181)	8.522	14.969	6.205

Net change in accumulation unit value	(8.623)		21.136	(47.056)	10.182	16.204	7.449

Accumulation unit value:
Beginning of period	85.353		64.217	111.273	101.091	84.887	77.438

End of period	$76.730		$85.353	$64.217	$111.273	$101.091	$84.887

TOTAL RETURN*	(10.10	)%(b)	32.91%	(42.29)%	10.07%	19.09%	9.62%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.49	%(c)	0.53%	0.68%	0.56%	0.52%	0.50%
Net investment income (loss)	2.05	%(c)	2.11%	2.34%	1.53%	1.35%	1.57%

SUPPLEMENTAL DATA
Portfolio turnover rate	35	%(b)	59%	76%	108%	137%	137%
Accumulation units outstanding at the end of period†	152		155	147	153	151	139
Accumulation fund net assets†	$11,693		$13,205	$9,429	$17,039	$15,293	$11,803
Net assets at the end of period†	$11,943		$13,490	$9,652	$17,461	$15,674	$12,101

*	Based on per accumulation unit data.

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 77

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Growth Account

	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.435		$0.836	$0.740	$0.694	$0.625	$0.520
Expenses (a)	0.140		0.249	0.316	0.272	0.321	0.291

Net investment income (loss) (a)	0.295		0.587	0.424	0.422	0.304	0.229
Net realized and unrealized gain (loss) on total investments	(5.469)		16.058	(30.509)	10.416	3.066	2.935

Net change in accumulation unit value	(5.174)		16.645	(30.085)	10.838	3.370	3.164

Accumulation unit value:
Beginning of period	62.198		45.553	75.638	64.800	61.430	58.266

End of period	$57.024		$62.198	$45.553	$75.638	$64.800	$61.430

TOTAL RETURN*	(8.32	)%(b)	36.54%	(39.78)%	16.73%	5.49%	5.43%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.45	%(c)	0.48%	0.69%	0.55%	0.52%	0.50%
Net investment income (loss)	0.95	%(c)	1.14%	0.68%	0.60%	0.49%	0.39%

SUPPLEMENTAL DATA
Portfolio turnover rate	42	%(b)	81%	82%	127%	109%	87%
Accumulation units outstanding at the end of period†	188		190	178	181	182	194
Accumulation fund net assets†	$10,738		$11,842	$8,098	$13,666	$11,780	$11,918
Net assets at the end of period†	$10,891		$12,013	$8,222	$13,883	$11,985	$12,128

*	Based on per accumulation unit data.

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

†	Millions

78 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Equity Index Account

	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.747		$1.470	$1.823	$1.806	$1.636	$1.441
Expenses (a)	0.163		0.288	0.429	0.383	0.385	0.325

Net investment income (loss) (a)	0.584		1.182	1.394	1.423	1.251	1.116
Net realized and unrealized gain (loss) on total investments	(5.526)		16.176	(38.771)	3.050	11.332	3.320

Net change in accumulation unit value	(4.942)		17.358	(37.377)	4.473	12.583	4.436

Accumulation unit value:
Beginning of period	79.664		62.306	99.683	95.210	82.627	78.191

End of period	$74.722		$79.664	$62.306	$99.683	$95.210	$82.627

TOTAL RETURN*	(6.20	)%(b)	27.86%	(37.50)%	4.70%	15.23%	5.67%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.40	%(c)	0.43%	0.59%	0.47%	0.43%	0.41%
Net investment income (loss)	1.45	%(c)	1.77%	1.67%	1.39%	1.39%	1.40%

SUPPLEMENTAL DATA
Portfolio turnover rate	6	%(b)	5%	7%	9%	10%	7%
Accumulation units outstanding at the end of period†	118		116	113	113	116	117
Accumulation fund net assets†	$8,815		$9,253	$7,030	$11,225	$11,033	$9,658
Net assets at the end of period†	$8,977		$9,426	$7,174	$11,474	$11,283	$9,877

*	Based on per accumulation unit data.

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 79

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Bond Market Account

	6/30/10		12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.807		$3.818		$4.241	$4.260	$3.990	$3.437
Expenses (a)	0.198		0.399		0.416	0.315	0.373	0.342

Net investment income (loss) (a)	1.609		3.419		3.825	3.945	3.617	3.095
Net realized and unrealized gain (loss) on total investments	3.105		2.556		(2.777)	0.806	(0.467)	(1.414)

Net change in accumulation unit value	4.714		5.975		1.048	4.751	3.150	1.681

Accumulation unit value:
Beginning of period	91.306		85.331		84.283	79.532	76.382	74.701

End of period	$96.020		$91.306		$85.331	$84.283	$79.532	$76.382

TOTAL RETURN*	5.16	%(b)	7.00%		1.24%	5.97%	4.12%	2.25%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.43	%(c)	0.45%		0.61%	0.51%	0.48%	0.45%
Net investment income (loss)	3.47	%(c)	3.88%		4.53%	4.86%	4.69%	4.09%

SUPPLEMENTAL DATA
Portfolio turnover rate	109	%(b)(d)	185	%(d)	125%	174%	219%	275%
Accumulation units outstanding at the end of period†	120		113		100	89	78	74
Accumulation fund net assets†	$11,505		$10,296		$8,520	$7,494	$6,219	$5,627
Net assets at the end of period†	$11,737		$10,512		$8,711	$7,680	$6,395	$5,797

*	Based on per accumulation unit data.

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2010 and December 31, 2009 were 35% and 96%, respectively.

†	Millions

80 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Inflation-Linked Bond Account

	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.934		$0.974	$2.700	$2.618	$1.560	$2.657
Expenses (a)	0.119		0.241	0.249	0.186	0.228	0.194

Net investment income (loss) (a)	0.815		0.733	2.451	2.432	1.332	2.463
Net realized and unrealized gain (loss) on total investments	1.544		4.119	(3.367)	2.695	(1.339)	(1.316)

Net change in accumulation unit value	2.359		4.852	(0.916)	5.127	(0.007)	1.147

Accumulation unit value:
Beginning of period	55.499		50.647	51.563	46.436	46.443	45.296

End of period	$57.858		$55.499	$50.647	$51.563	$46.436	$46.443

TOTAL RETURN*	4.25	%(b)	9.58%	(1.78)%	11.04%	(0.01)%	(2.53)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.43	%(c)	0.45%	0.58%	0.50%	0.49%	0.43%
Net investment income (loss)	2.91	%(c)	1.38%	4.69%	5.00%	2.83%	5.47%

SUPPLEMENTAL DATA
Portfolio turnover rate	10	%(b)	11%	19%	13%	23%	24%
Accumulation units outstanding at the end of period†	138		134	116	91	77	83
Accumulation fund net assets†	$7,965		$7,453	$5,871	$4,668	$3,597	$3,844
Net assets at the end of period†	$8,184		$7,665	$6,060	$4,830	$3,744	$4,000

*	Based on per accumulation unit data.

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 81

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Social Choice Account

	6/30/10		12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.822		$3.517		$4.191	$4.165	$3.687	$2.987
Expenses (a)	0.264		0.488		0.600	0.492	0.535	0.465

Net investment income (loss) (a)	1.558		3.029		3.591	3.673	3.152	2.522
Net realized and unrealized gain (loss) on total investments	(3.930)		19.530		(34.439)	2.371	8.412	2.877

Net change in accumulation unit value	(2.372)		22.559		(30.848)	6.044	11.564	5.399

Accumulation unit value:
Beginning of period	123.277		100.718		131.566	125.522	113.958	108.559

End of period	$120.905		$123.277		$100.718	$131.566	$125.522	$113.958

TOTAL RETURN*	(1.93	)%(b)	22.41%		(23.45)%	4.81%	10.15%	4.97%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.42	%(c)	0.45%		0.61%	0.48%	0.45%	0.42%
Net investment income (loss)	2.51	%(c)	2.81%		3.02%	2.81%	2.65%	2.29%

SUPPLEMENTAL DATA
Portfolio turnover rate	47	%(b)(d)	85	%(d)	77%	60%	84%	97%
Accumulation units outstanding at the end of period†	70		68		66	68	67	66
Accumulation fund net assets†	$8,511		$8,430		$6,685	$8,917	$8,458	$7,539
Net assets at the end of period†	$8,748		$8,673		$6,891	$9,197	$8,733	$7,794

*	Based on per accumulation unit data.

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2010 and December 31, 2009 were 19% and 49%, respectively.

†	Millions

82 2010 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Money Market Account

	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.030		$0.164	$0.700	$1.258	$1.169	$0.726
Expenses (a)	0.030		0.104	0.124	0.092	0.098	0.090

Net investment income (loss) (a)	0.000		0.060	0.576	1.166	1.071	0.636
Net realized and unrealized gain (loss) on total investments	0.000		(0.031)	0.032	(0.004)	—	0.003

Net change in accumulation unit value	0.000		0.029	0.608	1.162	1.071	0.639

Accumulation unit value:
Beginning of period	25.533		25.504	24.896	23.734	22.663	22.024

End of period	$25.533		$25.533	$25.504	$24.896	$23.734	$22.663

TOTAL RETURN*	0.00	%(b)	0.11%	2.44%	4.90%	4.73%	2.90%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.39	%(c)	0.43%	0.56%	0.45%	0.43%	0.41%
Net of TIAA withholding	0.24	%(c)	0.41%	0.56%	0.45%	0.43%	0.41%
Net investment income (loss)	0.00	%(c)	0.21%	2.25%	4.79%	4.64%	2.86%

SUPPLEMENTAL DATA
Accumulation units outstanding at the end of period†	489		512	582	469	393	317
Accumulation fund net assets†	$12,495		$13,070	$14,846	$11,670	$9,327	$7,176
Net assets at the end of period†	$12,741		$13,327	$15,133	$11,922	$9,571	$7,406

*	Based on per accumulation unit data.

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Semiannual Report 83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities

84   2010 Semiannual Report ▪ College Retirement Equities Fund

transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which the Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Accounts hold cash with the custodian. The Accounts are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Repurchase agreements: The Accounts may enter into repurchase agreements with brokers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Accounts’ agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Accounts attempt to increase their net investment income through

College Retirement Equities Fund ▪  2010 Semiannual Report    85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statements of Operations. The value of the loaned securities, the value of the securities purchased with cash collateral, and the liability to return the cash collateral received are reflected on the Statements of Assets and Liabilities.

Lending Accounts’ securities exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. However, the securities on loan are subject to daily market fluctuations which may cause the loans to be under collateralized for a period of time. The cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”). The cash collateral for the Social Choice Account is invested in short-term instruments by TCIM. The cash collateral for the Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts is invested in the State Street Navigator Securities Lending Portfolio. As of June 30, 2010, there were no securities out on loan for the Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts.

At June 30, 2010, the market value of investments of cash collateral for securities loaned (securities, cash, and other assets) and the amounts owed to lending counterparties are as follows (amounts are in thousands):

Account	Market Value of Collateral	Amounts Owed to Lending Counterparties

Stock	$5,506,335	$5,519,777
Global Equities	736,308	738,651
Social Choice	172,647	172,647

Futures contracts: The Accounts are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or

86   2010 Semiannual Report ▪ College Retirement Equities Fund

continued

received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years (2005-2009) and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

College Retirement Equities Fund ▪ 2010 Semiannual Report   87

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Trustee compensation: The Board of Trustees (“Trustees”) of the Accounts, all of whom are independent, receive certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the Trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation,

88   2010 Semiannual Report ▪ College Retirement Equities Fund

continued

or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. As of June 30, 2010, there were no significant transfers between levels by the Accounts.

As of June 30, 2010, 100% of the investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of June 30, 2010 (amounts are in thousands):

College Retirement Equities Fund ▪ 2010 Semiannual Report    89

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Account	Level 1	Level 2	Level 3	Total

Stock
Domestic Government Bonds	$—	$335	$—	$335
Domestic Corporate Bonds	—	62,247	—	62,247
Foreign Corporate Bonds—Holding and Other Investment Offices	—	864	—	864
Domestic Common Stocks**	62,523,599	—	11,204	62,534,803
Foreign Common Stocks
Agricultural Production-Crops	—	114	—	114
Agricultural Services	—	3,017	—	3,017
Amusement and Recreation Services	—	197,617	—	197,617
Apparel and Accessory Stores	—	175,291	—	175,291
Apparel and Other Textile Products	—	33,058	—	33,058
Auto Repair, Services and Parking	—	6,424	—	6,424
Automotive Dealers and Service Stations	—	22,700	—	22,700
Building Materials and Garden Supplies	—	26,193	—	26,193
Business Services	—	965,544	—	965,544
Chemicals and Allied Products	—	2,255,853	—	2,255,853
Coal Mining	—	197,806	—	197,806
Commercial Services and Supplies	—	1,051	—	1,051
Communications	—	1,385,294	—	1,385,294
Depository Institutions	—	3,578,173	—	3,578,173
Eating and Drinking Places	—	159,423	—	159,423
Educational Services	—	19,128	—	19,128
Electric, Gas, and Sanitary Services	—	1,133,728	—	1,133,728
Electronic and Other Electric Equipment	—	1,337,296	—	1,337,296
Engineering and Management Services	—	193,693	—	193,693
Environmental Quality and Housing	—	963	—	963
Fabricated Metal Products	—	73,624	—	73,624
Fisheries	—	4,568	—	4,568
Food and Kindred Products	—	1,126,460	—	1,126,460
Food Stores	—	277,035	—	277,035
Forestry	—	389	—	389
Furniture and Fixtures	—	6,299	—	6,299
Furniture and Home Furnishings Stores	—	46,605	—	46,605
General Building Contractors	—	223,004	—	223,004
General Merchandise Stores	—	206,686	—	206,686
Health Services	—	61,180	—	61,180
Heavy Construction, Except Building	—	197,486	—	197,486
Holding and Other Investment Offices	—	514,583	—	514,583
Hotels and Other Lodging Places	—	107,043	—	107,043
Industrial Machinery and Equipment	—	788,137	—	788,137
Instruments and Related Products	—	282,613	—	282,613
Insurance Agents, Brokers and Service	—	94,669	—	94,669
Insurance Carriers	—	837,668	—	837,668

90   2010 Semiannual Report ▪ College Retirement Equities Fund

				continued

Account	Level 1	Level 2	Level 3	Total

Leather and Leather Products	$—	$81,728	$—	$81,728
Local and Interurban Passenger Transit	—	14,707	—	14,707
Lumber and Wood Products	—	12,569	—	12,569
Metal Mining	—	1,469,821	—	1,469,821
Miscellaneous Manufacturing Industries	—	81,279	—	81,279
Miscellaneous Repair Services	—	273	—	273
Miscellaneous Retail	—	165,462	—	165,462
Motion Pictures	—	17,271	—	17,271
Nondepository Institutions	—	403,026	—	403,026
Nonmetallic Minerals, Except Fuels	—	40,313	—	40,313
Oil and Gas Extraction	—	1,185,335	—	1,185,335
Paper and Allied Products	—	152,620	—	152,620
Personal Services	—	21,098	—	21,098
Petroleum and Coal Products	—	842,429	—	842,429
Pipelines, Except Natural Gas	—	44,616	—	44,616
Primary Metal Industries	—	420,001	—	420,001
Printing and Publishing	—	169,750	—	169,750
Railroad Transportation	—	182,084	—	182,084
Real Estate	—	476,421	—	476,421
Rubber and Miscellaneous Plastic Products	—	246,938	—	246,938
Security and Commodity Brokers	—	522,604	—	522,604
Social Services	—	2,735	—	2,735
Special Trade Contractors	—	23,150	—	23,150
Stone, Clay, and Glass Products	—	219,611	—	219,611
Textile Mill Products	—	53,995	—	53,995
Tobacco Products	—	202,384	—	202,384
Transportation By Air	—	153,399	—	153,399
Transportation Equipment	—	987,733	—	987,733
Transportation Services	—	65,591	—	65,591
Trucking and Warehousing	—	120,645	—	120,645
Water Transportation	—	93,990	—	93,990
Wholesale Trade-Durable Goods	—	672,147	—	672,147
Wholesale Trade-Nondurable Goods	—	510,168	—	510,168
Domestic Preferred Stocks	4,828	—	—	4,828
Foreign Preferred Stocks
Food and Kindred Products	—	26,463	—	26,463
Holding and Other Investment Offices	—	5,311	—	5,311
Security and Commodity Brokers	—	2,645	—	2,645
Rights / Warrants	3	1,501	—	1,504
Short-term Investments	—	5,629,603	—	5,629,603

Total	$62,528,430	$31,925,277	$11,204	$94,464,911

Global Equities
Foreign Common Stocks	$—	$5,727,958	$—	$5,727,958
Domestic Corporate Bonds—Transportation Equipment	—	45,588	—	45,588
Domestic Common Stocks**
Amusement and Recreation Services	30,049	—	—	30,049

College Retirement Equities Fund ▪ 2010 Semiannual Report   91

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Account	Level 1	Level 2	Level 3	Total

Apparel and Accessory Stores	$73,535	$—	$—	$73,535
Apparel and Other Textile Products	15,533	—	—	15,533
Auto Repair, Services and Parking	1,700	—	—	1,700
Automotive Dealers and Service Stations	5,609	—	—	5,609
Building Materials and Garden Supplies	26,826	—	—	26,826
Business Services	442,741	—	—	442,741
Chemicals and Allied Products	672,491	—	—	672,491
Coal Mining	6,064	—	—	6,064
Communications	228,335	—	—	228,335
Depository Institutions	439,525	—	—	439,525
Eating and Drinking Places	65,257	—	—	65,257
Educational Services	4,416	—	—	4,416
Electric, Gas, and Sanitary Services	227,187	—	—	227,187
Electronic and Other Electric Equipment	559,907	—	—	559,907
Engineering and Management Services	36,806	—	—	36,806
Fabricated Metal Products	25,066	—	—	25,066
Food and Kindred Products	282,956	—	—	282,956
Food Stores	16,608	—	—	16,608
Forestry	2,420	—	—	2,420
Furniture and Fixtures	10,195	—	—	10,195
Furniture and Home Furnishings Stores	6,559	—	—	6,559
General Building Contractors	7,704	—	—	7,704
General Merchandise Stores	104,878	—	—	104,878
Health Services	74,447	—	—	74,447
Heavy Construction, Except Building	787	—	—	787
Holding and Other Investment Offices	368,856	—	—	368,856
Hotels and Other Lodging Places	20,930	—	—	20,930
Industrial Machinery and Equipment	338,498	—	—	338,498
Instruments and Related Products	168,583	—	—	168,583
Insurance Agents, Brokers and Service	12,611	—	—	12,611
Insurance Carriers	264,414	—	—	264,414
Leather and Leather Products	14,293	—	—	14,293
Legal Services	13	—	—	13
Metal Mining	48,148	—	—	48,148
Miscellaneous Manufacturing Industries	27,882	—	—	27,882
Miscellaneous Retail	78,248	—	—	78,248
Motion Pictures	53,845	—	—	53,845
Nondepository Institutions	52,438	—	—	52,438
Nonmetallic Minerals, Except Fuels	776	—	—	776
Oil and Gas Extraction	292,616	—	—	292,616
Paper and Allied Products	16,924	—	—	16,924
Personal Services	1,229	—	—	1,229
Petroleum and Coal Products	266,376	—	—	266,376
Pipelines, Except Natural Gas	4,929	—	—	4,929

92   2010 Semiannual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Primary Metal Industries	$28,730	$—	$—	$28,730
Printing and Publishing	6,644	—	—	6,644
Railroad Transportation	49,810	—	—	49,810
Real Estate	173	—	—	173
Rubber and Miscellaneous Plastic Products	14,314	—	—	14,314
Security and Commodity Brokers	154,404	—	—	154,404
Special Trade Contractors	608	—	—	608
Stone, Clay, and Glass Products	19,722	—	—	19,722
Textile Mill Products	366	—	—	366
Tobacco Products	75,155	—	—	75,155
Transportation By Air	10,811	—	—	10,811
Transportation Equipment	165,686	—	—	165,686
Transportation Services	15,973	—	—	15,973
Trucking and Warehousing	35,103	—	—	35,103
Water Transportation	6,091	—	—	6,091
Wholesale Trade-Durable Goods	8,632	—	—	8,632
Wholesale Trade-Nondurable Goods	34,232	—	—	34,232
Domestic Preferred Stocks Transportation Equipment	3,545	—	—	3,545
Rights	—	289	—	289
Warrants	—	175	—	175
Short-term Investments	—	840,080	—	840,080

Total	$6,029,209	$6,614,090	$—	$12,643,299

Growth
Domestic Common Stocks**	$10,671,525	$—	$—	$10,671,525
Foreign Common Stocks
Business Services	—	5,189	—	5,189
Chemicals and Allied Products	—	18,037	—	18,037
Food and Kindred Products	—	14,357	—	14,357
Hotels and Other Lodging Places	—	843	—	843
Metal Mining	—	9,321	—	9,321
Miscellaneous Retail	—	3,790	—	3,790
Oil and Gas Extraction	—	36,838	—	36,838
Primary Metal Industries	—	7,327	—	7,327
Short-term Investments	—	35,397	—	$35,397
Futures*	(575)	—	—	(575)

Total	$10,670,950	$131,099	$—	$10,802,049

Equity Index
Domestic Common Stocks	$8,882,879	$—	$—	$8,882,879
Short-term Investments	—	10,899	—	10,899

Total	$8,882,879	$10,899	$—	$8,893,778

College Retirement Equities Fund ▪ 2010 Semiannual Report   93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Account	Level 1	Level 2	Level 3	Total

Bond Market
Bank Loan Obligations	$—	$17,188	$—	$17,188
Corporate Bonds	—	3,596,679	—	3,596,679
Government Bonds	—	7,188,097	—	7,188,097
Municipal Bonds	—	60,751	—	60,751
Structured Assets	—	713,301	—	713,301
Preferred Stocks	679	—	—	679
Investments in Registered Investment Companies	5,117	—	—	5,117
Short-term Investments	—	1,987,577	—	1,987,577

Total	$5,796	$13,563,593	$—	$13,569,389

Social Choice
Domestic Common Stocks**	$3,985,324	$—	$—	$3,985,324
Foreign Common Stocks
Apparel and Accessory Stores	—	10,460	—	10,460
Automotive Dealers and Service Stations	—	1,542	—	1,542
Building Materials and Garden Supplies	—	1,191	—	1,191
Business Services	—	23,746	—	23,746
Chemicals and Allied Products	—	138,261	—	138,261
Communications	—	59,995	—	59,995
Depository Institutions	—	154,667	—	154,667
Eating and Drinking Places	—	3,659	—	3,659
Educational Services	—	1,398	—	1,398
Electric, Gas, and Sanitary Services	—	67,172	—	67,172
Electronic and Other Electric Equipment	—	39,635	—	39,635
Engineering and Management Services	—	6,512	—	6,512
Fabricated Metal Products	—	4,782	—	4,782
Food and Kindred Products	—	26,438	—	26,438
Food Stores	—	25,143	—	25,143
General Building Contractors	—	13,624	—	13,624
General Merchandise Stores	—	11,098	—	11,098
Heavy Construction, Except Building	—	5,445	—	5,445
Holding and Other Investment Offices	—	1,907	—	1,907
Hotels and Other Lodging Places	—	6,590	—	6,590
Industrial Machinery and Equipment	—	34,128	—	34,128
Instruments and Related Products	—	11,256	—	11,256
Insurance Agents, Brokers and Service	—	3,926	—	3,926
Insurance Carriers	—	42,256	—	42,256
Local and Interurban Passenger Transit	—	1,464	—	1,464
Metal Mining	—	33,048	—	33,048
Miscellaneous Manufacturing Industries	—	1,260	—	1,260

94   2010 Semiannual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Miscellaneous Retail	$—	$8,089	$—	$8,089
Nonmetallic Minerals, Except Fuels	—	3,571	—	3,571
Oil and Gas Extraction	—	26,494	—	26,494
Paper and Allied Products	—	6,707	—	6,707
Petroleum and Coal Products	—	65,290	—	65,290
Pipelines, Except Natural Gas	—	5,743	—	5,743
Primary Metal Industries	—	22,026	—	22,026
Printing and Publishing	—	21,182	—	21,182
Railroad Transportation	—	11,362	—	11,362
Real Estate	—	24,450	—	24,450
Rubber and Miscellaneous Plastic Products	—	5,434	—	5,434
Security and Commodity Brokers	—	15,627	—	15,627
Stone, Clay, and Glass Products	—	15,613	—	15,613
Textile Mill Products	—	220	—	220
Transportation By Air	—	3,164	—	3,164
Transportation Equipment	—	48,979	—	48,979
Transportation Services	—	4,384	—	4,384
Trucking and Warehousing	—	10,528	—	10,528
Water Transportation	—	1,992	—	1,992
Wholesale Trade-Durable Goods	—	31,459	—	31,459
Wholesale Trade-Nondurable Goods	—	16,148	—	16,148
Corporate Bonds	—	1,087,743	—	1,087,743
Government Bonds	—	2,127,754	—	2,127,754
Municipal Bonds	—	149,245	—	149,245
Structured Assets	—	255,698	—	255,698
Preferred Stocks	331	—	—	331
Rights / Warrants	—	295	—	295
Short-term Investments	—	737,924	—	737,924

Total	$3,985,655	$5,437,724	$—	$9,423,379

*	Futures contracts are derivative instruments not reflected in the Portfolio of Investments. They are valued at the unrealized appreciation (depreciation) on the instrument.

**	Includes American Depositary Receipts.

Please see the Summary Portfolios of Investments for a detailed breakout by industry.

College Retirement Equities Fund ▪ 2010 Semiannual Report   95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (amounts are in thousands):

Stock Account

Balance as of December 31, 2009	$11,806
Realized Gain/Loss	(1,832)
Change in Unrealized Appreciation/Depreciation	1,676 *
Gross Purchases	15
Gross Sales	(461)

Balance as of June 30, 2010	$11,204

*	Includes $(164) related to Level 3 securities still held at period end.

Note 3—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TCIM in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA pursuant to an Administrative Services Agreement with CREF. Distribution functions, pursuant to a Rule 12b-1 plan, for the Accounts are provided by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, in accordance with a Principal Underwriting and Distribution Services Agreement with CREF. Teachers Personal Investors Services, Inc (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS and TIAA are provided at cost. TCIM, Services and TIAA receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

96   2010 Semiannual Report ▪ College Retirement Equities Fund

continued

For the period ended June 30, 2010, TIAA withheld a portion of the distribution (Rule 12b-1) and administrative expenses for the Money Market Account, totaling $10,208,000. The withholding of expenses is voluntary in nature and can be discontinued at any time.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities. Such expense is reflected on the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

College Retirement Equities Fund ▪ 2010 Semiannual Report   97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	continued

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940, as amended. Additionally, investments in other investment companies advised by TCIM are considered affiliated entities. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2009	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at June 30, 2010†	Value at June 30, 2010

Stock Account
Biovitrum AB	*	$69,483	$6,428	$1,695	$—	$—	13,195,216	$62,506
Digital Garage, Inc	$18,114	150	16,346	(4,609)	—		**	—
EnteroMedics, Inc	*	72	49	(553)	—	—	597,279	215
Ferro Corp	39,227	19,895	14,091	4,768	—	—	5,429,779	40,017
First NIS Regional Fund SICAV	16	—	—	(1,856)	—	—	**	—
Information Development Co	2,542	—	—	2	89	6	431,900	2,606
Intelligent Wave, Inc	2,415	—	4,568	(18,464)	—	—	**	—
Jarden Corp	*	97,927	3,257	1,482	564	—	4,957,619	133,211
MPM Bioventures II	8,801	—	—	—	—	—	22,167,242	7,997
Skyline Venture Fund II Ltd	1,019	—	—	—	—	—	4,254,176	800
Vanda Pharmaceuticals, Inc	16,184	6,131	2,136	(567)	—	—	1,777,144	11,747

	$88,318	$193,658	$46,875	$(18,102)	$653	$6		$259,099

Bond Market Account
TIAA-CREF High-Yield Fund	$4,914	$199	$—	$—	$199	$—	553,840	$5,117

	$4,914	$199	$—	$—	$199	$—		$5,117

*	Not an Affiliate as of December 31, 2009

**	Not an Affiliate as of June 30, 2010

†	Shares are not in thousands.

Note 4—investments

At June 30, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (amounts are in thousands):

Account	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Stock	$5,678,899	$(8,007,084)	$(2,328,185)
Global Equities	730,761	(1,312,325)	(581,564)
Growth	760,363	(702,147)	58,216
Equity Index	1,709,790	(1,659,286)	50,504
Bond Market	531,895	(110,261)	421,634
Inflation-Linked Bond	518,059	—	518,059
Social Choice	886,216	(673,431)	212,785

At June 30, 2010, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of Contracts‡	Market Value	Expiration Date	Unrealized (Depreciation)

Growth	E-mini S&P 500 Index	467	$23,971	Sept. 2010	$(575)

‡	Number of Contracts are not in thousands.

For each Account, realized gain (loss) and change in unrealized appreciation (depreciation) on futures transactions are reported separately on the Statements of Operations.

During the period ended June 30, 2010, the following Accounts’ had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets: Growth Account and Equity Index Account.

98 2010 Semiannual Report ▪ College Retirement Equities Fund	College Retirement Equities Fund ▪ 2010 Semiannual Report 99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Purchases and sales of securities (other than short-term money market instruments) for the Accounts for the period ended June 30, 2010, were as follows (amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account

Purchases:
Non-U.S. Government	$33,274,323	$4,504,960	$4,959,972
U.S. Government	—	—	—

Total Purchases	$33,274,323	$4,504,960	$4,959,972

Sales:
Non-U.S. Government	$34,293,125	$4,536,561	$4,915,611
U.S. Government	—	—	—

Total Sales	$34,293,125	$4,536,561	$4,915,611

		Equity Index Account	Bond Market Account

Purchases:
Non-U.S. Government		$71,237	$1,779,266
U.S. Government		—	11,438,430

Total Purchases		$71,237	$13,217,696

Sales:
Non-U.S. Government		$589,224	$1,167,569
U.S. Government		—	10,698,043

Total Sales		$589,224	$11,865,612

		Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-U.S. Government		$—	$1,094,715
U.S. Government		1,046,228	3,636,863

Total Purchases		$1,046,228	$4,731,578

Sales:
Non-U.S. Government		$—	$683,129
U.S. Government		799,238	3,446,473

Total Sales		$799,238	$4,129,602

100  2010 Semiannual Report ▪ College Retirement Equities Fund

concluded

Note 5—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by affiliated accounts or mutual funds. Prior to June 29, 2010, the unsecured revolving credit facility was $750 million. For the period ended June 30, 2010, there were no borrowings under this credit facility by the Accounts.

Note 6—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements through increased transparency. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the new disclosure requirements and has determined that the new requirements will not have a material impact on the Accounts’ financial statements.

Note 7—subsequent event

TIAA has voluntarily withheld (“waived”) a portion of the distribution (Rule 12b-1) and administrative expenses for the Money Market Account. Effective October 1, 2010 any expenses waived will be subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s yield (net of all expenses) on that day.

College Retirement Equities Fund ▪ 2010 Semiannual Report   101

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT (UNAUDITED)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment management services, as well as fund accounting and custody, for each Account.

Most investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”) enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, an investment advisory agreement with a registered investment company will remain in effect only if its board of directors/ trustees annually renews that agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as describe below, in a manner generally consistent with relevant 1940 Act requirements.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2010, at which it considered the annual renewal of the Agreement with respect to each Account using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee works with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewal, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2010 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and CREF, and then evaluated the information produced in accordance with those guidelines and requests.

During these meetings, the Operations Committee also reviewed the types of costs reimbursable under the Agreement for services provided by TCIM pursuant to the Agreement. The Committee requested on behalf of the Board, and management provided, assurance that the costs charged to the Accounts for the most recent fiscal year were of the types and in the amounts for which reimbursement is authorized under the Agreement.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an

102   2010 Semiannual Report ▪ College Retirement Equities Fund

independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Account, including data relating to each Account’s management expenses, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Account against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable insurance products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide a board with the fee, expense and performance information that would satisfy guidelines established under Section 15(c) of the 1940 Act, as applicable. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the economic downturn and subsequent recovery.

In advance of the Board meeting held on March 31, 2010, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each CREF Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Account that had underperformed its Lipper peer group or (for indexed Accounts only) its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a comparison of each Account’s management expenses under the Agreement as compared to any other comparable account managed by TCIM or its affiliates, if any; (3) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts; (4) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with

College Retirement Equities Fund ▪ 2010 Semiannual Report   103

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT (UNAUDITED)

rendering services to the Accounts; (5) a copy of the Agreement and certain related service agreements between CREF and affiliates of TCIM; (6) a copy of TCIM’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (7) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Account, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to the Account; (2) the Account’s investment performance; (3) the cost of the services provided to each Account by TCIM and its affiliates and CREF’s at cost expense structure; (4) comparisons of services and fees with contracts entered into by TCIM or its affiliates with other clients, if any; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account’s assets grow and whether the at cost expense structure reflects any such economies of scale; and (6) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Accounts. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under various legal authorities.

While the Board considered the Agreement with respect to all Accounts, the Board received and considered Account-specific information on an Account-by-Account basis and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 31, 2010, the Board voted unanimously to renew the Agreement for each Account. Set forth below are the general factors the Board considered for all of the Accounts, followed by a summary of certain specific factors the Board considered for each particular Account.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TCIM is an experienced investment adviser and that TCIM has managed the Accounts since their operations commenced. Investment professionals at TCIM’s affiliate, Teachers Advisors, Inc. (“TAI”), also manage series of the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1. Under the Agreement, TCIM is responsible for, among other duties:

104   2010 Semiannual Report ▪ College Retirement Equities Fund

continued

managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Accounts to the Board on a regular basis; and providing custody and fund accounting services. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Accounts, as discussed below. In the course of its review of the quality of TCIM’s services, the Board examined the investment performance of each Account and concluded that it was within an acceptable range when compared with the Account’s benchmark and/or its peer group of mutual funds that underlie variable insurance products, or that, in the case of an Account that had underperformed its benchmark or peer group for an extended period of time, TCIM represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Account’s investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms, TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Account, as applicable, over one-, two-, three-, four-, five- and ten-year periods. The Board considered each Account’s performance as compared to its peer group and benchmark index. The Board also reviewed the performance of the Equity Index Account before any reductions for fees or expenses as compared to the Account’s benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had adversely impacted the performance of many Accounts. Despite these circumstances, the performance of most Accounts generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Accounts) and, with some exceptions, the Accounts ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie variable insurance products during more time periods. (For additional detail regarding each Account’s performance, see the Account-by-Account synopsis below.) The Board considered that, in those cases in which an Account had underperformed its benchmark or peer group of mutual funds for an extended period of time, TCIM had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Account’s investment performance. Thus,

College Retirement Equities Fund ▪ 2010 Semiannual Report   105

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT (UNAUDITED)

the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was within an acceptable range or that appropriate remedial actions had or were being implemented.

COST AND PROFITABILITY

The Board considered the amounts charged by TCIM to each Account during 2009, including investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses at cost and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered that generally the investment advisory costs and total costs of the Accounts had declined over the past year, which was attributed by management to an increase in the Accounts’ assets and cost cutting efforts made by TCIM and its affiliates. The Board also considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. In considering TCIM’s profitability, the Board noted that TCIM provides its services on an at cost basis under the arrangement outlined in the Agreement.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing funds with similar investment objectives and strategies that underlie variable insurance products, as analyzed by Lipper. The Board determined that the anticipated management fee rates charged to the Accounts under CREF’s at cost arrangements were lower than the management fee rates charged by many or most comparable mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the anticipated management expenses for each Account under the at cost arrangement were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of potentially material differences between the Accounts and such mutual funds (including CREF’s at cost expense structure and the nature of services provided to CREF).

ECONOMIES OF SCALE

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at cost arrangement pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the “at cost” arrangement.

106   2010 Semiannual Report ▪ College Retirement Equities Fund

continued

FEE COMPARISON WITH CLIENTS OF TCIM AFFILIATES

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by TAI, TCIM’s affiliated investment adviser that provides investment advisory services to other affiliated investment companies and to institutional client assets through a small number of unregistered funds and separately managed accounts with similar investment strategies and staff. The Board considered that TAI is a for-profit company and, as a result, it generally renders management services to investment companies and other accounts with similar investment objectives and strategies at higher fee rates than the advisory costs charged by TCIM for CREF. In addition, the Board considered that TCIM and its affiliates render somewhat different services to CREF as compared to services rendered by TAI and its affiliates regarding the portfolios that TAI manages; that some of these other funds and accounts are offered through products that charge additional fees to their investors, may target different types of investors, and/or may be packaged with other products; and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Accounts and to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Also, both TCIM and certain Accounts managed by TCIM or its affiliates may benefit from economies of scale to the extent that these Accounts are managed in the same manner and by the same personnel as certain of the other affiliated TIAA-CREF mutual funds. Additionally, TCIM, its affiliates and the Accounts may benefit from TCIM’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements with respect to commissions paid by the Accounts.

ACCOUNT-BY-ACCOUNT FACTORS

The Trustees considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below end as of December 31, 2009. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category.

College Retirement Equities Fund ▪ 2010 Semiannual Report   107

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT (UNAUDITED)

CREF STOCK ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.110% of average daily net assets for 2010.

•

The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, three- and four-year periods, the Account was in the 2nd quintile of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the two-, five- and ten-year periods, it was in the 3rd, 3rd and 4th quintiles of its Performance Universe, respectively.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

•	In 2009, Tom Franks was added as a Portfolio Manager overseeing global equity portfolio management and Saira Malik took over responsibility for global equity research and analyst portfolios.

CREF GLOBAL EQUITIES ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.135% of average daily net assets for 2010.

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one-, two- and three-year periods, the Account was in the 2nd, 3rd and 3rd quintiles, respectively, of its Performance Universe. For the four-, five- and ten-year periods, the Account was in the 4th quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

CREF GROWTH ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.105% of average daily net assets for 2010.

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the three- and ten-year periods, the Account was in the 2nd and 4th quintiles, respectively, of its Performance Universe. For the one-, two-, three- and five-year periods, the Account was in the 3rd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

108   2010 Semiannual Report ▪ College Retirement Equities Fund

continued

CREF EQUITY INDEX ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.060% of average daily net assets for 2010.

•

The Account’s pro forma management costs (including investment management and administrative costs) are in the 4th and 2nd quintiles, respectively, of its Expense Group and Expense Universe and its total costs are in the 2nd and 1st quintiles, respectively, of its Expense Group and Expense Universe.

•

For the two- and four-year periods, the Account was in the 3rd quintile of its Performance Universe. For the one-, three-, five- and ten-year periods, the Account was in the 4th quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

CREF SOCIAL CHOICE ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for 2010.

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the two-year period, the Account was in the 2nd quintile of its Performance Universe. For the one-, three-, four-, five- and ten-year periods, the Account was in the 3rd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Steve Sterman was added as a Portfolio Manager for the fixed-income portion of the Account, in an asset allocation and general oversight capacity.

CREF INFLATION-LINKED BOND ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for 2010.

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one-, three- and ten-year periods, the Account was in the 2nd, 2nd and 1st quintiles, respectively, of its Performance Universe. For the two-, four- and five-year periods, the Account was in the 4th, 3rd and 3rd quintiles, respectively, of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

College Retirement Equities Fund ▪ 2010 Semiannual Report   109

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT (UNAUDITED)	concluded

CREF BOND MARKET ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for 2010.

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one- and ten-year periods, the Account was in the 5th and 3rd quintiles, respectively, of its Performance Universe. For the two-, three-, four- and five-year periods, the Account was in the 4th quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars for the one-year period.

•	Steve Sterman was added as a Portfolio Manager for the Account in an asset allocation and general oversight capacity.

CREF MONEY MARKET ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.050% of average daily net assets for 2010.

•

The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe, after taking into account the voluntary waiver of certain expenses in the second half of 2009.

•

For the one- and ten-year periods, the Account was in the 3rd and 1st quintiles, respectively, of its Performance Universe. For the two-, three-, four- and five-year periods, the Account was in the 2nd quintile of its Performance Universe. These performance results reflect the voluntary waiver of certain expenses in the second half of 2009.

•	Money market accounts are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

110    2010 Semiannual Report ▪ College Retirement Equities Fund

[This page intentionally left blank.]

[This page intentionally left blank.]

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252
24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411
8 a.m. to 6 p.m. ET, Monday–Friday

FOR THE HEARING- OR SPEECH-IMPAIRED

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059
8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001
9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318
8 a.m. to 7:30 p.m. ET, Monday-Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Co., New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2010 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue
New York, NY 10017-3206

NCI-SFI-COC-163

Printed on recycled paper

eDelivery will save trees, conserve paper and reduce mailbox clutter.

Sign up today at www.tiaa-cref.org/eDelivery

C48182	A10939 (8/10)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.1%

CORPORATE BONDS - 0.1%

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
$100,000,000	j	Japan Asia Investment Co Ltd	0.000%	09/26/11	$848
22,970		Kiwi Income Property Trust	8.950	12/20/14	16

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			864

TRANSPORTATION EQUIPMENT - 0.1%
32,734,487	e,n	General Motors Corp	7.200	01/15/11	9,902
18,507,434	e,n	General Motors Corp	7.130	07/15/13	5,506
4,230,271	e,n	General Motors Corp	7.700	04/15/16	1,248
85,268,000	e,n	General Motors Corp	8.380	07/15/33	27,286
26,439,191	n	Motors Liquidation Co	8.800	03/01/21	7,733
18,757,000	n	Motors Liquidation Co	7.400	09/01/25	5,486
18,493,677	e,n	Motors Liquidation Co	6.750	05/01/28	5,086

		TOTAL TRANSPORTATION EQUIPMENT			62,247

		TOTAL CORPORATE BONDS			63,111

		(Cost $72,904)

GOVERNMENT BONDS 0.0%

U.S. TREASURY SECURITIES - 0.0%
325,000		United States Treasury Note	5.000	02/15/11	335

		TOTAL U.S. TREASURY SECURITIES			335

		TOTAL GOVERNMENT BONDS			335

		(Cost $324)

		TOTAL BONDS			63,446

		(Cost $73,228)

SHARES		COMPANY

COMMON STOCKS - 99.5%

AGRICULTURAL PRODUCTION-CROPS - 0.0%
230,489	*,e	Chiquita Brands International, Inc	2,800
10,379	e	Griffin Land & Nurseries, Inc (Class A)	264
34,834		Limoneira Co	758

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

		Societa per la Bonifica dei Terreni Ferraresi e Imprese
3,280		Agricole S.p.A.	$114

		TOTAL AGRICULTURAL PRODUCTION-CROPS	3,936

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
59,147	e	Cal-Maine Foods, Inc	1,889
264,867	*	Pilgrim’s Pride Corp	1,740
1,830		Seaboard Corp	2,763

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	6,392

AGRICULTURAL SERVICES - 0.0%
145,305	*	Black Earth Farming Ltd	389
64,259	*,e	Cadiz, Inc	776
55,144	e	Calavo Growers, Inc	990
118,038	*	Hanfeng Evergreen, Inc	644
31,600		Hokuto Corp	623
48,895	*	Kernel Holding S.A.	865
3,367		KWS Saat AG.	496
186,518	*	VCA Antech, Inc	4,619

		TOTAL AGRICULTURAL SERVICES	9,402

AMUSEMENT AND RECREATION SERVICES - 0.7%
208,500		888 Holdings plc	111
896		Accordia Golf Co Ltd	885
230,478	e	Aristocrat Leisure Ltd	702
44,000	e	Aruze Corp	800
123,351	*,e	Bally Technologies, Inc	3,995
1,940,200	*	Berjaya Corp BHD	754
1,360,272		Berjaya Sports Toto BHD	1,790
98,249		Betsson AB (Series B)	1,121
302,591		bwin Interactive Entertainment	13,369
51,559		Churchill Downs, Inc	1,691
41,903	*	Codere S.A.	325
29,642		CTS Eventim AG.	1,430
9,700		Daikoku Denki Co Ltd	130
1,161,187	*,e	Electronic Arts, Inc	16,721
31,247	*	Euro Disney SCA	144
197		Fields Corp	240
18,430		Fiera Milano S.p.A.	93
80,000		Fuji Kyuko Co Ltd	435
21,239,100	*,e	Galaxy Entertainment Group Ltd	11,409
879,000	*	Gallant Venture Ltd	146
18,488	e	GL Events	449
90,015	*	Great Canadian Gaming Corp	570
48,154	*	Gruppo Coin S.p.A.	307
58,200	e	Heiwa Corp	627
688,893		IG Group Holdings plc	4,304
100,919	e	International Speedway Corp (Class A)	2,600
162,201		Intralot S.A.-Integrated Lottery Systems & Services	518
97,559	*	Juventus Football Club S.p.A.	96
249,300		Kangwon Land, Inc	3,760
1,273,990	e	Ladbrokes plc	2,407

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,535	*,e	Life Time Fitness, Inc	$5,707
715,798	*,e	Live Nation, Inc	7,480
76,791	e	Lottomatica S.p.A.	988
214,142	*,e	Madison Square Garden, Inc	4,212
14,892		Meetic	378
1,394,325	*,e	Melco PBL Entertainment Macau Ltd (ADR)	5,215
158,842	*,e	Multimedia Games, Inc	715
6,531,055		NagaCorp Ltd	726
194,491		Nintendo Co Ltd	57,104
669,784		OPAP S.A.	8,334
125,793	e	Oriental Land Co Ltd	10,513
790		Pacific Golf Group International Holdings KK	482
101,364		Paddy Power plc	3,149
4,139,522	*	PartyGaming plc	13,301
1,386,444	*,e	Penn National Gaming, Inc	32,027
288,632	*,e	Pinnacle Entertainment, Inc	2,730
308,348	e	Publishing & Broadcasting Ltd	821
654,624		Rank Group plc	968
6,250,300		Resorts World BHD	5,244
20,150,600		Rexcapital Financial Holdings Ltd	1,844
82,500	e	Round One Corp	454
1,602,897		Sega Sammy Holdings, Inc	23,025
3,802,033		SJM Holdings Ltd	3,184
47,217		SkiStar AB (Series B)	734
322,295		Sky City Entertainment Group Ltd	628
121,305	*,e	Snai S.p.A.	420
54,414	e	Speedway Motorsports, Inc	738
657,911		Sportingbet plc	534
1,806,983	e	TABCORP Holdings Ltd	9,577
406,300		Tanjong plc	2,182
904,879		Tattersall’s Ltd	1,697
5,667	*	Tipp24 SE	146
252,000		Tokyo Dome Corp	652
46,100		Valor Co Ltd	356
10,641,643		Walt Disney Co	335,213
250,692	*,e	Warner Music Group Corp	1,218
8,074	*	Westwood One, Inc	80
1,214,474		William Hill plc	3,090
122,793	*,e	WMS Industries, Inc	4,820
132,983	e	World Wrestling Entertainment, Inc (Class A)	2,069
50,000		Yomiuri Land Co Ltd	163

		TOTAL AMUSEMENT AND RECREATION SERVICES	624,847

APPAREL AND ACCESSORY STORES - 1.0%
451,831	e	Abercrombie & Fitch Co (Class A)	13,867
391,062	*,e	Aeropostale, Inc	11,200
172,818	*,e	American Apparel, Inc	316
669,279	e	American Eagle Outfitters, Inc	7,864
313,939	*,e	AnnTaylor Stores Corp	5,108
93,500		Aoyama Trading Co Ltd	1,671
4,360,000	*	Apac Resources Ltd	299
136,999	e	Bebe Stores, Inc	877

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,591,900		Belle International Holdings Ltd	$10,771
34,099	e	Bjoern Borg AB	273
242,739	e	Brown Shoe Co, Inc	3,685
115,193	e	Buckle, Inc	3,735
1,282,536		Burberry Group plc	14,484
412,231	*	Carter’s, Inc	10,821
209,197	*	Casual Male Retail Group, Inc	715
135,831	e	Cato Corp (Class A)	2,991
15,767		Charles Voegele Holding AG.	647
561,984	*,e	Charming Shoppes, Inc	2,107
501,703	e	Chico’s FAS, Inc	4,957
118,980	*,e	Children’s Place Retail Stores, Inc	5,237
33,400		Chiyoda Co Ltd	399
159,877		Christopher & Banks Corp	990
60,840	*,e	Citi Trends, Inc	2,004
605,182	*,e	Collective Brands, Inc	9,562
23,541	*,e	Destination Maternity Corp	596
378,102	*,e	Dress Barn, Inc	9,003
69,604	*,e	DSW, Inc (Class A)	1,563
13,580	*,e	Etam Developpement S.A.	601
322,006	*,e	Express Parent LLC	5,271
261,985	e	Fast Retailing Co Ltd	39,642
345,465	e	Finish Line, Inc (Class A)	4,812
710,416	e	Foot Locker, Inc	8,965
49,509		Forzani Group Ltd/The	719
282,733		Foschini Ltd	2,380
2,515,677	e	Gap, Inc	48,955
2,766,000	e	Giordano International Ltd	1,181
852,637		Glorious Sun Enterprises Ltd	316
901,623	e	Hennes & Mauritz AB (B Shares)	24,779
33,070	e	Honeys Co Ltd	405
158,476	e	Hot Topic, Inc	805
916,308		Inditex S.A.	52,249
1,045,749	*,e	J Crew Group, Inc	38,494
79,957	*,e	JOS A Bank Clothiers, Inc	4,317
76,568		KappAhl Holding AB	469
3,137,516	*	Kohl’s Corp	149,032
2,487,917	e	Limited Brands, Inc	54,908
14,246		Lotte Shopping Co Ltd	4,091
27,586		Macintosh Retail Group NV	541
112,721	*,e	New York & Co, Inc	258
107,500		Nishimatsuya Chain Co Ltd	993
2,813,174	e	Nordstrom, Inc	90,556
315,745	*	Pacific Sunwear Of California, Inc	1,010
9,300	*	Pal Co Ltd	329
93,137		Reitmans Canada Ltd	1,640
16,400	e	Right On Co Ltd	108
156,745	*,e	rnb Retail and Brands AB	133
999,199	e	Ross Stores, Inc	53,247
68,106	*,e	Rue21, Inc	2,066
45,178	*,e	Shoe Carnival, Inc	927
252,082		Sports Direct International plc	390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

208,456		Stage Stores, Inc	$2,226
726,449	*,e	Talbots, Inc	7,490
2,368,683	e	TJX Companies, Inc	99,366
609,818		Truworths International Ltd	4,245
149,631	*,e	Under Armour, Inc (Class A)	4,957
633,399		United Arrows Ltd	7,417
1,235,560	*,e	Urban Outfitters, Inc	42,491
497,468	*,e	Wet Seal, Inc (Class A)	1,816
1,213,688		Woolworths Holdings Ltd	3,770
50,638	*	Yoox S.p.A	350

		TOTAL APPAREL AND ACCESSORY STORES	894,459

APPAREL AND OTHER TEXTILE PRODUCTS - 0.3%
1,465,000	e	Anta Sports Products Ltd	2,637
79,885	e	Benetton Group S.p.A.	533
2,083,000	e	C C Land Holdings Ltd	690
4,451,600	e	China Dongxiang Group Co	2,967
1,496,000		China Ting Group Holdings Ltd	221
54,647	e	Columbia Sportswear Co	2,550
30,200	e	Daidoh Ltd	243
2,167,800	*	Debenhams plc	1,704
54,590		Descente Ltd	303
26,800		F&A Aqua Holdings, Inc	252
45,000		Gerry Weber International AG.	1,311
66,733	*,e	G-III Apparel Group Ltd	1,528
445,730	e	Guess ?, Inc	13,925
445,000		Gunze Ltd	1,395
129,857	*,e	Gymboree Corp	5,546
817,610	*	Hanesbrands, Inc	19,672
4,674	e	Hermes International	620
27,187	e	Hugo Boss AG.	1,054
180,455	*	Joe’s Jeans, Inc	357
452,974		Jones Apparel Group, Inc	7,180
950,500		Li Ning Co Ltd	3,115
491,344	*,e	Liz Claiborne, Inc	2,073
91,836	*	Maidenform Brands, Inc	1,870
6,442	*,b	Mariella Burani S.p.A.	20
62,918	e	New Wave Group AB (B Shares)	261
1,084,498	e	Nike, Inc (Class B)	73,257
298,531	e	Onward Kashiyama Co Ltd	2,361
1,357,662	e	Pacific Brands Ltd	998
138,408		Phillips-Van Heusen Corp	6,404
496,741	e	Polo Ralph Lauren Corp (Class A)	36,241
668,594	*,e	Quiksilver, Inc	2,474
866,000	*	Rising Development Holdings	220
162,000	e	Sanyo Shokai Ltd	595
168,000	e	Shikibo Ltd	209
54,505		Shimamura Co Ltd	4,928
347,500		Stella International Holdings Ltd	670
36,569		Takihyo Co Ltd	169
42,595		Ten Cate NV	930
82,000		Tokyo Style Co Ltd	655

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,222,000		Trinity Ltd	$2,145
104,793	*,e	True Religion Apparel, Inc	2,313
483,928	e	VF Corp	34,446
152,627	e	Wacoal Holdings Corp	1,853
256,910	*,e	Warnaco Group, Inc	9,285

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	252,180

AUTO REPAIR, SERVICES AND PARKING - 0.1%
43,877	*,e	Amerco, Inc	2,415
603,837	*,e	Avis Europe plc	266
95,978		Dechra Pharmaceuticals plc	550
142,408	*,e	Dollar Thrifty Automotive Group, Inc	6,068
86,980	e	Genus plc	959
1,087,549	*,e	Hertz Global Holdings, Inc	10,289
144,692		Localiza Rent A CAR	1,679
68,925	*	Midas, Inc	529
84,876	e	Monro Muffler, Inc	3,355
193,291	*	Northgate plc	498
170,400		Park24 Co Ltd	1,828
459,413	e	Ryder System, Inc	18,483
10,805	e	Sixt AG.	249
20,568		Sixt AG. (Preference)	395
93,081	*,e	Standard Parking Corp	1,473
167,521	*,e	Wright Express Corp	4,975

		TOTAL AUTO REPAIR, SERVICES AND PARKING	54,011

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
623,672		Advance Auto Parts	31,295
44,876	*	America’s Car-Mart, Inc	1,016
130,984	*	Asbury Automotive Group, Inc	1,381
245,238	*,e	Autonation, Inc	4,782
70,963	*,e	Autozone, Inc	13,711
43,342		Bilia AB (A Shares)	497
168,786		Canadian Tire Corp Ltd	8,427
485,631	*,e	Carmax, Inc	9,664
58,888	e	CFAO S.A.	1,584
224,634	*,e	Copart, Inc	8,044
48,793		Delek Automotive Systems Ltd	498
6,230	e	Gulliver International Co Ltd	263
423,337		Halfords Group plc	3,081
616,016	*	Inchcape plc	2,251
78,830	e	Lithia Motors, Inc (Class A)	487
307,491	*	Lookers plc	221
135,550	*	MarineMax, Inc	941
67,413	*	MOL Hungarian Oil and Gas plc	5,553
299,616	*,e	O’Reilly Automotive, Inc	14,249
860,666		Pendragon plc	309
250,930	*,e	Penske Auto Group, Inc	2,851
4,575	*	Rodriguez Group	17
160,408	*,e	Rush Enterprises, Inc (Class A)	2,143
222,371	*,e	Sonic Automotive, Inc (Class A)	1,903
740	*	TravelCenters of America LLC	2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,490	*,e	US Auto Parts Network, Inc	$327

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	115,497

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.4%
136,927	e	Alesco Corp Ltd	271
203,758	*,e	Builders FirstSource, Inc	489
52,337	e	Clas Ohlson AB (B Shares)	717
116,200	e	DCM Japan Holdings Co Ltd	636
436,302	e	Fastenal Co	21,898
5,459,447		Home Depot, Inc	153,247
73,187	e	Keiyo Co Ltd	358
5,282,475		Kingfisher plc	16,548
7,926,420		Lowe’s Cos, Inc	161,858
96,841	*,e	Lumber Liquidators, Inc	2,259
94,000		Nice Holdings, Inc	183
124,266	e	Praktiker Bau- und Heimwerkermaerkte AG.	846
215,491	*	RONA, Inc	3,178
15,900		Stella-Jones, Inc	407
280,284	*	Travis Perkins plc	3,049

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	365,944

BUSINESS SERVICES - 6.1%
78,876	*,e	3D Systems Corp	990
229,049	e	Aaron Rents, Inc	3,910
260,280	e	ABM Industries, Inc	5,453
63,953	*	Absolute Software Corp	252
185,622	*,e	Acacia Research (Acacia Technologies)	2,641
343	*,e	Access Co Ltd	474
164,508	*	ACI Worldwide, Inc	3,203
2,360,988	e	Activision Blizzard, Inc	24,767
250,292	*,e	Actuate Corp	1,114
421,875	*	Acxiom Corp	6,197
135,598	*	Adani Enterprises Ltd	1,560
1,082,016	e	Adecco S.A.	51,620
163,683	e	Administaff, Inc	3,955
3,071,670	*	Adobe Systems, Inc	81,184
68,093	*,e	Advent Software, Inc	3,198
1,236,251		Aegis Group plc	1,960
27,100	e	Aeon Delight Co Ltd	528
196,671		Aggreko plc	4,129
232,995	e	Aircastle Ltd	1,829
746,271	*,e	Akamai Technologies, Inc	30,276
1,762,916	*,e	Alliance Data Systems Corp	104,929
137,547		Alpha Systems, Inc	2,612
122,277	*,e	Altran Technologies S.A.	454
801,800	*	Amadeus IT Holding S.A.	12,746
821,625	*,e	Amdocs Ltd	22,061
157,504	*	American Reprographics Co	1,375
115,463	*,e	American Software, Inc (Class A)	533
305,959	*,e	AMN Healthcare Services, Inc	2,289
79,935	*,e	Ancestry.com, Inc	1,408
289,537	*	Ansys, Inc	11,747

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

121,427	*,e	APAC Customer Services, Inc	$692
117,791	e	Arbitron, Inc	3,019
149,958	*,e	ArcSight, Inc	3,358
344,387		Argo Graphics, Inc	3,740
392,166	*,e	Ariba, Inc	6,247
859,967	*,e	Art Technology Group, Inc	2,941
67,605	*	AS. Roma S.p.A	74
42,800	e	Asatsu-DK, Inc	1,090
1,177,029	e	Ashtead Group plc	1,570
270,212	*	Aspen Technology, Inc	2,943
78,015		Asseco Poland S.A.	1,233
72,029	*,e	Asset Acceptance Capital Corp	298
146,914	*,e	athenahealth, Inc	3,839
630,705	*,e	Atos Origin S.A.	25,325
1,605,422	*,e	Autodesk, Inc	39,108
1,246,368	e	Automatic Data Processing, Inc	50,179
5,418,283	*	Autonomy Corp plc	147,693
635,827		Aveva Group plc	10,671
457,260	*,e	Avis Budget Group, Inc	4,490
63,817		B2W Companhia Global Do Varejo	1,063
36,315	e	Barrett Business Services, Inc	450
29,134		Bechtle AG.	745
374,457	e	BGC Partners, Inc (Class A)	1,913
270,458	e	Blackbaud, Inc	5,888
144,596	*,e	Blackboard, Inc	5,398
186,985	*,e	Blue Coat Systems, Inc	3,820
1,171,962	*,e	BMC Software, Inc	40,585
154,931	*	Bottomline Technologies, Inc	2,019
430,828	*,e	BPZ Energy, Inc	1,788
246,323		Brady Corp (Class A)	6,138
309,250	e	Brink’s Co	5,885
13,466		Brunel International	382
123,249	*	Bull S.A.	405
1,659,427		CA, Inc	30,533
149,215	e	Cabcharge Australia Ltd	643
164,620	*,e	CACI International, Inc (Class A)	6,993
573,927	*,e	Cadence Design Systems, Inc	3,323
41,612	*,e	CAI International, Inc	495
179,214		Cairo Communication S.p.A.	546
327,279	*	Cam Finanziaria S.p.A.	108
131,486	e	Capcom Co Ltd	2,120
73,873	*,e	Capella Education Co	6,010
145,283		carsales.com.au Ltd	577
192,129	*,e	Cavium Networks, Inc	5,032
232,488	*,e	CBIZ, Inc	1,479
498,265	*	CDC Corp	1,036
21,466		Cegid Group	534
107,380		Century Leasing System, Inc	1,298
149,639	*,e	Cerner Corp	11,356
17,343		Cewe Color Holding AG.	542
513,752	*	CGI Group, Inc	7,644
5,200	*	Check Point Software Technologies	153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,620,000	*	China LotSynergy Holdings Ltd	$635
48,000		Chinese Gamer International Corp	390
45,700	*,e	Chiyoda Integre Co Ltd	563
395,453	*,e	Ciber, Inc	1,095
454,931	*,e	Citrix Systems, Inc	19,212
78,713	*	Clear Channel Outdoor Holdings, Inc (Class A)	683
55,620	*,e	Clinical Data, Inc	692
206,815	*,e	Cogent Communications Group, Inc	1,568
369,839	*,e	Cogent, Inc	3,332
171,277	e	Cognex Corp	3,011
1,370,494	*,e	Cognizant Technology Solutions Corp (Class A)	68,607
245,356	*,e	Commvault Systems, Inc	5,521
148,216	e	Compass Diversified Trust	1,988
220,666	*,e	Compellent Technologies, Inc	2,674
360,429		Computacenter plc	1,523
41,475	e	Computer Programs & Systems, Inc	1,697
947,989		Computer Sciences Corp	42,897
70,488	*,e	Computer Task Group, Inc	455
365,168		Computershare Ltd	3,229
849,874	*,e	Compuware Corp	6,782
178,974	*,e	Concur Technologies, Inc	7,639
202,296	e	Connaught plc	347
123,696	*,e	Constant Contact, Inc	2,638
928,802	*	Convergys Corp	9,112
16,278	*	Convio, Inc	119
3,200	*	COOKPAD, Inc	147
2,826,000		COSCO Pacific Ltd	3,335
88,127	*,e	CoStar Group, Inc	3,419
62,622		Cramo Oyj (Series B)	924
760,000		CSE Global Ltd	473
255,255		CSG Ltd	392
230,960	*,e	CSG Systems International, Inc	4,233
105,300	e	CSK Holdings Corp	438
20,626	*,e	Ctrip.com International Ltd (ADR)	775
873	e	CyberAgent, Inc	1,294
410,435	*	Cybersource Corp	10,478
49,582	e	Dassault Systemes S.A.	3,004
170,878	*,e	DealerTrack Holdings, Inc	2,811
100,385	*,e	Deltek, Inc	837
227,247	e	Deluxe Corp	4,261
158,800	e	Dena Co Ltd	4,193
189,078	e	Dentsu, Inc	4,994
11,111		Devoteam S.A.	224
84,802	*	Dice Holdings, Inc	587
183,902	*,e	Digital River, Inc	4,397
149,991	*	DivX, Inc	1,149
31,759	*	DMRC Corp	595
131,674	*,e	Double-Take Software, Inc	1,381
338,663	e	DST Systems, Inc	12,239
29,400		DTS Corp	358
110,000		Duskin Co Ltd	1,889
52,602	*	DynaVox, Inc	842

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

161,809	*,e	DynCorp International, Inc (Class A)	$2,835
2,077	e	eAccess Ltd	1,415
614,973	e	Earthlink, Inc	4,895
5,355,405	*	eBay, Inc	105,019
117,504	*,e	Ebix, Inc	1,842
153,102	*,e	Echelon Corp	1,122
309,830	*,e	Eclipsys Corp	5,527
12,320		Econocom Group	167
60,000	*,e	EDB Business Partner ASA	154
72,149		Electro Rent Corp	923
198,567	*	Electronics for Imaging, Inc	1,936
828,129	e	Emeco Holdings Ltd	397
248,495	e	Ementor ASA	1,441
6,377		Engineering Ingegneria Informatica S.p.A.	157
179	*,e	en-japan, Inc	220
232,738	*,e	Epicor Software Corp	1,860
161,886	*,e	EPIQ Systems, Inc	2,093
280,342	e	Equifax, Inc	7,866
58,045	e	Euromoney Institutional Investor plc	518
17,784		Exact Holding NV	404
73,049	*,e	ExlService Holdings, Inc	1,254
753,160	e	Expedia, Inc	14,144
2,090,141		Experian Group Ltd	18,177
572,000	e	Ezion Holdings Ltd	254
400,843	*,e	F5 Networks, Inc	27,486
159,654	e	Factset Research Systems, Inc	10,695
225,746	e	Fair Isaac Corp	4,919
154,345	*,e	FalconStor Software, Inc	407
804,766		Fidelity National Information Services, Inc	21,584
46,977		Fidessa Group plc	930
11,330		Fimalac	434
39,010	*	FirstService Corp	811
319,742	*,e	Fiserv, Inc	14,599
222,880		FlexiGroup Ltd	256
55,953		Fluidra S.A.	171
66,306	*,e	Forrester Research, Inc	2,006
37	e	Freebit Co Ltd	102
125,728	e	F-Secure Oyj	319
42,400		FUJI SOFT, Inc	700
5,875,643		Fujitsu Ltd	36,728
297		Future Architect, Inc	102
39,400		Fuyo General Lease Co Ltd	903
203,327	*,e	Gartner, Inc	4,727
44,466	*	General de Alquiler de Maquinaria	97
131,313	*,e	Gerber Scientific, Inc	703
79,103		Gestevision Telecinco S.A.	703
82,760	e	GFI Informatique	274
223,640	*,e	Global Cash Access, Inc	1,612
104,916	*,e	Global Sources Ltd	823
72,900		GMO internet, Inc	282
1,502,886	*	Google, Inc (Class A)	668,708

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170	e	Gourmet Navigator, Inc	$214
350,000	*,e	Gravity Co Ltd (ADR)	508
1,110		Green Hospital Supply, Inc	789
11,968		Grenkeleasing AG.	442
19,134,000	*	G-Resources Group Ltd	1,043
3,217,332		Group 4 Securicor plc	12,756
4,099		Groupe CRIT	100
56,812		Groupe Steria SCA	1,390
174,408	*,e	Gruppo Editoriale L’Espresso S.p.A.	336
57,950	*	Guidance Software, Inc	302
137,785	*,e	H&E Equipment Services, Inc	1,032
136,217	*	Hackett Group, Inc	383
13,846		Hakuhodo DY Holdings, Inc	694
685,375		Havas S.A.	3,015
1,992,640		Hays plc	2,719
270,657		HCL Technologies Ltd	2,104
179,930	e	Healthcare Locums plc	471
185,470	e	Healthcare Services Group	3,515
168,168	e	Heartland Payment Systems, Inc	2,496
59,138	*,e	HeartWare International, Inc	4,144
71,622	e	Heidrick & Struggles International, Inc	1,634
51,624	*	Hi-Media S.A.	273
119,410	*,e	HMS Holdings Corp	6,474
549,970		Hogg Robinson Group plc	237
160,367	*	Hudson Highland Group, Inc	706
228,715	*	Hypercom Corp	1,061
1,336,338	e	IBA Health Group Ltd	189
37,500		IBJ Leasing Co Ltd	663
102,957	e	iGate Corp	1,320
158,910	*,e	IHS, Inc (Class A)	9,284
31,200		Iida Home Max	246
195,164		iiNET Ltd	477
596,953	e	Indra Sistemas S.A.	9,544
80,228		Industrial & Financial Systems	818
42,000		Ines Corp	282
263,399	*,e	infoGROUP, Inc	2,102
196,295	*	Informatica Corp	4,688
431,900	a	Information Development Co	2,606
18,000		Information Services International-Dentsu Ltd	115
179,378	*,e	Infospace, Inc	1,349
733,109		Infosys Technologies Ltd	43,740
46,600		Infosys Technologies Ltd (ADR)	2,792
108,386	*,e	Innerworkings, Inc	740
401,949		Intec Telecom Systems plc	315
102,016	*,e	Integral Systems, Inc	648
77,337		Interactive Data Corp	2,582
70,042	*,e	Interactive Intelligence, Inc	1,151
240,074	*,e	Internap Network Services Corp	1,001
129,067	*,e	Internet Brands, Inc (Class A)	1,333
183,535	*,e	Internet Capital Group, Inc	1,395
10,439	*	Internet Gold-Golden Lines Ltd	220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

235		Internet Initiative Japan, Inc	$692
4,550,400	*,e	Interpublic Group of Cos, Inc	32,444
97,031		Intrum Justitia AB	946
2,291,332	*,e	Intuit, Inc	79,670
209,718	*,e	inVentiv Health, Inc	5,369
225,857	e	Iress Market Technology Ltd	1,638
595,434	e	Iron Mountain, Inc	13,373
132,860		IT Holdings Corp	1,577
317,171	e	ITE Group plc	680
27,362		Ituran Location and Control Ltd	428
412,781		Jack Henry & Associates, Inc	9,857
1,181,017	*,e	JC Decaux S.A.	27,517
195,834	*	JDA Software Group, Inc	4,304
613,600		JobStreet Corp Bhd	385
389,239		JSR Corp	6,538
2,771,993	*,e	Juniper Networks, Inc	63,257
307	e	Kakaku.com, Inc	1,268
6,973		Kardex AG.	210
125,073	*,e	Kelly Services, Inc (Class A)	1,860
173,648	*,e	Kenexa Corp	2,084
59,147	e	Keynote Systems, Inc	534
131,760	*	Kforce, Inc	1,680
145,042	*,e	Knot, Inc	1,128
138,833		Konami Corp	2,141
71,130		Kontron AG.	637
201,674	*,e	Korn/Ferry International	2,803
125,341	*,e	Lamar Advertising Co (Class A)	3,073
243,917		Lavendon Group plc	211
751,320	*,e	Lawson Software, Inc	5,485
163,870	*,e	Limelight Networks, Inc	719
318,710	*	Lionbridge Technologies	1,457
71,673	*	Liquidity Services, Inc	929
230,595	*,e	Liveperson, Inc	1,582
65,215	*	Local.com Corp	446
3,154,986		LogicaCMG plc	5,117
113,895	*,e	LogMeIn, Inc	2,987
1,797	*	LoJack Corp	7
39,839	*,e	Longtop Financial Technologies Ltd (ADR)	1,291
107,020	e	Loomis AB	1,024
75,025	*	MacDonald Dettwiler & Associates Ltd	3,085
466	e	Macromill, Inc	695
226,980	*	Magma Design Automation, Inc	645
137,926	*,e	Manhattan Associates, Inc	3,800
248,408		Manpower, Inc	10,726
132,754	*	Mantech International Corp (Class A)	5,651
120,179	e	Marchex, Inc (Class B)	463
23,542	*	Marlin Business Services Corp	285
453,123	e	Mastercard, Inc (Class A)	90,412
52,927		Matrix IT Ltd	268
619,548	*,e	McAfee, Inc	19,033
154,644	*,e	Medidata Solutions, Inc	2,395
50,700	*,e	Meitec Corp	914

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

487,478	*,e	Mentor Graphics Corp	$4,314
551,792		Michael Page International plc	3,055
407,291	e	Micro Focus International plc	2,559
44,800,683		Microsoft Corp	1,030,863
62,091	*	MicroStrategy, Inc (Class A)	4,662
582,976		Misys plc	2,019
511,733		Mitsubishi UFJ Lease & Finance Co Ltd	17,262
90	*,e	Mixi Inc	467
270,155	*,e	ModusLink Global Solutions, Inc	1,629
435,958	*,e	MoneyGram International, Inc	1,068
104,812	*,e	Monotype Imaging Holdings, Inc	944
347,614	*,e	Monster Worldwide, Inc	4,050
1,223,259	e	Moody’s Corp	24,367
53,459		Morgan Sindall plc	408
30,400	e	Moshi Moshi Hotline, Inc	667
738,185	*,e	Move, Inc	1,513
31,962	*,e	NCI, Inc (Class A)	722
347,386	*	NCR Corp	4,210
18,027		Ncsoft	2,970
12,600		NEC Capital Solutions Ltd	149
1,097,399		NEC Corp	2,849
44,200		NEC Fielding Ltd	539
39,500		NEC Networks & System Integration Corp	491
15,572		Nemetschek AG.	429
30,519	*	Neowiz Games Corp	1,013
33,617		Net Entertainment NE AB	292
86,694	*,e	NetFlix, Inc	9,419
221,796	*,e	Netscout Systems, Inc	3,154
75,870	*,e	NetSuite, Inc	959
144,448	*,e	Network Equipment Technologies, Inc	504
69,382	*	NHN Corp	10,319
248,818	e	NIC, Inc	1,595
77,800		Nihon Unisys Ltd	564
9,000		Nippon Kanzai Co Ltd	148
47,200	e	Nippon System Development Co Ltd	535
335,401		Nippon Systemware Co Ltd	1,370
30,400		Nishio Rent All Co Ltd	196
179,081		Nomura Research Institute Ltd	3,802
482,000	*,e	Norse Energy Corp ASA	175
1,081,569	*,e	Novell, Inc	6,143
37,900		NS Solutions Corp	742
3,333		NTT Data Corp	12,303
2,020,410	*,e	Nuance Communications, Inc	30,205
8,700		OBIC Business Consultants Ltd	470
15,236		Obic Co Ltd	2,941
3,589,823	e	Omnicom Group, Inc	123,130
212,354	*	On Assignment, Inc	1,068
127,683	*,e	Online Resources Corp	530
71,757	*	Open Text Corp	2,696
67,774	*,e	OpenTable, Inc	2,811
201,398	e	Opera Software ASA	693
59,423	e	Opnet Technologies, Inc	873

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72		OPT, Inc	$103
19,370,583		Oracle Corp	415,692
31,621	e	Oracle Corp Japan	1,554
35,150		ORC Software AB	580
62,957	*	Ordina NV	217
10,941	e	Otsuka Corp	697
518,258	*,e	Parametric Technology Corp	8,121
482	*,e	Pasona Group, Inc	311
4,161		Patni Computer Systems Ltd	46
275,000		PCA Corp	2,484
109,345	*,e	PC-Tel, Inc	551
111,446	*	PDF Solutions, Inc	535
35,492	*	PDI, Inc	294
68,912	e	Pegasystems, Inc	2,213
105,944	*,e	Perficient, Inc	944
278,856	*	Phase Forward, Inc	4,651
2,486	*	Phoenix Technologies Ltd	7
1,076,000		Pico Far East Holdings Ltd	196
3,144,703	e	Playtech Ltd	21,380
75,754	*,e	Portfolio Recovery Associates, Inc	5,059
322,008	*	Premiere Global Services, Inc	2,042
79,293		Proffice AB	209
236,916	*	Progress Software Corp	7,115
154,674	*,e	Promotora de Informaciones S.A.	377
94,575	*,e	PROS Holdings, Inc	615
58,719		Prosegur Cia de Seguridad S.A.	2,492
105,216	e	Publicis Groupe S.A.	4,197
2,731		PubliGroupe AG.	282
70,273	e	QAD, Inc	290
83,833	e	Quality Systems, Inc	4,861
371,865	*,e	Quest Software, Inc	6,708
42,503	*,e	QuinStreet, Inc	489
421,456	*,e	Rackspace Hosting, Inc	7,730
122,960	*,e	Radiant Systems, Inc	1,778
127,999	*,e	Radisys Corp	1,219
15,681	e	Rakuten, Inc	11,330
95,068		Ramirent Oyj	798
21,993	*	Randstad Holdings NV	864
21,808	*	ReachLocal, Inc	283
360,626	*,e	RealNetworks, Inc	1,190
503,799	*,e	Red Hat, Inc	14,580
88,193		Redflex Holdings Ltd	171
65,350	e	Renaissance Learning, Inc	960
339,205	*	Rent-A-Center, Inc	6,872
25,799	*	Retalix Ltd	286
4,254	e	Rewards Network, Inc	58
44,800		Ricoh Leasing Co Ltd	1,024
140,452		Rightmove plc	1,318
148,457	*,e	RightNow Technologies, Inc	2,329
111,952		Ritchie Bros Auctioneers, Inc	2,038
325,940	e	Robert Half International, Inc	7,676

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

185,188	e	Rollins, Inc	$3,832
44,780	*,e	Rosetta Stone, Inc	1,028
230,650	*,e	RSC Holdings, Inc	1,423
294,996	*,e	S1 Corp	1,773
21,400		S1 Corp (Korea)	911
121,055	*,e	Saba Software, Inc	623
2,566,224		Sage Group plc	8,829
356,934	*	Salesforce.com, Inc	30,632
158,413	*	Sandvine Corp	304
1,292,255	e	SAP AG.	57,463
448,670	e	Sapient Corp	4,550
950,741	*	Satyam Computer Services Ltd	1,851
111,999	*	SDL plc	777
153,097		Secom Co Ltd	6,798
138,859	e	Securitas AB (B Shares)	1,259
688,715		Seek Ltd	4,010
18,199		SeLoger.com	654
484		SGS S.A.	653
6,202		SimCorp AS	988
528	*,e	Simplex Technology, Inc	383
29,499	*,e	Sina Corp	1,040
4,143,423		Singapore Post Ltd	3,342
182,232	*	SK Broadband Co Ltd	889
19,284		SK C&C Co Ltd	1,311
180,727		Skilled Group Ltd	164
131,506	*,e	Smith Micro Software, Inc	1,251
172,336		SMS Management & Technology Ltd	854
964,993	e	Softbank Corp	25,595
35,245		Software AG.	3,623
171,800		Sohgo Security Services Co Ltd	1,740
33,826	*	Sohu.com, Inc	1,390
151,406	*,e	SolarWinds, Inc	2,429
194		So-net Entertainment Corp	464
153	e	So-net M3, Inc	615
319,710	*	SonicWALL, Inc	3,757
897,736	*,e	Sonus Networks, Inc	2,433
7,598	e	Sopra Group S.A.	492
466,468	e	Sotheby’s (Class A)	10,668
180,771	*,e	Sourcefire, Inc	3,435
753,938		Speedy Hire plc	271
264,393	*	Spherion Corp	1,444
545,647	e	Spotless Group Ltd	973
91,195		Square Enix Co Ltd	1,680
226,711	*	SRA International, Inc (Class A)	4,459
51,931	*	SS&C Technologies Holdings, Inc	832
159		Start Today Co Ltd	436
790	*,e	StarTek, Inc	3
141,985		Sthree plc	534
93,101	*,e	Stratasys, Inc	2,287
10,011	*	Stream Global Services, Inc	56
643,044		STW Communications Group Ltd	490
274,498	*,e	SuccessFactors, Inc	5,707

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

207,693	*,e	SupportSoft, Inc	$864
10,834	e	Sword Group	329
51,981	*	SXC Health Solutions Corp (Toronto)	3,821
90,942	*	SXC Health Solutions Corp	6,662
184,605	*	Sybase, Inc	11,937
179,513	*	SYKES Enterprises, Inc	2,554
8,131,115	*,e	Symantec Corp	112,859
90,429	*,e	Synchronoss Technologies, Inc	1,715
122,862	*	SYNNEX Corp	3,148
315,169	*,e	Synopsys, Inc	6,578
53,649	e	Syntel, Inc	1,821
11,000,530		Taiwan-Sogo Shinkong Security Corp	8,001
314,062	e	Take-Two Interactive Software, Inc	2,827
72,249	e	TAL International Group, Inc	1,623
176,620	*,e	Taleo Corp (Class A)	4,290
707,164		Tata Consultancy Services Ltd	11,348
59,644	*,e	TechTarget, Inc	321
45,800		Tecmo Koei Holdings Co Ltd	300
245,441	*	Telecity Group plc	1,462
75,013		Teleperformance	1,874
255,286	*,e	TeleTech Holdings, Inc	3,291
694,980	*,e	Temenos Group AG.	16,731
1,682,700	e	Tencent Holdings Ltd	27,878
44,426	e	Textainer Group Holdings Ltd	1,072
329,978	*,e	THQ, Inc	1,426
878,836	*	TIBCO Software, Inc	10,599
74,519	*,e	Tier Technologies, Inc	453
101,381		Tietoenator Oyj	1,671
47,200		TKC	830
111,976	*,e	TNS, Inc	1,953
1,858,000	*	Tom Group Ltd	147
218,700		Tomra Systems ASA	913
1,231,292	e	Total System Services, Inc	16,746
69,707	*,e	TradeDoubler AB	267
191,835	*,e	TradeStation Group, Inc	1,295
49,100	*	Trans Cosmos, Inc/Japan	405
52,010	*	Transcom WorldWide S.A. (ADR)	159
26,986	*,e	Travelzoo, Inc	334
80,103	e	Trend Micro, Inc	2,165
208,680	*	TrueBlue, Inc	2,335
60	*	Ubiquitous Corp	132
102,896	*,e	UBISOFT Entertainment	770
107,648	*,e	Ultimate Software Group, Inc	3,537
66,599	*,e	Unica Corp	638
325,729	*,e	Unisys Corp	6,023
36,977		Unit 4 Agresso NV	771
648,564	e	United Internet AG.	7,102
486,585		United Online, Inc	2,803
311,988	*,e	United Rentals, Inc	2,908
93,743	*	USG People NV	1,318
14,530		USS Co Ltd	1,038
531,048	*,e	Valueclick, Inc	5,677

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

125,488	*,e	Vasco Data Security International	$774
395,795		Venture Corp Ltd	2,512
283		VeriSign Japan KK	105
680,830	*	VeriSign, Inc	18,076
120,194	e	Viad Corp	2,121
140,660		VirnetX Holding Corp	833
62,720	*,e	Virtusa Corp	585
2,249,663	e	Visa, Inc (Class A)	159,163
758,665	*,e	VMware, Inc (Class A)	47,485
76,979	*,e	Vocus, Inc	1,176
67,774	*,e	Volt Information Sciences, Inc	569
345,953	*	Wave Systems Corp	1,121
113,890	*	WebMD Health Corp (Class A)	5,288
279,254	*,e	Websense, Inc	5,278
782,293		Wipro Ltd	6,425
162,608	e	Wirecard AG.	1,385
475		Works Applications Co Ltd	213
196,776		Wotif.com Holdings Ltd	881
8,059,510		WPP plc	75,924
36,797	e	Yahoo! Japan Corp	14,666
5,659,717	*	Yahoo!, Inc	78,274

		TOTAL BUSINESS SERVICES	5,483,394

CHEMICALS AND ALLIED PRODUCTS - 10.6%
4,319	*,e	3SBio, Inc (ADR)	50
59,300	*	5N Plus, Inc	291
5,801,673		Abbott Laboratories	271,402
73,781	*,b,m	Able Laboratories, Inc	0	^
27,840	*	Ablynx NV	253
58,954	*,e	Abraxis Bioscience, Inc	4,374
233,881	*,e	Acorda Therapeutics, Inc	7,276
193,705	*	Acrux Ltd	294
59,183	*	Actelion Ltd	2,216
20,634	*,e	Acura Pharmaceuticals, Inc	52
167,100		ADEKA Corp	1,570
49,755	*	Adolor Corp	54
315,976		Agrium, Inc (Toronto)	15,434
114,067	e	Air Liquide	11,519
457,709	e	Air Products & Chemicals, Inc	29,664
185,000		Air Water, Inc	2,020
2,294,044	m	Alapis Holding Industrial and Commercial S.A.	723
127,287	*	Albany Molecular Research, Inc	658
294,912	e	Albemarle Corp	11,711
607,013	e	Alberto-Culver Co	16,444
190,161	*,e	Alexion Pharmaceuticals, Inc	9,734
191,894	*	Alexza Pharmaceuticals, Inc	522
14,473	*	Alimera Sciences, Inc	108
9,148	e	ALK-Abello AS	507
449,855	*,e	Alkermes, Inc	5,601
347,559	*,e	Allos Therapeutics, Inc	2,131
151,624	*,e	Alnylam Pharmaceuticals, Inc	2,277
91,630	*,e	AMAG Pharmaceuticals, Inc	3,147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

103,132	e	American Vanguard Corp	$818
7,264,804	*	Amgen, Inc	382,129
4,196		Amorepacific Corp	3,570
129	*	AnGes MG, Inc	174
840,201	*,e	Anthera Pharmaceuticals, Inc	4,503
115,515		Arch Chemicals, Inc	3,551
71,838	*,e	Ardea Biosciences, Inc	1,477
457,823	*,e	Arena Pharmaceuticals, Inc	1,406
117,500	e	Arisawa Manufacturing Co Ltd	755
667,358	e	Arkema	23,227
258,741	*,e	Arqule, Inc	1,113
251,618	*,e	Array Biopharma, Inc	767
2,170,113		Asahi Kasei Corp	11,337
1,128,033		Ashland, Inc	52,363
31,000		ASKA Pharmaceutical Co Ltd	217
365,020	*,e	Aspen Pharmacare Holdings Ltd	3,605
96,836	*	AspenBio Pharma, Inc	95
456,084		Astellas Pharma, Inc	15,281
1,840,221		AstraZeneca plc	86,759
751,403	e	AstraZeneca plc (ADR)	35,414
43,344	*	Atrium Innovations Inc	623
19,679	e	Auriga Industries (Class B)	269
182,221	*,e	Auxilium Pharmaceuticals, Inc	4,282
1,298,175	*,e	AVANIR Pharmaceuticals, Inc	3,336
25,006	*	AVEO Pharmaceuticals, Inc	177
441,747	e	Avery Dennison Corp	14,193
443,201	*,e	AVI BioPharma, Inc	714
4,301,134	e	Avon Products, Inc	113,980
61,499	*	Axis-Shield plc	226
6,936		Bachem Holding AG.	415
142,801	e	Balchem Corp	3,570
1,890,251	e	BASF AG.	103,284
11,872	*	Basilea Pharmaceutica	659
18,968	e	Beiersdorf AG.	1,048
106,387	*,e	BioCryst Pharmaceuticals, Inc	629
53,219	*,e	Biodel, Inc	201
772,781	*	Biogen Idec, Inc	36,668
222,063	*,e	BioMarin Pharmaceuticals, Inc	4,210
65,777	*,e	BioMimetic Therapeutics, Inc	731
262,830	*	Biosante Pharmaceuticals, Inc	463
18,434	*,e	Biospecifics Technologies Corp	366
247,808	e	Biota Holdings Ltd	210
6,924		Biotest AG.	296
23,129		Biotest AG. (Preference)	960
91,099	*	Biotime, Inc	561
225,964	*,e	Biovail Corp	4,354
462,934	e	Biovail Corp (Toronto)	8,906
13,195,216	*,a	Biovitrum AB	62,506
17,606		Boiron S.A.	624
200,728	*	Braskem S.A.	1,393

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,590,097	e	Bristol-Myers Squibb Co	$239,177
468,901	e	Cabot Corp	11,305
117,642	*,e	Cadence Pharmaceuticals, Inc	825
241,582	*,e	Calgon Carbon Corp	3,199
197,430	*,e	Cambrex Corp	622
44,200	*	Cangene Corp	152
70,834	*,e	Caraco Pharmaceutical Laboratories Ltd	334
151,761	*	Cardiome Pharma Corp	1,252
342,352		Celanese Corp (Series A)	8,528
3,929,722	*,e	Celgene Corp	199,708
230,388	*,e	Celldex Therapeutics, Inc	1,051
74,517	*	Celltrion, Inc	1,251
480,271	*,e	Cephalon, Inc	27,255
998,626	e	CF Industries Holdings, Inc	63,363
139,564	*	Charles River Laboratories International, Inc	4,774
125,254	*,e	Chelsea Therapeutics International, Inc	367
50,175		Chemring Group PLC	2,219
101,874	*	China Aoxing Pharmaceutical Co, Inc	332
673,000	e	China Shineway Pharmaceutical Group Ltd	2,047
715,000		China XLX Fertiliser Ltd	263
126,105		Christian Dior S.A.	12,104
220,300	e	Chugai Pharmaceutical Co Ltd	3,921
131,000		Chugoku Marine Paints Ltd	901
231,841		Church & Dwight Co, Inc	14,539
637,942		Cipla Ltd	4,624
360,279	*	Clariant AG.	4,562
489,254	e	Clorox Co	30,412
1,750		CMIC Co Ltd	466
16,384	*	Codexis, Inc	144
2,122,923		Colgate-Palmolive Co	167,201
327,487	*	Combinatorx, Inc	475
38,971	*,e	Compound partnering business	396
108,840	*	Corcept Therapeutics, Inc	340
58,913	*,e	Cornerstone Therapeutics, Inc	347
304,778		Croda International	4,567
968,688	e	CSL Ltd	26,449
363,838	*	Cubist Pharmaceuticals, Inc	7,495
48,820	*,e	Cumberland Pharmaceuticals, Inc	313
356,272	*,e	Curis, Inc	495
181,931	*,e	Cypress Bioscience, Inc	418
1,774,842		Cytec Industries, Inc	70,976
299,577	*,e	Cytokinetics, Inc	710
148,672	*,e	Cytori Therapeutics, Inc	517
449,697	*	Cytrx	346
144,000	*	Dai Nippon Toryo Co Ltd	147
1,362,550		Daicel Chemical Industries Ltd	9,193
563,835		Daiichi Sankyo Co Ltd	10,073
85,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	314
1,004,675	e	Dainippon Ink and Chemicals, Inc	1,548

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

164,300		Dainippon Sumitomo Pharma Co Ltd	$1,258
90,000		Daiso Co Ltd	225
467,173	*,e	Dendreon Corp	15,104
20,049	*	Devgen	207
23,779	*	Diamyd Medical AB (B Shares)	366
31,226		DiaSorin S.p.A.	1,144
6,857,625	e	Dow Chemical Co	162,663
217,919		Dr Reddy’s Laboratories Ltd	6,809
581,791		DSM NV	23,127
4,839,716		Du Pont (E.I.) de Nemours & Co	167,406
375,438	*,e	Durect Corp	912
355,507	*	Dynavax Technologies Corp	661
27,000	e	Earth Chemical Co Ltd	817
181,221		Eastman Chemical Co	9,670
1,958,131		Ecolab, Inc	87,940
683,001	e	Eisai Co Ltd	22,663
457,594	*	Elan Corp plc	2,077
41,460	*,e	Elan Corp plc (ADR)	187
653,216		Elementis plc	607
2,737,638		Eli Lilly & Co	91,711
121,240	*	Elizabeth Arden, Inc	1,760
165,261	*,e	Emergent Biosolutions, Inc	2,700
11,619		EMS-Chemie Holding AG.	1,507
236,185	*,e	Enzon Pharmaceuticals, Inc	2,515
172	e	EPS Co Ltd	435
20,745	e	Eramet	5,127
627,144		Estee Lauder Cos (Class A)	34,951
1,785,586		Eternal Chemical Co Ltd	1,705
74,840	*	Eurand NV	725
286,249	e	FAES FARMA S.A.	982
74,700	e	Fancl Corp	1,056
78,386	e	Female Health Co	407
5,429,779	*,a,e	Ferro Corp	40,017
131,172		Fertilizantes Fosfatados S.A.	981
435,234		Filtrona plc	1,401
238,651		FMC Corp	13,706
5,650		FMS Enterprises Migun Ltd	177
2,248,859	*,e	Forest Laboratories, Inc	61,686
4,409,733		Formosa Chemicals & Fibre Corp	10,089
5,909,091		Formosa Plastics Corp	12,421
9,031		Fuchs Petrolub AG.	771
21,925	e	Fuchs Petrolub AG. (Preference)	1,941
90,000		Fuso Pharmaceutical Industries Ltd	290
614,565	*,e	Galapagos NV	7,696
55,641	*,e	Genmab AS	395
566,583	*,e	Genzyme Corp	28,765
601,404	*,e	Georgia Gulf Corp	8,023
417,018	*,e	Geron Corp	2,093
9,489,504	*,e	Gilead Sciences, Inc	325,300
48,867		Givaudan S.A.	41,504
5,346,675		GlaxoSmithKline plc	90,791
50,063	e	Grifols S.A.	512

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,000		Gun-Ei Chemical Industry Co Ltd	$171
19,660		H&R WASAG AG.	434
249,151	e	H.B. Fuller Co	4,731
383,140	*,e	Halozyme Therapeutics, Inc	2,697
223,545		Hanwha Chemical Corp	3,209
12,945	m	Haw Par Corp Ltd	53
45,175	e	Hawkins, Inc	1,088
41,194		Henkel KGaA	1,686
1,445,080	e	Henkel KGaA (Preference)	70,564
254,396		Hikma Pharmaceuticals plc	2,701
1,181,065		Hindustan Lever Ltd	6,790
52,400	e	Hisamitsu Pharmaceutical Co, Inc	2,078
61,871	*,e	Hi-Tech Pharmacal Co, Inc	1,417
39,703		Honam Petrochemical Corp	4,699
1,087,322	*,e	Hospira, Inc	62,467
797,590	*,e	Human Genome Sciences, Inc	18,073
4,658,269	e	Huntsman Corp	40,387
421,478	*,e	Idenix Pharmaceuticals, Inc	2,107
124,508	*,e	Idexx Laboratories, Inc	7,583
415,761	*,e	Immucor, Inc	7,920
291,643	*,e	Immunogen, Inc	2,704
379,352	*,e	Impax Laboratories, Inc	7,230
1,637,049	e	Incitec Pivot Ltd	3,702
208,666	*	Inhibitex, Inc	532
99,690		Innophos Holdings, Inc	2,600
288,651	*,e	Inspire Pharmaceuticals, Inc	1,440
6,502		Inter Parfums S.A.	193
85,630		Inter Parfums, Inc	1,219
110,097	*,e	Intercell AG.	2,049
184,196	*,e	InterMune, Inc	1,722
274,963		International Flavors & Fragrances, Inc	11,664
182,058	*,e	Inverness Medical Innovations, Inc	4,854
8,148		Ipsen	248
441,000	*	Ishihara Sangyo Kaisha Ltd	330
663,788		Israel Chemicals Ltd	6,915
64,090	*	Jazz Pharmaceuticals, Inc	502
10,860,673		Johnson & Johnson	641,431
77,313	e	Kaiser Aluminum Corp	2,680
171,681		Kaken Pharmaceutical Co Ltd	1,706
279,411		Kansai Paint Co Ltd	2,398
59,000	e	Kanto Denka Kogyo Co Ltd	370
480,410		Kao Corp	11,303
30,800		Katakura Industries Co Ltd	304
151,226	e	Kemira Oyj	1,618
169,296	*	Keryx Biopharmaceuticals, Inc	620
2,195,998	*,e	King Pharmaceuticals, Inc	16,668
1,446,276		Kingboard Chemical Holdings Ltd	6,209
66,000		Kissei Pharmaceutical Co Ltd	1,389
27,653		KMG Chemicals, Inc	397
48,000		Koatsu Gas Kogyo Co Ltd	269
128,258	e	Koppers Holdings, Inc	2,883

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

44,200	e	Kose Corp	$1,039
63,000		Kumiai Chemical Industry Co Ltd	164
301,965		Kuraray Co Ltd	3,543
172,000		KUREHA CORP	829
115,000		Kyorin Co Ltd	1,661
289,067	e	Kyowa Hakko Kogyo Co Ltd	2,741
3,756,250	*	L’ Occitane International SA	8,191
387,725	*,e	La Seda de Barcelona S.A. (Class B)	161
116,857	*,e	Landec Corp	688
48,065	*,e	Lannett Co, Inc	220
2,189,164	e	Lanxess AG.	92,145
18,120		LG Household & Health Care Ltd	5,146
534,112	*,e	Ligand Pharmaceuticals, Inc (Class B)	780
21,170	e	Linde AG.	2,226
128,500		Lintec Corp	2,321
297,000	e	Lion Corp	1,532
758,099		Lonza Group AG.	50,474
62,273	e	L’Oreal S.A.	6,097
673,083		Lubrizol Corp	54,055
35,293		Lupin Ltd	1,486
164,536	e	Maire Tecnimont S.p.A.	523
296,378		Makhteshim-Agan Industries Ltd	989
33,679		Mandom Corp	915
261,949	*,e	MannKind Corp	1,674
62,500	*,e	MAP Pharmaceuticals, Inc	820
181,769	e	Martek Biosciences Corp	4,310
320,543		Mcbride plc	623
451,264	e	Meda AB (A Shares)	3,271
119,314		Mediceo Paltac Holdings Co Ltd	1,417
403,439	*	Medicines Co	3,070
332,046		Medicis Pharmaceutical Corp (Class A)	7,265
108,283	*,e	Medifast, Inc	2,806
285,352	*,e	Medivation, Inc	2,523
16,828,951	e	Merck & Co, Inc	588,508
19,730	e	Merck KGaA	1,447
175,427	e	Meridian Bioscience, Inc	2,982
139,100		Methanex Corp	2,737
350,510	*,e	Micromet, Inc	2,187
12,800	e	Milbon Co Ltd	306
96,327		Minerals Technologies, Inc	4,579
103,900	e	Miraca Holdings, Inc	3,110
1,030,643	e	Mitsubishi Chemical Holdings Corp	4,704
243,337		Mitsubishi Gas Chemical Co, Inc	1,180
157,000		Mochida Pharmaceutical Co Ltd	1,497
176,855	*,e	Momenta Pharmaceuticals, Inc	2,168
1,780,120		Monsanto Co	82,277
29,508	*	Morphosys AG.	521
423,426		Mosaic Co	16,505
3,431,981	*,e	Mylan Laboratories, Inc	58,481
300,536	*,e	Nabi Biopharmaceuticals	1,635
535,385		Nalco Holding Co	10,954

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,233,057		Nan Ya Plastics Corp	$13,135
75,727	*,e	Nanosphere, Inc	330
191,666	*	Natraceutical S.A.	86
272,838		Natura Cosmeticos S.A.	6,046
830,000		Natural Beauty Bio-Technology Ltd	148
27,322	*	Nature’s Sunshine Products, Inc	229
612,435	*,e	NBTY, Inc	20,829
177,946	*	Neuralstem, Inc	445
302,301	*,e	Neurocrine Biosciences, Inc	1,693
66,616	*,e	NeurogesX, Inc	442
44,852		NewMarket Corp	3,916
55,600		Nichi-iko Pharmaceutical Co Ltd	2,070
94,657	*,e	NicOx S.A.	301
61,000	e	Nihon Nohyaku Co Ltd	269
65,874		Nihon Parkerizing Co Ltd	860
425,550	e	Nippon Chemiphar Co Ltd	1,426
298,000		Nippon Kayaku Co Ltd	2,548
331,523	e	Nippon Paint Co Ltd	2,007
72,000		Nippon Shinyaku Co Ltd	819
187,000		Nippon Shokubai Co Ltd	1,774
279,000		Nippon Soda Co Ltd	917
103,810		Nippon Synthetic Chemical Industry Co Ltd	598
116,000		Nippon Valqua Industries Ltd	259
222,922		Nissan Chemical Industries Ltd	2,491
45,222	e	NL Industries, Inc	276
54,300	e	Noevir Co Ltd	614
10,932	*	Novacea, Inc	91
7,254,467		Novartis AG.	351,574
996,228		Novartis AG. (ADR)	48,138
345,500	*,e	Novavax, Inc	750
56,392		Novo Nordisk A.S. (ADR)	4,569
1,120,747		Novo Nordisk AS (Class B)	90,548
28,393	e	Novozymes AS (B Shares)	3,030
341,787	*,e	NPS Pharmaceuticals, Inc	2,201
332,076	e	Nufarm Ltd	1,496
552,491		Nuplex Industries Ltd	1,059
56,782	*,e	Nutraceutical International Corp	866
75,554	*	Nymox Pharmaceutical Corp	236
83,280	*,e	Obagi Medical Products, Inc	984
360,085	e	Olin Corp	6,514
160,002	*,e	OM Group, Inc	3,818
30,849		Omega Pharma S.A.	1,348
326,456	*,e	Omeros Corp	2,422
366,117	*,e	Omnova Solutions, Inc	2,859
9,274	*,e	OncoGenex Pharmaceutical, Inc	125
162	*	OncoTherapy Science, Inc	303
94,380		Ono Pharmaceutical Co Ltd	3,826
299,804	*,e	Onyx Pharmaceuticals, Inc	6,473
128,872		OPG Groep NV	2,354
326,782	*,e	Opko Health, Inc	739
145,640	*,e	Optimer Pharmaceuticals, Inc	1,350
205,524	*,e	OraSure Technologies, Inc	952

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

133,564	*,e	Orexigen Therapeutics, Inc	$561
65,771	e	Oriflame Cosmetics S.A.	3,416
168,167	e	Oriola-KD Oyj (B Shares)	783
42,809	e	Orion Oyj (Class B)	801
117,177	*,e	Osiris Therapeutics, Inc	681
639,130	*,e	Pactiv Corp	17,800
164,585	*,e	Pain Therapeutics, Inc	915
190,163	*	Par Pharmaceutical Cos, Inc	4,937
324,630	*,e	Parexel International Corp	7,038
64,968	*,e	Patheon, Inc	159
510,174	e	PDL BioPharma, Inc	2,867
231,984	*	Peregrine Pharmaceuticals, Inc	499
467,258	e	Perrigo Co	27,601
104,471	e	PetMed Express, Inc	1,860
45,925,659		Pfizer, Inc	654,901
629,891	*,e	Pharmacyclics, Inc	4,195
127,332	*,e	Pharmasset, Inc	3,481
287,381	*,e	Pharmaxis Ltd	494
157,557	*,e	PharMerica Corp	2,310
133,978		Piramal Healthcare Ltd	1,377
640,532	*	PolyOne Corp	5,393
427,405		Potash Corp of Saskatchewan	36,813
125,159	*,e	Pozen, Inc	877
565,736		PPG Industries, Inc	34,176
695,272	e	Praxair, Inc	52,834
228,422	*	Prestige Brands Holdings, Inc	1,617
16,193,214		Procter & Gamble Co	971,270
134,574	*,e	Progenics Pharmaceuticals, Inc	737
605,100		PTT Chemical PCL	1,934
281,225		PZ Cussons plc	1,432
417,468	*,e,m	Questcor Pharmaceuticals, Inc	4,262
100,365	*,e	Quidel Corp	1,274
155,194	*	Ranbaxy Laboratories Ltd	1,531
2,599,590		Reckitt Benckiser Group plc	120,918
259,099		Recordati S.p.A.	1,819
47,021	*,e	Revlon, Inc (Class A)	525
227,173	e	Rhodia S.A.	3,764
20,372		Richter Gedeon Nyrt	3,602
691,491		Roche Holding AG.	95,178
266,245	*	Rockwood Holdings, Inc	6,041
120,000		Rohto Pharmaceutical Co Ltd	1,468
450,039		RPM International, Inc	8,029
163,000		Sakai Chemical Industry Co Ltd	615
256,494	*	Salix Pharmaceuticals Ltd	10,011
1,523,490	e	Sanofi-Aventis	91,756
422,023	*,e	Santarus, Inc	1,047
70,004		Santen Pharmaceutical Co Ltd	2,522
131,000		Sanyo Chemical Industries Ltd	843
8,700		Sartorius Stedim Biotech	362
33,800	e	Sawai Pharmaceutical Co Ltd	3,234

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

177,535	*,e	Sciclone Pharmaceuticals, Inc	$472
226,725		Scotts Miracle-Gro Co (Class A)	10,069
448,168	*,e	Seattle Genetics, Inc	5,374
157,000		Seikagaku Corp	1,602
223,020	e	Sensient Technologies Corp	5,783
480,366	e	Sherwin-Williams Co	33,237
47,000		Shikoku Chemicals Corp	245
627,793		Shin-Etsu Chemical Co Ltd	29,189
84,800		Shin-Etsu Polymer Co Ltd	501
207,509		Shionogi & Co Ltd	4,302
4,227,004		Shire Ltd	86,714
1,184,860	e	Shire plc (ADR)	72,727
710,822	e	Shiseido Co Ltd	15,667
1,684,821		Showa Denko KK	3,043
134,751	*,e	SIGA Technologies, Inc	1,038
447,412	e	Sigma-Aldrich Corp	22,295
3,504,000	e	Sinochem Hong Kong Holding Ltd	1,378
5,550,600	e	Sinopec Shanghai Petrochemical Co Ltd	2,102
1,546,000	e	Sinopharm Group Co	5,633
15,322	*	Sintex Industries Ltd	105
79,584	*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	117
131,026		Sociedad Quimica y Minera de Chile S.A. (Class B)	4,289
605,606	*,e	Solutia, Inc	7,933
44,666		Solvay S.A.	3,814
125,120	*	Somaxon Pharmaceuticals, Inc	450
355,615	*,e	Spectrum Pharmaceuticals, Inc	1,394
17,200		ST Corp	196
115,861	e	Stada Arzneimittel AG.	3,851
9,376		Stallergenes	593
12,600	e	Stella Chemifa Corp	409
715,564	*,e	StemCells, Inc	673
36,179		Stepan Co	2,476
52,873	*,e	Sucampo Pharmaceuticals, Inc (Class A)	187
1,368,673		Sumitomo Chemical Co Ltd	5,297
61,000		Sumitomo Seika Chemicals Co Ltd	222
132,698		Sun Pharmaceuticals Industries Ltd	5,082
362,163	*,e	SuperGen, Inc	732
75,651	*,e	SurModics, Inc	1,241
70,803		Syngenta AG.	16,357
98,082	*,e	Synta Pharmaceuticals Corp	265
6,200	e	Taiko Pharmaceutical Co Ltd	100
109,815		Taisho Pharmaceutical Co Ltd	2,166
1,458,000		Taiwan Fertilizer Co Ltd	3,815
24,000		Taiyo Ink Manufacturing Co Ltd	628
191,050		Taiyo Nippon Sanso Corp	1,517
1,351,878		Takeda Pharmaceutical Co Ltd	58,067
185,907		Tanabe Seiyaku Co Ltd	2,832
12,000	e	Tanaka Chemical Corp	139
124,544	*	Targacept, Inc	2,407
23,900	e	Tenma Corp	260
30,390		Tessenderlo Chemie NV	777

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

634,002		Teva Pharmaceutical Industries Ltd	$33,125
2,710,528		Teva Pharmaceutical Industries Ltd (ADR)	140,920
40,380	*	Texas Petrochemicals, Inc	670
88,001	*	Theratechnologies, Inc	423
496,515	*,e	Theravance, Inc	6,241
331,000		Toagosei Co Ltd	1,466
42,000		Toda Kogyo Corp	304
637,900	e	Tokai Carbon Co Ltd	2,986
184,929		Tokuyama Corp	814
57,700	e	Tokyo Ohka Kogyo Co Ltd	972
268,758		Toray Industries, Inc	1,288
31,400		Torii Pharmaceutical Co Ltd	492
2,024,300		Tosoh Corp	5,240
26,500	e	Towa Pharmaceutical Co Ltd	1,724
354,000		Toyo Ink Manufacturing Co Ltd	1,357
1,353,676	e	Toyobo Co Ltd	2,259
22,411	*,e	Transgene S.A.	380
1,274,500		TSRC Corp	1,754
127,700	e	Tsumura & Co	3,910
2,003,388		UBE Industries Ltd	4,737
191,411	e	UCB S.A.	6,011
207,142	*,e	Ulta Salon Cosmetics & Fragrance, Inc	4,901
255,213	*,e	Unifi, Inc	975
888,000	e	United Laboratories Ltd	1,208
316,123		United Phosphorus Ltd	1,245
237,083	*,e	United Therapeutics Corp	11,572
251,240	e,f	Uralkali (GDR)	4,472
37,578	*,e	USANA Health Sciences, Inc	1,373
558,402	*,e	USEC, Inc	2,658
290,904	*,e	Valeant Pharmaceuticals International	15,211
370,601		Valspar Corp	11,163
1,777,144	*,a,e	Vanda Pharmaceuticals, Inc	11,747
445,681	*	Vectura Group plc	300
697,304	*	Vertex Pharmaceuticals, Inc	22,941
253,068	*,e	Vical, Inc	785
112,323		Victrex plc	1,827
11,583		Virbac S.A.	1,233
453,935	*	Viropharma, Inc	5,089
60,106	*,e	Vitacost.com, Inc	540
73,100		VITAL KSK Holdings, Inc	411
2,658	e	Wacker Chemie AG.	385
3,189,767		Wah Lee Industrial Corp	4,248
356,843	*,e	Warner Chilcott plc	8,154
3,358,617	*,e	Watson Pharmaceuticals, Inc	136,259
93,524	e	Westlake Chemical Corp	1,737
1,090,642	*	WR Grace & Co	22,947
128,971	*,e	Xenoport, Inc	1,265
745,953	e	Yara International ASA	20,968
13,912		Yuhan Corp	1,738
155,058	*	Yule Catto & Co plc	413
226,731	e	Zeltia S.A.	879
533,512		Zeon Corp	3,126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,000	e	ZERIA Pharmaceutical Co Ltd	$285
239,412	*	ZIOPHARM Oncology, Inc	761
372,870	*,e	Zymogenetics, Inc	1,574

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,425,872

COAL MINING - 0.3%
27,992,000		Adaro Energy Tbk	6,080
340,609	*,e	Alpha Natural Resources, Inc	11,536
182,616		Anglo Pacific Group plc	721
180,066	*,e	Aquila Resources Ltd	1,169
425,820	e	Arch Coal, Inc	8,435
508,896	*	Carbon Energy Ltd	147
974,614		Centennial Coal Co Ltd	3,601
8,312,783		China Coal Energy Co	10,385
5,855,799		China Shenhua Energy Co Ltd	21,126
154,834	*,e	Cloud Peak Energy, Inc	2,053
570,176	e	Consol Energy, Inc	19,249
116,148	*	Felix Resources Ltd	63
151,566	e,m	Gloucester Coal Ltd	1,576
227,500	*	Grande Cache Coal Corp	1,175
646,574	*,e	International Coal Group, Inc	2,489
112,438	*,e	James River Coal Co	1,790
222,150		Kumba Resources Ltd	3,181
70,695	*	L&L Energy, Inc	608
7,005,045		MacArthur Coal Ltd	70,005
343,956		Massey Energy Co	9,407
286,500	e	Mitsui Mining Co Ltd	395
2,336,137	e	New World Resources NV	24,034
929,511	e	Peabody Energy Corp	36,373
264,041	*,e	Pike River Coal Ltd	159
23,629,000		PT Bumi Resources Tbk	4,824
1,627,134		PT Tambang Batubara Bukit Asam Tbk	3,069
855,000		Sany Heavy Equipment International	946
884,864		Sasol Ltd	31,435
327,198	*,e	UK Coal plc	197
425,900	*	Western Canadian Coal Corp	1,664
217,281	*,e	White Energy Co Ltd	565
799,858		Whitehaven Coal Ltd	3,160
4,228,000	e	Yanzhou Coal Mining Co Ltd	8,130

		TOTAL COAL MINING	289,747

COMMERCIAL SERVICES AND SUPPLIES - 0.0%
19,416	e	Bureau Veritas S.A.	1,052

		TOTAL COMMERCIAL SERVICES AND SUPPLIES	1,052

COMMUNICATIONS - 4.5%
11,311	*	012 Smile.Communications Ltd	263
94,359	*	AboveNet, Inc	4,452
1,824	*	Acotel Group S.p.A	118
320,877	e	Adtran, Inc	8,750
8,484	*	Advanced Digital Broadcast Holdings S.A.	291
1,167,300		Advanced Info Service PCL	3,112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

925,000		Advanced Info Service PCL (ADR)	$2,466
157,515	f	AFK Sistema (GDR)	3,669
191,694	e	Alaska Communications Systems Group, Inc	1,627
101,785	*	Alvarion Ltd	200
31,383,172	e	America Movil S.A. de C.V. (Series L)	74,715
1,318,475	*,e	American Tower Corp (Class A)	58,672
34,351		Amper S.A.	170
228,402	*	Anixter International, Inc	9,730
107,708	e	Antena 3 de Television S.A.	610
1,166,887	*,e	AOL, Inc	24,260
316,853	*,e	Aruba Networks, Inc	4,512
29,213,136		AT&T, Inc	706,666
39,998	e	Atlantic Tele-Network, Inc	1,652
125,840	*	Audiovox Corp (Class A)	925
3,366,052	*,e	Austar United Communications Ltd	2,664
342,089		Austereo Group Ltd	480
272,221	*,e	Avanzit S.A.	155
406,427	e	BCE, Inc	11,858
11,074	*	Beasley Broadcasting Group, Inc	54
751,700		BEC World PCL (Foreign)	634
95,708	e	Belgacom S.A.	3,009
2,350,462		Bezeq Israeli Telecommunication Corp Ltd	5,138
540,200		Bharti Airtel Ltd	3,041
475,962		Brasil Telecom S.A. (Preference)	3,201
508,053	*	Brightpoint, Inc	3,556
1,142,097		British Sky Broadcasting plc	11,926
28,961,025		BT Group plc	55,903
3,953,439		Cable & Wireless plc	3,411
2,144,444		Cable & Wireless Worldwide	2,775
1,087,140		Cablevision Systems Corp (Class A)	26,102
82,787	e	Canal Plus	516
97,300	*,e	Carso Global Telecom SAB de CV	459
111,437	*,e	Cbeyond Communications, Inc	1,393
3,764,314	e	CBS Corp (Class B)	48,673
61,282		Cellcom Israel Ltd	1,526
90,834	*,e	Central European Media Enterprises Ltd (Class A)	1,808
44,000	*	Central European Media Enterprises Ltd (Class A)	887
1,481,379		CenturyTel, Inc	49,345
3,340,232		China Communications Services Corp Ltd	1,614
10,106,410		China Mobile Hong Kong Ltd	100,436
25,595,859		China Telecom Corp Ltd	12,296
8,821,215	e	China Unicom Ltd	11,799
7,052,000		Chunghwa Telecom Co Ltd	13,963
997,884	*,e	Cincinnati Bell, Inc	3,004
1,441,000		Citic 1616 Holdings Ltd	380
436,000		City Telecom (HK) Ltd	251
475,565	*,e	Clearwire Corp (Class A)	3,462
25,899		Cogeco Cable, Inc	835
968,992	*	Colt Telecom Group S.A.	1,897
14,647,586		Comcast Corp (Class A)	254,429
270,740	f	Comstar United Telesystems (GDR)	1,638
135,284	e	Consolidated Communications Holdings, Inc	2,301

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

109,111	*	Corus Entertainment, Inc	$1,925
958,257	*,e	Crown Castle International Corp	35,705
93,361	*,e	Crown Media Holdings, Inc (Class A)	164
107,471	*	Cumulus Media, Inc (Class A)	287
54,645		Cyfrowy Polsat S.A.	227
6,770,361		Deutsche Telekom AG.	79,928
108,641	*,e	DG FastChannel, Inc	3,540
483,400		Digi.Com BHD	3,426
9,063	*,e	Digital Multimedia Technologies S.p.A.	151
113,908	*,e	DigitalGlobe, Inc	2,996
5,489,161	*,e	DIRECTV	186,192
2,232,509		DISH Network Corp (Class A)	40,520
85,132		Drillisch AG.	468
159	e	Dwango Co Ltd	259
41,230		Egyptian Co for Mobile Services	1,211
60,463		Elisa Oyj (Series A)	1,046
152,467		Empresa Nacional de Telecomunicaciones S.A.	2,052
102,728	*	Entercom Communications Corp (Class A)	906
247,282	*	Entravision Communications Corp (Class A)	522
154,269	*,e	Equinix, Inc	12,530
27,950	e	Eutelsat Communications	936
233,500	*	Excelcomindo Pratama PT	104
3,132,245		Far EasTone Telecommunications Co Ltd	3,862
23,179	*	Fastweb	353
190,404	*	FiberTower Corp	899
35,959	e	Fisher Communications, Inc	606
124,612	*	Forthnet S.A.	101
345,884	e	France Telecom S.A.	5,999
278,853	*	Freenet AG.	2,839
1,036,257	e	Frontier Communications Corp	7,368
3,332		Fuji Television Network, Inc	4,784
219,689	*	General Communication, Inc (Class A)	1,667
92,166	*	GeoEye, Inc	2,870
217,033	*,e	Global Crossing Ltd	2,294
429,262	e	Global Payments, Inc	15,685
309,217	*	Globalstar, Inc	476
45,520		Globe Telecom, Inc	868
227,228	*	Gray Television, Inc	548
3,890,466	e	Grupo Televisa S.A.	13,594
2,290,734		Hellenic Telecommunications Organization S.A.	17,221
33,094	e	Hikari Tsushin, Inc	592
27,171	*	Hot Telecommunication System Ltd	236
40,202	*,e	Hughes Communications, Inc	978
7,582,751		Hutchison Telecommunications Hong Kong Holdings Ltd	1,601
646,526	*	IAC/InterActiveCorp	14,204
430,974	*	ICO Global Communications Holdings Ltd (Class A)	694
107,737	*	IDT Corp (Class B)	1,374
7,411	e	Iliad S.A.	575
339,163		Inmarsat plc	3,596
11,666,991	*	ITV plc	8,719
199,593	*,e	j2 Global Communications, Inc	4,359

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

279,401	*,e	Jazztel plc	$876
3,524		Jupiter Telecommunications Co	3,374
867,233		Kcom Group plc	583
3,147		KDDI Corp	15,001
139,093	*,e	Knology, Inc	1,520
87,129	*	Kratos Defense & Security Solutions, Inc	915
265,442		KT Corp	9,802
201,554	*,e	Leap Wireless International, Inc	2,616
5,487,958	*,e	Level 3 Communications, Inc	5,982
331,240		LG Telecom Ltd	2,066
985,544	*,e	Liberty Global, Inc (Class A)	25,614
274,254	*	Liberty Media Corp - Capital (Series A)	11,494
318,399	*	Liberty Media Corp - Starz	16,506
2,340,389	*	Liberty Media Holding Corp (Interactive A)	24,574
133,097	*,e	Lin TV Corp (Class A)	720
146,602	*,e	Lodgenet Entertainment Corp	544
23,829		LS Cable Ltd	1,708
314,831		M6-Metropole Television	6,366
608,159		Magyar Telekom	1,662
31,100	e	Manitoba Telecom Services, Inc	786
271,046		Maroc Telecom	4,455
281,861	*,e	Mastec, Inc	2,649
2,601,900		Maxis Bhd	4,239
197,172	*,e	Mediacom Communications Corp (Class A)	1,325
428,542		Mediaset S.p.A.	2,437
4,440,142	*,e	MetroPCS Communications, Inc	36,365
871,102	e	Mobile TeleSystems (ADR)	16,690
718,809		MobileOne Ltd	1,094
44,325		Mobilezone Holding AG.	376
12,062		Mobistar S.A.	641
33,137	e	Modern Times Group AB (B Shares)	1,814
2,764,712		MTN Group Ltd	36,232
633,446		Naspers Ltd (N Shares)	21,332
21,400		NEC Mobiling Ltd	568
274,382	*	NET Servicos de Comunicacao S.A.	2,584
428,034	*,e	NeuStar, Inc (Class A)	8,826
152,234	*	Neutral Tandem, Inc	1,713
23,786	*	Nexstar Broadcasting Group, Inc (Class A)	104
901,741	*	NII Holdings, Inc (Class B)	29,325
1,852,562		Nippon Telegraph & Telephone Corp	75,466
100		Nippon Television Network Corp	14
230,629	*,e	Novatel Wireless, Inc	1,324
23,585		NRJ Group	172
142,683	e	NTELOS Holdings Corp	2,454
21,929		NTT DoCoMo, Inc	33,207
57,753	*	Occam Networks, Inc	321
3,766,437		Orascom Telecom Holding SAE	3,240
723,881	*,e	PAETEC Holding Corp	2,468
105,958		Partner Communications	1,626
10,318,024	e	PCCW Ltd	3,010
73,997		Philippine Long Distance Telephone Co	3,784
22,636		Philippine Long Distance Telephone Co (ADR)	1,154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,662,000		Phoenix Satellite Television Holdings Ltd	$388
462,134	e	Portugal Telecom SGPS S.A.	4,619
16,867	e	Preformed Line Products Co	471
432,257	*,e	Premiere AG.	710
136,744	e	ProSiebenSat.1 Media AG.	2,002
1,580,358		PT Indosat Tbk	857
225,280	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	872
14,327,679		PT Telekomunikasi Indonesia Tbk (Series B)	12,144
186,222	*	QSC AG.	305
15,504,837	e	Qwest Communications International, Inc	81,400
170,032	*	Radio One, Inc	218
250,397	*,e	RCN Corp	3,708
5,378		Reply S.p.A.	104
782,912	e	Rogers Communications, Inc (Class B)	25,579
600	e	Rostelecom (ADR)	13
2,194,074		Royal KPN NV	27,967
270,299		Salmat Ltd	913
170,361	*,e	SAVVIS, Inc	2,513
496,794	*,e	SBA Communications Corp (Class A)	16,896
137,741	e	SES Global S.A.	2,865
696,342	*,e	Shaw Communications, Inc (B Shares)	12,539
112,623	e	Shenandoah Telecom Co	1,998
209,487	*,e	Sinclair Broadcast Group, Inc (Class A)	1,221
8,042,309		Singapore Telecommunications Ltd	17,387
59,333		SK Telecom Co Ltd	7,776
36,120		SK Telecom Co Ltd (ADR)	532
364,724		Sky Network Television Ltd	1,171
3,281	e	Sky Perfect Jsat Corp	1,173
436,500		SmarTone Telecommunications Holding Ltd	453
107,880	e	Societe Television Francaise 1	1,406
106,770	*,e	SONAECOM - SGPS S.A.	179
23,518,206	*,e	Sprint Nextel Corp	99,717
349,000		StarHub Ltd	561
64,682		Swisscom AG.	21,928
295,677	*,e	Syniverse Holdings, Inc	6,047
3,539,103		Taiwan Mobile Co Ltd	7,211
67,913		Tele Norte Leste Participacoes S.A.	1,418
349,960		Tele Norte Leste Participacoes S.A. (Preference)	5,235
353,223	e	Tele2 AB (B Shares)	5,277
1,631,690		Telecom Corp of New Zealand Ltd	2,101
504,919		Telecom Egypt	1,383
709,670	*,e	Telecom Italia Media S.p.A.	160
53,081,393	e	Telecom Italia RSP	48,488
8,700,722		Telecom Italia S.p.A.	9,609
64,686		Telecom Plus plc	325
255,402	*,e	TeleCommunication Systems, Inc (Class A)	1,057
158,692	e	Telefonica O2 Czech Republic A.S.	3,076
4,999,053		Telefonica S.A.	92,606
8,942,219	e	Telefonos de Mexico S.A. de C.V. (Series L)	6,333
7,342		Telegate AG.	64
29,210		Telekom Austria AG.	325

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,384,700		Telekom Malaysia BHD	$1,428
917,711		Telekomunikacja Polska S.A.	3,850
32,096		Telemar Norte Leste S.A.	871
33,589	*	TeleNav, Inc	282
80,243		Telenet Group Holding NV	2,105
1,857,812		Telenor ASA	23,403
564,384		Telephone & Data Systems, Inc	17,152
295,718		Telesp Celular Participacoes S.A.	7,602
401,514		Television Broadcasts Ltd	1,862
1,326,848		TeliaSonera AB	8,526
392,310		Telkom S.A. Ltd	1,924
7,658,498	e	Telstra Corp Ltd	20,875
66,977		TELUS Corp	2,527
390,918	e	TELUS Corp, non-voting shares	14,145
1,335,195	e	Ten Network Holdings Ltd	1,786
266,758	*,e	Terremark Worldwide, Inc	2,083
24,359	e	Thrane & Thrane AS	689
810,260		Tim Participacoes S.A.	2,177
1,793,589		Time Warner Cable, Inc	93,410
3,891,041	*,e	Tiscali S.p.A.	542
496,190	*,e	TiVo, Inc	3,662
500		Total Access Communication PCL	1
96,000		Total Access Communication PCL (Foreign)	108
632,355		TPG Telecom Ltd	1,008
1,000,746		Turk Telekomunikasyon AS	3,195
1,122,345		Turkcell Iletisim Hizmet AS	5,821
311,900		Turkcell Iletisim Hizmet AS (ADR)	4,048
815		TV Asahi Corp	1,178
5,700		TV Tokyo Corp	110
160,794		TVN S.A.	750
216,430	*,e	US Cellular Corp	8,906
178,526		USA Mobility, Inc	2,307
143,246	*,e	Usen Corp	88
16,709,753	e	Verizon Communications, Inc	468,207
9,200	*,e	Vimpel-Communications (ADR)	149
3,090,254		Vivendi Universal S.A.	62,800
589,516	e	Vodacom Group Pty Ltd	4,483
72,020,369		Vodafone Group plc	148,397
1,130,595	e	Vodafone Group plc (ADR)	23,369
483,191	*	Vonage Holdings Corp	1,111
1,947,604	e	Windstream Corp	20,567
312,972		ZEE Telefilms Ltd	2,040

		TOTAL COMMUNICATIONS	3,994,298

DEPOSITORY INSTITUTIONS - 9.1%
91,158	e	1st Source Corp	1,542
85,078	*	1st United Bancorp, Inc	626
606,851		77 Bank Ltd	3,260
107,954	e	Abington Bancorp, Inc	941
461,559		ABSA Group Ltd	7,270
1,040,402		African Bank Investments Ltd	4,083
329,957	*	Agricultural Bank of Greece	412

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,200		Aichi Bank Ltd	$762
2,169,191		Akbank TAS	10,390
342,000		Akita Bank Ltd	1,185
21,697	e	Alliance Financial Corp	603
1,177,800		Alliance Financial Group BHD	1,068
1,252,927	*	Allied Irish Banks plc	1,322
74,548	*	Alpha Bank S.A.	364
31,527	*	Amagerbanken AS	98
28,878	e	American National Bankshares, Inc	618
107,311	e	Ameris Bancorp	1,037
37,650	e	Ames National Corp	736
4,684,167		AMMB Holdings Berhad	7,179
541,290	*,m	Anglo Irish Bank Corp plc	144
486,000		Aomori Bank Ltd	1,180
5,194,000		Aozora Bank Ltd	6,726
49,395	e	Arrow Financial Corp	1,141
366,877	e	Associated Banc-Corp	4,498
451,833	e	Astoria Financial Corp	6,217
614,409		Asya Katilim Bankasi AS	1,403
32,166		Attijariwafa Bank	1,092
3,606,517		Australia & New Zealand Banking Group Ltd	64,778
284,721	e	Awa Bank Ltd	1,757
297,352	e	Banca Carige S.p.A.	581
56,790	e	Banca Generali S.p.A	542
17,050		Banca IFIS S.p.A.	108
6,080,246		Banca Intesa S.p.A.	16,014
5,059,751		Banca Intesa S.p.A. RSP	10,078
670,701	e	Banca Monte dei Paschi di Siena S.p.A.	759
171,068		Banca Popolare dell’Etruria e del Lazio	682
167,354	e	Banca Popolare di Milano	689
319,925	*	Banca Profilo S.p.A.	182
32,059	e	Bancfirst Corp	1,170
146,674	e	Banche Popolari Unite Scpa	1,263
6,544,465		Banco Bilbao Vizcaya Argentaria S.A.	67,427
484,491	e	Banco BPI S.A.	902
2,904,125		Banco Bradesco S.A.	45,227
310,120	e	Banco Comercial Portugues S.A.	233
34,321		Banco de Credito e Inversiones	1,405
5,624,400		Banco de Oro Universal Bank	5,678
480,479	e	Banco de Sabadell S.A.	2,176
25,254	e	Banco de Valencia S.A.	112
142,628	e	Banco di Desio e della Brianza S.p.A.	640
9,367		Banco di Sardegna S.p.A	111
981,572		Banco do Brasil S.A.	13,405
558,281		Banco do Estado do Rio Grande do Sul	4,061
134,300	e	Banco Espirito Santo S.A.	530
3,261,201		Banco Itau Holding Financeira S.A.	58,720
126,531		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,580
198,685	e	Banco Pastor S.A.	956
72,483	e	Banco Popolare Scarl	397
238,656	e	Banco Popular Espanol S.A.	1,210

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

816,180		Banco Santander Brasil S.A.	$8,379
1,356,019	e	Banco Santander Brasil S.A. (ADR)	14,008
20,480,391		Banco Santander Central Hispano S.A.	214,761
84,571,449		Banco Santander Chile S.A.	5,484
307,202		BanColombia S.A.	3,842
58,800	e	BanColombia S.A. (ADR)	2,948
118,142		BanColombia S.A. (Preference)	1,500
13,088		Bancorp Rhode Island, Inc	343
175,208	e	Bancorpsouth, Inc	3,133
108,500		Bangkok Bank PCL	415
311,300		Bangkok Bank PCL (ADR)	1,190
1,813,800		Bangkok Bank PCL (Foreign Reg)	7,092
178,564		Banif SGPS S.A.	178
33,183	*	Bank Handlowy w Warszawie S.A.	720
1,240,536	*	Bank Hapoalim Ltd	4,468
1,476,368	*	Bank Leumi Le-Israel	5,261
515,596	*	Bank Millennium S.A.	644
222,253	e	Bank Mutual Corp	1,262
13,900,000		Bank Negara Indonesia PT	3,573
48,594,867		Bank of America Corp	698,309
127,101	*	Bank of Attica	153
2,285,600		Bank of Ayudhya PCL	1,394
97,557,200		Bank of China Ltd	49,218
11,625,022	e	Bank of Communications Co Ltd	12,235
877,353		Bank of East Asia Ltd	3,165
196,031		Bank of Hawaii Corp	9,478
280,000	*	Bank of Ireland	226
20,900		Bank of Iwate Ltd	1,177
504,519		Bank of Kyoto Ltd	4,153
26,368	e	Bank of Marin Bancorp	842
1,169,623	e	Bank of Montreal	63,439
224,000		Bank of Nagoya Ltd	796
3,575,978	e	Bank of New York Mellon Corp	88,291
2,098,017	e	Bank of NOVA Scotia	96,668
75,200		Bank of Okinawa Ltd	2,646
650,954	e	Bank of Queensland Ltd	5,660
184,541		Bank of Saga Ltd	567
68,820	e	Bank of the Ozarks, Inc	2,441
1,780,280		Bank of the Philippine Islands	1,729
76,600		Bank of the Ryukyus Ltd	892
3,000,781		Bank of Yokohama Ltd	13,727
7,860,500		Bank Rakyat Indonesia	7,980
112,082		Bank Sarasin & Compagnie AG.	4,492
56,262		Bank Zachodni WBK S.A.	3,185
105,167	e	BankFinancial Corp	874
31,802	e	Bankinter S.A.	194
6,283		Banque Cantonale Vaudoise	2,586
26,352,773		Barclays plc	105,187
9,458		Basler Kantonalbank	1,262
1,831,872	e	BB&T Corp	48,197
352,000	e	Bendigo Bank Ltd	2,399

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

185,922	*,e	Beneficial Mutual Bancorp, Inc	$1,837
65,798	e	Berkshire Hills Bancorp, Inc	1,282
101,202		BinckBank NV	1,259
2,493,661	e	BNP Paribas	134,161
5,513,575		BOC Hong Kong Holdings Ltd	12,557
10,310	*	BofI Holding, Inc	146
49,414	e	BOK Financial Corp	2,346
383,511	e	Boston Private Financial Holdings, Inc	2,466
17,025	*	BRE Bank S.A.	1,128
29,752	e	Bridge Bancorp, Inc	722
289,162		Brookline Bancorp, Inc	2,568
38,881		Bryn Mawr Bank Corp	652
5,928,996		Bumiputra-Commerce Holdings BHD	12,766
219,479	e	Caja de Ahorros del Mediterraneo	1,734
43,654	e	Camden National Corp	1,199
557,989	e	Canadian Imperial Bank of Commerce/Canada	34,668
102,176	e	Canadian Western Bank	2,269
68,217	e	Capital City Bank Group, Inc	845
45,159	e	Capitol Federal Financial	1,497
205,883	e	Cardinal Financial Corp	1,902
39,698	e	Cass Information Systems, Inc	1,360
9,518,116	*	Cathay Financial Holding Co Ltd	14,081
423,968	e	Cathay General Bancorp	4,380
149,024	*	Center Financial	767
89,934	e	Centerstate Banks of Florida, Inc	907
19,768	e	Century Bancorp, Inc	436
6,358,000		Chang Hwa Commercial Bank	2,895
124,705	e	Chemical Financial Corp	2,716
2,188,938		Chiba Bank Ltd	13,215
51,800	*	Chiba Kogyo Bank Ltd	368
13,844,955		China Citic Bank	8,755
77,711,291	e	China Construction Bank	62,559
12,867,374		China Development Financial Holding Corp	3,443
6,085,187	e	China Merchants Bank Co Ltd	14,558
7,026,500	e	China Minsheng Banking Corp Ltd	6,109
13,323,189		Chinatrust Financial Holding Co	7,280
226,000		Chong Hing Bank Ltd	430
98,000	e	Chugoku Bank Ltd	1,155
195,000		Chukyo Bank Ltd	596
136,531,220	*	Citigroup, Inc	513,358
53,667	e	Citizens & Northern Corp	574
1,875,845	*,e	Citizens Republic Bancorp, Inc	1,594
85,742	e	City Holding Co	2,390
159,557	e	City National Corp	8,174
45,018	e	Clifton Savings Bancorp, Inc	389
41,612	e	CNB Financial Corp	457
143,146	e	CoBiz, Inc	943
187,664	e	Columbia Banking System, Inc	3,427
51,463		Comdirect Bank AG.	474

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,433,367	e	Comerica, Inc	$52,791
223,780	e	Commerce Bancshares, Inc	8,054
590,398		Commercial International Bank	6,912
80,936	*,e	Commerzbank AG.	565
2,312,094		Commonwealth Bank of Australia	93,472
165,653	e	Community Bank System, Inc	3,649
83,664	e	Community Trust Bancorp, Inc	2,100
96,300		Credicorp Ltd (NY)	8,753
1,668,782	e	Credit Agricole S.A.	17,314
133,432	e	Credito Emiliano S.p.A.	749
177,845		Cullen/Frost Bankers, Inc	9,141
444,860	e	CVB Financial Corp	4,226
178,080		Daegu Bank	2,023
486,000	*	Dah Sing Banking Group Ltd	619
170,800	*,e	Dah Sing Financial Holdings Ltd	971
616,000		Daishi Bank Ltd	2,021
51,270	*	Danske Bank AS	987
3,374,257		DBS Group Holdings Ltd	32,747
504,228	e	Deutsche Bank AG.	28,322
10,073	*,e	Deutsche Postbank AG.	292
219,413	*,e	Dexia	766
430,522	*	Dhanalakshmi Bank Ltd	1,739
154,746		Dime Community Bancshares	1,908
350,897		DNB NOR Holding ASA	3,375
112,351	*,e	Dollar Financial Corp	2,223
5,654,020		E.Sun Financial Holding Co Ltd	2,291
61,482	*,e	Eagle Bancorp, Inc	724
548,082		East West Bancorp, Inc	8,358
48,080	*	EFG Eurobank Ergasias S.A.	214
96,239		EFG International	1,149
201,904		Ehime Bank Ltd	583
344,000		Eighteenth Bank Ltd	955
31,418	*	Encore Bancshares, Inc	311
70,981	e	Enterprise Financial Services Corp	684
60,770	e	Erste Bank der Oesterreichischen Sparkassen AG.	1,928
43,068	e	ESB Financial Corp	562
70,464	e	ESSA Bancorp, Inc	867
246,234	*	Euronet Worldwide, Inc	3,149
11,718	*	FIBI Holdings Ltd	213
275,800		FIDEA Holdings Co Ltd	520
2,469,883	e	Fifth Third Bancorp	30,355
59,435	e	Financial Institutions, Inc	1,056
4,960	*,e,m	Fionia Bank AS	0	^
104,916	e	First Bancorp (NC)	1,520
426,848	e	First Bancorp (Puerto Rico)	226
49,881	e	First Bancorp, Inc	655
287,088	e	First Busey Corp	1,301
15,180		First Citizens Bancshares, Inc (Class A)	2,920
409,118	e	First Commonwealth Financial Corp	2,148
63,128	e	First Community Bancshares, Inc	927
313,729	e	First Financial Bancorp	4,690
114,668	e	First Financial Bankshares, Inc	5,514

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,779	e	First Financial Corp	$1,646
112,413	e	First Financial Holdings, Inc	1,287
889,337	*,e	First Horizon National Corp	10,183
58,178		First Interstate Bancsystem, Inc	915
139,409	e	First Merchants Corp	1,182
369,629	e	First Midwest Bancorp, Inc	4,495
550,805	e	First Niagara Financial Group, Inc	6,902
26,571	e	First of Long Island Corp	683
44,550	e	First South Bancorp, Inc	473
531,598		FirstMerit Corp	9,106
5,479,921		FirstRand Ltd	12,827
290,528	*,e	Flagstar Bancorp, Inc	912
161,663	e	Flushing Financial Corp	1,977
586,629	e	FNB Corp	4,711
3,688,915	e	Fortis	8,209
27,118	*,e	Fox Chase Bancorp, Inc	260
2,128,000		Fubon Bank Hong Kong Ltd	920
10,509,264	*	Fubon Financial Holding Co Ltd	11,674
10,904,387		Fuhwa Financial Holdings Co Ltd	5,821
696,000	e	Fukui Bank Ltd	2,327
1,382,905		Fukuoka Financial Group, Inc	5,757
468,849	e	Fulton Financial Corp	4,524
232,853	*	Geniki Bank	96
62,657	e	German American Bancorp, Inc	959
359,084	e	Glacier Bancorp, Inc	5,268
67,129	e	Great Southern Bancorp, Inc	1,363
222,063	*	Greek Postal Savings Bank	650
59,620	*	Greene County Bancshares, Inc	761
2,058,798	e	Grupo Financiero Banorte S.A. de C.V.	7,982
1,176,066	e	Grupo Financiero Inbursa S.A.	3,796
363,974		Gunma Bank Ltd	1,930
233,500		Hachijuni Bank Ltd	1,311
149,089	e	Hancock Holding Co	4,974
681,475		Hang Seng Bank Ltd	9,112
225,332	*,e	Hanmi Financial Corp	284
441,623		HDFC Bank Ltd	18,137
71,565	e	Heartland Financial USA, Inc	1,237
37,382	*,e	Heritage Financial Corp	560
3,509	e	Heritage Financial Group	38
282,000		Higashi-Nippon Bank Ltd	543
382,000		Higo Bank Ltd	2,112
84,132		Hiroshima Bank Ltd	336
428,000		Hokkoku Bank Ltd	1,590
430,000	e	Hokuetsu Bank Ltd	719
497,539		Hokuhoku Financial Group, Inc	914
38,138	*,e	Home Bancorp, Inc	492
99,960	e	Home Bancshares, Inc	2,280
62,869		Home Capital Group, Inc	2,490
79,287	e	Home Federal Bancorp, Inc	1,001
639,600		Hong Leong Bank BHD	1,689
234,612		Hong Leong Credit BHD	608

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,424	e	HQ AB	$173
27,283,873		HSBC Holdings plc	249,257
5,207,339		Hua Nan Financial Holdings Co Ltd	2,982
1,674,606	e	Hudson City Bancorp, Inc	20,497
43,694		Hudson Valley Holding Corp	1,010
14,470,672	e	Huntington Bancshares, Inc	80,168
333,692		Hyakugo Bank Ltd	1,435
339,000		Hyakujushi Bank Ltd	1,251
131,001	e	IBERIABANK Corp	6,744
1,109,236		ICICI Bank Ltd	20,287
32,752		ICICI Bank Ltd (ADR)	1,184
104,834	e	Independent Bank Corp	2,587
87,903,100	e	Industrial & Commercial Bank of China	63,893
403,020		Industrial Bank Of Korea	4,717
200	*,b	IndyMac Bancorp, Inc	0	^
5,282		ING Bank Slaski S.A.	1,169
13,144,177	*	ING Groep NV	97,274
273,192		ING Vysya Bank Ltd	2,107
1,854	f	Intergroup Financial Services Corp	38
265,234	e	International Bancshares Corp	4,427
316,325		Investec Ltd	2,206
1,662,315	e	Investec plc	11,186
308,797	*	Investors Bancorp, Inc	4,051
669,138		Israel Discount Bank Ltd	1,131
1,875	*,f,g	Itau Unibanco Banco Multiplo S.A. (ADR)	34
34,683		Iyo Bank Ltd	323
858,778		Joyo Bank Ltd	3,405
20,140,516		JPMorgan Chase & Co	737,345
1,045,631		Julius Baer Group Ltd	29,814
670,617		Julius Baer Holding AG.	7,247
775,555		Juroku Bank Ltd	2,749
94,571	*	Jyske Bank	2,750
209,000		Kagoshima Bank Ltd	1,346
430,000	e	Kansai Urban Banking Corp	680
78,400	*,e	Kanto Tsukuba Bank Ltd	213
17,163		KAS Bank NV	251
1,088,200		Kasikornbank PCL	3,022
6,300		Kasikornbank PCL	18
2,328,000		Kasikornbank PCL (Foreign)	6,768
87,519	e	Kearny Financial Corp	802
437,000		Keiyo Bank Ltd	2,280
2,741,597	e	Keycorp	21,083
7,643	e	K-Fed Bancorp	69
921,000		Kiyo Holdings, Inc	1,252
21,523		Komercni Banka A.S.	3,446
929,880		Korea Exchange Bank	9,477
189,457		Kotak Mahindra Bank Ltd	3,109
3,598,300		Krung Thai Bank PCL	1,385
106,298	e	Lakeland Bancorp, Inc	906
89,459	e	Lakeland Financial Corp	1,787
40,052	e	Laurentian Bank of Canada	1,585
25,942		Liechtenstein Landesbank	1,637

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,741,043	*	Lloyds TSB Group plc	$17,953
175,702	e	M&T Bank Corp	14,926
138,211	e	MainSource Financial Group, Inc	991
4,869,150		Malayan Banking BHD	11,320
931,418		Marfin Popular Bank Public Co Ltd	1,589
6,368,035	e	Marshall & Ilsley Corp	45,722
261,352	e	MB Financial, Inc	4,806
611,515	e	Mediobanca S.p.A.	4,555
12,778,360		Mega Financial Holding Co Ltd	6,823
23,146	e	Merchants Bancshares, Inc	514
51,021	*,e	Meridian Interstate Bancorp, Inc	556
3,290,000		Metropolitan Bank & Trust	4,356
254,000		Michinoku Bank Ltd	553
28,069	e	Midsouth Bancorp, Inc	358
19,678		MidWestOne Financial Group, Inc	305
217,000		Mie Bank Ltd	618
568,000		Minato Bank Ltd	779
29,373,746		Mitsubishi UFJ Financial Group, Inc	133,377
5,389,245	e	Mitsui Trust Holdings, Inc	19,005
485,000		Miyazaki Bank Ltd	1,371
152,014	*	Mizrahi Tefahot Bank Ltd	1,106
9,296,200	e	Mizuho Financial Group, Inc	15,253
560,655	*,e	Mizuho Trust & Banking Co Ltd	482
47,568		Musashino Bank Ltd	1,366
319,928	e	Nanto Bank Ltd	1,646
206,705	*,e	Nara Bancorp, Inc	1,743
19,112	e	NASB Financial, Inc	290
4,875,447		National Australia Bank Ltd	94,263
225,208	e	National Bank of Canada	11,519
1,364,391	*	National Bank of Greece S.A.	14,691
39,689	e	National Bankshares, Inc	962
646,991	e	National Penn Bancshares, Inc	3,888
115,909	*	Natixis	503
182,386		NBT Bancorp, Inc	3,724
363,930		Nedbank Group Ltd	5,667
38,627	*,e	Net 1 UEPS Technologies, Inc	518
937,130	e	New York Community Bancorp, Inc	14,310
542,095	e	NewAlliance Bancshares, Inc	6,077
847,854		Nishi-Nippon City Bank Ltd	2,428
2,170,506	e	Nordea Bank AB	17,898
521,080	e	Northern Trust Corp	24,334
84,144	e	Northfield Bancorp, Inc	1,092
511,328	e	Northwest Bancshares, Inc	5,865
60,977	e	OceanFirst Financial Corp	736
450,000		Ogaki Kyoritsu Bank Ltd	1,380
385,000		Oita Bank Ltd	1,304
334,863	e	OKO Bank (Class A)	3,400
450,081	e	Old National Bancorp	4,663
55,085	*,e	OmniAmerican Bancorp, Inc	622
135,549	e	Oriental Financial Group, Inc	1,716
166,863	*,e	Oritani Financial Corp	1,669
33,401	e	Orrstown Financial Services, Inc	739

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

416,298	*,e	OTP Bank Rt	$8,394
5,432,957		Oversea-Chinese Banking Corp	34,212
71,400	e	Pacific Continental Corp	676
161,039	e	PacWest Bancorp	2,949
63,735	e	Park National Corp	4,145
47,124	e	Peapack Gladstone Financial Corp	551
18,234	e	Penns Woods Bancorp, Inc	555
56,591	*,e	Pennsylvania Commerce Bancorp, Inc	698
63,256	e	Peoples Bancorp, Inc	917
1,038,253	e	People’s United Financial, Inc	14,016
295,492	e	Piccolo Credito Valtellinese Scarl	1,349
182,515	*	Pinnacle Financial Partners, Inc	2,345
33,820	*	Piraeus Bank S.A.	143
2,620,670		PNC Financial Services Group, Inc	148,068
1,310,056	*,e	Popular, Inc	3,511
8,876	e	Porter Bancorp, Inc	112
899,385		Powszechna Kasa Oszczednosci Bank Polski S.A.	9,593
266,946	e	PrivateBancorp, Inc	2,958
234,070		Prosperity Bancshares, Inc	8,134
299,516	e	Provident Financial Services, Inc	3,501
190,746	e	Provident New York Bancorp	1,688
17,472,000		PT Bank Central Asia Tbk	11,368
5,502,493		PT Bank Danamon Indonesia Tbk	3,250
11,516,500		PT Bank Mandiri Persero Tbk	7,546
78,973		Public Bank BHD	290
1,388,311		Public Bank BHD (Foreign)	5,113
201,567		Pusan Bank	1,816
50,900	e	Raiffeisen International Bank Holding AG.	1,933
3,538,381	e	Regions Financial Corp	23,283
142,354	e	Renasant Corp	2,043
69,718	e	Republic Bancorp, Inc (Class A)	1,562
262,800	e	Resona Holdings, Inc	3,207
1,565,100		RHB Capital BHD	2,831
39,906	e	Rockville Financial, Inc	475
40,673	e	Roma Financial Corp	442
5,200	*,m	Roskilde Bank	0	^
135,601		Royal Bank of Canada	6,480
2,180,028	e	Royal Bank of Canada (Toronto)	103,825
9,705,409	*	Royal Bank of Scotland Group plc	5,911
128,070	e	S&T Bancorp, Inc	2,531
56,669	e	S.Y. Bancorp, Inc	1,302
100,064	e	Sandy Spring Bancorp, Inc	1,402
219,000		San-In Godo Bank Ltd	1,684
46,960	*,e	Santander BanCorp	594
36,800		Sapporo Hokuyo Holdings, Inc	162
140,353	f	Sberbank (GDR)	35,003
73,644	e	SCBT Financial Corp	2,594
406,600	e	Senshu Ikeda Holdings, Inc	592
350	e	SEVEN BANK Ltd	635
320,000		Shiga Bank Ltd	1,859

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

343,000		Shikoku Bank Ltd	$1,109
11,200		Shimizu Bank Ltd	453
7,418,270		Shin Kong Financial Holding Co Ltd	2,531
1,401,126	e	Shinsei Bank Ltd	1,184
1,504,234		Shizuoka Bank Ltd	13,109
2,498,100		Siam Commercial Bank PCL	6,213
56,800	e	Sierra Bancorp	653
179,093	*,e	Signature Bank	6,807
91,401	e	Simmons First National Corp (Class A)	2,400
7,870,947		SinoPac Financial Holdings Co Ltd	2,482
421,520	e	Skandinaviska Enskilda Banken AB (Class A)	2,233
2,190,402		Societe Generale	90,133
20,241	e	South Financial Group, Inc	6
88,555	e	Southside Bancshares, Inc	1,739
122,884	e	Southwest Bancorp, Inc	1,633
205,864	e	Sparebanken Midt-Norge	1,341
3,560		St Galler Kantonalbank	1,569
1,779,379		Standard Bank Group Ltd	23,596
1,877,618		Standard Chartered plc	45,721
104,631		Standard Chartered plc (Hong Kong)	2,585
87,074	e	State Bancorp, Inc	827
46,574		State Bank of India Ltd	2,289
33,637	f	State Bank of India Ltd (GDR)	3,341
1,837,040	e	State Street Corp	62,129
113,029	e	StellarOne Corp	1,443
177,645	e	Sterling Bancorp	1,599
434,203	e	Sterling Bancshares, Inc	2,045
42,016	e	Suffolk Bancorp	1,300
2,796,810		Sumitomo Mitsui Financial Group, Inc	79,156
1,757,475		Sumitomo Trust & Banking Co Ltd	8,948
1,670,718		Suncorp-Metway Ltd	11,177
1,215,500	e	SunTrust Banks, Inc	28,321
783,124		Suruga Bank Ltd	7,108
661,349	e	Susquehanna Bancshares, Inc	5,509
209,840	*,e	SVB Financial Group	8,652
956,782	e	Svenska Handelsbanken (A Shares)	23,407
230,011	e	Swedbank AB (A Shares)	2,111
120,957	*	Sydbank AS	2,466
15,180,015	e	Synovus Financial Corp	38,557
6,426,262	*	Taishin Financial Holdings Co Ltd	2,464
2,796,700	*	Taiwan Business Bank	734
40,758	*	Taylor Capital Group, Inc	527
2,892,206	e	TCF Financial Corp	48,040
68,558	e	Territorial Bancorp, Inc	1,299
162,013	*,e	Texas Capital Bancshares, Inc	2,657
165,576		TFS Financial Corp	2,055
89,906	*,e	The Bancorp, Inc	704
176,000		Tochigi Bank Ltd	762
515,000		Toho Bank Ltd	1,682

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,600		Tokyo Tomin Bank Ltd	$484
271,000	*	Tomony Holdings, Inc	846
50,788	e	Tompkins Trustco, Inc	1,917
1,728,865	e	Toronto-Dominion Bank	112,026
390,000	*	Towa Bank Ltd	319
21,352	e	Tower Bancorp, Inc	467
102,233	e	TowneBank	1,484
72,683	e	Trico Bancshares	1,231
414,321	e	Trustco Bank Corp NY	2,320
357,945		Trustmark Corp	7,452
3,559,194		Turkiye Garanti Bankasi AS	14,812
667,361		Turkiye Halk Bankasi AS	4,927
2,524,148		Turkiye Is Bankasi (Series C)	7,812
1,085,069		Turkiye Vakiflar Bankasi Tao	2,467
10,846,327	*	UBS A.G. (Switzerland)	143,690
168,520		UMB Financial Corp	5,993
577,911	e	Umpqua Holdings Corp	6,634
17,152,667		UniCredito Italiano S.p.A.	37,942
38,755	*	Union Bank of Israel	148
81,489	e	Union Bankshares Corp	999
198,473	e	United Bankshares, Inc	4,751
514,779	*,e	United Community Banks, Inc	2,033
83,313	e	United Financial Bancorp, Inc	1,137
2,078,149		United Overseas Bank Ltd	28,911
72,628	e	Univest Corp of Pennsylvania	1,258
15,596,792		US Bancorp	348,589
354,522		UTI Bank Ltd	9,398
397,987	e	Valley National Bancorp	5,421
8,492		Verwalt & Privat-Bank AG.	1,000
48,185	e	ViewPoint Financial Group	667
79,748	*	Virginia Commerce Bancorp	498
83,737		Vontobel Holding AG.	2,220
1,142,066	f	VTB Bank OJSC (GDR)	5,486
57,623		Washington Banking Co	737
251,288	e	Washington Federal, Inc	4,066
62,558	e	Washington Trust Bancorp, Inc	1,066
227,955		Waterland Financial Holdings	68
51,035	*,e	Waterstone Financial, Inc	174
313,306		Webster Financial Corp	5,621
32,970,853		Wells Fargo & Co	844,055
120,705	e	WesBanco, Inc	2,034
88,023	e	West Bancorporation, Inc	599
458,826	*	West Coast Bancorp	1,170
142,030	e	Westamerica Bancorporation	7,459
278,641	*,e	Western Alliance Bancorp	1,998
4,728,462	e	Western Union Co	70,501
142,555	e	Westfield Financial, Inc	1,187
3,523,039		Westpac Banking Corp	62,099
485,086	e	Whitney Holding Corp	4,487
192,851	e	Wilmington Trust Corp	2,139
96,858	e	Wilshire Bancorp, Inc	848

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

121,627		Wing Hang Bank Ltd	$1,187
152,250	e	Wintrust Financial Corp	5,076
485,050		Woori Finance Holdings Co Ltd	5,706
25,591	e	WSFS Financial Corp	919
41,400		Yachiyo Bank Ltd	839
195,000	e	Yamagata Bank Ltd	920
321,691		Yamaguchi Financial Group, Inc	3,074
208,000		Yamanashi Chuo Bank Ltd	849
1,227,435	*	Yapi ve Kredi Bankasi	3,321
580,994	e	Zions Bancorporation	12,532

		TOTAL DEPOSITORY INSTITUTIONS	8,095,401

EATING AND DRINKING PLACES - 0.9%
114,892	*,e	AFC Enterprises	1,046
1,267,733		Ajisen China Holdings Ltd	1,415
8,823	*,e	Autogrill S.p.A.	105
95,856	*,e	BJ’s Restaurants, Inc	2,262
158,508		Bob Evans Farms, Inc	3,902
415,172	e	Brinker International, Inc	6,003
78,205	*,e	Buffalo Wild Wings, Inc	2,861
194,980		Burger King Holdings, Inc	3,283
436,000		Cafe de Coral Holdings Ltd	1,117
164,695	*	California Pizza Kitchen, Inc	2,495
53,056	*,e	Carrols Restaurant Group, Inc	242
147,124	e	CBRL Group, Inc	6,850
100,190	*,e	CEC Entertainment, Inc	3,533
648,222	*,e	Cheesecake Factory	14,429
5,870,000	*	China Energy Development Holdings Ltd	343
102,901	*,e	Chipotle Mexican Grill, Inc (Class A)	14,078
29	*	Cia de Bebidas das Americas	3
231,443		CKE Restaurants, Inc	2,900
87,000	e	Colowide Co Ltd	438
14,446,727		Compass Group plc	109,903
9,000		Daisyo Corp	106
1,453,229	e	Darden Restaurants, Inc	56,458
594,076	*,e	Denny’s Corp	1,545
78,742	*,e	DineEquity, Inc	2,198
282,066	*,e	Domino’s Pizza, Inc	3,187
11,663	*	Einstein Noah Restaurant Group, Inc	126
5,640,233	*	Enterprise Inns plc	7,322
29,700		Formosa International Hotels Corp	363
410,175		Greene King plc	2,392
9,300		Ichibanya Co Ltd	232
250,277	*	Jack in the Box, Inc	4,868
458,100		Jollibee Foods Corp	688
15,300		Kappa Create Co Ltd	311
119,100		KFC Holdings Malaysia Bhd	372
24,600	e	Kisoji Co Ltd	519
411,496	*,e	Krispy Kreme Doughnuts, Inc	1,387
30,800	*	Kura Corp	502
33,878	*,e	Landry’s Restaurants, Inc	829
1,285,121	e	Marston’s plc	1,773

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,800		Matsuya Foods Co Ltd	$268
72,050	*,e	McCormick & Schmick’s Seafood Restaurants, Inc	537
4,794,715		McDonald’s Corp	315,829
44,000	e	McDonald’s Holdings Co Japan Ltd	985
380,828	*	Mitchells & Butlers plc	1,548
44,300		MOS Food Services, Inc	741
104,473	*,e	O’Charleys, Inc	554
20,800	*	Ohsho Food Service Corp	533
129,228		Onex Corp	3,106
153,070	*,e	Papa John’s International, Inc	3,539
151,194	e	PF Chang’s China Bistro, Inc	5,995
29,100		Plenus Co Ltd	446
3,036,993	*	Punch Taverns plc	2,602
85,176	*,e	Red Robin Gourmet Burgers, Inc	1,462
645,226		Restaurant Group plc	2,010
19,200	e	Ringer Hut Co Ltd	209
35,700	e	Royal Holdings Co Ltd	365
329,110	*	Ruby Tuesday, Inc	2,797
105,495	*,e	Ruth’s Chris Steak House, Inc	441
77,600		Saizeriya Co Ltd	1,542
8,268	e	Sodexho Alliance S.A.	459
280,793	*,e	Sonic Corp	2,176
10,800		St Marc Holdings Co Ltd	433
822		Starbucks Coffee Japan Ltd	381
3,601,868		Starbucks Corp	87,525
6,666	*,e	Steak N Shake Co	1,912
253,889	*,e	Texas Roadhouse, Inc (Class A)	3,204
357,154		Tim Hortons, Inc	11,433
167,394	e	Tim Hortons, Inc (Toronto)	5,357
114	e	Toridoll.corp	205
30,400	e	WATAMI Co Ltd	569
949,765	e	Wendy’s/Arby’s Group, Inc (Class A)	3,799
162,115		Wetherspoon (J.D.) plc	940
46,437		Whitbread plc	970
676	e	Yoshinoya D&C Co Ltd	750
2,131,709	e	Yum! Brands, Inc	83,222
107,800	e	Zensho Co Ltd	1,025

		TOTAL EATING AND DRINKING PLACES	812,255

EDUCATIONAL SERVICES - 0.1%
1,299,039	*,e,m	ABC Learning Centres Ltd	590
19,480	*	Academedia AB	522
88,096	*,e	American Public Education, Inc	3,850
540,842	*,e	Apollo Group, Inc (Class A)	22,971
48,595	*,e	Archipelago Learning, Inc	555
110,417		Benesse Corp	5,027
84,462	*,e	Bridgepoint Education, Inc	1,335
1,148,212	e	CAE, Inc	9,955
386,387	*,e	Career Education Corp	8,895
379,521	*,e	Corinthian Colleges, Inc	3,738
544,121		DeVry, Inc	28,562
90,828	*,e	Education Management Corp	1,385

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

133,909	*,e	Grand Canyon Education, Inc	$3,137
226,860	*,e	ITT Educational Services, Inc	18,834
105,014	*,e	K12, Inc	2,329
32,004	*,e	Learning Tree International, Inc	347
125,764	*,e	Lincoln Educational Services Corp	2,589
32,007		National American University Holdings, Inc	279
81,435	*,e	Princeton Review, Inc	189
2,128,000	*,e	Raffles Education Corp Ltd	430
44,984	e	Strayer Education, Inc	9,352
93,564	*,e	Universal Technical Institute, Inc	2,212
82,735	m	UP, Inc	477
335,000		YBM Sisa.com, Inc	2,126

		TOTAL EDUCATIONAL SERVICES	129,686

ELECTRIC, GAS, AND SANITARY SERVICES - 4.2%
83,893		A2A S.p.A.	115
1,864,158	e	ACEA S.p.A.	18,490
51,867		Actelios S.p.A.	185
3,581,769	*	AES Corp	33,096
3,846,776		AES Gener S.A.	1,684
149,844		AES Tiete S.A.	1,723
225,377	e	AGL Energy Ltd	2,772
179,720		AGL Resources, Inc	6,438
202,025	e	Algonquin Power & Utilities Corp	780
518,779	e	Allegheny Energy, Inc	10,728
134,413		Allete, Inc	4,602
342,880		Alliant Energy Corp	10,883
528,110		Ameren Corp	12,553
133,797	e	American Ecology Corp	1,949
2,513,882	e	American Electric Power Co, Inc	81,198
78,703	e	American States Water Co	2,608
690,695	e	American Water Works Co, Inc	14,228
301,935	e	Aqua America, Inc	5,338
30,851	e	Artesian Resources Corp	570
129,867		Ascopiave S.p.A.	248
91,245		Atco Ltd	4,083
85,734	e	Atlantic Power Corp	997
309,072		Atmos Energy Corp	8,357
302,247	e	Avista Corp	5,903
579	*,e	Beacon Power Corp	0	^
34,593,900	*	Beijing Enterprises Water Group Ltd	10,757
160,361	e	BFI Canada Ltd	3,198
195,768		Black Hills Corp	5,574
32,402		Boralex Power, Income Fund	140
45,895	*	Boralex, Inc	342
107,202		California Water Service Group	3,827
1,300,379	*,e	Calpine Corp	16,541
205,764	e	Canadian Utilities Ltd	8,768
31,700	e	Capital Power Corp	659
114,800	*	Casella Waste Systems, Inc (Class A)	439
9,420,990		Centerpoint Energy, Inc	123,980
328,810		Centrais Eletricas Brasileiras S.A.	4,346

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

296,524		Centrais Eletricas Brasileiras S.A. (Preference)	$4,633
93,450		Central Vermont Public Service Corp	1,845
22,862,898		Centrica plc	100,894
112,897	*,e	Ceres Power Holdings plc	127
307,154	e	CEZ	12,502
68,072	e	CH Energy Group, Inc	2,671
64,141		Chesapeake Utilities Corp	2,014
2,900,000	*,e	China Longyuan Power Group Corp	2,662
8,745,700	e	China Resources Gas Group Ltd	12,328
3,210,599		China Resources Power Holdings Co	7,277
2,117,848		China Water Affairs Group Ltd	670
862,841		Chubu Electric Power Co, Inc	21,413
285,983	e	Chugoku Electric Power Co, Inc	5,890
51,024		Cia de Transmissao de Energia Electrica Paulista	1,314
576,643	*,e	CIR-Compagnie Industriali Riunite S.p.A.	969
175,749	*,e	Clean Energy Fuels Corp	2,626
97,254	*	Clean Harbors, Inc	6,459
301,591		Cleco Corp	7,965
1,314,820		CLP Holdings Ltd	9,517
2,345,806	e	CMS Energy Corp	34,366
459,368	*	Cofide S.p.A.	352
10,510,232		Colbun S.A.	2,724
176,473		Companhia de Saneamento Basico do Estado de Sao Paulo	3,666
568,137		Companhia Energetica de Minas Gerais	8,234
234,471		Companhia Energetica de Sao Paulo (Class B)	3,196
159,119		Companhia Paranaense de Energia	3,279
36,204	e	Connecticut Water Service, Inc	761
614,721	e	Consolidated Edison, Inc	26,494
72,199	e	Consolidated Water Co, Inc	822
2,058,136		Constellation Energy Group, Inc	66,375
2,089,710		Contact Energy Ltd	8,129
426,517	*,e	Covanta Holding Corp	7,076
189,373		CPFL Energia S.A.	4,135
182,765	*,e	Crosstex Energy, Inc	1,172
5,036,000	e	Datang International Power Generation Co Ltd	2,031
1,071,405		Dogan Sirketler Grubu Holdings	681
1,548,711	e	Dominion Resources, Inc	59,997
338,182	e	DPL, Inc	8,083
673,160		Drax Group plc	3,767
701,808	e	DTE Energy Co	32,009
2,613,253	e	DUET Group	3,531
3,242,056		Duke Energy Corp	51,873
488,553	*,e	Dynegy, Inc (Class A)	1,881
1,361,047	e	E.ON AG.	36,596
1,386,222		Edison International	43,971
85,651		EDP - Energias do Brasil S.A.	1,699
183,808	*,e	EDP Renovaveis S.A.	1,083
2,389,540		El Paso Corp	26,548
224,366	*,e	El Paso Electric Co	4,341
69,306		Electric Power Development Co	2,198
750,146		Electricite de France	28,541

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

160,452		Eletropaulo Metropolitana de Sao Paulo S.A.	$3,197
44,951		ElSwedy Cables Holding Co	523
170,485		Empire District Electric Co	3,200
6,866,795		Empresa Nacional de Electricidad S.A.	10,538
15,486	e	Enagas	233
976,070	e	Enbridge, Inc	45,459
4,814,790	e	Enel S.p.A.	20,387
425,811		Energen Corp	18,876
2,006,716		Energias de Portugal S.A.	5,972
101,825		Energy Savings Income Fund	1,211
1,024,060	*,e	Energy World Corp Ltd	318
514,467	e	EnergySolutions, Inc	2,619
83,945	*,e	EnerNOC, Inc	2,639
27,250,648		Enersis S.A.	10,805
126,568		Enia S.p.A.	795
378,120		Enka Insaat ve Sanayi AS	1,292
816,831		Entergy Corp	58,501
108,004		Enterprise Products Partners LP	3,820
1,921,370		Envestra Ltd	789
921,000	*,e	Epure International Ltd	505
2,743,944		Exelon Corp	104,188
99,359		Fersa Energias Renovables S.A.	161
975,958	e	FirstEnergy Corp	34,383
234,918	e	Fortis, Inc	5,998
5,121,939	e	Fortum Oyj	112,430
3,577,680	e	FPL Group, Inc	174,448
568,233	e	Gas Natural SDG S.A.	8,212
1,584,674	e	Gaz de France	45,085
275,252	*	Geodynamics Ltd	76
1,511,100		Glow Energy PCL	1,727
72,829		Great Lakes Hydro Income Fund	1,372
293,927	e	Great Plains Energy, Inc	5,003
63,156	*	Greentech Energy Systems	130
7,050,000		Guangdong Investments Ltd	3,319
327,495	e	Hastie Group Ltd	375
1,010,370		Hastings Diversified Utilities Fund	1,075
197,105	e	Hawaiian Electric Industries, Inc	4,490
757,827		Hera S.p.A.	1,243
163,567		Hokkaido Electric Power Co, Inc	3,524
162,888	e	Hokuriku Electric Power Co	3,572
2,961,859		Hong Kong & China Gas Ltd	7,324
1,918,670		Hong Kong Electric Holdings Ltd	11,428
4,846,000	e	Huaneng Power International, Inc	2,866
144,547		Hunting PLC	960
6,306,404		Iberdrola Renovables	19,791
3,653,909		Iberdrola S.A.	20,537
242,354		Idacorp, Inc	8,063
71,823		Innergex Renewable Energy, Inc	565
420,161		Integrys Energy Group, Inc	18,378
492,487		Interconexion Electrica S.A.	3,318
11,508,870	e	International Power plc	51,410

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

430,038	e	Iride S.p.A.	$642
108,921	e	ITC Holdings Corp	5,763
399,000		Iwatani International Corp	1,100
161	e	Japan Wind Development Co Ltd	119
1,931,486		Kansai Electric Power Co, Inc	47,106
89,248		Keyera Facilities Income Fund	2,248
870,332		KOC Holding AS	2,944
344,500	*	Korea Electric Power Corp	8,890
51,719		Korea Gas Corp	1,768
439,127		Kyushu Electric Power Co, Inc	9,849
136,251	e	Laclede Group, Inc	4,514
54,406		Lassila & Tikanoja Oyj	874
34,000		Macquarie Power & Infrastructure Income Fund	222
199,300	*,e	Magma Energy Corp	249
577,680		Manila Electric Co	2,275
884,895		MDU Resources Group, Inc	15,955
117,358		MGE Energy, Inc	4,230
59,375	e	Middlesex Water Co	941
430,233	*	Mirant Corp	4,543
2,725,374		MMC Corp BHD	1,994
176,371		National Fuel Gas Co	8,092
1,838,848		National Grid plc	13,425
245,460	e	New Jersey Resources Corp	8,640
84,556		Newalta, Inc	690
248,498	e	Nicor, Inc	10,064
720,651		NiSource, Inc	10,449
2,749,348		Northeast Utilities	70,053
50,959		Northland Power Income Fund	658
993,626		Northumbrian Water Group plc	4,519
138,327		Northwest Natural Gas Co	6,027
170,694		NorthWestern Corp	4,472
2,769,536	*,e	NRG Energy, Inc	58,742
226,342	e	NSTAR	7,922
1,289,947		NTPC Ltd	5,520
2,456,111		NV Energy, Inc	29,007
9,614	e	Oest Elektrizitatswirts AG. (Class A)	294
404,335		OGE Energy Corp	14,782
22,100		Okinawa Electric Power Co, Inc	1,120
354,992	e	Oneok, Inc	15,353
73,609		Ormat Industries	545
42,719	e	Ormat Technologies, Inc	1,209
4,770,648		Osaka Gas Co Ltd	17,208
154,570	e	Otter Tail Corp	2,988
448,000	*	Pan-Electric Industries	0	^
565,061		Pennon Group plc	4,654
567,630	e	Pepco Holdings, Inc	8,900
777,700		Petronas Gas BHD	2,371
2,919,560		PG&E Corp	119,994
102,297	*	Pico Holdings, Inc	3,066
393,662		Piedmont Natural Gas Co, Inc	9,960
73,332	*,e	Pike Electric Corp	691
485,723	e	Pinnacle West Capital Corp	17,661

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

405,101	e	PNM Resources, Inc	$4,529
26,465,350		PNOC Energy Development Corp	2,515
3,493,320		Polish Oil & Gas Co	3,371
490,017	*	Polska Grupa Energetyczna S.A.	3,017
343,095	e	Portland General Electric Co	6,289
13,578	*	Poweo	184
2,434,389		PPL Corp	60,738
618,131	e	Progress Energy, Inc	24,243
15,823,500		PT Perusahaan Gas Negara	6,708
428,285	*	Public Power Corp	6,141
5,640,512	e	Public Service Enterprise Group, Inc	176,716
892,076		Questar Corp	40,581
12,837		Red Electrica de Espana	460
135,778		Reliance Energy Ltd	3,477
946,802	*	Reliance Natural Resources Ltd	1,327
5,861,514	*,e	Reliant Energy, Inc	22,215
2,531,005		Republic Services, Inc	75,247
494,237	*	RusHydro (ADR)	2,385
1,124,909	*	RusHydro-SP ADR	5,501
71,864	e	RWE A.G.	4,702
4,414		RWE A.G. (Preference)	266
533,000		Saibu Gas Co Ltd	1,499
375,619		SCANA Corp	13,432
81,331		Scottish & Southern Energy plc	1,354
5,035	e	Seche Environnement S.A.	324
24,875	e	Sechilienne-Sidec	631
2,241,005	e	Sempra Energy	104,857
611,893	e	Severn Trent plc	11,230
578,281		Shanks Group plc	859
111,440	e	Shikoku Electric Power Co, Inc	3,187
84,000		Shizuoka Gas Co Ltd	571
59,094	e	SJW Corp	1,385
393,213		Snam Rete Gas S.p.A.	1,569
58,976	*	Solaria Energia y Medio Ambiente S.A.	118
129,361	e	South Jersey Industries, Inc	5,557
1,879,224	e	Southern Co	62,541
273,698		Southern Union Co	5,983
255,839	e	Southwest Gas Corp	7,547
123,410	e	Southwest Water Co	1,293
825,100		SP AusNet	530
632,336	*,e	Stericycle, Inc	41,469
734,116	e	Suez Environnement S.A.	12,115
867,121	*	Suzlon Energy Ltd	1,068
361,756		Tata Power Co Ltd	10,133
671,332		TECO Energy, Inc	10,117
3,993,575		Tenaga Nasional BHD	10,345
4,027,456	e	Terna Rete Elettrica Nazionale S.p.A.	14,496
53,528		Thessaloniki Water Supply & Sewage Co S.A.	256
1,262,626	e	Toho Gas Co Ltd	6,735
389,629		Tohoku Electric Power Co, Inc	8,365
1,858,521		Tokyo Electric Power Co, Inc	50,558
6,309,177		Tokyo Gas Co Ltd	28,802

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

268,832		Tractebel Energia S.A.	$3,156
253,775	e	TransAlta Corp	4,701
209,479		Transfield Services Infrastructure Fund	109
611,341		UGI Corp	15,553
166,073	e	UIL Holdings Corp	4,157
115,900		Ultrapar Participacoes S.A.	5,547
201,268		Unisource Energy Corp	6,074
1,970,953		United Utilities Group plc	15,423
61,964	e	Unitil Corp	1,296
605,434		Vector Ltd	895
181,200	e	Vectren Corp	4,287
249,615		Veolia Environnement	5,864
897,410	*	Waste Connections, Inc	31,311
1,925,590	e	Waste Management, Inc	60,252
120,769	*,e,m	Waste Services, Inc	1,408
254,143		Westar Energy, Inc	5,492
274,417	e	WGL Holdings, Inc	9,338
2,745,304		Williams Cos, Inc	50,184
297,182	e	Wisconsin Energy Corp	15,079
3,642,156	e	Xcel Energy, Inc	75,065
1,200,000		Xinao Gas Holdings Ltd	2,656
949,900	*	Yingde Gases	942
55,878	e	York Water Co	793
2,690,490		YTL Power International	1,833
9,475	e	Zhongde Waste Technology AG.	172

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,705,043

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.8%
346,674	*,e	A123 Systems, Inc	3,269
1,270,000		AAC Acoustic Technologies Holdings, Inc	1,815
31,247		Aastra Technologies Ltd	675
535,233		ABB Ltd	9,319
71,426		ABB Ltd India	1,320
260,107	*	Acme Packet, Inc	6,992
107,338	*	Actel Corp	1,376
193,148	e	Acuity Brands, Inc	7,027
395,068	*	Adaptec, Inc	1,142
200,000	*	A-DATA Technology Co Ltd	389
456,257	*,e	ADC Telecommunications, Inc	3,381
65,920	*	ADVA AG. Optical Networking	336
203,946	*,e	Advanced Analogic Technologies, Inc	651
241,868	*,e	Advanced Battery Technologies, Inc	793
228,939	*,e	Advanced Energy Industries, Inc	2,814
1,612,553	*,e	Advanced Micro Devices, Inc	11,804
9,056,273		Advanced Semiconductor Engineering, Inc	7,131
21,100		Aiphone Co Ltd	360
4,353,851	*	Alcatel S.A.	11,088
43,332	*	Alpha & Omega Semiconductor Lt	598
83,000	*	Alpine Electronics, Inc	1,013
333,700	*,e	Alps Electric Co Ltd	2,857
651,309	e	Altera Corp	16,159
196,672	*,e	American Superconductor Corp	5,249

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

231,231		Ametek, Inc	$9,284
456,062	*,e	Amkor Technology, Inc	2,513
647,873		Amphenol Corp (Class A)	25,448
282,628	*,e	Anadigics, Inc	1,232
3,209,585	e	Analog Devices, Inc	89,419
113,849		Ansaldo STS S.p.A.	1,828
5,613,551	*,e	Apple Computer, Inc	1,411,975
287,238	*,e	Applied Micro Circuits Corp	3,010
64,672	e	Applied Signal Technology, Inc	1,271
246,519		Arcelik AS	1,037
1,133,317	e	ARM Holdings plc	4,691
804,520	*,e	Arris Group, Inc	8,198
39,357	*	Ascom Holding AG.	351
1,247,232		Asustek Computer, Inc	9,187
264,760	*	Atheros Communications, Inc	7,291
1,488,543	*,e	Atmel Corp	7,145
158,099	*,e	ATMI, Inc	2,315
9,567,853		AU Optronics Corp	8,472
56,440	*	Audiocodes Ltd	138
20,218	*	Austria Technologie & Systemtechnik AG.	257
15,261		Austriamicrosystems AG.	526
366,833	*	Avago Technologies Ltd	7,726
3,715,741		Avermedia Technologies	4,827
45,859		Avex Group Holdings, Inc	573
1,064,453	*	Avnet, Inc	25,664
196,981		AVX Corp	2,525
9,200	e	Axell Corp	306
136,491	*	AXT, Inc	616
95,202	e	AZZ, Inc	3,501
207,342	e	Baldor Electric Co	7,481
168,918	*,e	Ballard Power Systems, Inc	260
50,191	e	Bang & Olufsen AS (B Shares)	441
15,285	*	Barco NV	683
57,080		Bel Fuse, Inc (Class B)	942
338,674	*,e	Benchmark Electronics, Inc	5,368
192,846	*,e	BigBand Networks, Inc	582
218,247	*	Bookham, Inc	2,420
4,161,220	e	Broadcom Corp (Class A)	137,194
693,900	e	Byd Co Ltd	5,104
25,843	*	Calix Networks, Inc	265
76,300		Canon Electronics, Inc	1,725
1,049,798	*	Capstone Turbine Corp	1,029
22,836		Carbone Lorraine	783
349,057	*	Celestica, Inc	2,820
13,881	*,e	Centrotherm Photovoltaics AG.	466
117,635	*	Ceradyne, Inc	2,514
50,594	*	Ceragon Networks Ltd	369
93,646	*,e	Ceva, Inc	1,180
194,101	*	Checkpoint Systems, Inc	3,370
413,981		Cheng Uei Precision Industry Co Ltd	664

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,538	*,e,m	China Energy Savings Technology, Inc	$1
372,180		Chloride Group plc	2,146
12,644,000		Chunghwa Picture Tubes Ltd	822
482,293	*,e	Ciena Corp	6,115
32,966,711	*	Cisco Systems, Inc	702,520
165,000	*,e	Clarion Co Ltd	316
53,700	*,e	CMK Corp	249
105,400	*,e	COM DEV International Ltd	188
664,432	*	CommScope, Inc	15,794
330,475		Compal Communications, Inc	272
143,333	*,e	Comtech Telecommunications Corp	4,290
174,087	*,e	Conergy AG.	151
406,151	*	Conexant Systems, Inc	910
843,528	e	Cooper Industries plc	37,115
2,417,200		Coretronic Corp	3,547
22,000		Corona Corp	203
27,685		Cosel Co Ltd	423
51,502	*,e	CPI International, Inc	803
672,477	*,e	Cree, Inc	40,369
291,267	*,e	CSR plc	1,631
230,582	e	CTS Corp	2,131
119,221	e	Cubic Corp	4,337
436,473	*,e	Cypress Semiconductor Corp	4,382
149,641		Daihen Corp	608
7,800	e	DAI-ICHI SEIKO Co Ltd	323
442,078		Daiichikosho Co Ltd	6,429
366,000	*,e	Dainippon Screen Manufacturing Co Ltd	1,665
82,000	e	Daiwa Industries Ltd	390
65,114		DDi Corp	490
6,669,911	*,e	Dell, Inc	80,439
82,140	e	De’Longhi S.p.A.	349
85,260	*	Dialog Semiconductor plc	1,012
150,433	*,e	Diodes, Inc	2,387
247,213	*,e	Dolby Laboratories, Inc (Class A)	15,498
168,328	*	DSP Group, Inc	1,076
72,549	*,e	DTS, Inc	2,385
126,133	*	EchoStar Corp (Class A)	2,407
20,971		Eizo Nanao Corp	456
131,719	*,e	Electro Scientific Industries, Inc	1,760
347,521	*,e	Elpida Memory, Inc	5,339
625,997	*	Eltek ASA	251
85,492	*	EMS Technologies, Inc	1,284
394,019	*,e	Energizer Holdings, Inc	19,811
186,258	*,e	Energy Conversion Devices, Inc	764
227,964	*,e	EnerSys	4,872
255,071	*,e	Entropic Communications, Inc	1,617
857,578		Epistar Corp	2,214
4,802,367	e	Ericsson (LM) (B Shares)	53,269
823,373	*,e	Evergreen Solar, Inc	562
334,970		Everlight Electronics Co Ltd	855
14,896	e	EVS Broadcast Equipment S.A.	599

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

180,376	*	Exar Corp	$1,250
340,040		Exide Industries Ltd	956
331,804	*,e	Exide Technologies	1,725
1,513,270	*	Fairchild Semiconductor International, Inc	12,727
184,000	*,e	FDK Corp	275
328,578	*	Finisar Corp	4,896
243,849	*,e	First Solar, Inc	27,757
844,546	*,e	Fisher & Paykel Appliances Holdings Ltd	311
31,991		Foster Electric Co Ltd	828
2,022,779	*,e	Foxconn International Holdings Ltd	1,310
737,964		Foxconn Technology Co Ltd	2,443
103,588	e	Franklin Electric Co, Inc	2,985
161,999	*	FSI International, Inc	679
324,018	*,e	FuelCell Energy, Inc	382
427,042	*,e	Fuji Electric Holdings Co Ltd	1,230
139,000		Fujitsu General Ltd	582
32,900		Funai Electric Co Ltd	1,181
17,000	e	Furukawa Battery Co Ltd	112
46,800		Futaba Corp/Chiba	781
15,891	e	Gamesa Corp Tecnologica S.A.	136
469,705	e	Gemalto NV	17,677
96,848	*,e	Generac Holdings, Inc	1,357
856		Geo Corp	1,039
812,500		Geodesic Information Systems Ltd	1,520
50,403	*	Gilat Satellite Networks Ltd	236
114,156	*,e	Globecomm Systems, Inc	942
311,536	*	GN Store Nord	2,166
69,638	*,e	GP Strategies Corp	506
691,090	*,e	GrafTech International Ltd	10,104
149,561	*,e	Greatbatch, Inc	3,337
82,975		Gruppo Beghelli S.p.A.	62
390,000	e	GS Yuasa Corp	2,552
86,472	*,e	GSI Technology, Inc	495
264,725	*,e	GT Solar International, Inc	1,482
705,916	*	GVK Power & Infrastructure Ltd	666
534,299	e	Halma plc	2,176
120,500	e	Hamamatsu Photonics KK	3,347
960,000		Hannstar Board International Holdings Ltd	196
5,668,441		HannStar Display Corp	1,074
318,781	*,e	Harman International Industries, Inc	9,528
454,422	*,e	Harmonic, Inc	2,472
768,197	e	Harris Corp	31,995
322,290	*,e	Harris Stratex Networks, Inc (Class A)	1,170
149,582	*,e	Helen of Troy Ltd	3,300
16,172,683	e	Hewlett-Packard Co	699,953
427,204	*,e	Hexcel Corp	6,626
1,096,540		High Tech Computer Corp	14,562
323,000		Hi-P International Ltd	148
20,698		Hirose Electric Co Ltd	1,896
293,738	e	Hitachi Chemical Co Ltd	5,457
74,090		Hitachi High-Technologies Corp	1,361
16,927,251	*	Hitachi Ltd	61,485

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

149,654	*,e	Hittite Microwave Corp	$6,696
38,193	*	Hoku Scientific, Inc	128
15,408,455		Hon Hai Precision Industry Co, Ltd	54,009
106,000	e	Hosiden Corp	1,121
505,815	*	Hoya Corp	10,763
113,985	*,e	Hutchinson Technology, Inc	494
668,040	*	Hynix Semiconductor, Inc	13,503
214,173	*	Ibiden Co Ltd	5,770
13,000		Icom, Inc	296
39,000		Idec Corp	327
44,673	*	Ikanos Communications, Inc	72
250,000	*	Imagination Technologies Group PLC	1,039
180,323	*	Imation Corp	1,657
124,762		Imtech NV	3,211
91,886	e	Indesit Co S.p.A.	1,031
3,280	*,e	Index Corp	258
2,156,158	*,e	Infineon Technologies AG.	12,500
359,544	*,e	Infinera Corp	2,312
6,053,243		InnoLux Display Corp	6,213
2,387,912	*	Inotera Memories, Inc	1,323
1,089,446	*,e	Integrated Device Technology, Inc	5,393
128,011	*	Integrated Silicon Solution, Inc	965
31,069,148		Intel Corp	604,294
212,554	*,e	InterDigital, Inc	5,248
153,176	*	International Rectifier Corp	2,851
258,132		Intersil Corp (Class A)	3,126
57,008		Ion Beam Applications	471
115,460	*,e	IPG Photonics Corp	1,758
141,373	*	Iridium Communications, Inc	1,419
91,917	*,e	iRobot Corp	1,727
123,344	*,e	IXYS Corp	1,090
136,000		Japan Aviation Electronics Industry Ltd	855
213,000	*	Japan Radio Co Ltd	480
4,374,965	*,e	JDS Uniphase Corp	43,050
2,319,586	*,e	Johnson Electric Holdings Ltd	1,054
1,032,800	*,e	JVC KENWOOD Holdings, Inc	393
1,567,369		Kinsus Interconnect Technology Corp	3,011
85,352	*	KIT Digital, Inc	753
67,500		Koa Corp	602
3,569,475		Koninklijke Philips Electronics NV	106,592
507,076		Koninklijke Philips Electronics NV (ADR)	15,131
21,186		Koor Industries Ltd	373
47,458		Kudelski S.A.	1,283
260,503		Kyocera Corp	21,089
85,000		Kyosan Electric Manufacturing Co Ltd	378
782,265	e	L-3 Communications Holdings, Inc	55,416
511,372	e	Laird Group plc	798
854,083	*,e	Lattice Semiconductor Corp	3,707
396,399	e	Legrand S.A.	11,750
144,610		LG Electronics, Inc	10,997
25,551		LG Electronics, Inc (Preference)	801
19,380		LG Innotek Co Ltd	2,543

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

140,474		Lincoln Electric Holdings, Inc	$7,163
486,633	e	Linear Technology Corp	13,533
97,900	*,e	Littelfuse, Inc	3,095
9,481		Loewe AG.	89
58,024	*,e	Loral Space & Communications, Inc	2,479
20,516		LS Industrial Systems Co Ltd	1,297
110,139	e	LSI Industries, Inc	537
1,419,446	*,e	LSI Logic Corp	6,529
29,123	e	Mabuchi Motor Co Ltd	1,330
7,578,959		Macronix International	4,980
1,700	*,e	Magnetek, Inc	2
3,265	*	Manz Automation AG.	181
3,530,029	*,e	Marvell Technology Group Ltd	55,633
2,276,501		Matsushita Electric Industrial Co Ltd	28,426
211,657		Matsushita Electric Works Ltd	2,080
254,093	*	Mattson Technology, Inc	963
871,554	e	Maxim Integrated Products, Inc	14,581
37,216	*	MaxLinear, Inc	520
113,929	*,e	Maxwell Technologies, Inc	1,299
859,000	m	Meadville Holdings Ltd	140
1,586,242		MediaTek, Inc	22,140
23,100	*,e	Megachips Corp	343
270,000	e	Meidensha Corp	922
15,100		Meiko Electronics Co	320
31,517		Melexis NV	320
49,804	*	Mellanox Technologies Ltd	1,078
3,580,604	*,e	MEMC Electronic Materials, Inc	35,376
129,634	*,e	Mercury Computer Systems, Inc	1,521
181,203	e	Methode Electronics, Inc	1,765
55,255	*	Meyer Burger Technology AG.	1,361
257,034	e	Micrel, Inc	2,617
400,099	e	Microchip Technology, Inc	11,099
10,387,578	*,e	Micron Technology, Inc	88,191
43,259	*	Micronas Semiconductor Holdings, Inc	199
493,471	*,e	Microsemi Corp	7,219
294,573	*,e	Microtune, Inc	627
384,630	*,e	Microvision, Inc	1,139
39,729	e	Millicom International Cellular S.A.	3,224
58,600	e	Mimasu Semiconductor Industry Co Ltd	683
160,185	*	Mindspeed Technologies, Inc	1,200
1,031,704		Minebea Co Ltd	5,715
275,449	*,e	MIPS Technologies, Inc	1,408
2,861,560		Mitsubishi Electric Corp	22,334
34,000	*	Mitsui High-Tec, Inc	230
50,652		Mitsumi Electric Co Ltd	859
294,707	e	Molex, Inc	5,375
140,734	*,e	Monolithic Power Systems, Inc	2,514
231,744	*	Moog, Inc (Class A)	7,469
114,207	*	MoSys, Inc	505
345,431		Motech Industries, Inc	1,043
13,718,422	*,e	Motorola, Inc	89,444

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,783	*,e	Multi-Fineline Electronix, Inc	$2,391
462,633		Murata Manufacturing Co Ltd	22,062
278,078		Nan Ya Printed Circuit Board Corp	1,127
1,440,402	*	Nanya Technology Corp	1,113
20,596		National Presto Industries, Inc	1,913
516,902	e	National Semiconductor Corp	6,958
454,351		Neo-Neon Holdings Ltd	245
460,480	*,e	Net Insight AB	257
2,596,124	*,e	NetApp, Inc	96,861
272,880	*,e	Netlogic Microsystems, Inc	7,422
34,532	e	Nexans S.A.	2,012
148,502		NGK Spark Plug Co Ltd	1,844
79,177	*	Nice Systems Ltd	2,009
77,497	*,e	Nichicon Corp	941
24,200		Nidec Copal Electronics Corp	191
253,520		Nidec Corp	21,224
26,700	e	Nihon Dempa Kogyo Co Ltd	475
227,000	e	Nippon Carbon Co Ltd	635
294,000	*	Nippon Chemi-Con Corp	1,279
16,100	e	Nissha Printing Co Ltd	430
63,000		Nissin Electric Co Ltd	291
447,254		Nitto Denko Corp	14,671
38,500	e	Nitto Kogyo Corp	357
33,664	e	NKT Holding AS	1,502
44,000		Nohmi Bosai Ltd	251
3,159,062		Nokia Oyj	25,749
208,541	*,e	Novellus Systems, Inc	5,289
24,856	*,e	NVE Corp	1,082
2,708,540	*,e	Nvidia Corp	27,654
28,800	*	Obara Corp	330
268		Okinawa Cellular Telephone Co	529
276,242	*,e	Omnivision Technologies, Inc	5,923
226,008		Omron Corp	4,927
931,013	*,e	ON Semiconductor Corp	5,940
397,901	*,e	Openwave Systems, Inc	808
150,606	*	Oplink Communications, Inc	2,158
155,671	*,e	OpNext, Inc	257
114,053	*,e	OSI Systems, Inc	3,167
528,105		Pace plc	1,269
381,050	e	Panasonic Corp (ADR)	4,775
89,907	e	Park Electrochemical Corp	2,195
16,438	*	Parrot S.A.	262
119,923	*,e	Pericom Semiconductor Corp	1,151
143,113		Phison Electronics Corp	817
265,537	*,e	Photronics, Inc	1,200
476,200	*	Pioneer Corp	1,583
254,166	e	Plantronics, Inc	7,269
181,660	*,e	Plexus Corp	4,858
153,919	*,e	PLX Technology, Inc	645
1,984,640	*,e	PMC - Sierra, Inc	14,924

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

347,766	*	Polycom, Inc	$10,360
105,654	*,e	Polypore International, Inc	2,403
77,939	*	Powell Industries, Inc	2,131
104,718	e	Power Integrations, Inc	3,371
9,734,035	*	Powerchip Semiconductor Corp	1,295
299,247	*,e	Power-One, Inc	2,020
2,760,236		Powertech Technology, Inc	7,664
711,075	*,e	Powerwave Technologies, Inc	1,095
6,327,000	*	Prime View International Co Ltd	7,676
810,894		PV Crystalox Solar plc	648
97,273	*,e	Q-Cells AG.	620
236,827	*,e	QLogic Corp	3,936
7,546,638		Qualcomm, Inc	247,831
3,607,250		Quanta Computer, Inc	6,520
262,441	*,e	Rambus, Inc	4,598
73,634	e	Raven Industries, Inc	2,482
211,000	*	RCG Holdings Ltd	126
173,460		Redes Energeticas Nacionais S.A.	562
170,783		Regal-Beloit Corp	9,526
753,899		Reliance Communication Ventures Ltd	3,187
272,811	*,e	Renewable Energy Corp AS	645
1,117,419	*	Research In Motion Ltd (Canada)	54,929
418,803		Reunert Ltd	3,132
1,427,208	*,e	RF Micro Devices, Inc	5,580
93,524	*,e	RHJ International	693
97,575		Richardson Electronics Ltd	878
161,725		Richtek Technology Corp	1,354
1,438,133		Ricoh Co Ltd	18,338
29,000	e	Rinnai Corp	1,489
70,234	*,e	Rogers Corp	1,950
211,658		Rohm Co Ltd	12,710
62,178	*,e	Rubicon Technology, Inc	1,852
35,542	e	Saft Groupe S.A.	1,078
85,806		Samsung Electro-Mechanics Co Ltd	10,730
194,085		Samsung Electronics Co Ltd	121,732
26,261		Samsung Electronics Co Ltd (Preference)	11,195
44,143		Samsung SDI Co Ltd	6,178
1,442,467	*	SanDisk Corp	60,685
232,000	*,e	Sanken Electric Co Ltd	897
346,403	*	Sanmina-SCI Corp	4,715
52,000		Sanyo Denki Co Ltd	253
1,235,280	*,e	Sanyo Electric Co Ltd	1,589
287,092	*,e	SatCon Technology Corp	821
1,127		Schweiter Technologies AG.	570
134,453	*,e	Seachange International, Inc	1,107
63,753		SEB S.A.	4,122
32,000		SEC Carbon Ltd	156
22,761,000	*,e	Semiconductor Manufacturing International	1,810
266,868	*,e	Semtech Corp	4,369
43,807		Seoul Semiconductor Co Ltd	1,549
182,503	*,e	SGL Carbon AG.	5,238
1,729,360	*	Sharp Corp	18,242

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,000		Shindengen Electric Manufacturing Co Ltd	$303
20,500	e	Shinkawa Ltd	289
155,246		Shinko Electric Industries	2,017
26,000	e	Shin-Kobe Electric Machinery Co Ltd	201
199,268	*	ShoreTel, Inc	925
116,191		Siemens India Ltd	1,828
305,660	*,e	Silicon Image, Inc	1,073
96,541	*,e	Silicon Laboratories, Inc	3,916
3,919,031		Siliconware Precision Industries Co	4,223
482,000		Silitech Technology Corp	1,233
254,100		Simplo Technology Co Ltd	1,377
6,160,000	*	Sino-Tech International Holdings Ltd	317
10,012,613	*,e	Sirius XM Radio, Inc	9,507
438,275	*	Skyworks Solutions, Inc	7,359
260,729	*,e	Smart Modular Technologies WWH, Inc	1,525
3,717,932		Smiths Group plc	59,193
86,000	e	SMK Corp	376
112,810	*,e	SOITEC	991
15,488	*,e	Solar Millennium AG.	329
42,136,511		Solomon Systech International Ltd	3,160
1,348,289	*	Sony Corp	35,963
67,662	*	Spansion, Inc	1,104
80,295	*	Spectrum Brands, Inc	2,036
67,143	*,e	Spectrum Control, Inc	939
107,035	*	Standard Microsystems Corp	2,492
95,810		Stanley Electric Co Ltd	1,587
173,294		STMicroelectronics NV	1,376
68,793	*,e	Stoneridge, Inc	522
292,974	*,e	Sumco Corp	4,856
308,974	*,e	Sunpower Corp (Class A)	3,739
27	*,e	Sunpower Corp (Class B)	0	^
13,850	*	Suny Electronic, Inc Ltd	102
45,654	*,e	Supertex, Inc	1,126
92,123	e	Sycamore Networks, Inc	1,531
269,372	*	Symmetricom, Inc	1,371
152,156	*,e	Synaptics, Inc	4,184
41,323,604		Taiwan Semiconductor Manufacturing Co Ltd	77,236
194,803	e	Taiyo Yuden Co Ltd	2,616
101,000	e	Takaoka Electric Manufacturing Co Ltd	328
583,847	*,e	TalkTalk Telecom Group plc	1,090
4,800,000	*	Tatung Co Ltd	842
181,781	e	TDK Corp	9,947
170,198	e	Technitrol, Inc	538
2,324,833		Teco Electric and Machinery Co Ltd	954
332,470	*	Tekelec	4,402
42,596	*	Telecomunicaciones y Energia	141
86,373		Teleflex, Inc	4,688
869,030	e	Tellabs, Inc	5,553
27,242		Tessco Technologies, Inc	455
298,951	*,e	Tessera Technologies, Inc	4,798
3,923,828		Texas Instruments, Inc	91,347
112,042	*,e	Theolia SA	198

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81	e	Thine Electronics Inc	$127
258,412	*	Thomas & Betts Corp	8,967
1,091,729	*,e	Thomson	604
107,000	*,e	Toko, Inc	170
155,105	*	Tokyo Denpa Co Ltd	940
1,249	*	Tollgrade Communications, Inc	8
242,000		Toshiba TEC Corp	782
344,720	*	Tower Semiconductor Ltd	495
38,000		Toyo Corp/Chuo-ku	383
15,100	e	Toyo Tanso Co Ltd	666
60,426	*,e	Toyota Boshoku Corp	882
260,508		Transcend Information, Inc	687
497,674	*,e	Trident Microsystems, Inc	707
778,847		Tripod Technology Corp	2,880
714,294	*	Triquint Semiconductor, Inc	4,364
214,582	*	TT electronics plc	307
401,160	*,e	TTM Technologies, Inc	3,811
107,142	*	Ultra Clean Holdings	913
111,000	*	Uniden Corp	334
2,000,756		Unimicron Technology Corp	2,912
3,831	*,e	United Capital Corp	94
20,290,022		United Microelectronics Corp	8,930
127,403	*,e	Universal Display Corp	2,291
71,682	*	Universal Electronics, Inc	1,192
155,511	*	UQM Technologies, Inc	527
250,675	e	Ushio, Inc	3,862
569,308	*,e	Utstarcom, Inc	1,048
48	e	V Technology Co Ltd	271
14,984		Vacon plc	627
836,743		Vanguard International Semiconductor Corp	337
169,482	*	Varian Semiconductor Equipment Associates, Inc	4,857
150,506	*,e	Viasat, Inc	4,900
15,257	*	Viasystems Group, Inc	225
86,308	*,e	Vicor Corp	1,078
91,788	*	Virage Logic Corp	1,091
1,913,818	*	Vishay Intertechnology, Inc	14,813
155,154	*,e	Volterra Semiconductor Corp	3,578
275,000	e	Vtech Holdings Ltd	2,941
468,538	e	Whirlpool Corp	41,147
3,323,000	*	Winbond Electronics Corp	829
1,891,000	*	Wintek Corp	1,511
159,582	*,e	Wolfson Microelectronics plc	417
66,970		Woongjin Coway Co Ltd	2,244
2,022,594		Xilinx, Inc	51,091
15,750	*,b,m	Ya Hsin Industrial Co Ltd	3
5,629,100		Yageo Corp	2,272
143,972	e	Yaskawa Electric Corp	1,068
117,600		Young Fast Optoelectronics Co Ltd	888
97	e	Zappallas, Inc	138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

296,913	*,e	Zix Corp	$671
136,112	*,e	Zoltek Cos, Inc	1,153
359,562	*	Zoran Corp	3,430
763,098	e	ZTE Corp	2,317
40,132	*,e	Zumtobel AG.	676

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,954,539

ENGINEERING AND MANAGEMENT SERVICES - 0.8%
81,794		Aangpanneforeningen AB (B Shares)	1,096
119,856	*,e	Accelrys, Inc	773
2,281,460	e	Accenture plc	88,179
49,736	*	Accretive Health, Inc	658
50,098	*,e	Active Biotech AB	679
100,956	*,e	Advisory Board Co	4,337
323,553	*	Aecom Technology Corp	7,461
125,300	e	Aeon Mall Co Ltd	2,482
94,693	m	Aero Inventory plc	374
125,106	*,e	Affymax, Inc	748
34,467		Alten	837
304,585	*,e	Amylin Pharmaceuticals, Inc	5,726
104,078		Arcadis NV	1,862
648,619	*,e	Ariad Pharmaceuticals, Inc	1,829
15,644		Assystem	249
269,531		Atkins WS plc	2,730
106,640	e	Ausenco Ltd	158
488,469	e	Babcock International Group	4,340
14,525	*,e	Bavarian Nordic AS	524
5,914		Bertrandt AG.	208
81,993	e	Bilfinger Berger AG.	4,544
66,793	*	BioInvent International AB	258
330,000	*	Boustead Singapore Ltd	200
110,672		Bure Equity AB	369
79,205		Cap Gemini S.A.	3,481
167,148	e	Capita Group plc	1,842
98,759		Cardno Ltd	329
62,774	e	CDI Corp	975
540,104	*,e	Celera Corp	3,538
6,416,000	*,e	China Railway Group Ltd	4,107
29,000		Commuture Corp	175
99,503	*,e	comScore, Inc	1,639
68,428	e	Core Laboratories NV	10,101
53,393	*	Cornell Cos, Inc	1,435
145,323		Corporate Executive Board Co	3,818
50,395	*,e	CRA International, Inc	949
153,475		Daewoo Engineering & Construction Co Ltd	1,289
155,044	e	Diamond Management & Technology Consultants, Inc	1,599
3,104	e	Digital Garage, Inc	4,397
17,638		Dinamia	204
701,556	e	Downer EDI Ltd	2,102
131,586	*	DTZ Holdings plc	127
387,067	*,e	Dyax Corp	879
309,821	*,e	eResearch Technology, Inc	2,441

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,383	e	Eurofins Scientific	$405
151,534	*	Exact Sciences Corp	667
770,813	*,e	Exelixis, Inc	2,675
88,515	*,e	Exponent, Inc	2,896
590,802		Fluor Corp	25,109
59,894	*,e	Franklin Covey Co	389
53,123	e	Fugro NV	2,454
177,178	*,e	Furmanite Corp	703
117		GCA Savvian Group Corp	117
138,100	*,e	Genpact Ltd	2,145
102,825	*	Gen-Probe, Inc	4,670
23,525		GFK AG.	802
303,476		Groupe Aeroplan, Inc	2,526
364,096	e	Hargreaves Lansdown plc	1,834
571,835	*	Hewitt Associates, Inc (Class A)	19,705
143,232	*,e	Hill International, Inc	582
67,702		HIQ International AB	277
103,712	*,e	Huron Consulting Group, Inc	2,013
78,946		Hyundai Development Co	1,759
76,846	*,e	ICF International, Inc	1,839
626,602	*,e	Incyte Corp	6,936
82,065	*,e	Infinity Pharmaceuticals, Inc	485
334,963	*	Inovio Biomedical Corp	342
301,385		Intertek Group plc	6,461
32,004	e	IPSOS	1,075
409,331	*,e	Isis Pharmaceuticals, Inc	3,917
1,238,002	*,e	Jacobs Engineering Group, Inc	45,114
388,140		JGC Corp	5,890
998,650		John Wood Group plc	4,638
6,224		Kapsch TrafficCom AG.	223
3,193,060	e	KBR, Inc	64,948
88,957	e	Keller Group plc	700
121,463	*	Kendle International, Inc	1,399
38,848	e	Landauer, Inc	2,365
98,196	*	LECG Corp	255
847,010	*,e	Lexicon Pharmaceuticals, Inc	1,084
151,738	*	Luminex Corp	2,461
109,854		MAXIMUS, Inc	6,357
126,339	*,e	Maxygen, Inc	699
842,720	*	McDermott International, Inc	18,253
27,490		Medion AG.	329
28,835	*	Medivir AB	357
48,673	e	MedQuist, Inc	385
48,363	*,e	Michael Baker Corp	1,688
65,735	*,e	Mistras Group, Inc	705
501,192		Mitie Group	1,582
165,673	e	Monadelphous Group Ltd	1,754
163,798		Mouchel Group plc	332
208,128	*	Myriad Genetics, Inc	3,112
3,974	e	National Research Corp	96
339,114	*	Navigant Consulting, Inc	3,520
32,095	*,e	NeuroSearch AS	471

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,400		Nichii Gakkan Co	$767
52,000		Nippon Densetsu Kogyo Co Ltd	498
22,887	*	Novabase SGPS S.A.	96
16,600	e	NPC, Inc	264
425,742		NRW Holdings Ltd	345
172,242	*,e	Omnicell, Inc	2,014
22,768		Oyo Corp	187
692,774	e	Paychex, Inc	17,991
1,516,570	e	Petrofac Ltd	26,681
50,229		Poyry Oyj	618
158,380		Programmed Maintenance Services Ltd	330
937,436		QinetiQ plc	1,636
214,915	*	Regeneron Pharmaceuticals, Inc	4,797
9,858,000		Regent Pacific Group Ltd	270
942,233	*	Rentech, Inc	933
199,974	*	Resources Connection, Inc	2,720
238,001	*,e	Rigel Pharmaceuticals, Inc	1,714
94,951		Robert Walters plc	269
331,000		Rotary Engineering Ltd	222
313,441	e	RPS Group plc	872
281,096	*,e	RTI Biologics, Inc	824
344,389		SAI Global Ltd	1,161
863,510	*,e	SAIC, Inc	14,455
43,066		Samsung Engineering Co Ltd	3,988
209,680	*,e	Sangamo Biosciences, Inc	778
303,188	*,e	Savient Pharmaceuticals, Inc	3,820
410,330		Savills plc	1,686
131,560		Sedgman Ltd	147
3,545,112		SembCorp Industries Ltd	10,252
191,877	*	Senomyx, Inc	727
262,291	*,e	Sequenom, Inc	1,550
315,444	e	Serco Group plc	2,755
988,300	e	Shandong Weigao Group Medical Polymer Co Ltd	4,305
1,169,970	*	Shaw Group, Inc	40,036
110,000		Shenzhen Expressway Co Ltd	48
54,000		Shinko Plantech Co Ltd	478
450,000		Shui On Construction and Materials Ltd	499
117,108	*	Silex Systems Ltd	449
172,939		SNC-Lavalin Group, Inc	6,922
10,365	*	SPS Commerce, Inc	120
104,892	*	Stanley, Inc	3,921
69,562	*,e	Stantec, Inc	1,541
50,893	e	Strabag SE	1,096
433,000	*,e	Swiber Holdings Ltd	301
177,929	*,m	Symyx Technologies, Inc	891
123	*,e	Takara Bio, Inc	265
324,528		Tecan Group AG.	20,662
55,008	*,e	Tejon Ranch Co	1,270
371,045	*,e	Tetra Tech, Inc	7,276
31,582	*	ThromboGenics NV	593
88,974	e	Towers Watson & Co	3,457
684,957		Toyo Engineering Corp	1,979

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,999	*,e	Transcend Services, Inc	$486
623,857	e	Transfield Services Ltd	1,611
41,981	e	Trevi Finanziaria S.p.A.	602
514,053	e	United Group Ltd	5,812
402,575	*	URS Corp	15,841
466,000		Value Partners Group Ltd	288
27,757	e	VSE Corp	883
270,666	e,m	VT Group plc	3,114
117		Wellnet Corp	96
839,045	e	WorleyParsons Ltd	15,437
92,681		WSP Group plc	469
64,223	*,e	WuXi PharmaTech Cayman, Inc (ADR)	1,025
286,066		Xchanging plc	836
4,227	*	XING AG.	145
906,600		Zelan BHD	148

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	685,817

ENVIRONMENTAL QUALITY AND HOUSING - 0.0%
1,158,958	*,e	Transpacific Industries Group Ltd	963

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	963

FABRICATED METAL PRODUCTS - 0.5%
31,019		AFG Arbonia-Forster Hldg	628
124,699		Aica Kogyo Co Ltd	1,320
138,898	*	Alliant Techsystems, Inc	8,620
1,350,148		Amcor Ltd	7,196
45,214	e	Ameron International Corp	2,728
221,323		Aptargroup, Inc	8,370
94,000	e	Asahi Organic Chemicals Industry Co Ltd	215
379,026		Ball Corp	20,024
206,655		Bharat Heavy Electricals	10,888
68,000		Bunka Shutter Co Ltd	196
32,969		Cardo AB	848
49,381		CCL Industries	1,322
152,639	*,e	Chart Industries, Inc	2,378
2,874,614		China International Marine Containers Co Ltd (Class B)	3,607
26,200		Chofu Seisakusho Co Ltd	560
80,269		CIRCOR International, Inc	2,053
544,925	e	Commercial Metals Co	7,204
109,461	*	Commercial Vehicle Group, Inc	1,118
2,721		Compx International, Inc	27
180,058	e	Crane Co	5,440
1,255,176	*,e	Crown Holdings, Inc	31,430
127,270	e	Dynamic Materials Corp	2,041
3,800	e	Furuya Metal Co Ltd	236
7,220	e	Geberit AG.	1,123
37,882		Gerresheimer AG.	1,213
339,000	e	Goodpack Ltd	405
228,067	*,e	Griffon Corp	2,522
75,555		Gulf Island Fabrication, Inc	1,173
60,817	*	Gunnebo AB	218
26,576	*,e	Hawk Corp	676

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,000		Hisaka Works Ltd	$293
245,000		Hitachi Cable Ltd	647
58,683	e	Hitachi Metals Ltd	594
2,078,316		Illinois Tool Works, Inc	85,792
90,957	e	Insteel Industries, Inc	1,057
571,370		Jindal Steel & Power Ltd	7,630
169,447		JS Group Corp	3,234
144,000		Kitz Corp	682
73,213	*,e	Ladish Co, Inc	1,663
73,795	e	Landi Renzo S.p.A.	269
40,267	*	Lifetime Brands, Inc	589
4,579		LISI	237
110,082	*	Martinrea International, Inc	783
38,500		Miura Co Ltd	874
163,864	*,e	Mobile Mini, Inc	2,668
839,635	e	Mueller Water Products, Inc (Class A)	3,115
160,947	*,e	NCI Building Systems, Inc	1,347
118,876		Nibe Industrier AB (Series B)	1,056
46,100	*	North American Galvanizing & Coating, Inc	354
776,992	e	Parker Hannifin Corp	43,091
39,834	*	Park-Ohio Holdings Corp	573
325,208		Pentair, Inc	10,472
28,877	*	Pgt, Inc	74
1,951		Phoenix Mecano AG.	976
273,372		Quanex Building Products Corp	4,727
2,122,104		Rexam plc	9,546
141,705		Rotork PLC	2,708
7,566		Sabaf S.p.A.	155
3,913		Salzgitter AG.	233
331,000		Sankyo-Tateyama Holdings, Inc	377
320,000		Sanwa Shutter Corp	965
12,785	*	Shiloh Industries, Inc	108
560,161		Shin Zu Shing Co Ltd	1,688
324,390	e	Silgan Holdings, Inc	9,206
174,032	e	Simpson Manufacturing Co, Inc	4,272
2,106,000	*	Singamas Container Holdings Ltd	410
281,795	*,e	Smith & Wesson Holding Corp	1,153
246,240	e	Snap-On, Inc	10,074
15,933	e	Ssab Svenskt Stal AB (Series A)	214
20,233	e	Ssab Svenskt Stal AB (Series B)	243
826,578	e	Stanley Works	41,759
86,070	e	Sturm Ruger & Co, Inc	1,233
57,744	e	Sun Hydraulics Corp	1,355
245,017	*,e	Taser International, Inc	956
19,600		Tocalo Co Ltd	354
291,000		Toyo Kanetsu K K	441
555,276		Toyo Seikan Kaisha Ltd	8,103
72,613	*	Trimas Corp	821
58,000		Tsukishima Kikai Co Ltd	406
180,594		Valmont Industries, Inc	13,122
130,847		Viohalco S.A.	532
151,761	e	Watts Water Technologies, Inc (Class A)	4,349

		TOTAL FABRICATED METAL PRODUCTS	413,359

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FISHERIES - 0.0%
33,213	e	Copeinca ASA	$198
47,547		Grieg Seafood ASA	116
314,766		Nippon Suisan Kaisha Ltd	1,013
4,627,801	e	PAN Fish ASA	3,055
157,149		Tassal Group Ltd	186

		TOTAL FISHERIES	4,568

FOOD AND KINDRED PRODUCTS - 3.9%
1,098,667		Ajinomoto Co, Inc	9,940
31,640	e	Aker ASA (A Shares)	533
23,716		Alliance Grain Traders, Inc	673
100,257	*,e	American Italian Pasta Co	5,301
284,353		Anadolu Efes Biracilik Ve Malt Sanayii AS	3,319
2,974	*	Anheuser-Busch InBev NV	0	^
1,388,275	e	Archer Daniels Midland Co	35,845
26,300		Ariake Japan Co Ltd	413
7,123		Aryzta AG.	274
1,045,696		Asahi Breweries Ltd	17,715
258,900		Asiatic Development BHD	531
1,134,379		Associated British Foods plc	16,428
18,063	e	Atria Group plc	240
187,900	e	Austevoll Seafood ASA	948
908,096	e	B&G Foods, Inc (Class A)	9,789
11,167,500		Bakrie Sumatera Plantations Tbk PT	450
2,568		Barry Callebaut AG.	1,596
1,140,900		Beijing Enterprises Holdings Ltd	7,406
489,344		Bidvest Group Ltd	7,744
4,664		Bonduelle S.C.A.	422
53,242	*,e	Boston Beer Co, Inc (Class A)	3,591
555,674		Britvic plc	3,938
460,674	e	Bunge Ltd	22,661
511,329		C&C Group plc	2,020
958,963	e	Campbell Soup Co	34,360
22,351		Campofrio Alimentacion S.A.	186
152,749	e	Carlsberg AS (Class B)	11,641
324,189	*,e	Central Garden and Pet Co (Class A)	2,908
8,617,800		Charoen Pokphand Foods PCL	5,364
2,470,700		China Agri-Industries Holdings Ltd	2,854
1,892,000	e	China Yurun Food Group Ltd	5,950
19,601		CJ CheilJedang Corp	3,577
25,120		Coca Cola Hellenic Bottling Co S.A.	538
1,027,665	e	Coca-Cola Amatil Ltd	10,290
27,980	e	Coca-Cola Bottling Co Consolidated	1,341
29,500		Coca-Cola Central Japan Co Ltd	378
11,889,167	e	Coca-Cola Co	595,886
1,235,006		Coca-Cola Enterprises, Inc	31,937
528,375	e	Coca-Cola Femsa S.A. de C.V.	3,306

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

77,423		Coca-Cola Icecek AS	$687
39,883		Coca-Cola West Japan Co Ltd	659
1,437,966	e	ConAgra Foods, Inc	33,533
795,745	*,e	Constellation Brands, Inc (Class A)	12,430
809,231		Corn Products International, Inc	24,520
168,943	*	Cosan SA Industria e Comercio	2,113
186,700	*	Cott Corp	1,084
85,771		Cranswick plc	1,096
133,832		CSM	3,975
1,115,007	e	CSR Ltd	1,562
509,908	*	Darling International, Inc	3,829
412,175	e	Davide Campari-Milano S.p.A.	2,023
4,827,842	*,e	Dean Foods Co	48,616
1,376,945		Del Monte Foods Co	19,814
287,184		Devro plc	850
6,947,291		Diageo plc	109,127
98,345	e	Diamond Foods, Inc	4,042
63,700		Doutor Nichires Holdings Co Ltd	856
3,612,726	e	Dr Pepper Snapple Group, Inc	135,080
21,600	e	Dydo Drinco, Inc	786
191,490		Ebro Puleva S.A.	3,236
162,803		Ezaki Glico Co Ltd	1,973
34,469	e	Farmer Bros Co	520
275,611	e	Flowers Foods, Inc	6,733
3,135,186	e	Fomento Economico Mexicano S.A. de C.V.	13,578
61,952		Frutarom Industries Ltd	455
136,400		Fuji Oil Co Ltd	2,005
24,832		Fujicco Co Ltd	291
6,114,920		General Mills, Inc	217,202
192,559		Glanbia plc	706
18,951,856		Golden Agri-Resources Ltd	7,105
226,290		Greencore Group plc	356
228,804		Greggs plc	1,566
957,356	e	Groupe Danone	51,324
599,382	e	Grupo Bimbo S.A. de C.V. (Series A)	4,261
1,258,401	e	Grupo Modelo S.A. (Series C)	6,216
1,855,708	e	H.J. Heinz Co	80,204
623,075	*,e	Hansen Natural Corp	24,368
41,006	*,e	Harbinger Group, Inc	258
402,795		Heineken NV	17,073
1,073,061		Hershey Co	51,432
6,979		Hite Brewery Co Ltd	831
54,731		HKScan Oyj	505
171,030	e	Hormel Foods Corp	6,923
88,900		House Foods Corp	1,304
58,320	e	Imperial Sugar Co	589
3,769,410		InBev NV	181,238
476,978	*,e	Indofood Agri Resources Ltd	714
30,000	*,m	International Hydron	1
5,235,428		IOI Corp BHD	8,069
36,344	e	Ito En Ltd	556
198,000		Itoham Foods, Inc	746

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,026	e	J&J Snack Foods Corp	$3,916
249,546		J.M. Smucker Co	15,028
37,851	*	John B. Sanfilippo & Son, Inc	548
122,000		J-Oil Mills, Inc	361
98,973	e	Kagome Co Ltd	1,796
906,268		Kaneka Corp	5,257
625,178		Kellogg Co	31,446
169,368		Kerry Group plc (Class A)	4,701
22,900		KEY Coffee, Inc	401
1,510,566		Kirin Brewery Co Ltd	19,017
94,664	*	Koninklijke Wessanen NV	334
8,004,420	e	Kraft Foods, Inc (Class A)	224,124
1,604,527		Kulim Malaysia BHD	3,678
84,062	e	Lancaster Colony Corp	4,486
112,547	e	Lance, Inc	1,856
3,900		Laurent-Perrier	325
76,354	e	Leroy Seafood Group ASA	1,414
22,994	*,e	Lifeway Foods, Inc	224
125		Lindt & Spruengli AG.	271
102		Lindt & Spruengli AG. (Reg)	2,500
920		Lotte Confectionery Co Ltd	960
58,215	*,e	M&F Worldwide Corp	1,578
364,177	*,f	Magnit OAO (ADR)	6,243
75,169		Maple Leaf Foods, Inc	633
290,944		Marfrig Alimentos S.A.	2,721
375,000		Marudai Food Co Ltd	1,104
26,432	*,e	Matrixx Initiatives, Inc	122
46,900	e	Matsumotokiyoshi Holdings Co Ltd	1,003
441,388	e	McCormick & Co, Inc	16,755
1,197,907		Mead Johnson Nutrition Co	60,039
193,582	e	MEIJI Holdings Co Ltd	7,920
97,000	e	Mercian Corp	163
35,356	*	Mgp Ingredients, Inc	234
38,000		Mikuni Coca-Cola Bottling Co Ltd	303
157,000		Mitsui Sugar Co Ltd	538
279,697		Molson Coors Brewing Co (Class B)	11,848
354,000		Morinaga & Co Ltd	805
344,000		Morinaga Milk Industry Co Ltd	1,331
25,000		Nagatanien Co Ltd	243
52,022	e	National Beverage Corp	639
5,359,114		Nestle S.A.	258,410
618,000		Nichirei Corp	2,597
152,000		Nippon Beet Sugar Manufacturing Co Ltd	352
281,000		Nippon Flour Mills Co Ltd	1,401
118,853		Nippon Meat Packers, Inc	1,467
309,000		Nisshin Oillio Group Ltd	1,511
616,830	e	Nisshin Seifun Group, Inc	6,965
57,285	e	Nissin Food Products Co Ltd	2,103
229,000		NOF Corp	907
683,152		Northern Foods plc	443
57,301		Nutreco Holding NV	3,077
1,312,000	*,e	Oceanus Group Ltd	288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

742,458	e	Olam International Ltd	$1,363
58,386		Osem Investments Ltd	742
4,065,404	e	Parmalat S.p.A.	9,449
51,052	*,e	Peet’s Coffee & Tea, Inc	2,005
1,030	*,e	Penford Corp	7
6,881,618		PepsiCo, Inc	419,435
942,816		Perdigao S.A.	12,379
17,443	e	Pernod-Ricard S.A.	1,353
2,034,600		Petra Foods Ltd	1,774
3,145,991	*	Premier Foods plc	897
367,000		Prima Meat Packers Ltd	403
523,524		PT Astra Agro Lestari Tbk	1,107
10,170,700		PT Indofood Sukses Makmur Tbk	4,607
216,400	e	Q.P. Corp	2,491
396,040		Raisio plc (V Shares)	1,310
227,112	*,e	Ralcorp Holdings, Inc	12,446
640,091		Remgro Ltd	7,875
30,939	e	Remy Cointreau S.A.	1,646
572,382		Reynolds American, Inc	29,833
52,216		Robert Wiseman Dairies plc	388
16,979	*	Royal UNIBREW AS	542
206,653		SABMiller plc	5,795
138,923		Sanderson Farms, Inc	7,049
170,346	e	Sapporo Holdings Ltd	732
349,024		Saputo, Inc	9,967
3,517,816	e	Sara Lee Corp	49,601
38,714		Schouw & Co	785
45,940	*,e	Seneca Foods Corp	1,482
270,000		Showa Sangyo Co Ltd	814
13,510		Sipef S.A	777
279,106	*,e	Smart Balance, Inc	1,142
803,648	*,e	Smithfield Foods, Inc	11,974
50,088	*,e	SOS Cuetara S.A.	100
55,970		Strauss Group Ltd	747
190,733	e	Suedzucker AG.	3,446
2,053,600		Swire Pacific Ltd (Class A)	23,311
31,100	e	T Hasegawa Co Ltd	477
247,000	e	Takara Holdings, Inc	1,245
103,000		Takasago International Corp	445
714,439	e	Tate & Lyle plc	4,773
2,522,000	e	Tingyi Cayman Islands Holding Corp	6,183
108,156	e	Tootsie Roll Industries, Inc	2,558
1,264,233		Total Produce plc	526
249,624		Toyo Suisan Kaisha Ltd	5,958
168,898	*,e	TreeHouse Foods, Inc	7,712
2,149,089		Tyson Foods, Inc (Class A)	35,224
3,850,205		Unilever plc	102,924
385,621	e	Unilever plc (ADR)	10,308
212,815		United Breweries Co, Inc	1,871
114,223		United Spirits Ltd	3,196
2,020,200		Universal Robina	1,323

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,496,000		Vitasoy International Holdings Ltd	$1,139
3,002		Vranken - Pommery Monopole	110
699,000	e	Wilmar International Ltd	2,860
63,078	e	Yakult Honsha Co Ltd	1,716
99,306	e	Yamazaki Baking Co Ltd	1,339
423,051		Yantai Changyu Pioneer Wine Co	3,971
52,000		Yonekyu Corp	457

		TOTAL FOOD AND KINDRED PRODUCTS	3,503,788

FOOD STORES - 0.5%
219,678		Alimentation Couche Tard, Inc	3,694
184,847		Almacenes Exito S.A.	1,752
35,579		Arcs Co Ltd	479
6,563	e	Arden Group, Inc (Class A)	577
15,453		Blue Square-Israel Ltd	163
32,521	*,e	Caribou Coffee Co, Inc	308
404,609		Carrefour S.A.	16,050
33,200		Cawachi Ltd	622
1,287,945		Centros Comerciales Sudamericanos S.A.	5,826
2,242,000		China Resources Enterprise	8,254
187,800		Circle K Sunkus Co Ltd	2,408
4,903		Colruyt S.A.	1,153
123,868		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	4,322
3,840,300		CP Seven Eleven PCL	3,379
11,300	e	CREATE SD HOLDINGS Co Ltd	219
7,300		Daikokutenbussaan Co Ltd	222
231,392		Delhaize Group	16,791
48,097		Discount Investment Corp	761
205,655	*,e	Dole Food Co, Inc	2,145
102,776	e	Empire Co Ltd	5,084
43,878	e	FamilyMart Co Ltd	1,449
25,700	e	Fuji Co Ltd	465
88,363	e	George Weston Ltd	6,044
2,297,563	e	Goodman Fielder Ltd	2,590
164,196	*,e	Great Atlantic & Pacific Tea Co, Inc	640
72,266		Hakon Invest AB	975
42,700		Heiwado Co Ltd	519
63,725		Ingles Markets, Inc (Class A)	959
80,800	e	Izumi Co Ltd	1,084
84,741		Izumiya Co Ltd	366
665,546		J Sainsbury plc	3,175
2,706,323	e	Jeronimo Martins SGPS S.A.	24,796
93,300		Kasumi Co Ltd	475
49,541		Kesko Oyj (B Shares)	1,602
1,251,252		Koninklijke Ahold NV	15,478
3,462,861		Kroger Co	68,183
99,458	e	Lawson, Inc	4,350
199,896		Loblaw Cos Ltd	7,250
91,000		Maruetsu, Inc	336
671,000	e	Maruha Nichiro Holdings, Inc	1,026
84,400		Ministop Co Ltd	1,166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

187,630	*,e	Panera Bread Co (Class A)	$14,127
130,871	*	Pantry, Inc	1,847
322,119	e	Pick’n Pay Stores Ltd	1,814
1,370,320		President Chain Store Corp	4,044
9,175		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	219
211,478	e	Ruddick Corp	6,554
2,393,147	e	Safeway, Inc	47,049
755,363	e	Shoprite Holdings Ltd	8,121
152,444		Shufersal Ltd	800
1,166,133	e	Sonae SPGS S.A.	1,076
1,198,462	e	Supervalu, Inc	12,991
35,758	*	Susser Holdings Corp	422
2,331,998	*	Taiwan TEA Corp	1,235
7,015,756		Tesco plc	39,579
7,445		Valora Holding AG.	1,780
33,390	e	Village Super Market (Class A)	876
10,668,100	e	Want Want China Holdings Ltd	8,955
62,798	e	Weis Markets, Inc	2,067
1,368,656	*,e	Whole Foods Market, Inc	49,299
275,201	*	Winn-Dixie Stores, Inc	2,653
11,049,489		WM Morrison Supermarkets plc	43,663
864,558		Woolworths Ltd	19,569
811,000		Wumart Stores	1,446
3,664	*,f	X 5 Retail Group NV (GDR)	123
10,200	e	Yaoko Co Ltd	286

		TOTAL FOOD STORES	487,732

FORESTRY - 0.1%
197,748	*,b,e	Great Southern Ltd	20
1,749	*	Gunns Ltd	100
699,560		Rayonier, Inc	30,795
4,088		Societe Internationale de Plantations d’Heveas S.A.	269
717,513		Weyerhaeuser Co	25,256

		TOTAL FORESTRY	56,440

FURNITURE AND FIXTURES - 0.1%
44,602	*,e	Astronics Corp	730
38,405		Beter BED Holding NV	817
28,500		Cleanup Corp	157
56,891		Dorel Industries, Inc (Class B)	1,779
109,951	e	Ethan Allen Interiors, Inc	1,538
40,219	*	Faurecia	637
175,000		France Bed Holdings Co Ltd	257
218,536	*,e	Furniture Brands International, Inc	1,141
244,979	e	Herman Miller, Inc	4,623
345,380	e	Hill-Rom Holdings, Inc	10,510
196,946	e	HNI Corp	5,434
47,186	e	Hooker Furniture Corp	503
10,330		Hunter Douglas Nv	379
160,810	e	Kimball International, Inc (Class B)	889
549,938	*,e	Kinetic Concepts, Inc	20,078
261,825	*,e	La-Z-Boy, Inc	1,945

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

757,704	e	Leggett & Platt, Inc	$15,200
2,964,338	e	Masco Corp	31,895
449		Mecalux S.A.	8
82,000		Okamura Corp	473
27,900		Paramount Bed Co Ltd	637
102,294		Recticel S.A.	944
200,211	*,e	Sealy Corp	535
253,796	*	Select Comfort Corp	2,221
317,787	e	Steelcase, Inc (Class A)	2,463
248,533	*,e	Tempur-Pedic International, Inc	7,642
67,000		Uchida Yoko Co Ltd	211

		TOTAL FURNITURE AND FIXTURES	113,646

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
1,128,717	*,e	Bed Bath & Beyond, Inc	41,853
152,338	*	Bell Microproducts, Inc	1,063
119,000		Best Denki Co Ltd	324
52,472		Carpetright plc	500
5,123,661	*,e	DSG International plc	1,880
180,576	e	Dunelm Group plc	883
108,483	e	EDION Corp	825
706,229	*,e	GameStop Corp (Class A)	13,270
104,105	e	Grupo Elektra S.A. de CV	4,174
135,631	e	GUD Holdings Ltd	982
1,579,028	e	Harvey Norman Holdings Ltd	4,362
79,106	e	Haverty Furniture Cos, Inc	972
56,693	*,e	hhgregg, Inc	1,322
227,795	e	JB Hi-Fi Ltd	3,624
733,322		Kesa Electricals plc	1,328
253,046	e	Knoll, Inc	3,363
33,900	e	Kohnan Shoji Co Ltd	346
45,400	e	Kojima Co Ltd	275
53,200	e	Komeri Co Ltd	1,192
78,403		K’s Holdings Corp	1,603
76,379		Nitori Co Ltd	6,584
532,826	*,e	Pier 1 Imports, Inc	3,415
71,428	*	Poltrona Frau S.p.A.	65
466,506	e	RadioShack Corp	9,102
30,755	*,e	Rex Stores Corp	492
63,700		Shimachu Co Ltd	1,159
1,659,876	e	Steinhoff International Holdings Ltd	3,832
137,905	*,e	Tuesday Morning Corp	550
828,346		Williams-Sonoma, Inc	20,560
193,868	e	Yamada Denki Co Ltd	12,667

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	142,567

GENERAL BUILDING CONTRACTORS - 0.4%
35,015	e	Ackermans & Van Haaren	2,164
81,273	e	ACS Actividades Cons y Servicios S.A.	2,987
38,552	*	Airport City Ltd	138
29,392		AMEC plc	360
34,000	*	Amrep Corp	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,700		Arnest One Corp	$666
321,016		Asunaro Aoki Construction Co Ltd	1,375
36,045	*,e	Avatar Holdings, Inc	691
617,091		Aveng Ltd	2,756
18,088	*	Azorim-Investment Development & Construction Co Ltd	65
4,177,730		Balfour Beatty plc	14,859
1,369,946	*	Barratt Developments plc	1,923
1,070		Bayside Land Corp	227
347,746	*,e	Beazer Homes USA, Inc	1,262
298,995		Bellway plc	2,734
181,838	*	Berkeley Group Holdings plc	2,063
38,846		Bird Construction, Income Fund	1,127
794,070	*	Bovis Homes Group plc	4,078
53,975	*,e	Brookfield Homes Corp	364
8,035	*	Brookfield Multiplex Group	515
86,000	*	BWG Homes ASA	194
894,372		Carillion plc	4,107
28,783	*,e	Cavco Industries, Inc	1,013
4,652,400		Century City International	336
426,539		Cheung Kong Infrastructure Holdings Ltd	1,580
7,131,080	e	China Overseas Land & Investment Ltd	13,287
18,500	*	Corp GEO S.A. de C.V. (Series B)	50
415,000	*	Daikyo, Inc	679
301,629		Daito Trust Construction Co Ltd	17,081
757,118		Daiwa House Industry Co Ltd	6,811
1,165,534		DLF Ltd	7,174
1,318,652	e	DR Horton, Inc	12,962
36,633	e	Eiffage S.A.	1,590
892,700		Farglory Land Development Co Ltd	1,765
942,215		Fletcher Building Ltd	5,042
211,000		Fujitec Co Ltd	1,082
119,312		Galliford Try PLC	556
3,068,000	*,e	Haseko Corp	2,428
326,834		Hellenic Technodomiki Tev S.A.	1,094
70,088	e	Hochtief AG.	4,185
234,184	*,e	Hovnanian Enterprises, Inc (Class A)	862
1,471,770		IJM Corp BHD	2,228
410,658	e	Impregilo S.p.A.	937
182,747		Interserve plc	541
62,882		J&P-Avax SA	97
118,376	e	JM AB	1,583
3,368,568	e	Kajima Corp	7,637
256,426	e	KB Home	2,821
48,832		Kier Group plc	703
269,024	e	Koninklijke BAM Groep NV	1,240
15,336		Lemminkainen Oyj	444
322,244	e	Lend Lease Corp Ltd	1,962
564,309	e	Lennar Corp (Class A)	7,850
435,011	e	Leopalace21 Corp	1,354
85,602	*,e	M/I Homes, Inc	825
175,000		Maeda Corp	455

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,551	e	Maisons France Confort	$161
106,061	e	McGrath RentCorp	2,416
286,966	e	MDC Holdings, Inc	7,734
117,307		Mears Group plc	426
157,111	*,e	Meritage Homes Corp	2,558
5,861	*	Michaniki S.A. (Preference)	3
65,000		Mitsui Home Co Ltd	311
104,403	e	Mota Engil SGPS S.A.	271
472,816		MRV Engenharia e Participacoes S.A.	3,329
200,663		NCC AB (B Shares)	2,983
40,509	*,e	NVR, Inc	26,535
474,723		Obayashi Corp	1,882
1,228,000		Pacific Century Premium Developments Ltd	223
506,436		Paliburg Holdings Ltd	183
111,000	e	PanaHome Corp	655
16,233		PBG S.A.	995
222,892		Peab AB (Series B)	1,087
450,000		Penta-Ocean Construction Co Ltd	557
138,692	*,e	Perini Corp	2,286
438,758	*	Persimmon plc	2,277
2,077	*	Property & Building Corp	146
1,567,237	*,e	Pulte Homes, Inc	12,977
697,815	f	Puravankara Projects Ltd	1,570
328,515	*,e	Redrow plc	551
524,000	*	Ruentex Development Co Ltd	827
223,836	e	Ryland Group, Inc	3,541
151,497	e	Sacyr Vallehermoso S.A.	752
1,670,699		Sekisui Chemical Co Ltd	10,422
845,209		Sekisui House Ltd	7,229
400,168		Shimizu Corp	1,368
56,507		Skanska AB (B Shares)	818
140,139		Sobha Developers Ltd	862
21,440		SRV Group plc	162
527,348	*,e	Standard-Pacific Corp	1,756
199,454	e	Sumitomo Forestry Co Ltd	1,592
190,727	e	Sunland Group Ltd	108
3,075,976		Taisei Corp	6,152
127,793		Takamatsu Corp	1,437
1,358,118	*	Talaat Moustafa Group	1,730
4,537,834	*	Taylor Woodrow plc	1,773
97,007	*,e	Team, Inc	1,266
47,811		Terna Energy S.A.	187
382,000	e	Toda Corp	1,229
18,200	e	Token Corp	497
108,370		Tokyu Construction Co Ltd	283
697,525	*,e	Toll Brothers, Inc	11,412
322,000		United Engineers Ltd	504
664,215	*,e	Urbi Desarrollos Urbanos S.A. de C.V	1,229
133,500		Veidekke ASA	800
756,054	e	Vinci S.A.	31,392
39,000		Yahagi Construction Co Ltd	235
182,743		YIT Oyj	3,272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,873,493		YTL Corp BHD	$4,273

		TOTAL GENERAL BUILDING CONTRACTORS	324,133

GENERAL MERCHANDISE STORES - 1.4%
191,046	*,e	99 Cents Only Stores	2,827
2,001,952	e	Aeon Co Ltd	21,183
48,200		Arc Land Sakamoto Co Ltd	701
533,455	*,e	Big Lots, Inc	17,119
164,871	*,e	BJ’s Wholesale Club, Inc	6,102
50,528	*	Bon-Ton Stores, Inc/the	493
296,168	e	Casey’s General Stores, Inc	10,336
46,048	*,e	Conn’s, Inc	271
1,675,669	e	Costco Wholesale Corp	91,877
106,000	*,e	Daiei, Inc	436
1,045,469	e	David Jones Ltd	3,754
321,711	e	Dillard’s, Inc (Class A)	6,917
408,171	*,e	Dollar General Corp	11,245
161,200	e	Don Quijote Co Ltd	4,322
24,887	*	Dufry Group	1,861
910,696	e	Family Dollar Stores, Inc	34,324
1,317,671		Far Eastern Department Stores Co Ltd	1,071
196,398	e	Fred’s, Inc (Class A)	2,172
1,073,000	e	Golden Eagle Retail Group Ltd	2,240
146,716	e	Hankyu Department Stores, Inc	950
31,860		Hyundai Department Store Co Ltd	3,044
882,000	e	Intime Department Store Group Co Ltd	881
411,965	e	Isetan Mitsukoshi Holdings Ltd	4,016
1,345,360		J Front Retailing Co Ltd	6,475
53,955	e	Japan Airport Terminal Co Ltd	795
2,853,068	e	JC Penney Co, Inc	61,284
92,000	e	Joshin Denki Co Ltd	928
343,302		Keio Corp	2,217
1,028,358	e	Kintetsu Corp	3,138
45,000		Lifestyle International Holdings Ltd	87
436,287		Lojas Americanas S.A.	3,162
171,049		Lojas Renner S.A.	4,643
2,056,927		Macy’s, Inc	36,819
722,433		Marks & Spencer Group plc	3,559
632,301		Marui Co Ltd	4,259
37,800	*	Matsuya Co Ltd	321
506,000		Metro Holdings Ltd	273
106,305		Mothercare plc	902
2,731,384	e	Myer Holdings Ltd	7,207
456,100		New World Department Store China Ltd	412
986,720		Next plc	29,419
40,939		North West Co Fund	735
394,921	e	Odakyu Electric Railway Co Ltd	3,390
481,502		Pantaloon Retail India Ltd	4,272
2,626,800	*	PCD Stores Ltd	815
64,254		PPR	7,982
51,010		Rallye S.A.	1,546
32,182		Reject Shop Ltd	424

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,101	*,e	Retail Ventures, Inc	$869
64,300	e	Ryohin Keikaku Co Ltd	2,556
559,711		SACI Falabella	3,644
652,017	*,e	Saks, Inc	4,949
96,425	*,e	Sears Holdings Corp	6,234
45,314		Shinsegae Co Ltd	19,579
730,921		SM Investments Corp	6,531
227,209	*,e	Stein Mart, Inc	1,416
43,077	e	Stockmann Oyj Abp (B Share)	1,326
1,367,196	e	Takashimaya Co Ltd	10,898
4,194,191	e	Target Corp	206,228
509,407	e	Tobu Railway Co Ltd	2,744
1,077,101		Tokyu Corp	4,384
123,067		UNY Co Ltd	935
10,010,058	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	22,167
11,316,781	e	Wal-Mart Stores, Inc	543,999
215,787		Warehouse Group Ltd	499

		TOTAL GENERAL MERCHANDISE STORES	1,252,164

HEALTH SERVICES - 0.9%
10,300		Ain Pharmaciez Inc	418
52,810	*	Algeta ASA	566
108,690	*,e	Alliance Imaging, Inc	439
236,996	*,e	Allied Healthcare International, Inc	550
35,122	*	Almost Family, Inc	1,227
127,105	*,e	Amedisys, Inc	5,589
58,765		America Service Group, Inc	1,011
80,757	*,e	American Dental Partners, Inc	978
1,417,750	e	AmerisourceBergen Corp	45,014
179,024	*	Amsurg Corp	3,190
46,650	*,e	Assisted Living Concepts, Inc (A Shares)	1,380
1,317,600		Bangkok Dusit Medical Service PCL	1,186
18,219		Biogaia AB (B Shares)	192
3,032	e	BioMerieux	311
101,165	*,e	Bio-Reference Labs, Inc	2,243
17,900		BML, Inc	405
183,002	*,e	Brookdale Senior Living, Inc	2,745
10,912		Clinica Baviera S.A.	105
63,917		CML Healthcare Income Fund	596
206,131	*	Community Health Systems, Inc	6,969
157,813	*,e	Continucare Corp	529
36,344	*,e	Corvel Corp	1,228
138,274	*,e	Covance, Inc	7,096
1,079,290	*,e	Coventry Health Care, Inc	19,082
195,899	*,e	Cross Country Healthcare, Inc	1,761
88,280	*	Crucell NV	1,614
152,909	*,e	CryoLife, Inc	824
386,350	*	DaVita, Inc	24,124
171,970		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	217
103,629	*,e	eHealth, Inc	1,178
91,224	*,e	Emeritus Corp	1,488

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,539	e	Ensign Group, Inc	$951
154,819	*,e	Enzo Biochem, Inc	630
134,852	*	Evotec AG.	332
43,001	*,e	ExonHit Therapeutics SA	127
4,104,424	*	Express Scripts, Inc	192,991
97,844	*	Five Star Quality Care, Inc	295
4,907	*	Fleury S.A.	54
4,186,760		Fraser and Neave Ltd	15,310
139,778	e	Fresenius Medical Care AG.	7,542
60,131	*,e	Genomic Health, Inc	777
75,439	*	Genoptix, Inc	1,298
155,901	*	Gentiva Health Services, Inc	4,211
135,295	*,e	Health Grades, Inc	812
743,792	*,e	Health Management Associates, Inc (Class A)	5,779
423,714	e	Healthscope Ltd	1,848
1,365,618	*,e	Healthsouth Corp	25,551
169,983	*,e	Healthways, Inc	2,026
295,013	*,e	Immunomedics, Inc	912
75,836	*,e	IPC The Hospitalist Co, Inc	1,903
950		Japan Longlife Co Ltd	294
200,894	*	Kindred Healthcare, Inc	2,579
886,431		Laboratorios Almirall S.A.	6,924
286,023	*,e	Laboratory Corp of America Holdings	21,552
82,332	*,e	LCA-Vision, Inc	456
61,178	*,e	LHC Group, Inc	1,698
119,617	*,e	LifePoint Hospitals, Inc	3,756
388,923	*,e	Lincare Holdings, Inc	12,644
6,612		LVL Medical Groupe S.A.	126
176,100	*,e	Magellan Health Services, Inc	6,396
2,130,498		McKesson Corp	143,084
95,375	*	MDS, Inc	805
87,994	*,e	Medcath Corp	692
2,240,022	*	Medco Health Solutions, Inc	123,380
190		Message Co Ltd	413
30,556	e	Mindray Medical International Ltd (ADR) (Class A)	960
38,007	e	National Healthcare Corp	1,310
551,396	*,e	Nektar Therapeutics	6,672
1,866,954	e	Network Healthcare Holdings Ltd	3,129
213,730	*	Odyssey HealthCare, Inc	5,711
264,512	e	Omnicare, Inc	6,269
28,304		Orpea	1,068
1,709	*,e	Osteotech, Inc	5
1,042,000		Parkway Holdings Ltd	2,637
102,844	*,e	Pediatrix Medical Group, Inc	5,719
226,173		Pharmaceutical Product Development, Inc	5,747
4,246	*,f	Pharmstandard (GDR)	92
16,437		Prim S.A.	133
822,365	e	Primary Health Care Ltd	2,448
30,314	*	Prospect Medical Holdings, Inc	183
275,918	*,e	Psychiatric Solutions, Inc	9,028
320,153		Quest Diagnostics, Inc	15,934
672,000		Raffles Medical Group Ltd	818

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

212,959		Ramsay Health Care Ltd	$2,505
110,078	*,e	RehabCare Group, Inc	2,397
197,188	e	Rhoen Klinikum AG.	4,388
221,037	*,e	Select Medical Holdings Corp	1,499
98,383	*,e	Skilled Healthcare Group, Inc (Class A)	668
313,926	e	Sonic Healthcare Ltd	2,732
231,111	*,e	Sun Healthcare Group, Inc	1,867
248,695	*,e	Sunrise Senior Living, Inc	691
189,674		Synergy Healthcare plc	1,846
59,937	*,e	Team Health Holdings, Inc	774
1,050,317	*	Tenet Healthcare Corp	4,558
821,909	e	Universal Health Services, Inc (Class B)	31,356
68,934	*	US Physical Therapy, Inc	1,164
38,772	*,e	Virtual Radiologic Corp	665

		TOTAL HEALTH SERVICES	847,376

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.2%
59,344	e	Abengoa S.A.	1,150
292,731		Abertis Infraestructuras S.A.	4,208
22,581	e	Acciona S.A.	1,719
102,355	e	Aecon Group, Inc	994
179,527		Astaldi S.p.A.	908
46,573		Athens Water Supply & Sewage Co S.A.	283
144,013		Boskalis Westminster	5,594
416,101		Bouygues S.A.	16,061
399,862	*,e	Broadwind Energy, Inc	1,120
302,000	e	Chiyoda Corp	2,193
25,290		Compagnie d’Entreprises CFE	1,118
103,797	*,e	Comverge, Inc	930
7,003,402		ConnectEast Group	2,225
85,220		Costain Group plc	255
48,844		Daelim Industrial Co	2,516
21,600	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	51
21,086	e	Fomento de Construcciones y Contratas S.A.	451
38	*,e	Foster Wheeler AG.	1
2,993,800		Gamuda BHD	2,930
87,634		GEK Group of Cos S.A.	416
292,221		Giken Seisakusho Co, Inc	1,368
166,200	e	Granite Construction, Inc	3,919
366,477	e	Great Lakes Dredge & Dock Corp	2,199
66,780		GS Engineering & Construction Corp	4,046
528,000	e	Guangzhou Investment Co Ltd	114
453,000	e	Hyflux Ltd	1,044
93,363		Hyundai Engineering & Construction Co Ltd	4,293
3,310,000	e	Jiangsu Express	2,994
55,671	*,e	LB Foster Co (Class A)	1,443
117,000		Maeda Road Construction Co Ltd	954
186,004	*	Matrix Service Co	1,732
450,180		Murray & Roberts Holdings Ltd	2,266
77,378	*,e	MYR Group, Inc	1,291
161,000		Nippo Corp	1,198
385,000		Nishimatsu Construction Co Ltd	454

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,199		Obrascon Huarte Lain S.A.	$1,760
278,000		Okumura Corp	1,017
134,223		Orascom Construction Industries	5,284
118,608	*,e	Orion Marine Group, Inc	1,684
3,746,617		Saipem S.p.A.	114,114
322,289		Shikun & Binui Ltd	563
54,800	e	SHO-BOND Holdings Co Ltd	1,100
127,347	*,e	Sterling Construction Co, Inc	1,648
40,000		Taihei Dengyo Kaisha Ltd	288
90,000	*	Takuma Co Ltd	212
44,001		Tecnicas Reunidas S.A.	2,001
306,108	*,e	Teixeira Duarte - Engenharia Construcoes S.A.	363
36,790	*	TK Development	130
332,000		Toa Corp/Tokyo	322
149,558	e	Tognum AG.	2,789
35,000		Tokyo Energy & Systems, Inc	230
57,000	e	Toshiba Plant Systems & Services Corp	712
693,000		Toyo Construction Co Ltd	317
133,426	e	Transurban Group	474
82,000		Yokogawa Bridge Holdings Corp	486
3,820,000		Zhejiang Expressway Co Ltd	3,520

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	213,452

HOLDING AND OTHER INVESTMENT OFFICES - 2.9%
962,148		3i Group plc	3,795
941,394		Aberdeen Asset Management plc	1,802
185,880	e	Acadia Realty Trust	3,127
6,858	*,e	Advance Residence Investment Corp	8,920
126,971	*,e	Affiliated Managers Group, Inc	7,716
373,213	*	Afirma Grupo Inmobiliario S.A.	91
33,103	e	Agree Realty Corp	772
8,254	e	Alexander’s, Inc	2,500
165,809	e	Alexandria Real Estate Equities, Inc	10,507
31,284,400	e	Allco Commercial Real Estate Investment Trust	3,113
27,817		Allied Properties Real Estate Investment Trust	512
102,857	*	Altamir Amboise	696
363,820	e	AMB Property Corp	8,626
298,502	e	American Campus Communities, Inc	8,146
147,081	e	American Capital Agency Corp	3,886
2,718,472	e	Annaly Mortgage Management, Inc	46,622
698,471	e	Anworth Mortgage Asset Corp	4,973
493,587	e	Apartment Investment & Management Co (Class A)	9,561
40,543	e	Apollo Commercial Real Estate Finance, Inc	667
488,812		ARC Energy Trust	9,059
30,051		Artis Real Estate Investment Trust	306
693,115		Ascendas Real Estate Investment Trust	895
603,000		Ascott Residence Trust	483
204,976	*,e	Ashford Hospitality Trust, Inc	1,502
477,568	e	Ashmore Group plc	1,723
169,273	e	Associated Estates Realty Corp	2,192
400,403	e	Atrium European Real Estate Ltd	1,723
840,751	e	Australian Infrastructure Fund	1,189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

406,578	e	AvalonBay Communities, Inc	$37,962
2,215	*	Ayala Corp	0	^
244,636		Ayala Corp (Preference)	1,701
740,827	e	Babcock & Brown Japan Property Trust	201
1,052,761	e	Babcock & Brown Wind Partners	630
4,146		Bajaj Finserv Ltd	39
63,921		Bajaj Holdings and Investment Ltd	3,402
23,803		Befimmo SCA Sicafi	1,627
5,166,305	*	Berkshire Hathaway, Inc (Class B)	411,704
562,537	e	BioMed Realty Trust, Inc	9,051
66,959		Boardwalk Real Estate Investment Trust	2,520
753,679	e	Boston Properties, Inc	53,768
50,900		Boustead Holdings Berhad	62
831,510	e	Brandywine Realty Trust	8,939
137,981	e	BRE Properties, Inc (Class A)	5,096
338,514		Brewin Dolphin Holdings plc	651
4,816,000		Brightoil Petroleum Holdings Ltd	2,230
802,438	e	Brookfield Asset Management, Inc	18,144
375,427	*,e	BTG plc	1,111
485,545	e	Bunnings Warehouse Property Trust	766
78,375		Calloway Real Estate Investment Trust	1,540
987,000		Cambridge Industrial Trust	347
247,308	e	Camden Property Trust	10,103
48,691		Canadian Apartment Properties REIT	685
79,356		Canadian Real Estate Investment Trust	2,071
4,798,400	e	CapitaCommercial Trust	4,156
388,568	e	Capital Lease Funding, Inc	1,791
14,975	e	Capital Southwest Corp	1,316
835,000		CapitaMalls Asia Ltd	1,248
530,000		CapitaRetail China Trust	467
298,718	e	Capstead Mortgage Corp	3,304
731,692	e	CBL & Associates Properties, Inc	9,102
961,000	e	CDL Hospitality Trusts	1,191
320,588	e	Cedar Shopping Centers, Inc	1,930
1,195,172	e	CFS Gandel Retail Trust	1,889
778,990		Challenger Diversified Property Group	339
1,535,115	e	Charter Hall Group	767
37,707	*	Chatham Lodging Trust	674
41,878	e	Cherokee, Inc	716
2,450,299		China Merchants Holdings International Co Ltd	8,089
228,995	e	CI Financial Corp	3,829
41,460	*	Clal Biotechnology Industries Ltd	206
55,815	*	Climate Exchange plc	623
19,131		Cofinimmo	2,156
249,765	e	Cogdell Spencer, Inc	1,688
376,030	e	Colonial Properties Trust	5,464
76,242	e	Colony Financial, Inc	1,288
38,998		Cominar Real Estate Investment Trust	680
4,183,260	e	Commonwealth Property Office Fund	3,250
4,900		Compagnie Financiere Tradition S.A.	477
210,387		Companhia de Concessoes Rodoviarias	4,357
33,961		Corp Financiera Alba	1,251

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

213,475	e	Corporate Office Properties Trust	$8,061
521,010	e	Cousins Properties, Inc	3,512
58,322	e	CreXus Investment Corp	725
1,535	*,e	DA Office Investment Corp	3,407
2,006,000		Dah Chong Hong Holdings Ltd	1,241
100,681		Danvers Bancorp, Inc	1,455
2,383,455	e	DB RREEF Trust	1,529
1,138,382	e	DCT Industrial Trust, Inc	5,145
18,939		Deutsche Beteiligungs AG.	431
808,236	e	Developers Diversified Realty Corp	8,002
794,312	e	DiamondRock Hospitality Co	6,529
290,193	e	Digital Realty Trust, Inc	16,738
159,762	e	Domino’s Pizza UK & IRL plc	903
274,350	e	Douglas Emmett, Inc	3,901
1,107,468		Duke Realty Corp	12,570
57,685	e	Dynex Capital, Inc	532
41,398	*	East Capital Explorer AB	377
135,533	e	EastGroup Properties, Inc	4,822
39,766	*	Eco Business-Immobilien AG.	312
261,242	e	Education Realty Trust, Inc	1,575
26,029	*	Elron Electronic Industries	151
1,698,000		Emperor International Holdings	366
291,020		Entertainment Properties Trust	11,079
118,745	*	EOS Russia AB	701
132,497	e	Equity Lifestyle Properties, Inc	6,390
160,647	e	Equity One, Inc	2,506
1,059,807	e	Equity Residential	44,130
113,837	e	Essex Property Trust, Inc	11,104
59,612		Eurazeo	3,420
75,301	*	Excel Trust, Inc	904
447,999	e	Extra Space Storage, Inc	6,227
258,015	e	Federal Realty Investment Trust	18,131
378,568	*,e	FelCor Lodging Trust, Inc	1,889
64,799	*	Financial Engines, Inc	881
391,591	*,e	First Industrial Realty Trust, Inc	1,887
176,658	e	First Potomac Realty Trust	2,539
24,076	e	Fonciere Des Regions	1,985
1,887,000	e	Fortune Real Estate Investment Trust	856
2,734,800	e	Fosun International	1,910
312,525	e	Franklin Street Properties Corp	3,691
5,613,200	e	Franshion Properties China Ltd	1,543
668,000		Frasers Centrepoint Trust	617
252	*,e	Frontier Real Estate Investment Corp	1,730
147	*	Fukuoka REIT Corp	849
746,765	b	General Growth Properties, Inc	9,902
3,542,840		Genting BHD	7,750
509,215	*	Getin Holding S.A.	1,413
136,697	e	Getty Realty Corp	3,063
25,337	e	Gimv NV	1,145
133,741	e	Gladstone Capital Corp	1,446
40,927	e	Gladstone Commercial Corp	669
1,087,444	e	Glimcher Realty Trust	6,503

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183	*,e	Global One Real Estate Investment Corp	$1,262
1,804,000	*	GMG Global Ltd	281
26,162,988	*,e	GOME Electrical Appliances Holdings Ltd	7,895
870,363		Goodman Property Trust	543
1,444,198		GPT Group	3,372
49,200	*,e	Gramercy Capital Corp	62
75,687		Groupe Bruxelles Lambert S.A.	5,248
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
372,897	e	Groupe Eurotunnel S.A.	2,520
138,304		GS Holdings Corp	4,308
9,562,413	e	Guinness Peat Group plc	4,307
18,000	*	H&R Real Estate Investment Trust	287
185		Hankyu Reit, Inc	715
138,691	*,e	Harris & Harris Group, Inc	567
172,774	e	Hatteras Financial Corp	4,807
1,221,226	e	HCP, Inc	39,385
463,823		Health Care REIT, Inc	19,536
304,788	e	Healthcare Realty Trust, Inc	6,696
180,126		Heineken Holding NV	6,580
541,826		Hersha Hospitality Trust	2,449
89,947	*	HFF, Inc (Class A)	636
358,887	e	Highwoods Properties, Inc	9,963
169,902	*	Hilltop Holdings, Inc	1,701
787,200		HKR International Ltd	294
192,879	e	Home Properties, Inc	8,693
650,805	e	Hospitality Properties Trust	13,732
3,566,951	e	Host Marriott Corp	48,082
1,030,812		HRPT Properties Trust	6,401
249		Industrial & Infrastructure Fund Investment Corp	894
1,032,365		Infratil Ltd	1,137
3,990,765	e	ING Industrial Fund	1,246
388,925	e	Inland Real Estate Corp	3,080
10,136		Intervest Offices	264
140,496	e	Invesco Mortgage Capital, Inc	2,811
23,617	*	Investimentos Itau S.A	143
3,699,480		Investimentos Itau S.A. PR	21,951
393,284	e	Investors Real Estate Trust	3,473
77,629	*,e	Ironwood Pharmaceuticals, Inc	925
1,500,000	e	iShares MSCI Canada Index Fund	37,230
1,220,171	e	iShares MSCI EAFE Index Fund	56,751
267,741	*	iShares MSCI EMERGING MKT	9,992
473,307	e	iShares Russell 2000 Index Fund	28,910
463,570	*,e	iStar Financial, Inc	2,068
136,918	*,e	Jafco Co Ltd	3,029
302,033	*	Jamba, Inc	643
4,893,000	*,e	Japan Asia Investment Co Ltd	2,937
389	e	Japan Excellent, Inc	1,838
256		Japan Logistics Fund Inc	1,991
4,484		Japan Prime Realty Investment Corp	9,445
1,117		Japan Real Estate Investment Corp	9,099
4,166	*	Japan Retail Fund Investment Corp	5,074
1,200		Joint Reit Investment Corp	3,380

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,655	*	KBC Ancora	$802
1,370	*	Kenedix Realty Investment Corp	3,815
273,179	e	Kilroy Realty Corp	8,122
2,804,697	e	Kimco Realty Corp	37,695
222,537	e	Kite Realty Group Trust	930
1,155,226	e	Kiwi Income Property Trust	709
813,000		K-REIT Asia	660
59,700		KrisAssets Holdings Berhad	59
4,117,500	e	KWG Property Holding Ltd	2,532
354,894	e	LaSalle Hotel Properties	7,300
657,412	e	Lexington Corporate Properties Trust	3,951
195,869		LG Corp	10,480
264,815	e	Liberty Property Trust	7,640
1,095,000		Lippo-Mapletree Indonesia Retail Trust	370
104,113	e	LTC Properties, Inc	2,527
29,777		Lundbergs AB (B Shares)	1,327
759,230	e	Macerich Co	28,334
332,805	e	Mack-Cali Realty Corp	9,894
2,362,972	e	Macquarie CountryWide Trust	1,085
1,095,369	e	Macquarie Infrastructure Group	954
420,949		Macquarie Leisure Trust Group	348
2,536,000	e	Macquarie MEAG Prime REIT	1,001
8,703,956	e	Macquarie Office Trust	1,818
177,985	*	Maguire Properties, Inc	521
50,274	e	Main Street Capital Corp	751
3,433,893		Mapletree Logistics Trust	2,038
1,028,106		Marfin Investment Group S.A	1,259
36,442	e	Martifer SGPS S.A.	80
490,301	e	Medical Properties Trust, Inc	4,628
2,717,213	*,e	Melco International Development	1,068
11,617	*	METabolic EXplorer S.A.	70
1,325,044		MFA Mortgage Investments, Inc	9,805
228	e	MID Reit, Inc	440
181,997	e	Mid-America Apartment Communities, Inc	9,367
300,747	e	Mission West Properties, Inc	2,051
10,590		Mobimo Holding AG.	1,847
127,654	e	Monmouth Real Estate Investment Corp (Class A)	943
41,121		Morguard Real Estate Investment Trust	510
640		Mori Hills REIT Investment Corp	1,306
342	e	Mori Trust Sogo Reit, Inc	2,548
13,225	*	MPC Muenchmeyer Petersen Capital AG.	55
115,001		MVC Capital, Inc	1,486
112,475	e	National Health Investors, Inc	4,337
404,169		National Retail Properties, Inc	8,665
27,424		Nationale A Portefeuille	1,167
642,615	e	Nationwide Health Properties, Inc	22,986
16,014		NetVision Ltd	167
309,317	*	Newcastle Investment Corp	829
45,890	e	Nieuwe Steen Investments NV	753
269		Nippon Accommodations Fund, Inc	1,412
357	e	Nippon Building Fund, Inc	2,833
3,503	*,e	Nippon Commercial Investment Corp	3,358

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

740		Nomura Real Estate Office Fund, Inc	$3,684
204	*	Nomura Real Estate Residential Fund, Inc	756
19,469		Northern Property Real Estate Investment Trust	424
297,589	e	NorthStar Realty Finance Corp	795
1,094,759		NWS Holdings Ltd	1,979
492,055	e	Omega Healthcare Investors, Inc	9,807
49,754		One Liberty Properties, Inc	742
15,231		Orascom Development Holding AG.	848
57,767		Oresund Investment AB	809
512	*	Orix JREIT, Inc	2,126
8,046		OZ Holding AG.	203
514,000		Parkway Life Real Estate Investment Trust	498
126,693	e	Parkway Properties, Inc	1,846
21,236		Partners Group	2,562
101,506	*,e	Pebblebrook Hotel Trust	1,913
309,147	e	Pennsylvania Real Estate Investment Trust	3,778
79,074	*,e	Pennymac Mortgage Investment Trust	1,257
100,484	e	Piedmont Office Realty Trust, Inc	1,882
197,124	*	Pinetree Capital Ltd	215
818,369	e	Plum Creek Timber Co, Inc	28,258
2,099,000	e	Poly Hong Kong Investment Ltd	2,057
6,376,160		Polytec Asset Holdings Ltd	998
142,065		Porto Seguro S.A.	1,468
251,663	e	Post Properties, Inc	5,720
177,027	e	Potlatch Corp	6,325
767		Premier Investment Co	2,919
90,078		Premier Investments Ltd	459
50,116		Primaris Retail Real Estate Investment Trust	822
1,935,183	e	Prologis	19,603
343,308	e	Prospect Capital Corp	3,313
2,518,000		Prosperity REIT	451
132,654		PS Business Parks, Inc	7,399
559,432	e	Public Storage, Inc	49,180
426,216	*,e	RAIT Investment Trust	797
201,233	e	Ramco-Gershenson Properties	2,032
63,104	e	Rathbone Brothers	751
85,895		Ratos AB (B Shares)	2,152
361,676	e	Realty Income Corp	10,970
2,875,697		Redefine Income Fund Ltd	2,695
448,374	e	Redwood Trust, Inc	6,564
38,805,000		Regal Real Estate Investment Trust	9,082
387,274	e	Regency Centers Corp	13,322
7,014,237	e	Resolution Ltd	6,634
190,183	e	Resource Capital Corp	1,080
188,921		RioCan Real Estate Investment Trust	3,379
23,573	e	Saul Centers, Inc	958
12,735	*	SBI Holdings, Inc	1,582
600,684		Senior Housing Properties Trust	12,080
850,600		Shanghai Industrial Holdings Ltd	3,367
3,157,000	e	Shimao Property Holdings Ltd	4,898
1,064,854		Shinhan Financial Group Co Ltd	39,196
1,489,998	e	Simon Property Group, Inc	120,318

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,424,000	e	Skyworth Digital Holdings Ltd	$1,597
626,596	e	SL Green Realty Corp	34,488
9,168		Societe Fonciere Financiere et de Participations FFP	415
18,995	e	Societe Immobiliere de Location pour l’Industrie et le Commerce	1,875
138,301	*	Sonae Capital SGPS S.A.	81
505,161		Southern Cross Media Group	692
126,830	e	Sovran Self Storage, Inc	4,367
1,585,887		SPDR Trust Series 1	163,696
53,725	*,e	SRS Labs, Inc	492
562,290	e	Starwood Property Trust, Inc	9,531
692,688	*,e	Strategic Hotels & Resorts, Inc	3,041
88,877	e	Sun Communities, Inc	2,307
2,159,000		Sunlight Real Estate Investment Trust	547
517,312	*,e	Sunstone Hotel Investors, Inc	5,137
2,556,000		Suntec Real Estate Investment Trust	2,392
242,121	e	Tanger Factory Outlet Centers, Inc	10,019
280,196	e	Taubman Centers, Inc	10,544
54,651	*,e	Terreno Realty Corp	968
7,028,000	*	TM International BHD	8,453
16,100		Tokyu Community Corp	428
338		Tokyu REIT, Inc	1,756
885		Top REIT Inc	3,889
107,064		Two Harbors Investment Corp	883
708,930	e	UDR, Inc	13,562
42,329	e	UMH Properties, Inc	426
387	e	United Urban Investment Corp	2,310
45,989		Universal Health Realty Income Trust	1,478
124,937	*	Uranium Participation Corp	663
103,446	e	Urstadt Biddle Properties, Inc (Class A)	1,669
498,008		U-Store-It Trust	3,715
502,144	*,e	Vantage Drilling Co	678
27,685		Vastned Offices/Industrial	338
812,563	e	Ventas, Inc	38,150
1,556,599	e	Virgin Media, Inc	25,980
29,114	*,e	Virtus Investment Partners, Inc	545
683,624	e	Vornado Realty Trust	49,870
471,648	*,e	WABCO Holdings, Inc	14,847
105,844	e	Walter Investment Management Corp	1,731
277,671		Washington Real Estate Investment Trust	7,661
256,911	e	Weingarten Realty Investors	4,894
67,424	e	Wendel	3,395
7,955,497		Westfield Group	80,843
250,000		Westway Group, Inc	1,033
4,405,009		Wharf Holdings Ltd	21,340
78,545	e	Winthrop Realty Trust	1,006

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,599,797

HOTELS AND OTHER LODGING PLACES - 0.4%
876,160	e	Accor S.A.	40,562
116,947	e	Ameristar Casinos, Inc	1,761
2,341,611	*,e	Banyan Tree Holdings Ltd	1,379

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,209	*,e	Bluegreen Corp	$214
280,335	*,e	Boyd Gaming Corp	2,380
55,843	*,e	Chesapeake Lodging Trust	883
59,074	e	Choice Hotels International, Inc	1,785
30,919	*,e	Club Mediterranee S.A.	459
279,356	e	Crown Ltd	1,811
54,365	*	Empire Resorts, Inc	89
69,000	e	Fujita Kanko, Inc	266
181,090	*,e	Gaylord Entertainment Co	4,000
9,546,000	*	Golden Resorts Group Ltd	469
701,399		Great Eagle Holdings Ltd	1,783
102,873		Holidaybreak plc	453
21,176	*,e	Home Inns & Hotels Management, Inc (ADR)	827
941,938	e	Hongkong & Shanghai Hotels	1,555
1,727,000		Hotel Properties Ltd	3,063
142,143	*,e	Hyatt Hotels Corp	5,272
300,000		Indian Hotels Co Ltd	671
81,984	e	Intercontinental Hotels Group plc	1,292
89,936	*,e	Isle of Capri Casinos, Inc	833
13,200		Kyoritsu Maintenance Co Ltd	178
5,068,000	*	Lai Sun Development	90
1,313,584	*,e	Las Vegas Sands Corp	29,083
120,667	e	Marcus Corp	1,142
1,141,983	e	Marriott International, Inc (Class A)	34,191
889,068	*,e	MGM Mirage	8,571
225,721		Millennium & Copthorne Hotels plc	1,362
6,005,296		Minor International PCL	1,855
51,545	*,e	Monarch Casino & Resort, Inc	522
84,409	*,e	Morgans Hotel Group Co	520
105,012	*,e	NH Hoteles S.A.	318
478,714	e	Nishi-Nippon Railroad Co Ltd	1,933
3,557,224	*,e	Orient-Express Hotels Ltd (Class A)	26,323
80,152	*	Outdoor Channel Holdings, Inc	374
6,428	e	Pierre & Vacances	429
60,224	*	Red Lion Hotels Corp	360
737,000		Regal Hotels International Holdings Ltd	288
93,200	e	Resorttrust, Inc	1,313
117,096	*,e	Rezidor Hotel Group AB	491
17,490,000	*,e	Sands China Ltd	25,850
2,028,613		Shangri-La Asia Ltd	3,744
80,803		Sol Melia S.A.	510
674,000		Stamford Land Corp Ltd	244
1,378,428	e	Starwood Hotels & Resorts Worldwide, Inc	57,108
122,871		Thomas Cook Group plc	325
107,169		TUI Travel plc	333
840,097		United Overseas Land Ltd	2,263
163,674	*,e	Vail Resorts, Inc	5,714
838,049	e	Wyndham Worldwide Corp	16,878
7,208,000	*,e	Wynn Macau Ltd	11,754
215,655	e	Wynn Resorts Ltd	16,448

		TOTAL HOTELS AND OTHER LODGING PLACES	322,321

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.6%
3,191,612	e	3M Co	$252,106
467,017	*,e	3PAR, Inc	4,348
54,521	e	Aaon, Inc	1,271
4,051,404		Acer, Inc	9,402
300,970	e	Actuant Corp (Class A)	5,667
280,978		Advantech Co Ltd	574
21,700		AG Growth International Inc	715
417,613	*,e	AGCO Corp	11,263
40,500	*,e	Aichi Corp	163
75,000	*	Aida Engineering Ltd	309
664,465	e	Aixtron AG.	15,709
58,473	e	Alamo Group, Inc	1,269
1,496,258	e	Alfa Laval AB	19,431
157,783	*,e	Allis-Chalmers Energy, Inc	325
199,149	e	Alstom RGPT	9,017
152,009	*,e	Altra Holdings, Inc	1,979
1,167,088		Amada Co Ltd	7,672
116,500	e	Amano Corp	935
56,180	e	Ampco-Pittsburgh Corp	1,170
76,210		Andritz AG.	4,251
5,330,644	e	Applied Materials, Inc	64,074
35,354	*,e	Argan, Inc	369
74,000	e	Asahi Diamond Industrial Co Ltd	1,140
112,496	*	ASM International NV	2,202
691,748	e	ASM Pacific Technology	5,374
952,074		ASML Holding NV	26,201
91,347	*,e	Astec Industries, Inc	2,533
13,469	*,e	A-TEC Industries AG.	138
1,054,524		Atlas Copco AB (A Shares)	15,418
84,204	e	Atlas Copco AB (B Shares)	1,112
149,143	*	ATS Automation Tooling Systems, Inc	797
452,503	*	Axcelis Technologies, Inc	701
1,709,120		Benq Corp	842
17,968	*	Biesse S.p.A.	109
103,082	e	Black Box Corp	2,875
280,941	*	Blount International, Inc	2,885
243,237	e	Bradken Ltd	1,458
1,248,244		Brambles Ltd	5,685
240,505	e	Briggs & Stratton Corp	4,093
961,127	*	Brocade Communications Systems, Inc	4,959
301,992	*,e	Brooks Automation, Inc	2,334
428,011		Brother Industries Ltd	4,443
9,241		Bucher Industries AG.	983
333,279	e	Bucyrus International, Inc (Class A)	15,814
60,903		Burckhardt Compression Holding AG.	10,727
12,997		BWT AG.	293
1,745,135	e	Canon, Inc	65,040
50,537		Cargotec Corp (B Shares)	1,319
627,734		Carlisle Cos, Inc	22,680
41,836	e	Cascade Corp	1,490
141,177	e	Casio Computer Co Ltd	848

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,718,506	e	Caterpillar, Inc	$163,302
364,085		Charter International plc	3,406
510,881		Chicony Electronics Co Ltd	1,132
3,418,000		China Railway Construction Corp	4,294
3,586,400	e	China Zhongwang Holdings Ltd	2,272
388,686	*,e	Cirrus Logic, Inc	6,145
378,819		Citizen Watch Co Ltd	2,314
73,900		CKD Corp	551
589,212		Clevo Co	1,227
57,239	*	CNH Global NV	1,296
89,132	*,e	Colfax Corp	928
92,173	*,e	Columbus McKinnon Corp	1,288
7,373,110		Compal Electronics, Inc	8,781
280,680	*,e	Cray, Inc	1,566
1,084,803	e	Cummins, Inc	70,653
232,468	e	Curtiss-Wright Corp	6,751
126,976		Customers Ltd	298
145,305	*	Cymer, Inc	4,365
124,500		Daifuku Co Ltd	764
82,203		Daikin Industries Ltd	2,506
26,254	e	Danieli & Co S.p.A.	476
139,403		Danieli & Co S.p.A. (RSP)	1,425
1,783,007	e	Deere & Co	99,278
3,135,964		Delta Electronics, Inc	10,010
88,088	*,e	Deutz AG.	440
143,402	e	Diebold, Inc	3,908
127,472	e	Disco Corp	8,064
332,947	e	Donaldson Co, Inc	14,200
548,800	e	Dongfang Electric Co Ltd	1,688
112,080		Doosan Infracore Co Ltd	1,734
47,248	*	Douglas Dynamics, Inc	543
1,243,439	e	Dover Corp	51,963
198,688	*	Dresser-Rand Group, Inc	6,269
450,809	*,e	Dril-Quip, Inc	19,845
11,348		Duerr AG.	238
33,000	*	Eagle Industry Co Ltd	226
781,105	e	Eaton Corp	51,116
703,992	*,e	Ebara Corp	2,992
2,202	*	Electra Israel Ltd	203
1,075,971		Electrolux AB (Series B)	24,598
8,570,288	*	EMC Corp	156,837
4,217,985		Emerson Electric Co	184,285
393,693	*,e	Emulex Corp	3,614
245,349	*,e	Ener1, Inc	829
90,403	*,e	EnPro Industries, Inc	2,545
643,618	*,e	Entegris, Inc	2,555
6,224		Envitec Biogas AG.	88
436,721	*,e	Extreme Networks, Inc	1,179
271,511	*	Fanuc Ltd	30,660
254,760	e	Fenner plc	752
29,000	e	Ferrotec	267
1,274,629		Firich Enterprises Co Ltd	2,388

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

198,627	*,e	Flow International Corp	$469
204,765	e	Flowserve Corp	17,364
710,110	*,e	FMC Technologies, Inc	37,394
202,274	*,e	Fortinet, Inc	3,325
89,775	*,e	Fuel Tech, Inc	567
66,996		Fuji Machine Manufacturing Co Ltd	1,215
983,875		FUJIFILM Holdings Corp	28,433
24,600	e	Fujimi, Inc	352
516,000	*	Furukawa Co Ltd	529
268,035		Gardner Denver, Inc	11,952
159,629	e	GEA Group AG.	3,177
55,789,622		General Electric Co	804,487
4,407		Gesco AG.	219
63,122	e	Gildemeister AG.	702
97,856		Glory Ltd	2,135
1,373,772	*	GMR Infrastructure Ltd	1,739
53,563	e	Gorman-Rupp Co	1,342
347,423	e	Graco, Inc	9,794
76,230	e	Graham Corp	1,143
727	*	Grupo Empresarial San Jose	6
744		Gurit Holding AG.	374
40,224		Hanjin Heavy Industries & Construction Co Ltd	847
618,220	*	Hansen Transmissions International NV	684
2,608,300		Harbin Power Equipment	1,860
44	e	Harmonic Drive Systems, Inc	215
91,010	*,e	Heidelberger Druckmaschinen	821
19,609	e	Hitachi Construction Machinery Co Ltd	361
71,800	e	Hitachi Koki Co Ltd	611
77,000	e	Hitachi Kokusai Electric, Inc	614
1,195,899	e	Hitachi Zosen Corp	1,607
12,578	e	Homag Group AG.	182
50,100	e	Hoshizaki Electric Co Ltd	871
61,000	*	Hosokawa Micron Corp	220
318,391	e	Husqvarna AB (B Shares)	1,915
349,937		IDEX Corp	9,998
758,082		IMI plc	7,724
136,882	*,e	Immersion Corp	693
979,654	e	Industrea Ltd	287
9,680		Industria Macchine Automatiche S.p.A.	154
52,604		Ingenico	1,126
954,900	e	Ingersoll-Rand plc	32,935
221,456	*,e	Intermec, Inc	2,270
6,223,932		International Business Machines Corp	768,532
2,493,957	e	International Game Technology	39,155
89,272	*	Interpump Group S.p.A.	443
101,964	*,e	Intevac, Inc	1,088
2,292,625		Inventec Co Ltd	1,218
251,000	*,e	Iseki & Co Ltd	612
5,087,008		Ishikawajima-Harima Heavy Industries Co Ltd	8,095
159,709	*,e	Isilon Systems, Inc	2,051
137,187		Itochu Techno-Science Corp	5,013
1,064,871	e	ITT Industries, Inc	47,834

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,398,121	e	Jabil Circuit, Inc	$18,595
521,303	e	Japan Steel Works Ltd	4,582
120,980		John Bean Technologies Corp	1,845
3,870,481	e	Johnson Controls, Inc	104,000
963,039		Joy Global, Inc	48,239
119,905		JSW Steel Ltd	2,708
179,000	*,e	Juki Corp	348
38,707	e	Jungheinrich AG.	891
60,037	*,e	Kadant, Inc	1,046
900,000	e	Kato Works Co Ltd	1,743
323,896	*	Kayaba Industry Co Ltd	1,162
143,754		Kaydon Corp	4,724
80,971	e	KCI Konecranes Oyj	2,112
239,700	*,e	Keihin Corp	4,139
265,227		Kennametal, Inc	6,745
13,969	e	Kerself S.p.A.	72
1,564,658		Komatsu Ltd	28,173
4,444		Komax Holding AG	345
82,390		Komori Corp	792
109,881		Kone Oyj (Class B)	4,375
2,084,821		Konica Minolta Holdings, Inc	20,057
25,571		Krones AG.	1,276
172,000		KS Energy Services Ltd	133
252		Ksb AG	154
139,384		Kubota Corp	1,069
29,856	*,e	KUKA AG.	373
302,856	*,e	Kulicke & Soffa Industries, Inc	2,126
411,833		Kumba Iron Ore Ltd	17,023
145,875		Kurita Water Industries Ltd	3,986
864,042	*,e	Lam Research Corp	32,885
311,878		Larsen & Toubro Ltd	12,063
215,394		Lennox International, Inc	8,954
19,429,200	e	Lenovo Group Ltd	10,425
973,119	*,e	Lexmark International, Inc (Class A)	32,142
53,380	e	Lindsay Manufacturing Co	1,692
6,184,280		Lite-On Technology Corp	6,777
25,572	*,e	Logitech International S.A.	346
131,073		Lufkin Industries, Inc	5,111
213,000	*	Makino Milling Machine Co Ltd	1,350
90,230	*	Makita Corp	2,415
16,429	*	Manitou BF S.A.	244
518,512	e	Manitowoc Co, Inc	4,739
16,100	e	Mars Engineering Corp	271
52,000		Max Co Ltd	584
33,200		Melco Holdings, Inc	1,050
1,156,243		Melrose plc	3,606
23,491	*	Meru Networks, Inc	279
65,287	e	Met-Pro Corp	702
75,403		Micron Machinery Co Ltd	888
394,380	*	Micros Systems, Inc	12,569
1,127,554		Micro-Star International Co Ltd	592
69,524	*,e	Middleby Corp	3,698

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

130	*	MidgardXXI, Inc	$0	^
1,195,622		Mitac International	449
3,355,031		Mitsubishi Heavy Industries Ltd	11,574
81,000		Mitsubishi Kakoki Kaisha Ltd	166
226,732	*,e	Modine Manufacturing Co	1,741
153,100	e	Mori Seiki Co Ltd	1,540
29,766	e	Nacco Industries, Inc (Class A)	2,642
254,000	e	Nachi-Fujikoshi Corp	708
88,335	*,e	Natural Gas Services Group, Inc	1,337
385,898	*,e	Netezza Corp	5,279
161,331	*	Netgear, Inc	2,878
179,619	*	Network Engines, Inc	487
54,000	e	Nidec Sankyo Corp	406
96,000	*	Nippon Thompson Co Ltd	650
15,473		Nitto Kohki Co Ltd	339
43,848	*,e	Nordex AG.	397
176,572	e	Nordson Corp	9,902
76,100	e	Noritz Corp	1,249
1,759,202		Northrop Grumman Corp	95,771
3,485,638	*	NTN Corp	14,269
159,037	*	OC Oerlikon Corp AG.	666
467,018	*,e	Oil States International, Inc	18,485
72,100		Oiles Corp	1,065
1,343,000	*	Oki Electric Industry Co Ltd	1,155
267,641	*,e	Okuma Holdings, Inc	1,631
6,291	e	Omega Flex, Inc	92
5,852		ONA S.A.	1,029
46,000		Organo Corp	283
134,200	e	OSG Corp	1,435
61,729	e	Outotec Oyj	1,920
18,229		Palfinger AG.	399
343,909		Pall Corp	11,820
1,029,687	*,e,m	Palm, Inc	5,859
95,056		Pason Systems, Inc	1,010
12,422		Pfeiffer Vacuum Technology AG.	919
15,495		Pinguely-Haulotte	147
689,279	e	Pitney Bowes, Inc	15,137
72,507	*,e	PMFG, Inc	1,098
13,910		Ponsse Oy	139
94,302	e	Primoris Services Corp	594
6,700	*	Proto Corp	255
2,305,398		PTT Aromatics & Refining PCL	1,777
144,299	*	Pure Bioscience	345
1,035,608	*,e	Quantum Corp	1,947
3,656		R Stahl AG.	90
151,782	*,e	Rackable Systems, Inc	1,075
4,972		Rational AG.	767
2,657,343	e	Raytheon Co	128,589
89,823	*,e	RBC Bearings, Inc	2,604
772,395		Realtek Semiconductor Corp	1,694
517,635	e	Rheinmetall AG.	29,566

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

52,386	*	Rimage Corp	$829
39,100		Riso Kagaku Corp	398
358,923	*,e	Riverbed Technology, Inc	9,913
156,160	e	Robbins & Myers, Inc	3,395
14,300		Roland DG Corp	196
101,836	*,e	Safeguard Scientifics, Inc	1,075
346,175	e	Sandvik AB	4,223
17,435		Sartorius AG.	414
106,439	*,e	Sauer-Danfoss, Inc	1,301
133,642	*,e	Scansource, Inc	3,332
49,205		Schindler Holding AG.	4,147
29,549		Schindler Holding AG. (Reg)	2,466
16,326	e	Schoeller-Bleckmann Oilfield Equipment AG.	740
9,048		Schulthess Group	289
296,772	*,e	Scientific Games Corp (Class A)	2,730
3,382,154	*	Seagate Technology, Inc	44,103
20,704		Seiko Epson Corp	268
767,210	*,e	Sevan Marine ASA	555
7,002,000	e	Shanghai Electric Group Co Ltd	3,106
110,753		ShawCor Ltd	2,793
42,000	*,e	Shibaura Mechatronics Corp	192
37,300	e	Shima Seiki Manufacturing Ltd	928
141,000	e	Shinko Electric Co Ltd	285
522,590		Shinmaywa Industries Ltd	1,909
155,395	*,e	Sigma Designs, Inc	1,556
51,729	*,e	Singulus Technologies	308
61,800		Sintokogio Ltd	467
1,637,153	e	SKF AB (B Shares)	29,382
73,169		SMC Corp	9,788
118,927	e	Solarworld AG.	1,318
319,496	e	SPX Corp	16,873
64,157	e	Standex International Corp	1,626
67,200	e	Star Micronics Co Ltd	695
175,330	*,e	STEC, Inc	2,202
62,190		Sulzer AG.	5,801
2,137,561		Sumitomo Heavy Industries Ltd	12,542
98,180	*,e	Super Micro Computer, Inc	1,325
651,451		Swisslog Holding AG.	505
1,348,867		Synnex Technology International Corp	2,919
2,315,653		T RAD Co Ltd	6,604
68,851	*,e	T-3 Energy Services, Inc	1,921
518,186	e	Tadano Ltd	2,538
15,500	*	Takeuchi Manufacturing Co Ltd	179
2,652,315	e	Tat Hong Holdings Ltd	1,718
5,238,172	e	Techtronic Industries Co	4,081
116,351	*,e	Tecumseh Products Co (Class A)	1,294
28,500	e	Teikoku Piston Ring Co Ltd	230
132,550	e	Tennant Co	4,483
1,329,670	*,e	Teradata Corp	40,528
353,237	*,e	Terex Corp	6,620
4,067,388	e	Textron, Inc	69,024
46,669	*	Thermadyne Holdings Corp	504

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

904,272	e	Timken Co	$23,502
255,982		Tokyo Electron Ltd	13,789
63,700	*,e	Tokyo Seimitsu Co Ltd	874
49,800		Topre Corp	357
30,800	e	Torishima Pump Manufacturing Co Ltd	476
258,263	e	Toro Co	12,686
4,205,288	*	Toshiba Corp	20,831
153,964	e	Toshiba Machine Co Ltd	621
171,375		Toyota Tsusho Corp	2,443
246,000		Tsubakimoto Chain Co	990
72,000	e	Tsugami Corp	496
4,300,227	m	Tutt Bryant Group Ltd	2,338
49,272	e	Twin Disc, Inc	560
3,917,128		Tyco International Ltd	138,000
107,539	*	Ultratech, Inc	1,750
16,800	e	Union Tool Co	426
460,388	*,e	Varian Medical Systems, Inc	24,069
496,799	*,e	VeriFone Holdings, Inc	9,404
648,103	*,e	Verigy Ltd	5,632
18,007	*	Vestas Wind Systems AS	749
35,785		Wacker Construction Equipment AG.	425
509	e	Wacom Co Ltd	751
1,003		Walter Meier AG.	121
168,174	e	Wartsila Oyj (B Shares)	7,647
123,161	e	Watsco, Inc	7,133
411,398		Weir Group plc	6,320
1,817,522	*,e	Western Digital Corp	54,816
59,061		Wincor Nixdorf AG.	3,301
2,509,588		Wistron Corp	3,677
268,463		Woodward Governor Co	6,854
12,172,742	e	Xerox Corp	97,869
151,335	*	Xyratex Ltd	2,141
105,093		Yamatake Corp	2,444
137,688	*,e	Yokogawa Electric Corp	852
14,300		Yushin Precision Equipment Co Ltd	256
12,906	e	Zardoya Otis S.A.	166
125,788	*	Zebra Technologies Corp (Class A)	3,191
1,020		Zehnder Group AG.	1,518

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,040,004

INSTRUMENTS AND RELATED PRODUCTS - 2.7%
98,084	*,e	Abaxis, Inc	2,102
147,769	*,e	Abiomed, Inc	1,430
209,967	*,e	Accuray, Inc	1,392
125,996	e	Advantest Corp	2,633
362,347	*,e	Affymetrix, Inc	2,138
52,191	*,e	AGA Medical Holdings, Inc	662
240,872	*	AGFA-Gevaert NV	1,378
1,175,636	*,e	Agilent Technologies, Inc	33,423
145,859		Alcon, Inc	21,615
361,580	*,e	Align Technology, Inc	5,377
2,009,178		Allergan, Inc	117,055

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,700		Aloka Co Ltd	$174
218,273	*,e	Alphatec Holdings, Inc	1,013
445,296	*,e	American Medical Systems Holdings, Inc	9,850
63,409		American Science & Engineering, Inc	4,832
101,232		Amplifon S.p.A.	466
58,570	e	Analogic Corp	2,666
84,403	*,e	Anaren, Inc	1,261
132,179	*,e	Angiodynamics, Inc	1,950
140,000	*,e	Anritsu Corp	620
329,736	*	Antares Pharma, Inc	580
347,235	*	Applied Energetics, Inc	358
65,030	*,e	Argon ST, Inc	2,230
275,513	*,e	Arthrocare Corp	8,444
7,261	e	Atrion Corp	981
230,919	*,e	ATS Medical, Inc	917
6,887		Audika	208
65,128	e	Badger Meter, Inc	2,520
492,803		Bard (C.R.), Inc	38,207
1,849,040		Baxter International, Inc	75,145
17,199,208	*	BB Bioventures L.P.	1,932
231,294	e	Beckman Coulter, Inc	13,945
951,951		Becton Dickinson & Co	64,371
129,631	*,e	Bio-Rad Laboratories, Inc (Class A)	11,212
1,007,000	*,e	Biosensors International Group Ltd	550
7,096,587	*,e	Boston Scientific Corp	41,160
654,876	*,e	Bruker BioSciences Corp	7,963
215,423	*	Caliper Life Sciences, Inc	920
110,917		Cantel Medical Corp	1,852
89,529	*,e	CardioNet, Inc	491
391,807	*	CareFusion Corp	8,894
259,321	*,e	Cepheid, Inc	4,154
165,709	*	Cerus Corp	524
200,555	*,e	Clarient, Inc	618
95,718	e	Cochlear Ltd	5,962
114,858	*,e	Coherent, Inc	3,940
112,127	e	Cohu, Inc	1,360
54,455		Coloplast AS (Class B)	5,405
26,591	e	Compagnie Generale d’Optique Essilor International S.A.	1,580
133,510	*,e	Conmed Corp	2,487
179,127	e	Cooper Cos, Inc	7,127
1,963,053	e	Covidien plc	78,875
63,243	*,e	Cutera, Inc	582
126,456	*,e	Cyberonics, Inc	2,994
46,006	*,e	Cynosure, Inc (Class A)	495
3,228,232	e	Danaher Corp	119,832
167,063	*,e	Delcath Systems, Inc	1,059
317,737	e	Dentsply International, Inc	9,504
422,326	*,e	Depomed, Inc	1,183
242,716	*,e	DexCom, Inc	2,806
107,186	*,e	Dionex Corp	7,981
21,357		Draegerwerk AG.	1,203

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,405	*	Draegerwerk AG. & Co KGaA	$325
36,824	*,e	DXP Enterprises, Inc	576
1,191,389	*,e	Eastman Kodak Co	5,171
1,087,673	*,e	Edwards Lifesciences Corp	60,931
95,163	*,e	Electro-Optical Sciences, Inc	708
183,013	e	Elekta AB (B Shares)	4,631
3,730,000		Emperor Watch & Jewellery Ltd	242
221,838	*,e	Endologix, Inc	1,005
597,279	*,a,e	EnteroMedics, Inc	215
137,657	e	ESCO Technologies, Inc	3,545
148,347	*	Esterline Technologies Corp	7,039
380,256	*	ev3, Inc	8,522
38,108	*,e	Exactech, Inc	651
32,563	*	Exfo Electro Optical Engineering, Inc	168
78,026	*	FARO Technologies, Inc	1,460
187,248	*	FEI Co	3,691
17,861		Fielmann AG.	1,354
228,674		Finmeccanica S.p.A.	2,371
333,153	*,e	Flir Systems, Inc	9,691
219,596	*,e	Formfactor, Inc	2,372
201,686	*	Fossil, Inc	6,999
218,794	e	Fresenius AG. (Preference)	14,452
106,937		Fresenius SE	7,089
28,700		Furuno Electric Co Ltd	140
966,101	e	Garmin Ltd	28,191
101,351	e	Getinge AB (B Shares)	1,961
28,844	*	Given Imaging Ltd	442
12,884,212	*,e	Golden Meditech Co Ltd	2,487
123,455	*,e	Haemonetics Corp	6,607
109,040		Hamworthy plc	482
170,490	*,e	Hanger Orthopedic Group, Inc	3,062
237,248	*	HealthTronics, Inc	1,146
5,148,000	e	Hengdeli Holdings Ltd	2,219
61,393	*,e	Herley Industries, Inc	875
271,723	e	Hexagon AB (B Shares)	3,531
240,313	e	Hillenbrand, Inc	5,140
10,200		Hioki EE Corp	193
200,000		Hitachi Medical Corp	1,565
18,800		Hogy Medical Co Ltd	913
2,120,445	*	Hologic, Inc	29,538
48,295		Horiba Ltd	1,292
49,758	*	ICU Medical, Inc	1,601
71,346	*,e	ICx Technologies, Inc	521
106,779	*,e	II-VI, Inc	3,164
714,866	*,e	Illumina, Inc	31,118
3,223	e	Inficon Holding AG.	415
156,895	*,e	Insulet Corp	2,361
123,195	*,e	Integra LifeSciences Holdings Corp	4,558
313,988	*,e	Intuitive Surgical, Inc	99,101
178,764		Invacare Corp	3,708
1,824,066		Invensys plc	6,530
685,776	*,e	ION Geophysical Corp	2,387

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

114,659	*,e	IRIS International, Inc	$1,163
220,846	*	Itron, Inc	13,653
140,270	*,e	Ixia	1,205
53,096	*	Jenoptik AG.	255
93,000	e	Jeol Ltd	321
51,863		Kaba Holding AG.	13,864
54,362	e	Keithley Instruments, Inc	480
36,595	*,e	Kensey Nash Corp	868
35,533		Keyence Corp	8,217
1,202,580	e	Kla-Tencor Corp	33,528
388,745	*,e	Kopin Corp	1,318
69,451	*,e	KVH Industries, Inc	863
365,383	*,e	L-1 Identity Solutions, Inc	2,992
60,298	*	LaBarge, Inc	688
134,734		Largan Precision Co Ltd	2,143
478,162		LG.Philips LCD Co Ltd	15,727
2,447,546	*,e	Life Technologies Corp	115,647
14,007	*	LifeWatch AG.	165
738,845	*	LTX-Credence Corp	2,091
93,937	e	Luxottica Group S.p.A.	2,274
77,594	*	Lydall, Inc	593
108,969	*,e	MAKO Surgical Corp	1,357
8,600	e	Mani, Inc	288
229,537	e	Masimo Corp	5,465
65,952	*,e	Measurement Specialties, Inc	904
113,291	*	Medical Action Industries, Inc	1,358
4,752,692		Medtronic, Inc	172,379
131,122	*,e	Merit Medical Systems, Inc	2,107
86,729	*,e	Mettler-Toledo International, Inc	9,682
21,900	e	Micronics Japan Co Ltd	281
284,392	*,e	Micrus Endovascular Corp	5,913
120,193	*	Millipore Corp	12,819
131,608	e	Mine Safety Appliances Co	3,261
222,128	*,e	MKS Instruments, Inc	4,158
59,192	*,e	Movado Group, Inc	632
22,167,242	*,a	MPM Bioventures II	7,997
74,808		MTS Systems Corp	2,169
6,500		Nakanishi, Inc	558
87,758	*	Nanometrics, Inc	885
130,174		National Instruments Corp	4,137
125,862	*,e	Natus Medical, Inc	2,050
97,222	*,e	Neogen Corp	2,533
188,468	*,e	Newport Corp	1,708
22,300		Nidec Copal Corp	318
69,200		Nihon Kohden Corp	1,285
128,767		Nikkiso Co Ltd	1,024
465,318		Nikon Corp	8,019
798,111		Nippon Electric Glass Co Ltd	9,142
81,100		Nippon Signal Co Ltd	560
72,966		Nipro Corp	1,391
15,578		Nobel Biocare Holding AG.	268
23,700	*,e	Noritsu Koki Co Ltd	179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

172,040	*,e	NuVasive, Inc	$6,101
107,124	*,e	NxStage Medical, Inc	1,590
11,100		Ohara, Inc	176
50,962	e	Olympus Corp	1,207
167,614		Opto Circuits India Ltd	859
115,243	*,e	Orthofix International NV	3,694
304,335	*,e	Orthovita, Inc	618
37,000	e	Osaki Electric Co Ltd	297
20,693	*,e	OYO Geospace Corp	1,003
89,265	*,e	Palomar Medical Technologies, Inc	999
402,000	*,e,m	Peace Mark Holdings Ltd	77
919,336	e	PerkinElmer, Inc	19,003
483,071		Phonak Holding AG.	59,281
149,127	*,e	Qiagen NV	2,901
123,863		Q-Med AB	1,028
53,052	e	Renishaw plc	575
218,626	*,e	Resmed, Inc	13,295
164,866	*,e	ResMed, Inc (ADR)	1,006
48,181	*,e	Rochester Medical Corp	455
508,922	e	Rockwell Automation, Inc	24,983
547,241	e	Rockwell Collins, Inc	29,075
144,662	*	Rofin-Sinar Technologies, Inc	3,012
280,876		Roper Industries, Inc	15,718
19,915	*	Roth & Rau AG.	539
154,745	*,e	Rudolph Technologies, Inc	1,168
12,253	*	Safilo Group S.p.A.	113
1,227,456		Safran S.A.	34,240
48,145		Samsung Techwin Co Ltd	4,130
198,000	*,e	Seiko Holdings Corp	701
77,149	*,m	SenoRx, Inc	847
518,424	*,e	Sensata Technologies Holding BV	8,290
176,000	e	Shimadzu Corp	1,327
195,721	*,e	Sirona Dental Systems, Inc	6,819
4,254,176	*,a	Skyline Venture Fund II Ltd	800
976,029	*	Skyline Venture Fund III Ltd	475
102,138		Smith & Nephew plc	965
256,306	*	Solta Medical, Inc	487
56,800	*,e	Somanetics Corp	1,417
113,529	*,e	Sonic Solutions, Inc	948
107,341	*,e	SonoSite, Inc	2,910
342,858	*	Sorin S.p.A.	603
145,054	*,e	Spectranetics Corp	751
163,959		Spectris plc	1,888
10,145	e	Sperian Protection	1,424
108,498		Spirax-Sarco Engineering plc	2,211
963,488		Spirent Communications plc	1,570
1,835,856	*	St. Jude Medical, Inc	66,256
172,746	*	Staar Surgical Co	988
396,768	*,e	Star Scientific, Inc	651
145,510	*,e	Stereotaxis, Inc	482
334,148		STERIS Corp	10,385

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,007	e	Stratec Biomedical Systems	$332
1,336		Straumann Holding AG.	289
1,882,789	e	Stryker Corp	94,252
25,873		Swatch Group AG.	7,297
4,930	e	Swatch Group AG. Reg	252
259,281	*	Symmetry Medical, Inc	2,733
149,214	*	Syneron Medical Ltd	1,534
54,455	*,e	Synovis Life Technologies, Inc	832
8,317	e	Synthes, Inc	956
67,500	e	Sysmex Corp	3,834
22,000		Tamron Co Ltd	313
107,598		Techne Corp	6,182
176,804	*,e	Teledyne Technologies, Inc	6,821
1,852,487	*,e	Teradyne, Inc	18,062
159,791		Terumo Corp	7,652
2,796,694	*	Thermo Electron Corp	137,177
605,615	*,e	Thoratec Corp	25,878
292,611	*,e	TomTom NV	1,586
81,100	e	Topcon Corp	387
263,271	*	Trimble Navigation Ltd	7,372
97,074		Ultra Electronics Holdings	2,217
208,063	*	Unilife Corp	1,211
79,259	*	Vascular Solutions, Inc	991
271,410	*,e	Veeco Instruments, Inc	9,304
64,126	*,e	Vital Images, Inc	818
361,604	*,e	Vivus, Inc	3,471
243,001	*	Volcano Corp	5,302
330,716	*	Waters Corp	21,397
15,251	*,e	William Demant Holding	1,115
175,787	*,e	Wright Medical Group, Inc	2,920
133,905	*,e	X-Rite, Inc	494
30,246	e	Young Innovations, Inc	851
739,278	*	Zimmer Holdings, Inc	39,958
102,193	*,e	Zoll Medical Corp	2,769
80,022	*,e	Zygo Corp	649

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,383,472

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
738,817	e	AON Corp	27,425
42,196		April Group	1,028
219,839		Arthur J. Gallagher & Co	5,360
235,574	e	Brown & Brown, Inc	4,509
152,184	*,e	Crawford & Co (Class B)	481
83,401		Grupo Catalana Occidente S.A.	1,234
1,413,619	e	Hartford Financial Services Group, Inc	31,283
213,244		Jardine Lloyd Thompson Group plc	1,667
34,130	e	Life Partners Holdings, Inc	698
1,306,249	e	Marsh & McLennan Cos, Inc	29,456

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,807,257		Millea Holdings, Inc	$47,511
70,760		MLP AG.	629
24,660		Morneau Sobeco Income Fund	217
235,413	*,e	National Financial Partners Corp	2,300
2,594,460		QBE Insurance Group Ltd	39,369
68,600		Sul America SA	1,672
945,209	e	Unipol Gruppo Finanziario S.p.A.	632
1,627,741	e	Unipol S.p.A.	710
325,848	*	Verisk Analytics, Inc	9,743
16,159		White Mountains Insurance Group Ltd	5,239

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	211,163

INSURANCE CARRIERS - 3.8%
4,427,334	e	ACE Ltd	227,919
62,540		Aditya Birla Nuvo Ltd	1,016
1,900,241		Admiral Group plc	39,795
1,303,519	*	Aegon NV	6,924
1,701,983		Aetna, Inc	44,898
3,687,423	e	Aflac, Inc	157,342
13,365	*	Alleghany Corp	3,920
804,741	e	Allianz AG.	79,648
320,902		Allied World Assurance Holdings Ltd	14,563
1,609,234	e	Allstate Corp	46,233
8,852	*	Alm Brand AS	91
1,344,910	*,e	Ambac Financial Group, Inc	901
302,095	e	American Equity Investment Life Holding Co	3,118
732,927	e	American Financial Group, Inc	20,024
263,313	*,e	American International Group, Inc	9,068
19,050		American National Insurance Co	1,542
36,325	e	American Physicians Capital, Inc	1,121
32,569	e	American Physicians Service Group, Inc	796
78,210	*,e	American Safety Insurance Holdings Ltd	1,229
259,119	*,e	AMERIGROUP Corp	8,416
80,545	*,e	Amerisafe, Inc	1,414
830,304	e	Amlin plc	4,779
2,870,558	e	AMP Ltd	12,458
110,166	e	Amtrust Financial Services, Inc	1,326
481,730	*,e	Arch Capital Group Ltd	35,889
164,270		Argo Group International Holdings Ltd	5,025
432,848	e	Aspen Insurance Holdings Ltd	10,709
1,046,470	e	Assicurazioni Generali S.p.A.	18,248
409,894		Assurant, Inc	14,223
399,965	e	Assured Guaranty Ltd	5,308
4,118,147		Aviva plc	19,138
756,038		AXA Asia Pacific Holdings Ltd	3,459
1,764,967	e	AXA S.A.	26,964
2,676,370	e	Axis Capital Holdings Ltd	79,542
35,293	e	Baldwin & Lyons, Inc (Class B)	742
40,342		Baloise Holding AG.	2,808
1,442,835		Beazley plc	2,428
148,926		Brit Insurance Holdings NV	2,006
216,663	*,e	Catalyst Health Solutions, Inc	7,475
790,275	e	Catlin Group Ltd	4,137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

293,386	*,e	Centene Corp	$6,308
739,021		Chaucer Holdings plc	457
147,946		Chesnara plc	508
1,209,708	*,e	China Insurance International Holdings Co Ltd	3,924
1,658,000	*	China Life Insurance Co Ltd	1,331
13,047,119		China Life Insurance Co Ltd-H	57,058
1,756,400	e	China Pacific Insurance Group Co Ltd	6,949
1,107,652	e	Chubb Corp	55,394
2,180,627		Cigna Corp	67,730
313,600	e	Cincinnati Financial Corp	8,113
173,276	*,e	Citizens, Inc (Class A)	1,154
34,330	*	Clal Insurance	620
57,349	*,e	CNA Financial Corp	1,466
110,085	*	CNA Surety Corp	1,769
138,233		CNP Assurances	9,404
1,132,998	*	Conseco, Inc	5,608
1,081,687	e	Corp Mapfre S.A.	2,941
11,632		Dai-ichi Mutual Life Insurance Co	16,129
248,118	e	Delphi Financial Group, Inc (Class A)	6,057
60,361		Delta Lloyd NV	1,017
373,054	e	Discovery Holdings Ltd	1,700
53,840	e	Donegal Group, Inc (Class A)	662
59,557		Dongbu Insurance Co Ltd	1,709
36,227	e	EMC Insurance Group, Inc	794
194,501	e	Employers Holdings, Inc	2,865
232,640	e	Endurance Specialty Holdings Ltd	8,731
32,032	*,e	Enstar Group Ltd	2,128
68,957		Erie Indemnity Co (Class A)	3,138
21,455		Euler Hermes S.A.	1,356
205,505	e	Everest Re Group Ltd	14,533
50,761		Fairfax Financial Holdings Ltd	18,591
31,521		FBD Holdings plc	256
72,480	e	FBL Financial Group, Inc (Class A)	1,522
500,068	e	Fidelity National Title Group, Inc (Class A)	6,496
222,093		First American Corp	3,922
524,012	e	First American Financial Corp	6,644
132,721	e	First Mercury Financial Corp	1,404
322,355	e	Flagstone Reinsurance Holdings Ltd	3,488
75,997		Fondiaria-Sai S.p.A	442
100,280	e	Fondiaria-Sai S.p.A.	939
42,944	*,e	Fpic Insurance Group, Inc	1,102
238,000	*	Fuji Fire & Marine Insurance Co Ltd	300
1,459,805	*,e	Genworth Financial, Inc (Class A)	19,080
709,468	e	Great-West Lifeco, Inc	16,041
140,236	*	Greenlight Capital Re Ltd (Class A)	3,533
65,506	*,e	Hallmark Financial Services	652
339,989	e	Hannover Rueckversicherung AG.	14,570
96,487		Hanover Insurance Group, Inc	4,197
14,471		Harel Insurance Investments & Finances Ltd	681
53,069	e	Harleysville Group, Inc	1,647
500,625		HCC Insurance Holdings, Inc	12,395
617,599	*	Health Net, Inc	15,051

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

292,159	*,e	Healthspring, Inc	$4,531
12,747		Helvetia Holding AG.	3,346
530,184		Hiscox Ltd	2,702
234,748	e	Horace Mann Educators Corp	3,592
93,500		Hulic Co Ltd	702
1,289,989	*,e	Humana, Inc	58,914
226,609		Industrial Alliance Insurance and Financial Services, Inc	7,429
71,402	e	Infinity Property & Casualty Corp	3,297
153,593		ING Canada, Inc	6,478
2,083,515		Insurance Australia Group Ltd	5,927
392,868	*	Irish Life & Permanent Group Holdings plc	726
18,190	e	Kansas City Life Insurance Co	538
54,895	*	KBC Groep NV	2,104
250,180		Korea Life Insurance Co Ltd	1,757
620,640	*,e	Leucadia National Corp	12,109
136,471	e	Liberty Holdings Ltd	1,302
3,076,740	e	Lincoln National Corp	74,734
683,432	e	Loews Corp	22,765
217,158	e	Maiden Holdings Ltd	1,427
2,601,325	e	Manulife Financial Corp	37,753
36,466	*,e,m	Mapfre S.A.	99
21,311	*	Markel Corp	7,246
995,006	e	Max Capital Group Ltd	18,686
329,062	*,e	MBIA, Inc	1,846
325,788	e	Meadowbrook Insurance Group, Inc	2,812
452,748	e	Mediolanum S.p.A.	1,769
39,541	*	Menorah Mivtachim Holdings Ltd	463
58,464		Mercury General Corp	2,423
3,552,618		Metlife, Inc	134,147
189,617	*,e	Metropolitan Health Networks, Inc	707
1,230,459	*,e	MGIC Investment Corp	8,478
325,021	e	Milano Assicurazioni S.p.A.	548
82,574		Milano Assicurazioni S.p.A. (RSP)	154
716,957		Mitsui Sumitomo Insurance Group Holdings, Inc	15,345
53,634	*,e	Molina Healthcare, Inc	1,545
380,630		Montpelier Re Holdings Ltd	5,683
409,433	e	Muenchener Rueckver AG.	51,410
30,825	e	National Interstate Corp	611
10,407	e	National Western Life Insurance Co (Class A)	1,590
61,227	*	Navigators Group, Inc	2,518
64,966	*	Neostem, Inc	119
2,051,129	*	NKSJ Holdings, Inc	12,272
115,245		Novae Group plc	533
30,046	e	NYMAGIC, Inc	580
8,249,454		Old Mutual plc	12,630
578,627	e	Old Republic International Corp	7,019
49,508	e	OneBeacon Insurance Group Ltd (Class A)	709
1,071,000		Pacific Century Regional Developments Ltd	133
905,613		PartnerRe Ltd	63,520
466,123	*,e	Phoenix Cos, Inc	984
99,600	*	Phoenix Holdings Ltd	219
6,317,000	*,e	PICC Property & Casualty Co Ltd	6,001

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,901,500	e	Ping An Insurance Group Co of China Ltd	$23,978
664,851		Platinum Underwriters Holdings Ltd	24,127
147,561	*	PMA Capital Corp (Class A)	967
693,694	*,e	PMI Group, Inc	2,005
496,172	e	Power Corp Of Canada	11,890
643,386	e	Power Financial Corp	16,487
63,799	*	Powszechny Zaklad Ubezpieczen S.A.	6,582
269,160	*,e	Premafin Finanziaria S.p.A.	290
100,345	e	Presidential Life Corp	913
141,562	*,e	Primerica, Inc	3,035
87,444	*,e	Primus Guaranty Ltd	323
1,184,436	e	Principal Financial Group	27,763
152,353	*	ProAssurance Corp	8,648
1,894,909	e	Progressive Corp	35,473
310,110	e	Protective Life Corp	6,633
4,824,656		Prudential Financial, Inc	258,890
4,595,743		Prudential plc	34,664
637,997		Radian Group, Inc	4,619
268,366		Reinsurance Group of America, Inc (Class A)	12,267
1,355,217	e	RenaissanceRe Holdings Ltd	76,258
81,885	e	RLI Corp	4,300
3,687,857		Royal & Sun Alliance Insurance Group plc	6,542
56,173	e	Safety Insurance Group, Inc	2,080
338,516		Sampo Oyj (A Shares)	7,137
51,642		Samsung Fire & Marine Insurance Co Ltd	8,197
73,563		Samsung Life Insurance Co Ltd	6,231
3,399,821		Sanlam Ltd	10,081
20,887		Schweizerische National-Versicherungs-Gesellschaft	530
505,445		SCOR	9,654
134,319	e	SeaBright Insurance Holdings, Inc	1,273
294,863		Selective Insurance Group, Inc	4,382
295,458	*	SNS Reaal	1,274
91,799		Societa Cattolica di Assicurazioni SCRL	2,288
4,156		Sony Financial Holdings, Inc	13,863
280,853		St. James’s Place plc	886
248,897		Stancorp Financial Group, Inc	10,090
1,803,455		Standard Life plc	4,660
85,083	e	State Auto Financial Corp	1,320
68,994	e	Stewart Information Services Corp	622
576,831	*	Storebrand ASA	2,966
1,032,619	e	Sun Life Financial, Inc	27,121
24,593		Swiss Life Holding	2,350
458,681	e	Swiss Reinsurance Co	18,846
72,603		Symetra Financial Corp	871
229,089		T&D Holdings, Inc	4,898
20,547	*,e	Topdanmark AS	2,250
337,170	e	Torchmark Corp	16,693
200,925	e	Tower Group, Inc	4,326
241,494		Tower Ltd	300
334,598	e	Transatlantic Holdings, Inc	16,047
2,133,863	e	Travelers Cos, Inc	105,093
111,351	*,e	Triple-S Management Corp (Class B)	2,066

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,556	e	TrygVesta A.S.	$1,083
121,323	*	United America Indemnity Ltd (Class A)	893
111,053	e	United Fire & Casualty Co	2,201
8,787,525		UnitedHealth Group, Inc	249,565
108,431	e	Unitrin, Inc	2,776
173,281	*,e	Universal American Financial Corp	2,495
111,897	e	Universal Insurance Holdings, Inc	468
1,342,245	e	UnumProvident Corp	29,127
493,388		Validus Holdings Ltd	12,049
29,471		Vittoria Assicurazioni S.p.A.	131
275,335		W.R. Berkley Corp	7,285
403,248	*,e	WellCare Health Plans, Inc	9,573
3,559,977	*	WellPoint, Inc	174,190
4,387	e	Wesco Financial Corp	1,418
43,172	e	Wiener Staedtische Allgemeine Versicherung AG.	1,792
2,366,681		XL Capital Ltd	37,891
263,456	e	Zurich Financial Services AG.	58,069

		TOTAL INSURANCE CARRIERS	3,412,135

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
469,353	*,e	Corrections Corp of America	8,956
213,853	*,e	Geo Group, Inc	4,437

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	13,393

LEATHER AND LEATHER PRODUCTS - 0.2%
170,431		Adidas-Salomon AG.	8,251
2,304,143	e	Coach, Inc	84,216
442,626	*,e	CROCS, Inc	4,683
137,512	*	Genesco, Inc	3,618
113,353	e	Geox S.p.A.	506
347,178	*,e	Iconix Brand Group, Inc	4,989
366,000		Lee & Man Holding Ltd	275
483,759	e	LVMH Moet Hennessy Louis Vuitton S.A.	52,654
4,740,814		Pou Chen Corp	3,679
29,347		RG Barry Corp	324
162,879	*,e	Steven Madden Ltd	5,134
284,713	*,e	Timberland Co (Class A)	4,598
13,386		Tod’s S.p.A.	844
33,572	e	Weyco Group, Inc	765
301,086		Wolverine World Wide, Inc	7,593
5,000,078	e	Yue Yuen Industrial Holdings	15,520

		TOTAL LEATHER AND LEATHER PRODUCTS	197,649

LEGAL SERVICES - 0.0%
99,963	*,e	FTI Consulting, Inc	4,357
32,177	*,e	Pre-Paid Legal Services, Inc	1,464

		TOTAL LEGAL SERVICES	5,821

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
357,158		Arriva plc	4,074

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,027	e	Brisa-Auto Estradas de Portugal S.A.	$327
1,308,923		ComfortDelgro Corp Ltd	1,357
112,719	*	Emergency Medical Services Corp (Class A)	5,526
80,519		Go-Ahead Group plc	1,285
278,964	e	Keihin Electric Express Railway Co Ltd	2,465
165,625		Keisei Electric Railway Co Ltd	926
615,350		National Express Group plc	2,008
92,691	*	Rural	755
1,432,000		SMRT Corp Ltd	2,265

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	20,988

LUMBER AND WOOD PRODUCTS - 0.0%
40,285	e	American Woodmark Corp	689
12,939		Asian Bamboo AG.	508
105,000		Daiken Corp	248
46,490	e	Deltic Timber Corp	1,943
570,329	*,e	Louisiana-Pacific Corp	3,816
2,011,756	*	MFI Furniture plc	1,689
211,483	e	Nobia AB	1,079
55,580	*,e	Pfleiderer AG.	279
432,319	*	Sino-Forest Corp	6,145
33,445	e	Skyline Corp	602
71,427	*,e	Sonae Industria SGPS S.A.	183
125,929	e	Takara Standard Co Ltd	786
90,008	e	Universal Forest Products, Inc	2,728
52,962		West Fraser Timber Co Ltd	1,653

		TOTAL LUMBER AND WOOD PRODUCTS	22,348

METAL MINING - 2.2%
966,798	*,e	Aditya Birla Minerals Ltd	513
140,158		African Rainbow Minerals Ltd	2,933
197,911	e	Agnico-Eagle Mines Ltd	12,006
276,370		Alamos Gold, Inc	4,239
276,355	*,e	Allied Nevada Gold Corp	5,439
1,926,515		Alumina Ltd	2,438
156,800	*	Anatolia Minerals Development Ltd	825
477,171	*	Andean Resources Ltd	1,336
4,442,807	*,e	Anglo American plc	154,810
183,163	*,e	Anglo Platinum Ltd	17,280
484,571		AngloGold Ashanti Ltd	20,914
777,584		Antofagasta plc	9,047
210,730	*	Anvil Mining Ltd	554
737,572	e	Aquarius Platinum Ltd	3,581
509,662	*,e	Atlas Iron Ltd	882
195,294	*	Aura Minerals, Inc	739
302,497	*	Aurizon Mines Ltd	1,489
321,036		Ausdrill Ltd	441
540,303	*	Avoca Resources Ltd	1,228
240,637	*	Avocet Mining plc	432
1,612,450		Barrick Gold Corp	73,221
1,758,060		Barrick Gold Corp (Canada)	79,798
5,035,756		BHP Billiton Ltd	156,660

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,649,321		BHP Billiton plc	$68,693
1,525,771	e	Boliden AB	16,864
118,620	*	Brockman Resources Ltd	292
505,837	e	Cameco Corp	10,758
93,710		CAP S.A.	2,900
224,219	*	Capital Gold Corp	897
286,400	*	Capstone Mining Corp	581
426,602	*	Centerra Gold, Inc	4,697
1,245,884	*	Citadel Resource Group Ltd	276
623,014	e	Cleveland-Cliffs, Inc	29,381
425,188	*,e	Coeur d’Alene Mines Corp	6,709
139,700	*	Colossus Minerals, Inc	959
2,503,294		Companhia Vale do Rio Doce	60,537
1,659,057	e	Companhia Vale do Rio Doce (ADR)	40,398
2,865,676		Companhia Vale do Rio Doce (Preference)	60,187
49,602		Compania de Minas Buenaventura S.A.	1,923
245,900	e	Compania de Minas Buenaventura S.A. (ADR) (Series B)	9,452
261,407	*	Consolidated Thompson Iron Mines Ltd	1,783
20,800	*	Corriente Resources, Inc	167
140,972	*,e	Cudeco Ltd	545
668,838	*	Deep Yellow Ltd	72
433,808	*	Denison Mines Corp	518
93,532	*	Detour Gold Corp	2,078
90,757	e	Dominion Mining Ltd	206
1,451,385	*	Eastern Platinum Ltd	1,322
423,015	*	ECU Silver Mining, Inc	246
1,280,181		Eldorado Gold Corp	22,945
1,218,215	e	Energy Resources of Australia Ltd	13,453
924,253	*	Equinox Minerals Limited	3,238
998,932		Eurasian Natural Resources Corp	12,711
167,698	*	European Goldfields Ltd	1,073
103,318	*,e	Extract Resources Ltd	559
250,635		Ferrexpo plc	921
149,218	e	First Quantum Minerals Ltd	7,506
109,352	*	Forsys Metals Corp	244
233,499		Franco-Nevada Corp	7,107
2,535,472	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	149,922
658,309	e	Fresnillo plc	9,557
184,817	*	Fronteer Development Group, Inc	1,109
291,188	*	Gabriel Resources Ltd	1,321
199,872	*	Gammon Gold, Inc	1,093
566,977	*,e	Gindalbie Metals Ltd	482
177,109	*	Giralia Resources NL	270
1,180,635	e	Gold Fields Ltd	15,833
40,000	e	Gold Fields Ltd (ADR)	535
1,322,493		Goldcorp, Inc	57,904
1,296,416	*	Golden Star Resources Ltd	5,679
417,738	*	Golden Star Resources Ltd (Toronto)	1,844
326,968	*	Grange Resources Ltd	134
486,455	*,e	Great Basin Gold Ltd	827
125,321	*	Greystar Resources Ltd	569

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

104,942	*,e	Guyana Goldfields, Inc	$683
514,442	e	Harmony Gold Mining Co Ltd	5,481
1,284,933	*,e	Hecla Mining Co	6,707
1,731,000	*	Hidili Industry International Development Ltd	1,275
346,952	*	Highland Gold Mining Ltd	692
221,766	e	Hochschild Mining plc	1,012
334,992	*	HudBay Minerals, Inc	3,515
446,335		IAMGOLD Corp	7,870
594,278	*,e	Iluka Resources Ltd	2,295
660,696		Impala Platinum Holdings Ltd	15,377
37,900	*	Imperial Metals Corp	569
267,889	e	Independence Group NL	1,050
353,408	*,m	Indophil Resources NL	326
67,940		Inmet Mining Corp	2,690
91,905	*	International Tower Hill Mines Ltd	619
91,399	*,e	Ivanhoe Australia Ltd	214
427,063	*	Ivanhoe Mines Ltd	5,532
115,800	*,e	Jaguar Mining, Inc	1,028
365,187	*	Jaguar Mining, Inc	3,225
177,500	*	Jinshan Gold Mines, Inc	600
587,955	*,e	Kagara Zinc Ltd	234
176,513	*	Kalahari Minerals plc	398
171,228		Kazakhmys plc	2,513
264,997	e	Kingsgate Consolidated Ltd	2,087
1,010,134		Kinross Gold Corp	17,270
77,338	*	Kirkland Lake Gold, Inc	616
18,342		Korea Zinc Co Ltd	3,239
71,200		Labrador Iron Ore Royalty Income Fund	2,863
347,500	*,e	Lake Shore Gold Corp	1,045
20,010	*	Lonmin plc	418
763,170	*	Lundin Mining Corp	2,158
2,292,159	*,e	Lynas Corp Ltd	1,036
1,104,133		Macmahon Holdings Ltd	495
53,869	*,e	MAG. Silver Corp	332
125,961	*	Mantra Resources Ltd	438
297,658	*,e	Medusa Mining Ltd	963
260,200	*,e	Mercator Minerals Ltd	367
1,533,513	*	Minara Resources Ltd	832
1,037,981		Mincor Resources NL	1,554
95,897	*,e	Minefinders Corp	855
110,126		Mineral Resources Ltd	741
443,807	*,e	Mirabela Nickel Ltd	747
967,377	e	MMC Norilsk Nickel (ADR)	13,865
208,052	e	MMC Norilsk Nickel (ADR) (London)	3,006
220,318	*	MMX Mineracao e Metalicos S.A.	1,284
1,186,810	*,e	Mount Gibson Iron Ltd	1,504
432,570	*,e	Murchison Metals Ltd	711
317,800	*	Neo Material Technologies Inc	1,069
204,000	*	Nevsun Resources Ltd	709
591,002	*	New Gold, Inc	3,670
917,953	e	Newcrest Mining Ltd	26,783
1,730,260	e	Newmont Mining Corp	106,826

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

296,876	*	Nkwe Platinum Ltd	$139
135,622	*	North American Palladium Ltd	427
147,385	e	Northam Platinum Ltd	868
81,363	*	Northern Dynasty Minerals	528
170,379	*	Northern Iron Ltd	196
521,658	*	Northgate Minerals Corp	1,578
236,754	*	Novagold Resources, Inc	1,650
130,712	f	Novolipetsk Steel (GDR)	3,348
131,191	e	Nyrstar	1,346
393,500	*,e	OceanaGold Corp	1,138
350,588		OM Holdings Ltd	428
1,087,146		Orica Ltd	22,869
504,474	*	Osisko Mining Corp	5,440
2,951,984	*	Oxiana Ltd	2,338
60,468	*,e	Paladin Resources Ltd	180
120,035	e	Pan American Silver Corp	3,018
129,631		PAN American Silver Corp	3,277
6,731,718	*	Pan Australian Resources Ltd	2,730
392,543	*,e	Patriot Coal Corp	4,612
373,349	*	Perilya Ltd	116
560,970	*	Perseus Mining Ltd	1,068
282,111		Peter Hambro Mining plc	4,978
412,977	*,e	Platinum Australia Ltd	230
142,084	*,f	Polymetal (ADR)	1,783
34,362		Polyus Gold Co (ADR)	937
84,102	e	Polyus Gold Co (ADR) (London)	2,317
3,985,500		PT Aneka Tambang Tbk	841
17,134,700		PT International Nickel Indonesia Tbk	6,995
338,903	*	Quadra Mining Ltd	3,117
78,900	*	Queenston Mining, Inc	284
198,719	*	Quest Capital Corp	280
96,835		Randgold Resources Ltd	9,206
532,928	*	Red Back Mining, Inc	13,472
431,917	*	Regis Resources Ltd	322
685,290	*	Resolute Mining Ltd	593
1,344,576	e	Rio Tinto Ltd	73,944
3,924,022		Rio Tinto plc	172,322
73,200		Rio Tinto plc (ADR)	3,192
245,822	*,e	Rosetta Resources, Inc	4,870
146,435	e	Royal Gold, Inc	7,029
842,604		Sally Malay Mining Ltd	1,518
114,801	*	Sandfire Resources NL	309
533,500	*	SEMAFO, Inc	4,034
737,195		Sesa Goa Ltd	5,519
601,579	e	Sherritt International Corp	3,232
111,742	*	Silver Standard Resources, Inc	1,993
493,936	*	Silver Wheaton Corp	9,897
382,419	e	Silvercorp Metals, Inc	2,515
805,781	e	Southern Copper Corp (NY)	21,385
109,222	*	Sprott Resource Corp	412

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,591,574	*,e	St Barbara Ltd	$1,037
220,166	*,e	Stillwater Mining Co	2,558
2,340,800	e	Straits Asia Resources Ltd	3,308
26,812	e	Sumitomo Titanium Corp	1,032
3,011,979	*,m	Sundance Resources Ltd	330
232,302	*,e	Talvivaara Mining Co Plc	1,259
124,754	*,e	Tanzanian Royalty Exploration Corp	620
293,259	*	Taseko Mines Ltd	1,245
1,381,605		Teck Cominco Ltd	40,856
682,880	*	Thompson Creek Metals Co, Inc	5,928
198,081	*,e	Thompson Creek Metals Co, Inc (Toronto)	1,719
1,236,098		Tricorona AB	1,250
666,954	*,e	Uranium One, Inc	1,623
116,440	*	US Energy Corp Wyoming	553
440,107	*,e	US Gold Corp	2,205
76,608	e	Vedanta Resources plc	2,407
104,200	*	Ventana Gold Corp	778
182,757	e	Western Areas NL	569
1,207,089		Xstrata plc	15,806
1,319,424		Yamana Gold, Inc	13,534
5,692,000		Zijin Mining Group Co Ltd	4,238

		TOTAL METAL MINING	1,969,145

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.4%
145,927		Aalberts Industries NV	1,885
28,500	*,e	Aderans Co Ltd	344
40,700		Alpen Co Ltd	641
191,203		Amer Sports Oyj (A Shares)	1,805
66,266	*,e	Armstrong World Industries, Inc	2,000
405,135	*,e	B2Gold Corp	628
27,132		Blyth, Inc	924
213,831	e	Bulgari S.p.A.	1,528
312,908	e	Callaway Golf Co	1,890
348,000		Chen Hsong Holdings	133
394,000		Chow Sang Sang Holding	666
1,688,786	e	Citic Pacific Ltd	3,128
1,269,780		Compagnie Financiere Richemont S.A.	44,332
209,000		Daiwa Seiko, Inc	225
166,015	e	Daktronics, Inc	1,245
136,000		Denki Kogyo Co Ltd	584
25,720		Folli-Follie S.A.	547
2,789		Forbo Holding AG.	1,183
653,881	*,e	Futuris Corp Ltd	210
1,662,803	e	Hasbro, Inc	68,342
345,666	e	Hills Industries Ltd	619
2,476,000		Hutchison Harbour Ring Ltd	221
26,238	e	Indutrade AB	563
89,087	*,e	Intrepid Potash, Inc	1,743
170,252	*,e	Jakks Pacific, Inc	2,448
18,900	e	Japan Cash Machine Co Ltd	167
4,957,619	a,e	Jarden Corp	133,212

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,536	*	Johnson Outdoors, Inc	$96
159,803		JUMBO S.A.	973
230,817	*,e	Leapfrog Enterprises, Inc	928
358,000		Luk Fook Holdings International Ltd	444
48,639	*,e	Marine Products Corp	275
3,384,613		Mattel, Inc	71,619
5,935,397	*	Ming Fung Jewellery Group Ltd	504
42,372		Mitsubishi Pencil Co Ltd	579
126,000	e	Mizuno Corp	559
112,056		Namco Bandai Holdings, Inc	985
1,388	*,e	Nautilus, Inc	2
21,396	e	Oil-Dri Corp of America	491
10,424,857		Playmates Holdings Ltd	3,285
118,765	*,e	RC2 Corp	1,913
38,316	*	RHI AG.	900
29,800		Roland Corp	355
77,408	*	Russ Berrie & Co, Inc	544
292,000	*	Ryobi Ltd	984
99,205		Sankyo Co Ltd	4,484
38,252		Sato Corp	459
234,511	*,e	Shuffle Master, Inc	1,878
72,809		Societe BIC S.A.	5,172
169		SRI Sports Ltd	170
34,304	*	Steinway Musical Instruments, Inc	610
44,780	*	Summer Infant, Inc	293
100,468	e	Tomy Co Ltd	764
1,188,000		Win Hanverky Holdings Ltd	158
107,340		Yamaha Corp	1,096

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	371,733

MISCELLANEOUS REPAIR SERVICES - 0.0%
9,300		Nichiden Corp	273

		TOTAL MISCELLANEOUS REPAIR SERVICES	273

MISCELLANEOUS RETAIL - 1.2%
141,515	*,e	1-800-FLOWERS.COM, Inc (Class A)	292
2,196,500	e	Alibaba.com Ltd	4,334
1,988,934	*,e	Amazon.com, Inc	217,311
17,200	e	Asahi Co Ltd	237
72,711		Axis Communications AB	832
327,210	e	Barnes & Noble, Inc	4,221
38,404	e	BayWa AG.	1,300
62,100		Belluna Co Ltd	293
194,020	*,m	Berjaya Corp BHD	78
1,231,415	e	Best Buy Co, Inc	41,696
161,975	e	Big 5 Sporting Goods Corp	2,128
118,160		BIM Birlesik Magazalar AS	3,275
58,841	*,e	Blue Nile, Inc	2,770
24,267	e	Books-A-Million, Inc	146
159,560	*,e	Borders Group, Inc	212
65,050	*,e	Build-A-Bear Workshop, Inc	441
306,606	*,e	Buongiorno S.p.A.	344

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,460,000		C&O Pharmaceutical Technology Holdings Ltd	$470
221,967	*,e	Cabela’s, Inc	3,139
157,780	e	Cash America International, Inc	5,407
377,000	m	Chemoil Energy Ltd	121
4,980,000	*	China WindPower Group Ltd	486
3,440,000	*	CK Life Sciences International Holdings, Inc	210
286,850	*,e	CKX, Inc	1,431
15,960		Cocokara Fine Holdings, Inc	287
228,905	*,e	Coldwater Creek, Inc	769
16,200		Cosmos Pharmaceutical Corp	349
9,488,475		CVS Corp	278,203
152,969		DCC plc	3,463
1,287,848	*,e	Dick’s Sporting Goods, Inc	32,055
779,449	*,e	Dollar Tree, Inc	32,448
78,404	*	Dollarama, Inc	1,823
59,815	e	Douglas Holding AG.	2,508
386	e	Dr Ci:Labo Co Ltd	1,200
420,340	*,e	Drugstore.Com	1,295
206,995	*	Ezcorp, Inc (Class A)	3,840
80,425	e	Gaiam, Inc (Class A)	488
12,055,275		Game Group PLC	11,451
15,200		Growell Holdings Co Ltd	307
156,617	*	Grupa Lotos S.A.	1,319
36,000	*	Grupo Comercial Chedraui S.a. DE C.v.	95
408,678	*,e	GSI Commerce, Inc	11,770
19,196		Hellenic Duty Free Shops S.A.	110
123,152	*,e	Hibbett Sports, Inc	2,951
175,478		Home Retail Group	557
175,062	*,e	HSN, Inc	4,201
5,378,481		Hutchison Whampoa Ltd	33,100
514,869	*	Hypermarcas S.A.	6,612
92,953		Itochu Enex Co Ltd	478
160,283		Jean Coutu Group PJC, Inc/The	1,238
901,256	*	JJB Sports plc	175
120,866	*,e	Jo-Ann Stores, Inc	4,534
85,819	*,e	KAR Auction Services, Inc	1,062
136,149	*,e	Kirkland’s, Inc	2,298
26,600		Liquor Stores Income Fund	379
89,593		Majestic Wine plc	397
26,500	e	Megane TOP Co Ltd	175
539,213	e	Metro AG.	27,511
56,500		Mitsuuroko Co Ltd	365
201,220	e	MSC Industrial Direct Co (Class A)	10,194
175		MTI Ltd	227
272,009		N Brown Group plc	1,012
45,900	e	Nippon Gas Co Ltd	713
40,500		Nissen Holdings Co Ltd	137
134,389	e	Nutri/System, Inc	3,083
591,668	*,e	Office Depot, Inc	2,390
487,620	*,e	OfficeMax, Inc	6,368
48,000		Okuwa Co Ltd	487
616,142		Origin Energy Ltd	7,687

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

850,000		OSIM International Ltd	$543
12,100		Otsuka Kagu Ltd	116
79,014	*,e	Overstock.com, Inc	1,428
36,800		Paris Miki, Inc	278
1,765,500	e	Parkson Retail Group Ltd	2,976
52,217	*	PC Connection, Inc	316
507,376		Petsmart, Inc	15,308
172,302	*,e	Priceline.com, Inc	30,418
68,377	e	Pricesmart, Inc	1,588
2,417,533	*,e	Rite Aid Corp	2,369
1,723,600		SA SA International Holdings Ltd	1,306
48,600		Senshukai Co Ltd	265
1,031,246		Seven & I Holdings Co Ltd	23,627
297,800	e	Shoppers Drug Mart Corp	9,209
116,330	*,e	Shutterfly, Inc	2,787
489,290	e	Signet Jewelers Ltd	13,455
85,000		Sinanen Co Ltd	351
55,550	*	Stamps.com, Inc	569
4,120,993	e	Staples, Inc	78,505
46,200	e	Sugi Pharmacy Co Ltd	939
56,600	e	Sundrug Co Ltd	1,373
45,742	e	Systemax, Inc	689
28,691		Takkt AG.	294
261		Telepark Corp	423
587,821	e	Tiffany & Co	22,284
20,188		Tsuruha Holdings, Inc	716
187,303		Tsutsumi Jewelry Co Ltd	3,984
76,178	*,e	Vitamin Shoppe, Inc	1,954
2,572,239		Walgreen Co	68,679
345,981		WH Smith plc	2,109
7,908		Winmark Corp	265
371,179	e	World Fuel Services Corp	9,628
43,200		Xebio Co Ltd	811
1,746	*,e	Zale Corp	3
87,602	*,e	Zumiez, Inc	1,411

		TOTAL MISCELLANEOUS RETAIL	1,094,261

MOTION PICTURES - 0.7%
63,457	*,e	Ascent Media Corp (Series A)	1,603
76,265		Astral Media, Inc	2,575
129,749	*,e	Avid Technology, Inc	1,652
11,220,000	*	Big Media Group Ltd	243
60,281	*,e	Carmike Cinemas, Inc	365
347,690	e	Cinemark Holdings, Inc	4,572
99,100		Cineplex Galaxy Income Fund	1,815
140,800	e	Culture Convenience Club Co Ltd	658
1,860,227	*,e	Discovery Communications, Inc (Class A)	66,429
761,202	*	Discovery Communications, Inc (Class C)	23,544
202,144	*	DreamWorks Animation SKG, Inc (Class A)	5,771
80,662	*	EM.Sport Media AG.	151
1,115,000	*	eSun Holdings Ltd	146
852,753	e	HMV Group plc	803

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,782		Kinepolis	$672
292,509	*	Lions Gate Entertainment Corp	2,042
2,850,000		Major Cineplex Group Pcl	822
15,000,000	*	Media Nusantara Citra Tbk PT	590
229,134		National CineMedia, Inc	3,817
167,900	e	News Corp (ADR)	2,358
8,615,345	e	News Corp (Class A)	103,041
553,920	e	Regal Entertainment Group (Class A)	7,223
45,056	*,e	Rentrak Corp	1,096
330,468	*	Rovi Corp	12,528
465,555	e	Scripps Networks Interactive (Class A)	18,780
104,000	e	Shochiku Co Ltd	752
5,274,798		Time Warner, Inc	152,495
188,000	e	Toei Animation Co Ltd	2,953
342,885		Toei Co Ltd	1,500
63,445		Toho Co Ltd	1,052
33,500		Tohokushinsha Film Corp	179
497,853	*,e	tw telecom inc (Class A)	8,304
4,952,086		Viacom, Inc (Class B)	155,348

		TOTAL MOTION PICTURES	585,879

NONDEPOSITORY INSTITUTIONS - 1.1%
40,510	*	Aareal Bank AG.	677
20,918	e	Acom Co Ltd	270
391,480		Advance America Cash Advance Centers, Inc	1,617
363,419		Aeon Credit Service Co Ltd	3,237
778,303		Aeon Thana Sinsap Thailand PCL	727
315,650	e	Aiful Corp	377
1,681,570	*	American Capital Ltd	8,105
7,108,932	e	American Express Co	282,225
237,038	*	AmeriCredit Corp	4,319
987,419		Apollo Investment Corp	9,213
907,200	f,g	ARA Asset Management Ltd	698
406,271		Ares Capital Corp	5,091
41,991		Asta Funding, Inc	414
274,882		Bank of Cyprus Public Co Ltd	1,101
167,417		Bank Pekao S.A.	7,635
337,649	e	BlackRock Kelso Capital Corp	3,333
125,208		BlueBay Asset Management plc	536
3,218,925		BM&FBOVESPA S.A.	20,687
333,513	*	Boise, Inc	1,831
266,825	*,m	Bradford & Bingley plc	0	^
3,489	e	California First National Bancorp	43
1,765,548	e	Capital One Financial Corp	71,152
2,058,906	e	CapitalSource, Inc	9,800
628,465	*,e,m	Cattles plc	65
10,533	*,e	CBOE Holdings, Inc	343
1,339,399	e	Challenger Financial Services Group Ltd	3,905
244,853		Challenger Infrastructure Fund	284
8,074,574	e	Chimera Investment Corp	29,149
562,783	*,e	CIT Group, Inc	19,056
702,072		Collins Stewart plc	795

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,110,743		Companhia Brasileira de Meios de Pagamento	$9,354
86,132	*	Compania Vale Do Ro Doce	0	^
81,893	e	CompuCredit Corp	324
27,976	*,e	Credit Acceptance Corp	1,364
231,963		Credit Saison Co Ltd	2,428
1,759,510		Criteria Caixacorp S.A.	7,195
60,421	e	Cypress Sharpridge Investments, Inc	765
3,091,795		Discover Financial Services	43,223
131,242	*,e	Doral Financial Corp	320
66,391	*	Encore Capital Group, Inc	1,368
17,189	*,e	ePlus, Inc	301
41,794		Federal Agricultural Mortgage Corp (Class C)	586
198,864	*	First Cash Financial Services, Inc	4,335
6,804,689		First Financial Holding Co Ltd	3,748
290,684	*,e	First Marblehead Corp	683
4,488,000		First Shanghai Investments Ltd	721
119,506	e	Gladstone Investment Corp	697
497,594	*,e	GLG Partners, Inc	2,179
28,290		Golub Capital BDC, Inc	408
397,501	*,e	Heckmann Corp	1,844
1,112,024		Henderson Group plc	2,022
212,788		Hercules Technology Growth Capital, Inc	1,960
219,856	*,e	Higher One Holdings, Inc	3,188
88,900		Hitachi Capital Corp	1,182
317,162		Housing Development Finance Corp	19,987
18,736		Indiabulls Securities Ltd	11
1,089,085		Infrastructure Development Finance Co Ltd	4,181
1,373,740		Intermediate Capital Group plc	5,095
713,154		International Personal Finance plc	2,017
460,885	e	Investor AB (B Shares)	7,455
179,000		Jaccs Co Ltd	295
1,341,000	e	Japan Securities Finance Co Ltd	7,534
40,400		Jardine Matheson Holdings Ltd	1,414
821,224		KB Financial Group, Inc	31,478
553,256	*	K-Green Trust	415
335,986		Lancashire Holdings Ltd	2,491
470,143		Lender Processing Services, Inc	14,720
348,551	e	MCG Capital Corp	1,684
76,592		Medallion Financial Corp	506
16,713	*,e	Mercadolibre, Inc	878
369,915		Moneysupermarket.com Group plc	396
141,806	e	Nelnet, Inc (Class A)	2,734
103,557	*,e	NewStar Financial, Inc	659
137,042	e	NGP Capital Resources Co	983
181,235		NRDC Acquisition Corp	1,749
360,786	*,e	Ocwen Financial Corp	3,676
213,200	*,e	OMC Card, Inc	331
366,000	*,e	Orient Corp	283
530,525	e	ORIX Corp	38,434
980		Osaka Securities Exchange Co Ltd	4,162
935,417		Paragon Group of Cos plc	1,672

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

134,199	e	PennantPark Investment Corp	$1,282
298,134	*,e	PHH Corp	5,676
146,118	e	Promise Co Ltd	984
362,618		Provident Financial plc	4,524
480,000		Public Financial Holdings Ltd	249
430,142		Redecard S.A.	6,077
90,389	*	Rodman & Renshaw Capital Group, Inc	259
330,854	*	Rural Electrification Corp Ltd	2,152
101,095		Samsung Card Co	4,083
5	b,m	SFCG Co Ltd	0	^
2,025,715		Siemens AG.	181,179
1,817,575	*,e	SLM Corp	18,885
48,071	e	Solar Capital Ltd	926
23,845	e	Student Loan Corp	574
4,418,650		Taiwan Cooperative Bank	2,662
207,400	e	Takefuji Corp	607
33,963	*	THL Credit, Inc	391
284	*,b	Thornburg Mortgage, Inc	0	^
123,897	e	TICC Capital Corp	1,041
124,800		Tisco Financial Group PCL	110
1,557,143	e	Tower Australia Group Ltd	2,632
296	*	Tree.com, Inc	2
45,516	e	Triangle Capital Corp	647
526,481		Tullett Prebon plc	2,470
403,040	*,e	Utilities Select Sector SPDR F	11,390
83,406	*,e	World Acceptance Corp	3,195

		TOTAL NONDEPOSITORY INSTITUTIONS	984,117

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
1,485,431		Adelaide Brighton Ltd	3,313
112,985	e	AMCOL International Corp	2,655
1,495,994	*,e	Centamin Egypt Ltd	3,648
106,230		Compass Minerals International, Inc	7,466
108,000	*	Exeter Resource Corp	680
171,319	*	Gem Diamonds Ltd	534
224,949	*,e	General Moly, Inc	693
5,276,682	e	Grupo Mexico S.A. de C.V. (Series B)	12,444
1,011,411		Haci Omer Sabanci Holding AS	4,059
116,872	*	Harry Winston Diamond Corp	1,437
193,426		Imerys S.A.	9,842
33,885		K+S AG.	1,557
60,700	*	Migao Corp	339
776,818	*	Mineral Deposits Ltd	608
23,000	e	Nippon Ceramic Co Ltd	322
129,000	*	Nittetsu Mining Co Ltd	438
274,367	*	Petra Diamonds Ltd	294
231,900	*	Rubicon Minerals Corp	797
10,223	*,e	United States Lime & Minerals, Inc	394
418,449	e	Vulcan Materials Co	18,342

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	69,862

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

OIL AND GAS EXTRACTION - 4.8%
303,103	*	Abraxas Petroleum Corp	$849
379,255	e	Acergy S.A.	5,615
254,207	*	Advantage Oil & Gas Ltd	1,481
1,845,831	*	Afren plc	2,331
14,406	e	Aker Kvaerner ASA	165
55,619		AltaGas Income Trust	965
2,297,896	e	Anadarko Petroleum Corp	82,931
91,700	*	Angle Energy, Inc	615
3,414,164	e	Apache Corp	287,439
43,524	e	APCO Argentina, Inc	1,023
57,920	*	Approach Resources, Inc	398
236,611	*,e	Arena Resources, Inc	7,548
348,837	*,e	Arrow Energy NL	1,412
623,665	*	Athabasca Oil Sands Corp	6,450
255,701	e	Atlas America, Inc	6,922
187,438	*,e	ATP Oil & Gas Corp	1,985
175,779	*,e	Atwood Oceanics, Inc	4,486
767,813	e	Australian Worldwide Exploration Ltd	1,130
1,589,005	e	Baker Hughes, Inc	66,055
301,426	*	Bankers Petroleum Ltd	1,988
115,417	*,e	Basic Energy Services, Inc	889
252,084		Baytex Energy Trust	7,530
2,752,429		Beach Petroleum Ltd	1,579
256,352	e	Berry Petroleum Co (Class A)	6,593
4,294,653		BG Group plc	63,874
237,413	*,e	Bill Barrett Corp	7,305
132,013	*,e	Birchcliff Energy Ltd	1,203
574,400	*,e	BlackPearl Resources, Inc	1,522
793,438	*,e	Boart Longyear Group	1,865
74,691		Bonavista Energy Trust	1,600
51,525		Bonterra Oil & Gas Ltd	1,682
352,607	*,e	Boots & Coots, Inc	1,040
517,045	*	Borders & Southern Petroleum plc	531
338,142	*	Bow Energy Ltd	314
281,288	*	BowLeven plc	539
543,245	*,e	Brigham Exploration Co	8,355
464,842	e	Cabot Oil & Gas Corp	14,559
3,617,818	*,e	Cairn Energy plc	22,226
709,053	*	Cairn India Ltd	4,591
704,673	*,e	Cal Dive International, Inc	4,122
43,797		Calfrac Well Services Ltd	804
114,835	*	Callon Petroleum Co	723
114,620	*	Calvalley Petroleums, Inc	367
1,209,679	*,e	Cameron International Corp	39,339
3,032,540	e	Canadian Natural Resources Ltd (Canada)	100,643
591,368		Canadian Oil Sands Trust	14,993
898,797	*	Carnarvon Petroleum Ltd	256
135,350	*,e	Carrizo Oil & Gas, Inc	2,102
21,363		CAT Oil AG.	180
95,111	*	Celtic Exploration Ltd	980
1,128,186		Cenovus Energy, Inc	29,038

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

272,246	*,e	Cheniere Energy, Inc	$768
1,697,510	e	Chesapeake Energy Corp	35,563
4,141,400	e	China Oilfield Services Ltd	4,819
72,817	*	Chinook Energy Inc	224
448,187		Cimarex Energy Co	32,081
26,577	*,e	Clayton Williams Energy, Inc	1,119
346,736		Clough Ltd	222
40,972,400	e	CNOOC Ltd	69,640
3,273,063	*,e	Cobalt International Energy, Inc	24,384
12,717	*,e	Compagnie Generale de Geophysique S.A.	226
393,133	*,e	Complete Production Services, Inc	5,622
1,256,617	*	Compton Petroleum Corp	708
138,221	*,e	Comstock Resources, Inc	3,831
3,637,660	*,e	Concho Resources, Inc	201,272
896,157	*	Connacher Oil and Gas Ltd	1,086
98,644	*	Contango Oil & Gas Co	4,414
84,104	*,e	Continental Resources, Inc	3,753
121,588	*	Corridor Resources, Inc	594
217,347	*,m	Crescent Point Energy Corp	7,587
4,095,696	e	Crescent Point Energy Corp	142,967
105,828	*	Crew Energy, Inc	1,499
351,102	*	Crude Carriers Corp	5,797
188,395	*	Dana Petroleum plc	3,171
42,132	*,e	Dawson Geophysical Co	896
296,564		Daylight Resources Trust	2,488
288,621	*	Delek Drilling-LP	694
2,234	*	Delek Energy Systems Ltd	569
4,970		Delek Israeli Fuel Corp Ltd	138
653,306	*,e	Delta Petroleum Corp	562
15,526,088	*,e	Denbury Resources, Inc	227,302
370,044	*	Desire Petroleum plc	497
1,091,662	*,e	DNO International ASA	1,194
74,095	*,e	Det Norske Oljeselskap ASA	231
1,313,614		Devon Energy Corp	80,025
165,289	e	Diamond Offshore Drilling, Inc	10,279
723,429	*	Eastern Star Gas Ltd	493
1,361,916	e	EnCana Corp	41,246
747,975	*,e	Endeavour International Corp	793
157,638	*	Energy Partners Ltd	1,925
159,358	*,e	Energy Recovery, Inc	637
253,560	*	Energy XXI Bermuda Ltd	4,001
203,504		Enerplus Resources Fund	4,376
825,026	*,e	EnQuest plc	1,225
634,648	e	Ensco International plc (ADR)	24,929
148,306		Ensign Energy Services, Inc	1,744
2,735		Entrepose Contracting	243
809,983	e	EOG Resources, Inc	79,678
351,662		Equitable Resources, Inc	12,709
111,864	e	Etablissements Maurel et Prom	1,245
63,039	*	Evolution Petroleum Corp	316
330,825	e	EXCO Resources, Inc	4,833
318,136	*,e	Exterran Holdings, Inc	8,211

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

168,196	*	Fairborne Energy Ltd	$727
134,810	*	Falkland Oil & Gas Ltd	491
190,854	*	Faroe Petroleum plc	336
58,190	*	Flint Energy Services Ltd	653
288,209	*,e	Forest Oil Corp	7,885
2,617,580		Formosa Petrochemical Corp	6,314
47,331	e	Fred Olsen Energy ASA	1,216
208,498	*,e	FX Energy, Inc	755
669,190		GAIL India Ltd	6,691
124,007	*	Galleon Energy, Inc	502
223,940	*	Gastar Exploration Ltd	808
43,644		Gazpromneft OAO (ADR)	811
27,122	*	Geokinetics, Inc	104
55,453	*,e	Georesources, Inc	772
24,963	*	Global Geophysical Services, Inc	174
542,178	*,e	Global Industries Ltd	2,434
120,401	*,e	GMX Resources, Inc	781
108,906	*,e	Goodrich Petroleum Corp	1,307
64,581		Granite Hacarmel Investments Ltd	121
640,553	*	Gulf Keystone Petroleum Ltd	646
233,306	*,e	Gulfport Energy Corp	2,767
188,374	*	Gulfsands Petroleum plc	717
8,508	*	Hallador Petroleum Co	76
3,841,107		Halliburton Co	94,299
74,919	*	Hardy Oil & Gas plc	195
144,649	*,e	Harvest Natural Resources, Inc	1,066
545,822	*,e	Helix Energy Solutions Group, Inc	5,879
232,784	e	Helmerich & Payne, Inc	8,501
674,894	*,e	Hercules Offshore, Inc	1,640
286,007	*,e	Heritage Oil Ltd	1,675
1,394,691	*	Horizon Oil Ltd	351
79,251		Houston American Energy Corp	781
456,767	e	Husky Energy, Inc	10,830
14,790		Idemitsu Kosan Co Ltd	1,114
958	e	Inpex Holdings, Inc	5,314
5,237	*,e	Isramco, Inc	247
326,173	*	Ivanhoe Energy, Inc	625
6,400	*	Japan Drilling Co Ltd	179
4,400		Japan Petroleum Exploration Co	180
13,730	*	Jerusalem Oil Exploration	219
372,360	e	JKX Oil & Gas plc	1,349
846,000		K1 Ventures Ltd	84
40,000	e	Kanto Natural Gas Development Ltd	203
193,633	*,e	Karoon Gas Australia Ltd	961
45,201	e	Kayne Anderson Energy Development Co	686
157,730	f	KazMunaiGas Exploration Production (GDR)	2,906
637,538	*,e	Key Energy Services, Inc	5,853
457,144	*	Kodiak Oil & Gas Corp	1,458
315,858	*,e	Lundin Petroleum AB	1,392
208,260	*	Magnum Hunter Resources Corp	908
34,580		Major Drilling Group International	705
461,741	*,e	Mariner Energy, Inc	9,918

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

495,480	*,e	McMoRan Exploration Co	$5,505
106,207		Melrose Resources plc	444
79,131	*	Miller Petroleum, Inc	456
1,665,366	*,e	Nabors Industries Ltd	29,344
98,000		NAL Oil & Gas Trust	976
39,870	*	Naphtha Israel Petroleum Corp Ltd	149
2,217,666	e	National Oilwell Varco, Inc	73,338
48,199	*	New Brazil Holding ASA	42
598,985		New Zealand Oil & Gas Ltd	519
689,925	*	Newfield Exploration Co	33,710
445,740	*,e	Newpark Resources, Inc	2,697
720,676		Nexen, Inc	14,176
2,051,860	*,e	Nexus Energy Ltd	432
56,201		Niko Resources Ltd	5,227
566,184	e	Noble Energy, Inc	34,158
205,556	*,e	Northern Offshore Ltd	382
261,487	*,e	Northern Oil And Gas, Inc	3,357
282,500	*,e	Norwegian Energy Co AS.	513
146,545	f	NovaTek OAO (GDR)	10,445
115,879		NuVista Energy Ltd	1,106
8,620,432		Occidental Petroleum Corp	665,067
438,475	*	Oceaneering International, Inc	19,688
1,948,403		OGX Petroleo e Gas Participacoes S.A.	18,048
1,496,985		Oil Refineries Ltd	623
831,823	e	Oil Search Ltd	3,827
487,636	*	OPTI Canada, Inc	820
699,779	*,e	PA Resources AB	470
1,460,350	*,e,m	PA Resources AB (Foreign)	1,020
241,619	*	Pacific Asia Petroleum, Inc	901
4,614	*	Pacific Rubiales Energy Corp	106
383,176	*	Pacific Rubiales Energy Corp (Toronto)	8,588
35,052	e	Panhandle Oil and Gas, Inc (Class A)	926
110,261		Paramount Energy Trust	528
52,589	*	Paramount Resources Ltd (Class A)	918
492,430	*,e	Parker Drilling Co	1,945
408,006		Patterson-UTI Energy, Inc	5,251
237,182	e	Penn Virginia Corp	4,770
602,309		Penn West Energy Trust	11,485
85,156	e	PetroBakken Energy Ltd	1,694
191,443	*	Petrobank Energy & Resources Ltd	6,735
2,855,145	*	Petroceltic International plc	427
712,960	*	PetroHawk Energy Corp	12,099
4,327,205		Petroleo Brasileiro S.A.	74,318
1,057,603		Petroleo Brasileiro S.A. (ADR)	36,297
5,064,143		Petroleo Brasileiro S.A. (Preference)	75,359
98,174	*,e	Petroleum Development Corp	2,515
284,840	*,e	Petroleum Geo-Services ASA	2,374
42,626	e	Petrominerales Ltd	995
233,487	e	Petroplus Holdings AG.	3,433
295,979	*,e	Petroquest Energy, Inc	2,001
167,267		Peyto Energy Trust	2,289
342,604	*,e	Pioneer Drilling Co	1,943

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

389,114	e	Pioneer Natural Resources Co	$23,133
328,613	*,e	Plains Exploration & Production Co	6,773
168,081	*	Polarcus Ltd	116
87,960	*,e	PowerSecure International, Inc	800
578,900		PPB Group BHD	2,845
405,600	*	Precision Drilling Trust	2,690
206,451	*	Premier Oil plc	3,812
813,990	*,e	Pride International, Inc	18,185
203,967	e	ProEx Energy Ltd	2,370
431,640	e	ProSafe ASA	1,719
241,400	*,e	Prosafe Production Public Ltd	487
356,208		Provident Energy Trust	2,439
1,771,469		PTT Exploration & Production PCL	7,763
226,767	*	Questerre Energy Corp	607
281,286	*,e	Quicksilver Resources, Inc	3,094
277,121	*	RAM Energy Resources, Inc	574
450,141	e	Range Resources Corp	18,073
414,099	*	Regal Petroleum plc	165
166,100	*	Resolute Energy Corp	2,033
134,989	*,e	Rex Energy Corp	1,363
139,598	*	Riversdale Mining Ltd	1,219
1,822,890	*,e	Roc Oil Co Ltd	473
358,106	*,e	Rowan Cos, Inc	7,857
120,746	e	RPC, Inc	1,648
300,885	*,e	Salamander Energy plc	1,046
432,220		Santos Ltd	4,517
156,738		Savanna Energy Services Corp	891
14,624		SBM Offshore NV	209
6,278,927	e	Schlumberger Ltd	347,477
76,500	*,e	Scorpion Offshore Ltd	473
93,921	*,e	SEACOR Holdings, Inc	6,636
1,117,883	e	SeaDrill Ltd	20,164
84,373	*,e	Seahawk Drilling, Inc	820
50	*	Serval Integrated Energy Services	0	^
9,513	*,m	Sibir Energy plc	25
93,980		SK Energy Co Ltd	8,359
1,304,864		Smith International, Inc	49,128
281,452	*,e	Soco International plc	1,663
260,335	*	Songa Offshore SE	635
897,599	*	Southwestern Energy Co	34,683
443,830	e	St. Mary Land & Exploration Co	17,824
206,508	*	Sterling Energy plc	448
269,363	*,e	Stone Energy Corp	3,006
48,542	*	Storm Exploration, Inc	612
220,772	*,e	Subsea 7, Inc	3,310
188,198	*,e	Superior Energy Services	3,514
145,668	e	Superior Plus Corp	1,751
107,884	*,e	Superior Well Services, Inc	1,804
1,572,503		Surgutneftegaz (ADR)	13,720
358,500	e	Surgutneftegaz (ADR) (London)	3,137
193,493	*	Swift Energy Co	5,207
360,221	*,e	Syntroleum Corp	591

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,277,075		Talisman Energy, Inc	$19,314
345,609		Tatneft (GDR)	9,646
548,883		Technip S.A.	31,482
152,398	*	Tesco Corp	1,871
479,167	*,e	Tetra Technologies, Inc	4,351
222,114	e	TGS Nopec Geophysical Co ASA	2,562
156,912		Tidewater, Inc	6,076
21,080	e	Toreador Resources Corp	116
640,382	*	TransAtlantic Petroleum Ltd	2,030
240,100		Trican Well Service Ltd	3,074
91,980		Trilogy Energy Corp	802
176,166		Trinidad Drilling Ltd	836
10,312,986		Tullow Oil plc	153,409
323,045	*	Ultra Petroleum Corp	14,295
89,598	*,e	Union Drilling, Inc	494
137,496	*	Unit Corp	5,581
938,384	*	UTS Energy Corp	1,816
251,419		Vaalco Energy, Inc	1,408
47,319	*	Valiant Petroleum plc	488
84,243	*,e	Venoco, Inc	1,387
149,265		Vermilion Energy Trust	4,721
229,578	e	W&T Offshore, Inc	2,172
310,374	*,e	Warren Resources, Inc	900
3,675,941	*,e	Weatherford International Ltd	48,302
131,841	*,e	West Siberian Resources Ltd (GDR)	1,463
192,171	*	Whiting Petroleum Corp	15,070
173,406	*,e	Willbros Group, Inc	1,283
211,291	e	Woodside Petroleum Ltd	7,344
16,400		Zargon Energy Trust	280

		TOTAL OIL AND GAS EXTRACTION	4,253,461

PAPER AND ALLIED PRODUCTS - 0.5%
87,345	*,e	Altri SGPS S.A.	431
625,799	e	Bemis Co	16,897
142,933		Billerud AB	862
205,262	*	Buckeye Technologies, Inc	2,042
219,668	*	Canfor Corp	1,754
136,572		Cascades, Inc	824
18,416	*,e	Cellu Tissue Holdings, Inc	143
217,342	*	Cenveo, Inc	1,191
111,000		Chuetsu Pulp & Paper Co Ltd	210
110,252	e	Corporate Express Australia Ltd	525
109,872	e	Daio Paper Corp	842
140,342		Domtar Corporation	6,898
516,048		DS Smith plc	928
160,140		Empresas CMPC S.A.	7,009
219,237		Exor S.p.A.	3,686
233,459	*	Fibria Celulose S.A.	3,446
25,000		FP Corp	1,301
265,263	e	Glatfelter	2,878
556,531	*	Graphic Packaging Holding Co	1,753

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

113,593	e	Greif, Inc (Class A)	$6,309
164,905	*	Grupo Empresarial Ence S.A.	514
3,614	*	Hadera Paper Ltd	254
1,104,000		Hengan International Group Co Ltd	8,940
173,500	e	Hokuetsu Paper Mills Ltd	867
45,905		Holmen AB (B Shares)	1,090
165,780		Huhtamaki Oyj	1,532
469,500	*	Indah Kiat Pulp and Paper Corp Tbk PT	95
2,692,825		International Paper Co	60,938
193,107	*,e	Kapstone Paper and Packaging Corp	2,151
1,747,955	e	Kimberly-Clark Corp	105,978
1,094,184	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	6,322
230,048	e	Kinnevik Investment AB (Series B)	3,683
1,067,665		Klabin S.A.	2,958
161,700		Kokuyo Co Ltd	1,332
2,532,000		Lee & Man Paper Manufacturing Ltd	1,862
20,086		Mayr-Melnhof Karton AG.	1,787
696,544		MeadWestvaco Corp	15,463
75,908		Metso Oyj	2,433
13,294		Miquel y Costas & Miquel S.A.	250
400,000		Mitsubishi Paper Mills Ltd	462
807,667		Mondi plc	4,596
276,506	*	M-real Oyj (B Shares)	969
70,620	e	Neenah Paper, Inc	1,292
2,470,000		Nine Dragons Paper Holdings Ltd	3,328
467,790		Nippon Paper Group, Inc	12,948
221,100	*,e	Norske Skogindustrier ASA	250
1,553,893	e	OJI Paper Co Ltd	7,619
16,900		Pack Corp	296
610,612	e	Packaging Corp of America	13,446
39,692	e	Papeles y Cartones de Europa S.A.	151
1,435,366	*	PaperlinX Ltd	743
205		Pilot Corp	329
190,633	e	Portucel Empresa Produtora de Pasta e Papel S.A.	491
534,000		Rengo Co Ltd	3,370
216,019	e	Rock-Tenn Co (Class A)	10,730
57,800	e	Sanrio Co Ltd	653
1,038,375	e	Sappi Ltd	4,025
80,713	e	Schweitzer-Mauduit International, Inc	4,072
136,623	e	Semapa-Sociedade de Investimento e Gestao	1,219
28,889		Sequana	349
17,700	e	Shimojima Co Ltd	247
248,815	*	Smurfit Kappa Group plc	2,018
1,279,287	e	Sonoco Products Co	38,993
494,670	e	Stora Enso Oyj (R Shares)	3,574
1,049,318	e	Svenska Cellulosa AB (B Shares)	12,341
440,653		Temple-Inland, Inc	9,108
308,651		Tokushu Tokai Holdings Co Ltd	791
92,647		Uni-Charm Corp	10,447
1,903,493		UPM-Kymmene Oyj	25,201
27,462	*	Verso Paper Corp	63
228,152	*	Wausau Paper Corp	1,545

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,300,000	*	Yuen Foong Yu Paper Manufacturing Co Ltd	$467

		TOTAL PAPER AND ALLIED PRODUCTS	454,511

PERSONAL SERVICES - 0.1%
4,294,837	e	Chaoda Modern Agriculture	4,188
463,396	e	Cintas Corp	11,108
142,818	*,e	Coinstar, Inc	6,137
18,342		CPI Corp	411
443,332		Davis Service Group plc	2,416
92,910		Dignity plc	897
110,443	e	G & K Services, Inc (Class A)	2,281
1,085,283	e	H&R Block, Inc	17,028
242,569	e	Invocare Ltd	1,231
1,468,873		Kuala Lumpur Kepong BHD	7,421
70,969	e	Mac-Gray Corp	791
307,276		Regis Corp	4,784
3,085,672	*	Rentokil Initial plc	4,945
413,551	*,e	Sally Beauty Holdings, Inc	3,391
849,639		Service Corp International	6,287
74,329	*,e	Steiner Leisure Ltd	2,857
87,793		Unifirst Corp	3,865
199,977		Weight Watchers International, Inc	5,137

		TOTAL PERSONAL SERVICES	85,175

PETROLEUM AND COAL PRODUCTS - 3.8%
75,002	e	Alon USA Energy, Inc	477
217,388	*	American Oil & Gas, Inc	1,365
87,600		AOC Holdings, Inc	441
229,952		Bharat Petroleum Corp Ltd	3,269
26,955,744		BP plc	129,042
359,927		BP plc (ADR)	10,395
935,329	e	Caltex Australia Ltd	7,339
9,241,191	e	Chevron Corp	627,107
5,509,009		ConocoPhillips	270,437
354,000	e	Cosmo Oil Co Ltd	845
143,683	*,e	CVR Energy, Inc	1,080
46,000	e	Daiseki Co Ltd	957
64,714	e	Delek US Holdings, Inc	472
8,426,378		Ecopetrol S.A.	12,220
877,168		ENI S.p.A.	16,101
115,698	e	ERG S.p.A.	1,349
7,325		Esso SA Francaise	910
19,504,503		Exxon Mobil Corp	1,113,123
452,975	e	Frontier Oil Corp	6,093
155,014	e	Galp Energia SGPS S.A.	2,315
89,033	*,e	Green Plains Renewable Energy, Inc	910
263,971	*,e	Headwaters, Inc	750
130,139		Hellenic Petroleum S.A.	925
1,370,080		Hess Corp	68,970
110,093	e	Holly Corp	2,926
607,390	e	Imperial Oil Ltd	22,126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,052,730	*	JX Holdings, Inc	$10,146
373,336	*,e	Linc Energy Ltd	315
757,073		LUKOIL (ADR)	38,803
3,564,098	e	Marathon Oil Corp	110,808
76,143		Motor Oil Hellas Corinth Refineries S.A.	668
991,548	e	Murphy Oil Corp	49,131
9,841	e	Neste Oil Oyj	143
365,936		OMV AG.	10,989
53,915		Parkland Income Fund	547
22,000	*,m	Peab Industri AB (B Shares)	93
876,612		PGG Wrightson Ltd	306
521,181		Polski Koncern Naftowy Orlen S.A.	5,398
1,230,950		PTT PCL	9,255
54,683	e	Quaker Chemical Corp	1,481
2,008,489		Reliance Industries Ltd	46,745
1,377,281	e	Repsol YPF S.A.	27,794
3,714,733	f	Rosneft Oil Co (GDR)	22,653
6,455,574		Royal Dutch Shell plc (A Shares)	162,913
3,892,722		Royal Dutch Shell plc (B Shares)	94,090
392,468	*,e	SandRidge Energy, Inc	2,288
404,937	e	Saras S.p.A.	841
20,462	e	Showa Shell Sekiyu KK	141
51,791		SK Corp	3,679
81,622		S-Oil Corp	3,580
421,393	e	Statoil ASA	8,118
3,039,740		Suncor Energy, Inc	89,460
3,367,404		Suncor Energy, Inc (NY)	99,136
329,915		Sunoco, Inc	11,471
338,306	e	Tesoro Corp	3,948
1,769,700		Thai Oil PCL	2,389
86,770	e	TonenGeneral Sekiyu KK	751
2,235,090		Total S.A.	99,772
275,630		Tupras Turkiye Petrol Rafine	5,000
1,589,831	e	Valero Energy Corp	28,585
2,143,841	e	Walter Industries, Inc	130,453
77,394		WD-40 Co	2,585
531,320	*,e	Western Refining, Inc	2,673

		TOTAL PETROLEUM AND COAL PRODUCTS	3,389,092

PIPELINES, EXCEPT NATURAL GAS - 0.1%
1,134,090	e	APA Group	3,422
14,400		Enbridge Income Fund	186
111,599		Pembina Pipeline Income Fund	1,872
1,897,255		Spectra Energy Corp	38,077
1,088,402	e	TransCanada Corp	36,408
141,615		Wellstream Holdings plc	1,057
102,800		Westshore Terminals Income Fund	1,672

		TOTAL PIPELINES, EXCEPT NATURAL GAS	82,694

PRIMARY METAL INDUSTRIES - 0.9%
7,745		Acerinox S.A.	120
27,346	*,e	Advanced Metallurgical Group NV	233

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

284,000	*	Aichi Steel Corp	$1,109
250,183	e	AK Steel Holding Corp	2,982
2,408,086	e	Alcoa, Inc	24,225
334,154	e	Allegheny Technologies, Inc	14,766
5,922,000	*,e	Aluminum Corp of China Ltd	4,454
1,662,720	e	Angang New Steel Co Ltd	1,973
2,310	*	Anglo American plc	80
116,059	*,e	ArcelorMittal	3,113
22,247	*	Armtec Infrastructure Income Fund	390
51,274		Asahi Holdings, Inc	1,116
54,662		BE Group AB	308
26,643		Bekaert S.A.	4,442
207,186	e	Belden CDT, Inc	4,558
229,474	e	BlueScope Steel Ltd	399
273,702	e	Bodycote plc	807
94,092	*,e	Brush Engineered Materials, Inc	1,880
2,506,000	*	Burwill Holdings Ltd	158
127,645	e	Carpenter Technology Corp	4,191
612,853		Catcher Technology Co Ltd	1,322
302,716	*,e	Century Aluminum Co	2,673
13,253,743		China Steel Corp	12,210
94,989		Chugai Ro Co Ltd	244
17,455	*	Coleman Cable, Inc	98
1,269,004		Companhia Siderurgica Nacional S.A.	18,490
450	*	Corinth Pipeworks S.A.	0	^
68,158		Daewoo International Corp	1,718
23,531	*	Daido Steel Co Ltd	101
44,600		Dongkuk Steel Mill Co Ltd	795
100,413	e	Dowa Holdings Co Ltd	481
38,046	*	Draka Holding	527
139,727	e	Duro Felguera S.A.	1,364
240,066		El Ezz Steel Co	733
51,490	*	Elval Aluminium Process Co	69
77,120	e	Encore Wire Corp	1,403
466,108	*	Eregli Demir ve Celik Fabrikalari TAS	1,180
578,050		Feng Hsin Iron & Steel Co	758
528,577		Fujikura Ltd	2,303
2,540,027		Furukawa Electric Co Ltd	11,082
685,000		Furukawa-Sky Aluminum Corp	1,771
612,400	*,e	General Cable Corp	16,320
298,491	*	Gerdau Ameristeel Corp	3,254
201,145	*	Gerdau Ameristeel Corp (Toronto)	2,188
2,763		Gerdau S.A.	27
860,602		Gerdau S.A. Preference	11,247
165,463	*	Gibraltar Industries, Inc	1,671
309,114	*	Globe Specialty Metals, Inc	3,193
175,000		Godo Steel Ltd	422
68,799		Haynes International, Inc	2,121
1,723,897		Hindalco Industries Ltd	5,299
62,420		Hoganas AB (Class B)	1,618
204,520	*	Horsehead Holding Corp	1,546

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

251,675		Hubbell, Inc (Class B)	$9,989
153,407		Hyundai Steel Co	11,214
219,540		JFE Holdings, Inc	6,792
151,000		JFE Shoji Holdings, Inc	589
2,163,000	e	Jiangxi Copper Co Ltd	4,019
514,054		Johnson Matthey plc	11,421
378,256		KGHM Polska Miedz S.A.	9,771
815,013		KME Group S.p.A.	288
1,546,597		Kobe Steel Ltd	2,946
22,900		Kyoei Steel Ltd	373
36,799		Leoni AG.	772
2,660,000	e	Maanshan Iron & Steel	1,160
20,700		Maruichi Steel Tube Ltd	396
18,462	e	Matsuda Sangyo Co Ltd	298
125,636	e	Matthews International Corp (Class A)	3,679
386,733	e	Mechel (ADR)	2,680
631,044	e	Mechel Steel Group OAO (ADR)	11,447
156,649	*,e	Metalico, Inc	623
959,000	*,e	Midas Holdings Ltd	620
2,556,562	*,e	Mitsubishi Materials Corp	6,795
194,000	*	Mitsubishi Steel Manufacturing Co Ltd	380
2,673,299	e	Mitsui Mining & Smelting Co Ltd	7,055
228,740		Mittal Steel South Africa Ltd	2,253
191,163		Mueller Industries, Inc	4,703
243,000	*	Nakayama Steel Works Ltd	402
42,400		Neturen Co Ltd	318
121,000	e	Nippon Denko Co Ltd	732
102,000	*	Nippon Koshuha Steel Co Ltd	115
1,309,000	*	Nippon Light Metal Co Ltd	1,696
181,000	e	Nippon Metal Industry Co Ltd	237
1,891,828		Nippon Steel Corp	6,253
149,500	e	Nippon Yakin Kogyo Co Ltd	478
67,763	*	Noranda Aluminium Holding Corp	436
54,489	e	Norddeutsche Affinerie AG.	2,367
836,300	e	Norsk Hydro ASA	3,777
65,387	*	Northwest Pipe Co	1,242
685,130	e	Nucor Corp	26,228
49,171	e	Olympic Steel, Inc	1,129
641,164		OneSteel Ltd	1,586
21,600		Osaka Steel Co Ltd	297
11,163	e	Outokumpu Oyj	168
254,507	e	Pacific Metals Co Ltd	1,706
985,225		Parkson Holdings BHD	1,652
23,811		Pkc Group Oyj	315
100,674		POSCO	38,147
982,942		Precision Castparts Corp	101,165
22,700	*,e	Recylex S.A.	178
566,115	e	Reliance Steel & Aluminum Co	20,465
138,464	*	RTI International Metals, Inc	3,338
146,000	*,e	Sanyo Special Steel Co Ltd	658
25,077		Schmolz + Bickenbach AG.	667
648,966		Schnitzer Steel Industries, Inc (Class A)	25,439

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

369,377	*,f	Severstal (GDR)	$3,559
49,044	*	Sidenor Steel Products Manufacturing Co S.A.	126
1,346,261		Steel Authority Of India	5,530
637,084	e	Steel Dynamics, Inc	8,403
2,004,048		Sterlite Industries India Ltd	7,233
583,390	e	Straits Resources Ltd	631
2,189,500		Sumitomo Electric Industries Ltd	25,516
418,000	*	Sumitomo Light Metal Industries Ltd	429
9,064,836		Sumitomo Metal Industries Ltd	20,496
728,305		Sumitomo Metal Mining Co Ltd	9,086
329,000	*	SWCC Showa Holdings Co Ltd	297
517,871		Tata Steel Ltd	5,361
128,566	e	Tenaris S.A.	2,217
93,399	e	Texas Industries, Inc	2,759
944,784	*,e	Titanium Metals Corp	16,619
42,022		TKH Group NV	761
44,300	e	Toho Titanium Co Ltd	1,057
316,000	e	Toho Zinc Co Ltd	1,106
178,000	e	Tokyo Rope Manufacturing Co Ltd	405
29,910		Tokyo Steel Manufacturing Co Ltd	346
66,000	e	Toyo Kohan Co Ltd	313
132,379		Tredegar Corp	2,160
122,685	e	Tubacex S.A.	368
127,313		Tubos Reunidos S.A.	285
856,676		Tung Ho Steel Enterprise Corp	671
382,576		Umicore	11,038
543,422	e	United States Steel Corp	20,949
38,909	*	Universal Stainless & Alloy	622
240,768	*,e	Uranium Energy Corp	568
108,850		Usinas Siderurgicas de Minas Gerais S.A.	2,858
299,831		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	7,992
445,966	e	Vallourec	76,891
128,926	e	Voestalpine AG.	3,511
91,793	e	Von Roll Holding AG.	461
13,412,150		Walsin Lihwa Corp	4,929
465,179	e	Worthington Industries, Inc	5,982
91,100		Yamato Kogyo Co Ltd	2,271
175,000		Yodogawa Steel Works Ltd	716

		TOTAL PRIMARY METAL INDUSTRIES	775,508

PRINTING AND PUBLISHING - 0.4%
250,091	*,e	ACCO Brands Corp	1,248
93,900	*	AH Belo Corp (Class A)	623
88,610	e	Alma Media	693
205,109	e	American Greetings Corp (Class A)	3,848
202,000		AMVIG Holdings Ltd	106
735,622	e	APN News & Media Ltd	1,209
170,172	*,e	Arnoldo Mondadori Editore S.p.A.	496
461,634	*,e	Belo (A.H.) Corp (Class A)	2,627
171,207	e	Bowne & Co, Inc	1,921
54,666		Caltagirone Editore S.p.A.	124
78,640	*	Cambium Learning Group, Inc	283

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,100	e	Cermaq ASA	$596
54,021	*,e	Consolidated Graphics, Inc	2,336
50,366		Courier Corp	615
36,123	e	CSS Industries, Inc	596
749,440	e	Dai Nippon Printing Co Ltd	8,650
638,441	e	Daily Mail & General Trust	4,156
38,016		Davis & Henderson Income Fund	592
150,846	e	De La Rue plc	2,130
257,187	*	Dex One Corp	4,887
142,981	*,e	Dolan Media Co	1,590
268,596		Dun & Bradstreet Corp	18,028
236,542	*,e	Eniro AB	232
136,237		Ennis, Inc	2,045
150,228	*,e	EW Scripps Co (Class A)	1,116
46,552		Fuji Seal International, Inc	1,016
18,463,000	*	Fung Choi Media Group Ltd	1,966
77,000	*,e	Gakken Co Ltd	158
721,748	e	Gannett Co, Inc	9,715
172,265	e	Harte-Hanks, Inc	1,800
71,537	*,e	Impresa SGPS	136
461,167	*	Independent News & Media plc	407
1,084,418		Informa plc	5,729
2,436,688	e	John Fairfax Holdings Ltd	2,662
103,145	e	John Wiley & Sons, Inc (Class A)	3,989
839,274	*	Johnston Press plc	184
227,707	*,e	Journal Communications, Inc (Class A)	904
94,908	e	Kadokawa Holdings, Inc	2,016
188,000		Kyodo Printing Co Ltd	455
13,007	e	Lagardere S.C.A.	406
197,769	*	Lee Enterprises, Inc	508
110,584	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	544
209,178	*	McClatchy Co (Class A)	761
1,179,947	e	McGraw-Hill Cos, Inc	33,204
152,381	*	Mecom Group plc	384
100,974	*,e	Media General, Inc (Class A)	986
72,843	e	Meredith Corp	2,268
343,712	*,e	MSCI, Inc (Class A)	9,418
54,165		Multi-Color Corp	555
283,901	*,e	New York Times Co (Class A)	2,456
798,000	*	Next Media Ltd	114
830,000		Oriental Press Group	106
68,295	e	Orkla ASA	437
10,939	e	PagesJaunes Groupe S.A.	113
3,763,371		Pearson plc	49,494
107,287	*,e	Playboy Enterprises, Inc (Class B)	451
439,953	*	PMP Ltd	209
120,514	*	Presstek, Inc	425
79,527	e	Primedia, Inc	233
87,300		PRONEXUS, Inc	456
78,536		Quebecor, Inc	2,400

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,335,714		R.R. Donnelley & Sons Co	$21,866
213,601	*	RCS MediaGroup S.p.A.	243
2,272,959		Reed Elsevier NV	25,162
852,883		Reed Elsevier plc	6,324
5,449	*	Roularta Media Group NV	113
7,008		Sanoma-WSOY Oyj	121
61,402		Schawk, Inc (Class A)	918
106,146		Schibsted ASA	2,036
152,088	e	Scholastic Corp	3,668
1,404,474	*,e	Seat Pagine Gialle S.p.A.	231
1,175,736	e	Singapore Press Holdings Ltd	3,165
3,061	*	Spir Communication	66
76,139	e	Standard Register Co	239
55,180	*	SuperMedia, Inc	1,009
522,406	*,e	Thomson Corp (Toronto)	18,697
818,825		Thomson Corp	29,337
91,000		Toppan Forms Co Ltd	872
1,363,548		Toppan Printing Co Ltd	10,782
148,979	e	Torstar Corp	1,489
94,430		Transcontinental, Inc	1,167
1,045,863	*	Trinity Mirror plc	1,003
376,217		United Business Media Ltd	2,779
280,725	*	Valassis Communications, Inc	8,905
107,875	*	VistaPrint Ltd	5,123
15,985	e	Washington Post Co (Class B)	6,562
300,749	e	West Australian Newspapers Holdings Ltd	1,635
25,985		Wolters Kluwer NV	498
4,400,249	*,e	Yell Group plc	1,595
703,533		Yellow Pages Income Fund	3,939

		TOTAL PRINTING AND PUBLISHING	357,356

RAILROAD TRANSPORTATION - 0.7%
10,749,620	*	Asciano Group	14,436
900,690	e	Canadian National Railway Co	51,619
234,910	e	Canadian Pacific Railway Ltd	12,591
3,131		Central Japan Railway Co	25,852
2,053,671	e	CSX Corp	101,924
684,276	e	East Japan Railway Co	45,563
82,879		Firstgroup plc	450
165,593	*,e	Genesee & Wyoming, Inc (Class A)	6,178
6,808,800	e	Guangshen Railway Co Ltd	2,357
712,352	e	Hankyu Hanshin Holdings, Inc	3,144
535,878	*	Kansas City Southern Industries, Inc	19,479
1,522,522		MTR Corp	5,192
1,872,168		Norfolk Southern Corp	99,319
88,415	*,e	RailAmerica, Inc	877
1,330,305	e	Stagecoach Group plc	3,518
2,938,786		Union Pacific Corp	204,274
4,748		West Japan Railway Co	17,363

		TOTAL RAILROAD TRANSPORTATION	614,136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 0.6%

3,006,848	e	Abacus Property Group	$1,028
59,009		Acanthe Developpement S.A.	107
637,788	*	Aedes S.p.A.	150
20,948		Affine S.A.	435
35,019	*	Africa Israel Investments Ltd	166
17,488	*	Africa Israel Properties Ltd	194
2,734,000	e	Agile Property Holdings Ltd	2,796
54,400		Airport Facilities Co Ltd	190
224,535	e	Alerion Industries S.p.A.	155
26,684		Aliansce Shopping Centers S.A.	168
4,378,000		Allgreen Properties Ltd	3,193
16,485	e	Allreal Holding AG.	1,811
105,257		Alony Hetz Properties & Investments Ltd	428
7,171	*	AL-ROV Israel Ltd	165
43,819		Alstria Office REIT-AG.	418
412,400		Amata Corp PCL	106
91,845		Amot Investments Ltd	219
1,160,720	e	AMP NZ Office Trust	563
718,615	e	Aspen Group	270
4,039		Atenor Group	163
378,356	e	Australand Property Group	765
10,705,043		Ayala Land, Inc	3,018
9,247,920	m	Ayala Land, Inc (Preference)	20
994,000	*	Belle Corp	39
1,048,132	*,e	Beni Stabili S.P.A.	795
142,254		Beni Stabili S.P.A. (Paris)	108
256,158		BR Malls Participacoes SA	3,335
1,533,755	*	Brioschi Sviluppo Immobiliare	335
72,772		British Israel Investments Ltd	177
3,022,054	e	British Land Co plc	19,521
282,000		Brookfield Incorporacoes SA	1,215
40,000		Brookfield Properties Co	562
632,742	e	Brookfield Properties Corp	8,886
151,673	*,e	CA Immobilien Anlagen AG.	1,579
755,933	*,e	Capital & Counties PRO	1,225
383,316	*	Capital & Regional plc	168
2,288,811		CapitaLand Ltd	5,836
4,684,754		CapitaMall Trust	6,108
310,994		Castellum AB	2,818
132,000	*	Cathay Real Estate Development Co Ltd	46
1,191,220	*,e	CB Richard Ellis Group, Inc (Class A)	16,213
98,000		Central Pattana PCL	60
2,575	*	Centro Properties Group	0	^
1,581,031	*	Centro Retail Group	209
5,336,682	e	Champion Real Estate Investment Trust	2,472
5,528,428		Cheuk Nang Holdings Ltd	1,656
1,203,448		Cheung Kong Holdings Ltd	13,889
25,000		China Aoyuan Property Group Ltd	4
3,797,200	e	China Resources Land Ltd	7,140
2,699,080		China Vanke Co Ltd	2,830
291,000	e	Chinese Estates Holdings Ltd	514

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

207,464		City Developments Ltd	$1,633
193,338		Citycon Oyj	569
45,641	*	CLS Holdings plc	312
31,114	*	Colonia Real Estate AG.	154
8,772		ComBOTS AG.	83
24,391	e	Consolidated-Tomoka Land Co	695
216,093	e	Conwert Immobilien Invest AG.	2,258
54,744		Corio NV	2,658
6,543,000	e	Country Garden Holdings Co Ltd	1,735
684,616		Cyrela Brazil Realty S.A.	7,400
75,100		Daibiru Corp	566
1,245,900		Daiman Development BHD	614
234,525	*	Delek Real Estate Ltd	92
149,105		Derwent London plc	2,772
317,640	*	Desarrolladora Homex S.A. de C.V.	1,345
62,848		Deutsche Euroshop AG.	1,708
107,089	*	Deutsche Wohnen AG.	838
119,901		Development Securities plc	450
56,747	e	DIC Asset AG.	429
544,803	*	Dolphin Capital Investors Ltd	295
109,378		Douja Promotion Groupe Addoha S.A.	1,459
36,894		Dundee Real Estate Investment Trust	847
196,362	e	DuPont Fabros Technology, Inc	4,823
25,006	*	Elbit Imaging Ltd	363
13,941		Elco Holdings Ltd	148
18,140	*	Electra Real Estate Ltd	128
11,594,800		Erawan Group PCL	713
38,341		Eurobank Properties Real Estate Investment Co	260
58,127		Eurocommercial Properties NV	1,853
226,577	e	Fabege AB	1,342
1,625,833		Far East Consortium	452
146,680	e	First Capital Realty, Inc	1,875
936,658	e	FKP Property Group	528
596,902	*,e	Forest City Enterprises, Inc (Class A)	6,757
189,003	*	Forestar Real Estate Group, Inc	3,394
521,198		Gafisa S.A.	3,119
1,915	e	Gafisa S.A. (ADR)	23
97,686		Gazit Globe Ltd	822
8,953		Gazit, Inc	151
42,418		Gecina S.A.	3,832
3,389,227	*	Genting International plc	2,803
140,479	*	Globe Trade Centre S.A.	956
1,513,000		Glorious Property Holdings Ltd	431
34,850		Goldcrest Co Ltd	602
88,151	e	Government Properties Income Trust	2,250
515,198		Grainger plc	899
539,755		Great Portland Estates plc	2,331
947,500		Greentown China Holdings Ltd	1,004
2,689,118		Growthpoint Properties Ltd	5,437
1,796,336	e	Guangzhou R&F Properties Co Ltd	2,271
588,000		Guocoland Ltd	896
12,500	*,e	HAJIME CONSTRUCTION Co Ltd	338

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

696,938		Hammerson plc	$3,553
166,965		Hang Lung Group Ltd	900
1,447,672		Hang Lung Properties Ltd	5,537
201,500		Heiwa Real Estate Co Ltd	455
124,877		Helical Bar plc	513
7,762,000		Henderson Investment Ltd	622
613,571		Henderson Land Development Co Ltd	3,594
737,000	e	Ho Bee Investment Ltd	796
481,000	*	Hong Fok Corp Ltd	188
290,000	e	Hongkong Land Holdings Ltd	1,433
525,801		Hopewell Holdings	1,485
1,145,295	e	Hopson Development Holdings Ltd	1,408
191,598	*	Housing Development & Infrastruture Ltd	1,018
180,683		Hufvudstaden AB (Series A)	1,377
524,272	e	Hysan Development Co Ltd	1,482
68,628	e	ICADE	5,792
2,603,300		IGB Corp BHD	1,401
180,316		Immobiliare Grande Distribuzione	242
1,104,163	e	IMMOFINANZ Immobilien Anlagen AG.	2,835
4,436,837	e	ING Office Fund	2,142
520,645	*,e	Inmobiliaria Colonial S.A.	79
1,145,419	*	Inmobiliaria Colonial S.A. (Foreign)	174
1,934		Intershop Holdings	526
119,383	*,e	IVG Immobilien AG.	710
85,506		IVR Prime Urban Developers Ltd	227
450,500		Jasa Marga PT	100
27,675	*	Jerusalem Economy Ltd	147
54,200	b,e,m	Joint Corp	1
176,097	e	Jones Lang LaSalle, Inc	11,559
1,578,000		K Wah International Holdings Ltd	488
79,360	*	Kardan NV	314
1,767	*,e	Kenedix, Inc	291
91,078	*	Kennedy-Wilson Holdings, Inc	920
80,000	e	Keppel Land Ltd	221
6,402,178		KLCC Property Holdings BHD	6,057
113,960	e	Klepierre	3,149
330,732		Klovern AB	1,022
341,785		Kungsleden AB	2,069
90,029,000		Lai Fung Holdings Ltd	2,823
28,883	*	Lamda Development S.A.	130
3,778,500		Land and Houses PCL	611
743,031		Land Securities Group plc	6,149
3,288		Leasinvest Real Estate SCA	235
285,042	e	Leighton Holdings Ltd	6,856
419,172		Liberty International plc	1,937
6,973,301	e	Link Real Estate Investment Trust	17,303
328,000		Liu Chong Hing Investment	338
1,626,000	e	Longfor Properties Co Ltd	1,628
89,147	*,e	LoopNet, Inc	1,099
135,356		MAC Services Group	271
3,129,707	e	Macquarie Goodman Group	1,655
35,779	e,m	Mapeley Ltd	107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,286,000	f	Megaworld Corp	$38
12,148		Melisron Ltd	258
40,218		Mercialys S.A	1,141
2,598,929	e	Midland Holdings Ltd	2,128
171,565	*	Minerva plc	277
1,362,476	e	Mirvac Group	1,488
1,950,335		Mitsubishi Estate Co Ltd	27,153
1,284,419		Mitsui Fudosan Co Ltd	17,877
1,149,000	*	Mongolia Energy Co ltd	400
84,324		Multiplan Empreendimentos Imobiliarios S.A.	1,542
96,000	*	Musashino Kogyo Co Ltd	202
4,856,666	e	New World China Land Ltd	1,500
5,859,155		New World Development Ltd	9,512
55,850		Nexity	1,592
48,098	*	Nitsba Holdings 1995 Ltd	363
57,847	e	Nomura Real Estate Holdings, Inc	724
594,400	*	Norwegian Property ASA	776
3,839		NTT Urban Development Corp	3,050
64,382		Parco Co Ltd	485
37,994	*,e	Patrizia Immobilien AG.	137
716,063		PDG Realty SA	6,046
1,284,847	*	Pirelli & C Real Estate S.p.A.	515
893,600		Preuksa Real Estate PCL	492
83,153		Primary Health Properties plc	363
58,178		PSP Swiss Property AG.	3,480
758,306	*	Quintain Estates & Development plc	484
672,614		Raven Russia Ltd	404
1,768,244		Regus plc	1,837
12,414,500		Renhe Commercial Holdings Co Ltd	2,569
4,343	e	Risa Partners, Inc	1,814
2,637,200		Robinsons Land Corp	811
235,720		Rossi Residencial SA	1,699
38,790		Sankei Building Co Ltd	199
262,000	e	SC Global Developments Ltd	297
681,043		Segro plc	2,568
518,242		Shaftesbury plc	2,772
160,000		Shanghai Forte Land Co	42
1,309,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,716
15,180,000	e	Shanghai Real Estate Ltd	1,486
264,000	e	Shenzhen Investment Ltd	76
42,200		Shoei Co Ltd	283
3,893,400	e	Shui On Land Ltd	1,676
224,000		Singapore Land Ltd	1,016
6,047,670	e	Sino Land Co	10,808
4,176,000	e	Sino-Ocean Land Holdings Ltd	3,000
9,810,652		SM Prime Holdings	2,273
744		Societa Partecipazioni Finanziarie S.p.A.	0	^
7,128		Societe de la Tour Eiffel	428
5,478,500	e	Soho China Ltd	3,170
351,178	*	Songbird Estates plc	804
1,503,250		SP Setia BHD	1,936

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,678	*,e	Sparkassen Immobilien AG.	$400
2,622,929		SPG Land Holdings Ltd	1,079
262,998	e	Sponda Oyj	790
175,238	*	ST Modwen Properties plc	482
251,803	*,e	St. Joe Co	5,832
373,901	e	Stewart Enterprises, Inc (Class A)	2,023
2,783,699		Stockland Trust Group	8,640
24,510	e	Sumitomo Real Estate Sales Co Ltd	1,109
535,789		Sumitomo Realty & Development Co Ltd	9,104
1,076,000		Summarecon Agung Tbk PT	100
1,899,246		Sun Hung Kai Properties Ltd	25,975
79,936		Swiss Prime Site AG.	4,850
42,725	*	TAG Tegernsee Immobilien und Beteiligungs AG.	242
856,000		TAI Cheung Holdings	510
212,375		Technopolis plc	814
895,334	e	Thomas Properties Group, Inc	2,964
106,800		TOC Co Ltd	425
1,320,988	e	Tokyo Tatemono Co Ltd	4,071
210,000		Tokyotokeiba Co Ltd	293
321,900	e	Tokyu Land Corp	1,125
28,000	e	Tokyu Livable, Inc	279
17,700	e	Touei Housing Corp	150
88,564		Unibail	14,434
232,652	*	Unite Group plc	601
9,149,583	*	Unitech Corporate Parks plc	3,524
1,750,981		Unitech Ltd	2,769
29,874		Vastned Retail NV	1,505
42,692		Wallenstam Byggnads AB (B Shares)	717
12,789		Warehouses De Pauw SCA	503
5,631		Wereldhave Belgium NV	412
34,434		Wereldhave NV	2,555
1,679,835		Wheelock & Co Ltd	4,736
436,000	e	Wheelock Properties S Ltd	574
78,987	e	Wihlborgs Fastigheter AB	1,496
937,267		Wing Tai Holdings Ltd	1,048
2,227,536		Workspace Group plc	714
965,000		Yanlord Land Group Ltd	1,182
1,407,988		YNH Property BHD	693
3,826,800		Zhong An Real Estate Ltd	966
56,590	*	Zueblin Immobilien Holding AG.	190

		TOTAL REAL ESTATE	535,533

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.4%
154,679	e	A. Schulman, Inc	2,933
270,000		Achilles Corp	371
26,425	*,e	AEP Industries, Inc	631
293,883	e	Ansell Ltd	3,224
87,572		Asics Corp	802
49,966	*	Balda AG.	157
110,000		Bando Chemical Industries Ltd	348
1,098,496	e	Bayer AG.	61,386
606,838	e	Bridgestone Corp	9,595

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,672	*	CENTROTEC Sustainable AG.	$357
1,661,909		Cheng Shin Rubber Industry Co Ltd	3,364
492,230	e	Cooper Tire & Rubber Co	9,598
94,237	*	Deceuninck NV	195
74,622	*,e	Deckers Outdoor Corp	10,661
681,454		Denki Kagaku Kogyo KK	3,172
1,453,755	*,e	Goodyear Tire & Rubber Co	14,450
71,726	*,e	Graham Packaging Co, Inc	859
154,400		Hankook Tire Co Ltd	3,503
28,000	*	JSP Corp	264
17,603		Lacrosse Footwear, Inc	296
111,407	*,e	Metabolix, Inc	1,594
300,393		Michelin (C.G.D.E.) (Class B)	20,929
87,000		Mitsuboshi Belting Co Ltd	379
588,017	e	Mitsui Chemicals, Inc	1,643
3,820,891	e	Newell Rubbermaid, Inc	55,938
173,000		Nichias Corp	692
119,851		Nifco, Inc	2,471
30,900		Nitta Corp	495
75,900	*	NOK Corp	1,205
169,120	e	Nokian Renkaat Oyj	4,139
48,501	e	Nolato AB (B Shares)	440
150,000	e	Okamoto Industries, Inc	615
6,569,507		Pirelli & C S.p.A.	3,618
5,770		Plasson	100
3,669	e	Puma AG. Rudolf Dassler Sport	975
751,575		Sealed Air Corp	14,821
61,000		Sekisui Jushi Corp	548
774,000		Sekisui Plastics Co Ltd	3,611
29,129	e	Semperit AG. Holding	996
175,291	*,e	Skechers U.S.A., Inc (Class A)	6,402
163,176	*	Spartech Corp	1,673
7,961,306		SSL International plc	95,876
130,795	*,e	STR Holdings, Inc	2,459
882,221		Sumitomo Bakelite Co Ltd	4,318
1,088,584	e	Sumitomo Rubber Industries, Inc	9,601
90,000		Takiron Co Ltd	265
163,855	e	Titan International, Inc	1,634
64,400		Tokai Rubber Industries, Inc	762
260,000		Toyo Tire & Rubber Co Ltd	550
63,760	*,e	Trex Co, Inc	1,281
475,289		Tupperware Corp	18,940
80,034		Uponor Oyj	1,131
84,059		Viscofan S.A.	2,266
10,298,000	*,m	Wai Chun Mining Industry Group Co Ltd	268
147,332	e	West Pharmaceutical Services, Inc	5,376
512,000		Yokohama Rubber Co Ltd	2,307

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	396,484

SECURITY AND COMMODITY BROKERS - 2.1%
33,714		ABC Arbitrage	278
346,278		ABG Sundal Collier ASA	328

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

127,643		AGF Management Ltd	$1,716
681,817	e	Ameriprise Financial, Inc	24,634
200,009		Artio Global Investors, Inc	3,148
347,881	e	Australian Stock Exchange Ltd	8,486
33,124		Avanza AB	915
164,724		Azimut Holding S.p.A.	1,360
150,556		Banca Finnat Euramerica S.p.A.	99
106,161		BlackRock, Inc	15,223
112,708	e	Bolsas y Mercados Espanoles	2,453
31,677	*	Boursorama	315
592,574	*,e	Broadpoint Securities Group, Inc	1,511
347,351	e	Broadridge Financial Solutions, Inc	6,617
84,081	e	BT Investment Management Ltd	172
374,200		Bursa Malaysia BHD	811
176,898		Calamos Asset Management, Inc (Class A)	1,642
72,605		Canaccord Capital, Inc	640
1,297,900		Capital Securities Corp	548
6,699,863	e	Charles Schwab Corp	95,004
1,298,000	e	China Everbright Ltd	2,954
277,981		Close Brothers Group plc	2,862
230,496		CME Group, Inc	64,896
80,996	e	Cohen & Steers, Inc	1,680
221,732	e	Count Financial Ltd	214
151,040	*,e	Cowen Group, Inc	619
4,445,484		Credit Suisse Group	167,138
922,397		Cromwell Group	538
29,100	*,e,m	D Carnegie AB	66
27,398		DAB Bank AG.	140
176,990		Daewoo Securities Co Ltd	2,889
3,120		Daishin Securities Co Ltd	36
1,447,579		Daiwa Securities Group, Inc	6,112
130,557	*	DeA Capital S.p.A.	189
897,054	e	Deutsche Boerse AG.	54,499
12,883	e	Diamond Hill Investment Group, Inc	730
188,288	e	Duff & Phelps Corp	2,378
145,020	*	Dundee Corp	1,658
104,270		DundeeWealth, Inc	1,324
5,849,012	*,e	E*Trade Financial Corp	69,135
251,185		Eaton Vance Corp	6,935
363,593		Egyptian Financial Group-Hermes Holding	1,834
57,605	e	Epoch Holding Corp	707
70,572	e	Evercore Partners, Inc (Class A)	1,648
321,315		Evolution Group plc	419
639,466	e	F&C Asset Management plc	495
248,552	*,e	FBR Capital Markets Corp	828
182,862	e	Federated Investors, Inc (Class B)	3,787
192,651	e	Fifth Street Finance Corp	2,125
320,668	e	Franklin Resources, Inc	27,638
46,267		Friedman Billings Ramsey Group, Inc (Class A)	871
143,618	e	GAGFAH S.A.	1,036
37,492	e	GAMCO Investors, Inc (Class A)	1,395
283,501	*	Gartmore Group Ltd	462

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

389,588	e	GFI Group, Inc	$2,174
22,548		Gluskin Sheff + Associates, Inc	360
103,601		GMP Capital, Inc	906
3,067,424		Goldman Sachs Group, Inc	402,662
17,598		Gottex Fund Management Holdings Ltd	107
62,532	e	Greenhill & Co, Inc	3,823
346,730		Hana Financial Group, Inc	9,194
153,846		Hellenic Exchanges S.A.	813
1,344,733	e	Hong Kong Exchanges and Clearing Ltd	20,973
173,167		Hyundai Securities Co	1,639
11,181,666		ICAP plc	67,020
216,800		Ichiyoshi Securities Co Ltd	1,443
298,808	e	IGM Financial, Inc	10,419
18,736		Indiabulls Financial Services Ltd	57
433,543		Indiabulls Real Estate Ltd	1,452
69,683	*,e	Interactive Brokers Group, Inc (Class A)	1,157
258,967	*	IntercontinentalExchange, Inc	29,271
88,190	*	International Assets Holding Corp	1,411
4,213,183	e	Invesco Ltd	70,908
340,882	*,e	Investment Technology Group, Inc	5,475
848,875	e	IOOF Holdings Ltd	4,230
3,608,100	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	5,319
23,700		Iwai Securities Co Ltd	178
385,260	e	Janus Capital Group, Inc	3,421
247,239	e	Jefferies Group, Inc	5,212
780,000	*	Jia Sheng Holdings Ltd	154
99,881	e	JMP Group, Inc	618
113,800	e	kabu.com Securities Co Ltd	534
159,998	*,e	KBW, Inc	3,430
4,009,000		KGI Securities Co Ltd	1,553
7,246,490		Kim Eng Holdings Ltd	8,221
517,051	*,e	Knight Capital Group, Inc (Class A)	7,130
51,790		Korea Investment Holdings Co Ltd	1,317
2,832,130		Kowloon Development Co Ltd	2,780
208,071	*,e	LaBranche & Co, Inc	891
401,544	*	Ladenburg Thalmann Financial Services, Inc	502
449,239		Lazard Ltd (Class A)	11,999
20,043,095	e	Legal & General Group plc	23,361
918,883	e	Legg Mason, Inc	25,756
126,036		London Stock Exchange Group plc	1,052
625,973	*,e	Macquarie Group Ltd	19,240
1,477,928		Man Group plc	4,899
121,208		MarketAxess Holdings, Inc	1,671
93,300		Marusan Securities Co Ltd	534
249,700	e	Matsui Securities Co Ltd	1,525
3,727,806	*,e	MF Global Holdings Ltd	21,286
31,109		Mirae Asset Securities Co Ltd	1,359
68,000		Mito Securities Co Ltd	144
786,000	*,e	Mizuho Investors Securities Co Ltd	744
1,486		Monex Beans Holdings, Inc	609
12,204,889		Morgan Stanley	283,275

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

68,869	*,e	Morningstar, Inc	$2,928
655,981	*	Nasdaq Stock Market, Inc	11,663
3,747,460	*	Nomura Holdings, Inc	20,474
141,838		Nordnet AB (Series B)	502
761,509		NYSE Euronext	21,040
322,000		Okasan Holdings, Inc	1,251
53,405	e	Oppenheimer Holdings, Inc	1,279
190,156	*,e	optionsXpress Holdings, Inc	2,993
64		Otzar Hityashvuth Hayehudim	128
135,470	*,e	Penson Worldwide, Inc	764
517,000	*,m	Peregrine Investment Holdings	0	^
140,499	e	Perpetual Trustees Australia Ltd	3,304
80,662	*,e	Piper Jaffray Cos	2,599
8,418,585		Polaris Securities Co Ltd	3,664
36,545	e	Pzena Investment Management, Inc (Class A)	233
400,118	e	Raymond James Financial, Inc	9,879
141,689		Reliance Capital Ltd	2,302
1,232,594		RMB Holdings Ltd	4,988
72,960		Samsung Securities Co Ltd	3,220
122,143	e	Sanders Morris Harris Group, Inc	678
114,987		Schroders plc	2,070
567,705	e	SEI Investments Co	11,558
385,000		Shenyin Wanguo HK Ltd	150
2,437,625		Shinko Securities Co Ltd	5,435
755,676	e	Singapore Exchange Ltd	3,963
1,391,405	e,f,g	Spark Infrastructure Group	1,334
1,362	*,e	Sparx Group Co Ltd	121
63,868		Sprott, Inc	215
138,427	*,e	Stifel Financial Corp	6,006
298,073		Suramericana de Inversiones S.A.	4,701
12,751	e	Swissquote Group Holding S.A.	505
119,349	e	SWS Group, Inc	1,134
1,949,223	e	T Rowe Price Group, Inc	86,526
333,123		Tai Fook Securities Group Ltd	236
170,000		Takagi Securities Co Ltd	246
483,382	*,e	TD Ameritrade Holding Corp	7,396
118,323	*,e,m	Thomas Weisel Partners Group, Inc	697
111,501	e	TMX Group, Inc	2,911
565,680		Tokai Tokyo Securities Co Ltd	2,223
99,131		Tong Yang Investment Bank	708
93,000		Toyo Securities Co Ltd	153
5,916		Union Financiere de France BQE S.A.	169
557,565		UOB-Kay Hian Holdings Ltd	590
8,133	e	Value Line, Inc	148
103,050	*	Vostok Nafta Investment Ltd	320
349,139		Waddell & Reed Financial, Inc (Class A)	7,639
26,242	e	Westwood Holdings Group, Inc	922
124,900		Woori Investment & Securities Co Ltd	1,601

		TOTAL SECURITY AND COMMODITY BROKERS	1,913,911

SOCIAL SERVICES - 0.0%
120,377	*,e	Capital Senior Living Corp	598

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,175,966	e	Gunns Ltd	$592
38,493	*	Medica	699
94,136	*,e	Providence Service Corp	1,318
144,423	*,e	Res-Care, Inc	1,395
735,879	e	Ryman Healthcare Ltd	1,002
274,186	*	Southern Cross Healthcare Ltd	142
33,800	e	Temp Holdings Co Ltd	300

		TOTAL SOCIAL SERVICES	6,046

SPECIAL TRADE CONTRACTORS - 0.1%
20,579	e	Alico, Inc	473
80,926	*	American DG Energy, Inc	252
36,446	*,e	AsiaInfo Holdings, Inc	797
13,734	e	Bauer AG.	469
169,115	*	Cape plc	502
137,089	e	Chemed Corp	7,491
317,106	*	Chicago Bridge & Iron Co NV (ADR)	5,965
38,000		Chudenko Corp	441
216,297	e	Comfort Systems USA, Inc	2,089
182,500	e	COMSYS Holdings Corp	1,633
68,700		Daimei Telecom Engineering Corp	543
211,952	*,e	Dycom Industries, Inc	1,812
476,701		eaga plc	812
364,305	*	EMCOR Group, Inc	8,441
4,100,000	*	First Gen Corp	898
65,200		Hibiya Engineering Ltd	553
74,281		Homeserve plc	2,213
173,312	*	Insituform Technologies, Inc (Class A)	3,549
186,000		Kandenko Co Ltd	1,101
146,309		Kinden Corp	1,246
111,600		Kyowa Exeo Corp	984
74,000		Kyudenko Corp	409
95,976	*,e	Layne Christensen Co	2,329
412,500		Metalurgica Gerdau S.A.	6,675
691,623	*,e	Quanta Services, Inc	14,282
112,000		Sanki Engineering Co Ltd	831
5,500		Secom Techno Service Co Ltd	160
152,344		Severfield-Rowen plc	480
568,646	e	Spice plc	456
163,000		Taihei Kogyo Co Ltd	524
59,300	e	Taikisha Ltd	931
90,500	e	Takasago Thermal Engineering Co Ltd	764
590,146	*,b,e	Timbercorp Ltd	22
49,000		Toenec Corp	277
53,000		Yurtec Corp	226

		TOTAL SPECIAL TRADE CONTRACTORS	70,630

STONE, CLAY, AND GLASS PRODUCTS - 0.5%
915,898		Ambuja Cements Ltd	2,247
1,320,870	e	Anhui Conch Cement Co Ltd	3,840
195,367	e	Apogee Enterprises, Inc	2,116
2,307,704	e	Asahi Glass Co Ltd	21,669

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,613,272		Asia Cement Corp	$2,295
81,797		Associated Cement Co Ltd	1,538
2,671,500		BBMG Corp	2,759
638,506	e,m	Boral Ltd	2,558
480,493		Bradespar S.A.	8,729
108,462	e	Buzzi Unicem S.p.A.	1,088
118,591		Buzzi Unicem S.p.A. RSP	715
126,810	*,e	Cabot Microelectronics Corp	4,386
85,147	e	CARBO Ceramics, Inc	6,147
81,180		Cementir S.p.A.	214
338,630		Cementos Argos S.A.	2,032
19,529		Cementos Portland Valderrivas S.A.	309
13,380,775	*,e	Cemex S.A. de C.V.	13,047
251,000		Central Glass Co Ltd	989
290,658	e	Cimpor Cimentos de Portugal S.A.	1,633
110,794		Clal Industries and Investments	719
484,079	*,e	Coal of Africa Ltd	728
414,795	*	Cookson Group plc	2,384
6,900,158	e	Corning, Inc	111,437
296,526		CRH plc	6,151
2,641	*	Daldrup & Soehne AG.	71
144,243	e	Eagle Materials, Inc	3,740
953,220		Egypt Kuwait Holding Co	1,442
105,708	e	FLSmidth & Co AS	6,822
457,858		Gentex Corp	8,232
6,540,000		Goldsun Development & Construction Co Ltd	2,815
818,937	e	Grupo Carso S.A. de C.V. (Series A1)	2,604
47,484	e	HeidelbergCement AG.	2,244
78,442	e	Holcim Ltd	5,251
1,300,000		Indo Tambangraya Megah Pt	5,286
237,830	e	Industrias Penoles S.A. de C.V.	4,637
498,511		Inversiones Argos S.A.	5,091
100,557	e	Italcementi S.p.A.	764
188,269		Italcementi S.p.A. RNC	822
9,445	e	Italmobiliare S.p.A.	255
60,401		Italmobiliare S.p.A. RSP	1,158
1,372,529		Jaiprakash Associates Ltd	3,754
330,242	*,e	James Hardie Industries NV	1,710
117,000	e	Krosaki Harima Corp	445
508,220		Lafarge Malayan Cement BHD	1,063
57,414	e	Lafarge S.A.	3,131
79,696	*	Libbey, Inc	1,034
240,000		Luks Group Vietnam Holdings Ltd	97
279,237		Marshalls plc	337
149,003	e	Martin Marietta Materials, Inc	12,637
393,876		Morgan Crucible Co plc	1,079
166,419		NGK Insulators Ltd	2,592
40,300		Nichiha Corp	363
306,000		Nihon Yamamura Glass Co Ltd	819
370,576		Nippon Sheet Glass Co Ltd	907
134,919		Noritake Co Ltd	454
839,845	*,e	Owens Corning, Inc	25,120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

704,495	*,e	Owens-Illinois, Inc	$18,634
52,159		Pargesa Holding S.A.	3,420
26,300	e	Pigeon Corp	970
732,878	e	Pretoria Portland Cement Co Ltd	3,028
3,415,700		PT Indocement Tunggal Prakarsa Tbk	5,904
4,196,000		PT Semen Gresik Persero Tbk	4,023
22,305		Sa des Ciments Vicat	1,498
44,396	*	Samruddhi Cement Ltd	466
523,700		Siam Cement PCL reg	4,493
3,388		Sika AG.	6,006
10,780		STO AG.	1,037
882,193		Sumitomo Osaka Cement Co Ltd	1,677
3,423,090	*	Taiheiyo Cement Corp	4,322
4,302,065		Taiwan Cement Corp	3,627
1,334,222		Taiwan Glass Industrial Corp	1,220
1,000,000		TCC International Holdings Ltd	275
76,510		Titan Cement Co S.A.	1,443
309,951	e	Toto Ltd	2,059
211,039	*,e	USG Corp	2,549
535		Vetropack Holding AG.	893
3,333,165	*,e	Wienerberger AG.	40,514
2,328,000	e	Xinyi Glass Holdings Co Ltd	875
40,813		Zignago Vetro S.p.A.	205

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	415,644

TEXTILE MILL PRODUCTS - 0.1%
127,248	e	Albany International Corp (Class A)	2,060
804,709	e	Alfa S.A. de C.V. (Class A)	6,022
243,000		Atsugi Co Ltd	289
65,585		Cheil Industries, Inc	5,026
44,749	*	Culp, Inc	490
283,000	e	Daiwabo Co Ltd	564
32,727	*	Delta Apparel, Inc	478
6,005,758		Far Eastern Textile Co Ltd	6,176
727,220		Formosa Taffeta Co Ltd	509
32,960		Hyosung Corp	2,087
226,232	e	Interface, Inc (Class A)	2,430
113,000	e	Japan Wool Textile Co Ltd	764
881,000		Kurabo Industries Ltd	1,352
562,000	e	Li Heng Chemical Fibre Technologies Ltd	85
258,832	*,e	Mohawk Industries, Inc	11,844
9,231		Nisshinbo Industries, Inc	88
375,000	*	Nitto Boseki Co Ltd	825
75,743	e	Oxford Industries, Inc	1,585
1,472,000		Pacific Textile Holdings Ltd	733
583,000	*	Ruentex Industries Ltd	1,611
1,461,230		Seiren Co Ltd	7,687
6,223,678		Teijin Ltd	18,479
678,000		Texwinca Holdings Ltd	658
2,040,000	*	Theme International Holdings Ltd	303
624,000	*	Unitika Ltd	524
971,000		Victory City International Hldgs Ltd	214

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,372	*,b	Xerium Technologies, Inc	$457

		TOTAL TEXTILE MILL PRODUCTS	73,340

TOBACCO PRODUCTS - 1.1%
10,894,278		Altria Group, Inc	218,321
211,861	e	Australian Agricultural Co Ltd	266
148,500		British American Tobacco Malaysia BHD	2,008
2,166,237		British American Tobacco plc	68,747
492,411	e	Fortune Brands, Inc	19,293
3,619,112		Huabao International Holdings Ltd	4,626
3,217,219		Imperial Tobacco Group plc	89,891
2,119,653		ITC Ltd	13,829
4,462		Japan Tobacco, Inc	13,882
1,836,299		Lorillard, Inc	132,177
8,397,486		Philip Morris International, Inc	384,941
736,000		PT Gudang Garam Tbk	2,762
142,631		Souza Cruz S.A.	5,373
45,700	e	Swedish Match AB	999
127,394	e	Universal Corp	5,055
166,488	e	Vector Group Ltd	2,800

		TOTAL TOBACCO PRODUCTS	964,970

TRANSPORTATION BY AIR - 0.4%
44,361	*	ACE Aviation Holdings, Inc (Class A)	344
47,129		Aegean Airlines S.A.	133
272,473	*	AER Lingus	267
150,331	e	Aeroports de Paris	9,644
62,116	*,e	Air Berlin plc	251
90,100	*	Air Canada (Class A)	141
4,586,300	*	Air China Ltd	4,498
98,819	*,e	Air France-KLM	1,175
49,990	*,e	Air Methods Corp	1,487
378,683	e	Air New Zealand Ltd	277
276,986	*,e	Air Transport Services Group, Inc	1,318
1,440,500	*	AirAsia BHD	553
741,702	*,e	Airtran Holdings, Inc	3,597
188,949	*	Alaska Air Group, Inc	8,493
140,075	*,e,m	Alitalia S.p.A.	76
1,395,296	*	All Nippon Airways Co Ltd	4,423
63,005	e	Allegiant Travel Co	2,690
1,361,886	*,e	AMR Corp	9,234
135,120	*,e	Atlas Air Worldwide Holdings, Inc	6,418
482,212		Auckland International Airport Ltd	616
637,356		BBA Aviation plc	1,735
3,988,400	e	Beijing Capital International Airport Co Ltd	2,337
179,145	*,e	Bristow Group, Inc	5,267
22,635,939	*,e	British Airways plc	65,764
4,866,923		Cathay Pacific Airways Ltd	9,625
2,571,127	*	China Airlines	1,309
140,153	*	Continental AG.	7,275
1,604,763	*,e	Continental Airlines, Inc (Class B)	35,305
178,778		Copa Holdings S.A. (Class A)	7,906

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,578,933	*,e	Delta Air Lines, Inc	$65,552
248,208	*	easyJet plc	1,465
2,022,520	*	Eva Airways Corp	1,186
21,335	e	Flughafen Wien AG.	1,120
5,873		Flughafen Zuerich AG.	1,744
191,464	*,b,m	FLYi, Inc	1
5,381	e	Fraport AG. Frankfurt Airport Services Worldwide	229
1,978,685	*	Gemina S.p.A.	1,198
215,862		Gol Linhas Aereas Inteligentes S.A.	2,557
672,591	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,953
410,355	*,e	Hawaiian Holdings, Inc	2,122
94,400		Hong Kong Aircraft Engineerg	1,268
428,549	*	Iberia Lineas Aereas de Espana	1,210
520,535	*,b,m	Japan Airlines Corp	6
89,500		Jazz Air Income Fund	345
2,554,459	*,e	JetBlue Airways Corp	14,024
67,405	*	Korean Air Lines Co Ltd	4,478
235,900		Lan Airlines S.A.	4,407
649,875		Macquarie Airports	1,456
923,466		Malaysian Airline System BHD	587
32,647	*,e	Norwegian Air Shuttle AS	522
83,930	*,e	PHI, Inc	1,183
90,807	*	Pinnacle Airlines	494
291,481		Qantas Airways Ltd	534
155,881	*,e	Republic Airways Holdings, Inc	952
110,760	*	Ryanair Holdings plc	486
3,689	*	Ryanair Holdings plc (ADR)	100
96	*,m	SAir Group	0	^
206,056	*,e	SAS AB	652
23,564		SAVE S.p.A.	182
149,190		Singapore Airlines Ltd	1,547
1,333,968		Singapore Airport Terminal Services Ltd	2,543
255,043	e	Skywest, Inc	3,117
3,130,397	e	Southwest Airlines Co	34,779
97,670		Tam S.A.	1,353
336,000	*	Tiger Airways Holdings Ltd	434
709,526		Turk Hava Yollari	1,747
597,156	*,e	UAL Corp	12,278
773,202	*,e	US Airways Group, Inc	6,657
30,922,713	*,e	Virgin Blue Holdings Ltd	7,530
21,222	*	Vueling Airlines S.A.	215

		TOTAL TRANSPORTATION BY AIR	376,371

TRANSPORTATION EQUIPMENT - 3.1%
137,514	e	A.O. Smith Corp	6,627
203,289	*,e	AAR Corp	3,403
17,734		Accell Group	744
68,952	*,e	Aerovironment, Inc	1,498
80,000	*	Aichi Machine Industry Co Ltd	215
36,400	*	Aisan Industry Co Ltd	264
340,545	*	Aisin Seiki Co Ltd	9,168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

109,000	e	Akebono Brake Industry Co Ltd	$497
2,933,178	*,e	American Axle & Manufacturing Holdings, Inc	21,500
68,062	e	American Railcar Industries, Inc	822
104,978	*,e	Amerigon, Inc (Class A)	775
69,169	*	Arctic Cat, Inc	630
459,084	*,e	ArvinMeritor, Inc	6,014
161,281	*	ATC Technology Corp	2,600
2,120,135	e	Austal Ltd	3,894
987,564	*,e	Autoliv, Inc	47,255
452,573		BAE Systems plc	2,106
529,126	e	Bayerische Motoren Werke AG.	25,703
5,430		Bayerische Motoren Werke AG. (Preference)	190
316,183	*,e	BE Aerospace, Inc	8,041
49,476		Beneteau S.A.	641
4,365,913		Boeing Co	273,961
3,244,779		Bombardier, Inc	14,752
136,172		Brembo S.p.A.	833
443,915	e	Brunswick Corp	5,518
233,000	*,e	BW Offshore Ltd	270
978,058	*,e	Calsonic Kansei Corp	2,870
26,137	*	Carraro S.p.A.	72
18,053,700		China South Locomotive and Rolling Stock Corp	12,342
219,609		Clarcor, Inc	7,801
143,575		Cobham plc	455
21,234		Compagnie Plastic-Omnium S.A.	930
3,968		Construcciones y Auxiliar de Ferrocarriles S.A.	1,615
762,851	e	Cosco Corp Singapore Ltd	802
135,981		Daewoo Shipbuilding & Marine Engineering Co Ltd	2,063
60,712	*	Daihatsu Motor Co Ltd	565
2,323,074		DaimlerChrysler AG. (EUR)	117,514
705,174	*	Dana Holding Corp	7,052
1,207,126		Denso Corp	33,364
15,376,000	e	Denway Motors Ltd	7,240
60,332		Doosan Heavy Industries and Construction Co Ltd	3,692
49,900	*	Dorman Products, Inc	1,014
63,708		Ducommun, Inc	1,089
28,756		Elbit Systems Ltd	1,460
46,179	e	ElringKlinger AG.	983
894,993		Empresa Brasileira de Aeronautica S.A.	4,601
326,039	e	European Aeronautic Defence and Space Co	6,654
82,482		Exedy Corp	2,115
9,449		Faiveley S.A.	624
58,100	e	FCC Co Ltd	1,086
239,221	*	Federal Mogul Corp (Class A)	3,115
302,469	e	Federal Signal Corp	1,827
281,617	e	Fiat S.p.A.	2,893
147,308	e	Fleetwood Corp Ltd	1,128
366,983	*,e	Force Protection, Inc	1,505
17,532,293	*,e	Ford Motor Co	176,726
64,010	e	Freightcar America, Inc	1,448
69,821	*,e	Fuel Systems Solutions, Inc	1,812
2,125,600	*,e	Fuji Heavy Industries Ltd	11,387

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

167,997	*,e	Futaba Industrial Co Ltd	$1,262
5,720,000	e	Geely Automobile Holdings Ltd	1,733
603,085	*,e	GenCorp, Inc	2,642
2,123,463	e	General Dynamics Corp	124,350
527,220	e	Genuine Parts Co	20,799
5,530		Georg Fischer AG.	1,802
337,000		Giant Manufacturing Co Ltd	1,020
2,583,800	*	GKN plc	4,446
1,577,304	e	Goodrich Corp	104,496
101,149	*,e	Greenbrier Cos, Inc	1,133
123,305	*,e	Group 1 Automotive, Inc	2,901
56,482	*	Haldex AB	482
385,013	e	Hampson Industries plc	300
937,313	e	Harley-Davidson, Inc	20,836
926,995		Harsco Corp	21,784
128,741	e	Heico Corp	4,624
118,142		Hero Honda Motors Ltd	5,183
482,136	*	Hino Motors Ltd	2,377
3,442,438		Honda Motor Co Ltd	101,114
6,886,274	e	Honeywell International, Inc	268,771
504,000		Hong Leong Asia Ltd	1,208
61,483		Hyundai Heavy Industries	11,699
16,076		Hyundai Mipo Dockyard	1,684
102,530		Hyundai Mobis	17,197
265,586		Hyundai Motor Co	31,076
76,343		Hyundai Motor Co Ltd (2nd Preference)	3,220
32,970		Hyundai Motor Co Ltd (Preference)	1,348
760,982		IMMSI S.p.A.	683
26,470	e	Indus Holding AG.	524
3,410,585	*	Isuzu Motors Ltd	10,249
63,000		Japan Vilene Co Ltd	266
381,590		Jardine Cycle & Carriage Ltd	8,120
506,000		Jaya Holdings Ltd	241
1,088,535		JTEKT Corp	10,067
168,342	e	Kaman Corp	3,724
45,800	*	Kanto Auto Works Ltd	337
890,363	e	Kawasaki Heavy Industries Ltd	2,159
2,335,280		Keppel Corp Ltd	14,099
50,000	e	Kinki Sharyo Co Ltd	209
59,000	*	Koito Manufacturing Co Ltd	869
577,351	*	Kongsberg Automotive ASA	263
600	*,b,m	Lear Corp	0	^
189,984	*,e	Lear Corp (New)	12,577
89,098		Linamar Corp	1,507
42,342	*,e	LMI Aerospace, Inc	668
1,787,887	e	Lockheed Martin Corp	133,198
260,772		Magna International, Inc - Class A (NY)	17,201
242,560		Magna International, Inc (Class A)	15,979
459,277		Mahindra & Mahindra Ltd	6,145
9,424	e	MAN AG.	777
133,974		Maruti Udyog Ltd	4,069
223,663		Mazda Motor Corp	523

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,412,491		Meggitt plc	$11,242
39,328		Mekonomen AB	870
97,433		Metka S.A.	972
54,471	e	Miller Industries, Inc	734
50,000	*	Mitsuba Corp	257
2,460,694	*,e	Mitsubishi Motors Corp	3,113
3,648,460	e	Mitsui Engineering & Shipbuilding Co Ltd	7,369
80,300	e	Modec, Inc	1,104
97,619	e	MTU Aero Engines Holding AG.	5,419
35,800		Musashi Seimitsu Industry Co Ltd	752
192,000	e	Nabtesco Corp	2,960
101,700		Namura Shipbuilding Co Ltd	574
494,355	*	Navistar International Corp	24,322
390,258	*,e	NHK Spring Co Ltd	3,570
65,000	e	Nippon Seiki Co Ltd	713
93,730	e	Nippon Sharyo Ltd	379
103,000		Nissan Shatai Co Ltd	675
72,100		Nissin Kogyo Co Ltd	1,054
848,000	*,m	Norstar Founders Group Ltd	1
914,826		Novatek Microelectronics Corp Ltd	2,455
348,594		NSK Ltd	2,421
323,456	*,e	Orbital Sciences Corp	5,101
607,940	*	Oshkosh Truck Corp	18,943
1,576,721		Paccar, Inc	62,864
1,641,884	*,e	Peugeot S.A.	41,733
350,988	e	Piaggio & C S.p.A.	831
135,816		Pixart Imaging, Inc	756
138,192	e	Polaris Industries, Inc	7,548
18,803		Porsche AG.	804
29,527		Portec Rail Products, Inc	336
191,000	*,e	Press Kogyo Co Ltd	596
502,904	*	Renault S.A.	18,641
4,311	*	Rieter Holding AG.	1,095
116,000		Riken Corp	400
3,137,785		Rolls-Royce Group plc	26,190
4,956		Rosenbauer International AG.	178
149,270		Saab AB (Class B)	1,696
232,940		Samsung Heavy Industries Co Ltd	4,362
254,000		Sanden Corp	688
290,000		Sasebo Heavy Industries Co Ltd	539
28,099		Scania AB (B Shares)	429
3,541,833	e	SembCorp Marine Ltd	9,679
1,242,988		Senior plc	2,284
58,782	e	Shimano, Inc	2,522
90,600	*	Showa Corp	506
1,669,134		Singapore Technologies Engineering Ltd	3,902
2,195,000		Sinotruk Hong Kong Ltd	1,741
119,668	*	Sogefi S.p.A.	297
193,090		Spartan Motors, Inc	811
509,498	*	Spirit Aerosystems Holdings, Inc (Class A)	9,711
190,169	e	Standard Motor Products, Inc	1,535
450,575	e	Sumitomo Precision Products Co Ltd	1,443

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

133,605		Super Cheap Auto Group Ltd	$601
102,900	e	Superior Industries International, Inc	1,383
135,980	*	Suzuki Motor Corp	2,669
39,000		Tachi-S Co Ltd	381
55,200	*	Takata Corp	1,118
399,642		Tata Motors Ltd	6,618
300,673	*	Tenneco, Inc	6,332
75,686	*	Tesla Motors, Inc	1,804
612,053		Thales S.A.	19,760
169,305		Thor Industries, Inc	4,021
94,363	*	Tokai Rika Co Ltd	1,632
524,614		Tomkins PLC	1,762
246,000		Topy Industries Ltd	505
51,000	e	Toyo Electric Manufacturing Co Ltd	220
128,737	*	Toyoda Gosei Co Ltd	3,193
84,473	*	Toyota Industries Corp	2,144
5,121,987	*	Toyota Motor Corp	175,985
398,451	e	TransDigm Group, Inc	20,333
450,237	e	Trelleborg AB (B Shares)	2,684
15,436		Trigano S.A.	293
266,435	e	Trinity Industries, Inc	4,721
87,332	e	Triumph Group, Inc	5,819
740,109	*	TRW Automotive Holdings Corp	20,405
62,700	e	TS Tech Co Ltd	979
70,895		Umeco plc	425
47,700	e	Unipres Corp	746
3,192,194	e	United Technologies Corp	207,205
1,433,429	*,e	Valeo S.A.	38,984
43,165	e	Volkswagen AG.	3,662
13,979		Volkswagen AG. (Preference)	1,227
96,253	e	Volvo AB (B Shares)	1,064
255,464	*	Wabash National Corp	1,816
536,500		Weichai Power Co Ltd	3,457
157,921	e	Westinghouse Air Brake Technologies Corp	6,299
117,101	*,e	Winnebago Industries, Inc	1,164
155,691	*	Yamaha Motor Co Ltd	2,058
3,321,000	e	Yangzijiang Shipbuilding	3,168
19,100	*	Yorozu Corp	278
959,258		Yulon Motor Co Ltd	938
82,603	e	Zodiac S.A.	4,000

		TOTAL TRANSPORTATION EQUIPMENT	2,722,676

TRANSPORTATION SERVICES - 0.3%
564,850		All America Latina Logistica S.A.	4,444
90,783	e	Ambassadors Group, Inc	1,025
110,361		Autostrada Torino-Milano S.p.A.	1,343
1,067,876		Autostrade S.p.A.	18,926
442,127	e	CH Robinson Worldwide, Inc	24,608
5,186,000		China Travel International Inv HK	1,101
39,292	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	254
15,220		Clarkson plc	202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

293,000		CWT Ltd	$180
32,506		D/S Norden	1,120
1,105,925	e	Deutsche Lufthansa AG.	15,289
946	*	Dfds A.S.	59
2,839	*	Dfds AS	177
74,259	*	Dynamex, Inc	906
42,972	*,e	Echo Global Logistics, Inc	525
452,091	e	Expeditors International Washington, Inc	15,602
1,263,224	e	FedEx Corp	88,564
80,458	e	Flight Centre Ltd	1,113
206,789		Freightways Ltd	394
28,684	*	Gategroup Holding AG.	903
151,867	e	GATX Corp	4,052
1,808,000	*	Genting Hong Kong Ltd	340
15,617		GLOVIS Co Ltd	1,699
30,000		HIS Co Ltd	601
7,585	e	Hopewell Highway Infrastructure Ltd	5
224,485	*,e	Hub Group, Inc (Class A)	6,737
177,198	*	Interval Leisure Group, Inc	2,206
20,400		Kintetsu World Express, Inc	511
3,747		Kuoni Reisen Holding	1,050
1,175,696	*,e	Macquarie Atlas Roads Group	939
107,654	e	Mainfreight Ltd	453
49,235	e	Oesterreichische Post AG.	1,208
110,172	*	Orbitz Worldwide, Inc	420
195,354	*,e	Pacer International, Inc	1,366
19,516		Panalpina Welttransport Holding AG.	1,537
3,690,700		PLUS Expressways BHD	3,873
51,883	*	Roadrunner Transportation Services Holdings, Inc	737
122,000	e	Senko Co Ltd	374
139,856	e	Societa Iniziative Autostradali e Servizi S.p.A.	1,173
28,400		Toho Real Estate Co Ltd	153
1,110,237	e	Toll Holdings Ltd	5,056
12,023	*,e	TUI AG.	106
1,267,209	e	UTI Worldwide, Inc	15,688
176,940		Wincanton plc	627
24,600	e	Yusen Air & Sea Service Co Ltd	381

		TOTAL TRANSPORTATION SERVICES	228,027

TRUCKING AND WAREHOUSING - 0.6%
134,594	e	Arkansas Best Corp	2,793
27,800	e	ASKUL Corp	471
142,782		Big Yellow Group plc	627
148,703	*	Celadon Group, Inc	2,103
644,570	e	Con-way, Inc	19,350
1,620,278		Deutsche Post AG.	23,624
273,426		DSV AS	3,937
124,867	e	Forward Air Corp	3,403
348,000	e	Fukuyama Transporting Co Ltd	1,609
294,001	e	Heartland Express, Inc	4,269
85,900	e	Hitachi Transport System Ltd	1,253
300,219		J.B. Hunt Transport Services, Inc	9,808

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

161,000		Keppel Telecommunications & Transportation Ltd	$144
1,440,416		Kerry Properties Ltd	6,224
395,376		Landstar System, Inc	15,416
383,305	*	LLX Logistica S.A.	1,563
79,452	*,e	Marten Transport Ltd	1,651
115,000		Maruzen Showa Unyu Co Ltd	364
66,643	e	Mitsubishi Logistics Corp	743
123,610		Mitsui-Soko Co Ltd	448
125,606		Mullen Group Ltd	1,696
75,562	e	Neopost S.A.	5,472
2,314,834		Nippon Express Co Ltd	10,431
87,000		Nippon Konpo Unyu Soko Co Ltd	1,010
127,069	*	Old Dominion Freight Line	4,465
14,505	*	PAM Transportation Services, Inc	218
8,351	*,e	Patriot Transportation Holding, Inc	676
10,933		Piraeus Port Authority	196
19,653	*	Quality Distribution, Inc	102
89,036	*,e	Saia, Inc	1,336
472,000		Sankyu, Inc	1,884
344,000		Seino Holdings Corp	2,367
67,000	e	Shibusawa Warehouse Co Ltd	231
284,767		Sumitomo Warehouse Co Ltd	1,324
3,520,000	*	Titan Petrochemicals Group Ltd	277
1,952,808		TNT NV	49,185
111,056		TransForce, Inc	967
5,825,186	e	United Parcel Service, Inc (Class B)	331,394
46,078	e	Universal Truckload Services, Inc	642
36,321	*,e	USA Truck, Inc	585
131		Vantec Corp	168
212,254	e	Werner Enterprises, Inc	4,646
334,646		Yamato Transport Co Ltd	4,429
3,050	*	YRC Worldwide, Inc	0	^

		TOTAL TRUCKING AND WAREHOUSING	523,501

WATER TRANSPORTATION - 0.2%
135,228	e	Alexander & Baldwin, Inc	4,027
63,319	*,e	American Commercial Lines, Inc	1,425
125		AP Moller - Maersk AS (Class A)	951
1,022		AP Moller - Maersk AS (Class B)	8,050
354,384		Babcock & Brown Infrastructure Group	970
65,850	*	Baltic Trading Ltd	749
70,352	e	Bourbon S.A.	2,828
1,293,066	e	Carnival Corp	39,103
128,206	e	Carnival plc	4,153
411,000		CH Offshore Ltd	155
5,791,600	*	China Shipping Container Lines Co Ltd	2,048
2,240,700	e	China Shipping Development Co Ltd	2,818
20,408		Compagnie Maritime Belge S.A.	540
3,961,975	e	COSCO Holdings	4,027
42,447	e	D/S Torm AS	317
72,581		d’aAmico International Shipping SA	100
173,000	*,e	Daiichi Chuo Kisen Kaisha	458

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

113,500	*	Deep Sea Supply plc	$185
261,504	e	DHT Maritime, Inc	1,007
18,050	*,e	Dockwise Ltd	428
59,800	*,e	DOF ASA	386
249,383	*,e	Eagle Bulk Shipping, Inc	1,052
1,000	*	Eitzen Chemical ASA	0	^
32,386		Euronav NV	584
608,500	*	Evergreen International Storage & Transport Corp	421
1,409,722	*	Evergreen Marine Corp Tawain Ltd	891
229,931	*	Excel Maritime Carriers Ltd	1,177
1,514,200	e	Ezra Holdings Ltd	1,948
66,537		Forth Ports plc	1,167
169,668	e	Frontline Ltd	4,842
98,095	e	Frontline Ltd (Norway)	2,828
112,958	*,e	Genco Shipping & Trading Ltd	1,693
231,110	e	General Maritime Corp	1,396
1,000	*,e	Golar LNG Energy Ltd	1
162,279	e	Golar LNG Ltd	1,602
433,000	e	Golden Ocean Group Ltd	520
118,919	*	Gulfmark Offshore, Inc	3,116
166,700	e	Hamburger Hafen und Logistik AG.	5,335
274		Hanjin Shipping Holdings Co Ltd	4
164,305	e	Horizon Lines, Inc (Class A)	695
97,552	*,e	Hornbeck Offshore Services, Inc	1,424
328,063	*	Hurtigruten Group ASA	177
110,357	e	Iino Kaiun Kaisha Ltd	554
2,571,500		International Container Term Services, Inc	1,684
32,681	e	International Shipholding Corp	723
32,200		Inui Steamship Co Ltd	200
3,274		Israel Corp Ltd	2,030
88,013		James Fisher & Sons plc	556
309,310		Kamigumi Co Ltd	2,373
1,660,833	*,e	Kawasaki Kisen Kaisha Ltd	6,753
247,018	*,e	Kirby Corp	9,449
74,819	e	Knightsbridge Tankers Ltd	1,316
47,557	e	Kuehne & Nagel International AG.	4,895
205,596		Mermaid Marine Australia Ltd	433
2,296	*	Minoan Lines S.A.	10
1,500,000		MISC Bhd	3,967
1,097,360		Mitsui OSK Lines Ltd	7,255
628,599	e	Neptune Orient Lines Ltd	888
2,097,976		Nippon Yusen Kabushiki Kaisha	7,646
96,000		Nissin Corp	217
215,779	e	Nordic American Tanker Shipping	6,061
307,906	e	Orient Overseas International Ltd	2,201
152,370	e	Overseas Shipholding Group, Inc	5,644
3,286,911		Pacific Basin Shipping Ltd	2,034
824,495	*,e	Royal Caribbean Cruises Ltd	18,775
57,543	*	Scorpio Tankers, Inc	659
118,000	e	Shinwa Kaiun Kaisha Ltd	306
214,350	e	Ship Finance International Ltd	3,833
1,440,000		Shun TAK Holdings Ltd	744

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,100	e	Stolt-Nielsen S.A.	$490
136,240		STX Pan Ocean Co Ltd	1,244
139,130	e	Teekay Corp	3,641
123,240	e	Teekay Tankers Ltd (Class A)	1,372
96,645	*,e	Ultrapetrol Bahamas Ltd	420
1,620,700		U-Ming Marine Transport Corp	3,089
24,943		VTG AG.	353
1,165,670	*	Wan Hai Lines Ltd	716
21,450		Wilh Wilhelmsen ASA	366
1,369,212		Yang Ming Marine Transport	694

		TOTAL WATER TRANSPORTATION	209,189

WHOLESALE TRADE-DURABLE GOODS - 1.0%
168,000		Advan Co Ltd	1,101
149,624		Agilysys, Inc	1,001
204,659		Applied Industrial Technologies, Inc	5,182
789,005	*,e	Arrow Electronics, Inc	17,634
49,530		Arseus NV	561
18,100	e	As One Corp	310
1,697,576	e	Assa Abloy AB (Class B)	33,930
54,770		Autobacs Seven Co Ltd	1,986
36,879	*	B&B Tools AB	454
68,203	*	Ballantyne Strong, Inc	494
323,450		Banpu PCL	6,030
218,064	e	Barnes Group, Inc	3,574
194,396	*,e	Beacon Roofing Supply, Inc	3,503
776		BIC CAMERA, Inc	298
20,565	*,e	Bluelinx Holdings, Inc	54
12,639	*	Bobst Group AG.	434
482,558	*,e	BorgWarner, Inc	18,019
181,237	e	BSS Group plc	1,130
1,151,598		Bunzl plc	11,532
96,656		Campbell Brothers Ltd	2,434
35,524	*,e	Canon Marketing Japan, Inc	500
128,804	*,e	Cardtronics, Inc	1,669
47,409		Carl Zeiss Meditec AG.	650
84,710	*,e	Castle (A.M.) & Co	1,177
8,761,000	e	China Communications Construction Co Ltd	7,993
1,447,300	e	China High Speed Transmission Equipment Group Co Ltd	3,040
1,779,861	e	China National Building Material Co Ltd	2,826
71,899	*,e	Chindex International, Inc	901
2,932,000	*	CMC Magnetics Corp	728
5,228		Coltene Holding AG.	256
69,453	e	Compagnie de Saint-Gobain	2,588
140,824	*,e	Conceptus, Inc	2,194
68,492		Consumers’ Waterheater Income Fund	299
113,676	e	Crane Group Ltd	765
63,850		Creative Technology Ltd	191
14,196		Daetwyler Holding AG.	881
52,000	e	Daiichi Jitsugyo Co Ltd	161
9,513		Delticom AG.	443

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,864		Demag Cranes AG.	$937
112,113	*,e	DemandTec, Inc	757
124,190	e	Derichebourg	439
3,140		D’ieteren S.A.	1,332
131,429	*	Digi International, Inc	1,087
2,372,706		Dimension Data Holdings plc	3,328
441,252		Diploma plc	1,503
8,187,315	e	Dongfeng Motor Group Co Ltd	9,497
13,591		Doosan Corp	1,224
24,700		Doshisha Co Ltd	573
145,698	*,e	Drew Industries, Inc	2,943
617,965		Electrocomponents plc	1,990
94,319	*,e	Emdeon, Inc	1,182
745,462		Energy Support Corp	1,472
14,800		Enplas Corp	306
60,211		Esprinet S.p.A.	485
218,899		Finning International, Inc	3,625
727,136		Fisher & Paykel Healthcare Corp	1,551
1,451,851	*,e	Fortescue Metals Group Ltd	4,924
81,385		Fourlis Holdings S.A.	717
35,160		Frigoglass S.A.	393
4,862,200	e	Fushan International Energy Group Ltd	2,732
90,239	*,e	GameLoft	403
17,616	*,e	Global Defense Technology & Systems, Inc	225
339,217		Grafton Group plc	1,203
495,195	e	GWA International Ltd	1,244
56,400		Hakuto Co Ltd	502
3,669		Hamon & CIE S.A.	128
130,822	*,e	Hansen Medical, Inc	279
476,000		Hanwa Co Ltd	1,890
43,163		Hargreaves Services plc	361
31,291		Hexpol AB (Series B)	350
86,617	e	Houston Wire & Cable Co	940
348,156		Imperial Holdings Ltd	3,872
15,792	*	IMS-Intl Metal Service	191
41,000		Inaba Denki Sangyo Co Ltd	959
78,000		Inabata & Co Ltd	352
371,535	*,e	Ingram Micro, Inc (Class A)	5,644
1,130,174		Inner Mongolia Yitai Coal Co	5,405
241,340	*,e	Insight Enterprises, Inc	3,176
162,367	*,e	Interline Brands, Inc	2,807
3,586		Interseroh AG.	193
2,438,553		Itochu Corp	19,063
56,000		Japan Digital Laboratory Co Ltd	619
390,400		JCY International Bhd	177
29,300		Kaga Electronics Co Ltd	293
554,000	*,e	Kanematsu Corp	439
6,489		KCC Corp	1,563
392,470		Kia Motors Corp	10,399
180,419	*	Kingspan Group plc	1,328
106,215	*,e	Kloeckner & Co AG.	1,864
258,272	e	Knight Transportation, Inc	5,227

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,470		Kuroda Electric Co Ltd	$799
29,338	e	Lawson Products, Inc	498
5,299,362		Li & Fung Ltd	23,709
80,310		Lindab International AB	844
713,427	*	LKQ Corp	13,755
27,900		Macnica, Inc	530
145,000		Marubun Corp	790
182,865	*,e	MedAssets, Inc	4,221
152,098	*,e	Merge Healthcare, Inc	446
5,216,000	*,e	Metallurgical Corp of China Ltd	2,237
82,888	*	Metals USA Holdings Corp	1,239
117,400	e	MISUMI Group, Inc	2,168
3,114,222		Mitsubishi Corp	64,427
2,064,398		Mitsui & Co Ltd	24,083
227,600	*	Molopo Energy Ltd	186
76,528	e	Munters AB	467
59,694	*,e	MWI Veterinary Supply, Inc	3,000
110,841		Mytilineos Holdings S.A.	518
18,600		Nafco Co Ltd	325
13,568		Nagaileben Co Ltd	328
1,785		NET One Systems Co Ltd	2,304
262,000		Nippon Road Co Ltd	552
65,000		Nippon Steel Trading Co Ltd	198
8,518,921	*	Nissan Motor Co Ltd	59,363
60,425		Nisshin Steel Co Ltd	96
30,885	*	Norbord, Inc	330
16,200		Onoken Co Ltd	142
322,968	e	Owens & Minor, Inc	9,166
5,731,000		Pan-United Corp Ltd	1,832
220,826	e	Patterson Cos, Inc	6,300
2,503,734	*	Pegatron Technology Corp	2,342
283,896	e	PEP Boys - Manny Moe & Jack	2,515
14,054		Phoenix Solar AG.	526
3,712,428	*	Playmates Toys Ltd	177
3,104,000	*	Poly Development Holdings Ltd	185
223,199	e	Pool Corp	4,893
927,617		Premier Farnell plc	3,035
1,284,557		Prysmian S.p.A.	18,436
250,250	*,e	PSS World Medical, Inc	5,293
2,898,631		PT Astra International Tbk	15,315
2,661,044		PT United Tractors Tbk	5,454
517,600		Ralink Technology Corp	2,069
12,306	e	Rautaruukki Oyj	179
11,679		Rockwool International AS (B Shares)	924
87,733	e	Russel Metals, Inc	1,495
42,700		Ryosan Co Ltd	1,038
32,700		Ryoyo Electro Corp	335
455,000	e	Sagami Railway Co Ltd	2,020
180,133		Samsung Corp	7,606
54,076		Sangetsu Co Ltd	1,125
35,300		Sanshin Electronics Co Ltd	297
347,584		Satipel Industrial S.A.	3,158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

504,715	e	Schneider Electric S.A.	$50,975
444,427	e	Securitas Systems AB (B Shares)	609
93,000		Seika Corp	193
52,900		Shinko Shoji Co Ltd	451
161,000		Shinsho Corp	316
45,253	*	Sierra Wireless, Inc	301
838,584	*	SIG plc	1,264
3,496,471		Sime Darby BHD	8,601
257,991	e	Sims Group Ltd	3,666
115,380		SK Networks Co Ltd	970
10,688		Solar Holdings AS (B Shares)	658
171,379	e	Solera Holdings, Inc	6,204
73,102	e	Sport Supply Group, Inc	984
132,000		Sumikin Bussan Corp	283
26,971		Sumisho Computer Systems Corp	374
2,240,493		Sumitomo Corp	22,376
234,367	*,e	Talecris Biotherapeutics Holdings Corp	4,945
82,000	e	Tamura Corp	234
338,134	*,e	Tech Data Corp	12,044
16,759,605		Test-Rite International Co	9,529
79,225		THK Co Ltd	1,639
679,857	e	ThyssenKrupp AG.	16,754
55,568	*,e	Titan Machinery, Inc	730
267,396	f	TMK OAO (GDR)	3,952
233,661	*,e	TomoTherapy, Inc	743
219,475	*	Topps Tiles plc	162
130,842		Toromont Industries Ltd	2,821
26,500	e	Trusco Nakayama Corp	410
136,795	*	Tyler Technologies, Inc	2,123
72,500	e	Ulvac, Inc	1,405
1,203,641		UMW Holdings BHD	2,349
14,009		Vossloh AG.	1,134
898,000		VST Holdings Ltd	286
135,375		W.W. Grainger, Inc	13,463
13,538		Wajax Income Fund	294
66,622		Wavin NV	767
371,890	*,e	WESCO International, Inc	12,522
2,077,170	e	Wesfarmers Ltd	49,646
95,648		Wesfarmers Ltd PPS	2,294
93,551	*,e	West Marine, Inc	1,018
54,805	*,e	Westport Innovations, Inc	862
2,957,506	*,e	Wolseley plc	58,705
1,431,700		WPG Holdings Co Ltd	2,639
4,500,000		Xiamen International Port Co Ltd	795
82,100	e	Yamazen Corp	368
485,000	e	Yuasa Trading Co Ltd	449
29,800	e	Zenrin Co Ltd	323

		TOTAL WHOLESALE TRADE-DURABLE GOODS	857,916

WHOLESALE TRADE-NONDURABLE GOODS - 1.0%
38,750		AarhusKarlshamn AB	716
15,790	e	ABC-Mart, Inc	619

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

117,035		Aceto Corp	$671
623,249		Airgas, Inc	38,766
275,088	*,e	Akorn, Inc	817
1,908,439		Akzo Nobel NV	99,191
56,999		Alfresa Holdings Corp	2,755
37,009,000	*	Alliance Global Group, Inc	4,247
547,676	*,e	Alliance One International, Inc	1,950
230,272	e	Allscripts Healthcare Solutions, Inc	3,707
102,661	e	Andersons, Inc	3,346
49,800		AOKI Holdings, Inc	770
93,638	*,e	ASOS plc	1,197
1,191,358	*,e	AWB Ltd	910
36,352	e	Axfood AB	953
4,239	*	Baron de Ley	192
185,964	e	Billabong International Ltd	1,350
174,029	*,e	BioScrip, Inc	912
149,703	*,e	BMP Sunstone Corp	771
1,122,000		Bonjour Holdings Ltd	317
2,401,157		Booker Group plc	1,462
3,842		Bridgford Foods Corp	54
256,407	e	Brown-Forman Corp (Class B)	14,674
9,900		C Uyemura & Co Ltd	402
1,515,817		Cardinal Health, Inc	50,947
88,685	e	Casino Guichard Perrachon S.A.	6,730
46,398		Celesio AG.	1,012
244,005	*,e	Central European Distribution Corp	5,217
799,000		China Aviation Oil Singapore Corp Ltd	770
3,272,000	e	China BlueChemical Ltd	1,813
1,568,000	e	China Mengniu Dairy Co Ltd	5,082
78,646	*	Clearwater Paper Corp	4,307
71,591	*,e	Core-Mark Holding Co, Inc	1,962
194,254		Dairy Crest Group plc	1,069
3,843,100	e	Dalian Port PDA Co Ltd	1,664
77,281		Danisco AS	5,200
21,283		DC Chemical Co Ltd	4,290
5,322		Delek Group Ltd	1,103
441,000		Dickson Concepts International Ltd	310
18,992		East Asiatic Co Ltd A.S.	407
654,738		Empresas COPEC S.A.	10,308
852,183	*	Endo Pharmaceuticals Holdings, Inc	18,595
146,673	*	Ercros S.A.	138
818,510		Esprit Holdings Ltd	4,397
677,786	e	Findel plc	176
3,013,501		First Pacific Co	2,039
620,000		First Resources Ltd	461
2,447,667		Foster’s Group Ltd	11,593
213,664	*,e	Fresh Del Monte Produce, Inc	4,325
150,000	*,e	Fujiya Co Ltd	312
452,996		Fyffes plc	183
8,682	e	Galenica AG.	3,364
4,019,881		Gazprom (ADR)	75,687
227,220	*,e	Gildan Activewear, Inc	6,527

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

383,846	e	GrainCorp Ltd	$1,700
355,651	*,e	Green Mountain Coffee Roasters, Inc	9,140
190,353	*,e	Hain Celestial Group, Inc	3,839
70,582		Hanwha Corp	2,130
350,455	*,e	Henry Schein, Inc	19,240
901,090		Herbalife Ltd	41,495
12,024		IC Companys AS	346
16,910,300		IRPC PCL	2,142
6,600		Itochu-Shokuhin Co Ltd	221
168,604		Japan Pulp & Paper Co Ltd	578
763,821		JBS S.A.	3,233
19,000	*	JCR Pharmaceuticals Co Ltd	259
66,363		John Menzies PLC	381
53,100		Kato Sangyo Co Ltd	826
42,678	*,e	Kenneth Cole Productions, Inc (Class A)	470
105,015		Kikkoman Corp	1,096
36,200	e	Kobayashi Pharmaceutical Co Ltd	1,539
103,129		Koninklijke Vopak NV	3,779
43,269	*,e	KRATON Polymers LLC	813
120,279	*,e	K-Swiss, Inc (Class A)	1,351
165,190		KT&G Corp	8,121
42,891	e	Laboratorios Farmaceuticos Rovi S.A	242
77,386		LG Chem Ltd	19,408
84,155	*,e	LSB Industries, Inc	1,120
53,616		MARR S.p.A.	403
2,457,294	e	Marubeni Corp	12,597
283,263		Massmart Holdings Ltd	4,341
71,100	e	Megmilk Snow Brand Co Ltd	1,277
13,900	e	Meito Sangyo Co Ltd	190
267,766	e	Men’s Wearhouse, Inc	4,916
2,018,747	e	Metcash Ltd	7,095
318,853	e	Metro, Inc	12,523
1,892,432		Mexichem SAB de C.V.	4,909
184,073		Myers Industries, Inc	1,489
279,000		Nagase & Co Ltd	2,901
66,734	e	Nash Finch Co	2,280
4,253,226	e	Noble Group Ltd	5,141
860,583		Nu Skin Enterprises, Inc (Class A)	21,454
1,599,501		Pacific Andes International Holdings Ltd	256
17,600	*	Paladin Labs, Inc	389
5,300		Paz Oil Co Ltd	682
56,782	*,e	Perry Ellis International, Inc	1,147
9,921		Pescanova S.A.	245
1,155,500		Petronas Dagangan BHD	3,340
46,050		Point, Inc	2,526
197,500	*,e	Pronova BioPharma AS	391
2,444,500		PT Unilever Indonesia Tbk	4,558
17,239		Rubis	1,400
21,679	e	Ryoshoku Ltd	519
31,000		S Foods, Inc	253
43,355	e	Sakata Seed Corp	562
53,000		San-A Co Ltd	2,024

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,000		San-Ai Oil Co Ltd	$271
30,748		Sarantis S.A.	164
61,528	e	Schiff Nutrition International, Inc	438
93,287	*,e	School Specialty, Inc	1,686
6,070		Schweizerhall Holding AG.	581
1,613,071	e	Sigma Pharmaceuticals Ltd	565
48,135		Sligro Food Group NV	1,388
2,945,409	*	Sojitz Holdings Corp	4,603
138,770	e	Spartan Stores, Inc	1,904
542,189		Suzano Papel e Celulose S.A.	4,569
212,558	e	Suzuken Co Ltd	7,115
192,072	e	Symrise AG.	3,966
77,795	*,e	Synutra International, Inc	1,258
1,610,498		Sysco Corp	46,012
324,039		Tiger Brands Ltd	7,165
37,806	*,e	Tikkurila Oy	712
86,300		Toho Pharmaceutical Co Ltd	1,368
50,000		Tokai Corp	226
77,709	e	Tractor Supply Co	4,738
476,000		Tsingtao Brewery Co Ltd	2,224
3,236,130		Unilever NV	88,376
337,076		Unilever NV ADR	9,209
4,824,166		Uni-President Enterprises Corp	5,301
462,295		United Drug plc	1,293
325,020	*	United Natural Foods, Inc	9,712
127,207	*,e	United Stationers, Inc	6,929
8,553		Vilmorin & Cie	710
631,676		Vina Concha Y Toro S.A.	1,313
459,447	*	Viterra, Inc	3,060
81,969	*,e	Volcom, Inc	1,522
88,614		Wimm-Bill-Dann Foods OJSC (ADR)	1,577
135,000		Yokohama Reito Co Ltd	957
97,104	e	Zep, Inc	1,693

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	856,619

		TOTAL COMMON STOCKS	88,731,111

		(Cost $91,046,037)

PREFERRED STOCKS - 0.0%

FOOD AND KINDRED PRODUCTS - 0.0%
265,497	*	Ambev Cia De Bebidas Das	26,463

		TOTAL FOOD AND KINDRED PRODUCTS	26,463

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
92,180	*	Goodman PLUS Trust	5,311

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,311

SECURITY AND COMMODITY BROKERS - 0.0%
370,000		Daishin Securities Co Ltd	2,645

		TOTAL SECURITY AND COMMODITY BROKERS	2,645

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION BY AIR - 0.0%
1,366	*	Malaysian Airline System BHD	$0	^

		TOTAL TRANSPORTATION BY AIR	0	^

TRANSPORTATION EQUIPMENT - 0.0%
722,689	*,b	Motors Liquidation Co	4,828

		TOTAL TRANSPORTATION EQUIPMENT	4,828

		TOTAL PREFERRED STOCKS	39,247

		(Cost $38,646)

RIGHTS / WARRANTS - 0.0%
DEPOSITORY INSTITUTIONS - 0.0%
1,624,203	e	Bank of Communications Co Ltd	651
1		Dexia SA - Rts	0	^
3,080	m	Hanmi Financial Corp	0	^
157,448	e	Mediobanca S.p.A.	6
61,978	e	Unione di Banche Italiane SCPA	1

		TOTAL DEPOSITORY INSTITUTIONS	658

EATING AND DRINKING PLACES - 0.0%
23,136		Krispy Kreme Doughnuts, Inc	2

		TOTAL EATING AND DRINKING PLACES	2

ELECTRIC, GAS, AND SANITARY SERVICES - 0.0%
1,572,211	e,m	Iberdrola S.A.	367
112,042		Theolia S.A.	20

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	387

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.0%
6	m	GreenHunter Energy, Inc	0	^
140,027		Kingboard Chemical Holdings Ltd	55

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	55

GENERAL BUILDING CONTRACTORS - 0.0%
132,237		IJM Corp BHD	45

		TOTAL GENERAL BUILDING CONTRACTORS	45

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
249,662		Gamuda Bhd	81

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	81

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
2,800		Fonciere Des Regions	2
4,761,352	m	GPT Group	0	^
66,140		IJM Land BHD	18

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20

HOTELS AND OTHER LODGING PLACES - 0.0%
633,600		Minor International PCL	47

		TOTAL HOTELS AND OTHER LODGING PLACES	47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES	COMPANY	MATURITY DATE	VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.0%
114,119	m	Suzlon Energy Ltd	$1
10,758	e	Zardoya Otis S.A.	7

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8

INSURANCE CARRIERS - 0.0%
116,643		Tower Australia Group - Right	34

		TOTAL INSURANCE CARRIERS	34

METAL MINING - 0.0%
934,413	m	Citadel Resource Group Ltd	0	^

		TOTAL METAL MINING	0	^

OIL AND GAS EXTRACTION - 0.0%
123,722	e	Etablissements Maurel et Prom	25
31,048	m	Zion Oil & Gas, Inc	1

		TOTAL OIL AND GAS EXTRACTION	26

PRIMARY METAL INDUSTRIES - 0.0%
22,532	e	Norsk Hydro ASA	12

		TOTAL PRIMARY METAL INDUSTRIES	12

REAL ESTATE - 0.0%
361,335		Cheuk Nang Holdings Ltd	31
106,314		Henderson Land Development Co Ltd	18
506,175		SP Setia BHD	63

		TOTAL REAL ESTATE	112

WHOLESALE TRADE-DURABLE GOODS - 0.0%
1,856,214	m	Playmates Toys Ltd	17

		TOTAL WHOLESALE TRADE-DURABLE GOODS	17

		TOTAL RIGHTS / WARRANTS	1,504

		(Cost $613)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.3%
U.S. TREASURY BILLS - 0.1%
$ 24,000,000		United States Treasury Bill	11/04/10	23,986
100,000,000		United States Treasury Bill	11/12/10	99,933

		TOTAL U.S. TREASURY BILLS		123,919

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.2%
REPURCHASE AGREEMENTS - 4.0%
218,345,000	r	Bank of America		218,345
130,000,000	s	Barclay Capital		130,000
580,000,000	t	Barclays		580,000
180,000,000	u	BNP		180,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

$ 150,000,000	v	Deutsche Bank	$150,000
800,000,000	w	HSBC	800,000
100,000,000	x	Merrill Lynch	100,000
1,440,000,000	y	Nomura Securities	1,440,000

		TOTAL REPURCHASE AGREEMENTS	3,598,345

CORPORATE VARIABLE RATE SECURITY - 2.2%
82,000,000		American Express Credit Account Master	81,975
58,000,000		American Express Credit Account Master	57,975
85,000,000		American Express Credit Account Master	85,170
85,000,000		BA Credit Card Trust	84,976
64,000,000		BA Credit Card Trust	63,937
25,000,000		Bank One Issuance Trust	24,973
2,029,948		Brunel Residential Mortgage Securitization plc	2,027
43,525,000		Capital One Multi-Asset Execution Trust	43,273
170,000,000		Capital One Multi-Asset Execution Trust	169,987
32,000,000		Chase Issuance Trust 2006	31,978
17,000,000		Chase Issuance Trust 2007	16,986
51,000,000		Chase Issuance Trust 2007	50,767
110,000,000		Citibank Credit Card Issuance Trust	109,993
68,000,000		Discover Card Master Trust 2003	67,988
102,000,000		Discover Card Master Trust 2005	101,913
39,000,000		GE Equipment Midticket LLC	38,925
20,600,000		General Electric Cap Corp	20,594
110,000,000		General Electric Cap Corp	109,669
17,000,000		General Electric Cap Corp	16,856
26,499,497		Granite Master Issuer plc 2006	24,313
20,953,087		Granite Master Issuer plc 2007	19,224
128,000,000		JP Morgan Chase & Co	128,020
10,370,476		Medallion Trust Series 2005	10,063
73,000,000		Nelnet Student Loan Trust 2006	72,773
36,615,738		Nelnet Student Loan Trust 2007	36,485
135,000,000		Permanent Master Issuer plc	131,630
25,036,050		Puma Global Mortgage Backed Trust	23,900
35,201,910		SLM Student Loan Trust 2006	35,165
170,000,000		SLM Student Loan Trust 2007	162,195
43,000,000		SLM Student Loan Trust 2008	43,149
40,528,641		Wachovia Student Loan Trust 2005	40,460

		TOTAL CORPORATE VARIABLE RATE SECURITY	1,907,339

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	5,505,684

		TOTAL SHORT-TERM INVESTMENTS	5,629,603

		(Cost $5,634,572)
		TOTAL INVESTMENTS - 105.9%	94,464,911
		(Cost $96,793,096)
		OTHER ASSETS & LIABILITIES, NET - (5.9)%	(5,248,839)

		NET ASSETS - 100.0%	$89,216,074

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
e	All or a portion of these securities are out on loan.
f	Restricted security
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2010 the value of these securities amounted to $2,065,380 or 0.00% of net assets.

j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
r	Agreement with Bank of America, 0.22% dated 06/30/10 to be repurchased at $218,346,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $222,711,900.
s	Agreement with Barclay Capital, 0.02% dated 06/30/10 to be repurchased at $130,000,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $132,600,408.
t	Agreement with Barclays, 0.02% dated 06/30/10 to be repurchased at $580,000,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $591,600,000.
u	Agreement with BNP, 0.03% dated 06/30/10 to be repurchased at $180,000,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $183,600,000.
v	Agreement with Deutsche Bank, 0.04% dated 06/30/10 to be repurchased at $150,000,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $153,000,000.
w	Agreement with HSBC, 0.00% dated 06/30/10 to be repurchased at $800,002,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $816,002,392.
x	Agreement with Merrill Lynch, 0.01% dated 06/30/10 to be repurchased at $100,002,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $102,002,378.
y	Agreement with Nomura Securities, 0.03%-0.15% dated 06/30/10 to be repurchased at $1,440,004,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $1,468,800,941.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2010

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$66,729,013	70.6%

TOTAL DOMESTIC	66,729,013	70.6

FOREIGN

ARGENTINA	4,119	0.0
AUSTRALIA	1,415,836	1.5
AUSTRIA	100,777	0.1
BELGIUM	281,386	0.3
BERMUDA	47,125	0.1
BRAZIL	848,963	0.9
CAMBODIA	726	0.0
CANADA	2,492,538	2.6
CAYMAN ISLANDS	1,764	0.0
CHILE	76,260	0.1
CHINA	982,794	1.0
COLOMBIA	46,099	0.1
CYPRUS	2,690	0.0
CZECH REPUBLIC	45,753	0.1
DENMARK	165,287	0.2
EGYPT	24,292	0.0
FINLAND	231,715	0.3
FRANCE	1,534,971	1.6
GERMANY	1,393,466	1.5
GIBRALTAR	13,301	0.0
GREECE	64,104	0.1
GUERNSEY, C.I.	22,572	0.0
HONG KONG	500,814	0.5
HUNGARY	17,548	0.0
INDIA	416,428	0.4
INDONESIA	122,611	0.1
IRELAND	281,338	0.3
ISRAEL	233,163	0.2
ITALY	460,637	0.5
JAPAN	4,256,482	4.5
JERSEY, C.I.	10,881	0.0
KAZAKHSTAN	15,617	0.0
KOREA, REPUBLIC OF	707,748	0.8
LIECHTENSTEIN	2,637	0.0
LUXEMBOURG	17,392	0.0
MACAU	37,604	0.0
MALAYSIA	170,442	0.2
MEXICO	246,229	0.3
MONACO	659	0.0
MOROCCO	8,035	0.0
NETHERLANDS	981,852	1.0
NEW ZEALAND	28,381	0.0
NORWAY	124,257	0.1
PANAMA	9,486	0.0
PERU	20,167	0.0
PHILIPPINES	45,628	0.1
POLAND	67,004	0.1
PORTUGAL	48,628	0.1
PUERTO RICO	6,490	0.0
RUSSIA	307,005	0.3
SINGAPORE	298,881	0.3
SOUTH AFRICA	360,961	0.4
SPAIN	593,687	0.6
SWEDEN	504,304	0.5
SWITZERLAND	2,055,725	2.2
TAIWAN	597,953	0.7
THAILAND	86,801	0.1
TURKEY	83,418	0.1
UKRAINE	865	0.0
UNITED ARAB EMIRATES	116	0.0
UNITED KINGDOM	4,221,486	4.5

TOTAL FOREIGN	27,735,898	29.4

TOTAL PORTFOLIO	$94,464,911	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.4%

CORPORATE BONDS - 0.4%

TRANSPORTATION EQUIPMENT - 0.4%
$23,995,445	n	General Motors Corp	7.200%	01/15/11	$7,259
13,592,224	n	General Motors Corp	7.130	07/15/13	4,044
3,106,794	n	General Motors Corp	7.700	04/15/16	917
61,921,000	e,n	General Motors Corp	8.380	07/15/33	19,814
19,417,463	n	Motors Liquidation Co	8.800	03/01/21	5,680
14,159,000	n	Motors Liquidation Co	7.400	09/01/25	4,142
13,569,985	n	Motors Liquidation Co	6.750	05/01/28	3,732

		TOTAL TRANSPORTATION EQUIPMENT			45,588

		TOTAL CORPORATE BONDS			45,588

		(Cost $52,884)

		TOTAL BONDS			45,588

		(Cost $52,884)

SHARES		COMPANY

COMMON STOCKS - 98.4%

AMUSEMENT AND RECREATION SERVICES - 0.7%
31,264	e	Aristocrat Leisure Ltd	95
180,100		bwin Interactive Entertainment	7,957
46,018	*	Electronic Arts, Inc	663
9,261,900	*,e	Galaxy Entertainment Group Ltd	4,975
42,281	e	Ladbrokes plc	80
2,148	e	Lottomatica S.p.A.	28
350	*	Madison Square Garden, Inc	7
291,625	*,e	Melco PBL Entertainment Macau Ltd (ADR)	1,091
9,066,696		NagaCorp Ltd	1,008
55,158		Nintendo Co Ltd	16,195
45,776		OPAP S.A.	570
4,301	e	Oriental Land Co Ltd	359
1,890,898	*	PartyGaming plc	6,076
16,680,000		Rexcapital Financial Holdings Ltd	1,527
780,844		Sega Sammy Holdings, Inc	11,217
1,142,700		SJM Holdings Ltd	957
45,289	e	Sky City Entertainment Group Ltd	88
325,165		TABCORP Holdings Ltd	1,723
103,166		Tattersall’s Ltd	193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

898,067		Walt Disney Co	$28,288

		TOTAL AMUSEMENT AND RECREATION SERVICES	83,097

APPAREL AND ACCESSORY STORES - 1.1%
40,984		Abercrombie & Fitch Co (Class A)	1,258
64,500	*	Aeropostale, Inc	1,847
75,068		American Eagle Outfitters, Inc	882
938,900		Belle International Holdings Ltd	1,332
88,502		Burberry Group plc	1,000
35,000	*,e	DSW, Inc (Class A)	786
154,194	e	Fast Retailing Co Ltd	23,332
661,015		Gap, Inc	12,863
315,441		Hennes & Mauritz AB (B Shares)	8,669
221,231		Inditex S.A.	12,615
75,000	*	J Crew Group, Inc	2,761
217,206	*	Kohl’s Corp	10,317
502,218		Limited Brands, Inc	11,084
7,300		Lotte Shopping Co Ltd	2,096
320,068		Nordstrom, Inc	10,303
133,216		Ross Stores, Inc	7,099
289,966		TJX Companies, Inc	12,164
594,500	e	United Arrows Ltd	6,961
63,099	*	Urban Outfitters, Inc	2,170

		TOTAL APPAREL AND ACCESSORY STORES	129,539

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
65,000		Guess ?, Inc	2,031
8,626	e	Hermes International	1,144
250,000	*,e	Liz Claiborne, Inc	1,055
68,799		Nike, Inc (Class B)	4,647
21,020		Polo Ralph Lauren Corp (Class A)	1,534
826		Shimamura Co Ltd	75
88,037		VF Corp	6,265

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,751

AUTO REPAIR, SERVICES AND PARKING - 0.0%
42,250		Ryder System, Inc	1,700

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,700

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
45,021		Advance Auto Parts	2,259
9,811	*,e	Autonation, Inc	191
8,282	*	Autozone, Inc	1,600
32,960		Canadian Tire Corp Ltd	1,646
31,583	*	Carmax, Inc	629
40,000	e	Gulliver International Co Ltd	1,692
19,557	*	O’Reilly Automotive, Inc	930

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	8,947

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.3%
23,957	e	Fastenal Co	1,202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

635,577		Home Depot, Inc	$17,840
1,745,149		Kingfisher plc	5,467
381,129		Lowe’s Cos, Inc	7,783

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	32,292

BUSINESS SERVICES - 6.2%
80,356		Activision Blizzard, Inc	843
42,594		Adecco S.A.	2,032
311,892	*	Adobe Systems, Inc	8,243
146,953		Aggreko plc	3,085
38,162	*	Akamai Technologies, Inc	1,548
516,265	*,e	Alliance Data Systems Corp	30,728
83,800	*	Amdocs Ltd	2,250
460,136	*,e	Atos Origin S.A.	18,476
32,364	*	Autodesk, Inc	788
186,155		Automatic Data Processing, Inc	7,495
3,266,515	*	Autonomy Corp plc	89,039
358,700		Aveva Group plc	6,020
45,233	*	BMC Software, Inc	1,566
99,553		CA, Inc	1,832
9,780	*,e	Cerner Corp	742
417,122	*	CGI Group, Inc	6,207
44,953	*	Citrix Systems, Inc	1,898
92,649	*	Cognizant Technology Solutions Corp (Class A)	4,638
313,716		Computer Sciences Corp	14,196
35,622		Computershare Ltd	315
31,487	*	Ctrip.com International Ltd (ADR)	1,183
11,892	e	Dassault Systemes S.A.	720
6,700	e	Dena Co Ltd	177
13,655	e	Dentsu, Inc	361
328,924	*	eBay, Inc	6,450
32,752		Equifax, Inc	919
29,684		Expedia, Inc	557
171,820		Experian Group Ltd	1,494
26,487	*	F5 Networks, Inc	1,816
55,433		Fidelity National Information Services, Inc	1,487
29,882	*	Fiserv, Inc	1,364
1,577,406		Fujitsu Ltd	9,860
18,334	e	Gestevision Telecinco S.A.	163
176,570	*	Google, Inc (Class A)	78,565
291,521		Group 4 Securicor plc	1,156
2,105		Hakuhodo DY Holdings, Inc	105
5,724	*	IHS, Inc (Class A)	334
21,298	e	Indra Sistemas S.A.	341
69,719		Infosys Technologies Ltd	4,160
48,000		Infosys Technologies Ltd (ADR)	2,876
413,987	*	Interpublic Group of Cos, Inc	2,952
113,310	*	Intuit, Inc	3,940
35,194		Iron Mountain, Inc	790
514,783	*	JC Decaux S.A.	11,994
152,559		JSR Corp	2,563
99,699	*	Juniper Networks, Inc	2,275

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

8,073		Konami Corp	$125
1,000,000		LogicaCMG plc	1,622
52,305	*,e	Longtop Financial Technologies Ltd (ADR)	1,695
42,839		Manpower, Inc	1,850
33,397		Mastercard, Inc (Class A)	6,664
163,527	*	McAfee, Inc	5,024
4,931,064		Microsoft Corp	113,463
297,820	e	Mitsubishi UFJ Lease & Finance Co Ltd	10,046
95,674		Moody’s Corp	1,906
947,328		NEC Corp	2,459
42,705	*	Neowiz Games Corp	1,417
5,990	*,e	NetFlix, Inc	651
11,286	*	NHN Corp	1,679
107,010		Nomura Research Institute Ltd	2,272
215,000	*	Novell, Inc	1,221
111		NTT Data Corp	410
286,788	*	Nuance Communications, Inc	4,287
587		Obic Co Ltd	113
946,083		Omnicom Group, Inc	32,451
24,249	*	Open Text Corp	911
1,940,019		Oracle Corp	41,633
3,303	e	Oracle Corp Japan	162
1,287		Otsuka Corp	82
2,808,069		Playtech Ltd	19,091
20,194	e	Publicis Groupe S.A.	806
10,069	e	Rakuten, Inc	7,275
22,386	*	Randstad Holdings NV	880
26,578	*	Red Hat, Inc	769
41,230	e	Ritchie Bros Auctioneers, Inc	751
27,458		Robert Half International, Inc	647
273,499		Sage Group plc	941
15,829	*	Salesforce.com, Inc	1,358
586,275		SAP AG.	26,070
18,313		Secom Co Ltd	813
68,133		Securitas AB (B Shares)	618
87,077		Seek Ltd	507
2,131		SGS S.A.	2,876
40,257	*,e	Sina Corp	1,419
1,065	e	Societe Des Autoroutes Paris-Rhin-Rhone	70
442,993	e	Softbank Corp	11,750
95,000		Sotheby’s (Class A)	2,173
5,599		Square Enix Co Ltd	103
1,266,407	*	Symantec Corp	17,578
20,024	*	Synopsys, Inc	418
550,776	*,e	Temenos Group AG.	13,259
69,500	e	Tencent Holdings Ltd	1,151
23,263		Total System Services, Inc	316
8,951		Trend Micro, Inc	242
17,255	e	United Internet AG.	189
1,162		USS Co Ltd	83
25,923	*	VeriSign, Inc	688
149,142		Visa, Inc (Class A)	10,552

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

109,415	*	VMware, Inc (Class A)	$6,848
2,614,863		WPP plc	24,633
16,039	e	Yahoo! Japan Corp	6,393
495,517	*	Yahoo!, Inc	6,853

		TOTAL BUSINESS SERVICES	740,806

CHEMICALS AND ALLIED PRODUCTS - 10.3%
604,003		Abbott Laboratories	28,255
20,517	*	Actelion Ltd	768
67,123		Agrium, Inc (Toronto)	3,279
45,314		Air Liquide	4,576
29,921		Air Products & Chemicals, Inc	1,939
114,000	e	Air Water, Inc	1,245
150,000		Alberto-Culver Co	4,064
741,212	*	Amgen, Inc	38,988
108,859		Asahi Kasei Corp	569
115,059		Ashland, Inc	5,341
37,041		Astellas Pharma, Inc	1,241
585,782		AstraZeneca plc	27,617
101,505	e	AstraZeneca plc (ADR)	4,784
13,900		Avery Dennison Corp	447
261,611		Avon Products, Inc	6,933
638,378		BASF AG.	34,881
21,363	e	Beiersdorf AG.	1,180
95,665	*	Biogen Idec, Inc	4,539
61,500	*,e	Biovail Corp	1,185
4,344,500	*	Biovitrum AB	20,580
531,781		Bristol-Myers Squibb Co	13,263
23,501		Celanese Corp (Series A)	585
402,534	*	Celgene Corp	20,457
52,333	*	Cephalon, Inc	2,970
133,970		CF Industries Holdings, Inc	8,500
12,281	*	Charles River Laboratories International, Inc	420
10,209		Christian Dior S.A.	980
19,658	e	Chugai Pharmaceutical Co Ltd	350
31,128		Church & Dwight Co, Inc	1,952
157,117		Cipla Ltd	1,139
67,697		Clorox Co	4,208
160,572		Colgate-Palmolive Co	12,647
43	*,e	Compound partnering business	0	^
278,980	e	CSL Ltd	7,617
285,000		Cytec Industries, Inc	11,397
23,630		Daicel Chemical Industries Ltd	159
58,879		Daiichi Sankyo Co Ltd	1,052
27,000		Dainippon Ink and Chemicals, Inc	42
13,163		Dainippon Sumitomo Pharma Co Ltd	101
34,026	*,e	Dendreon Corp	1,100
501,701		Dow Chemical Co	11,900
59,887		Dr Reddy’s Laboratories Ltd	1,871
25,356		DSM NV	1,008
337,445		Du Pont (E.I.) de Nemours & Co	11,672
17,381		Eastman Chemical Co	927

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

194,315		Ecolab, Inc	$8,727
20,617	e	Eisai Co Ltd	684
73,147	*	Elan Corp plc	332
27,332	*,e	Elan Corp plc (ADR)	123
210,612		Eli Lilly & Co	7,056
1,151	e	Eramet	284
52,741		Estee Lauder Cos (Class A)	2,939
1,537,208	*	Ferro Corp	11,329
23,433		FMC Corp	1,346
352,993	*	Forest Laboratories, Inc	9,683
800,000	*	Genomma Lab Internacional S.A. de C.V.	2,657
41,388	*	Genzyme Corp	2,101
2,086,895	*	Gilead Sciences, Inc	71,540
1,565		Givaudan S.A.	1,329
1,267,380		GlaxoSmithKline plc	21,521
27,476	e	Grifols S.A.	281
2,780	e	H Lundbeck A/s	38
1		H.B. Fuller Co	0	^
140,000		Hanwha Chemical Corp	2,010
27,469		Henkel KGaA	1,124
37,222	e	Henkel KGaA (Preference)	1,818
5,600	e	Hisamitsu Pharmaceutical Co, Inc	222
77,168	*	Hospira, Inc	4,433
58,926	*	Human Genome Sciences, Inc	1,335
192,500		Huntsman Corp	1,669
166,729		Incitec Pivot Ltd	377
10,736		International Flavors & Fragrances, Inc	455
4,660	e	Ipsen	142
72,058		Israel Chemicals Ltd	751
1,221,972		Johnson & Johnson	72,171
16,480	e	Kansai Paint Co Ltd	141
18,853		Kao Corp	444
160,900	*	King Pharmaceuticals, Inc	1,221
395,100		Kingboard Chemical Holdings Ltd	1,696
195,087		Kuraray Co Ltd	2,289
23,486	e	Kyowa Hakko Kogyo Co Ltd	223
3,990,350	*	L’ Occitane International SA	8,701
421,000	e	Lanxess AG.	17,720
8,578		LG Household & Health Care Ltd	2,436
34,766	e	Linde AG.	3,656
162,518		Lonza Group AG.	10,820
41,926	e	L’Oreal S.A.	4,105
75,886		Lubrizol Corp	6,094
64,088		Lupin Ltd	2,698
38,734		Makhteshim-Agan Industries Ltd	129
12,712		Mediceo Paltac Holdings Co Ltd	151
1,381,494		Merck & Co, Inc	48,311
10,878	e	Merck KGaA	798
104,850		Mitsubishi Chemical Holdings Corp	479
32,269	e	Mitsubishi Gas Chemical Co, Inc	156
95,753		Monsanto Co	4,426
47,991		Mosaic Co	1,871

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

446,092	*,e	Mylan Laboratories, Inc	$7,601
36,300	e	Nichi-iko Pharmaceutical Co Ltd	1,352
151,455		Nissan Chemical Industries Ltd	1,693
2,196,048		Novartis AG.	106,428
75,000		Novartis AG. (ADR)	3,624
361,548		Novo Nordisk AS (Class B)	29,210
9,934	e	Novozymes AS (B Shares)	1,060
145,893	e	Nufarm Ltd	657
7,466	e	Ono Pharmaceutical Co Ltd	303
13,666		Orion Oyj (Class B)	256
38,711	*	Pactiv Corp	1,078
100,176		Perrigo Co	5,917
3,502,546		Pfizer, Inc	49,946
124,791		Potash Corp of Saskatchewan	10,748
75,273		PPG Industries, Inc	4,547
52,420		Praxair, Inc	3,983
1,190,333		Procter & Gamble Co	71,397
596,868		PTT Chemical PCL	1,908
556,763		Reckitt Benckiser Group plc	25,897
293,016		Roche Holding AG.	40,331
55,000	*	Rockwood Holdings, Inc	1,248
469,327		Sanofi-Aventis	28,266
6,356		Santen Pharmaceutical Co Ltd	229
18,100	e	Sawai Pharmaceutical Co Ltd	1,732
29,556		Sherwin-Williams Co	2,045
187,200		Shin-Etsu Chemical Co Ltd	8,704
26,173		Shionogi & Co Ltd	543
1,813,969		Shire Ltd	37,212
85,600		Shire plc (ADR)	5,254
12,085	e	Shiseido Co Ltd	266
1,247,654		Showa Denko KK	2,253
17,136		Sigma-Aldrich Corp	854
360,500	e	Sinopharm Group Co	1,314
12,687		Solvay S.A.	1,083
135,748		Sumitomo Chemical Co Ltd	525
114,149		Sun Pharmaceuticals Industries Ltd	4,371
40,628		Syngenta AG.	9,386
9,411		Taisho Pharmaceutical Co Ltd	186
567,000		Taiwan Fertilizer Co Ltd	1,483
89,897		Taiyo Nippon Sanso Corp	714
169,348		Takeda Pharmaceutical Co Ltd	7,274
18,721		Tanabe Seiyaku Co Ltd	285
145,713		Teva Pharmaceutical Industries Ltd	7,613
760,273		Teva Pharmaceutical Industries Ltd (ADR)	39,527
155,000	*,e	Theravance, Inc	1,948
436,500	e	Tokai Carbon Co Ltd	2,043
26,693		Tokuyama Corp	117
114,283	e	Toray Industries, Inc	548
44,647		Tosoh Corp	116
19,400	e	Towa Pharmaceutical Co Ltd	1,262
450,000		TSRC Corp	619
105,274	e	Tsumura & Co	3,223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

86,012		UBE Industries Ltd	$203
20,501	e	UCB S.A.	644
300,000	*	Vanda Pharmaceuticals, Inc	1,983
28,033	*	Vertex Pharmaceuticals, Inc	922
3,406	e	Wacker Chemie AG.	493
48,339	*,e	Warner Chilcott plc	1,105
345,764	*	Watson Pharmaceuticals, Inc	14,028
65,000	*	WR Grace & Co	1,368
296,105		Yara International ASA	8,323

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,225,018

COAL MINING - 0.4%
5,644,300		Adaro Energy Tbk	1,226
34,027	*	Alpha Natural Resources, Inc	1,152
22,032		Arch Coal, Inc	436
297,877		Centennial Coal Co Ltd	1,101
5,587,147		China Coal Energy Co	6,980
43,867		Consol Energy, Inc	1,481
262,821	e,m	Gloucester Coal Ltd	2,734
2,485,240		MacArthur Coal Ltd	24,836
80,000		New World Resources NV	823
76,519		Peabody Energy Corp	2,994
1,154,300		Sany Heavy Equipment International	1,277
564,673		Whitehaven Coal Ltd	2,231

		TOTAL COAL MINING	47,271

COMMERCIAL SERVICES AND SUPPLIES - 0.0%
10,215		Bureau Veritas S.A.	553

		TOTAL COMMERCIAL SERVICES AND SUPPLIES	553

COMMUNICATIONS - 4.0%
78,352	e	America Movil S.A. de C.V. (ADR) (Series L)	3,722
115,209	*	American Tower Corp (Class A)	5,127
23,944	*	AOL, Inc	498
2,440,857		AT&T, Inc	59,043
208,153	e	BCE, Inc	6,073
31,483		Belgacom S.A.	990
263,602		Bezeq Israeli Telecommunication Corp Ltd	576
179,863		British Sky Broadcasting plc	1,878
12,746,284		BT Group plc	24,603
133,456		Cable & Wireless plc	115
542,935		Cable & Wireless Worldwide	702
179,865		Cablevision Systems Corp (Class A)	4,319
425,843		CBS Corp (Class B)	5,506
6,854		Cellcom Israel Ltd	171
146,926		CenturyTel, Inc	4,894
1,210,148		Comcast Corp (Class A)	21,020
114,405		Comcast Corp (Special Class A)	1,880
79,219	*	Crown Castle International Corp	2,952
1,412,370		Deutsche Telekom AG.	16,674
539,300	*	DIRECTV	18,293
434,433		DISH Network Corp (Class A)	7,885

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

26,932		Elisa Oyj (Series A)	$466
41,179		Eutelsat Communications	1,379
939,000		Far EasTone Telecommunications Co Ltd	1,158
318,624	e	France Telecom S.A.	5,527
1,889		Fuji Television Network, Inc	2,712
551,326		Hellenic Telecommunications Organization S.A.	4,145
8,018,600		Hutchison Telecommunications Hong Kong Holdings Ltd	1,693
118,313	*	IAC/InterActiveCorp	2,599
2,826	e	Iliad S.A.	219
65,902		Inmarsat plc	699
545,497	*	ITV plc	408
164		Jupiter Telecommunications Co	157
256		KDDI Corp	1,220
221,327	*	Level 3 Communications, Inc	241
46,070	*	Liberty Global, Inc (Class A)	1,197
12,686	*,e	Liberty Global, Inc (Series C)	330
284	*	Liberty Media Corp - Starz	15
76,746	*	Liberty Media Holding Corp (Interactive A)	806
8,784		M6-Metropole Television	178
1,000	e	Manitoba Telecom Services, Inc	25
142,899		Mediaset S.p.A.	813
135,251	*	MetroPCS Communications, Inc	1,108
5,530		Mobistar S.A.	294
7,314		Modern Times Group AB (B Shares)	400
64,552	*	NII Holdings, Inc (Class B)	2,099
527,830		Nippon Telegraph & Telephone Corp	21,501
4,945		NTT DoCoMo, Inc	7,488
11,378		Partner Communications	175
121,749	e	PCCW Ltd	36
34,211		Philippine Long Distance Telephone Co (ADR)	1,744
118,923	e	Portugal Telecom SGPS S.A.	1,189
66,600	e	ProSiebenSat.1 Media AG.	975
2,088,295		Qwest Communications International, Inc	10,964
196,944	e	Rogers Communications, Inc (Class B)	6,434
792,001		Royal KPN NV	10,095
32,960	*	SBA Communications Corp (Class A)	1,121
61,918		SES Global S.A.	1,288
148,421	*,e	Shaw Communications, Inc (B Shares)	2,673
3,345,708		Singapore Telecommunications Ltd	7,233
16,905	e	Societe Television Francaise 1	220
2,446,406	*	Sprint Nextel Corp	10,373
21,274		StarHub Ltd	34
4,837		Swisscom AG.	1,640
1,592,923		Taiwan Mobile Co Ltd	3,246
63,946		Tele2 AB (B Shares)	955
147,018		Telecom Corp of New Zealand Ltd	189
12,312,019		Telecom Italia RSP	11,247
1,789,307		Telecom Italia S.p.A.	1,976
80,000	e	Telefonica O2 Czech Republic A.S.	1,551
1,171,887		Telefonica S.A.	21,708
70,323		Telekom Austria AG.	782
48,800		Telenet Group Holding NV	1,280

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

171,158		Telenor ASA	$2,156
42,117		Telephone & Data Systems, Inc	1,280
9,177		Television Broadcasts Ltd	43
472,211	e	TeliaSonera AB	3,034
1,692,943		Telstra Corp Ltd	4,615
24,246		TELUS Corp	915
61,357	e	TELUS Corp, non-voting shares	2,220
179,204		Time Warner Cable, Inc	9,333
1,700		Tokyo Broadcasting System, Inc	23
1,514,412		Verizon Communications, Inc	42,433
358,948		Vivendi Universal S.A.	7,295
25,399,193		Vodafone Group plc	52,334
330,346	e	Vodafone Group plc (ADR)	6,828
68,643		Windstream Corp	725

		TOTAL COMMUNICATIONS	478,160

DEPOSITORY INSTITUTIONS - 10.6%
11,083		77 Bank Ltd	60
101,695	*	Alpha Bank S.A.	497
1,600,000		AMMB Holdings Berhad	2,452
147,992	*,m	Anglo Irish Bank Corp plc	39
2,698,848	e	Aozora Bank Ltd	3,495
1,212,052		Australia & New Zealand Banking Group Ltd	21,770
133,634	e	Banca Carige S.p.A.	261
1,615,447		Banca Intesa S.p.A.	4,255
186,387		Banca Intesa S.p.A. RSP	371
475,674	e	Banca Monte dei Paschi di Siena S.p.A.	538
77,851		Banca Popolare di Milano	320
125,649		Banche Popolari Unite Scpa	1,082
1,446,182		Banco Bilbao Vizcaya Argentaria S.A.	14,900
229,229	e	Banco Bradesco S.A. (ADR)	3,636
583,001	e	Banco Comercial Portugues S.A.	438
2,659,200		Banco de Oro Universal Bank	2,685
202,458	e	Banco de Sabadell S.A.	917
52,657	e	Banco de Valencia S.A.	234
224,954		Banco do Brasil S.A.	3,072
118,448	e	Banco Espirito Santo S.A.	467
130,000		Banco Itau Holding Financeira S.A.	2,341
135,205		Banco Popolare Scarl	741
181,813	e	Banco Popular Espanol S.A.	922
132,200		Banco Santander Brasil S.A.	1,357
262,841		Banco Santander Brasil S.A. (ADR)	2,715
5,235,486		Banco Santander Central Hispano S.A.	54,899
469,400		Bangkok Bank PCL (ADR)	1,794
155,166	*	Bank Hapoalim Ltd	559
186,822	*	Bank Leumi Le-Israel	666
4,596,204		Bank of America Corp	66,046
3,610,500		Bank of China Ltd	1,822
49,252		Bank of East Asia Ltd	178
475,177		Bank of India	3,544
530,000	*	Bank of Ireland	427
12,653		Bank of Kyoto Ltd	104

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

244,027	e	Bank of Montreal	$13,236
238,919		Bank of New York Mellon Corp	5,899
477,086		Bank of NOVA Scotia	21,982
47,309		Bank of Okinawa Ltd	1,664
532,805		Bank of Yokohama Ltd	2,437
65,108		Bank Sarasin & Compagnie AG.	2,610
64,156	e	Bankinter S.A.	391
6,186,787		Barclays plc	24,695
130,941		BB&T Corp	3,445
25,925	e	Bendigo Bank Ltd	177
549,088		BNP Paribas	29,541
246,448		BOC Hong Kong Holdings Ltd	561
170,825	e	Canadian Imperial Bank of Commerce/Canada	10,613
26,323		Chiba Bank Ltd	159
2,451,600	e	China Citic Bank	1,550
2,756,700		China Construction Bank	2,219
1,883,459		Chinatrust Financial Holding Co	1,029
6,100		Chugoku Bank Ltd	72
13,677,424	*	Citigroup, Inc	51,427
34,412		Comerica, Inc	1,267
150,925	*,e	Commerzbank AG.	1,054
717,761	e	Commonwealth Bank of Australia	29,017
30,714		Credicorp Ltd (NY)	2,792
193,292	e	Credit Agricole S.A.	2,005
94,141	*	Danske Bank AS	1,812
1,787,828		DBS Group Holdings Ltd	17,351
128,310	e	Deutsche Bank AG.	7,207
17,841	*	Deutsche Postbank AG.	517
116,248	*,e	Dexia	406
127,373	*	Dhanalakshmi Bank Ltd	515
191,991		DNB NOR Holding ASA	1,847
67,622	*	EFG Eurobank Ergasias S.A.	300
39,528		Erste Bank der Oesterreichischen Sparkassen AG.	1,254
211,545		Fifth Third Bancorp	2,600
78,226	*	First Horizon National Corp	896
900,000		FirstRand Ltd	2,107
1,432,658	e	Fortis	3,188
881,000	*	Fubon Financial Holding Co Ltd	979
2,706,365		Fuhwa Financial Holdings Co Ltd	1,445
32,167		Fukuoka Financial Group, Inc	134
15,774		Gunma Bank Ltd	84
14,842		Hachijuni Bank Ltd	83
50,593		Hang Seng Bank Ltd	676
5,416		HDFC Bank Ltd	222
19,744		Hiroshima Bank Ltd	79
51,481		Hokuhoku Financial Group, Inc	95
50,000		Home Capital Group, Inc	1,981
9,325,279		HSBC Holdings plc	85,192
392,874		Hudson City Bancorp, Inc	4,809
1,558,449		Huntington Bancshares, Inc	8,634
1,619		ICICI Bank Ltd	30
140,524	e	ICICI Bank Ltd (ADR)	5,079

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,932,400	e	Industrial & Commercial Bank of China	$1,405
7,462,760	*	ING Groep NV	55,227
65,181		ING Vysya Bank Ltd	503
85,839		Investec plc	578
74,988		Israel Discount Bank Ltd	127
9,912		Iyo Bank Ltd	92
22,624		Joyo Bank Ltd	90
2,060,167		JPMorgan Chase & Co	75,422
453,238		Julius Baer Group Ltd	12,923
155,807		Julius Baer Holding AG.	1,684
800,000		Kasikornbank PCL	2,222
857,331		Kasikornbank PCL (Foreign)	2,493
214,787		Keycorp	1,652
300,000		Korea Exchange Bank	3,057
11,107,071	*	Lloyds TSB Group plc	8,769
11,707	e	M&T Bank Corp	995
317,487		Marshall & Ilsley Corp	2,280
101,350		Mediobanca S.p.A.	755
4,265,800		Metropolitan Bank & Trust	5,647
7,643,354		Mitsubishi UFJ Financial Group, Inc	34,706
1,688,750	e	Mitsui Trust Holdings, Inc	5,955
16,735	*	Mizrahi Tefahot Bank Ltd	122
4,276,698	e	Mizuho Financial Group, Inc	7,017
68,872	*,e	Mizuho Trust & Banking Co Ltd	59
1,532,622		National Australia Bank Ltd	29,632
69,013	e	National Bank of Canada	3,530
127,264	*	National Bank of Greece S.A.	1,370
174,215	*,e	Natixis	757
71,836	e	New York Community Bancorp, Inc	1,097
26,721		Nishi-Nippon City Bank Ltd	77
679,365		Nordea Bank AB	5,602
35,721		Northern Trust Corp	1,668
28,147		OKO Bank (Class A)	286
1,279,914		Oversea-Chinese Banking Corp	8,060
105,653		People’s United Financial, Inc	1,426
71,567	*	Piraeus Bank S.A.	302
213,237		PNC Financial Services Group, Inc	12,048
2,025,100		PT Bank Danamon Indonesia Tbk	1,196
800,000		Public Bank BHD	2,934
10,742	e	Raiffeisen International Bank Holding AG.	408
220,520		Regions Financial Corp	1,451
23,400	e	Resona Holdings, Inc	286
685,535	e	Royal Bank of Canada (Toronto)	32,649
3,455,727	*	Royal Bank of Scotland Group plc	2,105
12,000		Sapporo Hokuyo Holdings, Inc	53
16,200	e	Senshu Ikeda Holdings, Inc	24
25	e	SEVEN BANK Ltd	45
1,345,320	e	Shinsei Bank Ltd	1,137
24,727		Shizuoka Bank Ltd	215
766,600		Siam Commercial Bank PCL	1,907
302,490	e	Skandinaviska Enskilda Banken AB (Class A)	1,603
582,110		Societe Generale	23,953

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

453,359		Standard Chartered plc	$11,039
151,763	e	Standard Chartered plc (Hong Kong)	3,749
88,417		State Street Corp	2,990
734,679		Sumitomo Mitsui Financial Group, Inc	20,793
1,134,488		Sumitomo Trust & Banking Co Ltd	5,776
167,218		Suncorp-Metway Ltd	1,119
150,150		SunTrust Banks, Inc	3,498
16,738	e	Suruga Bank Ltd	152
102,493		Svenska Handelsbanken (A Shares)	2,507
138,083		Swedbank AB (A Shares)	1,267
3,249,229		Synovus Financial Corp	8,253
414,071		TCF Financial Corp	6,878
13,065		TFS Financial Corp	162
388,397	e	Toronto-Dominion Bank	25,167
3,130,914	*	UBS A.G. (Switzerland)	41,478
4,939,828		UniCredito Italiano S.p.A.	10,927
745,041		United Overseas Bank Ltd	10,365
1,868,594		US Bancorp	41,763
4,361,224		Wells Fargo & Co	111,646
472,824		Western Union Co	7,050
1,370,287		Westpac Banking Corp	24,153
7,126		Wing Hang Bank Ltd	70
9,666		Yamaguchi Financial Group, Inc	92

		TOTAL DEPOSITORY INSTITUTIONS	1,259,463

EATING AND DRINKING PLACES - 1.2%
1,846,707		Ajisen China Holdings Ltd	2,061
21,048	*,e	Autogrill S.p.A.	252
120,238	e	Brinker International, Inc	1,739
8,273,069		Compass Group plc	62,937
247,252		Darden Restaurants, Inc	9,606
1,925,000	*	Enterprise Inns plc	2,499
616,972		McDonald’s Corp	40,640
5,700	e	McDonald’s Holdings Co Japan Ltd	128
40,569		Onex Corp	975
15,085	e	Sodexho Alliance S.A.	837
218,974		Starbucks Corp	5,321
27,048		Tim Hortons, Inc	866
67,092		Tim Hortons, Inc (Toronto)	2,147
35,154		Whitbread plc	734
181,512		Yum! Brands, Inc	7,086

		TOTAL EATING AND DRINKING PLACES	137,828

EDUCATIONAL SERVICES - 0.1%
25,243	*	Apollo Group, Inc (Class A)	1,072
72,082		Benesse Corp	3,281
108,028	e	CAE, Inc	937
38,800	*,e	Career Education Corp	893
32,811		DeVry, Inc	1,722
8,775	*	ITT Educational Services, Inc	729

		TOTAL EDUCATIONAL SERVICES	8,634

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

ELECTRIC, GAS, AND SANITARY SERVICES - 3.5%
180,742		A2A S.p.A.	$247
228,506	e	ACEA S.p.A.	2,267
301,341	*	AES Corp	2,784
44,315		AGL Energy Ltd	545
173,164		Allegheny Energy, Inc	3,581
20,832		Alliant Energy Corp	661
43,490		Ameren Corp	1,034
136,418		American Electric Power Co, Inc	4,406
201,904	e	American Water Works Co, Inc	4,159
770	e	Aqua America, Inc	14
22,753,800	*	Beijing Enterprises Water Group Ltd	7,076
622		Bkw Fmb Energie AG	39
166,514	*	Calpine Corp	2,118
35,766		Canadian Utilities Ltd	1,524
1,057,049		Centerpoint Energy, Inc	13,911
8,189,124		Centrica plc	36,140
3,185,100	e	China Resources Gas Group Ltd	4,490
64,066		Chubu Electric Power Co, Inc	1,590
24,892		Chugoku Electric Power Co, Inc	513
129,521		CLP Holdings Ltd	937
90,000		CMS Energy Corp	1,319
		Companhia de Saneamento Basico do Estado de Sao
87,053	e	Paulo (ADR)	3,599
126,338		Companhia Paranaense de Energia	2,604
41,026		Consolidated Edison, Inc	1,768
345,764		Constellation Energy Group, Inc	11,151
140,935	e	Contact Energy Ltd	548
173,754		Dominion Resources, Inc	6,731
19,689		Drax Group plc	110
61,716		DTE Energy Co	2,815
1,354,200	e	DUET Group	1,830
267,089		Duke Energy Corp	4,273
4,940	*	Dynegy, Inc (Class A)	19
533,625		E.ON AG.	14,348
59,122		Edison International	1,875
37,439	*,e	EDP Renovaveis S.A.	220
119,190		El Paso Corp	1,324
11,239		Electric Power Development Co	356
119,306		Electricite de France	4,539
83,660		Eletropaulo Metropolitana de Sao Paulo S.A.	1,667
28,158	e	Enagas	424
157,827	e	Enbridge, Inc	7,351
1,188,957	e	Enel S.p.A.	5,034
40,866		Energen Corp	1,812
277,119		Energias de Portugal S.A.	825
96,210		Entergy Corp	6,891
285,533		Exelon Corp	10,842
42,933		FirstEnergy Corp	1,513
72,994	e	Fortis, Inc	1,864
1,057,625		Fortum Oyj	23,216
335,853		FPL Group, Inc	16,376

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

37,126	e	Gas Natural SDG S.A.	$537
236,600		Gaz de France	6,731
1,010,100		Glow Energy PCL	1,154
15,882		Hokkaido Electric Power Co, Inc	342
16,175	e	Hokuriku Electric Power Co	355
279,166		Hong Kong & China Gas Ltd	690
149,364		Hong Kong Electric Holdings Ltd	890
138,067		Iberdrola Renovables	433
808,653		Iberdrola S.A.	4,545
51,441		Integrys Energy Group, Inc	2,250
3,469,249		International Power plc	15,497
78,553		Kansai Electric Power Co, Inc	1,916
33,247		Kyushu Electric Power Co, Inc	746
35,089		MDU Resources Group, Inc	633
11,674	*	Mirant Corp	123
846,520		National Grid plc	6,180
86,531		NiSource, Inc	1,255
156,024		Northeast Utilities	3,975
400,253	*	NRG Energy, Inc	8,489
14,593		NSTAR	511
15,755	e	Oest Elektrizitatswirts AG. (Class A)	482
40,748		Oneok, Inc	1,762
10,585		Ormat Industries	78
170,846		Osaka Gas Co Ltd	616
62,766		Pepco Holdings, Inc	984
350,558		PG&E Corp	14,408
35,435		Pinnacle West Capital Corp	1,288
12,292,300		PNOC Energy Development Corp	1,168
217,813		PPL Corp	5,434
40,043		Progress Energy, Inc	1,570
19,712	*	Public Power Corp	283
510,465		Public Service Enterprise Group, Inc	15,993
133,100		Questar Corp	6,055
16,803	e	Red Electrica de Espana	602
17,700	*	Reliant Energy, Inc	67
499,754		Republic Services, Inc	14,858
81,553	e	RWE A.G.	5,336
4,182		RWE A.G. (Preference)	252
21,760		SCANA Corp	778
193,909		Scottish & Southern Energy plc	3,229
180,392		Sempra Energy	8,441
48,992		Severn Trent plc	899
15,600	e	Shikoku Electric Power Co, Inc	446
226,282		Snam Rete Gas S.p.A.	903
165,075		Southern Co	5,494
104,886		SP AusNet	67
19,613	*	Stericycle, Inc	1,286
41,232		Suez Environnement S.A.	680
66,365		Tata Power Co Ltd	1,859
205,941		Terna Rete Elettrica Nazionale S.p.A.	741
35,000		Toho Gas Co Ltd	187
37,641		Tohoku Electric Power Co, Inc	808

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

265,960		Tokyo Electric Power Co, Inc	$7,235
198,624		Tokyo Gas Co Ltd	907
91,902		TransAlta Corp	1,702
142,662		United Utilities Group plc	1,116
56,212		Veolia Environnement	1,321
194,550	*	Waste Connections, Inc	6,788
169,803		Waste Management, Inc	5,313
432,352		Williams Cos, Inc	7,903
34,092		Wisconsin Energy Corp	1,730
234,015		Xcel Energy, Inc	4,823
1,431,800	*	Yingde Gases	1,420

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	419,844

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.0%
413,324		ABB Ltd	7,196
300,000	*	A-DATA Technology Co Ltd	583
78,926	*,e	Advanced Micro Devices, Inc	578
2,622,000		Advanced Semiconductor Engineering, Inc	2,064
485,166	*	Alcatel S.A.	1,236
41,912		Altera Corp	1,040
14,847		Ametek, Inc	596
69,240		Amphenol Corp (Class A)	2,720
120,766		Analog Devices, Inc	3,365
716,772	*	Apple Computer, Inc	180,291
195,805	e	ARM Holdings plc	810
720,000		Asustek Computer, Inc	5,304
109,288	*	Avnet, Inc	2,635
250,851		Broadcom Corp (Class A)	8,271
177,200	e	Canon Electronics, Inc	4,005
348,213	*,e	Celestica, Inc	2,807
150,000	*,e	Ciena Corp	1,902
3,701,425	*	Cisco Systems, Inc	78,877
210,210		Cooper Industries plc	9,249
66,548	*	Cree, Inc	3,995
391,952	*	Dell, Inc	4,727
44,195	*	Dolby Laboratories, Inc (Class A)	2,771
14,408	*,e	Elpida Memory, Inc	221
115,558	*	Energizer Holdings, Inc	5,810
32,442	*	EnerSys	693
612,425		Ericsson (LM) (B Shares)	6,793
466,193		Exide Industries Ltd	1,311
7,756	*,e	First Solar, Inc	883
237,526	*,e	Flextronics International Ltd	1,330
68,728	*,e	Foxconn International Holdings Ltd	44
50,822	*,e	Fuji Electric Holdings Co Ltd	146
43,530	e	Gamesa Corp Tecnologica S.A.	374
349,232		Gemalto NV	13,143
1,221,502		Geodesic Information Systems Ltd	2,285
33,000	e	GS Yuasa Corp	216
93,609		Harris Corp	3,899
1,937,589		Hewlett-Packard Co	83,859

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,651		Hirose Electric Co Ltd	$243
98,552		Hitachi Chemical Co Ltd	1,831
74,500		Hitachi High-Technologies Corp	1,369
5,852,548	*	Hitachi Ltd	21,258
2,069,544		Hon Hai Precision Industry Co, Ltd	7,254
257,617	*	Hoya Corp	5,481
132,172	*	Ibiden Co Ltd	3,561
1,044,195	*	Imagination Technologies Group PLC	4,340
214,947	*	Infineon Technologies AG.	1,246
3,224,585		Intel Corp	62,718
40,120	*	JDS Uniphase Corp	395
774,000		Kinsus Interconnect Technology Corp	1,487
1,497,783		Koninklijke Philips Electronics NV	44,727
32,112		Kyocera Corp	2,600
34,278		L-3 Communications Holdings, Inc	2,428
24,341		Legrand S.A.	721
8,558		LG Innotek Co Ltd	1,123
31,484		Linear Technology Corp	876
92,566	*	LSI Logic Corp	426
2,216	e	Mabuchi Motor Co Ltd	101
160,091	*	Marvell Technology Group Ltd	2,523
783,655		Matsushita Electric Industrial Co Ltd	9,785
31,956		Matsushita Electric Works Ltd	314
188,777		Maxim Integrated Products, Inc	3,158
100,000		MediaTek, Inc	1,396
514,059	*	MEMC Electronic Materials, Inc	5,079
25,970	e	Microchip Technology, Inc	720
762,323	*	Micron Technology, Inc	6,472
15,530	e	Millicom International Cellular S.A.	1,260
434,716		Minebea Co Ltd	2,408
1,532,785		Mitsubishi Electric Corp	11,963
7,122		Mitsumi Electric Co Ltd	121
925,234	*	Motorola, Inc	6,033
140,329		Murata Manufacturing Co Ltd	6,692
33,508		National Semiconductor Corp	451
342,115	*	NetApp, Inc	12,764
11,988		NGK Spark Plug Co Ltd	149
9,386	*	Nice Systems Ltd	238
69,906		Nidec Corp	5,852
900	e	Nissha Printing Co Ltd	24
115,377		Nitto Denko Corp	3,785
685,678		Nokia Oyj	5,589
267,908	*	Nvidia Corp	2,735
163,102		Omron Corp	3,556
90,000	*	Polycom, Inc	2,681
1,705,450		Powertech Technology, Inc	4,735
614,303		Qualcomm, Inc	20,174
108,838	*,e	Renewable Energy Corp AS	257
20,000	*	Research In Motion Ltd	985
211,846	*	Research In Motion Ltd (Canada)	10,414
759,581		Ricoh Co Ltd	9,686
3,099	e	Rinnai Corp	159

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

8,624		Rohm Co Ltd	$518
11,774		Samsung Electro-Mechanics Co Ltd	1,472
15,204		Samsung Electronics Co Ltd	9,536
68,205	*	SanDisk Corp	2,869
63,975	*,e	Sanyo Electric Co Ltd	82
52,232	*,e	SGL Carbon AG.	1,499
35,106	*	Sharp Corp	370
169,474	e	Shinko Electric Industries	2,202
758,487		Smiths Group plc	12,076
28,673,611		Solomon Systech International Ltd	2,150
489,702	*	Sony Corp	13,062
12,535		Stanley Electric Co Ltd	208
134,774		STMicroelectronics NV	1,070
9,576	*,e	Sumco Corp	159
2,483	*,e	Sunpower Corp (Class A)	30
2,435,204		Taiwan Semiconductor Manufacturing Co Ltd	4,552
195,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,903
19,361	*	TalkTalk Telecom Group plc	36
76,966	e	TDK Corp	4,212
361,798		Texas Instruments, Inc	8,423
5,900	*,e	Toyota Boshoku Corp	86
273,868		Tyco Electronics Ltd	6,951
8,884		Ushio, Inc	137
133,000	*	Vishay Intertechnology, Inc	1,029
69,721		Whirlpool Corp	6,123
792,000	*	Wintek Corp	633
65,944		Xilinx, Inc	1,666
7,780,000		Yageo Corp	3,140
19,384	e	Yaskawa Electric Corp	144

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	838,710

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
171,757		Accenture plc	6,638
101,000	e	Aeon Mall Co Ltd	2,001
30,303		Cap Gemini S.A.	1,332
120,688		Capita Group plc	1,330
25,189		Fluor Corp	1,071
13,772		Fugro NV	636
9,400		Groupe Aeroplan, Inc	78
204,549	*	Jacobs Engineering Group, Inc	7,454
329,142		JGC Corp	4,994
598,878		KBR, Inc	12,180
103,827	*	McDermott International, Inc	2,249
553	*	Myriad Genetics, Inc	8
52,846		Paychex, Inc	1,372
48,987		Petrofac Ltd	862
54,701	*	SAIC, Inc	916
10,719		Samsung Engineering Co Ltd	993
1,988,011		SembCorp Industries Ltd	5,749
320,740		Serco Group plc	2,801
620,500		Shandong Weigao Group Medical Polymer Co Ltd	2,703
74,802	*,e	Shaw Group, Inc	2,560

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

64,508		SNC-Lavalin Group, Inc	$2,582
20,203	*	URS Corp	795
251,086	e	WorleyParsons Ltd	4,620
97,918	*,e	WuXi PharmaTech Cayman, Inc (ADR)	1,563

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	67,487

FABRICATED METAL PRODUCTS - 0.3%
776,817		Amcor Ltd	4,140
16,719		Ball Corp	883
391,700	*	Crown Holdings, Inc	9,808
8,099	e	Geberit AG.	1,260
14,000		Hitachi Metals Ltd	142
214,619		Illinois Tool Works, Inc	8,859
22,008		JS Group Corp	420
39,095		Parker Hannifin Corp	2,168
41,496		Pentair, Inc	1,336
1,086,476		Rexam plc	4,888
8,806		Salzgitter AG.	525
36,936	e	Ssab Svenskt Stal AB (Series A)	496
17,999	e	Ssab Svenskt Stal AB (Series B)	216
39,801		Stanley Works	2,011
13,155		Toyo Seikan Kaisha Ltd	192

		TOTAL FABRICATED METAL PRODUCTS	37,344

FOOD AND KINDRED PRODUCTS - 4.8%
27,214		Ajinomoto Co, Inc	246
40,157	*	Anheuser-Busch InBev NV	0	^
78,199		Archer Daniels Midland Co	2,019
16,624		Aryzta AG.	640
329,697		Asahi Breweries Ltd	5,585
545,997		Associated British Foods plc	7,907
396,400	e	Beijing Enterprises Holdings Ltd	2,573
19,229		Bunge Ltd	946
49,734		Campbell Soup Co	1,782
22,143		Carlsberg AS (Class B)	1,687
1,500,000		China Agri-Industries Holdings Ltd	1,732
100,000	*	Christian Hansen Holding	1,666
6,021		CJ CheilJedang Corp	1,099
36,995		Coca Cola Hellenic Bottling Co S.A.	793
234,989	e	Coca-Cola Amatil Ltd	2,353
1,149,260		Coca-Cola Co	57,602
121,443		Coca-Cola Enterprises, Inc	3,141
4,771		Coca-Cola West Japan Co Ltd	79
310,830		ConAgra Foods, Inc	7,249
71,029	*	Constellation Brands, Inc (Class A)	1,109
185,280		Corn Products International, Inc	5,614
122,109	e	CSR Ltd	171
399,004	*	Dean Foods Co	4,018
610,000		Del Monte Foods Co	8,778
2,292,662		Diageo plc	36,013
450,013		Dr Pepper Snapple Group, Inc	16,826
745,862		General Mills, Inc	26,493

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

182,497		Golden Agri-Resources Ltd	$68
237,442	e	Groupe Danone	12,729
422,745		H.J. Heinz Co	18,271
48,455	*	Hansen Natural Corp	1,895
364,546		Heineken NV	15,452
120,087		Hershey Co	5,756
10,112		Hormel Foods Corp	409
1,062,052		InBev NV	51,066
5,137	e	Ito En Ltd	79
16,780		J.M. Smucker Co	1,010
26,448		Kaneka Corp	153
156,058		Kellogg Co	7,850
28,421		Kerry Group plc (Class A)	789
1,020,533		Kirin Brewery Co Ltd	12,848
1,330,479		Kraft Foods, Inc (Class A)	37,253
195		Lindt & Spruengli AG.	423
22		Lindt & Spruengli AG. (Reg)	539
41,797		McCormick & Co, Inc	1,587
179,956		Mead Johnson Nutrition Co	9,019
2,349		MEIJI Holdings Co Ltd	96
22,704		Molson Coors Brewing Co (Class B)	962
1,774,916		Nestle S.A.	85,585
5,944		Nippon Meat Packers, Inc	73
15,118		Nisshin Seifun Group, Inc	171
5,635	e	Nissin Food Products Co Ltd	207
40,298	e	Olam International Ltd	74
376,947		Parmalat S.p.A.	876
668,205		PepsiCo, Inc	40,727
39,133	e	Pernod-Ricard S.A.	3,035
3,107,884		Petra Foods Ltd	2,710
3,374,400		PT Indofood Sukses Makmur Tbk	1,529
88,224	*	Ralcorp Holdings, Inc	4,835
105,070		Reynolds American, Inc	5,476
249,009		SABMiller plc	6,982
21,795	e	Sapporo Holdings Ltd	94
61,815		Saputo, Inc	1,765
429,098		Sara Lee Corp	6,050
75,000	*,e	Smithfield Foods, Inc	1,118
113,204	e	Suedzucker AG.	2,045
450,704		Swire Pacific Ltd (Class A)	5,116
105,099		Toyo Suisan Kaisha Ltd	2,508
314,958		Tyson Foods, Inc (Class A)	5,162
699,360		Unilever plc	18,695
2,959,000		Universal Robina	1,937
40,000	e	Wilmar International Ltd	164
7,877	e	Yakult Honsha Co Ltd	214
9,553	e	Yamazaki Baking Co Ltd	129

		TOTAL FOOD AND KINDRED PRODUCTS	573,652

FOOD STORES - 0.7%
162,097		Alimentation Couche Tard, Inc	2,726
123,513		Carrefour S.A.	4,899

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

383,600		China Resources Enterprise	$1,412
3,150		Colruyt S.A.	741
20,091		Delhaize Group	1,458
2,445		Discount Investment Corp	39
12,367		Empire Co Ltd	612
5,044	e	FamilyMart Co Ltd	167
21,742	e	George Weston Ltd	1,487
102,966		Goodman Fielder Ltd	116
246,643		J Sainsbury plc	1,177
1,959,340	e	Jeronimo Martins SGPS S.A.	17,951
13,352		Kesko Oyj (B Shares)	432
242,238		Koninklijke Ahold NV	2,996
380,271		Kroger Co	7,488
5,490		Lawson, Inc	240
46,504		Loblaw Cos Ltd	1,687
309,307		Safeway, Inc	6,081
50,377		Supervalu, Inc	546
3,466,513	*	Taiwan TEA Corp	1,836
1,551,595		Tesco plc	8,752
3,730,800	e	Want Want China Holdings Ltd	3,132
69,226	*	Whole Foods Market, Inc	2,494
3,003,302		WM Morrison Supermarkets plc	11,867
120,905	e	Woolworths Ltd	2,737

		TOTAL FOOD STORES	83,073

FORESTRY - 0.0%
31,557		Rayonier, Inc	1,389
29,280		Weyerhaeuser Co	1,031

		TOTAL FORESTRY	2,420

FURNITURE AND FIXTURES - 0.1%
23,800	*	Kinetic Concepts, Inc	869
58,782		Leggett & Platt, Inc	1,179
757,123		Masco Corp	8,147

		TOTAL FURNITURE AND FIXTURES	10,195

FURNITURE AND HOME FURNISHINGS STORES - 0.1%
50,417	*	Bed Bath & Beyond, Inc	1,869
65,749	*,e	GameStop Corp (Class A)	1,235
42,090		Harvey Norman Holdings Ltd	116
52,503	e	JB Hi-Fi Ltd	835
45,923		Nitori Co Ltd	3,960
91,800		RadioShack Corp	1,791
67,000		Williams-Sonoma, Inc	1,663
60,059		Yamada Denki Co Ltd	3,924

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	15,393

GENERAL BUILDING CONTRACTORS - 0.2%
80,527	e	ACS Actividades Cons y Servicios S.A.	2,959
226,954		AMEC plc	2,780
142,054		Balfour Beatty plc	505
5,831	*	Berkeley Group Holdings plc	66

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,661		Cheung Kong Infrastructure Holdings Ltd	$47
6,811		Daito Trust Construction Co Ltd	386
469,856		Daiwa House Industry Co Ltd	4,228
103,422		DLF Ltd	637
115,820		DR Horton, Inc	1,139
9,748	e	Eiffage S.A.	423
48,326	e	Fletcher Building Ltd	259
7,206	e	Hochtief AG.	430
551,104	e	Kajima Corp	1,249
42,600	e	Lend Lease Corp Ltd	259
6,500	e	Leopalace21 Corp	20
33,300		MDC Holdings, Inc	897
6,130	*	NVR, Inc	4,016
56,957		Obayashi Corp	226
77,871	*	Pulte Homes, Inc	645
49,474	f	Puravankara Projects Ltd	111
4,294	e	Sacyr Vallehermoso S.A.	21
37,271		Sekisui Chemical Co Ltd	232
46,826		Sekisui House Ltd	400
51,452		Shimizu Corp	176
83,172		Skanska AB (B Shares)	1,203
25,381		Sobha Developers Ltd	156
92,136	e	Taisei Corp	184
61,611	*	Toll Brothers, Inc	1,008
88,183		Vinci S.A.	3,663

		TOTAL GENERAL BUILDING CONTRACTORS	28,325

GENERAL MERCHANDISE STORES - 1.3%
536,891	e	Aeon Co Ltd	5,681
60,756	*	Big Lots, Inc	1,950
208,780		Costco Wholesale Corp	11,447
184,474	e	David Jones Ltd	662
11,164	*,e	Dollar General Corp	308
152,600	e	Don Quijote Co Ltd	4,091
117,151		Family Dollar Stores, Inc	4,415
22,000		Hyundai Department Store Co Ltd	2,102
680,100	e	Intime Department Store Group Co Ltd	679
256,338	e	Isetan Mitsukoshi Holdings Ltd	2,499
41,392		J Front Retailing Co Ltd	199
103,773		JC Penney Co, Inc	2,229
50,305		Keio Corp	325
141,914	e	Kintetsu Corp	433
16,000	e	Lifestyle International Holdings Ltd	31
559,967		Macy’s, Inc	10,023
745,934		Marks & Spencer Group plc	3,675
19,409		Marui Co Ltd	131
428,850		Myer Holdings Ltd	1,132
696,200		New World Department Store China Ltd	629
149,363		Next plc	4,453
50,398	e	Odakyu Electric Railway Co Ltd	433
2,024,600	*	PCD Stores Ltd	628
14,395		PPR	1,788

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

47,800	e	Ryohin Keikaku Co Ltd	$1,900
6,078	*,e	Sears Holdings Corp	393
17,500		Shinsegae Co Ltd	7,561
159,080		SM Investments Corp	1,422
1,110,162	e	Takashimaya Co Ltd	8,849
423,714		Target Corp	20,835
71,521	e	Tobu Railway Co Ltd	385
99,146		Tokyu Corp	404
15,520		UNY Co Ltd	118
1,400,000		Wal-Mart de Mexico S.A. de C.V. (Series V)	3,100
1,108,343		Wal-Mart Stores, Inc	53,279

		TOTAL GENERAL MERCHANDISE STORES	158,189

HEALTH SERVICES - 0.7%
102,819		AmerisourceBergen Corp	3,265
2,226,500		Bangkok Dusit Medical Service PCL	2,003
2,271	e	BioMerieux	233
11,880	*	Covance, Inc	610
120,091	*	Coventry Health Care, Inc	2,123
137,712	*	DaVita, Inc	8,599
203,000	*	Express Scripts, Inc	9,545
279,300	*	Fleury S.A.	3,093
32,354		Fraser and Neave Ltd	118
40,959	e	Fresenius Medical Care AG.	2,210
590,000	*	Healthsouth Corp	11,039
320,000		Laboratorios Almirall S.A.	2,500
38,431	*	Laboratory Corp of America Holdings	2,896
135,803	*,e	Lincare Holdings, Inc	4,415
259,720		McKesson Corp	17,442
204,342	*	Medco Health Solutions, Inc	11,254
43,844	e	Mindray Medical International Ltd (ADR) (Class A)	1,378
16,999		Omnicare, Inc	403
15,969		Pharmaceutical Product Development, Inc	406
21,533		Quest Diagnostics, Inc	1,072
29,219	e	Sonic Healthcare Ltd	254

		TOTAL HEALTH SERVICES	84,858

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.3%
63,554		Abertis Infraestructuras S.A.	914
5,284	e	Acciona S.A.	402
86,404		Boskalis Westminster	3,357
37,462		Bouygues S.A.	1,446
181,000	e	Chiyoda Corp	1,314
8,213	e	Fomento de Construcciones y Contratas S.A.	176
37,375	*,e	Foster Wheeler AG.	787
1,244,300		Gamuda BHD	1,218
1,005,636		Saipem S.p.A.	30,630
170,375	e	Transurban Group	605

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	40,849

HOLDING AND OTHER INVESTMENT OFFICES - 3.7%
204,396		3i Group plc	806

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

28,089		AMB Property Corp	$666
353,460		Annaly Mortgage Management, Inc	6,062
6,255		Apartment Investment & Management Co (Class A)	121
52,128		ARC Energy Trust	966
110,473		Ascendas Real Estate Investment Trust	143
23,735		AvalonBay Communities, Inc	2,216
147,817	*,e	Berkshire Hathaway, Inc (Class B)	11,780
101,318		Boston Properties, Inc	7,228
218,629	e	Brookfield Asset Management, Inc	4,943
2,700		Camden Property Trust	110
2,083,000		CapitaCommercial Trust	1,804
35,000		CapitaMalls Asia Ltd	52
139,491	e	CFS Gandel Retail Trust	220
949,600		China Merchants Holdings International Co Ltd	3,135
181,866	e	CI Financial Corp	3,041
383,973	e	DB RREEF Trust	246
6,737		Developers Diversified Realty Corp	67
61,623		Duke Realty Corp	699
89,836		Equity Residential	3,741
5,829		Eurazeo	334
36,536		Federal Realty Investment Trust	2,567
5,034	e	Fonciere Des Regions	415
4,676,440	*	GOME Electrical Appliances Holdings Ltd	1,411
153,506		GPT Group	358
16,973		Groupe Bruxelles Lambert S.A.	1,177
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
75,659	e	Groupe Eurotunnel S.A.	511
80,860		HCP, Inc	2,608
29,987		Health Care REIT, Inc	1,263
22,862		Heineken Holding NV	835
364,010		Host Marriott Corp	4,907
641,581		Investimentos Itau S.A.	3,807
2,241,359	e	iShares MSCI Canada Index Fund	55,631
2,263,393	e	iShares MSCI EAFE Index Fund	105,271
1,244,637	e	iShares MSCI Japan Index Fund	11,451
21,000	e	iShares MSCI Pacific ex-Japan Index Fund	751
1,066	*,e	Jafco Co Ltd	24
2,091	e	Japan Prime Realty Investment Corp	4,405
40		Japan Real Estate Investment Corp	326
120	*,e	Japan Retail Fund Investment Corp	146
109,300		Kimco Realty Corp	1,469
283,500	e	KWG Property Holding Ltd	174
39,642		LG Corp	2,121
20,264	e	Liberty Property Trust	585
48,099		Macerich Co	1,795
181,766	e	Macquarie Infrastructure Group	158
33,635		Marfin Investment Group S.A	41
6,317		Nationale A Portefeuille	269
44	e	Nippon Building Fund, Inc	349
24		Nomura Real Estate Office Fund, Inc	119
32,000		NWS Holdings Ltd	58
62,333	e	Plum Creek Timber Co, Inc	2,152

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

79,301		Prologis	$803
39,129		Public Storage, Inc	3,440
15,245		Ratos AB (B Shares)	382
15,275		Regency Centers Corp	525
590,934	e	Resolution Ltd	559
49,817		RioCan Real Estate Investment Trust	891
686	*,e	SBI Holdings, Inc	85
92,360		Shinhan Financial Group Co Ltd	3,400
185,259		Simon Property Group, Inc	14,960
2,900		SL Green Realty Corp	160
1,075,589		SPDR Trust Series 1	111,023
60,000		Starwood Property Trust, Inc	1,017
44,023		Taubman Centers, Inc	1,657
1,486,600	*	TM International BHD	1,788
37,798		Ventas, Inc	1,775
109,939		Virgin Media, Inc	1,835
72,142		Vornado Realty Trust	5,263
80,000	*	WABCO Holdings, Inc	2,518
2,758,468		Westfield Group	28,031
180,000		Westway Group, Inc	743
675,375		Wharf Holdings Ltd	3,272

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	439,661

HOTELS AND OTHER LODGING PLACES - 0.6%
301,358	e	Accor S.A.	13,951
2,919,000	*	Banyan Tree Holdings Ltd	1,719
203,503	e	Crown Ltd	1,319
28,453	*	Home Inns & Hotels Management, Inc (ADR)	1,111
330,000		Hotel Properties Ltd	585
97,639		Intercontinental Hotels Group plc	1,539
58,603	*,e	Las Vegas Sands Corp	1,297
82,694	e	Marriott International, Inc (Class A)	2,476
37,369	*,e	MGM Mirage	360
8,823,356		Minor International PCL	2,726
1,658,457	*	Orient-Express Hotels Ltd (Class A)	12,273
11,820,200	*	Sands China Ltd	17,471
1,881,377	e	Shangri-La Asia Ltd	3,472
42,310		Starwood Hotels & Resorts Worldwide, Inc	1,753
150,506		Thomas Cook Group plc	398
119,080		TUI Travel plc	370
36,965		United Overseas Land Ltd	100
1,838,400	*,e	Wynn Macau Ltd	2,998
21,766		Wynn Resorts Ltd	1,660

		TOTAL HOTELS AND OTHER LODGING PLACES	67,578

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.3%
188,203		3M Co	14,866
966,000		Acer, Inc	2,242
146,784	*	AGCO Corp	3,959
532,010	e	Aixtron AG.	12,577
70,229	e	Alfa Laval AB	912
42,448	e	Alstom RGPT	1,922

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,041,498		Amada Co Ltd	$6,846
342,638		Applied Materials, Inc	4,119
6,258	e	ASM Pacific Technology	49
90,411		ASML Holding NV	2,488
140,599		Atlas Copco AB (A Shares)	2,056
81,634		Atlas Copco AB (B Shares)	1,078
130,145		Brambles Ltd	593
20,500		Brother Industries Ltd	213
10,506		Bucyrus International, Inc (Class A)	499
615,097		Canon, Inc	22,924
20,633	e	Casio Computer Co Ltd	124
146,903		Caterpillar, Inc	8,824
22,242		Citizen Watch Co Ltd	136
91,590		Cummins, Inc	5,965
19,146		Daikin Industries Ltd	584
66,864		Deere & Co	3,723
28,900	e	Disco Corp	1,828
70,190		Dover Corp	2,933
14,400	*	Dril-Quip, Inc	634
38,043		Eaton Corp	2,490
49,160		Electrolux AB (Series B)	1,124
592,919	*	EMC Corp	10,850
244,055		Emerson Electric Co	10,663
94,643	*	Fanuc Ltd	10,687
750,000		Firich Enterprises Co Ltd	1,405
16,731		Flowserve Corp	1,419
121,215	*	FMC Technologies, Inc	6,383
301,245		FUJIFILM Holdings Corp	8,706
112,891	e	GEA Group AG.	2,247
5,272,722		General Electric Co	76,033
3,846,100		Harbin Power Equipment	2,743
3,422	e	Hitachi Construction Machinery Co Ltd	63
88,380		Husqvarna AB (B Shares)	531
86,613	e	Ingersoll-Rand plc	2,987
781,716		International Business Machines Corp	96,527
57,897		International Game Technology	909
53,716		Ishikawajima-Harima Heavy Industries Co Ltd	85
2,562		Itochu Techno-Science Corp	94
198,901		ITT Industries, Inc	8,935
344,428	e	Japan Steel Works Ltd	3,027
7,348		John Bean Technologies Corp	112
165,942		Johnson Controls, Inc	4,459
102,768		Joy Global, Inc	5,148
71,700	*,e	Keihin Corp	1,238
834,656		Komatsu Ltd	15,029
37,108		Kone Oyj (Class B)	1,477
923,842		Konica Minolta Holdings, Inc	8,888
40,158		Kubota Corp	308
80,000		Kumba Iron Ore Ltd	3,307
4,597	e	Kurita Water Industries Ltd	126
48,014	*	Lam Research Corp	1,827
7,166,800	e	Lenovo Group Ltd	3,845

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

129,300	*	Lexmark International, Inc (Class A)	$4,271
2,248,000		Lite-On Technology Corp	2,463
40,191	*,e	Logitech International S.A.	544
4,568	*	Makita Corp	122
571,150		Mitsubishi Heavy Industries Ltd	1,970
127,353		Northrop Grumman Corp	6,933
1,558,948	*	NTN Corp	6,382
22,174		Pall Corp	762
39,963		Pitney Bowes, Inc	878
162,212		Raytheon Co	7,849
60,000		Rheinmetall AG.	3,427
223,516		Sandvik AB	2,726
7,611		Schindler Holding AG.	642
3,431		Schindler Holding AG. (Reg)	286
479,361	*	Seagate Technology, Inc	6,251
5,373		Seiko Epson Corp	69
234,791		SKF AB (B Shares)	4,214
40,188		SMC Corp	5,376
484	e	Solarworld AG.	5
32,559		SPX Corp	1,719
49,821		Sumitomo Heavy Industries Ltd	292
7,184,800	e	Techtronic Industries Co	5,598
73,643	*	Teradata Corp	2,245
234,213		Textron, Inc	3,975
194,581		Tokyo Electron Ltd	10,482
1,900,242	*	Toshiba Corp	9,413
18,562		Toyota Tsusho Corp	265
338,883	e	Tyco International Ltd	11,939
30,005	*	Varian Medical Systems, Inc	1,569
43,029	*	Vestas Wind Systems AS	1,791
16,784	e	Wartsila Oyj (B Shares)	763
182,112	*	Western Digital Corp	5,492
1,287,689		Xerox Corp	10,353
18,410	*	Yokogawa Electric Corp	114
30,207	e	Zardoya Otis S.A.	388

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	517,334

INSTRUMENTS AND RELATED PRODUCTS - 1.9%
13,742	e	Advantest Corp	287
83,937	*	Agilent Technologies, Inc	2,386
169,189		Allergan, Inc	9,857
34,559		Bard (C.R.), Inc	2,679
200,540		Baxter International, Inc	8,150
25,203		Beckman Coulter, Inc	1,519
79,953		Becton Dickinson & Co	5,406
290,753	*	Boston Scientific Corp	1,686
42,532	*	CareFusion Corp	965
34,750	e	Cochlear Ltd	2,165
22,991		Coloplast AS (Class B)	2,282
42,216	e	Compagnie Generale d’Optique Essilor International S.A.	2,509
159,312		Covidien plc	6,401
164,158		Danaher Corp	6,094

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

26,386		Dentsply International, Inc	$789
216,665	*	Edwards Lifesciences Corp	12,138
87,266		Finmeccanica S.p.A.	905
21,467	*	Flir Systems, Inc	624
70,000	*	Fossil, Inc	2,429
16,852	e	Fresenius AG. (Preference)	1,113
5,443		Fresenius SE	361
62,482	e	Garmin Ltd	1,823
105,779	e	Getinge AB (B Shares)	2,047
493,333	*	Hologic, Inc	6,872
16,911	*	Illumina, Inc	736
20,568	*	Intuitive Surgical, Inc	6,492
130,246		Invensys plc	466
60,000	*	Itron, Inc	3,709
3,524		Keyence Corp	815
54,185		Kla-Tencor Corp	1,511
127,120		LG.Philips LCD Co Ltd	4,181
317,885	*	Life Technologies Corp	15,020
23,862	e	Luxottica Group S.p.A.	578
432,437		Medtronic, Inc	15,685
7,848	*	Millipore Corp	837
310,720		Nikon Corp	5,355
209,175		Nippon Electric Glass Co Ltd	2,396
26,468		Nobel Biocare Holding AG.	456
18,812	e	Olympus Corp	446
237,501		Opto Circuits India Ltd	1,217
230,000		PerkinElmer, Inc	4,754
117,609		Phonak Holding AG.	14,433
47,812	*,e	Qiagen NV	930
248,457	*	ResMed, Inc (ADR)	1,516
20,168		Rockwell Automation, Inc	990
155,396		Rockwell Collins, Inc	8,256
22,119		Roper Industries, Inc	1,238
34,499		Safran S.A.	962
104,924	*	Sensata Technologies Holding BV	1,678
21,982	e	Shimadzu Corp	166
184,299		Smith & Nephew plc	1,741
143,505	*	St. Jude Medical, Inc	5,179
1,633		Straumann Holding AG.	353
175,187		Stryker Corp	8,770
7,379		Swatch Group AG.	2,081
4,124	e	Swatch Group AG. Reg	211
12,576		Synthes, Inc	1,446
63,400	e	Sysmex Corp	3,601
72,876		Terumo Corp	3,490
319,607	*	Thermo Electron Corp	15,677
32,000	*	Thoratec Corp	1,367
76,200	*,e	Veeco Instruments, Inc	2,612
32,086	*	Waters Corp	2,076
4,506	*,e	William Demant Holding	330
40,267	*	Zimmer Holdings, Inc	2,176

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	227,420

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
113,700		AON Corp	$4,221
101,180		Hartford Financial Services Group, Inc	2,239
186,370		Marsh & McLennan Cos, Inc	4,203
384,772		Millea Holdings, Inc	10,115
490,619	e	QBE Insurance Group Ltd	7,444
34,384	e	Unipol Gruppo Finanziario S.p.A.	23
13,272	*	Verisk Analytics, Inc	397
1,373		White Mountains Insurance Group Ltd	445
36,827		Willis Group Holdings plc	1,107

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	30,194

INSURANCE CARRIERS - 3.7%
538,424		ACE Ltd	27,718
1,647,394		Admiral Group plc	34,501
324,962	*	Aegon NV	1,726
227,599		Aetna, Inc	6,004
220,506		Aflac, Inc	9,409
132,182	e	Allianz AG.	13,082
88,189		Allstate Corp	2,534
96,000		American Financial Group, Inc	2,623
10,838	*,e	American International Group, Inc	373
1,245,216	e	AMP Ltd	5,404
80,818	*	Arch Capital Group Ltd	6,021
244,795		Assicurazioni Generali S.p.A.	4,269
22,791		Assurant, Inc	791
577,052		Aviva plc	2,682
121,195	e	AXA Asia Pacific Holdings Ltd	554
351,586	e	AXA S.A.	5,371
502,773		Axis Capital Holdings Ltd	14,942
10,386		Baloise Holding AG.	723
1,470,000		China Life Insurance Co Ltd	6,429
267,000		China Pacific Insurance Group Co Ltd	1,056
46,975		Chubb Corp	2,349
100,886		Cigna Corp	3,134
25,205		Cincinnati Financial Corp	652
7,477		CNP Assurances	509
156,385	e	Corp Mapfre S.A.	425
2,338		Dai-ichi Mutual Life Insurance Co	3,242
12,929		Delta Lloyd NV	218
55,470	e	Everest Re Group Ltd	3,923
8,277		Fairfax Financial Holdings Ltd	3,031
40,947		Fidelity National Title Group, Inc (Class A)	532
4,325		First American Corp	76
4,325	e	First American Financial Corp	55
2,895	e	Fondiaria-Sai S.p.A.	27
119,661	*	Genworth Financial, Inc (Class A)	1,564
121,116	e	Great-West Lifeco, Inc	2,738
13,024	e	Hannover Rueckversicherung AG.	558
77,400	*	Health Net, Inc	1,886
119,045	*	Humana, Inc	5,437

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

33,903		Industrial Alliance Insurance and Financial Services, Inc	$1,111
49,300		ING Canada, Inc	2,079
298,064	e	Insurance Australia Group Ltd	848
33,387	*	KBC Groep NV	1,280
27,438	*	Leucadia National Corp	535
371,991		Lincoln National Corp	9,036
57,880		Loews Corp	1,928
742,862	e	Manulife Financial Corp	10,781
4,630	*,e,m	Mapfre S.A.	13
45,022	e	Mediolanum S.p.A.	176
254,779		Metlife, Inc	9,620
45,220		Mitsui Sumitomo Insurance Group Holdings, Inc	968
135,625	e	Muenchener Rueckver AG.	17,029
1,237,000	*	NKSJ Holdings, Inc	7,401
1,116,371		Old Mutual plc	1,709
64,263		Old Republic International Corp	780
218,409		PartnerRe Ltd	15,319
148,071	e	Power Corp Of Canada	3,548
105,317	e	Power Financial Corp	2,699
386,133		Principal Financial Group	9,051
89,939		Progressive Corp	1,684
553,158		Prudential Financial, Inc	29,683
2,793,655		Prudential plc	21,071
449		Reinsurance Group of America, Inc (Class A)	21
254,834		RenaissanceRe Holdings Ltd	14,340
712,498		Royal & Sun Alliance Insurance Group plc	1,264
86,602		Sampo Oyj (A Shares)	1,826
33,217		SCOR	634
824		Sony Financial Holdings, Inc	2,749
462,240		Standard Life plc	1,195
240,813		Sun Life Financial, Inc	6,325
6,271		Swiss Life Holding	599
72,808	e	Swiss Reinsurance Co	2,992
21,448		T&D Holdings, Inc	459
672	*,e	Topdanmark AS	74
21,089		Torchmark Corp	1,044
24,877		Transatlantic Holdings, Inc	1,193
298,079		Travelers Cos, Inc	14,680
6,170		TrygVesta A.S.	325
942,378		UnitedHealth Group, Inc	26,764
82,135		UnumProvident Corp	1,782
62,301		Validus Holdings Ltd	1,521
19,571		W.R. Berkley Corp	518
51,400	*	WellCare Health Plans, Inc	1,220
498,362	*	WellPoint, Inc	24,385
8,544	e	Wiener Staedtische Allgemeine Versicherung AG.	355
580,152		XL Capital Ltd	9,288
30,743		Zurich Financial Services AG.	6,776

		TOTAL INSURANCE CARRIERS	447,246

LEATHER AND LEATHER PRODUCTS - 0.3%
51,224	e	Adidas-Salomon AG.	2,480

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

391,043		Coach, Inc	$14,293
112,484	e	LVMH Moet Hennessy Louis Vuitton S.A.	12,243
521,589		Yue Yuen Industrial Holdings	1,619

		TOTAL LEATHER AND LEATHER PRODUCTS	30,635

LEGAL SERVICES - 0.0%
292	*	FTI Consulting, Inc	13

		TOTAL LEGAL SERVICES	13

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
38,742	e	Brisa-Auto Estradas de Portugal S.A.	234
52,028		ComfortDelgro Corp Ltd	54
38,262	e	Keihin Electric Express Railway Co Ltd	338
21,426		Keisei Electric Railway Co Ltd	120

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	746

LUMBER AND WOOD PRODUCTS - 0.0%
102,186	*	Sino-Forest Corp	1,452

		TOTAL LUMBER AND WOOD PRODUCTS	1,452

METAL MINING - 3.0%
66,837		Agnico-Eagle Mines Ltd	4,055
80,070	e	Alumina Ltd	101
1,441,329	*	Anglo American plc	50,224
153,575		Antofagasta plc	1,787
430,347		Barrick Gold Corp	19,542
605,724		Barrick Gold Corp (Canada)	27,495
1,623,674		BHP Billiton Ltd	50,513
603,535		BHP Billiton plc	15,649
41,460		Boliden AB	458
165,409	e	Cameco Corp	3,518
53,676		Cleveland-Cliffs, Inc	2,531
245,270	e	Companhia Vale do Rio Doce (ADR)	5,972
219,210		Eldorado Gold Corp	3,929
1,844	e	Energy Resources of Australia Ltd	20
40,189		Eurasian Natural Resources Corp	511
34,195		First Quantum Minerals Ltd	1,720
48,410		Franco-Nevada Corp	1,473
201,275		Freeport-McMoRan Copper & Gold, Inc (Class B)	11,901
27,488		Fresnillo plc	399
308,990		Goldcorp, Inc	13,529
147,320		IAMGOLD Corp	2,598
21,351		Inmet Mining Corp	845
107,165	*	Ivanhoe Mines Ltd	1,388
34,095		Kazakhmys plc	500
137,790	e	Kingsgate Consolidated Ltd	1,085
295,466		Kinross Gold Corp	5,051
26,258	*	Lonmin plc	548
1		MMC Norilsk Nickel (ADR)	0	^
412,400	*	MMX Mineracao e Metalicos S.A.	2,404
350,683	e	Newcrest Mining Ltd	10,232
81,625		Newmont Mining Corp	5,040

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

199,200		Orica Ltd	$4,190
2,146,644	*,e	Oxiana Ltd	1,700
54,522	*,e	Paladin Resources Ltd	162
41,872	e	Pan American Silver Corp	1,053
5,490,617	*,e	Pan Australian Resources Ltd	2,227
3,325,100		PT International Nickel Indonesia Tbk	1,357
18,232		Randgold Resources Ltd	1,733
91,196	*	Red Back Mining, Inc	2,305
413,786	e	Rio Tinto Ltd	22,756
1,085,525		Rio Tinto plc	47,671
72,500		Rio Tinto plc (ADR)	3,161
125,334	e	Sherritt International Corp	673
138,317	*	Silver Wheaton Corp	2,771
1,761,000	e	Straits Asia Resources Ltd	2,488
991	e	Sumitomo Titanium Corp	38
207,571		Teck Cominco Ltd	6,138
19,282	e	Vedanta Resources plc	606
331,450		Xstrata plc	4,340
309,192		Yamana Gold, Inc	3,172

		TOTAL METAL MINING	353,559

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.4%
690,724		Compagnie Financiere Richemont S.A.	24,114
326,169		Hasbro, Inc	13,406
378,293		Jarden Corp	10,165
203,748		Mattel, Inc	4,311
17,273		Namco Bandai Holdings, Inc	152
4,690		Sankyo Co Ltd	212
5,605		Societe BIC S.A.	398
13,688		Yamaha Corp	140

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	52,898

MISCELLANEOUS RETAIL - 1.0%
623,500		Alibaba.com Ltd	1,230
164,436	*	Amazon.com, Inc	17,966
102,777		Best Buy Co, Inc	3,480
963,793		CVS Corp	28,259
121,658	*	Dollar Tree, Inc	5,065
1,000,000		Game Group PLC	950
614,000	*	Grupo Comercial Chedraui S.a. DE C.v.	1,627
104,040	*,e	GSI Commerce, Inc	2,996
754,019		Home Retail Group	2,394
2,238,110		Hutchison Whampoa Ltd	13,773
330,200	*	Hypermarcas S.A.	4,240
31,000	*	Jo-Ann Stores, Inc	1,163
25,966	e	Metro AG.	1,325
10,400	*	Office Depot, Inc	42
422,074		Origin Energy Ltd	5,266
60,697		Petsmart, Inc	1,831
11,599	*	Priceline.com, Inc	2,048
1,556,000		SA SA International Holdings Ltd	1,179
390,781		Seven & I Holdings Co Ltd	8,953

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

92,171	e	Shoppers Drug Mart Corp	$2,850
420,502		Staples, Inc	8,011
42,911		Tiffany & Co	1,627
32,818	*,e	Vitamin Shoppe, Inc	842
184,236		Walgreen Co	4,919

		TOTAL MISCELLANEOUS RETAIL	122,036

MOTION PICTURES - 0.5%
2,283		Astral Media, Inc	77
186,082	*,e	Discovery Communications, Inc (Class A)	6,645
19,382	*	Discovery Communications, Inc (Class C)	599
253,126	e	News Corp (ADR)	3,555
246,313		News Corp (Class A)	2,946
59,402		News Corp (Class B)	823
94,021		Scripps Networks Interactive (Class A)	3,793
497,500		Time Warner, Inc	14,383
8,975	e	Toho Co Ltd	149
785,977		Viacom, Inc (Class B)	24,656

		TOTAL MOTION PICTURES	57,626

NONDEPOSITORY INSTITUTIONS - 1.2%
2,392	e	Acom Co Ltd	31
193,303		Aeon Credit Service Co Ltd	1,722
647,577		American Express Co	25,708
115,886		Bank of Cyprus Public Co Ltd	464
198,411		Capital One Financial Corp	7,996
7,460	*,e,m	Cattles plc	1
15,800	*,e	CBOE Holdings, Inc	514
1,870,160	e	Challenger Financial Services Group Ltd	5,453
2,754,378		Chimera Investment Corp	9,943
45,612	*,e	CIT Group, Inc	1,544
6,083		Credit Saison Co Ltd	64
168,634	e	Criteria Caixacorp S.A.	690
329,335		Discover Financial Services	4,604
32,700	*	Federal Home Loan Mortgage Corp	14
205,500	*,e	Federal National Mortgage Association	70
96,036	e	Investor AB (B Shares)	1,554
196,000	e	Japan Securities Finance Co Ltd	1,101
61,200		Jardine Matheson Holdings Ltd	2,142
36,616		KB Financial Group, Inc	1,404
144,614	*	K-Green Trust	109
26,689		Lender Processing Services, Inc	836
231,769	e	ORIX Corp	16,790
920		Osaka Securities Exchange Co Ltd	3,907
23,050		Samsung Card Co	931
656,554		Siemens AG.	58,721
116,256	*	SLM Corp	1,208

		TOTAL NONDEPOSITORY INSTITUTIONS	147,521

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
784,161	e	Adelaide Brighton Ltd	1,749
7,453		Imerys S.A.	379

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

32,069		K+S AG.	$1,474
17,698		Vulcan Materials Co	776

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	4,378

OIL AND GAS EXTRACTION - 4.0%
24,028		Aker Kvaerner ASA	275
298,418		Anadarko Petroleum Corp	10,770
266,502		Apache Corp	22,437
43,263	*,e	Arrow Energy NL	175
72,405	*	Athabasca Oil Sands Corp	749
302,276		Baker Hughes, Inc	12,566
2,221,830		BG Group plc	33,045
23,040		Bonavista Energy Trust	494
73,086		Cabot Oil & Gas Corp	2,289
1,582,612	*	Cairn Energy plc	9,723
194,141	*	Cameron International Corp	6,313
549,111		Canadian Natural Resources Ltd (Canada)	18,224
101,211		Canadian Oil Sands Trust	2,566
412,608		Cenovus Energy, Inc	10,620
91,367		Chesapeake Energy Corp	1,914
961,900	e	China Oilfield Services Ltd	1,119
34,171		Cimarex Energy Co	2,446
2,061,100		CNOOC Ltd	3,503
376,212	*	Cobalt International Energy, Inc	2,803
29,560	*,e	Compagnie Generale de Geophysique S.A.	526
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
133,783	*	Concho Resources, Inc	7,402
337,275	e	Crescent Point Energy Corp	11,773
62,335	*,g,m	Crescent Point Energy Corp	2,176
253,639	*	Crude Carriers Corp	4,188
597,363	*	Denbury Resources, Inc	8,745
95,222		Devon Energy Corp	5,801
13,217	e	Diamond Offshore Drilling, Inc	822
316,232		EnCana Corp	9,577
75,307		Enerplus Resources Fund	1,619
15,243	*,e	Enquest PLC	23
9,706	*,e	EnQuest plc	14
136,204		Ensco International plc (ADR)	5,350
56,330		Ensign Energy Services, Inc	662
109,195		EOG Resources, Inc	10,742
25,313		Equitable Resources, Inc	915
3,000	*,e	Exterran Holdings, Inc	77
413,031		Halliburton Co	10,140
19,785		Helmerich & Payne, Inc	723
108,770		Husky Energy, Inc	2,579
1,747		Idemitsu Kosan Co Ltd	132
68	e	Inpex Holdings, Inc	377
2,400	e	Japan Petroleum Exploration Co	98
9,947	*,e	Lundin Petroleum AB	44
82,640	*	Nabors Industries Ltd	1,456
218,799		National Oilwell Varco, Inc	7,236
91,722	*	Newfield Exploration Co	4,482

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

325,750		Nexen, Inc	$6,408
19,276		Niko Resources Ltd	1,793
99,130		Noble Corp	3,064
133,471		Noble Energy, Inc	8,052
846,731		Occidental Petroleum Corp	65,324
146,600		OGX Petroleo e Gas Participacoes S.A.	1,358
238,945		Oil Search Ltd	1,099
93,229	*	Pacific Rubiales Energy Corp	2,090
8,561		Patterson-UTI Energy, Inc	110
179,828		Penn West Energy Trust	3,429
31,373	e	PetroBakken Energy Ltd	624
36,031	*	Petrobank Energy & Resources Ltd	1,268
51,306	*	PetroHawk Energy Corp	871
388,968		Petroleo Brasileiro S.A. (ADR)	13,349
37,179		Pioneer Natural Resources Co	2,210
18,897	*	Plains Exploration & Production Co	389
225,761	*	Pride International, Inc	5,044
75,299	e	ProEx Energy Ltd	875
111,213		Provident Energy Trust	762
29,135		Range Resources Corp	1,170
85,973	*	Rowan Cos, Inc	1,886
395,755		Santos Ltd	4,136
36,022		SBM Offshore NV	515
636,570		Schlumberger Ltd	35,227
57,820	e	SeaDrill Ltd	1,043
611	*,e	Seahawk Drilling, Inc	6
234,911		Smith International, Inc	8,844
88,777	*	Southwestern Energy Co	3,430
434,979		Talisman Energy, Inc	6,579
65,331		Technip S.A.	3,747
40,567		Tidewater, Inc	1,571
89,177	*	Transocean Ltd	4,132
6,116		Trican Well Service Ltd	78
2,653,160		Tullow Oil plc	39,466
28,284	*,e	Ultra Petroleum Corp	1,252
16,681		Vermilion Energy Trust	528
537,804	*	Weatherford International Ltd	7,067
63,554		Woodside Petroleum Ltd	2,209

		TOTAL OIL AND GAS EXTRACTION	480,715

PAPER AND ALLIED PRODUCTS - 0.3%
14		Domtar Corporation	1
12,561		Exor S.p.A.	211
12,010		Holmen AB (B Shares)	285
159,359		International Paper Co	3,606
186,700		Kimberly-Clark Corp	11,320
32,703		Kinnevik Investment AB (Series B)	524
40,562		MeadWestvaco Corp	900
26,031		Metso Oyj	834
8,300		Nippon Paper Group, Inc	230
531,797		OJI Paper Co Ltd	2,607
197,000		Rengo Co Ltd	1,243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

202,700	*	Smurfit Kappa Group plc	$1,644
36,000		Sonoco Products Co	1,097
121,266	e	Stora Enso Oyj (R Shares)	876
121,731		Svenska Cellulosa AB (B Shares)	1,432
53,541		Uni-Charm Corp	6,038
107,786		UPM-Kymmene Oyj	1,427

		TOTAL PAPER AND ALLIED PRODUCTS	34,275

PERSONAL SERVICES - 0.0%
18,787		Cintas Corp	450
49,637		H&R Block, Inc	779
420,938		Kuala Lumpur Kepong BHD	2,127

		TOTAL PERSONAL SERVICES	3,356

PETROLEUM AND COAL PRODUCTS - 3.9%
7,520,187		BP plc	36,000
189,653		BP plc (ADR)	5,477
10,750	e	Caltex Australia Ltd	84
1,075,707		Chevron Corp	72,997
421,569		ConocoPhillips	20,695
52,343	e	Cosmo Oil Co Ltd	125
766,429		ENI S.p.A.	14,069
2,052,559		Exxon Mobil Corp	117,140
43,800		Frontier Oil Corp	589
85,117	e	Galp Energia SGPS S.A.	1,271
4,318		Hellenic Petroleum S.A.	31
196,132		Hess Corp	9,873
126,683		Imperial Oil Ltd	4,615
183,000	*	JX Holdings, Inc	904
187,066		Marathon Oil Corp	5,816
80,887		Murphy Oil Corp	4,008
27,768	e	Neste Oil Oyj	403
30,924		OMV AG.	929
152,405	e	Repsol YPF S.A.	3,076
1,763,115		Royal Dutch Shell plc (A Shares)	44,494
885,963		Royal Dutch Shell plc (B Shares)	21,414
13,407	e	Saras S.p.A.	28
15,473	e	Showa Shell Sekiyu KK	107
378,328	e	Statoil ASA	7,288
824,126		Suncor Energy, Inc	24,254
80,737		Suncor Energy, Inc (NY)	2,377
27,589		Sunoco, Inc	959
22,626	e	TonenGeneral Sekiyu KK	196
772,127		Total S.A.	34,467
133,799		Valero Energy Corp	2,406
395,050		Walter Industries, Inc	24,039

		TOTAL PETROLEUM AND COAL PRODUCTS	460,131

PIPELINES, EXCEPT NATURAL GAS - 0.1%
11,051	*	Kinder Morgan Management LLC	625
214,436		Spectra Energy Corp	4,304
299,758	e	TransCanada Corp	10,027

		TOTAL PIPELINES, EXCEPT NATURAL GAS	14,956

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

PRIMARY METAL INDUSTRIES - 0.9%
21,325		Acerinox S.A.	$331
5,600	e	AK Steel Holding Corp	67
138,068		Alcoa, Inc	1,389
16,955		Allegheny Technologies, Inc	749
174,525	*,e	ArcelorMittal	4,681
49,894	e	BlueScope Steel Ltd	87
22,698	*	Daido Steel Co Ltd	97
130,318	e	Dowa Holdings Co Ltd	624
1,210,458	e	Furukawa Electric Co Ltd	5,281
64,452	*	Gerdau Ameristeel Corp	701
23,044		Hyundai Steel Co	1,684
219,704		JFE Holdings, Inc	6,797
35,162		Johnson Matthey plc	781
216,723		Kobe Steel Ltd	413
2,496		Maruichi Steel Tube Ltd	48
93,186	*	Mitsubishi Materials Corp	248
49,239		Mitsui Mining & Smelting Co Ltd	130
249,884		Nippon Steel Corp	826
140,256	e	Norsk Hydro ASA	633
42,593		Nucor Corp	1,630
36,337		OneSteel Ltd	90
24,453	e	Outokumpu Oyj	367
164,434		Precision Castparts Corp	16,925
33,800		Reliance Steel & Aluminum Co	1,222
128,380		Schnitzer Steel Industries, Inc (Class A)	5,032
66,456		Sumitomo Electric Industries Ltd	774
2,817,314		Sumitomo Metal Industries Ltd	6,370
42,464		Sumitomo Metal Mining Co Ltd	530
265,641		Tenaris S.A.	4,582
43,980	*	Titanium Metals Corp	774
87,040	e	Tokyo Steel Manufacturing Co Ltd	1,006
22,781		Umicore	657
24,451	e	United States Steel Corp	943
59,687		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	1,591
197,894		Vallourec	34,120
22,738	e	Voestalpine AG.	619
3,700		Yamato Kogyo Co Ltd	92

		TOTAL PRIMARY METAL INDUSTRIES	102,891

PRINTING AND PUBLISHING - 0.4%
48,138	e	Dai Nippon Printing Co Ltd	556
7,291		Dun & Bradstreet Corp	489
125,000		Gannett Co, Inc	1,683
168,321	e	John Fairfax Holdings Ltd	184
18,875		Lagardere S.C.A.	589
111,317		McGraw-Hill Cos, Inc	3,132
161,208	e	Orkla ASA	1,031
21,181	e	PagesJaunes Groupe S.A.	218
1,587,008		Pearson plc	20,872

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

59,809		R.R. Donnelley & Sons Co	$979
147,767		Reed Elsevier NV	1,636
192,984		Reed Elsevier plc	1,431
17,102		Sanoma-WSOY Oyj	295
89,344	e	Singapore Press Holdings Ltd	240
157,381	*,e	Thomson Corp	5,633
48,540		Toppan Printing Co Ltd	384
879		Washington Post Co (Class B)	361
61,747		Wolters Kluwer NV	1,184
108,969		Yellow Pages Income Fund	610

		TOTAL PRINTING AND PUBLISHING	41,507

RAILROAD TRANSPORTATION - 0.6%
3,354,426	*,e	Asciano Group	4,505
206,642		Canadian National Railway Co	11,843
71,003		Canadian Pacific Railway Ltd	3,806
124		Central Japan Railway Co	1,024
299,341		CSX Corp	14,857
11,852		East Japan Railway Co	789
364,461		Firstgroup plc	1,978
2,863,700	e	Guangshen Railway Co Ltd	991
92,720	e	Hankyu Hanshin Holdings, Inc	409
66,228	*	Kansas City Southern Industries, Inc	2,407
76,313		MTR Corp	260
129,828		Norfolk Southern Corp	6,887
369,147		Union Pacific Corp	25,660
148		West Japan Railway Co	541

		TOTAL RAILROAD TRANSPORTATION	75,957

REAL ESTATE - 0.7%
980,000		Allgreen Properties Ltd	715
7,489,901		Ayala Land, Inc	2,112
10,195,901	m	Ayala Land, Inc (Preference)	22
26,868		Beni Stabili S.P.A.	20
882,935		British Land Co plc	5,703
123,957		Brookfield Properties Corp	1,741
25,809	*	Capital & Counties PRO	42
1,862,394		CapitaLand Ltd	4,749
335,516		CapitaMall Trust	437
10,200	*	CB Richard Ellis Group, Inc (Class A)	139
106,696		Cheung Kong Holdings Ltd	1,231
428,000		China Aoyuan Property Group Ltd	62
850,100	e	China Resources Land Ltd	1,598
5,804	e	Chinese Estates Holdings Ltd	10
78,495		City Developments Ltd	618
11,999		Corio NV	583
17,248,000		Erawan Group PCL	1,061
3,000	*	Forest City Enterprises, Inc (Class A)	34
3,645		Gecina S.A.	329
168,384	*	Genting International plc	139
79,000		Glorious Property Holdings Ltd	22
144,974		Hammerson plc	739

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

26,000		Hang Lung Group Ltd	$140
997,493		Hang Lung Properties Ltd	3,815
68,273		Henderson Land Development Co Ltd	400
22,217		Hopewell Holdings	63
20,452		Hysan Development Co Ltd	58
4,547		ICADE	384
3,603,700		IGB Corp BHD	1,939
141,110	e	IMMOFINANZ Immobilien Anlagen AG.	362
1,877,400		KLCC Property Holdings BHD	1,776
19,176		Klepierre	530
9,802,900		Land and Houses PCL	1,586
157,806		Land Securities Group plc	1,306
11,508	e	Leighton Holdings Ltd	277
102,943		Liberty International plc	476
903,403		Link Real Estate Investment Trust	2,242
448,439	e	Macquarie Goodman Group	237
217,124		Mirvac Group	237
533,705		Mitsubishi Estate Co Ltd	7,431
401,863		Mitsui Fudosan Co Ltd	5,593
87,000	*	Mongolia Energy Co ltd	30
112,100		Multiplan Empreendimentos Imobiliarios S.A.	2,050
1,761,779		New World Development Ltd	2,860
8,274	e	Nomura Real Estate Holdings, Inc	104
2,734		NTT Urban Development Corp	2,172
180,000		PDG Realty SA	1,520
1,054,500		Preuksa Real Estate PCL	581
3,763,500		Robinsons Land Corp	1,157
149,305		Segro plc	563
924,000		Shanghai Real Estate Ltd	90
56,801	e	Sino Land Co	102
7,176,600		SM Prime Holdings	1,663
1,430,900		SP Setia BHD	1,843
1,350,813	e	Stockland Trust Group	4,192
32,256		Sumitomo Realty & Development Co Ltd	548
711,248		Sun Hung Kai Properties Ltd	9,728
24,572	e	Tokyo Tatemono Co Ltd	76
41,862		Tokyu Land Corp	146
18,639		Unibail	3,038
3,450,782	*	Unitech Corporate Parks plc	1,329
30,000		Wheelock & Co Ltd	85
12,916		YNH Property BHD	6

		TOTAL REAL ESTATE	84,841

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.5%
7,000		Asics Corp	64
261,948		Bayer AG.	14,638
323,504	e	Bridgestone Corp	5,115
573,000		Cheng Shin Rubber Industry Co Ltd	1,160
131,000		Cooper Tire & Rubber Co	2,555
38,676		Denki Kagaku Kogyo KK	180
96,320	*	Goodyear Tire & Rubber Co	957

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

48,010		Hankook Tire Co Ltd	$1,089
34,418		Michelin (C.G.D.E.) (Class B)	2,398
59,282		Mitsui Chemicals, Inc	166
586,063		Newell Rubbermaid, Inc	8,580
8,951	*	NOK Corp	142
24,635	e	Nokian Renkaat Oyj	603
645,951		Pirelli & C S.p.A.	356
857	e	Puma AG. Rudolf Dassler Sport	228
21,762		Sealed Air Corp	429
2,028,417		SSL International plc	24,428
13,963	e	Sumitomo Rubber Industries, Inc	123
45,000		Tupperware Corp	1,793

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	65,004

SECURITY AND COMMODITY BROKERS - 2.0%
69,628		Ameriprise Financial, Inc	2,516
103,251	e	Australian Stock Exchange Ltd	2,519
18,436		BlackRock, Inc	2,644
833,544		Charles Schwab Corp	11,820
23,857		CME Group, Inc	6,717
1,012,456		Credit Suisse Group	38,065
64,355		Daiwa Securities Group, Inc	272
65,894	e	Deutsche Boerse AG.	4,003
3,083,690	*	E*Trade Financial Corp	36,449
16,803		Eaton Vance Corp	464
1,214		F&C Asset Management plc	1
46,389		Franklin Resources, Inc	3,998
276,217		Goldman Sachs Group, Inc	36,259
449,898	e	Hong Kong Exchanges and Clearing Ltd	7,017
352,755		ICAP plc	2,114
50,403	e	IGM Financial, Inc	1,758
8,837	*	IntercontinentalExchange, Inc	999
224,981		Invesco Ltd	3,786
5,270,700	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	7,770
15,926	e	Jefferies Group, Inc	336
426,000		Kim Eng Holdings Ltd	483
1,203,807		Legal & General Group plc	1,403
22,625		Legg Mason, Inc	634
33,829		London Stock Exchange Group plc	282
206,352	*,e	Macquarie Group Ltd	6,343
359,970		Man Group plc	1,193
4,200	e	Matsui Securities Co Ltd	26
2,382,000	*	MF Global Holdings Ltd	13,601
1,043,439		Morgan Stanley	24,218
19,327	*	Nasdaq Stock Market, Inc	344
1,783,163	*	Nomura Holdings, Inc	9,742
68,339		NYSE Euronext	1,888
1,946	e	Perpetual Trustees Australia Ltd	46
24,843		Schroders plc	447
18,062		SEI Investments Co	368

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

22,751		Shinko Securities Co Ltd	$51
368,811	e	Singapore Exchange Ltd	1,934
154,418		T Rowe Price Group, Inc	6,855
33,282	*	TD Ameritrade Holding Corp	509
31,714	e	TMX Group, Inc	828

		TOTAL SECURITY AND COMMODITY BROKERS	240,702

SPECIAL TRADE CONTRACTORS - 0.0%
11,131		Kinden Corp	95
29,425	*	Quanta Services, Inc	607

		TOTAL SPECIAL TRADE CONTRACTORS	702

STONE, CLAY, AND GLASS PRODUCTS - 0.5%
887,298		Asahi Glass Co Ltd	8,332
47,295	e,m	Boral Ltd	189
41,258	e	Cimpor Cimentos de Portugal S.A.	232
1,006,126		Corning, Inc	16,250
138,159		CRH plc	2,866
7,402	e	CRH plc (IRELAND)	153
28,442	e	HeidelbergCement AG.	1,344
109,922	e	Holcim Ltd	7,358
3,331	e	Italcementi S.p.A.	25
32,136	*	James Hardie Industries NV	166
42,149	e	Lafarge S.A.	2,298
6,380	e	Martin Marietta Materials, Inc	541
22,673		NGK Insulators Ltd	353
58,041		Nippon Sheet Glass Co Ltd	142
110,844	*	Owens-Illinois, Inc	2,932
5,603		Pargesa Holding S.A.	367
1,378,300		PT Indocement Tunggal Prakarsa Tbk	2,383
304		Sika AG.	539
657,376	*	Taiheiyo Cement Corp	830
2,719		Titan Cement Co S.A.	51
22,681	e	Toto Ltd	151
915,200	*	Wienerberger AG.	11,124

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	58,626

TEXTILE MILL PRODUCTS - 0.1%
2,225,246		Far Eastern Textile Co Ltd	2,288
7,994	*	Mohawk Industries, Inc	366
11,054		Nisshinbo Industries, Inc	106
2,002,807		Teijin Ltd	5,946

		TOTAL TEXTILE MILL PRODUCTS	8,706

TOBACCO PRODUCTS - 1.0%
817,305		Altria Group, Inc	16,379
507,936		British American Tobacco plc	16,120
20,534		Fortune Brands, Inc	805
1,939,628		Huabao International Holdings Ltd	2,479
704,209		Imperial Tobacco Group plc	19,676
1,960		Japan Tobacco, Inc	6,098
174,223		Lorillard, Inc	12,541

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

991,079		Philip Morris International, Inc	$45,430
50,707	e	Swedish Match AB	1,108

		TOTAL TOBACCO PRODUCTS	120,636

TRANSPORTATION BY AIR - 0.5%
6,695	e	Aeroports de Paris	430
3,677,900	*	Air China Ltd	3,607
27,660	*	Air France-KLM	329
1,213,862	*	All Nippon Airways Co Ltd	3,848
150,000	*	AMR Corp	1,017
64,106		Auckland International Airport Ltd	82
11,536,229	*,e	British Airways plc	33,515
1,893,237		Cathay Pacific Airways Ltd	3,744
8,654	*	Continental AG.	449
270,800	*	Continental Airlines, Inc (Class B)	5,958
207,173	*	Delta Air Lines, Inc	2,434
7,405	e	Fraport AG. Frankfurt Airport Services Worldwide	315
112,072	*	Iberia Lineas Aereas de Espana	316
24,926	*	Korean Air Lines Co Ltd	1,656
57,475		Macquarie Airports	129
82,123		Qantas Airways Ltd	151
57,504	*	Ryanair Holdings plc	252
2,741	*	Ryanair Holdings plc (ADR)	74
27,774		Singapore Airlines Ltd	288
638,352		Singapore Airport Terminal Services Ltd	1,217
119,550		Southwest Airlines Co	1,328
12,459,122	*,e	Virgin Blue Holdings Ltd	3,034

		TOTAL TRANSPORTATION BY AIR	64,173

TRANSPORTATION EQUIPMENT - 3.5%
15,642	*	Aisin Seiki Co Ltd	421
240,000	*	American Axle & Manufacturing Holdings, Inc	1,759
1,015,604	e	Austal Ltd	1,866
229,318	*	Autoliv, Inc	10,973
745,789		BAE Systems plc	3,471
58,898	e	Bayerische Motoren Werke AG.	2,861
1,460		Bayerische Motoren Werke AG. (Preference)	51
436,615		Boeing Co	27,399
614,332		Bombardier, Inc	2,793
11,446,300	e	China South Locomotive and Rolling Stock Corp	7,825
182,771		Cobham plc	579
34,584	e	Cosco Corp Singapore Ltd	36
15,290	*	Daihatsu Motor Co Ltd	142
916,375		DaimlerChrysler AG. (EUR)	46,356
271,145		Denso Corp	7,494
3,555		Elbit Systems Ltd	180
83,100	e	European Aeronautic Defence and Space Co	1,696
127,000	*	Federal Mogul Corp (Class A)	1,654
161,599	e	Fiat S.p.A.	1,660
1,978,644	*	Ford Motor Co	19,945
742,342	*,e	Fuji Heavy Industries Ltd	3,977
248,287		General Dynamics Corp	14,540

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

38,148		Genuine Parts Co	$1,505
238,470		Goodrich Corp	15,799
32,982		Harley-Davidson, Inc	733
46,813		Harsco Corp	1,100
8,182	*	Hino Motors Ltd	40
1,144,068	e	Honda Motor Co Ltd	33,606
672,910		Honeywell International, Inc	26,264
3,735		Hyundai Mobis	626
39,579		Hyundai Motor Co	4,631
1,498,169	*	Isuzu Motors Ltd	4,502
123,945		Jardine Cycle & Carriage Ltd	2,638
1,023,095	e	JTEKT Corp	9,462
57,044	e	Kawasaki Heavy Industries Ltd	138
1,223,072		Keppel Corp Ltd	7,384
3,000	*	Koito Manufacturing Co Ltd	44
50,000	*,e	Lear Corp	3,310
209,938		Lockheed Martin Corp	15,640
129,341		Magna International, Inc (Class A)	8,521
17,254	e	MAN AG.	1,422
119,150		Mazda Motor Corp	278
303,130	*,e	Mitsubishi Motors Corp	383
24,875		Mitsui Engineering & Shipbuilding Co Ltd	50
88,300	e	Modec, Inc	1,214
172,138	*,e	NHK Spring Co Ltd	1,575
458,206		NSK Ltd	3,182
87,317		Paccar, Inc	3,481
183,758	*	Peugeot S.A.	4,671
19,532		Porsche AG.	835
115,546	*	Renault S.A.	4,283
573,507		Rolls-Royce Group plc	4,787
66,577		Scania AB (B Shares)	1,016
23,372	e	SembCorp Marine Ltd	64
5,761	e	Shimano, Inc	247
184,074		Singapore Technologies Engineering Ltd	430
115,000	*	Spirit Aerosystems Holdings, Inc (Class A)	2,192
67,522	*	Suzuki Motor Corp	1,325
20,084		Thales S.A.	648
829,015		Tomkins PLC	2,784
5,696	*	Toyoda Gosei Co Ltd	141
14,661	*	Toyota Industries Corp	372
1,568,948	*	Toyota Motor Corp	53,908
26,981		TransDigm Group, Inc	1,377
90,000	*	TRW Automotive Holdings Corp	2,481
239,347		United Technologies Corp	15,536
232,400	*	Valeo S.A.	6,320
2,063	e	Volkswagen AG.	175
17,546		Volkswagen AG. (Preference)	1,540
23,147		Volvo AB (A Shares)	244
222,295	e	Volvo AB (B Shares)	2,458
18,283	*	Yamaha Motor Co Ltd	242
39,000		Yangzijiang Shipbuilding	37

		TOTAL TRANSPORTATION EQUIPMENT	413,319

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION SERVICES - 0.2%
52,734		Autostrade S.p.A.	$935
23,481		CH Robinson Worldwide, Inc	1,307
87,982	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	569
46,684		Deutsche Lufthansa AG.	645
50,887		Expeditors International Washington, Inc	1,756
184,141		FedEx Corp	12,910
24,024	*	Macquarie Atlas Roads Group	19
53,115	e	Toll Holdings Ltd	242
28,895	*,e	TUI AG.	254

		TOTAL TRANSPORTATION SERVICES	18,637

TRUCKING AND WAREHOUSING - 0.6%
274,084		Deutsche Post AG.	3,996
110,486		DSV AS	1,591
17,730		J.B. Hunt Transport Services, Inc	579
616,427		Kerry Properties Ltd	2,664
9,262		Mitsubishi Logistics Corp	103
7,011	e	Neopost S.A.	508
74,252		Nippon Express Co Ltd	335
1,233,156		TNT NV	31,059
606,847		United Parcel Service, Inc (Class B)	34,523
34,378		Yamato Transport Co Ltd	455

		TOTAL TRUCKING AND WAREHOUSING	75,813

WATER TRANSPORTATION - 0.2%
120		AP Moller - Maersk AS (Class A)	913
263		AP Moller - Maersk AS (Class B)	2,071
78,898		Carnival Corp	2,386
25,575		Carnival plc	828
4,161,139		DP World Ltd	1,824
1,423,500	e	Ezra Holdings Ltd	1,832
1,147	e	Hamburger Hafen und Logistik AG.	37
4,180,000		International Container Term Services, Inc	2,737
347		Israel Corp Ltd	215
21,126	e	Kamigumi Co Ltd	162
758,186	*,e	Kawasaki Kisen Kaisha Ltd	3,083
22,906	e	Kuehne & Nagel International AG.	2,358
956,906		Mitsui OSK Lines Ltd	6,327
30,465	e	Neptune Orient Lines Ltd	43
110,636		Nippon Yusen Kabushiki Kaisha	403
6,864		Orient Overseas International Ltd	49
162,731	*,e	Royal Caribbean Cruises Ltd	3,705

		TOTAL WATER TRANSPORTATION	28,973

WHOLESALE TRADE-DURABLE GOODS - 1.3%
104,471	*	Arrow Electronics, Inc	2,335
90,505		Assa Abloy AB (Class B)	1,809
281,887		Banpu PCL	5,256
35,779	*	BorgWarner, Inc	1,336

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

53,577		Bunzl plc	$537
5,364	*,e	Canon Marketing Japan, Inc	75
60,239	e	Compagnie de Saint-Gobain	2,245
997,500	e	Dongfeng Motor Group Co Ltd	1,157
72,617		Finning International, Inc	1,203
40,888	*	Fortescue Metals Group Ltd	139
84,500	*	Ingram Micro, Inc (Class A)	1,284
579,928		Itochu Corp	4,534
320,300		JCY International Bhd	145
70,000		Kia Motors Corp	1,855
3,073,302		Li & Fung Ltd	13,750
1,048,641		Mitsubishi Corp	21,694
662,804		Mitsui & Co Ltd	7,732
1,482		NET One Systems Co Ltd	1,913
9,680	*	New Carphone Warehouse plc	27
2,008,223	*	Nissan Motor Co Ltd	13,994
60,321		Nisshin Steel Co Ltd	96
18,693		Patterson Cos, Inc	533
726,709	*	Pegatron Technology Corp	680
1,181,473		Prysmian S.p.A.	16,956
1,341,063		PT Astra International Tbk	7,085
500,000		Rajesh Exports Ltd	882
504,000		Ralink Technology Corp	2,014
19,981	e	Rautaruukki Oyj	291
47,886		Schneider Electric S.A.	4,836
86,360	e	Sims Group Ltd	1,227
92,263		Sumitomo Corp	921
108,531	*	Talecris Biotherapeutics Holdings Corp	2,290
10,669		THK Co Ltd	221
105,536		ThyssenKrupp AG.	2,601
8,587		W.W. Grainger, Inc	854
487,699		Wesfarmers Ltd	11,657
12,241		Wesfarmers Ltd PPS	294
779,499	*	Wolseley plc	15,473

		TOTAL WHOLESALE TRADE-DURABLE GOODS	151,931

WHOLESALE TRADE-NONDURABLE GOODS - 1.5%
2,200		ABC-Mart, Inc	86
88,050		Airgas, Inc	5,477
956,584		Akzo Nobel NV	49,717
3,157		Alfresa Holdings Corp	153
43,337,200	*	Alliance Global Group, Inc	4,973
134,508	e	Billabong International Ltd	977
19,508		Brown-Forman Corp (Class B)	1,116
121,907		Cardinal Health, Inc	4,097
10,978	e	Casino Guichard Perrachon S.A.	833
18,464	e	Celesio AG.	403
5,686,700	e	Dalian Port PDA Co Ltd	2,462
528		Delek Group Ltd	109
59,886	*	Endo Pharmaceuticals Holdings, Inc	1,307
134,176		Esprit Holdings Ltd	721

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,491,925		Foster’s Group Ltd	$7,067
48,498	*	Gildan Activewear, Inc	1,393
79,240		Hanwha Corp	2,392
17,251	*	Henry Schein, Inc	947
94,622		Herbalife Ltd	4,357
5,795		Kikkoman Corp	61
9,764		Koninklijke Vopak NV	358
11,000		LG Chem Ltd	2,759
1,295,072		Marubeni Corp	6,639
61,180	e	Metcash Ltd	215
95,958		Metro, Inc	3,769
4,198,267	e	Noble Group Ltd	5,074
182,902		Nu Skin Enterprises, Inc (Class A)	4,560
38,040		Point, Inc	2,086
58,400		San-A Co Ltd	2,230
108,846	*	Sojitz Holdings Corp	170
5,871	e	Suzuken Co Ltd	197
203,497		Sysco Corp	5,814
1,719,841		Unilever NV	46,967
240,000		Unilever NV ADR	6,557
155,106	*	Viterra, Inc	1,033

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	177,076

		TOTAL COMMON STOCKS	11,753,622

		(Cost $12,325,946)

PREFERRED STOCKS - 0.0%

TRANSPORTATION EQUIPMENT - 0.0%
530,757	*,b	Motors Liquidation Co	3,545

		TOTAL TRANSPORTATION EQUIPMENT	3,545

		TOTAL PREFERRED STOCKS	3,545

		(Cost $4,777)

RIGHTS / WARRANTS - 0.0%
DEPOSITORY INSTITUTIONS - 0.0%
4		Dexia SA - Rts	0	^
105,153		Mediobanca S.p.A.	4
135,487	e	Unione di Banche Italiane SCPA	3

		TOTAL DEPOSITORY INSTITUTIONS	7

ELECTRIC, GAS, AND SANITARY SERVICES - 0.0%
1,058,653	m	Iberdrola S.A.	247

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	247

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.0%
42,400		Kingboard Chemical Holdings Ltd	17

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	17

FOOD AND KINDRED PRODUCTS - 0.0%
34,086	e	Golden Agri-Resources Ltd	2

		TOTAL FOOD AND KINDRED PRODUCTS	2

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
1,228		Fonciere Des Regions	$1
681,005	m	GPT Group	0	^
22,780		IJM Land BHD	6

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7

HOTELS AND OTHER LODGING PLACES - 0.0%
1,036,696		Minor International PCL	77

		TOTAL HOTELS AND OTHER LODGING PLACES	77

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.0%
30,207	e	Zardoya Otis S.A.	19

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	19

PRIMARY METAL INDUSTRIES - 0.0%
42,686	e	Norsk Hydro ASA	22

		TOTAL PRIMARY METAL INDUSTRIES	22

REAL ESTATE - 0.0%
9,054		Henderson Land Development Co Ltd	2
516,300		SP Setia BHD	64

		TOTAL REAL ESTATE	66

		TOTAL RIGHTS / WARRANTS	464

		(Cost $335)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 7.1%
U.S. TREASURY BILLS - 0.9%
$ 4,700,000		United States Treasury Bill	07/22/10	4,700
99,200,000		United States Treasury Bill	08/05/10	99,191

		TOTAL U.S. TREASURY BILLS		103,891

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.2%
REPURCHASE AGREEMENTS - 3.3%
26,473,000	u	Bank of America		26,473
110,000,000	v	Barclay Capital		110,000
20,755,000	w	Barclay Capital		20,755
50,000,000	x	Deutsche Bank		50,000
190,000,000	y	Nomura Securities		190,000

		TOTAL REPURCHASE AGREEMENTS		397,228

CORPORATE VARIABLE RATE SECURITY - 2.9%
14,000,000		American Express Credit Account Master		13,996
11,000,000		American Express Credit Account Master		10,995
15,000,000		American Express Credit Account Master		15,029
15,000,000		BA Credit Card Trust		14,995
11,000,000		BA Credit Card Trust		10,989

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

$5,000,000		Bank One Issuance Trust	$4,995
358,226		Brunel Residential Mortgage Securitization plc	358
8,000,000		Capital One Multi-Asset Execution Trust	7,953
30,000,000		Capital One Multi-Asset Execution Trust	29,997
5,000,000		Chase Issuance Trust 2006	4,997
3,875,000		Chase Issuance Trust 2007	3,872
9,000,000		Chase Issuance Trust 2007	8,959
20,000,000		Citibank Credit Card Issuance Trust	19,999
12,000,000		Discover Card Master Trust 2003	11,998
18,000,000		Discover Card Master Trust 2005	17,985
8,000,000		GE Equipment Midticket LLC	7,985
4,000,000		General Electric Cap Corp	3,998
20,000,000		General Electric Cap Corp	19,939
3,000,000		General Electric Cap Corp	2,975
4,313,872		Granite Master Issuer plc 2006	3,958
3,697,604		Granite Master Issuer plc 2007	3,393
22,000,000		JP Morgan Chase & Co	22,003
1,975,329		Medallion Trust Series 2005	1,917
13,000,000		Nelnet Student Loan Trust 2006	12,960
4,068,415		Nelnet Student Loan Trust 2007	4,054
25,000,000		Permanent Master Issuer plc	24,376
4,236,870		Puma Global Mortgage Backed Trust	4,045
6,641,870		SLM Student Loan Trust 2006	6,635
30,000,000		SLM Student Loan Trust 2007	28,622
8,000,000		SLM Student Loan Trust 2008	8,028
6,967,675		Wachovia Student Loan Trust 2005	6,956

		TOTAL CORPORATE VARIABLE RATE SECURITY	338,961

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	736,189

		TOTAL SHORT-TERM INVESTMENTS	840,080

		(Cost $840,921)
		TOTAL INVESTMENTS - 105.9%	12,643,299
		(Cost $13,224,863)
		OTHER ASSETS & LIABILITIES, NET - (5.9)%	(700,663)

		NET ASSETS - 100.0%	$11,942,636

		Abbreviation(s):
	ADR	American Depositary Receipt
	SPDR	Standard & Poor’s Depository Receipts

	*	Non-income producing.
	^	Amount represents less than $1,000.
	b	In bankruptcy
	e	All or a portion of these securities are out on loan.
	f	Restricted security
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2010 the value of these securities amounted to $2,175,913 or 0.00% of net assets.

	m	Indicates a security that has been deemed illiquid.
	n	In default
	u	Agreement with Bank of America, 0.22% dated 06/30/10 to be repurchased at $26,473,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $27,002,460.
	v	Agreement with Barclay Capital, 0.01% dated 06/30/10 to be repurchased at $110,000,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $112,200,081.
	w	Agreement with Barclay Capital, 0.02% dated 06/30/10 to be repurchased at $20,775,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $21,171,747.
	x	Agreement with Deutsche Bank, 0.04% dated 06/30/10 to be repurchased at $50,000,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $51,000,000.
	y	Agreement with Nomura Securities, 0.15% dated 06/30/10 to be repurchased at $190,001,000 on 07/01/10, collateralized by U.S. Government Agencies security valued at $193,800,000.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2010

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$6,696,537	53.0%

TOTAL DOMESTIC	6,696,537	53.0

FOREIGN

ARGENTINA	4,582	0.0
AUSTRALIA	381,617	3.0
AUSTRIA	24,272	0.2
BELGIUM	64,531	0.5
BERMUDA	1,521	0.0
BRAZIL	61,732	0.5
CAMBODIA	1,008	0.0
CANADA	508,644	4.0
CAYMAN ISLANDS	1,420	0.0
CHINA	92,920	0.7
COLOMBIA	2,090	0.0
CYPRUS	464	0.0
CZECH REPUBLIC	2,374	0.0
DENMARK	44,849	0.4
FINLAND	39,407	0.3
FRANCE	349,833	2.8
GERMANY	338,801	2.7
GIBRALTAR	6,076	0.1
GREECE	8,382	0.1
GUERNSEY, C.I.	2,250	0.0
HONG KONG	115,122	0.9
INDIA	35,567	0.3
INDONESIA	15,907	0.1
IRELAND	55,804	0.5
ISRAEL	51,275	0.4
ITALY	114,507	0.9
JAPAN	973,946	7.7
JERSEY, C.I.	1,733	0.0
KAZAKHSTAN	511	0.0
KOREA, REPUBLIC OF	65,310	0.5
LUXEMBOURG	15,930	0.1
MACAU	20,468	0.2
MALAYSIA	16,438	0.1
MEXICO	11,505	0.1
NETHERLANDS	348,722	2.8
NEW ZEALAND	1,166	0.0
NORWAY	22,876	0.2
PERU	2,792	0.0
PHILIPPINES	27,266	0.2
PORTUGAL	22,829	0.2
SINGAPORE	80,970	0.6
SOUTH AFRICA	5,413	0.1
SPAIN	127,332	1.0
SWEDEN	90,919	0.7
SWITZERLAND	497,715	3.9
TAIWAN	57,142	0.5
THAILAND	24,767	0.2
UNITED ARAB EMIRATES	1,824	0.0
UNITED KINGDOM	1,204,233	9.5

TOTAL FOREIGN	5,946,762	47.0

TOTAL PORTFOLIO	$12,643,299	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.9%

AGRICULTURAL SERVICES - 0.0%
93,257	*	VCA Antech, Inc	$2,309

		TOTAL AGRICULTURAL SERVICES	2,309

AMUSEMENT AND RECREATION SERVICES - 0.6%
59,258	*	Bally Technologies, Inc	1,919
336,741	*	Electronic Arts, Inc	4,849
11,178		International Speedway Corp (Class A)	288
20,944	*	Madison Square Garden, Inc	412
1,702,785		Walt Disney Co	53,638
58,906	*	WMS Industries, Inc	2,312

		TOTAL AMUSEMENT AND RECREATION SERVICES	63,418

APPAREL AND ACCESSORY STORES - 1.3%
72,468		Abercrombie & Fitch Co (Class A)	2,224
295,699	*	Aeropostale, Inc	8,469
55,345		American Eagle Outfitters, Inc	650
186,541		Chico’s FAS, Inc	1,843
957,529		Gap, Inc	18,634
57,369	*	J Crew Group, Inc	2,112
602,034	*	Kohl’s Corp	28,597
575,028		Limited Brands, Inc	12,691
483,501		Nordstrom, Inc	15,564
252,552		Ross Stores, Inc	13,458
814,228		TJX Companies, Inc	34,157
130,982	*	Urban Outfitters, Inc	4,504

		TOTAL APPAREL AND ACCESSORY STORES	142,903

APPAREL AND OTHER TEXTILE PRODUCTS - 0.6%
295,785		Guess ?, Inc	9,240
107,239	*	Hanesbrands, Inc	2,580
386,681		Nike, Inc (Class B)	26,120
60,655		Phillips-Van Heusen Corp	2,807
346,842		Polo Ralph Lauren Corp (Class A)	25,306

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	66,053

AUTO REPAIR, SERVICES AND PARKING - 0.1%
177,850	*	Hertz Global Holdings, Inc	1,682
117,560		Ryder System, Inc	4,729

		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,411

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
97,148		Advance Auto Parts	4,875

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

23,860	*	Autonation, Inc	$465
29,890	*	Autozone, Inc	5,775
239,226	*	Carmax, Inc	4,761
74,220	*	Copart, Inc	2,658
150,506	*	O’Reilly Automotive, Inc	7,158

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	25,692

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.0%
142,334		Fastenal Co	7,144
1,817,073		Home Depot, Inc	51,005
2,601,112		Lowe’s Cos, Inc	53,115

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	111,264

BUSINESS SERVICES - 12.9%
43,886		Aaron Rents, Inc	749
150,899		Activision Blizzard, Inc	1,583
1,881,118	*	Adobe Systems, Inc	49,718
395,557	*	Akamai Technologies, Inc	16,048
214,755	*	Alliance Data Systems Corp	12,782
326,418	*	Amadeus IT Holding S.A.	5,189
418,884	*	Amdocs Ltd	11,247
95,303	*	Ansys, Inc	3,866
1,380,323	*	Autodesk, Inc	33,625
540,577		Automatic Data Processing, Inc	21,764
485,193	*	BMC Software, Inc	16,802
337,821		CA, Inc	6,216
282,255	*	Cadence Design Systems, Inc	1,634
74,723	*	Cerner Corp	5,671
200,659	*	Citrix Systems, Inc	8,474
323,138	*	Cognizant Technology Solutions Corp (Class A)	16,176
136,920	*	Compuware Corp	1,093
103,699		DST Systems, Inc	3,748
1,747,021	*	eBay, Inc	34,259
326,662		Expedia, Inc	6,135
86,772	*	F5 Networks, Inc	5,950
50,101		Factset Research Systems, Inc	3,356
183,963		Fidelity National Information Services, Inc	4,934
109,435	*	Fiserv, Inc	4,997
78,446	*	Gartner, Inc	1,824
620,187	*	Google, Inc (Class A)	275,952
51,885	*	IHS, Inc (Class A)	3,031
98,695	*	Informatica Corp	2,357
36,907		Interactive Data Corp	1,232
525,926	*	Interpublic Group of Cos, Inc	3,750
2,641,870	*	Intuit, Inc	91,858
200,804		Iron Mountain, Inc	4,510
1,863,542	*	Juniper Networks, Inc	42,526
12,926	*	Lamar Advertising Co (Class A)	317
48,283		Manpower, Inc	2,085
145,358		Mastercard, Inc (Class A)	29,002
172,298	*	McAfee, Inc	5,293
12,854,068		Microsoft Corp	295,772

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

70,356	*	Monster Worldwide, Inc	$820
219,472		Moody’s Corp	4,372
174,336	*	NCR Corp	2,113
44,178	*	NetFlix, Inc	4,800
864,606	*	Nuance Communications, Inc	12,926
1,580,551		Omnicom Group, Inc	54,212
5,471,234		Oracle Corp	117,413
203,886	*	Red Hat, Inc	5,900
162,755		Robert Half International, Inc	3,833
347,122	*	Salesforce.com, Inc	29,790
32,431	*	SXC Health Solutions Corp	2,376
92,760	*	Sybase, Inc	5,998
1,130,383	*	Symantec Corp	15,690
15,348	*	Synopsys, Inc	320
196,072	*	VeriSign, Inc	5,206
717,725		Visa, Inc (Class A)	50,779
186,804	*	VMware, Inc (Class A)	11,692
58,100	*	WebMD Health Corp (Class A)	2,698
2,955,532	*	Yahoo!, Inc	40,875

		TOTAL BUSINESS SERVICES	1,407,338

CHEMICALS AND ALLIED PRODUCTS - 9.0%
1,495,969		Abbott Laboratories	69,981
2,995	*	Abraxis Bioscience, Inc	222
226,788		Air Products & Chemicals, Inc	14,697
98,233		Albemarle Corp	3,901
23,279		Alberto-Culver Co	631
95,902	*	Alexion Pharmaceuticals, Inc	4,909
544,274	*	Amgen, Inc	28,629
175,085		Ashland, Inc	8,127
188,655		Avery Dennison Corp	6,061
1,691,055		Avon Products, Inc	44,813
111,294	*	BioMarin Pharmaceuticals, Inc	2,110
169,083		Celanese Corp (Series A)	4,212
2,256,051	*	Celgene Corp	114,652
228,060		CF Industries Holdings, Inc	14,470
16,998	*	Charles River Laboratories International, Inc	582
76,876		Church & Dwight Co, Inc	4,821
137,726		Clorox Co	8,561
608,376		Colgate-Palmolive Co	47,916
332,050	*	Dendreon Corp	10,735
1,042,225		Dow Chemical Co	24,722
476,391		Du Pont (E.I.) de Nemours & Co	16,478
16,054		Eastman Chemical Co	857
365,851		Ecolab, Inc	16,430
251,425		Eli Lilly & Co	8,423
118,504		Estee Lauder Cos (Class A)	6,604
54,038		FMC Corp	3,103
285,782	*	Forest Laboratories, Inc	7,839
218,235	*	Genzyme Corp	11,080
1,519,462	*	Gilead Sciences, Inc	52,086
178,012	*	Hospira, Inc	10,227

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

572,529	*	Human Genome Sciences, Inc	$12,974
62,116	*	Idexx Laboratories, Inc	3,783
85,508		International Flavors & Fragrances, Inc	3,627
26,409	*	Inverness Medical Innovations, Inc	704
661,773		Johnson & Johnson	39,084
199,362		Lubrizol Corp	16,011
586,186		Monsanto Co	27,094
169,848		Mosaic Co	6,621
1,019,827	*	Mylan Laboratories, Inc	17,378
140,231		Nalco Holding Co	2,869
157,892		Novartis AG.	7,652
560,840		Novartis AG. (ADR)	27,100
346,157		Novo Nordisk A.S. (ADR)	28,046
128,108	*	Pactiv Corp	3,568
199,147		Perrigo Co	11,764
27,613		PPG Industries, Inc	1,668
328,736		Praxair, Inc	24,981
687,572		Procter & Gamble Co	41,241
73,422		RPM International, Inc	1,310
49,318		Scotts Miracle-Gro Co (Class A)	2,190
61,534		Sherwin-Williams Co	4,258
506,253		Shire Ltd	10,385
614,405		Shire plc (ADR)	37,712
121,783		Sigma-Aldrich Corp	6,068
706,146		Teva Pharmaceutical Industries Ltd (ADR)	36,713
51,186	*	United Therapeutics Corp	2,498
168,157	*	Valeant Pharmaceuticals International	8,793
10,738		Valspar Corp	323
214,300	*	Vertex Pharmaceuticals, Inc	7,050
95,926	*	Warner Chilcott plc	2,192
890,419	*	Watson Pharmaceuticals, Inc	36,124

		TOTAL CHEMICALS AND ALLIED PRODUCTS	979,660

COAL MINING - 0.1%
17,259	*	Alpha Natural Resources, Inc	585
123,536		Arch Coal, Inc	2,447
111,433		Consol Energy, Inc	3,762
155,689		Peabody Energy Corp	6,092

		TOTAL COAL MINING	12,886

COMMUNICATIONS - 1.1%
433,549	*	American Tower Corp (Class A)	19,293
86,948		CBS Corp (Class B)	1,124
141,195		CenturyTel, Inc	4,703
121,210	*	Clearwire Corp (Class A)	882
705,885		Comcast Corp (Class A)	12,261
310,428	*	Crown Castle International Corp	11,567
953,105	*	DIRECTV	32,330
47,975	*	Equinix, Inc	3,897
129,510		Frontier Communications Corp	921
89,560		Global Payments, Inc	3,273
282,716	*	IAC/InterActiveCorp	6,211

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

663,187	*	Level 3 Communications, Inc	$723
129,391	*	MetroPCS Communications, Inc	1,060
78,954	*	NeuStar, Inc (Class A)	1,628
141,749	*	NII Holdings, Inc (Class B)	4,610
129,526	*	SBA Communications Corp (Class A)	4,405
2,764,337	*	Sprint Nextel Corp	11,720
225,601		Windstream Corp	2,382

		TOTAL COMMUNICATIONS	122,990

DEPOSITORY INSTITUTIONS - 0.6%
16,501		Bank of Hawaii Corp	798
1,419		Capitol Federal Financial	47
42,487		Hudson City Bancorp, Inc	520
103,683		Northern Trust Corp	4,842
366,300		US Bancorp	8,187
1,429,655		Wells Fargo & Co	36,598
722,172		Western Union Co	10,768

		TOTAL DEPOSITORY INSTITUTIONS	61,760

EATING AND DRINKING PLACES - 1.8%
417,177		Brinker International, Inc	6,032
98,678		Burger King Holdings, Inc	1,662
33,808	*	Chipotle Mexican Grill, Inc (Class A)	4,625
794,491		Darden Restaurants, Inc	30,866
1,155,923		McDonald’s Corp	76,141
800,655		Starbucks Corp	19,456
152,948		Wendy’s/Arby’s Group, Inc (Class A)	612
1,309,973		Yum! Brands, Inc	51,141

		TOTAL EATING AND DRINKING PLACES	190,535

EDUCATIONAL SERVICES - 0.2%
138,469	*	Apollo Group, Inc (Class A)	5,880
72,162	*	Career Education Corp	1,661
69,496		DeVry, Inc	3,648
16,100	*	Education Management Corp	246
37,126	*	ITT Educational Services, Inc	3,082
15,479		Strayer Education, Inc	3,218

		TOTAL EDUCATIONAL SERVICES	17,735

ELECTRIC, GAS, AND SANITARY SERVICES - 0.7%
343,777	*	AES Corp	3,176
174,421	*	Calpine Corp	2,219
148,256		El Paso Corp	1,647
132,700		FPL Group, Inc	6,470
47,308		ITC Holdings Corp	2,503
246,298	*	NRG Energy, Inc	5,224
10,707		Ormat Technologies, Inc	303
316,589		Public Service Enterprise Group, Inc	9,920
546,907		Republic Services, Inc	16,259
93,056	*	Stericycle, Inc	6,103
424,996	*	Waste Connections, Inc	14,828
258,769		Williams Cos, Inc	4,730

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	73,382

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.5%
923,480	*	Advanced Micro Devices, Inc	$6,760
326,779		Altera Corp	8,107
115,284		Ametek, Inc	4,629
186,561		Amphenol Corp (Class A)	7,328
1,390,358		Analog Devices, Inc	38,735
2,056,994	*	Apple Computer, Inc	517,397
75,078	*	Atheros Communications, Inc	2,068
442,557	*	Atmel Corp	2,124
114,157	*	Avago Technologies Ltd	2,404
197,745	*	Avnet, Inc	4,768
201,796		AVX Corp	2,587
833,486		Broadcom Corp (Class A)	27,480
99,536	*	Ciena Corp	1,262
14,254,224	*	Cisco Systems, Inc	303,759
495,629		Cooper Industries plc	21,807
296,468	*	Cree, Inc	17,797
176,115	*	Cypress Semiconductor Corp	1,768
2,131,371	*	Dell, Inc	25,704
57,169	*	Dolby Laboratories, Inc (Class A)	3,584
289,493	*	First Solar, Inc	32,953
35,558	*	Harman International Industries, Inc	1,063
392,135		Harris Corp	16,332
3,610,311		Hewlett-Packard Co	156,255
9,201,859		Intel Corp	178,977
51,154		Intersil Corp (Class A)	619
808,761	*	JDS Uniphase Corp	7,958
61,800		L-3 Communications Holdings, Inc	4,379
45,745		Lincoln Electric Holdings, Inc	2,333
244,056		Linear Technology Corp	6,787
581,580	*	Marvell Technology Group Ltd	9,166
320,704		Maxim Integrated Products, Inc	5,365
101,850	*	MEMC Electronic Materials, Inc	1,006
190,628		Microchip Technology, Inc	5,288
1,325,200	*	Micron Technology, Inc	11,251
232,409		National Semiconductor Corp	3,128
1,333,542	*	NetApp, Inc	49,755
91,619	*	Novellus Systems, Inc	2,323
931,280	*	Nvidia Corp	9,508
467,944	*	ON Semiconductor Corp	2,985
91,571	*	Polycom, Inc	2,728
123,301	*	QLogic Corp	2,049
2,348,245		Qualcomm, Inc	77,117
115,533	*	Rambus, Inc	2,024
34,627		Regal-Beloit Corp	1,931
506,551	*	SanDisk Corp	21,311
49,308	*	Silicon Laboratories, Inc	2,000
4,174,395	*	Sirius XM Radio, Inc	3,964
189,840	*	Skyworks Solutions, Inc	3,187
40,943	*	Sunpower Corp (Class A)	495

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

6,692		Teleflex, Inc	$363
868,906		Texas Instruments, Inc	20,228
11,816	*	Thomas & Betts Corp	410
80,741	*	Varian Semiconductor Equipment Associates, Inc	2,314
34,247		Whirlpool Corp	3,007
1,326,533		Xilinx, Inc	33,508

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,684,135

ENGINEERING AND MANAGEMENT SERVICES - 1.1%
987,014		Accenture plc	38,148
33,616	*	Aecom Technology Corp	775
158,749	*	Amylin Pharmaceuticals, Inc	2,985
23,989		Core Laboratories NV	3,541
11,562		Fluor Corp	491
69,004	*	Genpact Ltd	1,072
54,320	*	Gen-Probe, Inc	2,467
99,572	*	Hewitt Associates, Inc (Class A)	3,431
749,275	*	Jacobs Engineering Group, Inc	27,304
489,218		KBR, Inc	9,951
196,833	*	McDermott International, Inc	4,263
106,393	*	Myriad Genetics, Inc	1,591
347,286		Paychex, Inc	9,019
69,710	*	Regeneron Pharmaceuticals, Inc	1,556
324,477	*	SAIC, Inc	5,432
348,010	*	Shaw Group, Inc	11,909
6,493		Towers Watson & Co	252

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	124,187

FABRICATED METAL PRODUCTS - 0.6%
34,986	*	Alliant Techsystems, Inc	2,171
127,546		Ball Corp	6,738
173,113	*	Crown Holdings, Inc	4,335
1,186,409		Illinois Tool Works, Inc	48,975
47,744		Parker Hannifin Corp	2,648
55,054		Pentair, Inc	1,773
23,525		Valmont Industries, Inc	1,709

		TOTAL FABRICATED METAL PRODUCTS	68,349

FOOD AND KINDRED PRODUCTS - 3.5%
118,478		Campbell Soup Co	4,245
2,123,884		Coca-Cola Co	106,448
212,631		Coca-Cola Enterprises, Inc	5,499
43,408		ConAgra Foods, Inc	1,012
1,812,083		Dr Pepper Snapple Group, Inc	67,754
30,667		Flowers Foods, Inc	749
868,766		General Mills, Inc	30,859
139,373		H.J. Heinz Co	6,024
61,337	*	Hansen Natural Corp	2,399
99,565		Hershey Co	4,772
298,605		InBev NV	14,357
248,384		Kellogg Co	12,494
70,966		McCormick & Co, Inc	2,694

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

628,436		Mead Johnson Nutrition Co	$31,497
1,442,826		PepsiCo, Inc	87,940
500,374		Sara Lee Corp	7,055

		TOTAL FOOD AND KINDRED PRODUCTS	385,798

FOOD STORES - 0.1%
39,482		Kroger Co	777
32,495	*	Panera Bread Co (Class A)	2,447
149,684	*	Whole Foods Market, Inc	5,392

		TOTAL FOOD STORES	8,616

FORESTRY - 0.0%
26,969		Rayonier, Inc	1,187

		TOTAL FORESTRY	1,187

FURNITURE AND FIXTURES - 0.2%
57,244		Hill-Rom Holdings, Inc	1,742
83,407	*	Kinetic Concepts, Inc	3,045
386,113		Leggett & Platt, Inc	7,745
118,054		Masco Corp	1,270
77,770	*	Tempur-Pedic International, Inc	2,391

		TOTAL FURNITURE AND FIXTURES	16,193

FURNITURE AND HOME FURNISHINGS STORES - 0.4%
860,515	*	Bed Bath & Beyond, Inc	31,908
261,000		RadioShack Corp	5,092
102,896		Williams-Sonoma, Inc	2,554

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	39,554

GENERAL BUILDING CONTRACTORS - 0.0%
6,623	*	NVR, Inc	4,338

		TOTAL GENERAL BUILDING CONTRACTORS	4,338

GENERAL MERCHANDISE STORES - 2.2%
157,328	*	Big Lots, Inc	5,049
4,731	*	BJ’s Wholesale Club, Inc	175
473,363		Costco Wholesale Corp	25,954
1,442,740	*	Dollar General Corp	39,747
145,208		Family Dollar Stores, Inc	5,473
82,239		JC Penney Co, Inc	1,766
601,629		Macy’s, Inc	10,769
1,394,905		Target Corp	68,588
1,816,178		Wal-Mart Stores, Inc	87,305

		TOTAL GENERAL MERCHANDISE STORES	244,826

HEALTH SERVICES - 2.0%
512,572		AmerisourceBergen Corp	16,275
12,567	*	Brookdale Senior Living, Inc	189
67,295	*	Community Health Systems, Inc	2,275
70,407	*	Covance, Inc	3,613
113,615	*	DaVita, Inc	7,094

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,926,860	*	Express Scripts, Inc	$90,601
716,030	*	Health Management Associates, Inc (Class A)	5,564
112,156	*	Laboratory Corp of America Holdings	8,451
480,640	*	Lincare Holdings, Inc	15,626
399,669		McKesson Corp	26,842
576,652	*	Medco Health Solutions, Inc	31,762
12,700		Omnicare, Inc	301
45,738	*	Pediatrix Medical Group, Inc	2,543
114,862		Pharmaceutical Product Development, Inc	2,919
138,686		Quest Diagnostics, Inc	6,902
365,705	*	Tenet Healthcare Corp	1,587
7,338		Universal Health Services, Inc (Class B)	280

		TOTAL HEALTH SERVICES	222,824

HOLDING AND OTHER INVESTMENT OFFICES - 1.6%
46,099	*	Affiliated Managers Group, Inc	2,801
15,856		AMB Property Corp	376
61,870		Apartment Investment & Management Co (Class A)	1,198
79,517		Digital Realty Trust, Inc	4,587
13		Duke Realty Corp	0	^
19,084		Equity Residential	795
12,532		Essex Property Trust, Inc	1,222
39,436		Federal Realty Investment Trust	2,771
217,447	b	General Growth Properties, Inc	2,883
2,420,750		iShares Russell 1000 Growth Index Fund	110,968
72,067		Plum Creek Timber Co, Inc	2,488
31,478		Prologis	319
137,060		Public Storage, Inc	12,049
288,630		Simon Property Group, Inc	23,307
11,482		UDR, Inc	220
44,365		Ventas, Inc	2,083
15,483		Vornado Realty Trust	1,129
69,208	*	WABCO Holdings, Inc	2,179

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	171,375

HOTELS AND OTHER LODGING PLACES - 0.8%
4,633		Choice Hotels International, Inc	140
763,441	*	Las Vegas Sands Corp	16,903
291,611		Marriott International, Inc (Class A)	8,731
48,684	*	MGM Mirage	469
826,931	*	Orient-Express Hotels Ltd (Class A)	6,119
1,053,796		Starwood Hotels & Resorts Worldwide, Inc	43,658
328,700		Wyndham Worldwide Corp	6,620
516,800	*	Wynn Macau Ltd	843
81,051		Wynn Resorts Ltd	6,182

		TOTAL HOTELS AND OTHER LODGING PLACES	89,665

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.1%
834,628		3M Co	65,927
1,443,359		Applied Materials, Inc	17,349
80,787		Bucyrus International, Inc (Class A)	3,833
5,375		Carlisle Cos, Inc	194

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

674,960		Caterpillar, Inc	$40,545
308,769		Cummins, Inc	20,110
967,070		Deere & Co	53,846
15,278		Diebold, Inc	416
85,672		Donaldson Co, Inc	3,654
259,025		Dover Corp	10,825
82,149	*	Dresser-Rand Group, Inc	2,592
46,206		Eaton Corp	3,024
2,208,745	*	EMC Corp	40,421
2,397,942		Emerson Electric Co	104,765
51,215		Flowserve Corp	4,343
132,070	*	FMC Technologies, Inc	6,955
53,251		Gardner Denver, Inc	2,374
2,661,322		General Electric Co	38,376
65,117		Graco, Inc	1,836
72,036		IDEX Corp	2,058
2,043,905		International Business Machines Corp	252,382
732,000		International Game Technology	11,492
178,603		ITT Industries, Inc	8,023
136,797		Jabil Circuit, Inc	1,819
2,575,650		Johnson Controls, Inc	69,208
375,491		Joy Global, Inc	18,808
65,651		Kennametal, Inc	1,670
295,761	*	Lam Research Corp	11,257
50,458		Lennox International, Inc	2,098
141,085		Manitowoc Co, Inc	1,290
88,024	*	Micros Systems, Inc	2,805
157,250		Northrop Grumman Corp	8,561
125,680		Pall Corp	4,320
155,200		Pitney Bowes, Inc	3,408
239,214		Raytheon Co	11,576
726,913	*	Seagate Technology, Inc	9,479
10,449		SPX Corp	552
178,553	*	Teradata Corp	5,442
151,289		Textron, Inc	2,567
68,427		Timken Co	1,778
91,196		Toro Co	4,480
78,933		Tyco International Ltd	2,781
132,696	*	Varian Medical Systems, Inc	6,937
194,764	*	Western Digital Corp	5,874
1,090,039		Xerox Corp	8,764
38,631	*	Zebra Technologies Corp (Class A)	980

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	881,794

INSTRUMENTS AND RELATED PRODUCTS - 6.4%
1,203,909	*	Agilent Technologies, Inc	34,227
74,245		Alcon, Inc	11,002
910,328		Allergan, Inc	53,036
102,196		Bard (C.R.), Inc	7,923
756,163		Baxter International, Inc	30,730
250,734		Becton Dickinson & Co	16,955
41,260	*	CareFusion Corp	937

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

9,060		Cooper Cos, Inc	$360
538,388		Covidien plc	21,632
2,197,910		Danaher Corp	81,586
157,539		Dentsply International, Inc	4,712
587,158	*	Edwards Lifesciences Corp	32,893
166,669	*	Flir Systems, Inc	4,848
56,530	*	Fossil, Inc	1,962
7,368		Garmin Ltd	215
62,083		Hillenbrand, Inc	1,328
499,138	*	Illumina, Inc	21,727
162,170	*	Intuitive Surgical, Inc	51,184
40,525	*	Itron, Inc	2,505
8,572		Kla-Tencor Corp	239
1,335,484	*	Life Technologies Corp	63,102
1,416,791		Medtronic, Inc	51,387
36,513	*	Mettler-Toledo International, Inc	4,076
61,234	*	Millipore Corp	6,531
62,036		National Instruments Corp	1,972
56,467		PerkinElmer, Inc	1,167
83,944	*	Resmed, Inc	5,105
153,182		Rockwell Automation, Inc	7,520
445,347		Rockwell Collins, Inc	23,661
585,442		Roper Industries, Inc	32,761
808,906	*	Sensata Technologies Holding BV	12,934
351,194	*	St. Jude Medical, Inc	12,675
338,411		Stryker Corp	16,941
39,780		Techne Corp	2,285
680,129	*	Teradyne, Inc	6,631
1,026,522	*	Thermo Electron Corp	50,352
61,627	*	Thoratec Corp	2,633
131,714	*	Trimble Navigation Ltd	3,688
66,900	*	Veeco Instruments, Inc	2,293
99,849	*	Waters Corp	6,460

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	694,175

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
28,640		Arthur J. Gallagher & Co	698
68,928		Brown & Brown, Inc	1,319
39,855		Hartford Financial Services Group, Inc	882
531,658		Marsh & McLennan Cos, Inc	11,989
111,033	*	Verisk Analytics, Inc	3,320

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	18,208

INSURANCE CARRIERS - 1.5%
264,502		ACE Ltd	13,617
182,900		Aetna, Inc	4,825
1,439,891		Aflac, Inc	61,439
3,298	*	Arch Capital Group Ltd	246
390,288		Axis Capital Holdings Ltd	11,599
317,349		Cigna Corp	9,857
5,361		Endurance Specialty Holdings Ltd	201
23,031		Erie Indemnity Co (Class A)	1,048

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

98,291	*	Genworth Financial, Inc (Class A)	$1,285
87,700	*	Humana, Inc	4,005
198,073		Metlife, Inc	7,479
90,413		PartnerRe Ltd	6,342
192,441		Principal Financial Group	4,511
199,199		Prudential Financial, Inc	10,689
60,139		Travelers Cos, Inc	2,962
398,773		UnitedHealth Group, Inc	11,325
9,581		Validus Holdings Ltd	234
225,008	*	WellPoint, Inc	11,010

		TOTAL INSURANCE CARRIERS	162,674

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
14,997	*	Corrections Corp of America	286

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	286

LEATHER AND LEATHER PRODUCTS - 0.5%
1,358,852		Coach, Inc	49,666

		TOTAL LEATHER AND LEATHER PRODUCTS	49,666

LEGAL SERVICES - 0.0%
40,750	*	FTI Consulting, Inc	1,776

		TOTAL LEGAL SERVICES	1,776

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
31,463	*	Emergency Medical Services Corp (Class A)	1,543

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,543

METAL MINING - 1.0%
267,509	*	Anglo American plc	9,322
165,212		Barrick Gold Corp	7,502
145,470		Cleveland-Cliffs, Inc	6,860
281,875		Companhia Vale do Rio Doce (ADR)	6,864
660,991		Freeport-McMoRan Copper & Gold, Inc (Class B)	39,085
511,109		Newmont Mining Corp	31,556
10,633		Royal Gold, Inc	510
181,779		Southern Copper Corp (NY)	4,824

		TOTAL METAL MINING	106,523

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.6%
2,269	*	Armstrong World Industries, Inc	68
977,735		Hasbro, Inc	40,185
374,338		Jarden Corp	10,059
528,487		Mattel, Inc	11,183

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	61,495

MISCELLANEOUS RETAIL - 1.8%
899,062	*	Amazon.com, Inc	98,231
372,117		Best Buy Co, Inc	12,600
162,240		CVS Corp	4,757
95,230	*	Dick’s Sporting Goods, Inc	2,370

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

263,108	*	Dollar Tree, Inc	$10,953
295,100	*	Hypermarcas S.A.	3,790
4,208	*	KAR Auction Services, Inc	52
46,405		MSC Industrial Direct Co (Class A)	2,351
32,342	*	Office Depot, Inc	131
127,224		Petsmart, Inc	3,838
50,984	*	Priceline.com, Inc	9,000
784,385		Staples, Inc	14,943
134,600		Tiffany & Co	5,103
957,781		Walgreen Co	25,572

		TOTAL MISCELLANEOUS RETAIL	193,691

MOTION PICTURES - 0.8%
1,177,863	*	Discovery Communications, Inc (Class A)	42,062
79,700	*	DreamWorks Animation SKG, Inc (Class A)	2,276
513,212		News Corp (Class A)	6,138
20,191		Regal Entertainment Group (Class A)	263
109,406	*	Rovi Corp	4,147
96,209		Scripps Networks Interactive (Class A)	3,881
543,826		Time Warner, Inc	15,722
164,062	*	tw telecom inc (Class A)	2,737
128,534		Viacom, Inc (Class B)	4,032

		TOTAL MOTION PICTURES	81,258

NONDEPOSITORY INSTITUTIONS - 0.7%
1,401,325		American Express Co	55,632
362,073		Capital One Financial Corp	14,592
139,687	*	GLG Partners, Inc	612
105,264		Lender Processing Services, Inc	3,296

		TOTAL NONDEPOSITORY INSTITUTIONS	74,132

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
34,727		Compass Minerals International, Inc	2,441

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	2,441

OIL AND GAS EXTRACTION - 4.4%
259,967		Apache Corp	21,887
61,535		Atlas America, Inc	1,666
12,230	*	Atwood Oceanics, Inc	312
126,304		Baker Hughes, Inc	5,250
151,479	*	Cameron International Corp	4,926
90,131		Cimarex Energy Co	6,452
1,008,831	*	Concho Resources, Inc	55,819
29,942	*	Continental Resources, Inc	1,336
871,019		Crescent Point Energy Corp	30,404
1,062,209	*	Denbury Resources, Inc	15,551
24,038		Diamond Offshore Drilling, Inc	1,495
272,000		EOG Resources, Inc	26,757
148,913		Equitable Resources, Inc	5,382
157,805		EXCO Resources, Inc	2,306
9,516	*	Exterran Holdings, Inc	246
77,791	*	Forest Oil Corp	2,128

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

972,626		Halliburton Co	$23,878
8,393	*	Mariner Energy, Inc	180
122,266	*	Nabors Industries Ltd	2,154
1,061,484		National Oilwell Varco, Inc	35,103
1,176,564		Occidental Petroleum Corp	90,773
232,009	*	PetroHawk Energy Corp	3,937
621,749		Petroleo Brasileiro S.A. (ADR)	21,338
75,079	*	Pride International, Inc	1,677
7,745	*	Quicksilver Resources, Inc	85
298,763		Range Resources Corp	11,995
15,777	*	Rowan Cos, Inc	346
1,281,681		Schlumberger Ltd	70,928
371,973	*	Southwestern Energy Co	14,373
45,920		St. Mary Land & Exploration Co	1,844
432,500		Tullow Oil plc	6,434
163,536	*	Ultra Petroleum Corp	7,236
320,595	*	Weatherford International Ltd	4,213
3,859	*	Whiting Petroleum Corp	303

		TOTAL OIL AND GAS EXTRACTION	478,714

PAPER AND ALLIED PRODUCTS - 0.3%
362,353		International Paper Co	8,200
352,266		Kimberly-Clark Corp	21,358
21,144		Temple-Inland, Inc	437

		TOTAL PAPER AND ALLIED PRODUCTS	29,995

PERSONAL SERVICES - 0.0%
146,254		H&R Block, Inc	2,295
32,653		Weight Watchers International, Inc	839

		TOTAL PERSONAL SERVICES	3,134

PETROLEUM AND COAL PRODUCTS - 3.6%
114,357		Chevron Corp	7,760
612,462		ConocoPhillips	30,066
5,591,024		Exxon Mobil Corp	319,079
32,429		Holly Corp	862
203,629		Marathon Oil Corp	6,331
23,894		Murphy Oil Corp	1,184
486,504		Suncor Energy, Inc (NY)	14,323
271,490		Walter Industries, Inc	16,520

		TOTAL PETROLEUM AND COAL PRODUCTS	396,125

PRIMARY METAL INDUSTRIES - 0.6%
17,407		AK Steel Holding Corp	207
159,902		Alcoa, Inc	1,609
105,869		Allegheny Technologies, Inc	4,678
47,292		Carpenter Technology Corp	1,553
19,203	*	General Cable Corp	512
18,124	*	Gerdau Ameristeel Corp	198
25,908		Hubbell, Inc (Class B)	1,028
145,315		Nucor Corp	5,563
405,929		Precision Castparts Corp	41,778

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

8,600		Reliance Steel & Aluminum Co	$311
5,112		Schnitzer Steel Industries, Inc (Class A)	200
91,705	*	Titanium Metals Corp	1,613
28,940		United States Steel Corp	1,116
42,496		Vallourec	7,327

		TOTAL PRIMARY METAL INDUSTRIES	67,693

PRINTING AND PUBLISHING - 0.2%
55,829		Dun & Bradstreet Corp	3,747
45,056		John Wiley & Sons, Inc (Class A)	1,742
238,347		McGraw-Hill Cos, Inc	6,708
16,481		Meredith Corp	513
118,269	*	MSCI, Inc (Class A)	3,241
142,627		R.R. Donnelley & Sons Co	2,335
129,903		Thomson Corp	4,654
47,001	*	VistaPrint Ltd	2,232

		TOTAL PRINTING AND PUBLISHING	25,172

RAILROAD TRANSPORTATION - 0.5%
330,518		CSX Corp	16,404
63,559	*	Kansas City Southern Industries, Inc	2,310
282,781		Norfolk Southern Corp	15,002
352,981		Union Pacific Corp	24,535

		TOTAL RAILROAD TRANSPORTATION	58,251

REAL ESTATE - 0.1%
305,788	*	CB Richard Ellis Group, Inc (Class A)	4,162
44,894		Jones Lang LaSalle, Inc	2,947
91,635	*	St. Joe Co	2,122

		TOTAL REAL ESTATE	9,231

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
270,627	*	Goodyear Tire & Rubber Co	2,690
635,779		Newell Rubbermaid, Inc	9,308
66,737		Tupperware Corp	2,659

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	14,657

SECURITY AND COMMODITY BROKERS - 1.5%
55,265		Ameriprise Financial, Inc	1,997
62,020		BlackRock, Inc	8,894
129,927		Broadridge Financial Solutions, Inc	2,475
1,057,824		Charles Schwab Corp	15,000
97,174		CME Group, Inc	27,358
128,425		Eaton Vance Corp	3,546
68,560		Federated Investors, Inc (Class B)	1,420
159,725		Franklin Resources, Inc	13,767
35,871		Goldman Sachs Group, Inc	4,709
31,669		Greenhill & Co, Inc	1,936
11,302	*	Interactive Brokers Group, Inc (Class A)	188
79,462	*	IntercontinentalExchange, Inc	8,982
609,227		Invesco Ltd	10,253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

19,751		Janus Capital Group, Inc	$175
98,827		Lazard Ltd (Class A)	2,640
1,386,029		Morgan Stanley	32,169
21,551	*	Morningstar, Inc	916
16,065	*	Nasdaq Stock Market, Inc	286
60,484		NYSE Euronext	1,671
160,749		SEI Investments Co	3,273
281,423		T Rowe Price Group, Inc	12,492
259,459	*	TD Ameritrade Holding Corp	3,970
94,241		Waddell & Reed Financial, Inc (Class A)	2,062

		TOTAL SECURITY AND COMMODITY BROKERS	160,179

SPECIAL TRADE CONTRACTORS - 0.0%
43,833	*	Chicago Bridge & Iron Co NV (ADR)	824

		TOTAL SPECIAL TRADE CONTRACTORS	824

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
1,378,060		Corning, Inc	22,256
47,103		Eagle Materials, Inc	1,221
153,280		Gentex Corp	2,756
48,847		Martin Marietta Materials, Inc	4,143
225,152	*	Owens Corning, Inc	6,734
394,618	*	Owens-Illinois, Inc	10,438
29,791	*	USG Corp	360

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	47,908

TEXTILE MILL PRODUCTS - 0.0%
7,191	*	Mohawk Industries, Inc	329

		TOTAL TEXTILE MILL PRODUCTS	329

TOBACCO PRODUCTS - 1.6%
2,793,353		Altria Group, Inc	55,979
19,043		Fortune Brands, Inc	746
131,268		Lorillard, Inc	9,449
2,442,254		Philip Morris International, Inc	111,952

		TOTAL TOBACCO PRODUCTS	178,126

TRANSPORTATION BY AIR - 0.2%
115,841	*	AMR Corp	785
153,840	*	Continental Airlines, Inc (Class B)	3,384
21,025		Copa Holdings S.A. (Class A)	930
857,774	*	Delta Air Lines, Inc	10,079
106,277		Southwest Airlines Co	1,181
131,554	*	UAL Corp	2,705

		TOTAL TRANSPORTATION BY AIR	19,064

TRANSPORTATION EQUIPMENT - 3.4%
30,320	*	Autoliv, Inc	1,451
1,735,431		Boeing Co	108,899
8,600	*	Federal Mogul Corp (Class A)	112
4,423,633	*	Ford Motor Co	44,590

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

109,836		General Dynamics Corp	$6,432
175,257		Goodrich Corp	11,611
252,903		Harley-Davidson, Inc	5,622
7,215		Harsco Corp	170
1,333,477		Honeywell International, Inc	52,045
14,410	*	Lear Corp	954
439,045		Lockheed Martin Corp	32,709
75,828	*	Navistar International Corp	3,731
94,461	*	Oshkosh Truck Corp	2,943
392,014		Paccar, Inc	15,630
17,196	*	Spirit Aerosystems Holdings, Inc (Class A)	328
35,974		Thor Industries, Inc	854
51,050		TransDigm Group, Inc	2,605
304,573	*	TRW Automotive Holdings Corp	8,397
1,033,218		United Technologies Corp	67,065
8,357		Westinghouse Air Brake Technologies Corp	334

		TOTAL TRANSPORTATION EQUIPMENT	366,482

TRANSPORTATION SERVICES - 0.3%
178,861		CH Robinson Worldwide, Inc	9,955
230,486		Expeditors International Washington, Inc	7,954
217,358		FedEx Corp	15,240
15,559		GATX Corp	415
98,729		UTI Worldwide, Inc	1,222

		TOTAL TRANSPORTATION SERVICES	34,786

TRUCKING AND WAREHOUSING - 1.0%
4,550		Con-way, Inc	137
95,257		J.B. Hunt Transport Services, Inc	3,112
54,882		Landstar System, Inc	2,140
1,744,405		United Parcel Service, Inc (Class B)	99,239

		TOTAL TRUCKING AND WAREHOUSING	104,628

WATER TRANSPORTATION - 0.1%
176,321		Carnival Corp	5,332
44,446		Frontline Ltd	1,268
4,225	*	Kirby Corp	162
226,370	*	Royal Caribbean Cruises Ltd	5,154

		TOTAL WATER TRANSPORTATION	11,916

WHOLESALE TRADE-DURABLE GOODS - 0.2%
16,004	*	Arrow Electronics, Inc	358
120,062	*	BorgWarner, Inc	4,483
21,500	*	Emdeon, Inc	269
10,457	*	Ingram Micro, Inc (Class A)	159
150,516	*	LKQ Corp	2,902
111,917		Patterson Cos, Inc	3,193
72,734		Solera Holdings, Inc	2,633
55,600	*	Talecris Biotherapeutics Holdings Corp	1,173
67,819		W.W. Grainger, Inc	6,745
15,597	*	WESCO International, Inc	525

		TOTAL WHOLESALE TRADE-DURABLE GOODS	22,440

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
89,649		Airgas, Inc	$5,576
69,257		Allscripts Healthcare Solutions, Inc	1,115
83,228		Brown-Forman Corp (Class B)	4,763
130,219		Cardinal Health, Inc	4,377
200,628	*	Endo Pharmaceuticals Holdings, Inc	4,378
117,573	*	Green Mountain Coffee Roasters, Inc	3,022
99,640	*	Henry Schein, Inc	5,470
288,636		Herbalife Ltd	13,292
635,674		Sysco Corp	18,161
38,941		Tractor Supply Co	2,374

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	62,528

		TOTAL COMMON STOCKS	10,767,227

		(Cost $10,709,011)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

U.S. TREASURY BILLS - 0.3%
$35,400,000	United States Treasury Bill	08/05/10	35,397

	TOTAL U.S. TREASURY BILLS		35,397

	TOTAL SHORT-TERM INVESTMENTS		35,397

	(Cost $35,397)
	TOTAL INVESTMENTS - 99.2%		10,802,624
	(Cost $10,744,408)

	OTHER ASSETS & LIABILITIES, NET - 0.8%		88,666

	NET ASSETS - 100.0%		$10,891,290

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2010

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$10,330,678	95.6%

TOTAL DOMESTIC	10,330,678	95.6

FOREIGN
BELGIUM	14,357	0.1
BERMUDA	3,734	0.0
BRAZIL	31,992	0.3
CANADA	56,884	0.5
DENMARK	28,046	0.3
FRANCE	7,327	0.1
GUERNSEY, C.I.	11,247	0.1
IRELAND	86,246	0.8
ISRAEL	36,712	0.3
MACAU	843	0.0
MEXICO	4,824	0.0
NETHERLANDS	17,300	0.2
PANAMA	930	0.0
SINGAPORE	2,404	0.0
SPAIN	5,189	0.1
SWEDEN	1,451	0.0
SWITZERLAND	146,705	1.4
UNITED KINGDOM	15,755	0.2

TOTAL FOREIGN	471,946	4.4

TOTAL PORTFOLIO	$10,802,624	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.0%

AGRICULTURAL PRODUCTION-CROPS - 0.0%
31,603	*	Chiquita Brands International, Inc	$384
2,482		Griffin Land & Nurseries, Inc (Class A)	63
6,464		Limoneira Co	141

		TOTAL AGRICULTURAL PRODUCTION-CROPS	588

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
10,929		Cal-Maine Foods, Inc	349
37,600	*	Pilgrim’s Pride Corp	247
269		Seaboard Corp	406

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,002

AGRICULTURAL SERVICES - 0.0%
8,402	*	Cadiz, Inc	101
7,129		Calavo Growers, Inc	128
66,310	*	VCA Antech, Inc	1,642

		TOTAL AGRICULTURAL SERVICES	1,871

AMUSEMENT AND RECREATION SERVICES - 0.6%
42,474	*	Bally Technologies, Inc	1,376
7,929		Churchill Downs, Inc	260
254,341	*	Electronic Arts, Inc	3,663
24,089		International Speedway Corp (Class A)	621
31,445	*	Life Time Fitness, Inc	1,000
108,249	*	Live Nation, Inc	1,131
45,616	*	Madison Square Garden, Inc	897
20,438	*	Multimedia Games, Inc	92
51,327	*	Penn National Gaming, Inc	1,186
48,180	*	Pinnacle Entertainment, Inc	456
9,984		Speedway Motorsports, Inc	135
1,500,015		Walt Disney Co	47,251
39,735	*	Warner Music Group Corp	193
3,997	*	Westwood One, Inc	39
43,711	*	WMS Industries, Inc	1,715
18,692		World Wrestling Entertainment, Inc (Class A)	291

		TOTAL AMUSEMENT AND RECREATION SERVICES	60,306

APPAREL AND ACCESSORY STORES - 0.8%
68,065		Abercrombie & Fitch Co (Class A)	2,089
69,257	*	Aeropostale, Inc	1,984
42,094	*	American Apparel, Inc	77
157,722		American Eagle Outfitters, Inc	1,853
42,913	*	AnnTaylor Stores Corp	698
23,033		Bebe Stores, Inc	147

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,106		Brown Shoe Co, Inc	$487
19,480		Buckle, Inc	632
43,671	*	Carter’s, Inc	1,146
32,976	*	Casual Male Retail Group, Inc	113
21,208		Cato Corp (Class A)	467
84,814	*	Charming Shoppes, Inc	318
136,751		Chico’s FAS, Inc	1,351
20,820	*	Children’s Place Retail Stores, Inc	916
27,159		Christopher & Banks Corp	168
12,866	*	Citi Trends, Inc	424
48,995	*	Collective Brands, Inc	774
3,762	*	Destination Maternity Corp	95
45,763	*	Dress Barn, Inc	1,090
12,248	*	DSW, Inc (Class A)	275
12,097	*	Express Parent LLC	198
39,004		Finish Line, Inc (Class A)	543
119,112		Foot Locker, Inc	1,503
350,261		Gap, Inc	6,816
36,184		Hot Topic, Inc	184
41,094	*	J Crew Group, Inc	1,513
13,243	*	JOS A Bank Clothiers, Inc	715
235,033	*	Kohl’s Corp	11,165
206,045		Limited Brands, Inc	4,547
15,006	*	New York & Co, Inc	34
129,477		Nordstrom, Inc	4,168
60,325	*	Pacific Sunwear Of California, Inc	193
94,342		Ross Stores, Inc	5,027
11,225	*	Rue21, Inc	341
5,056	*	Shoe Carnival, Inc	104
30,798		Stage Stores, Inc	329
54,244	*	Talbots, Inc	559
312,597		TJX Companies, Inc	13,114
25,584	*	Under Armour, Inc (Class A)	848
93,986	*	Urban Outfitters, Inc	3,232
73,584	*	Wet Seal, Inc (Class A)	269

		TOTAL APPAREL AND ACCESSORY STORES	70,506

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
9,339		Columbia Sportswear Co	436
13,268	*	G-III Apparel Group Ltd	304
47,951		Guess ?, Inc	1,498
22,405	*	Gymboree Corp	957
73,677	*	Hanesbrands, Inc	1,773
31,304	*	Joe’s Jeans, Inc	62
66,643		Jones Apparel Group, Inc	1,056
61,314	*	Liz Claiborne, Inc	259
17,427	*	Maidenform Brands, Inc	355
275,639		Nike, Inc (Class B)	18,619
43,642		Phillips-Van Heusen Corp	2,019
43,171		Polo Ralph Lauren Corp (Class A)	3,150
87,127	*	Quiksilver, Inc	322
19,300	*	True Religion Apparel, Inc	426

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

67,904		VF Corp	$4,833
32,732	*	Warnaco Group, Inc	1,183

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	37,252

AUTO REPAIR, SERVICES AND PARKING - 0.0%
6,973	*	Amerco, Inc	384
22,195	*	Dollar Thrifty Automotive Group, Inc	946
147,470	*	Hertz Global Holdings, Inc	1,395
10,010	*	Midas, Inc	77
15,054		Monro Muffler, Inc	595
40,976		Ryder System, Inc	1,648
12,140	*	Standard Parking Corp	192
31,100	*	Wright Express Corp	924

		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,161

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
66,226		Advance Auto Parts	3,323
6,968	*	America’s Car-Mart, Inc	158
26,314	*	Asbury Automotive Group, Inc	277
55,689	*	Autonation, Inc	1,086
21,483	*	Autozone, Inc	4,151
173,107	*	Carmax, Inc	3,445
55,676	*	Copart, Inc	1,994
20,412		Lithia Motors, Inc (Class A)	126
16,477	*	MarineMax, Inc	114
106,456	*	O’Reilly Automotive, Inc	5,063
30,900	*	Penske Auto Group, Inc	351
21,664	*	Rush Enterprises, Inc (Class A)	289
27,187	*	Sonic Automotive, Inc (Class A)	233
9,604	*	US Auto Parts Network, Inc	58

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	20,668

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.8%
22,099	*	Builders FirstSource, Inc	53
102,129		Fastenal Co	5,126
1,296,791		Home Depot, Inc	36,401
1,105,080		Lowe’s Cos, Inc	22,566
16,815	*	Lumber Liquidators, Inc	392

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	64,538

BUSINESS SERVICES - 7.2%
10,702	*	3D Systems Corp	134
56,057		Aaron Rents, Inc	957
37,566		ABM Industries, Inc	787
24,912	*	Acacia Research (Acacia Technologies)	354
27,282	*	ACI Worldwide, Inc	531
400,384		Activision Blizzard, Inc	4,200
40,528	*	Actuate Corp	180
52,067	*	Acxiom Corp	765
16,355		Administaff, Inc	395
402,989	*	Adobe Systems, Inc	10,651
12,368	*	Advent Software, Inc	581

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,824		Aircastle Ltd	$313
130,749	*	Akamai Technologies, Inc	5,304
41,169	*	Alliance Data Systems Corp	2,450
156,380	*	Amdocs Ltd	4,199
26,021	*	American Reprographics Co	227
15,720	*	American Software, Inc (Class A)	73
23,326	*	AMN Healthcare Services, Inc	174
14,356	*	Ancestry.com, Inc	253
70,574	*	Ansys, Inc	2,863
20,202	*	APAC Customer Services, Inc	115
20,466		Arbitron, Inc	525
19,064	*	ArcSight, Inc	427
68,046	*	Ariba, Inc	1,084
123,012	*	Art Technology Group, Inc	421
47,691	*	Aspen Technology, Inc	519
11,658	*	Asset Acceptance Capital Corp	48
25,682	*	athenahealth, Inc	671
177,236	*	Autodesk, Inc	4,317
385,271		Automatic Data Processing, Inc	15,512
79,295	*	Avis Budget Group, Inc	779
6,166		Barrett Business Services, Inc	76
36,447		BGC Partners, Inc (Class A)	186
35,258		Blackbaud, Inc	768
27,255	*	Blackboard, Inc	1,017
32,159	*	Blue Coat Systems, Inc	657
137,695	*	BMC Software, Inc	4,768
19,249	*	Bottomline Technologies, Inc	251
80,973	*	BPZ Energy, Inc	336
37,869		Brady Corp (Class A)	944
34,810		Brink’s Co	662
295,845		CA, Inc	5,444
23,036	*	CACI International, Inc (Class A)	979
201,713	*	Cadence Design Systems, Inc	1,168
9,868	*	CAI International, Inc	117
12,593	*	Capella Education Co	1,024
34,263	*	Cavium Networks, Inc	897
41,673	*	CBIZ, Inc	265
77,860	*	CDC Corp	162
52,598	*	Cerner Corp	3,992
52,926	*	Ciber, Inc	147
141,433	*	Citrix Systems, Inc	5,973
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	243
7,443	*	Clinical Data, Inc	93
35,274	*	Cogent Communications Group, Inc	267
36,167	*	Cogent, Inc	326
32,766		Cognex Corp	576
230,950	*	Cognizant Technology Solutions Corp (Class A)	11,561
33,451	*	Commvault Systems, Inc	753
25,550		Compass Diversified Trust	343
15,742	*	Compellent Technologies, Inc	191
9,637		Computer Programs & Systems, Inc	394
117,163		Computer Sciences Corp	5,302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,045	*	Computer Task Group, Inc	$71
176,651	*	Compuware Corp	1,410
31,023	*	Concur Technologies, Inc	1,324
21,930	*	Constant Contact, Inc	468
76,174	*	Convergys Corp	747
14,866	*	CoStar Group, Inc	577
28,626	*	CSG Systems International, Inc	525
55,466	*	Cybersource Corp	1,416
30,663	*	DealerTrack Holdings, Inc	504
13,498	*	Deltek, Inc	113
37,676		Deluxe Corp	706
11,372	*	Dice Holdings, Inc	79
29,296	*	Digital River, Inc	700
24,156	*	DivX, Inc	185
5,437	*	DMRC Corp	102
12,741	*	Double-Take Software, Inc	134
27,367		DST Systems, Inc	989
7,198	*	DynaVox, Inc	115
12,001	*	DynCorp International, Inc (Class A)	210
82,942		Earthlink, Inc	660
880,832	*	eBay, Inc	17,273
19,973	*	Ebix, Inc	313
24,998	*	Echelon Corp	183
42,934	*	Eclipsys Corp	766
11,677		Electro Rent Corp	149
39,428	*	Electronics for Imaging, Inc	384
42,487	*	Epicor Software Corp	339
25,591	*	EPIQ Systems, Inc	331
97,566		Equifax, Inc	2,738
13,663	*	ExlService Holdings, Inc	235
158,241		Expedia, Inc	2,972
62,165	*	F5 Networks, Inc	4,263
35,065		Factset Research Systems, Inc	2,349
36,812		Fair Isaac Corp	802
22,225	*	FalconStor Software, Inc	59
255,874		Fidelity National Information Services, Inc	6,863
115,963	*	Fiserv, Inc	5,295
11,266	*	Forrester Research, Inc	341
56,282	*	Gartner, Inc	1,309
19,206	*	Gerber Scientific, Inc	103
38,913	*	Global Cash Access, Inc	281
12,411	*	Global Sources Ltd	97
186,639	*	Google, Inc (Class A)	83,044
9,927	*	Guidance Software, Inc	52
21,180	*	H&E Equipment Services, Inc	159
30,102	*	Hackett Group, Inc	85
33,142		Healthcare Services Group	628
28,656		Heartland Payment Systems, Inc	425
7,155	*	HeartWare International, Inc	501
14,300		Heidrick & Struggles International, Inc	326
20,307	*	HMS Holdings Corp	1,101
24,166	*	Hudson Highland Group, Inc	106

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,885	*	Hypercom Corp	$162
17,914		iGate Corp	230
37,578	*	IHS, Inc (Class A)	2,195
30,002	*	infoGROUP, Inc	239
70,763	*	Informatica Corp	1,690
23,086	*	Infospace, Inc	174
22,974	*	Innerworkings, Inc	157
11,404	*	Integral Systems, Inc	72
27,175		Interactive Data Corp	907
9,285	*	Interactive Intelligence, Inc	153
34,783	*	Internap Network Services Corp	145
21,159	*	Internet Brands, Inc (Class A)	219
32,107	*	Internet Capital Group, Inc	244
376,254	*	Interpublic Group of Cos, Inc	2,683
214,304	*	Intuit, Inc	7,451
26,076	*	inVentiv Health, Inc	668
141,030		Iron Mountain, Inc	3,168
64,463		Jack Henry & Associates, Inc	1,539
32,026	*	JDA Software Group, Inc	704
402,421	*	Juniper Networks, Inc	9,183
20,372	*	Kelly Services, Inc (Class A)	303
17,839	*	Kenexa Corp	214
10,875		Keynote Systems, Inc	98
21,985	*	Kforce, Inc	280
19,259	*	Knot, Inc	150
34,304	*	Korn/Ferry International	477
43,505	*	Lamar Advertising Co (Class A)	1,067
107,171	*	Lawson Software, Inc	782
21,868	*	Limelight Networks, Inc	96
44,720	*	Lionbridge Technologies	204
10,323	*	Liquidity Services, Inc	134
31,275	*	Liveperson, Inc	215
12,916	*	Local.com Corp	88
11,477	*	LogMeIn, Inc	301
40,409	*	Magma Design Automation, Inc	115
19,563	*	Manhattan Associates, Inc	539
63,464		Manpower, Inc	2,740
15,618	*	Mantech International Corp (Class A)	665
16,386		Marchex, Inc (Class B)	63
6,533	*	Marlin Business Services Corp	79
74,550		Mastercard, Inc (Class A)	14,875
117,643	*	McAfee, Inc	3,614
14,224	*	Medidata Solutions, Inc	220
83,677	*	Mentor Graphics Corp	741
5,866,226		Microsoft Corp	134,981
6,831	*	MicroStrategy, Inc (Class A)	513
33,165	*	ModusLink Global Solutions, Inc	200
62,930	*	MoneyGram International, Inc	154
17,209	*	Monotype Imaging Holdings, Inc	155
95,930	*	Monster Worldwide, Inc	1,118
157,620		Moody’s Corp	3,140
117,341	*	Move, Inc	241

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,188	*	NCI, Inc (Class A)	$162
122,276	*	NCR Corp	1,482
30,779	*	NetFlix, Inc	3,344
21,523	*	Netscout Systems, Inc	306
12,764	*	NetSuite, Inc	161
22,651	*	Network Equipment Technologies, Inc	79
38,877		NIC, Inc	249
263,166	*	Novell, Inc	1,495
177,541	*	Nuance Communications, Inc	2,654
234,585		Omnicom Group, Inc	8,046
25,372	*	On Assignment, Inc	128
14,464	*	Online Resources Corp	60
12,172	*	OpenTable, Inc	505
9,552		Opnet Technologies, Inc	140
2,917,596		Oracle Corp	62,612
90,859	*	Parametric Technology Corp	1,424
14,951	*	PC-Tel, Inc	75
17,237	*	PDF Solutions, Inc	83
7,345	*	PDI, Inc	61
12,459		Pegasystems, Inc	400
20,679	*	Perficient, Inc	184
32,370	*	Phase Forward, Inc	540
13,016	*	Portfolio Recovery Associates, Inc	869
46,371	*	Premiere Global Services, Inc	294
31,258	*	Progress Software Corp	939
14,689	*	PROS Holdings, Inc	95
8,302		QAD, Inc	34
15,188		Quality Systems, Inc	881
47,293	*	Quest Software, Inc	853
7,500	*	QuinStreet, Inc	86
74,873	*	Rackspace Hosting, Inc	1,373
21,037	*	Radiant Systems, Inc	304
15,185	*	Radisys Corp	145
3,854	*	ReachLocal, Inc	50
72,153	*	RealNetworks, Inc	238
145,618	*	Red Hat, Inc	4,214
10,418		Renaissance Learning, Inc	153
50,902	*	Rent-A-Center, Inc	1,031
20,163	*	RightNow Technologies, Inc	316
115,720		Robert Half International, Inc	2,725
33,789		Rollins, Inc	699
8,173	*	Rosetta Stone, Inc	188
34,156	*	RSC Holdings, Inc	211
41,988	*	S1 Corp	252
18,173	*	Saba Software, Inc	94
88,139	*	Salesforce.com, Inc	7,564
79,532		Sapient Corp	806
20,806	*	Smith Micro Software, Inc	198
26,713	*	SolarWinds, Inc	428
45,445	*	SonicWALL, Inc	534
165,491	*	Sonus Networks, Inc	448
51,448		Sotheby’s (Class A)	1,177

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,938	*	Sourcefire, Inc	$398
42,038	*	Spherion Corp	230
31,079	*	SRA International, Inc (Class A)	611
9,888	*	SS&C Technologies Holdings, Inc	159
18,249	*	Stratasys, Inc	448
48,719	*	SuccessFactors, Inc	1,013
32,388	*	SupportSoft, Inc	135
23,594	*	SXC Health Solutions Corp	1,728
67,068	*	Sybase, Inc	4,337
31,978	*	SYKES Enterprises, Inc	455
610,306	*	Symantec Corp	8,471
17,694	*	Synchronoss Technologies, Inc	336
16,588	*	SYNNEX Corp	425
112,101	*	Synopsys, Inc	2,340
9,061		Syntel, Inc	308
54,620		Take-Two Interactive Software, Inc	492
11,400		TAL International Group, Inc	256
30,543	*	Taleo Corp (Class A)	742
5,765	*	TechTarget, Inc	31
26,717	*	TeleTech Holdings, Inc	344
7,088		Textainer Group Holdings Ltd	171
48,928	*	THQ, Inc	211
128,754	*	TIBCO Software, Inc	1,553
13,125	*	Tier Technologies, Inc	80
19,243	*	TNS, Inc	336
127,282		Total System Services, Inc	1,731
25,593	*	TradeStation Group, Inc	173
4,369	*	Travelzoo, Inc	54
37,265	*	TrueBlue, Inc	417
18,282	*	Ultimate Software Group, Inc	601
12,799	*	Unica Corp	123
32,818	*	Unisys Corp	607
61,183		United Online, Inc	352
49,976	*	United Rentals, Inc	466
63,761	*	Valueclick, Inc	682
19,828	*	Vasco Data Security International	122
140,900	*	VeriSign, Inc	3,741
15,178		Viad Corp	268
24,719		VirnetX Holding Corp	146
5,940	*	Virtusa Corp	55
357,555		Visa, Inc (Class A)	25,297
56,475	*	VMware, Inc (Class A)	3,535
11,624	*	Vocus, Inc	178
12,149	*	Volt Information Sciences, Inc	102
60,808	*	Wave Systems Corp	197
42,004	*	WebMD Health Corp (Class A)	1,950
33,540	*	Websense, Inc	634
1,059,859	*	Yahoo!, Inc	14,658

		TOTAL BUSINESS SERVICES	648,231

CHEMICALS AND ALLIED PRODUCTS - 11.0%
1,182,149		Abbott Laboratories	55,302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,487	*	Abraxis Bioscience, Inc	$407
29,951	*	Acorda Therapeutics, Inc	932
6,188	*	Acura Pharmaceuticals, Inc	16
162,470		Air Products & Chemicals, Inc	10,531
17,349	*	Albany Molecular Research, Inc	90
71,187		Albemarle Corp	2,827
63,175		Alberto-Culver Co	1,711
69,087	*	Alexion Pharmaceuticals, Inc	3,537
29,730	*	Alexza Pharmaceuticals, Inc	81
4,887	*	Alimera Sciences, Inc	36
70,988	*	Alkermes, Inc	884
63,430	*	Allos Therapeutics, Inc	389
27,380	*	Alnylam Pharmaceuticals, Inc	411
16,995	*	AMAG Pharmaceuticals, Inc	584
18,079		American Vanguard Corp	143
733,715	*	Amgen, Inc	38,593
17,411		Arch Chemicals, Inc	535
12,961	*	Ardea Biosciences, Inc	266
86,496	*	Arena Pharmaceuticals, Inc	266
31,352	*	Arqule, Inc	135
33,623	*	Array Biopharma, Inc	103
60,252		Ashland, Inc	2,797
33,391	*	Auxilium Pharmaceuticals, Inc	785
68,911	*	AVANIR Pharmaceuticals, Inc	177
6,772	*	AVEO Pharmaceuticals, Inc	48
85,225		Avery Dennison Corp	2,738
59,505	*	AVI BioPharma, Inc	96
327,548		Avon Products, Inc	8,680
21,090		Balchem Corp	527
22,254	*	BioCryst Pharmaceuticals, Inc	132
7,894	*	Biodel, Inc	30
204,216	*	Biogen Idec, Inc	9,690
76,417	*	BioMarin Pharmaceuticals, Inc	1,449
8,360	*	BioMimetic Therapeutics, Inc	93
50,971	*	Biosante Pharmaceuticals, Inc	90
2,885	*	Biospecifics Technologies Corp	57
16,168	*	Biotime, Inc	100
1,317,007		Bristol-Myers Squibb Co	32,846
50,868		Cabot Corp	1,226
17,732	*	Cadence Pharmaceuticals, Inc	124
45,612	*	Calgon Carbon Corp	604
20,927	*	Cambrex Corp	66
5,883	*	Caraco Pharmaceutical Laboratories Ltd	28
120,746		Celanese Corp (Series A)	3,008
353,042	*	Celgene Corp	17,942
24,391	*	Celldex Therapeutics, Inc	111
56,502	*	Cephalon, Inc	3,206
53,560		CF Industries Holdings, Inc	3,398
50,891	*	Charles River Laboratories International, Inc	1,741
14,400	*	Chelsea Therapeutics International, Inc	42
17,449	*	China Aoxing Pharmaceutical Co, Inc	57
53,334		Church & Dwight Co, Inc	3,345

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

107,310		Clorox Co	$6,670
4,625	*	Codexis, Inc	41
375,632		Colgate-Palmolive Co	29,585
51,595	*	Combinatorx, Inc	75
7,338	*	Compound partnering business	75
19,348	*	Corcept Therapeutics, Inc	60
5,072	*	Cornerstone Therapeutics, Inc	30
45,663	*	Cubist Pharmaceuticals, Inc	941
9,817	*	Cumberland Pharmaceuticals, Inc	63
47,886	*	Curis, Inc	67
35,559	*	Cypress Bioscience, Inc	82
38,318		Cytec Industries, Inc	1,532
33,643	*	Cytokinetics, Inc	80
30,280	*	Cytori Therapeutics, Inc	105
80,922	*	Cytrx	62
104,511	*	Dendreon Corp	3,379
884,472		Dow Chemical Co	20,980
693,953		Du Pont (E.I.) de Nemours & Co	24,004
50,131	*	Durect Corp	122
55,178	*	Dynavax Technologies Corp	103
55,878		Eastman Chemical Co	2,982
178,172		Ecolab, Inc	8,002
778,987		Eli Lilly & Co	26,096
17,426	*	Elizabeth Arden, Inc	253
12,093	*	Emergent Biosolutions, Inc	198
43,349	*	Enzon Pharmaceuticals, Inc	462
85,023		Estee Lauder Cos (Class A)	4,738
13,986	*	Eurand NV	136
11,623		Female Health Co	60
66,070	*	Ferro Corp	487
56,112		FMC Corp	3,223
230,182	*	Forest Laboratories, Inc	6,314
204,244	*	Genzyme Corp	10,369
25,535	*	Georgia Gulf Corp	341
88,925	*	Geron Corp	446
681,522	*	Gilead Sciences, Inc	23,363
36,079		H.B. Fuller Co	685
59,871	*	Halozyme Therapeutics, Inc	421
6,809		Hawkins, Inc	164
6,140	*	Hi-Tech Pharmacal Co, Inc	141
126,558	*	Hospira, Inc	7,271
144,582	*	Human Genome Sciences, Inc	3,276
141,592		Huntsman Corp	1,228
27,652	*	Idenix Pharmaceuticals, Inc	138
43,803	*	Idexx Laboratories, Inc	2,668
55,460	*	Immucor, Inc	1,057
54,113	*	Immunogen, Inc	502
46,831	*	Impax Laboratories, Inc	893
36,185	*	Inhibitex, Inc	92
16,427		Innophos Holdings, Inc	428
47,438	*	Inspire Pharmaceuticals, Inc	237
9,091		Inter Parfums, Inc	129

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,010	*	InterMune, Inc	$281
61,427		International Flavors & Fragrances, Inc	2,606
63,072	*	Inverness Medical Innovations, Inc	1,681
12,001	*	Jazz Pharmaceuticals, Inc	94
2,112,354		Johnson & Johnson	124,755
11,905		Kaiser Aluminum Corp	413
39,709	*	Keryx Biopharmaceuticals, Inc	145
190,295	*	King Pharmaceuticals, Inc	1,444
4,800		KMG Chemicals, Inc	69
16,539		Koppers Holdings, Inc	372
14,893	*	Landec Corp	88
7,363	*	Lannett Co, Inc	34
87,765	*	Ligand Pharmaceuticals, Inc (Class B)	128
52,604		Lubrizol Corp	4,225
40,693	*	MannKind Corp	260
10,443	*	MAP Pharmaceuticals, Inc	137
25,699		Martek Biosciences Corp	609
40,166	*	Medicines Co	306
45,638		Medicis Pharmaceutical Corp (Class A)	999
9,661	*	Medifast, Inc	250
28,163	*	Medivation, Inc	249
2,388,154		Merck & Co, Inc	83,515
31,965		Meridian Bioscience, Inc	543
60,776	*	Micromet, Inc	379
14,800		Minerals Technologies, Inc	704
34,069	*	Momenta Pharmaceuticals, Inc	418
417,769		Monsanto Co	19,309
121,899		Mosaic Co	4,752
239,923	*	Mylan Laboratories, Inc	4,088
40,164	*	Nabi Biopharmaceuticals	218
100,113		Nalco Holding Co	2,048
8,950	*	Nanosphere, Inc	39
5,868	*	Nature’s Sunshine Products, Inc	49
42,490	*	NBTY, Inc	1,445
33,107	*	Neuralstem, Inc	83
37,513	*	Neurocrine Biosciences, Inc	210
7,464	*	NeurogesX, Inc	49
7,956		NewMarket Corp	695
4,943		NL Industries, Inc	30
69,550	*	Novavax, Inc	151
45,495	*	NPS Pharmaceuticals, Inc	293
8,067	*	Nutraceutical International Corp	123
15,169	*	Nymox Pharmaceutical Corp	47
12,855	*	Obagi Medical Products, Inc	152
63,038		Olin Corp	1,140
23,303	*	OM Group, Inc	556
13,807	*	Omeros Corp	102
32,453	*	Omnova Solutions, Inc	253
48,332	*	Onyx Pharmaceuticals, Inc	1,043
69,903	*	Opko Health, Inc	158
22,266	*	Optimer Pharmaceuticals, Inc	206
30,922	*	OraSure Technologies, Inc	143

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,670	*	Orexigen Therapeutics, Inc	$99
12,630	*	Osiris Therapeutics, Inc	73
102,451	*	Pactiv Corp	2,853
24,948	*	Pain Therapeutics, Inc	139
26,028	*	Par Pharmaceutical Cos, Inc	676
46,868	*	Parexel International Corp	1,016
84,067		PDL BioPharma, Inc	472
39,629	*	Peregrine Pharmaceuticals, Inc	85
61,547		Perrigo Co	3,636
17,550		PetMed Express, Inc	312
6,177,168		Pfizer, Inc	88,086
28,599	*	Pharmacyclics, Inc	190
22,523	*	Pharmasset, Inc	616
23,814	*	PharMerica Corp	349
67,684	*	PolyOne Corp	570
15,548	*	Pozen, Inc	109
126,907		PPG Industries, Inc	7,666
234,384		Praxair, Inc	17,811
32,300	*	Prestige Brands Holdings, Inc	229
2,205,639		Procter & Gamble Co	132,295
15,641	*	Progenics Pharmaceuticals, Inc	86
45,923	*,m	Questcor Pharmaceuticals, Inc	469
21,781	*	Quidel Corp	276
9,587	*	Revlon, Inc (Class A)	107
40,015	*	Rockwood Holdings, Inc	908
98,223		RPM International, Inc	1,752
43,161	*	Salix Pharmaceuticals Ltd	1,685
40,020	*	Santarus, Inc	99
28,586	*	Sciclone Pharmaceuticals, Inc	76
34,625		Scotts Miracle-Gro Co (Class A)	1,538
64,120	*	Seattle Genetics, Inc	769
38,347		Sensient Technologies Corp	994
69,942		Sherwin-Williams Co	4,839
19,701	*	SIGA Technologies, Inc	152
93,644		Sigma-Aldrich Corp	4,666
93,627	*	Solutia, Inc	1,227
22,720	*	Somaxon Pharmaceuticals, Inc	82
47,540	*	Spectrum Pharmaceuticals, Inc	186
77,753	*	StemCells, Inc	73
5,500		Stepan Co	376
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	22
44,629	*	SuperGen, Inc	90
13,627	*	SurModics, Inc	224
11,524	*	Synta Pharmaceuticals Corp	31
18,344	*	Targacept, Inc	355
6,142	*	Texas Petrochemicals, Inc	102
50,548	*	Theravance, Inc	635
24,222	*	Ulta Salon Cosmetics & Fragrance, Inc	573
32,716	*	Unifi, Inc	125
38,302	*	United Therapeutics Corp	1,870
6,878	*	USANA Health Sciences, Inc	251
93,574	*	USEC, Inc	445

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

43,983	*	Valeant Pharmaceuticals International	$2,300
76,637		Valspar Corp	2,308
26,661	*	Vanda Pharmaceuticals, Inc	176
156,537	*	Vertex Pharmaceuticals, Inc	5,150
44,579	*	Vical, Inc	138
60,661	*	Viropharma, Inc	680
10,000	*	Vitacost.com, Inc	90
69,342	*	Warner Chilcott plc	1,584
85,803	*	Watson Pharmaceuticals, Inc	3,481
15,532		Westlake Chemical Corp	288
57,989	*	WR Grace & Co	1,220
22,676	*	Xenoport, Inc	222
38,472	*	ZIOPHARM Oncology, Inc	122
39,965	*	Zymogenetics, Inc	169

		TOTAL CHEMICALS AND ALLIED PRODUCTS	970,247

COAL MINING - 0.2%
93,494	*	Alpha Natural Resources, Inc	3,167
125,528		Arch Coal, Inc	2,486
23,500	*	Cloud Peak Energy, Inc	312
174,065		Consol Energy, Inc	5,876
100,658	*	International Coal Group, Inc	388
21,317	*	James River Coal Co	339
12,300	*	L&L Energy, Inc	106
79,487		Massey Energy Co	2,174
205,178		Peabody Energy Corp	8,029

		TOTAL COAL MINING	22,877

COMMUNICATIONS - 4.2%
16,682	*	AboveNet, Inc	787
45,706		Adtran, Inc	1,246
39,332		Alaska Communications Systems Group, Inc	334
309,304	*	American Tower Corp (Class A)	13,764
21,570	*	Anixter International, Inc	919
80,472	*	AOL, Inc	1,673
55,893	*	Aruba Networks, Inc	796
4,525,439		AT&T, Inc	109,469
7,918		Atlantic Tele-Network, Inc	327
10,900	*	Audiovox Corp (Class A)	80
53,964	*	Brightpoint, Inc	378
179,035		Cablevision Systems Corp (Class A)	4,299
20,132	*	Cbeyond Communications, Inc	252
521,879		CBS Corp (Class B)	6,748
27,491	*	Central European Media Enterprises Ltd (Class A)	547
229,408		CenturyTel, Inc	7,642
168,115	*	Cincinnati Bell, Inc	506
115,773	*	Clearwire Corp (Class A)	843
2,154,526		Comcast Corp (Class A)	37,423
20,626		Consolidated Communications Holdings, Inc	351
221,881	*	Crown Castle International Corp	8,267
13,062	*	Crown Media Holdings, Inc (Class A)	23
17,373	*	Cumulus Media, Inc (Class A)	46

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,194	*	DG FastChannel, Inc	$658
18,325	*	DigitalGlobe, Inc	482
679,372	*	DIRECTV	23,043
150,884		DISH Network Corp (Class A)	2,739
18,269	*	Entercom Communications Corp (Class A)	161
38,482	*	Entravision Communications Corp (Class A)	81
34,607	*	Equinix, Inc	2,811
36,464	*	FiberTower Corp	172
5,404		Fisher Communications, Inc	91
241,637		Frontier Communications Corp	1,718
38,028	*	General Communication, Inc (Class A)	289
16,043	*	GeoEye, Inc	500
23,031	*	Global Crossing Ltd	243
60,916		Global Payments, Inc	2,226
55,768	*	Globalstar, Inc	86
37,922	*	Gray Television, Inc	91
6,874	*	Hughes Communications, Inc	167
70,257	*	IAC/InterActiveCorp	1,544
73,874	*	ICO Global Communications Holdings Ltd (Class A)	119
10,513	*	IDT Corp (Class B)	134
34,679	*	j2 Global Communications, Inc	757
23,300	*	Knology, Inc	255
12,312	*	Kratos Defense & Security Solutions, Inc	129
46,753	*	Leap Wireless International, Inc	607
1,248,110	*	Level 3 Communications, Inc	1,360
196,324	*	Liberty Global, Inc (Class A)	5,102
60,143	*	Liberty Media Corp - Capital (Series A)	2,521
38,682	*	Liberty Media Corp - Starz	2,005
460,658	*	Liberty Media Holding Corp (Interactive A)	4,837
29,608	*	Lin TV Corp (Class A)	160
14,920	*	Lodgenet Entertainment Corp	55
39,968	*	Mastec, Inc	376
36,987	*	Mediacom Communications Corp (Class A)	249
193,503	*	MetroPCS Communications, Inc	1,585
55,861	*	NeuStar, Inc (Class A)	1,152
25,073	*	Neutral Tandem, Inc	282
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	35
128,973	*	NII Holdings, Inc (Class B)	4,194
26,247	*	Novatel Wireless, Inc	151
23,518		NTELOS Holdings Corp	405
10,070	*	Occam Networks, Inc	56
89,041	*	PAETEC Holding Corp	304
1,801		Preformed Line Products Co	50
1,312,941		Qwest Communications International, Inc	6,893
24,625	*	Radio One, Inc	32
27,120	*	RCN Corp	402
26,729	*	SAVVIS, Inc	394
89,246	*	SBA Communications Corp (Class A)	3,035
18,151		Shenandoah Telecom Co	322
34,573	*	Sinclair Broadcast Group, Inc (Class A)	202
2,252,681	*	Sprint Nextel Corp	9,551
53,811	*	Syniverse Holdings, Inc	1,100

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,873	*	TeleCommunication Systems, Inc (Class A)	$124
6,471	*	TeleNav, Inc	54
65,013		Telephone & Data Systems, Inc	1,976
40,863	*	Terremark Worldwide, Inc	319
271,497		Time Warner Cable, Inc	14,139
92,801	*	TiVo, Inc	685
10,229	*	US Cellular Corp	421
18,421		USA Mobility, Inc	238
2,164,865		Verizon Communications, Inc	60,659
79,353	*	Vonage Holdings Corp	183
372,689		Windstream Corp	3,936

		TOTAL COMMUNICATIONS	365,367

DEPOSITORY INSTITUTIONS - 7.3%
11,459		1st Source Corp	194
17,104	*	1st United Bancorp, Inc	126
17,560		Abington Bancorp, Inc	153
3,251		Alliance Financial Corp	90
4,510		American National Bankshares, Inc	96
18,171		Ameris Bancorp	176
4,648		Ames National Corp	91
6,527		Arrow Financial Corp	151
134,685		Associated Banc-Corp	1,651
66,701		Astoria Financial Corp	918
5,016		Bancfirst Corp	183
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	268
2,914		Bancorp Rhode Island, Inc	76
64,583		Bancorpsouth, Inc	1,155
41,404		Bank Mutual Corp	235
7,682,597		Bank of America Corp	110,398
35,426		Bank of Hawaii Corp	1,713
3,864		Bank of Marin Bancorp	123
928,975		Bank of New York Mellon Corp	22,936
11,413		Bank of the Ozarks, Inc	405
17,629		BankFinancial Corp	146
530,029		BB&T Corp	13,945
23,421	*	Beneficial Mutual Bancorp, Inc	231
10,481		Berkshire Hills Bancorp, Inc	204
5,599	*	BofI Holding, Inc	79
19,305		BOK Financial Corp	916
59,217		Boston Private Financial Holdings, Inc	381
4,741		Bridge Bancorp, Inc	115
48,082		Brookline Bancorp, Inc	427
4,771		Bryn Mawr Bank Corp	80
5,527		Camden National Corp	152
9,158		Capital City Bank Group, Inc	113
16,284		Capitol Federal Financial	540
18,053		Cardinal Financial Corp	167
6,400		Cass Information Systems, Inc	219
61,647		Cathay General Bancorp	637
27,645	*	Center Financial	142
16,756		Centerstate Banks of Florida, Inc	169

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,883		Century Bancorp, Inc	$64
18,856		Chemical Financial Corp	411
16,195,249	*	Citigroup, Inc	60,894
6,398		Citizens & Northern Corp	68
306,766	*	Citizens Republic Bancorp, Inc	261
12,921		City Holding Co	360
35,113		City National Corp	1,799
10,007		Clifton Savings Bancorp, Inc	87
6,672		CNB Financial Corp	73
21,290		CoBiz, Inc	140
31,348		Columbia Banking System, Inc	572
136,108		Comerica, Inc	5,013
54,830		Commerce Bancshares, Inc	1,973
24,981		Community Bank System, Inc	550
11,562		Community Trust Bancorp, Inc	290
38,833		Cullen/Frost Bankers, Inc	1,996
67,239		CVB Financial Corp	639
19,824		Dime Community Bancshares	244
17,386	*	Dollar Financial Corp	344
12,747	*	Eagle Bancorp, Inc	150
116,790		East West Bancorp, Inc	1,781
6,100	*	Encore Bancshares, Inc	60
11,656		Enterprise Financial Services Corp	112
6,988		ESB Financial Corp	91
12,436		ESSA Bancorp, Inc	153
36,402	*	Euronet Worldwide, Inc	466
607,123		Fifth Third Bancorp	7,462
7,979		Financial Institutions, Inc	142
9,860		First Bancorp (NC)	143
78,912		First Bancorp (Puerto Rico)	42
6,485		First Bancorp, Inc	85
40,118		First Busey Corp	182
4,158		First Citizens Bancshares, Inc (Class A)	800
69,775		First Commonwealth Financial Corp	366
12,139		First Community Bancshares, Inc	178
44,691		First Financial Bancorp	668
15,680		First Financial Bankshares, Inc	754
8,954		First Financial Corp	231
12,966		First Financial Holdings, Inc	148
176,328	*	First Horizon National Corp	2,019
9,546		First Interstate Bancsystem, Inc	150
19,481		First Merchants Corp	165
57,533		First Midwest Bancorp, Inc	700
161,278		First Niagara Financial Group, Inc	2,021
4,191		First of Long Island Corp	108
5,157		First South Bancorp, Inc	55
83,246		FirstMerit Corp	1,426
35,463	*	Flagstar Bancorp, Inc	111
19,779		Flushing Financial Corp	242
87,796		FNB Corp	705
4,603	*	Fox Chase Bancorp, Inc	44
152,821		Fulton Financial Corp	1,475

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,476		German American Bancorp, Inc	$130
56,600		Glacier Bancorp, Inc	830
7,809		Great Southern Bancorp, Inc	159
9,301	*	Greene County Bancshares, Inc	119
22,696		Hancock Holding Co	757
36,699	*	Hanmi Financial Corp	46
10,342		Heartland Financial USA, Inc	179
4,346	*	Heritage Financial Corp	65
6,749	*	Home Bancorp, Inc	87
14,896		Home Bancshares, Inc	340
12,641		Home Federal Bancorp, Inc	160
357,734		Hudson City Bancorp, Inc	4,379
9,104		Hudson Valley Holding Corp	210
553,330		Huntington Bancshares, Inc	3,065
20,591		IBERIABANK Corp	1,060
17,904		Independent Bank Corp	442
40,567		International Bancshares Corp	677
37,852	*	Investors Bancorp, Inc	497
3,046,896		JPMorgan Chase & Co	111,546
14,732		Kearny Financial Corp	135
667,379		Keycorp	5,132
13,792		Lakeland Bancorp, Inc	118
12,420		Lakeland Financial Corp	248
55,756		M&T Bank Corp	4,736
11,504		MainSource Financial Group, Inc	82
406,126		Marshall & Ilsley Corp	2,916
38,744		MB Financial, Inc	713
3,784		Merchants Bancshares, Inc	84
7,250	*	Meridian Interstate Bancorp, Inc	79
3,556		Midsouth Bancorp, Inc	45
5,267		MidWestOne Financial Group, Inc	82
25,640	*	Nara Bancorp, Inc	216
1,893		NASB Financial, Inc	29
5,351		National Bankshares, Inc	130
101,297		National Penn Bancshares, Inc	609
27,027		NBT Bancorp, Inc	552
331,783		New York Community Bancorp, Inc	5,066
78,585		NewAlliance Bancshares, Inc	881
184,946		Northern Trust Corp	8,637
14,313		Northfield Bancorp, Inc	186
82,283		Northwest Bancshares, Inc	944
10,808		OceanFirst Financial Corp	130
67,288		Old National Bancorp	697
9,164	*	OmniAmerican Bancorp, Inc	103
25,903		Oriental Financial Group, Inc	328
12,354	*	Oritani Financial Corp	124
3,841		Orrstown Financial Services, Inc	85
14,467		Pacific Continental Corp	137
22,250		PacWest Bancorp	407
9,591		Park National Corp	624
6,295		Peapack Gladstone Financial Corp	74
2,964		Penns Woods Bancorp, Inc	90

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,509	*	Pennsylvania Commerce Bancorp, Inc	$130
6,808		Peoples Bancorp, Inc	99
280,419		People’s United Financial, Inc	3,786
25,469	*	Pinnacle Financial Partners, Inc	327
402,873		PNC Financial Services Group, Inc	22,762
494,637	*	Popular, Inc	1,326
39,968		PrivateBancorp, Inc	443
35,938		Prosperity Bancshares, Inc	1,249
45,191		Provident Financial Services, Inc	528
30,181		Provident New York Bancorp	267
914,218		Regions Financial Corp	6,016
15,054		Renasant Corp	216
6,104		Republic Bancorp, Inc (Class A)	137
6,115		Rockville Financial, Inc	73
7,271		Roma Financial Corp	79
20,998		S&T Bancorp, Inc	415
8,198		S.Y. Bancorp, Inc	188
18,232		Sandy Spring Bancorp, Inc	255
4,873	*	Santander BanCorp	62
9,604		SCBT Financial Corp	338
3,786		Sierra Bancorp	44
32,119	*	Signature Bank	1,221
13,207		Simmons First National Corp (Class A)	347
11,054		Southside Bancshares, Inc	217
14,769		Southwest Bancorp, Inc	196
10,282		State Bancorp, Inc	98
384,555		State Street Corp	13,006
16,183		StellarOne Corp	207
27,752		Sterling Bancorp	250
75,734		Sterling Bancshares, Inc	357
7,140		Suffolk Bancorp	221
382,258		SunTrust Banks, Inc	8,907
102,135		Susquehanna Bancshares, Inc	851
31,722	*	SVB Financial Group	1,308
597,443		Synovus Financial Corp	1,518
7,584	*	Taylor Capital Group, Inc	98
110,460		TCF Financial Corp	1,835
9,400		Territorial Bancorp, Inc	178
31,378	*	Texas Capital Bancshares, Inc	515
61,401		TFS Financial Corp	762
16,995	*	The Bancorp, Inc	133
7,054		Tompkins Trustco, Inc	266
2,692		Tower Bancorp, Inc	59
17,850		TowneBank	259
9,919		Trico Bancshares	168
62,026		Trustco Bank Corp NY	347
49,168		Trustmark Corp	1,024
24,801		UMB Financial Corp	882
91,424		Umpqua Holdings Corp	1,050
14,087		Union Bankshares Corp	173
30,662		United Bankshares, Inc	734
79,410	*	United Community Banks, Inc	314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,445		United Financial Bancorp, Inc	$211
12,704		Univest Corp of Pennsylvania	220
1,468,043		US Bancorp	32,811
124,246		Valley National Bancorp	1,692
7,559		ViewPoint Financial Group	105
14,744	*	Virginia Commerce Bancorp	92
12,184		Washington Banking Co	156
86,794		Washington Federal, Inc	1,404
10,818		Washington Trust Bancorp, Inc	184
7,507	*	Waterstone Financial, Inc	26
52,669		Webster Financial Corp	945
3,726,650		Wells Fargo & Co	95,402
19,012		WesBanco, Inc	320
11,970		West Bancorporation, Inc	82
72,421	*	West Coast Bancorp	185
21,801		Westamerica Bancorporation	1,145
49,360	*	Western Alliance Bancorp	354
514,222		Western Union Co	7,667
23,121		Westfield Financial, Inc	193
75,084		Whitney Holding Corp	695
71,613		Wilmington Trust Corp	794
15,017		Wilshire Bancorp, Inc	131
23,649		Wintrust Financial Corp	788
4,467		WSFS Financial Corp	160
123,572		Zions Bancorporation	2,665

		TOTAL DEPOSITORY INSTITUTIONS	642,649

EATING AND DRINKING PLACES - 1.3%
18,260	*	AFC Enterprises	166
17,427	*	BJ’s Restaurants, Inc	411
24,666		Bob Evans Farms, Inc	607
78,146		Brinker International, Inc	1,130
13,602	*	Buffalo Wild Wings, Inc	498
70,838		Burger King Holdings, Inc	1,193
20,093	*	California Pizza Kitchen, Inc	304
8,099	*	Carrols Restaurant Group, Inc	37
17,289		CBRL Group, Inc	805
17,642	*	CEC Entertainment, Inc	622
46,024	*	Cheesecake Factory	1,024
24,297	*	Chipotle Mexican Grill, Inc (Class A)	3,324
39,583		CKE Restaurants, Inc	496
107,900		Darden Restaurants, Inc	4,192
75,312	*	Denny’s Corp	196
13,678	*	DineEquity, Inc	382
30,059	*	Domino’s Pizza, Inc	340
4,221	*	Einstein Noah Restaurant Group, Inc	46
44,170	*	Jack in the Box, Inc	859
39,822	*	Krispy Kreme Doughnuts, Inc	134
6,960	*	Landry’s Restaurants, Inc	170
11,950	*	McCormick & Schmick’s Seafood Restaurants, Inc	89
823,924		McDonald’s Corp	54,273
14,289	*	O’Charleys, Inc	76

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,183	*	Papa John’s International, Inc	$420
18,084		PF Chang’s China Bistro, Inc	717
11,853	*	Red Robin Gourmet Burgers, Inc	203
50,005	*	Ruby Tuesday, Inc	425
26,831	*	Ruth’s Chris Steak House, Inc	112
45,772	*	Sonic Corp	355
570,721		Starbucks Corp	13,869
958	*	Steak N Shake Co	275
42,904	*	Texas Roadhouse, Inc (Class A)	541
253,576		Wendy’s/Arby’s Group, Inc (Class A)	1,014
357,972		Yum! Brands, Inc	13,975

		TOTAL EATING AND DRINKING PLACES	103,280

EDUCATIONAL SERVICES - 0.2%
13,862	*	American Public Education, Inc	606
99,795	*	Apollo Group, Inc (Class A)	4,238
5,600	*	Archipelago Learning, Inc	64
14,051	*	Bridgepoint Education, Inc	222
50,534	*	Career Education Corp	1,163
64,709	*	Corinthian Colleges, Inc	637
48,586		DeVry, Inc	2,551
29,912	*	Education Management Corp	456
24,016	*	Grand Canyon Education, Inc	563
26,666	*	ITT Educational Services, Inc	2,214
18,366	*	K12, Inc	407
6,272	*	Learning Tree International, Inc	68
12,699	*	Lincoln Educational Services Corp	261
5,638		National American University Holdings, Inc	49
9,555	*	Princeton Review, Inc	22
10,323		Strayer Education, Inc	2,146
15,190	*	Universal Technical Institute, Inc	359

		TOTAL EDUCATIONAL SERVICES	16,026

ELECTRIC, GAS, AND SANITARY SERVICES - 4.2%
516,443	*	AES Corp	4,772
60,020		AGL Resources, Inc	2,150
129,395		Allegheny Energy, Inc	2,676
23,857		Allete, Inc	817
85,307		Alliant Energy Corp	2,708
183,916		Ameren Corp	4,372
14,202		American Ecology Corp	207
366,757		American Electric Power Co, Inc	11,846
16,487		American States Water Co	546
126,851		American Water Works Co, Inc	2,613
104,679		Aqua America, Inc	1,851
4,909		Artesian Resources Corp	91
71,863		Atmos Energy Corp	1,943
43,026		Avista Corp	840
29,085		Black Hills Corp	828
17,825		California Water Service Group	636
267,409	*	Calpine Corp	3,401
19,056	*	Casella Waste Systems, Inc (Class A)	73

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

301,288		Centerpoint Energy, Inc	$3,965
10,819		Central Vermont Public Service Corp	214
13,300		CH Energy Group, Inc	522
8,826		Chesapeake Utilities Corp	277
30,062	*	Clean Energy Fuels Corp	449
17,301	*	Clean Harbors, Inc	1,149
44,984		Cleco Corp	1,188
171,136		CMS Energy Corp	2,507
6,221		Connecticut Water Service, Inc	131
215,583		Consolidated Edison, Inc	9,292
10,306		Consolidated Water Co, Inc	117
142,412		Constellation Energy Group, Inc	4,593
99,005	*	Covanta Holding Corp	1,642
37,807	*	Crosstex Energy, Inc	242
456,574		Dominion Resources, Inc	17,689
88,457		DPL, Inc	2,114
129,557		DTE Energy Co	5,909
1,005,717		Duke Energy Corp	16,092
75,150	*	Dynegy, Inc (Class A)	289
251,206		Edison International	7,968
535,983		El Paso Corp	5,955
31,019	*	El Paso Electric Co	600
30,976		Empire District Electric Co	581
55,520		Energen Corp	2,461
67,718		EnergySolutions, Inc	345
15,147	*	EnerNOC, Inc	476
144,801		Entergy Corp	10,371
505,945		Exelon Corp	19,212
232,826		FirstEnergy Corp	8,202
317,582		FPL Group, Inc	15,486
104,313		Great Plains Energy, Inc	1,775
73,366		Hawaiian Electric Industries, Inc	1,671
37,849		Idacorp, Inc	1,259
57,780		Integrys Energy Group, Inc	2,527
39,181		ITC Holdings Corp	2,073
18,300		Laclede Group, Inc	606
140,890		MDU Resources Group, Inc	2,540
18,500		MGE Energy, Inc	667
9,765		Middlesex Water Co	155
110,337	*	Mirant Corp	1,165
54,213		National Fuel Gas Co	2,487
31,814		New Jersey Resources Corp	1,120
35,013		Nicor, Inc	1,418
208,593		NiSource, Inc	3,025
134,366		Northeast Utilities	3,424
21,251		Northwest Natural Gas Co	926
27,832		NorthWestern Corp	729
196,806	*	NRG Energy, Inc	4,174
80,186		NSTAR	2,807
176,210		NV Energy, Inc	2,081
76,050		OGE Energy Corp	2,780
81,923		Oneok, Inc	3,543

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,003		Ormat Technologies, Inc	$424
29,407		Otter Tail Corp	568
168,153		Pepco Holdings, Inc	2,637
285,242		PG&E Corp	11,723
17,372	*	Pico Holdings, Inc	521
55,269		Piedmont Natural Gas Co, Inc	1,398
12,323	*	Pike Electric Corp	116
83,675		Pinnacle West Capital Corp	3,042
64,221		PNM Resources, Inc	718
58,258		Portland General Electric Co	1,068
288,960		PPL Corp	7,210
219,368		Progress Energy, Inc	8,604
387,637		Public Service Enterprise Group, Inc	12,145
135,152		Questar Corp	6,148
269,219	*	Reliant Energy, Inc	1,020
250,646		Republic Services, Inc	7,452
84,777		SCANA Corp	3,032
189,219		Sempra Energy	8,854
10,436		SJW Corp	245
23,097		South Jersey Industries, Inc	992
631,494		Southern Co	21,017
93,776		Southern Union Co	2,050
34,400		Southwest Gas Corp	1,015
20,946		Southwest Water Co	220
64,256	*	Stericycle, Inc	4,214
163,004		TECO Energy, Inc	2,456
85,402		UGI Corp	2,173
22,976		UIL Holdings Corp	575
27,775		Unisource Energy Corp	838
11,594		Unitil Corp	242
62,527		Vectren Corp	1,479
57,600	*	Waste Connections, Inc	2,010
369,850		Waste Management, Inc	11,572
19,253	*,m	Waste Services, Inc	224
83,296		Westar Energy, Inc	1,800
38,942		WGL Holdings, Inc	1,325
446,475		Williams Cos, Inc	8,162
88,628		Wisconsin Energy Corp	4,497
350,598		Xcel Energy, Inc	7,226
9,006		York Water Co	128

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	376,500

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.5%
56,277	*	A123 Systems, Inc	531
33,935	*	Acme Packet, Inc	911
21,535	*	Actel Corp	276
33,751		Acuity Brands, Inc	1,228
82,321	*	Adaptec, Inc	238
76,254	*	ADC Telecommunications, Inc	565
25,828	*	Advanced Analogic Technologies, Inc	82
49,842	*	Advanced Battery Technologies, Inc	163
29,482	*	Advanced Energy Industries, Inc	362

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

460,514	*	Advanced Micro Devices, Inc	$3,371
3,864	*	Alpha & Omega Semiconductor Lt	53
229,987		Altera Corp	5,706
33,594	*	American Superconductor Corp	897
82,104		Ametek, Inc	3,296
86,945	*	Amkor Technology, Inc	479
133,851		Amphenol Corp (Class A)	5,257
47,982	*	Anadigics, Inc	209
226,902		Analog Devices, Inc	6,321
696,875	*	Apple Computer, Inc	175,286
51,846	*	Applied Micro Circuits Corp	543
12,026		Applied Signal Technology, Inc	236
94,272	*	Arris Group, Inc	961
52,890	*	Atheros Communications, Inc	1,457
360,260	*	Atmel Corp	1,729
24,963	*	ATMI, Inc	365
81,773	*	Avago Technologies Ltd	1,722
115,335	*	Avnet, Inc	2,781
34,410		AVX Corp	441
23,951	*	AXT, Inc	108
10,559		AZZ, Inc	388
35,945		Baldor Electric Co	1,297
7,316		Bel Fuse, Inc (Class B)	121
49,204	*	Benchmark Electronics, Inc	780
24,403	*	BigBand Networks, Inc	74
38,012	*	Bookham, Inc	422
380,138		Broadcom Corp (Class A)	12,533
6,077	*	Calix Networks, Inc	62
185,893	*	Capstone Turbine Corp	182
19,382	*	Ceradyne, Inc	414
14,775	*	Ceva, Inc	186
30,668	*	Checkpoint Systems, Inc	532
70,799	*	Ciena Corp	898
4,373,931	*	Cisco Systems, Inc	93,209
72,244	*	CommScope, Inc	1,717
22,382	*	Comtech Telecommunications Corp	670
61,297	*	Conexant Systems, Inc	137
129,157		Cooper Industries plc	5,682
5,037	*	CPI International, Inc	79
81,881	*	Cree, Inc	4,915
23,637		CTS Corp	218
12,848		Cubic Corp	467
126,575	*	Cypress Semiconductor Corp	1,271
10,171		DDi Corp	77
1,303,112	*	Dell, Inc	15,716
24,448	*	Diodes, Inc	388
41,327	*	Dolby Laboratories, Inc (Class A)	2,591
21,955	*	DSP Group, Inc	140
15,044	*	DTS, Inc	494
28,785	*	EchoStar Corp (Class A)	549
23,062	*	Electro Scientific Industries, Inc	308
10,542	*	EMS Technologies, Inc	158

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

54,076	*	Energizer Holdings, Inc	$2,719
35,344	*	Energy Conversion Devices, Inc	145
37,162	*	EnerSys	794
36,843	*	Entropic Communications, Inc	234
143,685	*	Evergreen Solar, Inc	98
25,111	*	Exar Corp	174
58,919	*	Exide Technologies	306
95,996	*	Fairchild Semiconductor International, Inc	807
58,332	*	Finisar Corp	869
42,765	*	First Solar, Inc	4,868
19,315		Franklin Electric Co, Inc	557
24,625	*	FSI International, Inc	103
46,577	*	FuelCell Energy, Inc	55
14,500	*	Generac Holdings, Inc	203
14,375	*	Globecomm Systems, Inc	119
12,104	*	GP Strategies Corp	88
92,133	*	GrafTech International Ltd	1,347
19,254	*	Greatbatch, Inc	430
13,134	*	GSI Technology, Inc	75
34,455	*	GT Solar International, Inc	193
53,605	*	Harman International Industries, Inc	1,602
68,074	*	Harmonic, Inc	370
100,176		Harris Corp	4,172
42,057	*	Harris Stratex Networks, Inc (Class A)	153
23,782	*	Helen of Troy Ltd	525
1,795,946		Hewlett-Packard Co	77,730
74,803	*	Hexcel Corp	1,160
19,374	*	Hittite Microwave Corp	867
18,310	*	Hutchinson Technology, Inc	79
21,588	*	Imation Corp	198
67,383	*	Infinera Corp	433
124,419	*	Integrated Device Technology, Inc	616
19,660	*	Integrated Silicon Solution, Inc	148
4,261,151		Intel Corp	82,880
34,659	*	InterDigital, Inc	856
54,670	*	International Rectifier Corp	1,017
94,162		Intersil Corp (Class A)	1,140
17,746	*	IPG Photonics Corp	270
26,067	*	Iridium Communications, Inc	262
16,171	*	iRobot Corp	304
16,725	*	IXYS Corp	148
166,385	*	JDS Uniphase Corp	1,637
15,369	*	KIT Digital, Inc	136
88,071		L-3 Communications Holdings, Inc	6,239
81,127	*	Lattice Semiconductor Corp	352
32,522		Lincoln Electric Holdings, Inc	1,658
172,947		Linear Technology Corp	4,810
17,104	*	Littelfuse, Inc	541
8,072	*	Loral Space & Communications, Inc	345
12,960		LSI Industries, Inc	63
504,520	*	LSI Logic Corp	2,321
417,516	*	Marvell Technology Group Ltd	6,580

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,119	*	Mattson Technology, Inc	$148
233,408		Maxim Integrated Products, Inc	3,905
5,588	*	MaxLinear, Inc	78
17,242	*	Maxwell Technologies, Inc	197
172,909	*	MEMC Electronic Materials, Inc	1,708
18,409	*	Mercury Computer Systems, Inc	216
28,385		Methode Electronics, Inc	276
40,439		Micrel, Inc	412
142,077		Microchip Technology, Inc	3,941
659,730	*	Micron Technology, Inc	5,601
62,654	*	Microsemi Corp	917
45,471	*	Microtune, Inc	97
60,310	*	Microvision, Inc	179
24,281	*	Mindspeed Technologies, Inc	182
33,720	*	MIPS Technologies, Inc	172
102,620		Molex, Inc	1,872
21,910	*	Monolithic Power Systems, Inc	391
36,229	*	Moog, Inc (Class A)	1,168
20,301	*	MoSys, Inc	90
1,780,286	*	Motorola, Inc	11,607
9,079	*	Multi-Fineline Electronix, Inc	227
3,938		National Presto Industries, Inc	366
183,833		National Semiconductor Corp	2,474
263,399	*	NetApp, Inc	9,827
47,835	*	Netlogic Microsystems, Inc	1,301
70,808	*	Novellus Systems, Inc	1,796
3,184	*	NVE Corp	139
436,646	*	Nvidia Corp	4,458
39,050	*	Omnivision Technologies, Inc	837
334,921	*	ON Semiconductor Corp	2,137
63,876	*	Openwave Systems, Inc	130
15,398	*	Oplink Communications, Inc	221
13,224	*	OpNext, Inc	22
10,891	*	OSI Systems, Inc	302
18,452		Park Electrochemical Corp	450
19,298	*	Pericom Semiconductor Corp	185
39,345	*	Photronics, Inc	178
37,039		Plantronics, Inc	1,059
31,345	*	Plexus Corp	838
26,715	*	PLX Technology, Inc	112
173,538	*	PMC - Sierra, Inc	1,305
64,770	*	Polycom, Inc	1,929
16,989	*	Polypore International, Inc	386
5,761	*	Powell Industries, Inc	158
20,115		Power Integrations, Inc	648
48,253	*	Power-One, Inc	326
96,435	*	Powerwave Technologies, Inc	149
86,041	*	QLogic Corp	1,430
1,256,328		Qualcomm, Inc	41,259
80,610	*	Rambus, Inc	1,412
11,399		Raven Industries, Inc	384
29,680		Regal-Beloit Corp	1,656

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

213,104	*	RF Micro Devices, Inc	$833
11,626		Richardson Electronics Ltd	105
12,342	*	Rogers Corp	343
11,027	*	Rubicon Technology, Inc	328
175,508	*	SanDisk Corp	7,384
61,546	*	Sanmina-SCI Corp	838
38,773	*	SatCon Technology Corp	111
21,571	*	Seachange International, Inc	178
47,571	*	Semtech Corp	779
31,292	*	ShoreTel, Inc	145
56,384	*	Silicon Image, Inc	198
33,588	*	Silicon Laboratories, Inc	1,362
2,994,789	*	Sirius XM Radio, Inc	2,843
136,529	*	Skyworks Solutions, Inc	2,292
35,494	*	Smart Modular Technologies WWH, Inc	208
9,980	*	Spansion, Inc	163
11,963	*	Spectrum Brands, Inc	303
9,719	*	Spectrum Control, Inc	136
18,903	*	Standard Microsystems Corp	440
10,374	*	Stoneridge, Inc	79
74,916	*	Sunpower Corp (Class A)	906
8,595	*	Supertex, Inc	212
14,861		Sycamore Networks, Inc	247
35,188	*	Symmetricom, Inc	179
26,694	*	Synaptics, Inc	734
38,313		Technitrol, Inc	121
50,795	*	Tekelec	673
30,710		Teleflex, Inc	1,667
291,644		Tellabs, Inc	1,864
3,901		Tessco Technologies, Inc	65
36,930	*	Tessera Technologies, Inc	593
935,992		Texas Instruments, Inc	21,790
39,026	*	Thomas & Betts Corp	1,354
40,125	*	Trident Microsystems, Inc	57
121,131	*	Triquint Semiconductor, Inc	740
61,385	*	TTM Technologies, Inc	583
17,159	*	Ultra Clean Holdings	146
22,074	*	Universal Display Corp	397
8,900	*	Universal Electronics, Inc	148
28,442	*	UQM Technologies, Inc	96
87,200	*	Utstarcom, Inc	160
56,829	*	Varian Semiconductor Equipment Associates, Inc	1,629
24,217	*	Viasat, Inc	789
3,408	*	Viasystems Group, Inc	50
12,845	*	Vicor Corp	160
17,571	*	Virage Logic Corp	209
133,120	*	Vishay Intertechnology, Inc	1,030
18,190	*	Volterra Semiconductor Corp	419
57,906		Whirlpool Corp	5,086
213,513		Xilinx, Inc	5,393
47,197	*	Zix Corp	107
19,213	*	Zoltek Cos, Inc	163

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,064	*	Zoran Corp	$401

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	754,539

ENGINEERING AND MANAGEMENT SERVICES - 0.8%
19,818	*	Accelrys, Inc	128
468,148		Accenture plc	18,094
9,173	*	Accretive Health, Inc	121
13,465	*	Advisory Board Co	578
75,836	*	Aecom Technology Corp	1,749
14,564	*	Affymax, Inc	87
110,387	*	Amylin Pharmaceuticals, Inc	2,076
95,008	*	Ariad Pharmaceuticals, Inc	268
7,981		CDI Corp	124
62,836	*	Celera Corp	412
16,785	*	comScore, Inc	276
16,869		Core Laboratories NV	2,490
8,356	*	Cornell Cos, Inc	225
27,057		Corporate Executive Board Co	711
8,400	*	CRA International, Inc	158
19,233		Diamond Management & Technology Consultants, Inc	198
69,074	*	Dyax Corp	157
35,238	*	eResearch Technology, Inc	278
27,087	*	Exact Sciences Corp	119
87,374	*	Exelixis, Inc	303
11,236	*	Exponent, Inc	368
136,071		Fluor Corp	5,782
9,375	*	Franklin Covey Co	61
25,764	*	Furmanite Corp	102
50,971	*	Genpact Ltd	792
37,427	*	Gen-Probe, Inc	1,699
69,461	*	Hewitt Associates, Inc (Class A)	2,394
17,074	*	Hill International, Inc	69
16,505	*	Huron Consulting Group, Inc	320
13,014	*	ICF International, Inc	311
67,377	*	Incyte Corp	746
14,237	*	Infinity Pharmaceuticals, Inc	84
60,884	*	Inovio Biomedical Corp	62
74,058	*	Isis Pharmaceuticals, Inc	709
96,369	*	Jacobs Engineering Group, Inc	3,512
124,049		KBR, Inc	2,523
10,294	*	Kendle International, Inc	119
8,629		Landauer, Inc	525
19,634	*	LECG Corp	51
154,334	*	Lexicon Pharmaceuticals, Inc	198
31,134	*	Luminex Corp	505
12,761		MAXIMUS, Inc	738
16,427	*	Maxygen, Inc	91
176,324	*	McDermott International, Inc	3,819
8,997		MedQuist, Inc	71
7,039	*	Michael Baker Corp	245
7,800	*	Mistras Group, Inc	84
72,298	*	Myriad Genetics, Inc	1,081

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,393	*	Navigant Consulting, Inc	$419
24,067	*	Omnicell, Inc	281
246,991		Paychex, Inc	6,414
50,216	*	Regeneron Pharmaceuticals, Inc	1,121
167,304	*	Rentech, Inc	166
32,857	*	Resources Connection, Inc	447
38,564	*	Rigel Pharmaceuticals, Inc	278
38,631	*	RTI Biologics, Inc	113
233,841	*	SAIC, Inc	3,914
32,625	*	Sangamo Biosciences, Inc	121
50,281	*	Savient Pharmaceuticals, Inc	634
30,735	*	Senomyx, Inc	116
47,243	*	Sequenom, Inc	279
65,055	*	Shaw Group, Inc	2,226
13,499	*	Stanley, Inc	505
24,068	*,m	Symyx Technologies, Inc	121
11,747	*	Tejon Ranch Co	271
47,935	*	Tetra Tech, Inc	940
33,194		Towers Watson & Co	1,290
4,824	*	Transcend Services, Inc	65
63,954	*	URS Corp	2,517
2,793		VSE Corp	89

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	77,940

FABRICATED METAL PRODUCTS - 0.6%
24,185	*	Alliant Techsystems, Inc	1,501
7,062		Ameron International Corp	426
52,265		Aptargroup, Inc	1,977
69,573		Ball Corp	3,675
23,060	*	Chart Industries, Inc	359
12,832		CIRCOR International, Inc	328
86,134		Commercial Metals Co	1,139
18,507	*	Commercial Vehicle Group, Inc	189
38,179		Crane Co	1,153
121,785	*	Crown Holdings, Inc	3,049
12,440		Dynamic Materials Corp	200
37,869	*	Griffon Corp	419
9,089		Gulf Island Fabrication, Inc	141
4,401	*	Hawk Corp	112
337,653		Illinois Tool Works, Inc	13,939
10,094		Insteel Industries, Inc	117
12,010	*	Ladish Co, Inc	273
7,210	*	Lifetime Brands, Inc	105
28,189	*	Mobile Mini, Inc	459
119,077		Mueller Water Products, Inc (Class A)	442
9,154	*	NCI Building Systems, Inc	77
10,126	*	North American Galvanizing & Coating, Inc	78
124,237		Parker Hannifin Corp	6,890
6,136	*	Park-Ohio Holdings Corp	88
76,198		Pentair, Inc	2,454
28,579		Quanex Building Products Corp	494
43,080		Silgan Holdings, Inc	1,223

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,264		Simpson Manufacturing Co, Inc	$718
52,271	*	Smith & Wesson Holding Corp	214
44,614		Snap-On, Inc	1,825
122,840		Stanley Works	6,205
14,503		Sturm Ruger & Co, Inc	208
7,928		Sun Hydraulics Corp	186
44,785	*	Taser International, Inc	175
9,351	*	Trimas Corp	106
16,747		Valmont Industries, Inc	1,217
20,344		Watts Water Technologies, Inc (Class A)	583

		TOTAL FABRICATED METAL PRODUCTS	52,744

FOOD AND KINDRED PRODUCTS - 3.9%
16,175	*	American Italian Pasta Co	855
492,805		Archer Daniels Midland Co	12,724
37,577		B&G Foods, Inc (Class A)	405
6,724	*	Boston Beer Co, Inc (Class A)	454
110,812		Bunge Ltd	5,451
139,533		Campbell Soup Co	4,999
46,305	*	Central Garden and Pet Co (Class A)	415
4,202		Coca-Cola Bottling Co Consolidated	201
1,613,168		Coca-Cola Co	80,853
244,253		Coca-Cola Enterprises, Inc	6,316
340,265		ConAgra Foods, Inc	7,935
141,361	*	Constellation Brands, Inc (Class A)	2,208
57,268		Corn Products International, Inc	1,735
60,640	*	Darling International, Inc	455
140,023	*	Dean Foods Co	1,410
151,457		Del Monte Foods Co	2,179
17,903		Diamond Foods, Inc	736
189,510		Dr Pepper Snapple Group, Inc	7,086
5,320		Farmer Bros Co	80
58,745		Flowers Foods, Inc	1,435
508,164		General Mills, Inc	18,050
241,987		H.J. Heinz Co	10,459
51,477	*	Hansen Natural Corp	2,013
7,067	*	Harbinger Group, Inc	44
116,903		Hershey Co	5,603
51,490		Hormel Foods Corp	2,084
8,158		Imperial Sugar Co	82
11,326		J&J Snack Foods Corp	477
90,461		J.M. Smucker Co	5,448
5,934	*	John B. Sanfilippo & Son, Inc	86
197,123		Kellogg Co	9,915
1,228,479		Kraft Foods, Inc (Class A)	34,398
15,418		Lancaster Colony Corp	823
22,384		Lance, Inc	369
3,603	*	Lifeway Foods, Inc	35
8,556	*	M&F Worldwide Corp	232
100,017		McCormick & Co, Inc	3,797
157,741		Mead Johnson Nutrition Co	7,906
9,066	*	Mgp Ingredients, Inc	60

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

99,912		Molson Coors Brewing Co (Class B)	$4,232
5,604		National Beverage Corp	69
8,992	*	Peet’s Coffee & Tea, Inc	353
1,235,103		PepsiCo, Inc	75,281
42,412	*	Ralcorp Holdings, Inc	2,324
127,928		Reynolds American, Inc	6,668
17,484		Sanderson Farms, Inc	887
504,203		Sara Lee Corp	7,109
7,792	*	Seneca Foods Corp	251
53,670	*	Smart Balance, Inc	220
108,127	*	Smithfield Foods, Inc	1,611
20,485		Tootsie Roll Industries, Inc	484
26,938	*	TreeHouse Foods, Inc	1,230
230,318		Tyson Foods, Inc (Class A)	3,775

		TOTAL FOOD AND KINDRED PRODUCTS	344,307

FOOD STORES - 0.3%
837		Arden Group, Inc (Class A)	74
5,895	*	Caribou Coffee Co, Inc	56
27,600	*	Dole Food Co, Inc	288
34,215	*	Great Atlantic & Pacific Tea Co, Inc	133
8,163		Ingles Markets, Inc (Class A)	123
493,417		Kroger Co	9,715
22,689	*	Panera Bread Co (Class A)	1,708
16,292	*	Pantry, Inc	230
33,448		Ruddick Corp	1,037
295,728		Safeway, Inc	5,814
165,275		Supervalu, Inc	1,792
5,570	*	Susser Holdings Corp	66
4,652		Village Super Market (Class A)	122
8,834		Weis Markets, Inc	291
106,647	*	Whole Foods Market, Inc	3,841
41,829	*	Winn-Dixie Stores, Inc	403

		TOTAL FOOD STORES	25,693

FORESTRY - 0.1%
61,487		Rayonier, Inc	2,707
163,157		Weyerhaeuser Co	5,743

		TOTAL FORESTRY	8,450

FURNITURE AND FIXTURES - 0.0%
7,057	*	Astronics Corp	115
18,783		Ethan Allen Interiors, Inc	263
34,198	*	Furniture Brands International, Inc	179
39,682		Herman Miller, Inc	749
49,054		Hill-Rom Holdings, Inc	1,493
33,809		HNI Corp	933
7,413		Hooker Furniture Corp	79
18,600		Kimball International, Inc (Class B)	103
47,219	*	Kinetic Concepts, Inc	1,724
39,237	*	La-Z-Boy, Inc	292
114,301		Leggett & Platt, Inc	2,293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

276,648		Masco Corp	$2,976
47,340	*	Sealy Corp	126
33,381	*	Select Comfort Corp	292
54,705		Steelcase, Inc (Class A)	424
55,849	*	Tempur-Pedic International, Inc	1,716

		TOTAL FURNITURE AND FIXTURES	13,757

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
203,071	*	Bed Bath & Beyond, Inc	7,530
24,483	*	Bell Microproducts, Inc	171
117,815	*	GameStop Corp (Class A)	2,214
16,062		Haverty Furniture Cos, Inc	197
9,008	*	hhgregg, Inc	210
35,963		Knoll, Inc	478
81,262	*	Pier 1 Imports, Inc	521
95,926		RadioShack Corp	1,872
6,400	*	Rex Stores Corp	102
21,617	*	Tuesday Morning Corp	86
72,475		Williams-Sonoma, Inc	1,799

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	15,180

GENERAL BUILDING CONTRACTORS - 0.2%
7,072	*	Avatar Holdings, Inc	135
48,119	*	Beazer Homes USA, Inc	175
7,978	*	Brookfield Homes Corp	54
4,557	*	Cavco Industries, Inc	160
215,214		DR Horton, Inc	2,116
26,081	*	Hovnanian Enterprises, Inc (Class A)	96
58,687		KB Home	646
122,890		Lennar Corp (Class A)	1,709
16,303	*	M/I Homes, Inc	157
17,708		McGrath RentCorp	403
29,150		MDC Holdings, Inc	786
24,046	*	Meritage Homes Corp	391
4,755	*	NVR, Inc	3,116
20,289	*	Perini Corp	334
256,906	*	Pulte Homes, Inc	2,127
35,106		Ryland Group, Inc	555
95,329	*	Standard-Pacific Corp	317
13,336	*	Team, Inc	174
109,135	*	Toll Brothers, Inc	1,785

		TOTAL GENERAL BUILDING CONTRACTORS	15,236

GENERAL MERCHANDISE STORES - 1.7%
34,292	*	99 Cents Only Stores	508
62,483	*	Big Lots, Inc	2,005
39,270	*	BJ’s Wholesale Club, Inc	1,453
9,116	*	Bon-Ton Stores, Inc/the	89
39,235		Casey’s General Stores, Inc	1,369
8,648	*	Conn’s, Inc	51
337,425		Costco Wholesale Corp	18,501
35,338		Dillard’s, Inc (Class A)	760

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

52,512	*	Dollar General Corp	$1,447
102,098		Family Dollar Stores, Inc	3,848
29,664		Fred’s, Inc (Class A)	328
179,300		JC Penney Co, Inc	3,851
325,628		Macy’s, Inc	5,829
17,729	*	Retail Ventures, Inc	139
102,354	*	Saks, Inc	777
35,032	*	Sears Holdings Corp	2,265
17,973	*	Stein Mart, Inc	112
564,044		Target Corp	27,734
1,562,780		Wal-Mart Stores, Inc	75,122

		TOTAL GENERAL MERCHANDISE STORES	146,188

HEALTH SERVICES - 1.2%
18,580	*	Alliance Imaging, Inc	75
34,529	*	Allied Healthcare International, Inc	80
7,268	*	Almost Family, Inc	254
21,596	*	Amedisys, Inc	950
6,404		America Service Group, Inc	110
9,851	*	American Dental Partners, Inc	119
215,429		AmerisourceBergen Corp	6,840
20,148	*	Amsurg Corp	359
8,583	*	Assisted Living Concepts, Inc (A Shares)	254
18,346	*	Bio-Reference Labs, Inc	407
65,604	*	Brookdale Senior Living, Inc	984
72,212	*	Community Health Systems, Inc	2,441
23,514	*	Continucare Corp	79
6,016	*	Corvel Corp	203
50,029	*	Covance, Inc	2,567
114,216	*	Coventry Health Care, Inc	2,019
22,090	*	Cross Country Healthcare, Inc	199
27,223	*	CryoLife, Inc	147
80,184	*	DaVita, Inc	5,007
17,698	*	eHealth, Inc	201
14,234	*	Emeritus Corp	232
10,891		Ensign Group, Inc	180
18,855	*	Enzo Biochem, Inc	77
419,847	*	Express Scripts, Inc	19,741
24,001	*	Five Star Quality Care, Inc	72
11,423	*	Genomic Health, Inc	148
10,733	*	Genoptix, Inc	185
22,160	*	Gentiva Health Services, Inc	599
18,744	*	Health Grades, Inc	112
197,006	*	Health Management Associates, Inc (Class A)	1,531
71,500	*	Healthsouth Corp	1,338
28,116	*	Healthways, Inc	335
54,649	*	Immunomedics, Inc	169
11,925	*	IPC The Hospitalist Co, Inc	299
29,869	*	Kindred Healthcare, Inc	384
80,456	*	Laboratory Corp of America Holdings	6,062
11,885	*	LCA-Vision, Inc	66
11,927	*	LHC Group, Inc	331

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

42,511	*	LifePoint Hospitals, Inc	$1,335
74,282	*	Lincare Holdings, Inc	2,415
25,596	*	Magellan Health Services, Inc	930
207,978		McKesson Corp	13,968
11,469	*	Medcath Corp	90
349,936	*	Medco Health Solutions, Inc	19,274
6,756		National Healthcare Corp	233
76,148	*	Nektar Therapeutics	921
25,907	*	Odyssey HealthCare, Inc	692
90,050		Omnicare, Inc	2,134
35,963	*	Pediatrix Medical Group, Inc	2,000
81,377		Pharmaceutical Product Development, Inc	2,068
7,846	*	Prospect Medical Holdings, Inc	47
43,029	*	Psychiatric Solutions, Inc	1,408
115,098		Quest Diagnostics, Inc	5,728
18,890	*	RehabCare Group, Inc	411
34,220	*	Select Medical Holdings Corp	232
15,881	*	Skilled Healthcare Group, Inc (Class A)	108
33,187	*	Sun Healthcare Group, Inc	268
54,889	*	Sunrise Senior Living, Inc	153
11,500	*	Team Health Holdings, Inc	149
367,275	*	Tenet Healthcare Corp	1,594
69,358		Universal Health Services, Inc (Class B)	2,646
8,422	*	US Physical Therapy, Inc	142
5,340	*	Virtual Radiologic Corp	92

		TOTAL HEALTH SERVICES	114,194

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
71,104	*	Broadwind Energy, Inc	199
15,782	*	Comverge, Inc	141
26,732		Granite Construction, Inc	630
44,924		Great Lakes Dredge & Dock Corp	270
7,262	*	LB Foster Co (Class A)	188
23,922	*	Matrix Service Co	223
13,261	*	MYR Group, Inc	221
19,593	*	Orion Marine Group, Inc	278
12,518	*	Sterling Construction Co, Inc	162

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,312

HOLDING AND OTHER INVESTMENT OFFICES - 3.8%
30,272		Acadia Realty Trust	509
34,537	*	Affiliated Managers Group, Inc	2,099
5,860		Agree Realty Corp	137
1,423		Alexander’s, Inc	431
34,274		Alexandria Real Estate Equities, Inc	2,172
129,655		AMB Property Corp	3,074
39,686		American Campus Communities, Inc	1,083
23,512		American Capital Agency Corp	621
426,383		Annaly Mortgage Management, Inc	7,312
87,436		Anworth Mortgage Asset Corp	623
90,448		Apartment Investment & Management Co (Class A)	1,752
7,800		Apollo Commercial Real Estate Finance, Inc	128

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,038	*	Ashford Hospitality Trust, Inc	$249
24,383		Associated Estates Realty Corp	316
63,799		AvalonBay Communities, Inc	5,957
1,324,607	*	Berkshire Hathaway, Inc (Class B)	105,559
90,086		BioMed Realty Trust, Inc	1,449
106,071		Boston Properties, Inc	7,567
101,192		Brandywine Realty Trust	1,088
49,261		BRE Properties, Inc (Class A)	1,819
50,873		Camden Property Trust	2,078
54,804		Capital Lease Funding, Inc	253
2,167		Capital Southwest Corp	191
53,838		Capstead Mortgage Corp	595
106,965		CBL & Associates Properties, Inc	1,331
41,738		Cedar Shopping Centers, Inc	251
6,764	*	Chatham Lodging Trust	121
5,581		Cherokee, Inc	95
39,627		Cogdell Spencer, Inc	268
53,928		Colonial Properties Trust	784
11,100		Colony Financial, Inc	188
44,977		Corporate Office Properties Trust	1,698
66,284		Cousins Properties, Inc	447
10,600		CreXus Investment Corp	132
17,535		Danvers Bancorp, Inc	253
158,800		DCT Industrial Trust, Inc	718
153,986		Developers Diversified Realty Corp	1,524
116,611		DiamondRock Hospitality Co	959
59,971		Digital Realty Trust, Inc	3,459
94,119		Douglas Emmett, Inc	1,338
173,154		Duke Realty Corp	1,965
9,022		Dynex Capital, Inc	83
20,779		EastGroup Properties, Inc	739
43,827		Education Realty Trust, Inc	264
35,904		Entertainment Properties Trust	1,367
19,332		Equity Lifestyle Properties, Inc	932
26,061		Equity One, Inc	407
216,420		Equity Residential	9,012
23,054		Essex Property Trust, Inc	2,249
11,724	*	Excel Trust, Inc	141
64,214		Extra Space Storage, Inc	893
46,343		Federal Realty Investment Trust	3,257
42,527	*	FelCor Lodging Trust, Inc	212
9,807	*	Financial Engines, Inc	133
51,100	*	First Industrial Realty Trust, Inc	246
32,992		First Potomac Realty Trust	474
56,329		Franklin Street Properties Corp	665
190,410	b	General Growth Properties, Inc	2,525
14,898		Getty Realty Corp	334
15,081		Gladstone Capital Corp	163
6,667		Gladstone Commercial Corp	109
57,426		Glimcher Realty Trust	343
16,757	*	Harris & Harris Group, Inc	69
28,036		Hatteras Financial Corp	780

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

226,882		HCP, Inc	$7,317
95,729		Health Care REIT, Inc	4,032
48,074		Healthcare Realty Trust, Inc	1,056
89,483		Hersha Hospitality Trust	404
14,456	*	HFF, Inc (Class A)	102
54,288		Highwoods Properties, Inc	1,507
33,859	*	Hilltop Holdings, Inc	339
30,266		Home Properties, Inc	1,364
94,278		Hospitality Properties Trust	1,989
502,942		Host Marriott Corp	6,780
197,977		HRPT Properties Trust	1,229
53,550		Inland Real Estate Corp	424
20,600		Invesco Mortgage Capital, Inc	412
61,579		Investors Real Estate Trust	544
14,813	*	Ironwood Pharmaceuticals, Inc	177
323,925		iShares Russell 3000 Index Fund	19,785
55,338	*	iStar Financial, Inc	247
47,403	*	Jamba, Inc	101
41,516		Kilroy Realty Corp	1,234
312,567		Kimco Realty Corp	4,201
35,097		Kite Realty Group Trust	147
52,068		LaSalle Hotel Properties	1,071
76,013		Lexington Corporate Properties Trust	457
85,677		Liberty Property Trust	2,472
22,955		LTC Properties, Inc	557
100,140		Macerich Co	3,737
59,666		Mack-Cali Realty Corp	1,774
37,179	*	Maguire Properties, Inc	109
9,437		Main Street Capital Corp	141
86,187		Medical Properties Trust, Inc	814
204,955		MFA Mortgage Investments, Inc	1,517
23,305		Mid-America Apartment Communities, Inc	1,200
14,218		Mission West Properties, Inc	97
20,723		Monmouth Real Estate Investment Corp (Class A)	153
17,411		MVC Capital, Inc	225
20,485		National Health Investors, Inc	790
65,781		National Retail Properties, Inc	1,410
92,291		Nationwide Health Properties, Inc	3,301
30,518	*	Newcastle Investment Corp	82
63,283		NorthStar Realty Finance Corp	169
70,665		Omega Healthcare Investors, Inc	1,408
6,398		One Liberty Properties, Inc	95
16,523		Parkway Properties, Inc	241
13,500	*	Pebblebrook Hotel Trust	254
39,626		Pennsylvania Real Estate Investment Trust	484
11,300	*	Pennymac Mortgage Investment Trust	180
40,500		Piedmont Office Realty Trust, Inc	759
123,433		Plum Creek Timber Co, Inc	4,262
36,066		Post Properties, Inc	820
30,874		Potlatch Corp	1,103
367,787		Prologis	3,726
49,146		Prospect Capital Corp	474

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,782		PS Business Parks, Inc	$769
107,668		Public Storage, Inc	9,465
36,970	*	RAIT Investment Trust	69
29,459		Ramco-Gershenson Properties	298
80,437		Realty Income Corp	2,440
59,452		Redwood Trust, Inc	870
61,243		Regency Centers Corp	2,107
32,667		Resource Capital Corp	186
4,382		Saul Centers, Inc	178
98,382		Senior Housing Properties Trust	1,978
224,637		Simon Property Group, Inc	18,139
60,155		SL Green Realty Corp	3,311
21,282		Sovran Self Storage, Inc	733
8,406	*	SRS Labs, Inc	77
36,500		Starwood Property Trust, Inc	619
95,188	*	Strategic Hotels & Resorts, Inc	418
14,717		Sun Communities, Inc	382
79,458	*	Sunstone Hotel Investors, Inc	789
31,091		Tanger Factory Outlet Centers, Inc	1,287
42,522		Taubman Centers, Inc	1,600
6,500	*	Terreno Realty Corp	115
19,797		Two Harbors Investment Corp	163
125,869		UDR, Inc	2,408
6,794		UMH Properties, Inc	68
10,285		Universal Health Realty Income Trust	330
19,529		Urstadt Biddle Properties, Inc (Class A)	315
72,463		U-Store-It Trust	541
94,150	*	Vantage Drilling Co	127
120,079		Ventas, Inc	5,638
256,036		Virgin Media, Inc	4,273
4,394	*	Virtus Investment Partners, Inc	82
123,063		Vornado Realty Trust	8,977
50,291	*	WABCO Holdings, Inc	1,584
17,446		Walter Investment Management Corp	285
45,489		Washington Real Estate Investment Trust	1,255
88,505		Weingarten Realty Investors	1,686
11,543		Winthrop Realty Trust	148

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	348,973

HOTELS AND OTHER LODGING PLACES - 0.4%
21,121		Ameristar Casinos, Inc	318
15,345	*	Bluegreen Corp	46
43,845	*	Boyd Gaming Corp	372
5,500	*	Chesapeake Lodging Trust	87
21,525		Choice Hotels International, Inc	650
27,229	*	Gaylord Entertainment Co	601
33,800	*	Hyatt Hotels Corp	1,254
14,965	*	Isle of Capri Casinos, Inc	139
243,389	*	Las Vegas Sands Corp	5,389
14,891		Marcus Corp	141
209,309		Marriott International, Inc (Class A)	6,268
202,310	*	MGM Mirage	1,950

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,692	*	Monarch Casino & Resort, Inc	$88
10,756	*	Morgans Hotel Group Co	66
67,477	*	Orient-Express Hotels Ltd (Class A)	499
11,051	*	Outdoor Channel Holdings, Inc	52
9,873	*	Red Lion Hotels Corp	59
144,154		Starwood Hotels & Resorts Worldwide, Inc	5,973
27,599	*	Vail Resorts, Inc	963
138,638		Wyndham Worldwide Corp	2,792
58,046		Wynn Resorts Ltd	4,427

		TOTAL HOTELS AND OTHER LODGING PLACES	32,134

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.9%
546,121		3M Co	43,139
29,685	*	3PAR, Inc	276
8,853		Aaon, Inc	206
52,376		Actuant Corp (Class A)	986
69,519	*	AGCO Corp	1,875
4,490		Alamo Group, Inc	97
30,378	*	Allis-Chalmers Energy, Inc	63
18,705	*	Altra Holdings, Inc	244
8,632		Ampco-Pittsburgh Corp	180
1,029,091		Applied Materials, Inc	12,370
5,631	*	Argan, Inc	59
15,638	*	Astec Industries, Inc	434
78,190	*	Axcelis Technologies, Inc	121
13,787		Black Box Corp	385
35,059	*	Blount International, Inc	360
39,839		Briggs & Stratton Corp	678
346,401	*	Brocade Communications Systems, Inc	1,787
52,087	*	Brooks Automation, Inc	403
57,920		Bucyrus International, Inc (Class A)	2,748
46,691		Carlisle Cos, Inc	1,687
8,145		Cascade Corp	290
481,116		Caterpillar, Inc	28,901
50,384	*	Cirrus Logic, Inc	797
19,959	*	CNH Global NV	452
23,883	*	Colfax Corp	249
12,813	*	Columbus McKinnon Corp	179
22,453	*	Cray, Inc	125
153,361		Cummins, Inc	9,988
35,284		Curtiss-Wright Corp	1,025
21,225	*	Cymer, Inc	638
325,429		Deere & Co	18,120
50,953		Diebold, Inc	1,388
58,727		Donaldson Co, Inc	2,505
9,037	*	Douglas Dynamics, Inc	104
144,051		Dover Corp	6,020
63,584	*	Dresser-Rand Group, Inc	2,006
24,885	*	Dril-Quip, Inc	1,095
129,268		Eaton Corp	8,459
1,574,165	*	EMC Corp	28,807
576,813		Emerson Electric Co	25,201

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

65,177	*	Emulex Corp	$598
37,016	*	Ener1, Inc	125
15,889	*	EnPro Industries, Inc	447
105,554	*	Entegris, Inc	419
89,895	*	Extreme Networks, Inc	243
26,655	*	Flow International Corp	63
43,235		Flowserve Corp	3,666
93,725	*	FMC Technologies, Inc	4,937
30,708	*	Fortinet, Inc	505
12,288	*	Fuel Tech, Inc	78
39,732		Gardner Denver, Inc	1,772
8,176,386		General Electric Co	117,904
10,363		Gorman-Rupp Co	260
46,150		Graco, Inc	1,301
12,308		Graham Corp	184
62,789		IDEX Corp	1,794
18,659	*	Immersion Corp	94
245,948		Ingersoll-Rand plc	8,483
38,292	*	Intermec, Inc	392
982,115		International Business Machines Corp	121,273
230,043		International Game Technology	3,612
14,156	*	Intevac, Inc	151
19,132	*	Isilon Systems, Inc	246
141,510		ITT Industries, Inc	6,357
138,825		Jabil Circuit, Inc	1,846
20,027		John Bean Technologies Corp	305
515,188		Johnson Controls, Inc	13,842
77,648		Joy Global, Inc	3,889
9,545	*	Kadant, Inc	166
25,319		Kaydon Corp	832
62,712		Kennametal, Inc	1,595
53,200	*	Kulicke & Soffa Industries, Inc	373
95,532	*	Lam Research Corp	3,636
36,321		Lennox International, Inc	1,510
60,595	*	Lexmark International, Inc (Class A)	2,001
10,010		Lindsay Manufacturing Co	317
21,068		Lufkin Industries, Inc	821
100,971		Manitowoc Co, Inc	923
4,201	*	Meru Networks, Inc	50
10,825		Met-Pro Corp	116
62,689	*	Micros Systems, Inc	1,998
11,402	*	Middleby Corp	606
36,302	*	Modine Manufacturing Co	279
4,424		Nacco Industries, Inc (Class A)	393
11,326	*	Natural Gas Services Group, Inc	171
36,296	*	Netezza Corp	497
28,803	*	Netgear, Inc	514
29,221	*	Network Engines, Inc	79
26,902		Nordson Corp	1,509
232,254		Northrop Grumman Corp	12,644
37,449	*	Oil States International, Inc	1,482
90,130		Pall Corp	3,098

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

120,777	*,m	Palm, Inc	$687
160,235		Pitney Bowes, Inc	3,519
9,152	*	PMFG, Inc	139
15,193		Primoris Services Corp	96
26,244	*	Pure Bioscience	63
175,155	*	Quantum Corp	329
25,143	*	Rackable Systems, Inc	178
291,873		Raytheon Co	14,124
16,219	*	RBC Bearings, Inc	470
7,282	*	Rimage Corp	115
47,871	*	Riverbed Technology, Inc	1,322
19,984		Robbins & Myers, Inc	434
21,125	*	Safeguard Scientifics, Inc	223
14,467	*	Sauer-Danfoss, Inc	177
22,159	*	Scansource, Inc	552
49,874	*	Scientific Games Corp (Class A)	459
375,941	*	Seagate Technology, Inc	4,902
27,850	*	Sigma Designs, Inc	279
37,552		SPX Corp	1,983
11,927		Standex International Corp	302
31,304	*	STEC, Inc	393
16,272	*	Super Micro Computer, Inc	220
8,956	*	T-3 Energy Services, Inc	250
10,545	*	Tecumseh Products Co (Class A)	117
14,645		Tennant Co	495
128,752	*	Teradata Corp	3,924
83,705	*	Terex Corp	1,569
208,523		Textron, Inc	3,539
6,876	*	Thermadyne Holdings Corp	74
66,676		Timken Co	1,733
24,372		Toro Co	1,197
6,504		Twin Disc, Inc	74
390,711		Tyco International Ltd	13,764
18,851	*	Ultratech, Inc	307
95,304	*	Varian Medical Systems, Inc	4,982
64,752	*	VeriFone Holdings, Inc	1,226
20,486		Watsco, Inc	1,187
175,363	*	Western Digital Corp	5,289
46,042		Woodward Governor Co	1,175
1,054,812		Xerox Corp	8,481
23,047	*	Xyratex Ltd	326
44,665	*	Zebra Technologies Corp (Class A)	1,133

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	616,651

INSTRUMENTS AND RELATED PRODUCTS - 3.6%
15,924	*	Abaxis, Inc	341
27,756	*	Abiomed, Inc	269
38,943	*	Accuray, Inc	258
56,476	*	Affymetrix, Inc	333
10,700	*	AGA Medical Holdings, Inc	136
265,746	*	Agilent Technologies, Inc	7,555
52,912		Alcon, Inc	7,841

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,580	*	Align Technology, Inc	$708
232,986		Allergan, Inc	13,574
39,818	*	Alphatec Holdings, Inc	185
59,514	*	American Medical Systems Holdings, Inc	1,316
6,336		American Science & Engineering, Inc	483
10,953		Analogic Corp	498
14,600	*	Anaren, Inc	218
18,523	*	Angiodynamics, Inc	273
54,175	*	Antares Pharma, Inc	95
63,204	*	Applied Energetics, Inc	65
10,519	*	Argon ST, Inc	361
20,843	*	Arthrocare Corp	639
1,039		Atrion Corp	140
35,190	*	ATS Medical, Inc	140
9,764		Badger Meter, Inc	378
72,280		Bard (C.R.), Inc	5,604
456,846		Baxter International, Inc	18,567
52,670		Beckman Coulter, Inc	3,175
178,792		Becton Dickinson & Co	12,090
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,316
1,156,207	*	Boston Scientific Corp	6,706
55,811	*	Bruker BioSciences Corp	679
34,601	*	Caliper Life Sciences, Inc	148
12,419		Cantel Medical Corp	207
18,454	*	CardioNet, Inc	101
139,222	*	CareFusion Corp	3,160
45,716	*	Cepheid, Inc	732
28,816	*	Cerus Corp	91
42,270	*	Clarient, Inc	130
19,403	*	Coherent, Inc	666
15,857		Cohu, Inc	192
22,053	*	Conmed Corp	411
34,815		Cooper Cos, Inc	1,385
383,890		Covidien plc	15,425
10,023	*	Cutera, Inc	92
19,734	*	Cyberonics, Inc	467
5,493	*	Cynosure, Inc (Class A)	59
407,266		Danaher Corp	15,118
30,959	*	Delcath Systems, Inc	196
110,654		Dentsply International, Inc	3,310
56,725	*	Depomed, Inc	159
45,477	*	DexCom, Inc	526
12,962	*	Dionex Corp	965
5,160	*	DXP Enterprises, Inc	81
207,506	*	Eastman Kodak Co	901
87,350	*	Edwards Lifesciences Corp	4,893
13,235	*	Electro-Optical Sciences, Inc	98
34,017	*	Endologix, Inc	154
20,938		ESCO Technologies, Inc	539
22,100	*	Esterline Technologies Corp	1,049
64,081	*	ev3, Inc	1,436
4,898	*	Exactech, Inc	84

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,851	*	FARO Technologies, Inc	$240
29,895	*	FEI Co	589
118,407	*	Flir Systems, Inc	3,444
38,173	*	Formfactor, Inc	412
40,042	*	Fossil, Inc	1,389
86,645		Garmin Ltd	2,527
18,549	*	Haemonetics Corp	993
22,869	*	Hanger Orthopedic Group, Inc	411
35,478	*	HealthTronics, Inc	171
9,696	*	Herley Industries, Inc	138
47,975		Hillenbrand, Inc	1,026
200,085	*	Hologic, Inc	2,787
9,095	*	ICU Medical, Inc	293
10,189	*	ICx Technologies, Inc	74
18,167	*	II-VI, Inc	538
93,920	*	Illumina, Inc	4,088
27,569	*	Insulet Corp	415
16,250	*	Integra LifeSciences Holdings Corp	601
29,949	*	Intuitive Surgical, Inc	9,453
23,110		Invacare Corp	479
100,154	*	ION Geophysical Corp	349
12,955	*	IRIS International, Inc	131
31,091	*	Itron, Inc	1,922
30,992	*	Ixia	266
8,891		Keithley Instruments, Inc	79
8,260	*	Kensey Nash Corp	196
131,212		Kla-Tencor Corp	3,658
50,517	*	Kopin Corp	171
10,929	*	KVH Industries, Inc	136
63,078	*	L-1 Identity Solutions, Inc	517
8,713	*	LaBarge, Inc	99
140,430	*	Life Technologies Corp	6,635
112,581	*	LTX-Credence Corp	319
12,907	*	Lydall, Inc	99
17,643	*	MAKO Surgical Corp	220
38,810		Masimo Corp	924
9,778	*	Measurement Specialties, Inc	134
9,627	*	Medical Action Industries, Inc	115
843,614		Medtronic, Inc	30,598
23,230	*	Merit Medical Systems, Inc	373
25,984	*	Mettler-Toledo International, Inc	2,901
10,806	*	Micrus Endovascular Corp	225
42,613	*	Millipore Corp	4,545
21,996		Mine Safety Appliances Co	545
38,788	*	MKS Instruments, Inc	726
12,667	*	Movado Group, Inc	135
13,932		MTS Systems Corp	404
13,765	*	Nanometrics, Inc	139
43,965		National Instruments Corp	1,397
19,956	*	Natus Medical, Inc	325
15,786	*	Neogen Corp	411
27,910	*	Newport Corp	253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,456	*	NuVasive, Inc	$1,080
18,905	*	NxStage Medical, Inc	281
14,876	*	Orthofix International NV	477
57,344	*	Orthovita, Inc	116
2,713	*	OYO Geospace Corp	132
12,302	*	Palomar Medical Technologies, Inc	138
89,639		PerkinElmer, Inc	1,853
58,429	*	Resmed, Inc	3,553
7,581	*	Rochester Medical Corp	72
110,040		Rockwell Automation, Inc	5,402
121,376		Rockwell Collins, Inc	6,449
26,164	*	Rofin-Sinar Technologies, Inc	545
72,248		Roper Industries, Inc	4,043
20,900	*	Rudolph Technologies, Inc	158
13,011	*,m	SenoRx, Inc	143
25,744	*	Sirona Dental Systems, Inc	897
44,003	*	Solta Medical, Inc	84
8,984	*	Somanetics Corp	224
19,655	*	Sonic Solutions, Inc	164
12,040	*	SonoSite, Inc	326
21,581	*	Spectranetics Corp	112
249,893	*	St. Jude Medical, Inc	9,019
26,141	*	Staar Surgical Co	150
63,050	*	Star Scientific, Inc	103
16,786	*	Stereotaxis, Inc	56
45,845		STERIS Corp	1,425
241,276		Stryker Corp	12,078
32,497	*	Symmetry Medical, Inc	343
27,911	*	Syneron Medical Ltd	287
9,221	*	Synovis Life Technologies, Inc	141
28,421		Techne Corp	1,633
25,868	*	Teledyne Technologies, Inc	998
135,531	*	Teradyne, Inc	1,321
314,361	*	Thermo Electron Corp	15,420
43,318	*	Thoratec Corp	1,851
94,808	*	Trimble Navigation Ltd	2,655
37,485	*	Unilife Corp	218
12,709	*	Vascular Solutions, Inc	159
31,233	*	Veeco Instruments, Inc	1,071
11,927	*	Vital Images, Inc	152
62,291	*	Vivus, Inc	598
37,127	*	Volcano Corp	810
71,748	*	Waters Corp	4,642
28,863	*	Wright Medical Group, Inc	479
25,096	*	X-Rite, Inc	93
4,290		Young Innovations, Inc	121
155,004	*	Zimmer Holdings, Inc	8,378
14,948	*	Zoll Medical Corp	405
12,959	*	Zygo Corp	105

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	316,693

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
205,596		AON Corp	$7,632
79,596		Arthur J. Gallagher & Co	1,941
86,725		Brown & Brown, Inc	1,660
14,025	*	Crawford & Co (Class B)	44
338,761		Hartford Financial Services Group, Inc	7,497
5,396		Life Partners Holdings, Inc	110
414,879		Marsh & McLennan Cos, Inc	9,355
36,167	*	National Financial Partners Corp	353
79,778	*	Verisk Analytics, Inc	2,385
5,996		White Mountains Insurance Group Ltd	1,944

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	32,921

INSURANCE CARRIERS - 3.5%
259,014		ACE Ltd	13,334
324,598		Aetna, Inc	8,563
359,602		Aflac, Inc	15,344
4,869	*	Alleghany Corp	1,428
39,022		Allied World Assurance Holdings Ltd	1,771
412,110		Allstate Corp	11,840
223,278	*	Ambac Financial Group, Inc	150
46,461		American Equity Investment Life Holding Co	479
65,151		American Financial Group, Inc	1,780
93,396	*	American International Group, Inc	3,217
5,964		American National Insurance Co	483
10,022		American Physicians Capital, Inc	309
4,784		American Physicians Service Group, Inc	117
7,468	*	American Safety Insurance Holdings Ltd	117
37,665	*	AMERIGROUP Corp	1,223
13,065	*	Amerisafe, Inc	229
17,807		Amtrust Financial Services, Inc	214
39,079	*	Arch Capital Group Ltd	2,911
23,723		Argo Group International Holdings Ltd	726
59,781		Aspen Insurance Holdings Ltd	1,479
86,328		Assurant, Inc	2,996
141,003		Assured Guaranty Ltd	1,871
97,818		Axis Capital Holdings Ltd	2,907
4,897		Baldwin & Lyons, Inc (Class B)	103
27,814	*	Catalyst Health Solutions, Inc	960
39,667	*	Centene Corp	853
250,427		Chubb Corp	12,524
210,788		Cigna Corp	6,547
112,569		Cincinnati Financial Corp	2,912
32,879	*	Citizens, Inc (Class A)	219
19,762	*	CNA Financial Corp	505
16,018	*	CNA Surety Corp	257
177,105	*	Conseco, Inc	877
36,264		Delphi Financial Group, Inc (Class A)	885
9,364		Donegal Group, Inc (Class A)	115
4,503		EMC Insurance Group, Inc	99
34,055		Employers Holdings, Inc	502
35,363		Endurance Specialty Holdings Ltd	1,327
4,920	*	Enstar Group Ltd	327

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,958		Erie Indemnity Co (Class A)	$1,045
44,269		Everest Re Group Ltd	3,131
9,829		FBL Financial Group, Inc (Class A)	206
178,542		Fidelity National Title Group, Inc (Class A)	2,319
77,697		First American Corp	1,373
77,697		First American Financial Corp	985
8,814		First Mercury Financial Corp	93
40,236		Flagstone Reinsurance Holdings Ltd	435
10,330	*	Fpic Insurance Group, Inc	265
377,148	*	Genworth Financial, Inc (Class A)	4,929
20,683	*	Greenlight Capital Re Ltd (Class A)	521
7,438	*	Hallmark Financial Services	74
32,699		Hanover Insurance Group, Inc	1,422
10,427		Harleysville Group, Inc	324
87,439		HCC Insurance Holdings, Inc	2,165
76,650	*	Health Net, Inc	1,868
44,595	*	Healthspring, Inc	692
29,235		Horace Mann Educators Corp	447
131,212	*	Humana, Inc	5,992
10,619		Infinity Property & Casualty Corp	490
2,078		Kansas City Life Insurance Co	61
148,551	*	Leucadia National Corp	2,898
233,468		Lincoln National Corp	5,671
242,630		Loews Corp	8,082
34,934		Maiden Holdings Ltd	230
7,378	*	Markel Corp	2,509
74,338		Max Capital Group Ltd	1,396
110,630	*	MBIA, Inc	621
42,189		Meadowbrook Insurance Group, Inc	364
20,644		Mercury General Corp	855
450,959		Metlife, Inc	17,029
30,372	*	Metropolitan Health Networks, Inc	113
155,567	*	MGIC Investment Corp	1,072
8,123	*	Molina Healthcare, Inc	234
54,871		Montpelier Re Holdings Ltd	819
9,917		National Interstate Corp	197
1,551		National Western Life Insurance Co (Class A)	237
8,494	*	Navigators Group, Inc	349
19,348	*	Neostem, Inc	35
4,145		NYMAGIC, Inc	80
183,477		Old Republic International Corp	2,226
20,220		OneBeacon Insurance Group Ltd (Class A)	290
59,200		PartnerRe Ltd	4,152
98,653	*	Phoenix Cos, Inc	208
32,655		Platinum Underwriters Holdings Ltd	1,185
22,267	*	PMA Capital Corp (Class A)	146
93,447	*	PMI Group, Inc	270
13,808		Presidential Life Corp	126
18,348	*	Primerica, Inc	393
32,274	*	Primus Guaranty Ltd	119
244,384		Principal Financial Group	5,728
23,604	*	ProAssurance Corp	1,340

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

512,997		Progressive Corp	$9,603
65,519		Protective Life Corp	1,401
355,512		Prudential Financial, Inc	19,078
102,881		Radian Group, Inc	745
56,415		Reinsurance Group of America, Inc (Class A)	2,579
44,593		RenaissanceRe Holdings Ltd	2,509
14,489		RLI Corp	761
11,015		Safety Insurance Group, Inc	408
14,868		SeaBright Insurance Holdings, Inc	141
40,400		Selective Insurance Group, Inc	600
35,995		Stancorp Financial Group, Inc	1,459
9,480		State Auto Financial Corp	147
12,744		Stewart Information Services Corp	115
25,000		Symetra Financial Corp	300
62,213		Torchmark Corp	3,080
31,231		Tower Group, Inc	672
47,478		Transatlantic Holdings, Inc	2,277
379,421		Travelers Cos, Inc	18,687
14,800	*	Triple-S Management Corp (Class B)	275
25,828	*	United America Indemnity Ltd (Class A)	190
17,338		United Fire & Casualty Co	344
870,489		UnitedHealth Group, Inc	24,722
39,343		Unitrin, Inc	1,007
23,233	*	Universal American Financial Corp	335
10,064		Universal Insurance Holdings, Inc	42
256,834		UnumProvident Corp	5,573
62,895		Validus Holdings Ltd	1,536
97,634		W.R. Berkley Corp	2,583
32,075	*	WellCare Health Plans, Inc	761
327,190	*	WellPoint, Inc	16,009
1,029		Wesco Financial Corp	333
263,830		XL Capital Ltd	4,224

		TOTAL INSURANCE CARRIERS	312,807

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
88,315	*	Corrections Corp of America	1,685
39,357	*	Geo Group, Inc	817

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,502

LEATHER AND LEATHER PRODUCTS - 0.1%
235,442		Coach, Inc	8,605
62,394	*	CROCS, Inc	660
18,687	*	Genesco, Inc	492
54,965	*	Iconix Brand Group, Inc	790
6,477		RG Barry Corp	71
17,467	*	Steven Madden Ltd	551
32,067	*	Timberland Co (Class A)	518
5,214		Weyco Group, Inc	119
38,905		Wolverine World Wide, Inc	981

		TOTAL LEATHER AND LEATHER PRODUCTS	12,787

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

LEGAL SERVICES - 0.0%
36,298	*	FTI Consulting, Inc	$1,583
7,085	*	Pre-Paid Legal Services, Inc	322

		TOTAL LEGAL SERVICES	1,905

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
22,414	*	Emergency Medical Services Corp (Class A)	1,099
14,756	*	Rural Metro Corp	120

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,219

LUMBER AND WOOD PRODUCTS - 0.0%
8,518		American Woodmark Corp	146
9,014		Deltic Timber Corp	377
91,007	*	Louisiana-Pacific Corp	608
7,407		Skyline Corp	133
14,766		Universal Forest Products, Inc	448

		TOTAL LUMBER AND WOOD PRODUCTS	1,712

METAL MINING - 0.6%
48,487	*	Allied Nevada Gold Corp	954
38,598	*	Capital Gold Corp	154
103,149		Cleveland-Cliffs, Inc	4,865
68,483	*	Coeur d’Alene Mines Corp	1,081
331,261		Freeport-McMoRan Copper & Gold, Inc (Class B)	19,587
196,126	*	Golden Star Resources Ltd	859
180,218	*	Hecla Mining Co	941
65,101	*	Jaguar Mining, Inc	575
364,289		Newmont Mining Corp	22,491
53,526	*	Patriot Coal Corp	629
40,850	*	Rosetta Resources, Inc	809
36,144		Royal Gold, Inc	1,735
130,495		Southern Copper Corp (NY)	3,463
34,216	*	Stillwater Mining Co	398
107,058	*	Thompson Creek Metals Co, Inc	929
21,458	*	US Energy Corp Wyoming	102
68,813	*	US Gold Corp	345

		TOTAL METAL MINING	59,917

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
16,319	*	Armstrong World Industries, Inc	493
4,923		Blyth, Inc	168
51,179		Callaway Golf Co	309
22,322		Daktronics, Inc	167
98,113		Hasbro, Inc	4,033
33,342	*	Intrepid Potash, Inc	653
24,481	*	Jakks Pacific, Inc	352
68,707		Jarden Corp	1,845
34,167	*	Leapfrog Enterprises, Inc	137
8,407	*	Marine Products Corp	48
281,447		Mattel, Inc	5,956
3,981		Oil-Dri Corp of America	91
14,785	*	RC2 Corp	238
9,824	*	Russ Berrie & Co, Inc	69

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

44,601	*	Shuffle Master, Inc	$357
4,356	*	Steinway Musical Instruments, Inc	77
8,138	*	Summer Infant, Inc	53

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	15,046

MISCELLANEOUS RETAIL - 1.4%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	30
267,927	*	Amazon.com, Inc	29,273
28,636		Barnes & Noble, Inc	369
263,552		Best Buy Co, Inc	8,924
15,894		Big 5 Sporting Goods Corp	209
8,566	*	Blue Nile, Inc	403
5,600		Books-A-Million, Inc	34
41,091	*	Borders Group, Inc	55
10,668	*	Build-A-Bear Workshop, Inc	72
30,566	*	Cabela’s, Inc	432
22,738		Cash America International, Inc	779
44,420	*	CKX, Inc	222
46,768	*	Coldwater Creek, Inc	157
1,042,204		CVS Corp	30,557
67,126	*	Dick’s Sporting Goods, Inc	1,671
98,091	*	Dollar Tree, Inc	4,084
61,220	*	Drugstore.Com	189
36,390	*	Ezcorp, Inc (Class A)	675
11,202		Gaiam, Inc (Class A)	68
47,777	*	GSI Commerce, Inc	1,376
20,590	*	Hibbett Sports, Inc	493
30,139	*	HSN, Inc	723
20,233	*	Jo-Ann Stores, Inc	759
21,500	*	KAR Auction Services, Inc	266
13,001	*	Kirkland’s, Inc	219
32,978		MSC Industrial Direct Co (Class A)	1,670
24,699		Nutri/System, Inc	567
212,310	*	Office Depot, Inc	858
64,982	*	OfficeMax, Inc	849
11,517	*	Overstock.com, Inc	208
6,868	*	PC Connection, Inc	42
91,350		Petsmart, Inc	2,756
36,077	*	Priceline.com, Inc	6,369
12,039		Pricesmart, Inc	280
445,462	*	Rite Aid Corp	437
19,739	*	Shutterfly, Inc	473
65,800		Signet Jewelers Ltd	1,810
12,380	*	Stamps.com, Inc	127
558,736		Staples, Inc	10,644
9,938		Systemax, Inc	150
97,585		Tiffany & Co	3,699
12,284	*	Vitamin Shoppe, Inc	315
749,340		Walgreen Co	20,007
1,945		Winmark Corp	65
45,976		World Fuel Services Corp	1,193
18,944	*	Zumiez, Inc	305

		TOTAL MISCELLANEOUS RETAIL	134,863

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

MOTION PICTURES - 0.9%
10,098	*	Ascent Media Corp (Series A)	$255
24,879	*	Avid Technology, Inc	317
8,632	*	Carmike Cinemas, Inc	52
39,403		Cinemark Holdings, Inc	518
218,873	*	Discovery Communications, Inc (Class A)	7,816
55,399	*	DreamWorks Animation SKG, Inc (Class A)	1,581
52,820	*	Lions Gate Entertainment Corp	369
30,800		National CineMedia, Inc	513
1,750,236		News Corp (Class A)	20,933
60,087		Regal Entertainment Group (Class A)	784
7,217	*	Rentrak Corp	176
78,700	*	Rovi Corp	2,983
69,106		Scripps Networks Interactive (Class A)	2,788
872,842		Time Warner, Inc	25,233
114,426	*	tw telecom inc (Class A)	1,909
465,174		Viacom, Inc (Class B)	14,593

		TOTAL MOTION PICTURES	80,820

NONDEPOSITORY INSTITUTIONS - 0.8%
36,918		Advance America Cash Advance Centers, Inc	152
261,649	*	American Capital Ltd	1,261
803,112		American Express Co	31,883
49,343	*	AmeriCredit Corp	899
149,594		Apollo Investment Corp	1,396
147,601		Ares Capital Corp	1,849
8,522		Asta Funding, Inc	84
43,567		BlackRock Kelso Capital Corp	430
49,983	*	Boise, Inc	274
349,772		Capital One Financial Corp	14,095
246,176		CapitalSource, Inc	1,172
599,120		Chimera Investment Corp	2,163
153,256	*	CIT Group, Inc	5,188
11,828		CompuCredit Corp	47
5,640	*	Credit Acceptance Corp	275
16,956		Cypress Sharpridge Investments, Inc	215
419,226		Discover Financial Services	5,860
24,100	*	Doral Financial Corp	59
11,162	*	Encore Capital Group, Inc	230
2,603	*	ePlus, Inc	46
7,387		Federal Agricultural Mortgage Corp (Class C)	104
23,334	*	First Cash Financial Services, Inc	509
58,259	*	First Marblehead Corp	137
15,921		Gladstone Investment Corp	93
110,083	*	GLG Partners, Inc	482
5,889		Golub Capital BDC, Inc	85
60,592	*	Heckmann Corp	281
24,455		Hercules Technology Growth Capital, Inc	225
71,376		Lender Processing Services, Inc	2,235
50,285		MCG Capital Corp	243

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,981		Medallion Financial Corp	$66
20,204		Nelnet, Inc (Class A)	390
21,889	*	NewStar Financial, Inc	139
12,077		NGP Capital Resources Co	87
32,022		NRDC Acquisition Corp	309
57,265	*	Ocwen Financial Corp	584
24,585		PennantPark Investment Corp	235
41,814	*	PHH Corp	797
372,586	*	SLM Corp	3,871
4,400		Solar Capital Ltd	85
2,846		Student Loan Corp	69
6,653	*	THL Credit, Inc	77
20,926		TICC Capital Corp	176
8,996		Triangle Capital Corp	128
12,929	*	World Acceptance Corp	495

		TOTAL NONDEPOSITORY INSTITUTIONS	79,480

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
18,209		AMCOL International Corp	428
25,270		Compass Minerals International, Inc	1,776
29,702	*	General Moly, Inc	91
1,357	*	United States Lime & Minerals, Inc	52
98,368		Vulcan Materials Co	4,312

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	6,659

OIL AND GAS EXTRACTION - 4.3%
51,525	*	Abraxas Petroleum Corp	144
378,923		Anadarko Petroleum Corp	13,675
258,349		Apache Corp	21,751
6,580		APCO Argentina, Inc	155
6,556	*	Approach Resources, Inc	45
30,327	*	Arena Resources, Inc	967
59,928		Atlas America, Inc	1,622
33,846	*	ATP Oil & Gas Corp	358
41,374	*	Atwood Oceanics, Inc	1,056
328,863		Baker Hughes, Inc	13,671
22,381	*	Basic Energy Services, Inc	172
39,652		Berry Petroleum Co (Class A)	1,020
33,673	*	Bill Barrett Corp	1,036
62,158	*	Boots & Coots, Inc	183
89,897	*	Brigham Exploration Co	1,383
78,161		Cabot Oil & Gas Corp	2,448
67,178	*	Cal Dive International, Inc	393
22,753	*	Callon Petroleum Co	143
186,418	*	Cameron International Corp	6,062
25,047	*	Carrizo Oil & Gas, Inc	389
35,021	*	Cheniere Energy, Inc	99
496,466		Chesapeake Energy Corp	10,401
64,690		Cimarex Energy Co	4,631
4,602	*	Clayton Williams Energy, Inc	194
55,500	*	Cobalt International Energy, Inc	413
58,166	*	Complete Production Services, Inc	832

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,545	*	Comstock Resources, Inc	$1,013
68,611	*	Concho Resources, Inc	3,796
9,021	*	Contango Oil & Gas Co	404
24,174	*	Continental Resources, Inc	1,079
7,528	*	Dawson Geophysical Co	160
82,546	*	Delta Petroleum Corp	71
304,051	*	Denbury Resources, Inc	4,451
342,270		Devon Energy Corp	20,852
53,248		Diamond Offshore Drilling, Inc	3,311
81,717	*	Endeavour International Corp	87
21,960	*	Energy Partners Ltd	268
25,675	*	Energy Recovery, Inc	103
38,947	*	Energy XXI Bermuda Ltd	615
193,911		EOG Resources, Inc	19,075
113,016		Equitable Resources, Inc	4,084
11,704	*	Evolution Petroleum Corp	59
111,561		EXCO Resources, Inc	1,630
48,293	*	Exterran Holdings, Inc	1,246
85,352	*	Forest Oil Corp	2,335
24,931	*	FX Energy, Inc	90
33,304	*	Gastar Exploration Ltd	120
9,814	*	Georesources, Inc	137
5,362	*	Global Geophysical Services, Inc	37
79,950	*	Global Industries Ltd	359
27,174	*	GMX Resources, Inc	176
20,317	*	Goodrich Petroleum Corp	244
21,620	*	Gulfport Energy Corp	256
693,183		Halliburton Co	17,018
29,621	*	Harvest Natural Resources, Inc	218
81,706	*	Helix Energy Solutions Group, Inc	880
72,674		Helmerich & Payne, Inc	2,654
99,193	*	Hercules Offshore, Inc	241
14,150		Houston American Energy Corp	140
823	*	Isramco, Inc	39
12,909		Kayne Anderson Energy Development Co	196
95,985	*	Key Energy Services, Inc	881
68,947	*	Kodiak Oil & Gas Corp	220
36,629	*	Magnum Hunter Resources Corp	160
79,735	*	Mariner Energy, Inc	1,713
66,367	*	McMoRan Exploration Co	737
14,504	*	Miller Petroleum, Inc	84
220,756	*	Nabors Industries Ltd	3,890
320,833		National Oilwell Varco, Inc	10,610
102,938	*	Newfield Exploration Co	5,030
69,901	*	Newpark Resources, Inc	423
133,306		Noble Energy, Inc	8,042
34,375	*	Northern Oil And Gas, Inc	441
622,046		Occidental Petroleum Corp	47,992
42,236	*	Oceaneering International, Inc	1,896
37,088	*	Pacific Asia Petroleum, Inc	138
5,367		Panhandle Oil and Gas, Inc (Class A)	142
96,030	*	Parker Drilling Co	379

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

119,282		Patterson-UTI Energy, Inc	$1,535
35,015		Penn Virginia Corp	704
233,214	*	PetroHawk Energy Corp	3,958
16,488	*	Petroleum Development Corp	422
43,261	*	Petroquest Energy, Inc	292
42,944	*	Pioneer Drilling Co	243
88,660		Pioneer Natural Resources Co	5,271
108,164	*	Plains Exploration & Production Co	2,229
12,071	*	PowerSecure International, Inc	110
133,316	*	Pride International, Inc	2,978
94,219	*	Quicksilver Resources, Inc	1,036
43,093	*	RAM Energy Resources, Inc	89
122,881		Range Resources Corp	4,934
29,534	*	Resolute Energy Corp	361
26,939	*	Rex Energy Corp	272
88,128	*	Rowan Cos, Inc	1,934
23,456		RPC, Inc	320
913,465		Schlumberger Ltd	50,552
17,443	*	SEACOR Holdings, Inc	1,233
8,815	*	Seahawk Drilling, Inc	86
191,669		Smith International, Inc	7,216
265,005	*	Southwestern Energy Co	10,239
47,539		St. Mary Land & Exploration Co	1,909
36,323	*	Stone Energy Corp	405
59,956	*	Superior Energy Services	1,119
17,630	*	Superior Well Services, Inc	295
28,748	*	Swift Energy Co	774
49,984	*	Syntroleum Corp	82
23,351	*	Tesco Corp	287
52,437	*	Tetra Technologies, Inc	476
40,104		Tidewater, Inc	1,553
113,201	*	TransAtlantic Petroleum Ltd	359
116,837	*	Ultra Petroleum Corp	5,170
10,127	*	Union Drilling, Inc	56
29,837	*	Unit Corp	1,211
48,465		Vaalco Energy, Inc	271
15,433	*	Venoco, Inc	254
26,733		W&T Offshore, Inc	253
67,894	*	Warren Resources, Inc	197
566,588	*	Weatherford International Ltd	7,445
39,295	*	Whiting Petroleum Corp	3,082
30,921	*	Willbros Group, Inc	229

		TOTAL OIL AND GAS EXTRACTION	374,906

PAPER AND ALLIED PRODUCTS - 0.4%
84,337		Bemis Co	2,277
26,323	*	Buckeye Technologies, Inc	262
6,132	*	Cellu Tissue Holdings, Inc	48
38,005	*	Cenveo, Inc	208
32,513		Domtar Corporation	1,598
35,119		Glatfelter	381
86,187	*	Graphic Packaging Holding Co	271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,849		Greif, Inc (Class A)	$1,491
336,783		International Paper Co	7,622
25,561	*	Kapstone Paper and Packaging Corp	285
317,062		Kimberly-Clark Corp	19,223
131,629		MeadWestvaco Corp	2,922
11,726		Neenah Paper, Inc	215
79,420		Packaging Corp of America	1,749
28,937		Rock-Tenn Co (Class A)	1,437
14,072		Schweitzer-Mauduit International, Inc	710
77,510		Sonoco Products Co	2,363
83,185		Temple-Inland, Inc	1,719
37,679	*	Wausau Paper Corp	255

		TOTAL PAPER AND ALLIED PRODUCTS	45,036

PERSONAL SERVICES - 0.1%
101,777		Cintas Corp	2,439
23,500	*	Coinstar, Inc	1,010
3,696		CPI Corp	83
15,088		G & K Services, Inc (Class A)	312
248,832		H&R Block, Inc	3,904
8,861		Mac-Gray Corp	99
44,951		Regis Corp	700
76,850	*	Sally Beauty Holdings, Inc	630
188,345		Service Corp International	1,394
11,970	*	Steiner Leisure Ltd	460
11,503		Unifirst Corp	506
26,680		Weight Watchers International, Inc	685

		TOTAL PERSONAL SERVICES	12,222

PETROLEUM AND COAL PRODUCTS - 4.9%
9,171		Alon USA Energy, Inc	58
38,262	*	American Oil & Gas, Inc	240
1,538,300		Chevron Corp	104,389
1,139,776		ConocoPhillips	55,952
21,762	*	CVR Energy, Inc	164
7,530		Delek US Holdings, Inc	55
3,903,218		Exxon Mobil Corp	222,756
80,549		Frontier Oil Corp	1,083
12,062	*	Green Plains Renewable Energy, Inc	123
54,162	*	Headwaters, Inc	154
223,283		Hess Corp	11,240
34,558		Holly Corp	919
543,386		Marathon Oil Corp	16,894
146,026		Murphy Oil Corp	7,236
7,327		Quaker Chemical Corp	198
131,483	*	SandRidge Energy, Inc	767
93,049		Sunoco, Inc	3,235
108,582		Tesoro Corp	1,267
436,212		Valero Energy Corp	7,843
40,449		Walter Industries, Inc	2,462
11,564		WD-40 Co	386
34,300	*	Western Refining, Inc	173

		TOTAL PETROLEUM AND COAL PRODUCTS	437,594

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

PIPELINES, EXCEPT NATURAL GAS - 0.1%
496,323		Spectra Energy Corp	$9,961

		TOTAL PIPELINES, EXCEPT NATURAL GAS	9,961

PRIMARY METAL INDUSTRIES - 0.6%
84,758		AK Steel Holding Corp	1,010
783,333		Alcoa, Inc	7,880
75,995		Allegheny Technologies, Inc	3,358
36,981		Belden CDT, Inc	814
14,781	*	Brush Engineered Materials, Inc	295
34,840		Carpenter Technology Corp	1,144
51,400	*	Century Aluminum Co	454
15,305		Encore Wire Corp	278
40,126	*	General Cable Corp	1,069
107,866	*	Gerdau Ameristeel Corp	1,176
20,138	*	Gibraltar Industries, Inc	203
47,286	*	Globe Specialty Metals, Inc	488
9,402		Haynes International, Inc	290
33,599	*	Horsehead Holding Corp	254
46,993		Hubbell, Inc (Class B)	1,865
23,085		Matthews International Corp (Class A)	676
39,317	*	Metalico, Inc	156
27,916		Mueller Industries, Inc	687
8,552	*	Noranda Aluminium Holding Corp	55
8,845	*	Northwest Pipe Co	168
240,914		Nucor Corp	9,223
9,331		Olympic Steel, Inc	214
109,723		Precision Castparts Corp	11,294
55,860		Reliance Steel & Aluminum Co	2,019
23,200	*	RTI International Metals, Inc	559
16,575		Schnitzer Steel Industries, Inc (Class A)	650
165,292		Steel Dynamics, Inc	2,180
14,719		Texas Industries, Inc	435
65,998	*	Titanium Metals Corp	1,161
19,671		Tredegar Corp	321
108,604		United States Steel Corp	4,187
4,623	*	Universal Stainless & Alloy	74
60,823	*	Uranium Energy Corp	144
46,555		Worthington Industries, Inc	599

		TOTAL PRIMARY METAL INDUSTRIES	55,380

PRINTING AND PUBLISHING - 0.4%
34,106	*	ACCO Brands Corp	170
13,486	*	AH Belo Corp (Class A)	90
30,538		American Greetings Corp (Class A)	573
72,008	*	Belo (A.H.) Corp (Class A)	410
31,292		Bowne & Co, Inc	351
12,339	*	Cambium Learning Group, Inc	44
8,210	*	Consolidated Graphics, Inc	355
6,267		Courier Corp	77

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,480		CSS Industries, Inc	$90
38,457	*	Dex One Corp	731
23,101	*	Dolan Media Co	257
37,642		Dun & Bradstreet Corp	2,526
17,307		Ennis, Inc	260
21,197	*	EW Scripps Co (Class A)	157
184,081		Gannett Co, Inc	2,478
33,505		Harte-Hanks, Inc	350
33,375		John Wiley & Sons, Inc (Class A)	1,291
42,642	*	Journal Communications, Inc (Class A)	169
35,471	*	Lee Enterprises, Inc	91
29,313	*	Martha Stewart Living Omnimedia, Inc (Class A)	144
25,776	*	McClatchy Co (Class A)	94
243,394		McGraw-Hill Cos, Inc	6,849
16,772	*	Media General, Inc (Class A)	164
26,535		Meredith Corp	826
84,839	*	MSCI, Inc (Class A)	2,325
5,947		Multi-Color Corp	61
104,815	*	New York Times Co (Class A)	907
12,663	*	Playboy Enterprises, Inc (Class B)	53
22,048	*	Presstek, Inc	78
31,380		Primedia, Inc	92
158,991		R.R. Donnelley & Sons Co	2,602
10,767		Schawk, Inc (Class A)	161
22,736		Scholastic Corp	548
10,680		Standard Register Co	34
10,001	*	SuperMedia, Inc	183
286,206		Thomson Corp	10,254
38,340	*	Valassis Communications, Inc	1,216
33,510	*	VistaPrint Ltd	1,592
4,650		Washington Post Co (Class B)	1,909

		TOTAL PRINTING AND PUBLISHING	40,562

RAILROAD TRANSPORTATION - 0.8%
298,100		CSX Corp	14,795
29,836	*	Genesee & Wyoming, Inc (Class A)	1,113
76,927	*	Kansas City Southern Industries, Inc	2,796
283,490		Norfolk Southern Corp	15,039
17,000	*	RailAmerica, Inc	169
387,668		Union Pacific Corp	26,947

		TOTAL RAILROAD TRANSPORTATION	60,859

REAL ESTATE - 0.1%
216,135	*	CB Richard Ellis Group, Inc (Class A)	2,941
4,977		Consolidated-Tomoka Land Co	142
31,857		DuPont Fabros Technology, Inc	782
97,002	*	Forest City Enterprises, Inc (Class A)	1,098
29,389	*	Forestar Real Estate Group, Inc	528
14,181		Government Properties Income Trust	362
32,173		Jones Lang LaSalle, Inc	2,112
16,390	*	Kennedy-Wilson Holdings, Inc	166
19,220	*	LoopNet, Inc	237

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,749	*	St. Joe Co	$1,615
68,986		Stewart Enterprises, Inc (Class A)	373
26,189		Thomas Properties Group, Inc	87

		TOTAL REAL ESTATE	10,443

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
24,943		A. Schulman, Inc	473
5,113	*	AEP Industries, Inc	122
45,804		Cooper Tire & Rubber Co	893
9,928	*	Deckers Outdoor Corp	1,418
187,726	*	Goodyear Tire & Rubber Co	1,867
13,000	*	Graham Packaging Co, Inc	156
3,811		Lacrosse Footwear, Inc	64
17,882	*	Metabolix, Inc	256
214,307		Newell Rubbermaid, Inc	3,138
123,206		Sealed Air Corp	2,429
27,339	*	Skechers U.S.A., Inc (Class A)	998
25,932	*	Spartech Corp	266
21,697	*	STR Holdings, Inc	408
26,971		Titan International, Inc	269
13,203	*	Trex Co, Inc	265
48,715		Tupperware Corp	1,941
26,348		West Pharmaceutical Services, Inc	961

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	15,924

SECURITY AND COMMODITY BROKERS - 2.1%
198,531		Ameriprise Financial, Inc	7,173
21,300		Artio Global Investors, Inc	335
26,045		BlackRock, Inc	3,735
77,753	*	Broadpoint Securities Group, Inc	198
105,070		Broadridge Financial Solutions, Inc	2,002
16,951		Calamos Asset Management, Inc (Class A)	157
755,390		Charles Schwab Corp	10,711
50,311		CME Group, Inc	14,165
12,285		Cohen & Steers, Inc	255
28,011	*	Cowen Group, Inc	115
1,420		Diamond Hill Investment Group, Inc	80
21,313		Duff & Phelps Corp	269
169,616	*	E*Trade Financial Corp	2,005
92,458		Eaton Vance Corp	2,553
6,384		Epoch Holding Corp	78
11,307		Evercore Partners, Inc (Class A)	264
39,284	*	FBR Capital Markets Corp	131
65,791		Federated Investors, Inc (Class B)	1,363
35,957		Fifth Street Finance Corp	397
113,921		Franklin Resources, Inc	9,819
5,142		Friedman Billings Ramsey Group, Inc (Class A)	97
6,584		GAMCO Investors, Inc (Class A)	245
54,396		GFI Group, Inc	304
394,245		Goldman Sachs Group, Inc	51,752
22,433		Greenhill & Co, Inc	1,371
30,361	*	Interactive Brokers Group, Inc (Class A)	504

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

57,057	*	IntercontinentalExchange, Inc	$6,449
13,392	*	International Assets Holding Corp	214
336,471		Invesco Ltd	5,663
34,884	*	Investment Technology Group, Inc	560
137,373		Janus Capital Group, Inc	1,220
89,727		Jefferies Group, Inc	1,891
11,011		JMP Group, Inc	68
26,819	*	KBW, Inc	575
73,616	*	Knight Capital Group, Inc (Class A)	1,015
33,500	*	LaBranche & Co, Inc	143
73,441	*	Ladenburg Thalmann Financial Services, Inc	92
70,810		Lazard Ltd (Class A)	1,891
124,819		Legg Mason, Inc	3,499
21,429		MarketAxess Holdings, Inc	296
70,834	*	MF Global Holdings Ltd	404
1,070,427		Morgan Stanley	24,845
16,901	*	Morningstar, Inc	719
104,606	*	Nasdaq Stock Market, Inc	1,860
198,529		NYSE Euronext	5,485
7,363		Oppenheimer Holdings, Inc	176
30,987	*	optionsXpress Holdings, Inc	488
15,186	*	Penson Worldwide, Inc	86
13,978	*	Piper Jaffray Cos	450
9,591		Pzena Investment Management, Inc (Class A)	61
75,031		Raymond James Financial, Inc	1,853
8,937		Sanders Morris Harris Group, Inc	50
115,255		SEI Investments Co	2,347
23,214	*	Stifel Financial Corp	1,007
19,558		SWS Group, Inc	186
198,395		T Rowe Price Group, Inc	8,807
178,714	*	TD Ameritrade Holding Corp	2,734
15,283	*,m	Thomas Weisel Partners Group, Inc	90
64,858		Waddell & Reed Financial, Inc (Class A)	1,419
3,869		Westwood Holdings Group, Inc	136

		TOTAL SECURITY AND COMMODITY BROKERS	186,857

SOCIAL SERVICES - 0.0%
15,384	*	Capital Senior Living Corp	76
8,598	*	Providence Service Corp	120
19,452	*	Res-Care, Inc	188

		TOTAL SOCIAL SERVICES	384

SPECIAL TRADE CONTRACTORS - 0.0%
2,319		Alico, Inc	53
15,457	*	American DG Energy, Inc	48
16,152		Chemed Corp	883
76,040	*	Chicago Bridge & Iron Co NV (ADR)	1,430
33,040		Comfort Systems USA, Inc	319
32,076	*	Dycom Industries, Inc	274
50,074	*	EMCOR Group, Inc	1,160
28,439	*	Insituform Technologies, Inc (Class A)	582
13,874	*	Layne Christensen Co	337

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

162,009	*	Quanta Services, Inc	$3,346

		TOTAL SPECIAL TRADE CONTRACTORS	8,432

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
25,458		Apogee Enterprises, Inc	276
17,424	*	Cabot Microelectronics Corp	603
13,570		CARBO Ceramics, Inc	980
1,195,263		Corning, Inc	19,303
33,735		Eagle Materials, Inc	875
105,796		Gentex Corp	1,902
12,366	*	Libbey, Inc	161
35,019		Martin Marietta Materials, Inc	2,970
86,991	*	Owens Corning, Inc	2,602
127,123	*	Owens-Illinois, Inc	3,362
51,472	*	USG Corp	622

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	33,656

TEXTILE MILL PRODUCTS - 0.0%
23,047		Albany International Corp (Class A)	373
7,017	*	Culp, Inc	77
4,329	*	Delta Apparel, Inc	63
38,561		Interface, Inc (Class A)	414
43,299	*	Mohawk Industries, Inc	1,981
10,106		Oxford Industries, Inc	212
5,984	*,b	Xerium Technologies, Inc	84

		TOTAL TEXTILE MILL PRODUCTS	3,204

TOBACCO PRODUCTS - 1.2%
1,594,900		Altria Group, Inc	31,962
117,473		Fortune Brands, Inc	4,603
116,684		Lorillard, Inc	8,399
1,418,309		Philip Morris International, Inc	65,015
18,707		Universal Corp	742
30,746		Vector Group Ltd	517

		TOTAL TOBACCO PRODUCTS	111,238

TRANSPORTATION BY AIR - 0.3%
7,464	*	Air Methods Corp	222
28,455	*	Air Transport Services Group, Inc	135
97,497	*	Airtran Holdings, Inc	473
27,508	*	Alaska Air Group, Inc	1,236
9,924		Allegiant Travel Co	424
258,366	*	AMR Corp	1,752
19,165	*	Atlas Air Worldwide Holdings, Inc	911
27,721	*	Bristow Group, Inc	815
106,996	*	Continental Airlines, Inc (Class B)	2,354
23,678		Copa Holdings S.A. (Class A)	1,047
608,450	*	Delta Air Lines, Inc	7,149
40,654	*	Hawaiian Holdings, Inc	210
181,414	*	JetBlue Airways Corp	996
9,723	*	PHI, Inc	137
6,619	*	Pinnacle Airlines	36

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,002	*	Republic Airways Holdings, Inc	$165
45,222		Skywest, Inc	553
574,264		Southwest Airlines Co	6,380
125,620	*	UAL Corp	2,583
116,071	*	US Airways Group, Inc	999

		TOTAL TRANSPORTATION BY AIR	28,577

TRANSPORTATION EQUIPMENT - 2.8%
18,257		A.O. Smith Corp	880
29,552	*	AAR Corp	495
10,035	*	Aerovironment, Inc	218
37,781	*	American Axle & Manufacturing Holdings, Inc	277
7,032		American Railcar Industries, Inc	85
15,097	*	Amerigon, Inc (Class A)	111
9,523	*	Arctic Cat, Inc	87
72,992	*	ArvinMeritor, Inc	956
14,702	*	ATC Technology Corp	237
65,947	*	Autoliv, Inc	3,156
74,030	*	BE Aerospace, Inc	1,883
581,297		Boeing Co	36,476
69,036		Brunswick Corp	858
38,968		Clarcor, Inc	1,384
108,088	*	Dana Holding Corp	1,081
7,682	*	Dorman Products, Inc	156
7,637		Ducommun, Inc	131
13,635	*	Federal Mogul Corp (Class A)	178
50,117		Federal Signal Corp	303
56,935	*	Force Protection, Inc	233
2,553,380	*	Ford Motor Co	25,739
12,439		Freightcar America, Inc	281
10,861	*	Fuel Systems Solutions, Inc	282
42,477	*	GenCorp, Inc	186
264,727		General Dynamics Corp	15,502
122,555		Genuine Parts Co	4,835
96,547		Goodrich Corp	6,396
15,267	*	Greenbrier Cos, Inc	171
17,217	*	Group 1 Automotive, Inc	405
181,591		Harley-Davidson, Inc	4,037
61,544		Harsco Corp	1,446
22,583		Heico Corp	811
586,774		Honeywell International, Inc	22,903
21,747		Kaman Corp	481
35,702	*	Lear Corp	2,363
6,398	*	LMI Aerospace, Inc	101
236,779		Lockheed Martin Corp	17,640
7,280		Miller Industries, Inc	98
54,093	*	Navistar International Corp	2,661
44,747	*	Orbital Sciences Corp	706
69,175	*	Oshkosh Truck Corp	2,155
279,419		Paccar, Inc	11,140
24,262		Polaris Industries, Inc	1,325
5,233		Portec Rail Products, Inc	60

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,024		Spartan Motors, Inc	$126
82,916	*	Spirit Aerosystems Holdings, Inc (Class A)	1,580
11,969		Standard Motor Products, Inc	97
17,715		Superior Industries International, Inc	238
46,120	*	Tenneco, Inc	971
25,787		Thor Industries, Inc	612
35,310		TransDigm Group, Inc	1,802
61,064		Trinity Industries, Inc	1,082
12,884		Triumph Group, Inc	858
60,301	*	TRW Automotive Holdings Corp	1,662
714,624		United Technologies Corp	46,387
35,145	*	Wabash National Corp	250
34,990		Westinghouse Air Brake Technologies Corp	1,396
24,826	*	Winnebago Industries, Inc	247

		TOTAL TRANSPORTATION EQUIPMENT	228,217

TRANSPORTATION SERVICES - 0.4%
14,656		Ambassadors Group, Inc	165
127,911		CH Robinson Worldwide, Inc	7,120
8,003	*	Dynamex, Inc	98
7,871	*	Echo Global Logistics, Inc	96
164,248		Expeditors International Washington, Inc	5,668
239,917		FedEx Corp	16,820
35,871		GATX Corp	957
28,305	*	Hub Group, Inc (Class A)	849
34,104	*	Interval Leisure Group, Inc	425
23,547	*	Orbitz Worldwide, Inc	90
31,042	*	Pacer International, Inc	217
8,012	*	Roadrunner Transportation Services Holdings, Inc	114
81,226		UTI Worldwide, Inc	1,006

		TOTAL TRANSPORTATION SERVICES	33,625

TRUCKING AND WAREHOUSING - 0.4%
19,331		Arkansas Best Corp	400
16,346	*	Celadon Group, Inc	231
40,201		Con-way, Inc	1,207
22,919		Forward Air Corp	625
33,265		Heartland Express, Inc	483
70,799		J.B. Hunt Transport Services, Inc	2,312
38,624		Landstar System, Inc	1,506
10,239	*	Marten Transport Ltd	213
21,283	*	Old Dominion Freight Line	748
3,632	*	PAM Transportation Services, Inc	55
1,137	*	Patriot Transportation Holding, Inc	92
9,635	*	Saia, Inc	145
546,982		United Parcel Service, Inc (Class B)	31,117
3,884		Universal Truckload Services, Inc	54
5,744	*	USA Truck, Inc	93
33,067		Werner Enterprises, Inc	724

		TOTAL TRUCKING AND WAREHOUSING	40,005

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

WATER TRANSPORTATION - 0.2%
30,756		Alexander & Baldwin, Inc	$916
8,786	*	American Commercial Lines, Inc	198
12,726	*	Baltic Trading Ltd	145
334,715		Carnival Corp	10,122
38,961		DHT Maritime, Inc	150
51,764	*	Eagle Bulk Shipping, Inc	218
26,769	*	Excel Maritime Carriers Ltd	137
39,564		Frontline Ltd	1,129
20,776	*	Genco Shipping & Trading Ltd	311
39,620		General Maritime Corp	239
24,752		Golar LNG Ltd	244
16,361	*	Gulfmark Offshore, Inc	429
23,837		Horizon Lines, Inc (Class A)	101
18,746	*	Hornbeck Offshore Services, Inc	274
4,290		International Shipholding Corp	95
41,752	*	Kirby Corp	1,597
11,975		Knightsbridge Tankers Ltd	211
37,402		Nordic American Tanker Shipping	1,051
19,618		Overseas Shipholding Group, Inc	727
101,674	*	Royal Caribbean Cruises Ltd	2,315
9,989	*	Scorpio Tankers, Inc	114
34,031		Ship Finance International Ltd	608
32,878		Teekay Corp	860
20,361		Teekay Tankers Ltd (Class A)	227
18,066	*	Ultrapetrol Bahamas Ltd	79

		TOTAL WATER TRANSPORTATION	22,497

WHOLESALE TRADE-DURABLE GOODS - 0.4%
18,766		Agilysys, Inc	126
32,556		Applied Industrial Technologies, Inc	824
92,479	*	Arrow Electronics, Inc	2,067
10,405	*	Ballantyne Strong, Inc	75
36,508		Barnes Group, Inc	598
35,044	*	Beacon Roofing Supply, Inc	631
89,459	*	BorgWarner, Inc	3,341
20,896	*	Cardtronics, Inc	271
11,808	*	Castle (A.M.) & Co	164
8,056	*	Chindex International, Inc	101
25,681	*	Conceptus, Inc	400
14,464	*	DemandTec, Inc	98
18,652	*	Digi International, Inc	154
16,941	*	Drew Industries, Inc	342
21,300	*	Emdeon, Inc	267
3,945	*	Global Defense Technology & Systems, Inc	50
32,412	*	Hansen Medical, Inc	69
12,024		Houston Wire & Cable Co	130
124,656	*	Ingram Micro, Inc (Class A)	1,894
34,716	*	Insight Enterprises, Inc	457
27,412	*	Interline Brands, Inc	474
43,324		Knight Transportation, Inc	877
3,000		Lawson Products, Inc	51
110,420	*	LKQ Corp	2,129

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,286	*	MedAssets, Inc	$768
38,200	*	Merge Healthcare, Inc	112
8,652	*	Metals USA Holdings Corp	129
9,533	*	MWI Veterinary Supply, Inc	479
48,567		Owens & Minor, Inc	1,378
79,206		Patterson Cos, Inc	2,260
37,199		PEP Boys - Manny Moe & Jack	330
38,375		Pool Corp	841
41,924	*	PSS World Medical, Inc	887
53,861		Solera Holdings, Inc	1,949
6,849		Sport Supply Group, Inc	92
38,600	*	Talecris Biotherapeutics Holdings Corp	814
38,960	*	Tech Data Corp	1,388
10,213	*	Titan Machinery, Inc	134
29,444	*	TomoTherapy, Inc	94
27,050	*	Tyler Technologies, Inc	420
46,924		W.W. Grainger, Inc	4,667
32,103	*	WESCO International, Inc	1,081
11,292	*	West Marine, Inc	123

		TOTAL WHOLESALE TRADE-DURABLE GOODS	33,536

WHOLESALE TRADE-NONDURABLE GOODS - 0.7%
17,815		Aceto Corp	102
63,364		Airgas, Inc	3,941
31,521	*	Akorn, Inc	94
68,179	*	Alliance One International, Inc	243
48,859		Allscripts Healthcare Solutions, Inc	787
13,080		Andersons, Inc	426
31,488	*	BioScrip, Inc	165
19,314	*	BMP Sunstone Corp	99
80,902		Brown-Forman Corp (Class B)	4,630
277,015		Cardinal Health, Inc	9,311
53,541	*	Central European Distribution Corp	1,145
8,801	*	Clearwater Paper Corp	482
8,334	*	Core-Mark Holding Co, Inc	228
89,664	*	Endo Pharmaceuticals Holdings, Inc	1,956
31,042	*	Fresh Del Monte Produce, Inc	628
85,098	*	Green Mountain Coffee Roasters, Inc	2,187
29,988	*	Hain Celestial Group, Inc	605
69,402	*	Henry Schein, Inc	3,810
46,184		Herbalife Ltd	2,127
6,203	*	Kenneth Cole Productions, Inc (Class A)	68
8,500	*	KRATON Polymers LLC	160
19,366	*	K-Swiss, Inc (Class A)	217
16,187	*	LSB Industries, Inc	215
40,609		Men’s Wearhouse, Inc	746
23,791		Myers Industries, Inc	192
10,977		Nash Finch Co	375
38,826		Nu Skin Enterprises, Inc (Class A)	969
8,860	*	Perry Ellis International, Inc	179
9,325		Schiff Nutrition International, Inc	66
14,249	*	School Specialty, Inc	257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,527		Spartan Stores, Inc	$254
14,223	*	Synutra International, Inc	230
453,353		Sysco Corp	12,952
28,003		Tractor Supply Co	1,708
33,743	*	United Natural Foods, Inc	1,008
18,197	*	United Stationers, Inc	992
13,192	*	Volcom, Inc	245
15,316		Zep, Inc	267

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	54,066

		TOTAL COMMON STOCKS	8,882,879

		(Cost $8,832,375)

RIGHTS / WARRANTS - 0.0%
EATING AND DRINKING PLACES - 0.0%
2,604		Krispy Kreme Doughnuts, Inc	0	^

		TOTAL EATING AND DRINKING PLACES	0	^

OIL AND GAS EXTRACTION - 0.0%
5,604	m	Zion Oil & Gas, Inc	0	^

		TOTAL OIL AND GAS EXTRACTION	0	^

		TOTAL RIGHTS / WARRANTS	0	^

		(Cost $0)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.1%
U.S. TREASURY BILLS - 0.1%
$10,900,000	United States Treasury Bill	08/05/10	10,899

	TOTAL U.S. TREASURY BILLS		10,899

	TOTAL SHORT-TERM INVESTMENTS		10,899

	(Cost $10,899)
	TOTAL INVESTMENTS - 99.1%		8,893,778
	(Cost $8,843,274)
	OTHER ASSETS & LIABILITIES, NET - 0.9%		83,007

	NET ASSETS - 100.0%		$8,976,785

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy
m	Indicates a security that has been deemed illiquid.
Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.1%

CHEMICALS AND ALLIED PRODUCTS - 0.1%
$ 4,975,000	i	JohnsonDiversey, Inc	5.500%	11/24/15	$4,962
2,339,309	i	Mylan, Inc	3.750	10/02/14	2,319
4,987,437	i	Nalco Co	6.500	05/13/16	4,969

		TOTAL CHEMICALS AND ALLIED PRODUCTS			12,250

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.0%
4,968,750	i	Reynolds Consumer Products Term Loan	6.250	11/16/15	4,938

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			4,938

		TOTAL BANK LOAN OBLIGATIONS			17,188

		(Cost $17,300)

BONDS - 98.6%

CORPORATE BONDS - 30.7%

AGENCY SECURITIES - 6.2%
23,709,568		AMAL Ltd	3.470	08/21/21	24,367
28,000,000		Bank of America Corp	2.380	06/22/12	28,854
4,000,000		CitiBank NA	1.380	08/10/11	4,038
34,000,000		Citigroup Funding, Inc	2.000	03/30/12	34,707
40,000,000		Citigroup Funding, Inc	1.880	10/22/12	40,841
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,353
45,500,000		Citigroup, Inc	2.130	04/30/12	46,615
25,000,000		General Electric Capital Corp	3.000	12/09/11	25,825
61,500,000		General Electric Capital Corp	2.250	03/12/12	63,097
37,400,000		General Electric Capital Corp	2.200	06/08/12	38,387
15,000,000		General Electric Capital Corp	2.130	12/21/12	15,421
7,000,000		General Electric Capital Corp	2.630	12/28/12	7,274
54,875,000		GMAC, Inc	1.750	10/30/12	55,827
61,800,000		GMAC, Inc	2.200	12/19/12	63,501
50,000,000		JPMorgan Chase & Co	3.130	12/01/11	51,726
10,000,000		KeyBank NA	3.200	06/15/12	10,462
10,000,000		New York Community Bank	3.000	12/16/11	10,343
24,574,185		Premier Aircraft Leasing	3.580	02/06/22	25,313
20,000,000		Private Export Funding Corp	4.300	12/15/21	20,869
10,000,000		Regions Bank	3.250	12/09/11	10,364
4,545,372		Rowan Cos, Inc	3.530	05/01/20	4,601
9,583,290		Rowan Cos, Inc	3.160	07/15/21	9,730
9,493,921		San Clemente Leasing LLC	3.590	08/27/21	9,972
4,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	4,110
6,500,000		Sovereign Bank	2.750	01/17/12	6,717
39,000,000		State Street Corp	2.150	04/30/12	39,938
15,000,000		US Bancorp	2.250	03/13/12	15,390

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 9,500,000		US Central Federal Credit Union	1.900%	10/19/12	$9,696
18,400,000		Wells Fargo & Co	2.130	06/15/12	18,894
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,083

		TOTAL AGENCY SECURITIES			714,315

AMUSEMENT AND RECREATION SERVICES - 0.1%
1,000,000		Penn National Gaming, Inc	8.750	08/15/19	1,028
2,000,000		Speedway Motorsports, Inc	6.750	06/01/13	1,995
7,825,000		Walt Disney Co	4.500	12/15/13	8,618

		TOTAL AMUSEMENT AND RECREATION SERVICES			11,641

AUTO REPAIR, SERVICES AND PARKING - 0.0%
3,890,000	g	ERAC USA Finance LLC	5.250	10/01/20	3,931

		TOTAL AUTO REPAIR, SERVICES AND PARKING			3,931

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
7,750,000		Advance Auto Parts, Inc	5.750	05/01/20	7,924

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			7,924

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
2,150,000		Home Depot, Inc	5.250	12/16/13	2,364
3,900,000		Home Depot, Inc	5.880	12/16/36	3,998

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			6,362

BUSINESS SERVICES - 0.3%
3,825,000		Adobe Systems, Inc	3.250	02/01/15	3,928
3,250,000		Daimler Finance North America LLC	5.880	03/15/11	3,349
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	7,706
4,500,000		Hanarotelecom, Inc	7.000	02/01/12	4,679
1,970,000		Interpublic Group of Cos, Inc	6.250	11/15/14	1,980
1,000,000		Iron Mountain, Inc	7.750	01/15/15	1,007
840,000		Iron Mountain, Inc	8.380	08/15/21	857
375,000		Lamar Media Corp	6.630	08/15/15	355
2,160,000	g	Lamar Media Corp	7.880	04/15/18	2,155
2,000,000		Nielsen Finance LLC	10.000	08/01/14	2,045
1,425,000		Nielsen Finance LLC	12.500	08/01/16	1,357
3,925,000		Oracle Corp	3.750	07/08/14	4,202
3,100,000		Oracle Corp	5.750	04/15/18	3,589
2,000,000		Sungard Data Systems, Inc	9.130	08/15/13	2,033
2,310,000		Sungard Data Systems, Inc	10.250	08/15/15	2,385

		TOTAL BUSINESS SERVICES			41,627

CHEMICALS AND ALLIED PRODUCTS - 1.3%
1,550,000		Abbott Laboratories	5.600	05/15/11	1,614
8,100,000		Abbott Laboratories	4.130	05/27/20	8,485
3,975,000		Abbott Laboratories	5.300	05/27/40	4,171
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,834
6,630,000		Air Products & Chemicals, Inc	4.380	08/21/19	6,921
1,125,000		Airgas, Inc	4.500	09/15/14	1,170
1,000,000	g	Airgas, Inc	7.130	10/01/18	1,073
4,500,000	g	Braskem SA	7.000	05/07/20	4,545
1,570,000		Clorox Co	5.450	10/15/12	1,708

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,000,000		Clorox Co	3.550%	11/01/15	$1,055
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,076
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	6,729
6,000,000		EI Du Pont de Nemours & Co	4.630	01/15/20	6,452
6,170,000		Eli Lilly & Co	3.550	03/06/12	6,434
3,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	4,291
1,610,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	1,597
4,000,000		Johnson & Johnson	5.850	07/15/38	4,705
2,435,000		Life Technologies Corp	3.380	03/01/13	2,489
1,550,000		Life Technologies Corp	4.400	03/01/15	1,603
3,750,000		Novartis Capital Corp	4.130	02/10/14	4,046
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,229
2,715,000		Novartis Capital Corp	4.400	04/24/20	2,927
10,000,000		Pfizer, Inc	4.450	03/15/12	10,551
3,230,000		Pfizer, Inc	5.350	03/15/15	3,659
7,150,000		Pfizer, Inc	6.200	03/15/19	8,497
7,100,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	7,553
5,050,000		Praxair, Inc	5.250	11/15/14	5,667
4,975,000		Procter & Gamble Co	5.550	03/05/37	5,622
3,225,000		Schering-Plough Corp	6.550	09/15/37	4,012
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,177
3,000,000		Solutia, Inc	7.880	03/15/20	2,993
5,315,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	5,419

		TOTAL CHEMICALS AND ALLIED PRODUCTS			151,304

COAL MINING - 0.1%
1,000,000	g	Arch Coal, Inc	8.750	08/01/16	1,043
4,500,000	g	Drummond Co, Inc	7.380	02/15/16	4,229
1,500,000		Peabody Energy Corp	7.380	11/01/16	1,562

		TOTAL COAL MINING			6,834

COMMUNICATIONS - 2.6%
2,400,000	g	America Movil SAB de C.V.	5.000	03/30/20	2,480
4,000,000	g	America Movil SAB de C.V.	6.130	03/30/40	4,177
4,300,000		American Tower Corp	4.630	04/01/15	4,473
2,000,000		AT&T, Inc	6.150	09/15/34	2,100
3,625,000		AT&T, Inc	6.500	09/01/37	4,021
11,500,000		AT&T, Inc	6.300	01/15/38	12,480
1,745,000		BellSouth Capital Funding Corp	7.880	02/15/30	2,139
13,125,000		BellSouth Corp	5.200	09/15/14	14,584
14,950,000		Cellco Partnership	3.750	05/20/11	15,312
3,025,000		Cellco Partnership	5.550	02/01/14	3,391
15,600,000		Cellco Partnership	8.500	11/15/18	20,281
1,011,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	1,171
5,790,000		Comcast Corp	5.150	03/01/20	6,062
2,125,000		Comcast Corp	5.650	06/15/35	2,093
7,850,000		Comcast Corp	6.400	03/01/40	8,449
1,455,000	g	CSC Holdings LLC	8.500	04/15/14	1,517
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,167
3,875,000		DIRECTV Holdings LLC	4.750	10/01/14	4,104
15,550,000		DIRECTV Holdings LLC	3.550	03/15/15	15,653
4,740,000		DIRECTV Holdings LLC	7.630	05/15/16	5,149
15,750,000		DIRECTV Holdings LLC	5.200	03/15/20	16,415

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 2,000,000		DISH DBS Corp	7.880%	09/01/19	$2,080
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,371
1,150,000		GTE Corp	6.840	04/15/18	1,300
4,187,500	o	Intelsat Bermuda Ltd	11.500	02/04/17	4,177
3,500,000	g	MTS International Funding Ltd	8.630	06/22/20	3,621
8,700,000	g	NBC Universal, Inc	5.150	04/30/20	9,074
4,000,000	g	NBC Universal, Inc	6.400	04/30/40	4,273
4,000,000		New Cingular Wireless Services, Inc	7.880	03/01/11	4,183
3,155,000		New Cingular Wireless Services, Inc	8.750	03/01/31	4,331
3,000,000	g	Qwest Communications International, Inc	7.130	04/01/18	2,993
3,000,000		Qwest Corp	8.880	03/15/12	3,218
2,000,000	g	SBA Telecommunications, Inc	8.000	08/15/16	2,070
4,500,000		Sprint Capital Corp	8.750	03/15/32	4,298
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,099
3,075,000		Telecom Italia Capital S.A.	6.180	06/18/14	3,215
2,825,000		Telecom Italia Capital S.A.	7.000	06/04/18	3,009
16,275,000		Telecom Italia Capital S.A.	7.180	06/18/19	17,521
16,965,000		Telefonica Emisiones SAU	5.130	04/27/20	17,004
4,500,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	4,710
4,500,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	5,389
5,495,000		Time Warner Cable, Inc	6.200	07/01/13	6,146
3,075,000		Time Warner Cable, Inc	6.750	07/01/18	3,530
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,650
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	11,898
5,550,000		Verizon Communications, Inc	4.350	02/15/13	5,933
2,905,000		Verizon Communications, Inc	8.750	11/01/18	3,776
3,875,000		Verizon Communications, Inc	6.250	04/01/37	4,163
2,900,000		Verizon Communications, Inc	6.400	02/15/38	3,196
3,100,000		Verizon Communications, Inc	8.950	03/01/39	4,391
6,500,000		Verizon Virginia, Inc	4.630	03/15/13	6,859
3,875,000		Viacom, Inc	4.380	09/15/14	4,119
1,500,000		Virgin Media Finance plc	9.500	08/15/16	1,584

		TOTAL COMMUNICATIONS			312,399

DEPOSITORY INSTITUTIONS - 4.0%
4,450,000	g	Banco do Brasil S.A.	6.000	01/22/20	4,598
4,500,000	g	Banco Santander Brasil	4.500	04/06/15	4,433
4,400,000	g,i	Banco Santander Chile	1.560	04/20/12	4,397
3,050,000		Bank of America Corp	4.900	05/01/13	3,195
4,850,000		Bank of America Corp	7.380	05/15/14	5,436
11,300,000		Bank of America Corp	4.500	04/01/15	11,421
18,550,000		Bank of America Corp	5.300	03/15/17	18,677
8,525,000		Bank of America Corp	6.000	09/01/17	8,971
5,725,000		Bank of America Corp	5.750	12/01/17	5,937
2,500,000	g	Bank of China Hong Kong Ltd	5.550	02/11/20	2,486
16,500,000	g	Bank of Montreal	2.850	06/09/15	16,770
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	6,122
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,605
4,250,000		Bank One Corp	5.250	01/30/13	4,523
3,750,000		Barclays Bank plc	5.200	07/10/14	3,958
3,900,000	g	Barclays Bank plc	6.050	12/04/17	3,936
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	1,138
6,000,000		BB&T Corp	3.850	07/27/27	6,255

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 4,760,000	g	BBVA Bancomer S.A.	7.250%	04/22/20	$4,696
2,500,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	2,528
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,020
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,682
5,000,000		Capital One Capital V	8.880	05/15/40	5,207
5,150,000		Capital One Financial Corp	5.700	09/15/11	5,357
3,250,000		Citigroup, Inc	5.100	09/29/11	3,342
7,375,000		Citigroup, Inc	5.300	10/17/12	7,643
6,655,000		Citigroup, Inc	5.000	09/15/14	6,656
5,800,000		Citigroup, Inc	5.500	10/15/14	5,963
4,525,000		Citigroup, Inc	6.130	05/15/18	4,723
10,375,000		Citigroup, Inc	8.500	05/22/19	12,368
7,575,000		Citigroup, Inc	6.880	03/05/38	7,947
3,825,000		Citigroup, Inc	8.130	07/15/39	4,563
8,550,000		Credit Suisse	5.000	05/15/13	9,135
8,250,000		Credit Suisse	5.500	05/01/14	9,020
8,000,000		Credit Suisse	5.300	08/13/19	8,480
45,000,000	g	Depfa ACS Bank	5.130	03/16/37	32,886
3,500,000		Deutsche Bank AG.	3.880	08/18/14	3,615
5,980,000		Discover Bank	7.000	04/15/20	6,038
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,652
4,500,000	g	Hana Bank	4.500	10/30/15	4,490
7,000,000		HSBC Bank USA NA	4.630	04/01/14	7,373
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,586
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,174
4,350,000	g	ICICI Bank Ltd	5.500	03/25/15	4,496
4,400,000	g	Itau Unibanco Banco Multiplo S.A.	6.200	04/15/20	4,510
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	3,953
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	4,694
7,000,000		JPMorgan Chase & Co	3.700	01/20/15	7,160
9,770,000		JPMorgan Chase & Co	6.000	01/15/18	10,788
11,800,000		JPMorgan Chase & Co	6.300	04/23/19	13,328
7,700,000		JPMorgan Chase & Co	4.950	03/25/20	8,002
3,025,000		JPMorgan Chase & Co	6.400	05/15/38	3,501
3,875,000	g	Lloyds TSB Bank plc	5.800	01/13/20	3,658
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	4,017
12,750,000		Northern Trust Corp	4.630	05/01/14	13,937
8,000,000		PNC Funding Corp	5.130	02/08/20	8,319
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,052
3,050,000		Regions Financial Corp	4.880	04/26/13	3,066
3,050,000		Regions Financial Corp	5.750	06/15/15	3,031
9,000,000	g	Royal Bank of Canada	3.130	04/14/15	9,336
4,500,000	g	Shinhan Bank	4.380	09/15/15	4,461
6,350,000		State Street Corp	4.300	05/30/14	6,762
2,000,000		Union Bank of California NA	5.950	05/11/16	2,145
5,000,000		US Bank NA	4.950	10/30/14	5,449
1,925,000		USB Capital XIII Trust	6.630	12/15/39	2,030
5,125,000		Wachovia Bank NA	5.300	10/15/11	5,364
8,275,000		Wachovia Bank NA	4.800	11/01/14	8,666
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,036
2,975,000		Wachovia Corp	5.500	05/01/13	3,229
3,500,000		Wells Fargo & Co	5.250	10/23/12	3,746
5,500,000		Wells Fargo & Co	4.950	10/16/13	5,850

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,650,000		Wells Fargo & Co	4.750%	02/09/15	$11,146
6,525,000		Wells Fargo & Co	3.630	04/15/15	6,667
3,000,000		Zions Bancorporation	7.750	09/23/14	3,057

		TOTAL DEPOSITORY INSTITUTIONS			470,458

ELECTRIC, GAS, AND SANITARY SERVICES - 2.2%
259,000	g	AES Corp	8.750	05/15/13	263
2,250,000		AGL Capital Corp	5.250	08/15/19	2,380
2,000,000		AGL Capital Corp	6.000	10/01/34	2,100
8,435,000		Alliant Energy Corp	1.000	10/15/14	8,703
5,500,000		Atmos Energy Corp	8.500	03/15/19	6,913
4,500,000		Carolina Power & Light Co	5.130	09/15/13	4,956
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,311
2,750,000		Carolina Power & Light Co	5.700	04/01/35	2,975
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	2,436
4,250,000		CenterPoint Energy Resources Corp	7.880	04/01/13	4,870
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	3,758
4,375,000	g	Colbun S.A.	6.000	01/21/20	4,568
4,200,000		Commonweatlh Edison Co	5.900	03/15/36	4,574
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,057
1,500,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,590
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	3,773
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	3,711
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,599
4,500,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	4,585
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	8,093
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,479
1,335,000	g	Enel Finance International S.A.	3.880	10/07/14	1,346
4,000,000		FirstEnergy Solutions Corp	4.800	02/15/15	4,186
4,000,000		FirstEnergy Solutions Corp	6.050	08/15/21	4,080
2,000,000		Florida Power Corp	6.400	06/15/38	2,390
5,000,000		Georgia Power Co	5.400	06/01/40	5,140
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,850
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,172
2,460,000	g	Kazatomprom	6.250	05/20/15	2,491
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	3,018
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,516
3,850,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	3,967
2,092,000		Mirant North America LLC	7.380	12/31/13	2,139
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,228
2,800,000		Nevada Power Co	6.500	08/01/18	3,205
3,500,000		Nevada Power Co	6.650	04/01/36	3,980
3,250,000		NiSource Finance Corp	10.750	03/15/16	4,165
1,500,000		NRG Energy, Inc	7.250	02/01/14	1,521
4,075,000		ONEOK Partners LP	5.900	04/01/12	4,347
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	6,717
2,750,000		PacifiCorp	6.000	01/15/39	3,159
6,750,000		PG&E Corp	5.750	04/01/14	7,477
750,000		Potomac Electric Power Co	7.900	12/15/38	1,019
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,519
2,000,000		Public Service Co of Colorado	7.880	10/01/12	2,281
2,825,000		Public Service Co of Colorado	4.880	03/01/13	3,073
2,500,000		Public Service Co of Colorado	5.500	04/01/14	2,780

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 8,800,000		Public Service Co of Oklahoma	5.150%	12/01/19	$9,266
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,896
4,415,000	g	Republic Services, Inc	5.000	03/01/20	4,578
4,135,000	g	Republic Services, Inc	5.250	11/15/21	4,351
5,810,000	g	Republic Services, Inc	6.200	03/01/40	6,232
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	1,800
3,100,000		San Diego Gas & Electric Co	5.350	05/15/40	3,346
4,000,000		Sempra Energy	6.000	10/15/39	4,244
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,173
2,600,000		Veolia Environnement	5.250	06/03/13	2,806
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,874
9,040,000		Waste Management, Inc	6.130	11/30/39	9,774
3,000,000	g	Williams Partners LP	3.800	02/15/15	3,019
5,350,000	g	Williams Partners LP	5.250	03/15/20	5,471
6,200,000	g	Williams Partners LP	6.300	04/15/40	6,229
3,000,000		Wisconsin Electric Power Co	5.630	05/15/33	3,248

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			250,767

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.5%
4,000,000		Amphenol Corp	4.750	11/15/14	4,239
3,838,000		Analog Devices, Inc	5.000	07/01/14	4,148
10,685,000		Cisco Systems, Inc	4.450	01/15/20	11,279
3,300,000		General Electric Co	5.250	12/06/17	3,588
2,550,000		Hewlett-Packard Co	2.950	08/15/12	2,643
4,450,000		L-3 Communications Corp	6.380	10/15/15	4,450
2,255,000		L-3 Communications Corp	5.200	10/15/19	2,352
2,150,000		National Semiconductor Corp	3.950	04/15/15	2,179
4,500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	4,905
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	3,414
2,190,000		Tyco International Finance S.A.	4.130	10/15/14	2,325
5,600,000		Whirlpool Corp	8.000	05/01/12	6,126

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			51,648

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.0%
4,500,000	g	National Agricultural Cooperative Federation	5.000	09/30/14	4,683

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL			4,683

FABRICATED METAL PRODUCTS - 0.2%
1,015,000		Ball Corp	7.130	09/01/16	1,062
355,000		Ball Corp	7.380	09/01/19	369
1,875,000		CRH America, Inc	6.950	03/15/12	2,031
5,000,000		Crown Americas LLC	7.750	11/15/15	5,188
2,000,000		Silgan Holdings, Inc	7.250	08/15/16	2,050
9,400,000		Valmont Industries, Inc	6.630	04/20/20	9,632

		TOTAL FABRICATED METAL PRODUCTS			20,332

FOOD AND KINDRED PRODUCTS - 1.0%
4,300,000	g	BFF International Ltd	7.250	01/28/20	4,408
6,400,000		Bottling Group LLC	6.950	03/15/14	7,553
2,750,000		Bunge Ltd	8.500	06/15/19	3,284
4,000,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	4,326
1,200,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	1,298
4,580,000	g	Corp Pesquera Inca Sac	9.000	02/10/17	4,477

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 7,250,000		Dr Pepper Snapple Group, Inc	2.350%	12/21/12	$7,334
3,775,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	4,200
3,698,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	4,410
3,875,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	4,971
3,850,000		General Mills, Inc	5.250	08/15/13	4,247
6,000,000		General Mills, Inc	5.650	02/15/19	6,818
7,000,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	7,056
2,530,000		Kraft Foods, Inc	6.130	02/01/18	2,871
8,750,000		Kraft Foods, Inc	5.380	02/10/20	9,376
4,000,000		Kraft Foods, Inc	6.500	11/01/31	4,392
4,250,000		Kraft Foods, Inc	6.500	02/09/40	4,753
4,500,000	g	Marfrig Overseas Ltd	9.500	05/04/20	4,410
7,300,000	g	Mead Johnson Nutrition Co	4.900	11/01/19	7,719
2,750,000	g	Mead Johnson Nutrition Co	5.900	11/01/39	2,938
2,025,000		PepsiAmericas, Inc	5.750	07/31/12	2,218
625,000		PepsiAmericas, Inc	4.380	02/15/14	682
3,175,000		PepsiCo, Inc	7.900	11/01/18	4,105
5,000,000		Reynolds American, Inc	6.500	07/15/10	5,005
1,000,000	g	Smithfield Foods, Inc	10.000	07/15/14	1,108

		TOTAL FOOD AND KINDRED PRODUCTS			113,959

FOOD STORES - 0.2%
3,800,000		Delhaize Group S.A.	5.880	02/01/14	4,241
3,800,000		Delhaize Group S.A.	6.500	06/15/17	4,380
1,500,000		Ingles Markets, Inc	8.880	05/15/17	1,526
1,500,000		Kroger Co	6.200	06/15/12	1,632
1,205,000		Kroger Co	5.000	04/15/13	1,290
1,600,000		Kroger Co	6.400	08/15/17	1,862
775,000		Kroger Co	6.800	12/15/18	913
1,600,000		Safeway, Inc	5.000	08/15/19	1,717
1,750,000		Stater Brothers Holdings	8.130	06/15/12	1,750
880,000		Stater Brothers Holdings	7.750	04/15/15	878

		TOTAL FOOD STORES			20,189

FURNITURE AND HOME FURNISHINGS STORES - 0.0%
1,500,000		GSC Holdings Corp	8.000	10/01/12	1,541

		TOTAL FURNITURE AND HOME FURNISHINGS STORES			1,541

GENERAL BUILDING CONTRACTORS - 0.0%
1,340,000	g	Corp GEO SAB de C.V.	9.250	06/30/20	1,338

		TOTAL GENERAL BUILDING CONTRACTORS			1,338

GENERAL MERCHANDISE STORES - 0.3%
4,700,000		JC Penney Corp, Inc	5.750	02/15/18	4,712
5,985,000		JC Penney Corp, Inc	5.650	06/01/20	5,849
5,650,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	5,664
1,925,000		TJX Cos, Inc	6.950	04/15/19	2,390
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	912

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 3,750,000		Wal-Mart Stores, Inc	5.250%	09/01/35	$3,950
4,000,000		Wal-Mart Stores, Inc	5.630	04/01/40	4,365

		TOTAL GENERAL MERCHANDISE STORES			27,842

HEALTH SERVICES - 0.2%
2,750,000	g	Apria Healthcare Group, Inc	11.250	11/01/14	2,929
1,500,000		CHS	8.880	07/15/15	1,547
1,056,000		DaVita, Inc	6.630	03/15/13	1,057
2,250,000		Express Scripts, Inc	7.250	06/15/19	2,720
5,259,000	o	HCA, Inc	9.630	11/15/16	5,627
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	3,998

		TOTAL HEALTH SERVICES			17,878

HOLDING AND OTHER INVESTMENT OFFICES - 0.5%
2,310,000		AMB Property LP	6.630	12/01/19	2,489
1,915,000	g	BioMed Realty LP	6.130	04/15/20	1,994
1,610,000		Boston Properties LP	5.880	10/15/19	1,722
1,875,000		Boston Properties LP	2.880	02/15/37	1,849
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,663
1,525,000		Brandywine Operating Partnership LP	5.700	05/01/17	1,490
5,000,000		Brookfield Asset Management, Inc	7.130	06/15/12	5,341
1,835,000		Developers Diversified Realty Corp	9.630	03/15/16	1,991
2,325,000		Developers Diversified Realty Corp	7.500	04/01/17	2,282
2,700,000	g	Digital Realty Trust LP	4.500	07/15/15	2,692
255,000		Federal Realty Investment Trust	5.650	06/01/16	272
700,000		Federal Realty Investment Trust	5.900	04/01/20	740
2,675,000		Health Care REIT, Inc	6.130	04/15/20	2,767
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,596
4,600,000	g	HSBC Bank plc	3.500	06/28/15	4,644
840,000		Kimco Realty Corp	5.700	05/01/17	878
1,480,000		Mack-Cali Realty Corp	7.750	08/15/19	1,739
915,000		National Retail Properties, Inc	6.880	10/15/17	1,001
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	967
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	4,573
725,000	g	PPF Funding, Inc	5.350	04/15/12	736
1,485,000		ProLogis	7.630	08/15/14	1,576
385,000		ProLogis	5.750	04/01/16	366
1,540,000		ProLogis	5.630	11/15/16	1,448
1,505,000		ProLogis	7.380	10/30/19	1,474
2,325,000		Realty Income Corp	5.950	09/15/16	2,529
3,875,000		Realty Income Corp	5.750	01/15/21	3,953
2,325,000		Regency Centers LP	5.250	08/01/15	2,425
225,000		Regency Centers LP	5.880	06/15/17	237
1,090,000		Simon Property Group LP	6.750	05/15/14	1,225
800,000		Simon Property Group LP	5.250	12/01/16	852
3,040,000		Simon Property Group LP	10.350	04/01/19	4,047

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			63,558

HOTELS AND OTHER LODGING PLACES - 0.0%
2,000,000		Ameristar Casinos, Inc	9.250	06/01/14	2,095

		TOTAL HOTELS AND OTHER LODGING PLACES			2,095

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.3%
$ 1,500,000		Black & Decker Corp	8.950%	04/15/14	$1,826
1,000,000	g	Brocade Communications Systems, Inc	6.880	01/15/20	993
7,525,000		Hewlett-Packard Co	4.250	02/24/12	7,929
5,250,000		Hewlett-Packard Co	4.750	06/02/14	5,817
3,150,000		International Game Technology	7.500	06/15/19	3,658
2,125,000		ITT Corp	4.900	05/01/14	2,315
2,945,000		John Deere Capital Corp	2.950	03/09/15	3,024
1,500,000		Kennametal, Inc	7.200	06/15/12	1,595
3,600,000		Xerox Corp	8.250	05/15/14	4,220
5,000,000		Xerox Corp	4.250	02/15/15	5,176
2,075,000		Xerox Corp	5.630	12/15/19	2,208

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			38,761

INSTRUMENTS AND RELATED PRODUCTS - 0.4%
1,700,000		Agilent Technologies, Inc	4.450	09/14/12	1,774
3,750,000		Boston Scientific Corp	4.500	01/15/15	3,684
4,000,000		Emerson Electric Co	4.500	05/01/13	4,326
5,000,000		Medtronic, Inc	4.750	09/15/15	5,570
4,450,000		Medtronic, Inc	4.450	03/15/20	4,742
6,200,000		Stryker Corp	3.000	01/15/15	6,401
4,000,000		Stryker Corp	4.380	01/15/20	4,255
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,298
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,749
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,921
2,560,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	2,757

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			43,477

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,462
7,600,000		Hartford Financial Services Group, Inc	5.500	03/30/20	7,376
3,725,000		Hartford Financial Services Group, Inc	6.630	03/30/40	3,459

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			18,297

INSURANCE CARRIERS - 1.1%
3,825,000		ACE INA Holdings, Inc	5.880	06/15/14	4,231
2,155,000		Aetna, Inc	6.500	09/15/18	2,494
1,925,000		Aetna, Inc	6.630	06/15/36	2,142
11,525,000		Aflac, Inc	8.500	05/15/19	13,868
4,000,000		Aflac, Inc	6.900	12/17/39	4,158
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	5,050
5,375,000		Allstate Corp	7.450	05/16/19	6,335
4,375,000		American Financial Group, Inc	9.880	06/15/19	5,233
3,750,000		Chubb Corp	6.000	05/11/37	4,055
1,390,000		CIGNA Corp	5.130	06/15/20	1,447
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	4,000
7,500,000		Lincoln National Corp	7.000	06/15/40	7,899
3,000,000		Metlife, Inc	5.380	12/15/12	3,217
5,620,000		Metlife, Inc	5.000	06/15/15	6,007
7,675,000		Metlife, Inc	6.750	06/01/16	8,683
2,500,000		Metlife, Inc	5.700	06/15/35	2,445
5,500,000	g	Principal Life Global Funding I	5.130	10/15/13	5,779
3,000,000		Prudential Financial, Inc	5.800	06/15/12	3,175
8,050,000		Prudential Financial, Inc	7.380	06/15/19	9,322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 5,000,000		Prudential Financial, Inc	6.630%	06/21/40	$5,088
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,208
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,662
1,150,000		Travelers Cos, Inc	5.900	06/02/19	1,277
4,750,000		Unum Group	7.130	09/30/16	5,219
4,902,000		WellPoint, Inc	6.380	01/15/12	5,242
1,800,000		WellPoint, Inc	5.880	06/15/17	2,005
2,250,000		WellPoint, Inc	5.850	01/15/36	2,262

		TOTAL INSURANCE CARRIERS			128,503

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
1,500,000		Corrections Corp of America	7.750	06/01/17	1,556

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY			1,556

LEGAL SERVICES - 0.0%
1,006,000		FTI Consulting, Inc	7.630	06/15/13	1,006

		TOTAL LEGAL SERVICES			1,006

METAL MINING - 0.3%
5,575,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	6,133
1,940,000		Newmont Mining Corp	6.250	10/01/39	2,117
3,850,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	4,218
4,000,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	4,559
2,500,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	3,281
4,000,000		Teck Resources Ltd	10.750	05/15/19	4,901

		TOTAL METAL MINING			25,209

MISCELLANEOUS RETAIL - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,780
10,500,000		CVS Caremark Corp	5.750	06/01/17	11,681
795,000		CVS Caremark Corp	6.600	03/15/19	925
4,000,000		CVS Caremark Corp	4.750	05/18/20	4,095
3,875,000		Staples, Inc	9.750	01/15/14	4,753

		TOTAL MISCELLANEOUS RETAIL			27,234

MOTION PICTURES - 0.2%
3,000,000		AMC Entertainment, Inc	8.750	06/01/19	3,015
16,250,000		Time Warner, Inc	6.880	05/01/12	17,703
3,825,000		Time Warner, Inc	6.500	11/15/36	4,160

		TOTAL MOTION PICTURES			24,878

NONDEPOSITORY INSTITUTIONS - 1.9%
2,550,000		American Express Co	7.000	03/19/18	2,941
8,875,000		American Express Co	8.130	05/20/19	11,019
7,500,000		American General Finance Corp	6.900	12/15/17	5,972
3,500,000	g	American Honda Finance Corp	5.130	12/15/10	3,563
3,875,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	4,129
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	5,141
9,500,000	g	CDP Financial, Inc	3.000	11/25/14	9,588
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,857
4,500,000		Countrywide Home Loans, Inc	4.000	03/22/11	4,582
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	2,045

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 2,100,000		General Electric Capital Corp	5.880%	02/15/12	$2,232
3,000,000		General Electric Capital Corp	5.900	05/13/14	3,311
21,200,000		General Electric Capital Corp	5.500	06/04/14	23,165
4,450,000		General Electric Capital Corp	3.500	06/29/15	4,446
16,500,000		General Electric Capital Corp	5.500	01/08/20	17,436
5,375,000		General Electric Capital Corp	6.880	01/10/39	5,935
10,000,000		HSBC Finance Corp	5.250	01/14/11	10,168
5,750,000		HSBC Finance Corp	6.380	11/27/12	6,210
4,000,000		HSBC Finance Corp	4.750	07/15/13	4,190
5,000,000		HSBC Finance Corp	5.500	01/19/16	5,353
5,575,000		International Lease Finance Corp	5.750	06/15/11	5,470
2,325,000	g	International Lease Finance Corp	8.630	09/15/15	2,203
15,350,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	16,683
12,000,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	12,481
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	4,480
5,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	5,664
4,092,000	g	Majapahit Holding BV	8.000	08/07/19	4,501
4,000,000		MBNA Corp	6.130	03/01/13	4,294
3,415,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	3,503
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,623
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	5,269
4,500,000	g	PONTIS Ltd	6.250	07/20/10	4,410
7,680,000		Svensk Exportkredit AB	5.130	03/01/17	8,568
4,500,000	g	TNK-BP Finance S.A.	6.250	02/02/15	4,511
3,948,438		Totem Ocean Trailer Express, Inc	4.510	12/18/19	4,286

		TOTAL NONDEPOSITORY INSTITUTIONS			228,229

OIL AND GAS EXTRACTION - 1.6%
5,450,000		Anadarko Petroleum Corp	5.950	09/15/16	4,691
2,310,000		Anadarko Petroleum Corp	8.700	03/15/19	2,181
3,825,000		Anadarko Petroleum Corp	7.950	06/15/39	3,266
3,700,000		Anadarko Petroleum Corp	6.200	03/15/40	2,927
4,000,000		Atlas Energy Operating Co LLC	10.750	02/01/18	4,265
5,900,000		Baker Hughes, Inc	6.500	11/15/13	6,740
3,000,000		Baker Hughes, Inc	6.880	01/15/29	3,530
3,500,000		BJ Services Co	5.750	06/01/11	3,645
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	2,097
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	9,294
3,000,000		Cenovus Energy, Inc	4.500	09/15/14	3,205
3,250,000		Chesapeake Energy Corp	6.500	08/15/17	3,205
2,000,000		Denbury Resources, Inc	7.500	04/01/13	2,023
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	4,776
1,525,000		EnCana Corp	6.500	05/15/19	1,753
1,525,000		EnCana Corp	6.630	08/15/37	1,704
4,250,000		Encore Acquisition Co	9.500	05/01/16	4,505
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	6,223
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,341
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,210
2,800,000		Enterprise Products Operating LLC	6.300	09/15/17	3,132
1,600,000		Enterprise Products Operating LLC	6.500	01/31/19	1,794
7,000,000		Enterprise Products Operating LLC	5.200	09/01/20	7,189
7,650,000		Enterprise Products Operating LLC	6.130	10/15/39	7,634
2,325,000		EOG Resources, Inc	4.400	06/01/20	2,404
4,000,000		Gaz Capital S.A.	6.210	11/22/16	4,030

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 4,500,000		Gaz Capital S.A.	6.510%	03/07/22	$4,348
3,250,000		Husky Energy, Inc	6.250	06/15/12	3,505
2,975,000		Husky Energy, Inc	6.800	09/15/37	3,391
5,192,000		Nexen, Inc	6.400	05/15/37	5,414
5,200,000		Nexen, Inc	7.500	07/30/39	6,094
2,800,000		Pemex Project Funding Master Trust	5.750	03/01/18	2,933
1,890,000		Pemex Project Funding Master Trust	6.630	06/15/38	1,928
4,500,000		Petrobras International Finance Co	7.880	03/15/19	5,149
4,450,000		Petrobras International Finance Co	6.880	01/20/40	4,486
4,500,000	g	Petroleos Mexicanos	4.880	03/15/15	4,658
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,451
2,500,000	g	Petroleos Mexicanos	6.000	03/05/20	2,625
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,514
4,500,000	g	Petronas Capital Ltd	5.250	08/12/19	4,731
3,000,000		Plains All American Pipeline LP	5.630	12/15/13	3,262
8,200,000		Plains All American Pipeline LP	5.750	01/15/20	8,472
2,000,000		Range Resources Corp	7.500	05/15/16	2,018
700,000		Range Resources Corp	7.250	05/01/18	698
3,920,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	4,057
3,750,000		SEACOR Holdings, Inc	7.380	10/01/19	3,960
1,464,000		Southwestern Energy Co	7.500	02/01/18	1,556
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,644
4,400,000		XTO Energy, Inc	4.630	06/15/13	4,744
3,225,000		XTO Energy, Inc	5.500	06/15/18	3,688
2,500,000		XTO Energy, Inc	6.380	06/15/38	3,093

		TOTAL OIL AND GAS EXTRACTION			200,183

PAPER AND ALLIED PRODUCTS - 0.0%
4,500,000	g	Fibria Overseas Finance Ltd	7.500	05/04/20	4,568
750,000	g	Georgia-Pacific LLC	7.000	01/15/15	758
1,400,000		Greif, Inc	7.750	08/01/19	1,442
4,250,000		International Paper Co	7.300	11/15/39	4,686

		TOTAL PAPER AND ALLIED PRODUCTS			11,454

PETROLEUM AND COAL PRODUCTS - 0.8%
4,725,000		BP Capital Markets plc	3.130	03/10/12	4,368
2,725,000		BP Capital Markets plc	3.630	05/08/14	2,332
11,675,000		BP Capital Markets plc	3.880	03/10/15	9,949
7,000,000		Chevron Corp	3.450	03/03/12	7,296
9,725,000		ConocoPhillips	4.600	01/15/15	10,623
7,600,000		ConocoPhillips	6.500	02/01/39	9,178
3,600,000		Hess Corp	8.130	02/15/19	4,488
6,000,000		Hess Corp	6.000	01/15/40	6,203
2,225,000		Marathon Oil Corp	6.500	02/15/14	2,505
1,628,000		Marathon Oil Corp	7.500	02/15/19	1,952
4,000,000		Marathon Oil Corp	6.600	10/01/37	4,371
6,250,000		Shell International Finance BV	3.100	06/28/15	6,347
7,620,000		Shell International Finance BV	4.380	03/25/20	7,877
1,925,000		Shell International Finance BV	6.380	12/15/38	2,300
2,800,000		Statoil ASA	2.900	10/15/14	2,863
3,375,000		Valero Energy Corp	4.500	02/01/15	3,468
8,000,000		Valero Energy Corp	6.130	02/01/20	8,221

		TOTAL PETROLEUM AND COAL PRODUCTS			94,341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PIPELINES, EXCEPT NATURAL GAS - 0.2%
$ 3,250,000		Enbridge Energy Partners LP	5.200%	03/15/20	$3,349
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	06/01/13	2,139
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	4,283
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,312
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	3,485
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,451

		TOTAL PIPELINES, EXCEPT NATURAL GAS			18,019

PRIMARY METAL INDUSTRIES - 0.1%
3,040,000		ArcelorMittal	5.380	06/01/13	3,197
2,085,000		ArcelorMittal	9.850	06/01/19	2,606
3,900,000		ArcelorMittal	7.000	10/15/39	4,119
4,350,000	g	CSN Islands XI Corp	6.880	09/21/19	4,437

		TOTAL PRIMARY METAL INDUSTRIES			14,359

PRINTING AND PUBLISHING - 0.2%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	2,576
1,274,000		News America, Inc	7.250	05/18/18	1,532
4,250,000		News America, Inc	7.630	11/30/28	4,905
3,800,000		News America, Inc	6.200	12/15/34	4,002
3,575,000		News America, Inc	6.650	11/15/37	4,012
3,800,000		News America, Inc	6.900	08/15/39	4,361

		TOTAL PRINTING AND PUBLISHING			21,388

RAILROAD TRANSPORTATION - 0.5%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	3,950
7,650,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	8,103
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	2,701
7,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	7,404
2,640,000	g	Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	2,732
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,836
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,165
2,056,000		Norfolk Southern Corp	5.590	05/17/25	2,203
1,500,000		Union Pacific Corp	6.500	04/15/12	1,630
6,375,000		Union Pacific Corp	5.130	02/15/14	6,974

		TOTAL RAILROAD TRANSPORTATION			41,698

REAL ESTATE - 0.0%
4,500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	4,613
3,280,000	g	Sable International Finance Ltd	7.750	02/15/17	3,296
1,750,000	g, i	USB Realty Corp	6.090	12/30/49	1,216

		TOTAL REAL ESTATE			9,125

SECURITY AND COMMODITY BROKERS - 1.9%
3,550,000		Ameriprise Financial, Inc	5.300	03/15/20	3,709
7,250,000		BlackRock, Inc	3.500	12/10/14	7,519
7,500,000		BlackRock, Inc	5.000	12/10/19	7,972
3,000,000		Credit Suisse USA, Inc	4.880	01/15/15	3,216
1,250,000		Eaton Vance Corp	6.500	10/02/17	1,422
5,760,000		Franklin Resources, Inc	3.130	05/20/15	5,900

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 4,900,000	i	Goldman Sachs Capital II	5.790%	12/30/49	$3,700
3,825,000		Goldman Sachs Group, Inc	3.630	08/01/12	3,897
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	3,432
7,300,000		Goldman Sachs Group, Inc	4.750	07/15/13	7,622
1,130,000		Goldman Sachs Group, Inc	6.000	05/01/14	1,214
14,037,000		Goldman Sachs Group, Inc	5.350	01/15/16	14,523
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	5,561
13,725,000		Goldman Sachs Group, Inc	5.380	03/15/20	13,562
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,099
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,039
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	0	^
15,125,000		Merrill Lynch & Co, Inc	6.050	08/15/12	16,081
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	5,062
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	4,875
13,650,000		Merrill Lynch & Co, Inc	6.880	04/25/18	14,561
30,000,000		Morgan Stanley	2.250	03/13/12	30,779
14,775,000		Morgan Stanley	6.000	05/13/14	15,654
3,925,000		Morgan Stanley	6.000	04/28/15	4,102
9,350,000		Morgan Stanley	5.380	10/15/15	9,470
5,000,000		Morgan Stanley	5.750	10/18/16	5,037
4,125,000		Morgan Stanley	5.450	01/09/17	4,089
4,775,000		Morgan Stanley	5.950	12/28/17	4,835
3,850,000		Morgan Stanley	6.630	04/01/18	4,035
4,975,000		Morgan Stanley	7.300	05/13/19	5,350
3,250,000		Morgan Stanley	5.500	01/26/20	3,144
708,000		NASDAQ OMX Group, Inc	2.500	08/15/13	672
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	3,559
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,679
1,500,000		Nomura Holdings, Inc	5.000	03/04/15	1,585

		TOTAL SECURITY AND COMMODITY BROKERS			222,956

SOCIAL SERVICES - 0.0%
2,000,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	1,840

		TOTAL SOCIAL SERVICES			1,840

STONE, CLAY, AND GLASS PRODUCTS - 0.1%
3,385,000		3M Co	4.380	08/15/13	3,694
4,150,000		3M Co	5.700	03/15/37	4,744
4,500,000	g	Cemex SAB de C.V.	9.500	12/14/16	4,343

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			12,781

TOBACCO PRODUCTS - 0.1%
2,900,000		Philip Morris International, Inc	4.880	05/16/13	3,136
7,425,000		Philip Morris International, Inc	6.880	03/17/14	8,590
1,600,000		Philip Morris International, Inc	6.380	05/16/38	1,878

		TOTAL TOBACCO PRODUCTS			13,604

TRANSPORTATION BY AIR - 0.0%
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,712

		TOTAL TRANSPORTATION BY AIR			2,712

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION EQUIPMENT - 0.3%
$ 2,000,000	g	Bombardier, Inc	7.500%	03/15/18	$2,060
2,325,000		Embraer Overseas Ltd	6.380	01/15/20	2,386
3,515,000		Goodrich Corp	6.130	03/01/19	4,065
1,500,000		Goodrich Corp	4.880	03/01/20	1,610
1,700,000		Hyundai Motor Manufacturing Czech	4.500	04/15/15	1,686
2,500,000		Lockheed Martin Corp	4.120	03/14/13	2,677
3,875,000	g	Meccanica Holdings USA	6.250	01/15/40	3,599
6,825,000		United Technologies Corp	4.500	04/15/20	7,384
4,970,000		United Technologies Corp	5.400	05/01/35	5,354
1,075,000		United Technologies Corp	6.050	06/01/36	1,226

		TOTAL TRANSPORTATION EQUIPMENT			32,047

WATER TRANSPORTATION - 0.0%
4,500,000	g	DP World Ltd	6.850	07/02/37	3,580
111,000		Hornbeck Offshore Services, Inc	8.000	09/01/17	99

		TOTAL WATER TRANSPORTATION			3,679

WHOLESALE TRADE-DURABLE GOODS - 0.1%
5,250,000	g	Ace Hardware Corp	9.130	06/01/16	5,499
4,500,000	g	Adaro Indonesia PT	7.630	10/22/19	4,545
3,000,000		Martin Marietta Materials, Inc	6.600	04/15/18	3,255
2,250,000	g	Rearden G Holdings Eins	7.880	03/30/20	2,273
2,000,000		Vale Overseas Ltd	6.250	01/23/17	2,178
2,760,000		Vale Overseas Ltd	6.880	11/21/36	2,877
6,150,000		Vale Overseas Ltd	6.880	11/10/39	6,426

		TOTAL WHOLESALE TRADE-DURABLE GOODS			27,053

WHOLESALE TRADE-NONDURABLE GOODS - 0.3%
2,000,000		AmeriGas Partners LP	7.130	05/20/16	1,990
4,425,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	4,768
7,175,000	g	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	7,501
2,500,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	2,858
2,000,000		Inergy LP	6.880	12/15/14	1,970
4,250,000		McKesson Corp	6.500	02/15/14	4,856
5,000,000		New Albertsons, Inc	7.500	02/15/11	5,088
640,000		SuperValu, Inc	8.000	05/01/16	634

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			29,665

		TOTAL CORPORATE BONDS			3,596,679

		(Cost $3,417,364)

GOVERNMENT BONDS - 61.8%

AGENCY SECURITIES - 5.2%
		Federal Farm Credit Bank (FFCB)
31,850,000		FFCB	2.630	04/21/11	32,413
7,250,000		FFCB	5.380	07/18/11	7,621
9,750,000		FFCB	1.380	06/25/13	9,805
		Federal Home Loan Bank (FHLB)
3,000,000		FHLB	3.630	09/16/11	3,115
15,000,000		FHLB	1.880	06/21/13	15,296
		Federal Home Loan Mortgage Corp (FHLMC)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 22,500,000		FHLMC	5.250%	07/18/11	$23,631
5,000,000		FHLMC	1.750	06/15/12	5,098
15,000,000		FHLMC	5.500	08/20/12	16,488
8,600,000		FHLMC	2.130	09/21/12	8,842
5,000,000		FHLMC	4.130	12/21/12	5,397
6,000,000		FHLMC	3.500	05/29/13	6,411
27,600,000		FHLMC	2.500	04/23/14	28,576
20,000,000		FHLMC	3.000	07/28/14	21,057
1,316,007		FHLMC	5.750	12/15/18	1,389
		Federal Home Loan Mortgage Corp Gold (FGLMC)
4,701,250		FGLMC	5.000	04/01/23	5,019
		Federal National Mortgage Association (FNMA)
8,250,000		FNMA	3.250	08/12/10	8,278
19,400,000		FNMA	1.380	04/28/11	19,554
8,000,000		FNMA	5.000	10/15/11	8,457
20,000,000		FNMA	2.000	01/09/12	20,405
2,000,000		FNMA	1.130	07/30/12	2,013
10,000,000		FNMA	3.630	02/12/13	10,677
4,400,000		FNMA	1.750	05/07/13	4,480
25,000,000		FNMA	3.880	07/12/13	27,087
24,500,000		FNMA	2.750	02/05/14	25,521
76,000,000		FNMA	2.750	03/13/14	79,254
25,500,000		FNMA	2.500	05/15/14	26,325
23,500,000		FNMA	3.000	09/16/14	24,661
35,000,000		FNMA	2.630	11/20/14	36,173
7,718,001		FNMA	4.500	03/25/33	8,334
5,205,035		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,572
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	25,073
1,993,360		Overseas Private Investment Corp	3.420	01/15/15	2,087
13,000,000		Private Export Funding Corp	4.900	12/15/11	13,811
25,000,000		Private Export Funding Corp	3.550	04/15/13	26,616
10,000,000		Private Export Funding Corp	3.050	10/15/14	10,455
7,000,000		Private Export Funding Corp	4.550	05/15/15	7,763
17,000,000		Private Export Funding Corp	5.450	09/15/17	19,791
10,000,000		Private Export Funding Corp	4.380	03/15/19	10,828
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	3,461

		TOTAL AGENCY SECURITIES			616,834

FOREIGN GOVERNMENT BONDS - 4.2%
2,270,000	g	Arab Republic of Egypt	5.750	04/29/20	2,290
3,200,000	g	Bahrain Government International Bond	5.500	03/31/20	3,218
5,300,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	5,678
4,500,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	4,511
1,675,000		Banque Centrale de Tunisie	8.250	09/19/27	2,010
9,235,000	g	Belgium Government International Bond	2.880	09/15/14	9,325
11,250,000		Belgium Kingdom	2.750	03/05/15	11,216
5,460,000		Brazilian Government International Bond	5.880	01/15/19	5,992
4,500,000		Brazilian Government International Bond	4.880	01/22/21	4,507
825,000		Brazilian Government International Bond	7.130	01/20/37	974
12,200,000		Canada Government International Bond	2.380	09/10/14	12,522
3,500,000		China Development Bank	5.000	10/15/15	3,804
4,500,000		Colombia Government International Bond	6.130	01/18/41	4,556
4,500,000	g	Commonwealth of the Bahamas	6.950	11/20/29	4,678

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 15,000,000		Council Of Europe Development Bank	2.750%	02/10/15	$15,434
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,421
3,750,000	g	Dominican Republic International Bond	7.500	05/06/21	3,863
4,660,000		Eksportfinans A/S	5.000	02/14/12	4,943
3,500,000		European Investment Bank	4.880	02/15/36	3,691
15,350,000		Export Development Canada	2.250	05/28/15	15,524
3,196,000		Export-Import Bank of Korea	5.880	01/14/15	3,463
7,450,000		Export-Import Bank of Korea	4.130	09/09/15	7,565
5,000,000		Export-Import Bank of Korea	5.130	06/29/20	5,020
12,395,000		Federative Republic of Brazil	6.000	01/17/17	13,635
7,111,111		Federative Republic of Brazil	8.000	01/15/18	8,249
5,000,000		International Finance Corp	5.130	05/02/11	5,179
4,400,000		Italy Government International Bond	5.380	06/12/17	4,605
4,000,000		Italy Government International Bond	6.880	09/27/23	4,551
3,890,000	g	Korea Expressway Corp	4.500	03/23/15	3,982
1,000,000		Mexico Government International Bond	6.380	01/16/13	1,097
1,150,000		Mexico Government International Bond	5.880	01/15/14	1,302
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,342
3,592,000		Mexico Government International Bond	6.050	01/11/40	3,790
4,500,000		Panama Government International Bond	6.700	01/26/36	4,961
2,435,000		Peruvian Government International Bond	7.130	03/30/19	2,879
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,437
2,500,000		Peruvian Government International Bond	6.550	03/14/37	2,763
10,785,000		Poland Government International Bond	6.380	07/15/19	11,931
7,000,000	g	Portugal Government International Bond	3.500	03/25/15	6,679
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,280
7,400,000		Province of Manitoba Canada	5.000	02/15/12	7,881
3,000,000		Province of Manitoba Canada	2.130	04/22/13	3,067
17,120,000		Province of Ontario Canada	3.130	09/08/10	17,203
20,000,000		Province of Ontario Canada	2.630	01/20/12	20,473
27,400,000		Province of Ontario Canada	4.100	06/16/14	29,465
24,250,000		Province of Ontario Canada	2.950	02/05/15	24,861
35,525,000		Province of Ontario Canada	2.700	06/16/15	35,827
10,000,000		Province of Ontario Canada	4.000	10/07/19	10,326
13,000,000		Province of Ontario Canada	4.400	04/14/20	13,813
2,250,000		Province of Quebec Canada	5.130	11/14/16	2,542
8,835,000		Province of Quebec Canada	4.630	05/14/18	9,650
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,236
230,000	g	Qatar Govt International Bond	4.000	01/20/15	236
4,500,000	g	Republic of El Salvador	7.380	12/01/19	4,905
4,500,000		Republic of Hungary	6.250	01/29/20	4,429
4,500,000	g	Republic of Indonesia	5.880	03/13/20	4,748
4,500,000		Republic of Korea	5.750	04/16/14	4,906
4,500,000	g	Republic of Lithuania	6.750	01/15/15	4,716
3,866,667		Republic of Serbia	6.750	11/01/24	3,770
4,500,000		Republic of Turkey	7.500	07/14/17	5,141
7,000,000	g	Russian Foreign Bond-Eurobond	3.630	04/29/15	6,773
7,000,000	g	Russian Foreign Bond-Eurobond	5.000	04/29/20	6,755
4,502,000		South Africa Government International Bond	6.880	05/27/19	5,149
7,000,000		South Africa Government International Bond	5.500	03/09/20	7,236
1,040,000		Ukraine Government International Bond	6.580	11/21/16	963
960,000	g	Ukraine Government International Bond	6.580	11/21/16	886
1,030,000		United Mexican States	5.880	02/17/14	1,130

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 3,500,000		United Mexican States	5.950%	03/19/19	$3,885
4,500,000		United Mexican States	5.130	01/15/20	4,680
4,500,000		Uruguay Government International Bond	6.880	09/28/25	5,018

		TOTAL FOREIGN GOVERNMENT BONDS			490,537

MORTGAGE BACKED - 33.1%
		Federal Home Loan Mortgage Corp (FHLMC)
33,000,000		FHLMC	5.000	07/15/25	35,176
6,501,081	i	FHLMC	2.640	02/01/36	6,736
6,942,237	i	FHLMC	5.820	07/01/36	7,333
5,105,346	i	FHLMC	3.280	09/01/36	5,293
4,463,738	i	FHLMC	5.890	09/01/36	4,746
6,337,709	i	FHLMC	5.920	09/01/36	6,734
4,674,281	i	FHLMC	6.050	09/01/36	4,953
13,416,272	i	FHLMC	5.740	02/01/37	14,422
12,333,506	i	FHLMC	5.540	03/01/37	13,071
10,841,837	i	FHLMC	5.880	04/01/37	11,657
777,151	i	FHLMC	5.720	05/01/37	836
10,602,186	i	FHLMC	5.650	06/01/37	11,282
6,656,139	i	FHLMC	5.710	08/01/37	7,113
7,052,830	i	FHLMC	5.720	09/01/37	7,529
50,000,000		FHLMC	5.000	07/15/40	52,883
49,000,000		FHLMC	5.500	07/15/40	52,575
9,000,000		FHLMC	6.000	07/15/40	9,768
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,058		FGLMC	7.000	09/01/10	3
24,026		FGLMC	6.000	04/01/11	26
201,041		FGLMC	7.000	07/01/13	214
1,046,885		FGLMC	6.500	12/01/16	1,132
8,687,541		FGLMC	5.000	09/01/18	9,336
3,657,887		FGLMC	4.500	10/01/18	3,903
2,168,408		FGLMC	4.500	11/01/18	2,314
2,102,472		FGLMC	5.500	01/01/19	2,284
1,041,659		FGLMC	4.000	06/01/19	1,100
4,980,960		FGLMC	4.500	01/01/20	5,308
3,194,427		FGLMC	4.500	07/01/20	3,400
2,324,649		FGLMC	4.500	08/01/20	2,477
335,019		FGLMC	7.000	10/01/20	373
34,453,262		FGLMC	4.500	06/01/21	36,676
11,172,424		FGLMC	4.500	06/01/21	11,893
51,220		FGLMC	7.000	05/01/23	58
777,137		FGLMC	6.000	10/01/23	859
645,908		FGLMC	6.000	11/01/23	714
15,068,433		FGLMC	4.000	07/01/24	15,669
5,379,523		FGLMC	4.500	09/01/24	5,679
137,156		FGLMC	8.000	01/01/31	158
73,271		FGLMC	7.000	11/01/31	83
173,329		FGLMC	7.000	12/01/31	197
87,103		FGLMC	7.000	12/01/31	99
272,302		FGLMC	7.000	12/01/31	310
21,545		FGLMC	7.000	01/01/32	25
394,059		FGLMC	8.000	02/01/32	454
7,091,550		FGLMC	4.500	07/01/33	7,436

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 3,191,971	FGLMC	5.500%	11/01/33	$3,486
16,709,498	FGLMC	5.500	12/01/33	18,039
4,067,226	FGLMC	5.500	12/01/33	4,391
34,003,248	FGLMC	7.000	12/01/33	38,665
52,464,567	FGLMC	5.000	01/01/34	55,771
10,581,622	FGLMC	5.000	05/01/34	11,232
6,484,307	FGLMC	6.000	09/01/34	7,117
21,226,816	FGLMC	4.500	10/01/34	22,259
1,764,605	FGLMC	5.500	12/01/34	1,903
8,830,785	FGLMC	4.500	04/01/35	9,238
3,286,829	FGLMC	6.000	05/01/35	3,608
1,794,905	FGLMC	6.000	05/01/35	1,958
3,168,225	FGLMC	6.000	05/01/35	3,457
6,104,390	FGLMC	6.000	05/01/35	6,660
3,686,779	FGLMC	6.000	05/01/35	4,022
2,618,732	FGLMC	6.000	05/01/35	2,857
8,800,152	FGLMC	7.000	05/01/35	10,006
1,638,505	FGLMC	5.500	06/01/35	1,764
1,643,616	FGLMC	5.500	06/01/35	1,770
5,207,208	FGLMC	5.500	06/01/35	5,607
19,088,864	FGLMC	5.500	06/01/35	20,555
3,332,057	FGLMC	6.000	06/01/35	3,635
15,695,095	FGLMC	4.500	08/01/35	16,399
1,905,867	FGLMC	5.000	10/01/35	2,021
547,616	FGLMC	6.500	11/01/35	603
2,346,234	FGLMC	6.000	01/01/36	2,552
4,524,108	FGLMC	5.000	02/01/36	4,798
1,917,185	FGLMC	5.500	04/01/36	2,061
1,737,145	FGLMC	6.500	05/01/36	1,910
10,621,489	FGLMC	6.500	10/01/36	11,676
19,162,810	FGLMC	5.500	04/01/37	20,588
30,928,484	FGLMC	5.500	05/01/37	33,230
9,749,039	FGLMC	6.000	08/01/37	10,600
4,477,324	FGLMC	6.000	09/01/37	4,868
7,624,527	FGLMC	6.500	11/01/37	8,372
21,110,342	FGLMC	5.000	04/01/38	22,363
17,990,422	FGLMC	6.000	11/01/38	19,551
15,163,216	FGLMC	4.500	05/01/39	15,730
18,497,941	FGLMC	4.000	06/01/39	18,747
11,775,376	FGLMC	5.000	07/01/39	12,473
	Federal National Mortgage Association (FNMA)
1,590	FNMA	8.000	06/01/11	2
1,209	FNMA	8.000	07/01/11	1
145,527	FNMA	5.000	06/01/13	150
2,674,710	FNMA	4.440	07/01/13	2,840
3,564,112	FNMA	4.760	10/01/13	3,754
1,374,146	FNMA	4.780	02/01/14	1,465
5,310,327	FNMA	4.440	04/01/14	5,673
1,541,120	FNMA	4.570	01/01/15	1,649
366,328	FNMA	7.500	02/01/15	400
746,647	FNMA	7.500	04/01/15	815
614,256	FNMA	7.500	04/01/15	655
65,790	FNMA	6.500	03/01/16	71

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 23,950	FNMA	6.500%	04/01/16	$26
572,619	FNMA	6.500	10/01/16	623
410,179	FNMA	6.500	11/01/16	446
4,924,221	FNMA	5.000	12/01/17	5,296
1,097,334	FNMA	6.500	02/01/18	1,198
3,397,657	FNMA	5.500	03/01/18	3,690
7,743,620	FNMA	5.500	04/01/18	8,410
652,526	FNMA	5.500	04/01/18	709
785,606	FNMA	6.500	04/01/18	857
223,179	FNMA	5.500	05/01/18	242
11,987,205	FNMA	4.500	12/01/18	12,803
439,941	FNMA	6.000	01/01/19	481
86,613	FNMA	6.000	02/01/19	95
7,234,296	FNMA	5.000	04/01/19	7,781
3,980,032	FNMA	4.500	06/01/19	4,245
5,470,521	FNMA	5.000	03/01/20	5,884
2,702,368	FNMA	5.500	07/01/20	2,936
1,894,114	FNMA	4.500	11/01/20	2,020
5,675,514	FNMA	5.000	12/01/20	6,095
8,116,062	FNMA	5.000	03/01/21	8,729
5,173,447	FNMA	5.500	08/01/21	5,599
8,454,183	FNMA	4.500	03/01/23	8,944
110,121	FNMA	8.000	03/01/23	127
17,883,468	FNMA	4.500	06/01/23	18,919
12,194,953	FNMA	5.000	07/01/23	13,029
15,191,813	FNMA	5.000	07/01/23	16,230
53,000,000	FNMA	5.000	07/25/23	56,544
4,372,018	FNMA	5.000	12/01/23	4,668
1,214,451	FNMA	5.500	02/01/24	1,315
15,390,541	FNMA	4.000	05/01/24	16,030
2,374,559	FNMA	5.500	07/01/24	2,567
343,138	FNMA	8.000	07/01/24	396
4,818,203	FNMA	4.500	08/01/24	5,093
3,312,824	FNMA	5.500	08/01/24	3,582
18,782,039	FNMA	4.000	09/01/24	19,562
31,000,000	FNMA	4.000	07/25/25	32,201
22,000,000	FNMA	4.500	07/25/25	23,207
11,697,307	FNMA	5.000	10/01/25	12,465
82,175	FNMA	9.000	11/01/25	96
5,863,794	FNMA	6.500	07/01/32	6,547
250,740	FNMA	7.000	07/01/32	284
630,492	FNMA	7.000	07/01/32	713
8,345,948	FNMA	5.500	01/01/33	9,006
10,286,052	FNMA	6.000	01/01/33	11,242
1,247,257	FNMA	5.000	02/01/33	1,326
4,966,505	FNMA	4.500	08/01/33	5,209
4,659,343	FNMA	5.000	08/01/33	4,955
8,091,741	FNMA	4.500	10/01/33	8,486
4,459,654	FNMA	5.000	10/01/33	4,743
2,632,869	FNMA	5.000	10/01/33	2,800
1,280,650	FNMA	5.000	10/01/33	1,362
38,466,717	FNMA	5.000	11/01/33	40,910
699,895	FNMA	5.000	11/01/33	744

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 7,683,949		FNMA	5.000%	11/01/33	$8,172
6,872,968		FNMA	5.000	11/01/33	7,309
6,479,550		FNMA	5.500	12/01/33	7,021
869,397		FNMA	5.500	12/01/33	938
2,052,018		FNMA	5.500	12/01/33	2,213
1,757,070		FNMA	5.000	03/01/34	1,869
13,455,332		FNMA	5.000	03/01/34	14,309
2,014,444		FNMA	5.000	03/01/34	2,142
5,041,446		FNMA	5.000	03/01/34	5,361
1,603,086		FNMA	5.000	03/01/34	1,705
5,643,257		FNMA	5.500	03/01/34	6,077
13,057,128		FNMA	5.000	04/01/34	13,876
50,367,467		FNMA	5.000	08/01/34	53,599
7,429,978		FNMA	6.000	08/01/34	8,184
3,777,130		FNMA	5.500	09/01/34	4,068
2,638,379		FNMA	5.500	09/01/34	2,841
2,228,798		FNMA	5.500	10/01/34	2,400
2,340,919		FNMA	5.500	10/01/34	2,521
2,281,162		FNMA	6.000	12/01/34	2,503
5,094,778		FNMA	5.500	01/01/35	5,487
52,988,558		FNMA	5.500	02/01/35	57,149
3,382,887		FNMA	5.500	04/01/35	3,640
4,846,126		FNMA	6.000	04/01/35	5,317
13,403,957		FNMA	4.500	05/01/35	14,058
16,497,473		FNMA	5.500	05/01/35	17,751
5,183,372		FNMA	6.000	05/01/35	5,651
2,639,953		FNMA	5.500	06/01/35	2,841
1,780,089		FNMA	5.500	06/01/35	1,915
3,619,996		FNMA	5.500	06/01/35	3,895
1,364,782		FNMA	5.500	06/01/35	1,469
920,042		FNMA	5.500	06/01/35	990
114,773		FNMA	7.500	06/01/35	130
1,431,601		FNMA	5.500	07/01/35	1,540
2,390,281		FNMA	6.000	07/01/35	2,606
7,921,085		FNMA	4.500	08/01/35	8,283
10,488,567		FNMA	5.000	08/01/35	11,133
9,637,757		FNMA	5.500	09/01/35	10,370
10,546,163		FNMA	5.000	10/01/35	11,194
6,122,363		FNMA	5.500	11/01/35	6,588
11,631,772		FNMA	5.000	02/01/36	12,347
6,345,492	i	FNMA	5.660	02/01/36	6,697
21,995,152		FNMA	6.000	03/01/36	23,938
4,543,953		FNMA	5.000	04/01/36	4,816
3,163,415	i	FNMA	5.830	07/01/36	3,368
4,580,944		FNMA	6.500	09/01/36	5,031
8,856,130		FNMA	6.000	12/01/36	9,639
7,723,791		FNMA	6.500	03/01/37	8,483
280,234		FNMA	6.500	03/01/37	307
5,088,064		FNMA	7.000	04/01/37	5,659
9,686,044		FNMA	6.500	08/01/37	10,623
2,780,341		FNMA	6.500	08/01/37	3,049
5,545,015		FNMA	6.000	09/01/37	6,100
5,936,127		FNMA	6.000	09/01/37	6,531

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 3,496,276		FNMA	6.000%	09/01/37	$3,831
4,498,393		FNMA	6.000	09/01/37	4,946
9,818,076		FNMA	6.500	09/01/37	10,768
7,669,164		FNMA	6.500	09/01/37	8,411
4,658,113		FNMA	6.500	09/01/37	5,109
8,414,635		FNMA	6.500	09/01/37	9,229
1,168,709		FNMA	6.500	09/01/37	1,282
15,090,115	i	FNMA	5.870	10/01/37	16,232
3,656,062		FNMA	7.000	11/01/37	4,066
951,229		FNMA	6.500	01/01/38	1,043
334,548		FNMA	6.500	02/01/38	367
5,682,448		FNMA	6.500	03/01/38	6,231
571,017		FNMA	6.500	03/01/38	626
1,399,756		FNMA	6.500	03/01/38	1,535
5,394,650		FNMA	5.000	04/01/38	5,717
9,129,251		FNMA	5.000	05/01/38	9,674
25,000,000		FNMA	6.500	07/25/38	27,379
8,439,277	i	FNMA	4.940	10/01/38	8,944
14,509,894		FNMA	4.500	01/01/39	15,070
10,001,173		FNMA	5.500	01/01/39	10,750
10,060,565		FNMA	6.000	01/01/39	10,924
8,346,710		FNMA	6.000	01/01/39	9,063
25,756,333		FNMA	4.500	02/01/39	26,752
13,801,545		FNMA	4.500	02/01/39	14,335
9,310,370		FNMA	5.500	02/01/39	10,007
10,550,406		FNMA	4.000	04/01/39	10,699
18,837,304		FNMA	4.500	05/01/39	19,559
15,020,246		FNMA	4.500	08/01/39	15,596
167,000,000		FNMA	4.000	07/25/40	169,114
279,000,000		FNMA	5.500	07/25/40	299,488
205,000,000		FNMA	6.000	07/25/40	222,328
327,000,000		FNMA	4.500	08/25/40	337,678
61,000,000		FNMA	6.000	08/25/40	65,985
191,000,000		FNMA	5.000	09/25/40	200,640
		Government National Mortgage Association (GNMA)
22,878		GNMA	9.000	06/15/16	25
4,811		GNMA	9.000	09/15/16	5
9,369		GNMA	9.000	09/15/16	10
13,532		GNMA	9.000	11/15/16	15
6,901		GNMA	9.000	12/15/16	8
9,563		GNMA	9.000	12/15/16	11
102,568		GNMA	9.500	12/15/16	115
46,928		GNMA	8.000	06/15/24	54
75,996		GNMA	8.500	11/20/30	89
77,379		GNMA	8.500	12/20/30	90
3,442,007		GNMA	5.500	07/15/33	3,747
1,737,349		GNMA	5.500	11/20/33	1,893
6,564,084		GNMA	5.500	03/20/35	7,135
3,998,533		GNMA	5.500	12/20/35	4,347
2,825,905		GNMA	6.000	10/20/36	3,095
2,963,878		GNMA	6.000	01/20/37	3,241
8,199,055		GNMA	6.000	02/20/37	8,965
8,117,906		GNMA	6.000	12/15/37	8,864

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 11,635,222	GNMA	5.000%	04/15/38	$12,426
152,000,000	GNMA	5.000	07/15/38	161,904
48,000,000	GNMA	5.500	07/15/38	51,855
14,527,786	GNMA	5.500	07/15/38	15,723
12,411,577	GNMA	5.500	07/20/38	13,410
3,887,802	GNMA	6.000	08/15/38	4,244
4,240,411	GNMA	6.000	08/20/38	4,631
5,623,266	GNMA	6.500	11/20/38	6,186
14,408,905	GNMA	4.500	03/15/39	15,042
16,001,203	GNMA	4.500	05/15/39	16,705
7,167,783	GNMA	5.000	06/15/39	7,655
6,719,427	GNMA	5.000	06/15/39	7,176
16,526,274	GNMA	4.500	07/20/39	17,214
5,882,678	GNMA	5.000	07/20/39	6,270
5,985,320	GNMA	4.000	08/15/39	6,096
140,000,000	GNMA	4.500	07/15/40	145,819
40,000,000	GNMA	6.000	07/15/40	43,588
50,000,000	GNMA	5.000	07/20/40	53,141
10,270,506	GNMA	6.230	09/15/43	11,045
7,981,374	GNMA	6.500	01/15/44	8,853

	TOTAL MORTGAGE BACKED			3,879,544

MUNICIPAL BONDS - 0.5%
2,000,000	Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,119
13,000,000	Grant County Public Utility District No 2	5.630	01/01/27	13,719
13,000,000	Long Island Power Authority	5.850	05/01/41	13,023
16,100,000	State of California	7.630	03/01/40	17,396
15,250,000	State of Illinois	6.730	04/01/35	14,494

	TOTAL MUNICIPAL BONDS			60,751

U.S. TREASURY SECURITIES - 18.8%
338,372,000	United States Treasury Bond	8.000	11/15/21	492,121
22,000,000	United States Treasury Bond	6.380	08/15/27	29,638
99,175,000	United States Treasury Bond	5.250	02/15/29	119,351
28,861,000	United States Treasury Bond	5.380	02/15/31	35,508
677,000	United States Treasury Bond	4.500	02/15/36	748
21,495,000	United States Treasury Bond	3.500	02/15/39	19,967
394,000	United States Treasury Bond	4.380	11/15/39	425
28,455,000	United States Treasury Bond	4.630	02/15/40	31,985
1,000,000	United States Treasury Note	2.380	08/31/10	1,004
38,899,500	United States Treasury Note	1.000	08/31/11	39,152
78,983,000	United States Treasury Note	1.000	09/30/11	79,526
16,600,000	United States Treasury Note	1.000	12/31/11	16,721
12,000,000	United States Treasury Note	1.000	04/30/12	12,090
26,650,000	United States Treasury Note	1.880	06/15/12	27,308
6,477,000	United States Treasury Note	1.380	10/15/12	6,573
102,500,000	United States Treasury Note	1.380	11/15/12	103,965
53,547,000	United States Treasury Note	1.130	06/15/13	53,760
25,195,000	United States Treasury Note	3.130	08/31/13	26,817
131,829,000	United States Treasury Note	3.130	09/30/13	140,357
62,337,000	United States Treasury Note	2.750	10/31/13	65,605
189,533,000	United States Treasury Note	2.000	11/30/13	194,567
10,967,000	United States Treasury Note	2.250	05/31/14	11,316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 22,985,000		United States Treasury Note	2.380%	08/31/14	$23,763
20,945,000		United States Treasury Note	2.380	10/31/14	21,609
22,415,000		United States Treasury Note	2.130	11/30/14	22,891
76,420,000		United States Treasury Note	2.250	01/31/15	78,325
62,411,000		United States Treasury Note	2.500	04/30/15	64,630
197,421,000		United States Treasury Note	2.130	05/31/15	200,814
93,560,000		United States Treasury Note	1.880	06/30/15	93,918
300,000		United States Treasury Note	2.630	02/29/16	309
9,800,000		United States Treasury Note	2.380	03/31/16	9,945
18,075,000		United States Treasury Note	2.630	04/30/16	18,572
19,130,000		United States Treasury Note	3.250	07/31/16	20,279
30,000,000		United States Treasury Note	3.130	01/31/17	31,376
1,075,000		United States Treasury Note	3.000	02/28/17	1,116
20,400,000		United States Treasury Note	2.750	05/31/17	20,830
27,629,900		United States Treasury Note	3.500	05/15/20	28,916
39,400,000		United States Treasury Note	4.380	05/15/40	42,613
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	12,772

		TOTAL U.S. TREASURY SECURITIES			2,201,182

		TOTAL GOVERNMENT BONDS			7,248,848

		(Cost $6,960,723)

STRUCTURED ASSETS - 6.1%

ASSET BACKED - 2.0%
2,000,000	g	Ally Master Owner Trust	2.880	04/15/13	2,028
		Series - 2010 3 (Class A)
2,466,013		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	2,515
		Series - 2006 AF (Class A4)
5,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	5,220
		Series - 2010 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0^
		Series - 2006 WMC1 (Class N1)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	12,794
		Series - 2009 2A (Class A)
2,200,000		CarMax Auto Owner Trust	3.750	12/15/15	2,247
		Series - 2010 1 (Class B)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	1,696
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	669
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	351
		Series - 2004 2 (Class 1B)
3,547,297		CIT Group Home Equity Loan Trust	6.200	02/25/30	3,098
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	134
		Series - 2002 2 (Class MF2)
16,123		CIT Group Home Equity Loan Trust	6.830	06/25/33	1
		Series - 2002 2 (Class BF)
20,626,062		Citicorp Mortgage Securities, Inc	5.710	07/25/36	20,704
		Series - 2006 1 (Class A3)
7,832,614		Citicorp Mortgage Securities, Inc	5.560	09/25/36	7,856
		Series - 2006 2 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 876,000		CNH Equipment Trust	5.090%	06/16/14	$886
		Series - 2007 A (Class B)
6,570,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	6,239
		Series - 2006 15 (Class A2)
678,318	i	Countrywide Home Equity Loan Trust	0.570	02/15/29	360
		Series - 2004 B (Class 1A)
4,867,657	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	4,724
		Series - 2007 MX1 (Class A1)
25,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	20,007
		Series - 2007 1A (Class AF3)
3,718,782		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	3,554
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,827
		Series - 2006 HLTV (Class A4)
5,000,000	g	Hertz Vehicle Financing LLC	4.260	03/25/14	5,210
		Series - 2009 2A (Class A1)
5,500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	5,951
		Series - 2009 2A (Class A2)
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	4,284
		Series - 2007 1 (Class A3F)
1,965,228		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	1,971
		Series - 2007 1 (Class A1F)
2,390,294	g	JPMorgan Auto Receivables Trust	5.220	07/15/15	2,439
		Series - 2008 A (Class C)
2,902,053	i	Morgan Stanley ABS Capital I	0.270	01/25/37	2,821
		Series - 2007 HE2 (Class A2A)
8,025,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	4,373
		Series - 2006 3 (Class AF3)
10,990,709	i	Residential Asset Mortgage Products, Inc	0.970	11/25/34	9,483
		Series - 2004 RS11 (Class M1)
621,554	i	Residential Asset Securities Corp	6.490	10/25/30	517
		Series - 2001 KS2 (Class AI6)
6,094,034		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	5,916
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	10,848
		Series - 2006 HI5 (Class A3)
4,767,305		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	3,531
		Series - 2005 HI1 (Class A5)
2,553,778		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	2,533
		Series - 2006 HI2 (Class A2)
944,233		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	937
		Series - 2006 HI3 (Class A2)
6,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	5,252
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,336
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	112
		Series - 2006 HI1 (Class M2)
30,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	24,551
		Series - 2006 HI4 (Class A3)
5,254,758		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	5,185
		Series - 2006 HI4 (Class A2)
4,874,639	i	Securitized Asset Backed Receivables LLC Trust	0.500	03/25/36	4,553
		Series - 2006 NC2 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 11,520,834	i	Sequoia Mortgage Trust	3.750%	02/25/40	$11,513
		Series - 2010 H1 (Class A1)
1,635,054	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	1,324
		Series - 2006 N1 (Class N1)
2,100,000		Wachovia Auto Owner Trust	5.800	01/20/15	2,168
		Series - 2007 A (Class B)
3,436,971	g, i	Wachovia Loan Trust	0.710	05/25/35	2,058
		Series - 2005 SD1 (Class A)
4,089,632	i	Wells Fargo Home Equity Trust	0.490	07/25/36	3,717
		Series - 2006 2 (Class A3)
10,000,000		World Financial Network Credit Card Master Trust	3.790	05/15/16	10,242
		Series - 2009 B (Class A)

		TOTAL ASSET BACKED			229,735

OTHER MORTGAGE BACKED - 4.1%
6,410,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	6,417
		Series - 2006 6 (Class A4)
15,848,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	15,827
		Series - 2007 2 (Class A4)
401,347		Bank of America Alternative Loan Trust	5.500	09/25/19	410
		Series - 2004 8 (Class 3A1)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	3,652
		Series - 2006 PW14 (Class A4)
4,000,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	4,250
		Series - 2006 PW11 (Class A4)
7,525,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	7,791
		Series - 2005 PWR8 (Class A4)
9,420,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	10,076
		Series - 2004 PWR4 (Class A3)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	5,855
		Series - 2006 PW13 (Class AM)
8,000,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	8,395
		Series - 2006 T24 (Class A4)
725,000	i	Bear Stearns Commercial Mortgage Securities	4.980	07/11/42	764
		Series - 2004 PWR5 (Class A5)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	10,715
		Series - 2004 T16 (Class A6)
8,540,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	8,645
		Series - 2007 PW17 (Class A4)
9,150,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	9,254
		Series - 2007 PW18 (Class A4)
6,792,500		Citigroup, Inc	5.320	12/11/49	6,597
		Series - 2007 CD4 (Class A4)
17,274,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	17,854
		Series - 2007 C9 (Class A4)
7,448,353		Countrywide Alternative Loan Trust	5.500	08/25/16	6,438
		Series - 2004 30CB (Class 1A15)
4,959,482		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	4,939
		Series - 2005 17 (Class 1A10)
3,830,312		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	3,705
		Series - 2005 J3 (Class 1A1)
14,743,389	g,i	Credit Suisse Mortgage Capital Certificates	0.530	04/15/22	12,758
		Series - 2007 TF2A (Class A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Credit Suisse/Morgan Stanley Commercial Mortgage
$ 4,052,258	g,i	Certificate	0.540%	05/15/23	$3,956
		Series - 2006 HC1A (Class A1)
4,415,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	4,554
		Series - 2003 C3 (Class A5)
3,700,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	3,694
		Series - 2003 C3 (Class B)
9,863,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	10,395
		Series - 2005 C5 (Class A4)
2,710,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	2,282
		Series - 2005 C5 (Class AJ)
1,315,244		First Horizon Asset Securities, Inc	5.500	11/25/33	1,321
		Series - 2003 9 (Class 1A4)
6,000,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	6,371
		Series - 2003 C3 (Class A4)
8,243,569	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	8,361
		Series - 2003 AR1 (Class A5)
8,240,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	7,091
		Series - 2006 GG7 (Class AM)
5,537,800	i	Greenwich Capital Commercial Funding Corp	6.090	07/10/38	5,789
		Series - 2006 GG7 (Class A4)
15,180,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	15,208
		Series - 2007 GG9 (Class A4)
4,425,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	3,514
		Series - 2007 GG9 (Class AM)
20,785,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	20,445
		Series - 2007 GG11 (Class A4)
6,410,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	6,595
		Series - 2006 GG6 (Class A4)
9,300,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	7,906
		Series - 2006 GG6 (Class AM)
16,615,000		GS Mortgage Securities Corp II	5.560	11/10/39	16,859
		Series - 2006 GG8 (Class A4)
4,085,397	i	GSR Mortgage Loan Trust	5.030	01/25/36	3,984
		Series - 2006 AR1 (Class 2A2)
4,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.530	02/15/20	3,859
		Series - 2006 FL1A (Class A2)
4,650,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	5,087
		Series - 2009 IWST (Class A2)
11,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.380	07/12/37	11,519
		Series - 2002 C1 (Class A3)
15,970,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	15,784
		Series - 2006 LDP9 (Class A3)
5,880,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	02/12/49	4,743
		Series - 2007 CB19 (Class AM)
10,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	10,175
		Series - 2007 LD11 (Class A4)
7,799,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	8,153
		Series - 2005 C1 (Class A4)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	7,909
		Series - 2005 C2 (Class A5)
3,160,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	3,301
		Series - 2003 C1 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 17,500,000		LB-UBS Commercial Mortgage Trust	5.420%	02/15/40	$17,422
		Series - 2007 C1 (Class A4)
12,325,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	12,362
		Series - 2007 C2 (Class A3)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,573
		Series - 2007 C6 (Class A4)
18,745,000	i	Merrill Lynch & Co, Inc	5.170	12/12/49	18,508
		Series - 2006 4 (Class A3)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	3,414
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	2,671
		Series - 2006 C1 (Class A4)
3,365,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	1,142
		Series - 2008 C1 (Class C)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590	02/12/39	4,997
		Series - 2006 1 (Class A4)
5,670,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.150	08/12/49	4,610
		Series - 2007 8 (Class AM)
1,732,576		Morgan Stanley Capital I	4.690	06/13/41	1,741
		Series - 2004 T15 (Class A2)
9,930,000	i	Morgan Stanley Capital I	5.270	06/13/41	10,444
		Series - 2004 T15 (Class A4)
8,712,000		Morgan Stanley Capital I	5.170	01/14/42	9,226
		Series - 2005 HQ5 (Class A4)
13,200,000	i	Morgan Stanley Capital I	5.450	02/12/44	13,118
		Series - 2007 HQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	03/15/44	6,605
		Series - 2007 IQ13 (Class A4)
4,587,000	i	Morgan Stanley Capital I	5.730	07/12/44	4,915
		Series - 2006 HQ9 (Class A4)
3,075,000	i	Morgan Stanley Capital I	5.540	11/12/49	2,679
		Series - 2007 T25 (Class AM)
3,075,000		Morgan Stanley Capital I	4.770	07/15/56	2,585
		Series - 0 IQ9 (Class AJ)
7,500,000	i	Morgan Stanley Capital I	5.940	10/15/42	8,032
		Series - 2006 IQ11 (Class A4)
3,083,182	i	Structured Adjustable Rate Mortgage Loan Trust	0.730	03/25/35	2,962
		Series - 2005 6XS (Class A3)
4,364,963	i	Structured Adjustable Rate Mortgage Loan Trust	6.050	07/25/36	4,347
		Series - 2006 6 (Class 2A1)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	6,016
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			483,566

		TOTAL STRUCTURED ASSETS			713,301

		(Cost $709,728)

		TOTAL BONDS			11,558,828

		(Cost $11,087,815)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.0%
AGENCY SECURITIES - 0.0%
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380%	12/30/49	$160
1,527,061	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	519

		TOTAL AGENCY SECURITIES			679

		TOTAL PREFERRED STOCKS			679

		(Cost $49,941)

TIAA-CREF MUTUAL FUND- 0.0%
553,840	a	TIAA-CREF High-Yield Fund			5,117

		TOTAL TIAA-CREF MUTUAL FUND			5,117

		(Cost $5,122)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 16.9%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 16.9%
		Federal Home Loan Bank (FHLB)
$ 61,033,000		FHLB		07/02/10	61,033
32,844,000		FHLB		07/06/10	32,843
100,000,000		FHLB		07/09/10	99,999
41,603,000		FHLB		07/12/10	41,602
18,417,000		FHLB		07/13/10	18,416
683,888,000		FHLB		07/14/10	683,872
25,000,000		FHLB		07/15/10	24,999
138,296,000		FHLB		07/16/10	138,290
129,632,000		FHLB		07/19/10	129,627
47,027,000		FHLB		07/20/10	47,025
25,393,000		FHLB		07/22/10	25,392
98,207,000		FHLB		07/26/10	98,202
39,818,000		FHLB		07/29/10	39,816
12,388,000		FHLB		08/02/10	12,387
17,107,000		FHLB		08/18/10	17,104
30,000,000		FHLB		08/25/10	29,994
30,000,000		FHLB		08/27/10	29,994
25,000,000		FHLB		08/30/10	24,999
25,000,000		FHLB		08/31/10	24,997
		Federal Home Loan Mortgage Corp (FHLMC)
10,676,000		FHLMC		07/12/10	10,676
94,019,000		FHLMC		07/14/10	94,014
16,800,000		FHLMC		07/21/10	16,799
26,215,000		FHLMC		07/23/10	26,214
15,778,000		FHLMC		08/04/10	15,776
47,509,000		FHLMC		08/05/10	47,504
30,000,000		FHLMC		08/09/10	29,997
6,780,000		FHLMC		08/16/10	6,779
		Federal National Mortgage Association (FNMA)
35,530,000		FNMA		07/07/10	35,529
15,000,000		FNMA		07/12/10	14,999
20,000,000		FNMA		07/21/10	19,998
42,962,000		FNMA		07/28/10	42,959
20,275,000		FNMA		08/02/10	20,273
13,700,000		FNMA		08/11/10	13,698
11,773,000		FNMA		08/16/10	11,771

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			$1,987,577

		TOTAL SHORT-TERM INVESTMENTS			1,987,577

		(Cost $1,987,577)

		TOTAL INVESTMENTS - 115.6%			13,569,389
		(Cost $13,147,755)
		OTHER ASSETS & LIABILITIES, NET - (15.6)%			(1,832,308)

		NET ASSETS - 100.0%			$11,737,081

	*	Non-income producing.
	^	Amount represents less than $1,000.
	a	Affiliated holding.

	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At June 30, 2010 the value of these securities amounted to $608,769,827 or 5.19% of net assets.
	i	Floating or variable rate security. Coupon rate reflects the rate at period end.
	j	Zero coupon
	m	Indicates a security that has been deemed illiquid.
	n	In default
	o	Payment in Kind Bond

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	VALUE

GOVERNMENT BONDS - 98.9%

U.S. TREASURY SECURITIES - 98.9%
	k	United States Treasury Inflation Indexed Bonds
$ 101,217,727		3.380%, 01/15/12	$106,706
228,528,340		2.000%, 04/15/12	236,741
376,311,065		3.000%, 07/15/12	400,330
216,432,995		0.630%, 04/15/13	220,880
355,966,242		1.880%, 07/15/13	376,518
364,965,231		2.000%, 01/15/14	388,802
233,104,841		1.250%, 04/15/14	243,358
329,804,888		2.000%, 07/15/14	353,870
333,282,015		1.630%, 01/15/15	351,821
168,996,240		0.500%, 04/15/15	171,227
287,024,075		1.880%, 07/15/15	307,542
278,374,273		2.000%, 01/15/16	300,318
276,959,884		2.500%, 07/15/16	308,204
247,339,917		2.380%, 01/15/17	273,059
219,830,380		2.630%, 07/15/17	247,979
222,734,009		1.630%, 01/15/18	234,775
209,869,068		1.380%, 07/15/18	217,510
217,792,575		2.130%, 01/15/19	237,666
225,634,370		1.880%, 07/15/19	241,887
300,612,438		1.380%, 01/15/20	307,822
420,110,190		2.380%, 01/15/25	466,027
285,925,361		2.000%, 01/15/26	302,344
231,007,563		2.380%, 01/15/27	255,913
218,623,757		1.750%, 01/15/28	221,766
285,771,536		3.630%, 04/15/28	369,829
214,644,990		2.500%, 01/15/29	242,599
335,349,842		3.880%, 04/15/29	450,024
93,658,719		3.380%, 04/15/32	121,939
122,947,121		2.130%, 02/15/40	134,714

		TOTAL U.S. TREASURY SECURITIES	8,092,170

		TOTAL GOVERNMENT BONDS
		(Cost $7,574,111)	8,092,170

SHORT-TERM INVESTMENTS - 0.1%

U.S. TREASURY BILLS - 0.1%
		United States Treasury Bill
12,000,000		08/05/10	11,999

			11,999

		TOTAL SHORT-TERM INVESTMENTS	11,999

		(Cost $11,999)

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	VALUE

		TOTAL INVESTMENTS - 99.0%	$8,104,169
		(Cost $7,586,110)
		OTHER ASSETS AND LIABILITIES, NET - 1.0%	80,064

		NET ASSETS - 100.0%	$8,184,233

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 41.3%

CORPORATE BONDS - 12.4%

AGENCY SECURITIES - 1.6%
$ 23,709,568		AMAL Ltd	3.470%	08/21/21	$24,367
9,695,637		COP I LLC	3.610	12/05/21	10,067
7,215,467		COP I LLC	3.650	12/05/21	7,517
9,594,706		Gate Capital Cayman Two	3.550	06/11/21	9,868
4,500,000		KeyBank NA	3.200	06/15/12	4,708
4,500,000		New York Community Bank	3.000	12/16/11	4,654
9,338,190		Premier Aircraft Leasing	3.580	02/06/22	9,619
7,500,000		Private Export Funding Corp	4.300	12/15/21	7,826
4,000,000		Regions Bank	3.250	12/09/11	4,146
2,272,686		Rowan Cos, Inc	3.530	05/01/20	2,300
6,094,014		Rowan Cos, Inc	3.160	07/15/21	6,187
9,493,921		San Clemente Leasing LLC	3.590	08/27/21	9,972
8,050,000	e	State Street Corp	2.150	04/30/12	8,244
4,915,753		Tayarra Ltd	3.630	02/15/22	4,921
4,840,016		Tricahue Leasing LLC	3.500	11/19/21	4,935
10,000,000		US Central Federal Credit Union	1.900	10/19/12	10,206
5,000,000	e	Wells Fargo & Co	2.130	06/15/12	5,134
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,083

		TOTAL AGENCY SECURITIES			139,754

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
4,900,000		Advance Auto Parts, Inc	5.750	05/01/20	5,010
5,000,000		AutoZone, Inc	5.750	01/15/15	5,546

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			10,556

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
1,850,000		Home Depot, Inc	5.250	12/16/13	2,034
5,000,000		Home Depot, Inc	5.880	12/16/36	5,125

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			7,159

BUSINESS SERVICES - 0.1%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,135

		TOTAL BUSINESS SERVICES			5,135

CHEMICALS AND ALLIED PRODUCTS - 0.5%
1,000,000		Abbott Laboratories	3.750	03/15/11	1,021
3,100,000		Abbott Laboratories	2.700	05/27/15	3,170
3,335,000		Air Products & Chemicals, Inc	4.380	08/21/19	3,482
2,800,000		Airgas, Inc	4.500	09/15/14	2,911
805,000		Amgen, Inc	4.500	03/15/20	864
4,900,000		Amgen, Inc	5.750	03/15/40	5,360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 965,000		Clorox Co	5.450%	10/15/12	$1,050
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,476
6,250,000		Life Technologies Corp	3.380	03/01/13	6,389
4,000,000		Life Technologies Corp	4.400	03/01/15	4,138
5,000,000		Praxair, Inc	4.380	03/31/14	5,414
2,500,000		Praxair, Inc	5.250	11/15/14	2,805
5,000,000		Praxair, Inc	4.500	08/15/19	5,307

		TOTAL CHEMICALS AND ALLIED PRODUCTS			44,387

COMMUNICATIONS - 0.7%
5,000,000		Cellco Partnership	3.750	05/20/11	5,121
2,750,000		DIRECTV Holdings LLC	4.750	10/01/14	2,912
4,900,000		DIRECTV Holdings LLC	3.550	03/15/15	4,933
4,900,000		DIRECTV Holdings LLC	5.200	03/15/20	5,107
3,225,000		DIRECTV Holdings LLC	6.350	03/15/40	3,453
1,265,000		Sprint Capital Corp	8.380	03/15/12	1,327
3,235,000		Sprint Nextel Corp	6.000	12/01/16	2,903
3,500,000	e	Time Warner Cable, Inc	3.500	02/01/15	3,578
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,038
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	4,796
5,000,000		Time Warner Cable, Inc	5.000	02/01/20	5,113
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	3,772
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	5,964
2,500,000		Verizon Communications, Inc	4.350	02/15/13	2,672
1,500,000		Verizon Communications, Inc	6.250	04/01/37	1,611
1,400,000		Verizon Communications, Inc	6.400	02/15/38	1,543
1,500,000		Verizon Communications, Inc	8.950	03/01/39	2,125
1,000,000		Verizon New Jersey, Inc	5.880	01/17/12	1,060
2,500,000		Viacom, Inc	4.380	09/15/14	2,657

		TOTAL COMMUNICATIONS			64,685

DEPOSITORY INSTITUTIONS - 2.0%
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	3,652
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,139
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,058
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,986
5,000,000		BB&T Corp	3.380	09/25/13	5,157
5,000,000		BB&T Corp	3.850	07/27/27	5,212
1,250,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	1,264
5,000,000		Capital One Bank USA NA	8.800	07/15/19	6,242
3,500,000		Capital One Capital V	8.880	05/15/40	3,645
4,000,000		Capital One Financial Corp	5.700	09/15/11	4,161
5,000,000		City National Capital Trust I	9.630	02/01/40	5,262
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	3,116
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	6,431
2,375,000		Discover Bank	7.000	04/15/20	2,398
5,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	5,249
5,000,000	i	First Tennessee Bank NA	0.570	02/14/11	4,984
3,000,000		First Union National Bank of Florida	6.180	02/15/36	3,231
1,500,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	1,506
400,000		Manufacturers & Traders Trust Co	6.630	12/04/17	443
3,612,000	i	Manufacturers & Traders Trust Co	5.590	12/28/20	3,429

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 6,076,000	i	Manufacturers & Traders Trust Co	5.630%	12/01/21	$5,743
5,000,000		Mellon Funding Corp	6.400	05/14/11	5,213
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	5,232
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	1,279
6,100,000		Northern Trust Corp	4.630	05/01/14	6,668
5,000,000		PNC Funding Corp	3.630	02/08/15	5,147
5,000,000		PNC Funding Corp	5.130	02/08/20	5,199
4,875,000	e	Regions Financial Corp	4.880	04/26/13	4,900
5,000,000		Regions Financial Corp	7.750	11/10/14	5,275
3,875,000		Regions Financial Corp	5.750	06/15/15	3,850
5,000,000		Silicon Valley Bank	5.700	06/01/12	5,213
3,000,000		State Street Corp	4.300	05/30/14	3,195
4,900,000		US Bancorp	2.000	06/14/13	4,947
5,000,000		US Bancorp	2.880	11/20/14	5,088
3,000,000		US Bank NA	4.950	10/30/14	3,269
2,500,000		USB Capital XIII Trust	6.630	12/15/39	2,636
5,000,000		Webster Bank	5.880	01/15/13	4,693
5,000,000		Wells Fargo & Co	3.750	10/01/14	5,119
5,000,000		Wells Fargo & Co	4.750	02/09/15	5,233
2,475,000		Wells Fargo & Co	3.630	04/15/15	2,529
3,100,000		Wells Fargo & Co	5.630	12/11/17	3,389
4,000,000		Zions Bancorporation	7.750	09/23/14	4,076

		TOTAL DEPOSITORY INSTITUTIONS			176,458

EATING AND DRINKING PLACES - 0.0%
1,250,000		McDonald’s Corp	5.000	02/01/19	1,393

		TOTAL EATING AND DRINKING PLACES			1,393

ELECTRIC, GAS, AND SANITARY SERVICES - 1.4%
1,875,000		AGL Capital Corp	5.250	08/15/19	1,983
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,514
5,000,000		Avista Corp	5.950	06/01/18	5,547
1,000,000		Avista Corp	5.130	04/01/22	1,066
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	5,801
2,000,000		Connecticut Light & Power	5.750	03/01/37	2,153
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,334
3,784,988	g	Great River Energy	5.830	07/01/17	4,246
5,000,000		Hawaiian Electric Industries, Inc	6.140	08/15/11	5,191
5,000,000		Idaho Power Co	5.500	04/01/33	5,192
2,500,000		Idaho Power Co	6.250	10/15/37	2,876
7,500,000	g	International Transmission Co	4.450	07/15/13	7,960
1,550,000		Laclede Gas Co	6.500	11/15/10	1,576
2,000,000		Laclede Gas Co	6.150	06/01/36	2,204
5,000,000		National Fuel Gas Co	6.500	04/15/18	5,361
6,000,000		Nevada Power Co	6.650	04/01/36	6,822
2,000,000		Nicor, Inc	6.580	02/15/28	2,283
1,750,000		NiSource Finance Corp	10.750	03/15/16	2,243
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,651
1,600,000		NSTAR Electric Co	5.500	03/15/40	1,732
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,397
4,750,000		Pacific Gas & Electric Co	5.800	03/01/37	5,163
3,750,000	e	Pacific Gas & Electric Co	5.400	01/15/40	3,883

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 500,000		Piedmont Natural Gas Co, Inc	7.800%	09/29/10	$508
3,850,000		Portland General Electric Co	6.100	04/15/19	4,479
2,500,000		PPL Electric Utilities Corp	6.250	05/15/39	2,926
1,000,000		Public Service Electric & Gas Co	5.380	11/01/39	1,071
2,000,000		Questar Pipeline Co	6.570	09/26/11	2,116
620,000		San Diego Gas & Electric Co	6.000	06/01/39	724
1,380,000	e	San Diego Gas & Electric Co	5.350	05/15/40	1,490
2,800,000		Southern California Edison Co	6.050	03/15/39	3,286
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,254
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	2,906
3,000,000		Transcontinental Gas Pipe Line Co LLC	6.050	06/15/18	3,317
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,604
2,250,000	g	Williams Partners LP	3.800	02/15/15	2,265
3,900,000	g	Williams Partners LP	6.300	04/15/40	3,918
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	1,103

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			126,145

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.2%
666,000		Cisco Systems, Inc	2.900	11/17/14	689
1,500,000		Dell, Inc	3.380	06/15/12	1,557
2,500,000		Dell, Inc	5.880	06/15/19	2,809
3,750,000		Discovery Communications LLC	5.050	06/01/20	3,898
3,000,000		Hewlett-Packard Co	2.950	08/15/12	3,109
1,750,000	e	National Semiconductor Corp	3.950	04/15/15	1,773
2,500,000		Whirlpool Corp	8.000	05/01/12	2,735
1,100,000		Whirlpool Corp	8.600	05/01/14	1,297

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			17,867

FABRICATED METAL PRODUCTS - 0.1%
1,000,000		Ball Corp	6.750	09/15/20	1,010
4,900,000		Valmont Industries, Inc	6.630	04/20/20	5,021

		TOTAL FABRICATED METAL PRODUCTS			6,031

FOOD AND KINDRED PRODUCTS - 0.4%
5,000,000		Coca-Cola Enterprises, Inc	5.000	08/15/13	5,508
1,500,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	1,622
5,000,000		General Mills, Inc	5.650	02/15/19	5,681
1,600,000	g	HJ Heinz Finance Co	7.130	08/01/39	1,956
2,500,000		Kellogg Co	4.150	11/15/19	2,616
5,000,000		Kraft Foods, Inc	2.630	05/08/13	5,095
5,000,000		Kraft Foods, Inc	6.500	02/09/40	5,592
2,000,000		PepsiCo, Inc	7.900	11/01/18	2,586
2,500,000		PepsiCo, Inc	5.500	01/15/40	2,739

		TOTAL FOOD AND KINDRED PRODUCTS			33,395

FOOD STORES - 0.0%
1,000,000		Safeway, Inc	5.000	08/15/19	1,073

		TOTAL FOOD STORES			1,073

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

FURNITURE AND FIXTURES - 0.1%
$ 3,250,000		Johnson Controls, Inc	5.000	03/30/20	$3,416
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	4,260
4,900,000		Masco Corp	7.130	03/15/20	4,758

		TOTAL FURNITURE AND FIXTURES			12,434

GENERAL MERCHANDISE STORES - 0.1%
3,150,000		JC Penney Corp, Inc	5.650	06/01/20	3,079
2,500,000		TJX Cos, Inc	6.950	04/15/19	3,104

		TOTAL GENERAL MERCHANDISE STORES			6,183

HEALTH SERVICES - 0.2%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,296
5,000,000		Providence Health & Services	5.050	10/01/14	5,287
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	1,713
3,750,000		Quest Diagnostics, Inc	4.750	01/30/20	3,773

		TOTAL HEALTH SERVICES			16,069

HOLDING AND OTHER INVESTMENT OFFICES - 0.6%
5,000,000		ANDREW W MELLON FOUNDATION	3.950	08/01/14	5,349
2,400,000	g	BioMed Realty LP	6.130	04/15/20	2,499
5,000,000		Boston Properties LP	5.880	10/15/19	5,349
5,000,000		Brandywine Operating Partnership LP	7.500	05/15/15	5,452
3,500,000	g	Digital Realty Trust LP	4.500	07/15/15	3,489
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,479
3,400,000		Health Care REIT, Inc	6.130	04/15/20	3,517
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	2,993
5,000,000		Kimco Realty Corp	5.300	02/22/11	5,097
1,160,000		Liberty Property LP	7.250	03/15/11	1,197
1,000,000		ProLogis	7.630	08/15/14	1,061
1,000,000		ProLogis	7.380	10/30/19	979
2,550,000		Regency Centers LP	7.950	01/15/11	2,622
3,000,000		Washington Real Estate Investment Trust	5.130	03/15/13	3,099
4,900,000		Weingarten Realty Investors	5.650	01/15/13	5,110

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			49,292

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.3%
1,800,000		Deere & Co	5.380	10/16/29	1,967
4,340,000		Deere & Co	8.100	05/15/30	5,980
2,380,000		John Deere Capital Corp	2.950	03/09/15	2,444
2,625,000		Pall Corp	5.000	06/15/20	2,723
5,000,000		Timken Co	6.000	09/15/14	5,475
5,000,000		Xerox Corp	8.250	05/15/14	5,861
2,500,000		Xerox Corp	4.250	02/15/15	2,588
2,500,000		Xerox Corp	5.630	12/15/19	2,660

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			29,698

INSTRUMENTS AND RELATED PRODUCTS - 0.6%
2,500,000		Agilent Technologies, Inc	4.450	09/14/12	2,609

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,000,000		Baxter International, Inc	4.500%	08/15/19	$5,347
4,000,000		Becton Dickinson and Co	5.000	05/15/19	4,418
2,000,000		Becton Dickinson and Co	6.000	05/15/39	2,338
4,900,000		Medtronic, Inc	3.000	03/15/15	5,076
3,500,000		Medtronic, Inc	4.750	09/15/15	3,899
2,650,000		Medtronic, Inc	4.450	03/15/20	2,824
2,500,000		Medtronic, Inc	6.500	03/15/39	3,104
5,000,000		St. Jude Medical, Inc	4.880	07/15/19	5,411
2,165,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	2,190
2,000,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	2,064
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,921
700,000	e	Thermo Fisher Scientific, Inc	4.700	05/01/20	754
7,697,000		Zimmer Holdings, Inc	5.750	11/30/39	8,198

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			50,153

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
5,000,000		Hartford Financial Services Group, Inc	4.000	03/30/15	4,909
4,970,000		Hartford Financial Services Group, Inc	5.500	03/30/20	4,824
2,000,000		Hartford Financial Services Group, Inc	6.630	03/30/40	1,857

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			11,590

INSURANCE CARRIERS - 0.7%
5,000,000		Aflac, Inc	8.500	05/15/19	6,016
5,000,000		Aflac, Inc	6.900	12/17/39	5,197
820,000		CIGNA Corp	5.130	06/15/20	853
3,500,000		Cincinnati Financial Corp	6.130	11/01/34	3,351
2,500,000	i	Hartford Life Global Funding Trusts	0.640	03/15/11	2,489
5,000,000	g	Health Care Service Corp	7.750	06/15/11	5,102
4,150,000		Lincoln National Corp	4.300	06/15/15	4,221
2,000,000		Markel Corp	6.800	02/15/13	2,143
2,500,000		Markel Corp	7.130	09/30/19	2,743
5,300,000		Markel Corp	7.350	08/15/34	5,601
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	2,627
3,000,000		Progressive Corp	6.380	01/15/12	3,207
5,000,000		Protective Life Corp	7.380	10/15/19	5,429
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,221
5,000,000		Unum Group	7.130	09/30/16	5,494

		TOTAL INSURANCE CARRIERS			56,694

MEMBERSHIP ORGANIZATIONS - 0.1%
5,000,000		Nature Conservancy	6.300	07/01/19	5,484

		TOTAL MEMBERSHIP ORGANIZATIONS			5,484

MISCELLANEOUS RETAIL - 0.1%
3,000,000		CVS Caremark Corp	5.750	06/01/17	3,337
4,900,000		CVS Caremark Corp	4.750	05/18/20	5,016
1,070,896	g	CVS Caremark Corp	5.300	01/11/27	1,077
2,150,000		Staples, Inc	7.750	04/01/11	2,247
500,000		Staples, Inc	9.750	01/15/14	613

		TOTAL MISCELLANEOUS RETAIL			12,290

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

NONDEPOSITORY INSTITUTIONS - 0.3%
$ 1,675,000		American Express Co	7.000%	03/19/18	$1,932
3,325,000		American Express Co	8.130	05/20/19	4,128
4,700,000	g	CDP Financial, Inc	3.000	11/25/14	4,743
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	5,836
4,500,000	e	Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	4,680

		TOTAL NONDEPOSITORY INSTITUTIONS			21,319

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
2,500,000		Vulcan Materials Co	6.300	06/15/13	2,782

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS			2,782

OIL AND GAS EXTRACTION - 0.5%
5,000,000		Apache Corp	5.250	04/15/13	5,461
3,000,000		Apache Corp	6.000	01/15/37	3,316
1,750,000		Chesapeake Energy Corp	6.500	08/15/17	1,726
2,500,000	e	Devon Energy Corp	6.300	01/15/19	2,896
5,000,000		Diamond Offshore Drilling, Inc	4.880	07/01/15	5,191
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,047
3,000,000	e	EOG Resources, Inc	4.400	06/01/20	3,101
5,000,000		EQT Corp	8.130	06/01/19	5,882
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,026
3,000,000		Questar Market Resources, Inc	6.050	09/01/16	3,225
5,000,000		SEACOR Holdings, Inc	7.380	10/01/19	5,280

		TOTAL OIL AND GAS EXTRACTION			44,151

PAPER AND ALLIED PRODUCTS - 0.2%
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,101
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,621
2,650,000		International Paper Co	7.300	11/15/39	2,922
5,000,000		MeadWestvaco Corp	7.380	09/01/19	5,433

		TOTAL PAPER AND ALLIED PRODUCTS			14,077

PETROLEUM AND COAL PRODUCTS - 0.1%
2,500,000		Hess Corp	8.130	02/15/19	3,116
4,000,000	e	Hess Corp	6.000	01/15/40	4,135
1,430,000		Marathon Oil Corp	6.500	02/15/14	1,610
1,678,000		Marathon Oil Corp	5.900	03/15/18	1,852

		TOTAL PETROLEUM AND COAL PRODUCTS			10,713

PRIMARY METAL INDUSTRIES - 0.1%
2,000,000		Reliance Steel & Aluminum Co	6.850	11/15/36	1,938
2,400,000		United States Steel Corp	7.380	04/01/20	2,373

		TOTAL PRIMARY METAL INDUSTRIES			4,311

PRINTING AND PUBLISHING - 0.0%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	2,576

		TOTAL PRINTING AND PUBLISHING			2,576

RAILROAD TRANSPORTATION - 0.2%
1,440,000	e	CSX Corp	6.150	05/01/37	1,575
1,900,000		CSX Transportation, Inc	7.820	04/01/11	1,977

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,500,000		Norfolk Southern Corp	5.750%	01/15/16	$2,836
5,000,000		Norfolk Southern Corp	5.900	06/15/19	5,749
2,500,000		Norfolk Southern Corp	5.590	05/17/25	2,678
4,815,000		Norfolk Southern Corp	5.640	05/17/29	5,073
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	61
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	61
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	61

		TOTAL RAILROAD TRANSPORTATION			20,071

SECURITY AND COMMODITY BROKERS - 0.1%
2,200,000		Ameriprise Financial, Inc	5.300	03/15/20	2,298
1,940,000		Franklin Resources, Inc	3.130	05/20/15	1,987
7,000,000	e	NASDAQ OMX Group, Inc	2.500	08/15/13	6,641

		TOTAL SECURITY AND COMMODITY BROKERS			10,926

SOCIAL SERVICES - 0.1%
2,000,000		American National Red Cross	5.390	11/15/12	2,053
4,000,000		American National Red Cross	5.570	11/15/17	4,017
5,145,000		Salvation Army	5.640	09/01/26	5,143

		TOTAL SOCIAL SERVICES			11,213

STONE, CLAY, AND GLASS PRODUCTS - 0.0%
2,500,000	e	3M Co	6.380	02/15/28	3,010

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			3,010

TRANSPORTATION BY AIR - 0.5%
14,550,000		Delta Air Lines, Inc	7.570	11/18/10	14,732
10,312,000		Delta Air Lines, Inc	7.110	09/18/11	10,647
5,000,000		Delta Air Lines, Inc	6.420	07/02/12	5,000
5,000,000	i	JetBlue Airways Corp	0.890	11/15/16	3,738
5,000,000	g	Southwest Airlines Co	10.500	12/15/11	5,578

		TOTAL TRANSPORTATION BY AIR			39,695

TRANSPORTATION EQUIPMENT - 0.1%
5,000,000	g	Harley-Davidson Funding Corp	6.800	06/15/18	5,265
2,592,770	g	Southern Capital Corp	5.700	06/30/22	1,729

		TOTAL TRANSPORTATION EQUIPMENT			6,994

TRANSPORTATION SERVICES - 0.1%
2,500,000		FedEx Corp	7.380	01/15/14	2,920
		United Parcel Service of America, Inc (Step Bond 8.375%
1,360,000		until 04/01/20, 7.620% until 04/01/30)	8.380	04/01/30	1,847
3,750,000		United Parcel Service, Inc	3.880	04/01/14	4,034

		TOTAL TRANSPORTATION SERVICES			8,801

WHOLESALE TRADE-NONDURABLE GOODS - 0.0%
2,500,000		SYSCO Corp	6.630	03/17/39	3,179

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			3,179

		TOTAL CORPORATE BONDS			1,087,743

		(Cost $1,026,186)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS 26.0%

AGENCY SECURITIES - 2.5%
		Federal Home Loan Bank (FHLB)
$ 5,500,000		FHLB	5.000	11/17/17	$6,276
		Federal Home Loan Mortgage Corp (FHLMC)
7,780,000		FHLMC	2.500	04/23/14	8,055
3,000,000		FHLMC	3.500	05/29/13	3,205
2,000,000		FHLMC	4.130	12/21/12	2,159
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,510,442		FGLMC	5.000	04/01/23	1,612
		Federal National Mortgage Association (FNMA)
10,000,000		FNMA	2.630	11/20/14	10,335
13,500,000		FNMA	3.000	09/16/14	14,167
3,859,001		FNMA	4.500	03/25/33	4,167
600,000		FNMA	4.000	02/25/19	629
2,000,000		FNMA	1.130	07/30/12	2,013
3,700,000		FNMA	3.250	08/12/10	3,713
12,000,000		FNMA	2.500	05/15/14	12,388
6,000,000		FNMA	1.750	05/07/13	6,110
7,565,519		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,099
11,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	10,608
4,000,000	j	Government Trust Certificate	0.000	04/01/21	2,509
12,750,000	i	India Government AID Bond	0.440	02/01/27	11,773
5,000,000	g,j	Overseas Private Investment Corp	0.000	12/10/10	6,034
4,200,000		Overseas Private Investment Corp	1.900	12/10/11	4,278
991,304		Overseas Private Investment Corp	5.410	12/15/11	1,020
4,700,000	j	Overseas Private Investment Corp	0.000	07/12/14	4,867
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/14	3,216
7,751,954		Overseas Private Investment Corp	3.420	01/15/15	8,115
676,839		Overseas Private Investment Corp	3.740	04/15/15	708
4,421,893		Overseas Private Investment Corp	5.140	12/15/23	4,901
9,855,674		Overseas Private Investment Corp	4.440	02/27/27	10,341
6,900,000		Private Export Funding Corp	3.550	04/15/13	7,346
6,085,000		Private Export Funding Corp	4.970	08/15/13	6,745
1,050,000		Private Export Funding Corp	4.550	05/15/15	1,164
10,000,000		Private Export Funding Corp	4.380	03/15/19	10,828
5,000,000		US Department of Housing and Urban Development	4.560	08/01/17	5,574
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	5,777
5,717,000		US Department of Housing and Urban Development	4.960	08/01/20	6,380
9,500,000		US Department of Housing and Urban Development	5.050	08/01/21	10,570
8,059,515	g	US Trade Funding Corp	4.260	11/15/14	8,470

		TOTAL AGENCY SECURITIES			214,152

FOREIGN GOVERNMENT BONDS - 1.2%
3,900,000		Canada Government International Bond	2.380	09/10/14	4,003
10,000,000		Council Of Europe Development Bank	2.750	02/10/15	10,290
2,750,000		Eksportfinans A/S	5.000	02/14/12	2,917
2,000,000		European Investment Bank	4.880	02/15/36	2,109

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 6,082,000		Hydro Quebec	8.400%	01/15/22	$8,477
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	5,247
2,850,000	e	Italy Government International Bond	5.380	06/12/17	2,983
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,132
5,000,000		Province of Manitoba Canada	5.000	02/15/12	5,325
2,000,000		Province of Manitoba Canada	2.130	04/22/13	2,045
2,500,000		Province of Ontario Canada	3.130	09/08/10	2,512
10,000,000		Province of Ontario Canada	2.630	01/20/12	10,237
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,356
8,100,000	e	Province of Ontario Canada	2.950	02/05/15	8,304
11,200,000		Province of Ontario Canada	2.700	06/16/15	11,296
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,195
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,313
5,000,000		Province of Quebec Canada	7.500	09/15/29	6,863

		TOTAL FOREIGN GOVERNMENT BONDS			107,604

MORTGAGE BACKED - 14.1%
		Federal Home Loan Mortgage Corp (FHLMC)
6,610,623	i	FHLMC	5.720	09/01/37	7,057
3,314,769	i	FHLMC	5.710	08/01/37	3,542
5,923,022	i	FHLMC	5.880	04/01/37	6,369
16,000,000		FHLMC	6.000	07/15/40	17,365
32,000,000		FHLMC	5.500	07/15/40	34,335
31,000,000		FHLMC	5.000	07/15/40	32,787
6,724,826	i	FHLMC	5.540	03/01/37	7,127
4,308,975	i	FHLMC	5.820	07/01/36	4,552
3,342,547	i	FHLMC	2.640	02/01/36	3,463
5,000,000		FHLMC	5.000	07/15/25	5,330
6,416,478	i	FHLMC	5.740	02/01/37	6,897
7,011,421	i	FHLMC	6.050	09/01/36	7,429
1,698,744	i	FHLMC	3.280	09/01/36	1,761
		Federal Home Loan Mortgage Corp Gold (FGLMC)
5,306,201		FGLMC	4.500	09/01/35	5,544
1,893,861		FGLMC	4.500	09/01/35	1,979
1,849,179		FGLMC	6.000	08/01/35	2,017
4,968,721		FGLMC	4.500	09/01/35	5,192
805,557		FGLMC	4.500	12/01/35	842
1,667,633		FGLMC	5.000	10/01/35	1,769
9,375,514		FGLMC	5.000	09/01/35	9,943
572,150		FGLMC	6.000	05/01/35	624
1,883,397		FGLMC	6.000	05/01/35	2,055
1,064,317		FGLMC	6.000	05/01/35	1,161
571,979		FGLMC	6.000	05/01/35	624
2,207,040		FGLMC	5.500	06/01/35	2,376
3,865,162		FGLMC	7.000	05/01/35	4,395
1,607,822		FGLMC	6.000	05/01/35	1,754
1,944,911		FGLMC	6.000	11/01/38	2,114
7,761,155		FGLMC	5.000	04/01/38	8,222
1,895,402		FGLMC	4.500	05/01/39	1,966
3,676,968		FGLMC	5.000	07/01/39	3,895
11,195,732		FGLMC	4.500	06/01/39	11,614

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,841,455		FGLMC	4.000%	06/01/39	$5,920
347,429		FGLMC	6.500	05/01/36	382
18,520,164		FGLMC	5.500	04/01/36	19,942
1,319,532		FGLMC	5.000	02/01/36	1,399
1,779,035		FGLMC	6.500	10/01/36	1,956
4,693,502		FGLMC	6.000	02/01/38	5,101
2,381,058		FGLMC	6.500	11/01/37	2,614
2,398,566		FGLMC	6.000	09/01/37	2,608
1,019,370		FGLMC	6.000	05/01/35	1,112
1,555,500		FGLMC	4.500	01/01/20	1,658
1,867,055		FGLMC	5.000	02/01/19	2,006
2,053,423		FGLMC	5.500	01/01/19	2,230
344,570		FGLMC	4.500	07/01/20	367
3,047,025		FGLMC	4.500	06/01/21	3,244
11,005,903		FGLMC	4.500	06/01/21	11,716
279,183		FGLMC	7.000	10/01/20	311
495,241		FGLMC	6.000	12/01/17	539
272,645		FGLMC	6.500	12/01/16	295
13,023		FGLMC	6.000	03/01/11	13
3,222,312		FGLMC	4.500	10/01/18	3,438
5,484,823		FGLMC	4.500	01/01/19	5,845
4,785,216		FGLMC	4.500	11/01/18	5,106
4,072,038		FGLMC	4.500	11/01/18	4,345
14,936,308		FGLMC	7.000	12/01/33	16,983
8,549,046		FGLMC	5.500	12/01/33	9,229
3,784,152		FGLMC	5.500	09/01/33	4,085
10,492,914		FGLMC	5.000	01/01/34	11,154
1,346,197		FGLMC	5.500	12/01/34	1,452
2,072,675		FGLMC	6.000	09/01/34	2,275
3,219,528		FGLMC	5.000	05/01/34	3,417
4,690,021		FGLMC	4.000	07/01/24	4,877
20,500		FGLMC	7.000	05/01/23	23
3,498,745		FGLMC	4.500	03/01/23	3,699
1,728,361		FGLMC	4.500	09/01/24	1,825
4,297,746		FGLMC	5.500	09/01/33	4,640
3,112,341		FGLMC	4.500	07/01/33	3,264
81,526		FGLMC	8.000	01/01/31	94
		Federal National Mortgage Association (FNMA)
4,626,728		FNMA	5.000	08/01/35	4,911
2,533,235		FNMA	4.500	08/01/35	2,649
9,531,373		FNMA	4.000	10/01/35	9,720
6,048,874		FNMA	5.000	09/01/35	6,429
671,341		FNMA	6.000	07/01/35	732
2,379,230		FNMA	5.500	06/01/35	2,560
2,895,824		FNMA	5.500	06/01/35	3,116
58,240		FNMA	7.500	06/01/35	66
1,913,695		FNMA	5.500	06/01/35	2,059
4,331,003		FNMA	5.000	10/01/35	4,597
1,868,369	i	FNMA	5.830	07/01/36	1,989
4,018,671		FNMA	6.000	03/01/36	4,374
2,584,916		FNMA	6.000	12/01/36	2,813
2,290,472		FNMA	6.500	09/01/36	2,516

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,145,814		FNMA	6.500%	02/01/36	$1,258
3,494,109		FNMA	5.000	02/01/36	3,709
9,458,677		FNMA	5.500	10/01/35	10,178
682,083		FNMA	6.500	02/01/36	751
1,621,626	i	FNMA	5.660	02/01/36	1,712
591,412		FNMA	6.000	12/01/34	649
47,954		FNMA	4.500	09/01/34	50
2,992,857		FNMA	5.500	01/01/35	3,223
8,757,523		FNMA	5.500	01/01/35	9,431
1,465,927		FNMA	4.500	08/01/34	1,535
162,736		FNMA	4.500	07/01/34	170
174,777		FNMA	4.500	07/01/34	183
90,226		FNMA	4.500	08/01/34	94
54,717		FNMA	4.500	07/01/34	57
631,062		FNMA	5.500	03/01/35	679
727,308		FNMA	5.500	05/01/35	783
879,380		FNMA	5.500	05/01/35	946
3,696,093		FNMA	6.000	05/01/35	4,030
277,815		FNMA	5.500	05/01/35	299
3,185,405		FNMA	5.500	05/01/35	3,427
1,904,141		FNMA	5.500	04/01/35	2,049
1,837,966		FNMA	5.500	04/01/35	1,978
10,723,698		FNMA	4.500	05/01/35	11,247
1,941,671		FNMA	5.500	04/01/35	2,089
15,609,049	i	FNMA	5.830	01/01/37	16,782
13,798,035		FNMA	4.500	02/01/39	14,331
2,679,453		FNMA	6.000	01/01/39	2,909
3,836,511		FNMA	4.000	04/01/39	3,891
4,430,560		FNMA	4.500	02/01/39	4,602
3,061,359		FNMA	6.000	01/01/39	3,324
3,241,781	i	FNMA	4.940	10/01/38	3,436
373,176		FNMA	6.500	03/01/38	409
3,001,865		FNMA	5.500	01/01/39	3,227
4,661,186		FNMA	4.500	01/01/39	4,841
7,576,440		FNMA	4.500	04/01/39	7,867
95,000,000		FNMA	4.500	08/25/40	98,102
53,000,000		FNMA	6.000	07/25/40	57,480
51,000,000		FNMA	5.000	09/25/40	53,574
3,000,000		FNMA	6.000	08/25/40	3,245
50,000,000		FNMA	5.500	07/25/40	53,672
4,860,060		FNMA	4.500	08/01/39	5,046
23,844,688		FNMA	4.500	05/01/39	24,758
26,000,000		FNMA	4.000	07/25/40	26,329
11,520,425		FNMA	6.000	09/01/39	12,509
3,180,067		FNMA	6.000	09/01/37	3,499
2,970,544		FNMA	6.000	09/01/37	3,268
2,409,854		FNMA	6.000	09/01/37	2,650
1,873,005		FNMA	6.000	09/01/37	2,052
1,225,865		FNMA	6.500	08/01/37	1,345
3,861,895		FNMA	6.500	03/01/37	4,242
1,060,949		FNMA	7.000	02/01/37	1,180
896,856		FNMA	6.500	08/01/37	984

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,017,613		FNMA	7.000%	04/01/37	$1,132
1,840,889		FNMA	6.500	09/01/37	2,019
89,120		FNMA	6.500	02/01/38	98
253,825		FNMA	6.500	01/01/38	278
152,395		FNMA	6.500	03/01/38	167
1,515,302		FNMA	6.500	03/01/38	1,662
1,869,186		FNMA	7.000	11/01/37	2,079
873,396		FNMA	6.500	09/01/37	958
710,110		FNMA	6.500	09/01/37	779
1,404,219	i	FNMA	5.870	10/01/37	1,510
501,690		FNMA	6.500	09/01/37	550
371,101		FNMA	6.000	02/01/19	406
337,325		FNMA	6.000	01/01/19	369
523,590		FNMA	4.500	05/01/19	558
127,814		FNMA	4.500	03/01/19	136
2,783,630		FNMA	5.000	01/01/19	3,012
46,829		FNMA	5.500	05/01/18	51
326,263		FNMA	5.500	04/01/18	354
3,210,842		FNMA	5.000	12/01/18	3,453
5,207,813		FNMA	5.500	11/01/18	5,656
1,242,921		FNMA	4.500	06/01/19	1,326
30,202		FNMA	8.000	03/01/23	35
3,711,592		FNMA	4.500	03/01/23	3,927
4,000,000		FNMA	5.000	07/25/23	4,268
6,743,785		FNMA	5.000	07/01/23	7,205
4,434,384		FNMA	5.500	08/01/21	4,799
591,510		FNMA	4.500	11/01/20	631
1,330,667		FNMA	5.000	03/01/20	1,431
1,974,177		FNMA	5.000	03/01/21	2,123
1,658,377		FNMA	5.000	12/01/20	1,781
1,062		FNMA	7.500	10/01/11	1
5,510		FNMA	7.500	10/01/11	6
53,899		FNMA	5.000	06/01/13	55
48,708		FNMA	7.000	04/01/12	51
181		FNMA	7.500	10/01/11	0^
2,417		FNMA	8.000	07/01/11	3
5,772		FNMA	7.500	06/01/11	6
1,649		FNMA	7.500	09/01/11	2
1,924		FNMA	7.500	08/01/11	2
2,674,710		FNMA	4.440	07/01/13	2,840
804,912		FNMA	6.500	04/01/17	878
195,646		FNMA	6.500	10/01/16	213
331,070		FNMA	6.500	02/01/18	361
2,177,521		FNMA	5.000	12/01/17	2,342
6,628		FNMA	8.500	11/01/14	7
1,690,016		FNMA	4.590	05/01/14	1,814
3,680,527		FNMA	4.020	08/01/13	3,878
2,984,920		FNMA	4.530	10/01/14	3,204
4,118,832		FNMA	4.270	06/01/14	4,382
203,447		FNMA	5.000	01/01/24	217
456,956		FNMA	5.000	03/01/34	486
94,257		FNMA	7.000	01/01/34	105

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 523,755	FNMA	5.000%	03/01/34	$557
20,603,477	FNMA	5.000	03/01/34	21,911
748,385	FNMA	5.500	12/01/33	807
2,547,619	FNMA	5.500	11/01/33	2,748
2,116,694	FNMA	5.500	11/01/33	2,283
393,609	FNMA	5.500	12/01/33	425
2,000,402	FNMA	5.500	11/01/33	2,157
1,174,455	FNMA	5.000	03/01/34	1,249
65,758	FNMA	4.500	06/01/34	69
52,015	FNMA	4.500	06/01/34	54
232,242	FNMA	4.500	06/01/34	243
51,056	FNMA	4.500	06/01/34	53
53,864	FNMA	4.500	05/01/34	56
3,483,251	FNMA	5.000	04/01/34	3,702
400,771	FNMA	5.000	03/01/34	426
59,251	FNMA	4.500	05/01/34	62
945,011	FNMA	4.500	05/01/34	989
8,000,000	FNMA	4.500	07/25/25	8,439
10,000,000	FNMA	4.000	07/25/25	10,388
1,823,140	FNMA	6.500	07/01/32	2,035
17,058,573	FNMA	5.000	10/01/25	18,179
9,391,020	FNMA	4.000	09/01/24	9,781
5,431,956	FNMA	4.000	05/01/24	5,658
607,225	FNMA	5.500	02/01/24	657
2,899,166	FNMA	4.500	08/01/24	3,064
94,935	FNMA	8.000	07/01/24	110
333,416	FNMA	5.000	02/01/33	355
1,686,163	FNMA	5.000	11/01/33	1,793
1,104,255	FNMA	5.000	10/01/33	1,174
1,800,358	FNMA	5.500	11/01/33	1,942
1,484,637	FNMA	5.500	11/01/33	1,601
1,284,956	FNMA	5.000	10/01/33	1,367
2,117,595	FNMA	4.500	08/01/33	2,221
1,088,907	FNMA	5.500	07/01/33	1,174
288,855	FNMA	4.500	09/01/33	301
1,164,836	FNMA	5.000	08/01/33	1,239
	Government National Mortgage Association (GNMA)
2,811,633	GNMA	6.500	11/20/38	3,093
4,502,783	GNMA	4.500	03/15/39	4,701
941,247	GNMA	4.500	05/15/39	983
22,000,000	GNMA	5.500	07/15/38	23,767
1,627,374	GNMA	6.000	08/15/38	1,777
1,774,381	GNMA	6.000	08/20/38	1,938
4,845,148	GNMA	4.500	07/20/39	5,047
10,000,000	GNMA	6.000	07/15/40	10,897
20,000,000	GNMA	5.000	07/20/40	21,256
4,930,395	GNMA	6.230	09/15/43	5,302
1,837,098	GNMA	5.000	07/20/39	1,958
1,922,994	GNMA	4.000	08/15/39	1,958
38,000,000	GNMA	4.500	07/15/40	39,579
20,000,000	GNMA	5.000	07/15/38	21,303
42,741	GNMA	6.500	08/15/23	47

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 12,295		GNMA	6.500%	08/15/23	$14
6,167,993		GNMA	4.390	08/16/30	6,270
2,827,830		GNMA	5.220	04/15/15	2,854
81,080		GNMA	9.000	12/15/17	90
64,364		GNMA	8.000	06/15/22	74
250,064		GNMA	6.500	05/20/31	280
3,741,933		GNMA	5.500	02/15/37	4,052
4,104,724		GNMA	6.000	02/20/37	4,488
3,540,516		GNMA	5.000	04/15/38	3,781
974,289		GNMA	5.500	07/15/33	1,061
756,784		GNMA	6.000	10/20/36	829
793,715		GNMA	6.000	01/20/37	868

		TOTAL MORTGAGE BACKED			1,235,018

MUNICIPAL BONDS - 1.7%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,929
1,110,000		Atlanta Urban Residential Finance Authority	5.070	12/01/11	1,150
4,500,000	g	Basin Electric Power Coop	6.130	06/01/41	4,269
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,533
		Chicago Metropolitan Water Reclamation District-Greater
5,000,000		Chicago	5.720	12/01/38	5,425
1,250,000		City & County of Honolulu HI	6.110	07/01/29	1,285
4,000,000		City of Dallas TX	5.080	02/15/22	4,115
1,500,000		City of Dallas TX	5.200	02/15/35	1,453
950,000		City of Eugene OR	6.320	08/01/22	1,008
5,000,000		City of New York NY	4.500	06/01/15	5,322
1,055,000	j	City of Oakland CA	0.000	12/15/11	1,008
4,750,000		Clean Water Services	5.700	10/01/30	4,961
5,000,000		Commonwealth of Massachusetts	5.460	12/01/39	5,240
325,000		County of Harnett NC	5.150	05/01/12	327
2,335,000		County of Mercer NJ	5.380	02/01/17	2,390
4,000,000		Dallas County Hospital District	5.620	08/15/44	4,273
		Douglas County Public Utility District No 1 Wells
1,680,000		Hydroelectric	5.110	09/01/18	1,716
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,515
8,340,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,677
3,500,000		Grant County Public Utility District No 2	5.630	01/01/27	3,694
2,000,000		Guadalupe Valley Electric Coop, Inc	5.670	10/01/32	1,713
1,000,000		Kansas Development Finance Authority	4.590	05/01/14	1,051
1,350,000		Kansas Development Finance Authority	4.720	05/01/15	1,438
2,750,000	g	LL & P Wind Energy, Inc	5.220	12/01/12	2,780
4,900,000		Massachusetts St. Water Pollution Abatement	5.190	08/01/40	4,891
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,017
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,308
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,213
560,000		New York City Housing Development Corp	4.660	11/01/10	565
2,160,000		New York State Environmental Facilities Corp	4.900	12/15/11	2,225
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,421
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,505
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,689
3,750,000		State of California	7.630	03/01/40	4,052
2,050,000		State of Hawaii	4.670	05/01/14	2,196

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,000,000	State of Illinois	4.070%	01/01/14	$4,927
5,570,000	State of Illinois	4.350	06/01/18	5,244
5,750,000	State of Michigan	4.600	11/01/11	6,005
2,500,000	State of Ohio	5.410	09/01/28	2,666
3,050,000	State of Oregon	5.030	08/01/14	3,331
3,265,000	State of Texas	4.900	08/01/20	3,348
5,000,000	State of Texas	6.070	10/01/29	5,349
4,735,000	State of Washington	5.050	01/01/18	4,795
1,033,000	State of Wisconsin	5.700	05/01/26	1,050
5,000,000	Tuolumne Wind Project Authority	6.920	01/01/34	5,301
2,025,000	University Central Fl University Revenues	5.130	10/01/20	1,875

	TOTAL MUNICIPAL BONDS			149,245

U.S. TREASURY SECURITIES - 6.5%
69,400,000	United States Treasury Bond	8.000	11/15/21	100,934
5,000,000	United States Treasury Bond	6.380	08/15/27	6,736
20,000,000	United States Treasury Bond	5.250	02/15/29	24,069
13,176,000	United States Treasury Bond	5.380	02/15/31	16,211
12,640,000	United States Treasury Bond	4.380	11/15/39	13,645
2,400,000	United States Treasury Bond	4.630	02/15/40	2,698
5,130,000	United States Treasury Note	1.000	08/31/11	5,163
11,875,000	United States Treasury Note	1.000	09/30/11	11,957
1,400,000	United States Treasury Note	0.750	11/30/11	1,405
67,254,000	United States Treasury Note	1.000	12/31/11	67,745
12,750,000	United States Treasury Note	0.880	02/29/12	12,818
36,625,000	United States Treasury Note	1.380	11/15/12	37,149
14,280,000	United States Treasury Note	1.130	12/15/12	14,397
34,267,000	United States Treasury Note	1.380	01/15/13	34,727
28,905,000	United States Treasury Note	1.130	06/15/13	29,020
2,670,000	United States Treasury Note	3.130	09/30/13	2,843
34,030,000	United States Treasury Note	2.250	05/31/14	35,112
33,395,000	United States Treasury Note	2.380	08/31/14	34,525
8,190,000	United States Treasury Note	2.380	10/31/14	8,450
17,585,000	United States Treasury Note	2.130	11/30/14	17,959
8,650,000	United States Treasury Note	2.250	01/31/15	8,866
14,631,000	United States Treasury Note	2.500	04/30/15	15,151
29,554,000	United States Treasury Note	2.130	05/31/15	30,062
13,150,000	United States Treasury Note	1.880	06/30/15	13,200
5,000,000	United States Treasury Note	2.630	04/30/16	5,138
5,000,000	United States Treasury Note	2.750	05/31/17	5,105
15,188,000	United States Treasury Note	3.500	05/15/20	15,895

	TOTAL U.S. TREASURY SECURITIES			570,980

	TOTAL GOVERNMENT BONDS			2,276,999

	(Cost $2,187,557)

STRUCTURED ASSETS - 2.9%

ASSET BACKED - 1.0%
5,000,000	AmeriCredit Automobile Receivables Trust	5.190	08/17/15	5,220
	Series - 2010 1 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,500,000		AmeriCredit Prime Automobile Receivable	4.990%	07/17/17	$1,562
		Series - 2009 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	0.920	06/25/34	2,964
		Series - 2004 OPT1 (Class M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	255
		Series - 2004 2 (Class 1B)
1,500,000		CNH Equipment Trust	4.980	04/15/16	1,540
		Series - 2009 C (Class B)
2,150,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	2,042
		Series - 2006 15 (Class A2)
616,652	i	Countrywide Home Equity Loan Trust	0.570	02/15/29	327
		Series - 2004 B (Class 1A)
2,743,589	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	2,663
		Series - 2007 MX1 (Class A1)
12,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	9,604
		Series - 2007 1A (Class AF3)
1,991,087		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	1,903
		Series - 2006 HLTV (Class A3)
2,282,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,604
		Series - 2006 HLTV (Class A4)
3,370,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	3,647
		Series - 2009 2A (Class A2)
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	4,284
		Series - 2007 1 (Class A3F)
974,493		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	977
		Series - 2007 1 (Class A1F)
955,166	i	Morgan Stanley ABS Capital I	0.270	01/25/37	929
		Series - 2007 HE2 (Class A2A)
1,603,326		MP Environmental Funding LLC	4.980	07/15/14	1,740
		Series - 2007 A1 (Class)
4,010,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	2,185
		Series - 2006 3 (Class AF3)
2,045,593		Residential Asset Mortgage Products, Inc	4.970	09/25/33	2,040
		Series - 2003 RZ5 (Class A7)
4,355,493		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	4,228
		Series - 2006 HI5 (Class A2)
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,232
		Series - 2006 HI5 (Class A3)
1,276,889		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	1,266
		Series - 2006 HI2 (Class A2)
5,700,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	4,990
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,069
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	64
		Series - 2006 HI1 (Class M2)
18,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	14,730
		Series - 2006 HI4 (Class A3)
3,820,452		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	3,769
		Series - 2006 HI4 (Class A2)
1,596,364	i	Securitized Asset Backed Receivables LLC Trust	0.500	03/25/36	1,491
		Series - 2006 NC2 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,940,614	i	Sequoia Mortgage Trust	3.750%	02/25/40	$3,938
		Series - 2010 H1 (Class A1)
1,196,381	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	969
		Series - 2006 N1 (Class N1)
1,782,133	g,i	Wachovia Loan Trust	0.710	05/25/35	1,067
		Series - 2005 SD1 (Class A)
1,339,040	i	Wells Fargo Home Equity Trust	0.490	07/25/36	1,217
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			91,516

OTHER MORTGAGE BACKED - 1.9%
1,875,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	1,877
		Series - 2006 6 (Class A4)
5,765,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	5,757
		Series - 2007 2 (Class A4)
1,371,268		Bank of America Alternative Loan Trust	5.500	09/25/19	1,401
		Series - 2004 8 (Class 3A1)
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	517
		Series - 2006 PW14 (Class A4)
1,100,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	1,169
		Series - 2006 PW11 (Class A4)
1,430,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	1,480
		Series - 2005 PWR8 (Class A4)
1,400,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	1,497
		Series - 2004 PWR4 (Class A3)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	1,894
		Series - 2006 PW13 (Class AM)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	2,724
		Series - 2004 T16 (Class A6)
3,665,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	3,710
		Series - 2007 PW17 (Class A4)
3,020,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	3,054
		Series - 2007 PW18 (Class A4)
2,565,000		Citigroup, Inc	5.320	12/11/49	2,491
		Series - 2007 CD4 (Class A4)
3,530,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	3,649
		Series - 2007 C9 (Class A4)
3,649,845		Countrywide Alternative Loan Trust	5.500	08/25/16	3,155
		Series - 2004 30CB (Class 1A15)
4,166,736		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	4,304
		Series - 2003 35 (Class 1A1)
1,653,161		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	1,646
		Series - 2005 17 (Class 1A10)
1,296,464		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	1,254
		Series - 2005 J3 (Class 1A1)
5,018,728	g,i	Credit Suisse Mortgage Capital Certificates	0.530	04/15/22	4,343
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
2,228,742	g,i	Certificate	0.540	05/15/23	2,176
		Series - 2006 HC1A (Class A1)
1,345,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	1,387
		Series - 2003 C3 (Class A5)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,210,000		CS First Boston Mortgage Securities Corp	4.050%	05/15/38	$1,208
		Series - 2003 C3 (Class B)
3,367,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	3,549
		Series - 2005 C5 (Class A4)
900,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	758
		Series - 2005 C5 (Class AJ)
710,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	754
		Series - 2003 C3 (Class A4)
2,560,114	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	2,597
		Series - 2003 AR1 (Class A5)
8,330,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	7,169
		Series - 2006 GG7 (Class AM)
2,075,000	i	Greenwich Capital Commercial Funding Corp	6.090	07/10/38	2,169
		Series - 2006 GG7 (Class A4)
7,495,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	7,509
		Series - 2007 GG9 (Class A4)
1,750,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	1,390
		Series - 2007 GG9 (Class AM)
6,380,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	6,275
		Series - 2007 GG11 (Class A4)
1,875,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	1,929
		Series - 2006 GG6 (Class A4)
3,000,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	2,550
		Series - 2006 GG6 (Class AM)
3,880,000		GS Mortgage Securities Corp II	5.560	11/10/39	3,937
		Series - 2006 GG8 (Class A4)
1,337,580	i	GSR Mortgage Loan Trust	5.030	01/25/36	1,304
		Series - 2006 AR1 (Class 2A2)
3,525,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.530	02/15/20	2,894
		Series - 2006 FL1A (Class A2)
1,500,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	1,641
		Series - 2009 IWST (Class A2)
4,760,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	4,705
		Series - 2006 LDP9 (Class A3)
2,615,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	02/12/49	2,109
		Series - 2007 CB19 (Class AM)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	4,031
		Series - 2007 LD11 (Class A4)
2,330,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	2,436
		Series - 2005 C1 (Class A4)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	949
		Series - 2005 C2 (Class A5)
1,015,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	1,060
		Series - 2003 C1 (Class A4)
6,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	6,093
		Series - 2007 C1 (Class A4)
3,975,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	3,987
		Series - 2007 C2 (Class A3)
2,450,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,431
		Series - 2007 C6 (Class A4)
6,030,000	i	Merrill Lynch & Co, Inc	5.170	12/12/49	5,954
		Series - 2006 4 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,800,000	i	Merrill Lynch Mortgage Trust	5.400%	11/12/37	$6,208
		Series - 2005 CKI1 (Class A6)
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	1,506
		Series - 2005 CIP1 (Class AM)
1,300,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	1,389
		Series - 2006 C1 (Class A4)
1,485,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	504
		Series - 2008 C1 (Class C)
2,515,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.150	08/12/49	2,045
		Series - 2007 8 (Class AM)
2,225,000	i	Morgan Stanley Capital I	5.270	06/13/41	2,340
		Series - 2004 T15 (Class A4)
2,650,000		Morgan Stanley Capital I	5.170	01/14/42	2,806
		Series - 2005 HQ5 (Class A4)
6,300,000	i	Morgan Stanley Capital I	5.450	02/12/44	6,261
		Series - 2007 HQ11 (Class A4)
1,211,000	i	Morgan Stanley Capital I	5.730	07/12/44	1,298
		Series - 2006 HQ9 (Class A4)
850,000	i	Morgan Stanley Capital I	5.540	11/12/49	741
		Series - 2007 T25 (Class AM)
1,010,000		Morgan Stanley Capital I	4.770	07/15/56	849
		Series - 0 IQ9 (Class AJ)
2,750,000	g,h,m	OBP DEPOSITOR LLC TRUST	4.650	07/15/45	2,750
		Series - 2010 OBP (Class A)
1,045,605	i	Structured Adjustable Rate Mortgage Loan Trust	0.730	03/25/35	1,004
		Series - 2005 6XS (Class A3)
1,478,383	i	Structured Adjustable Rate Mortgage Loan Trust	6.050	07/25/36	1,472
		Series - 2006 6 (Class 2A1)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	2,136
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			164,182

		TOTAL STRUCTURED ASSETS			255,698

		(Cost $261,019)

		TOTAL BONDS			3,620,440

		(Cost $3,474,762)

SHARES		COMPANY

COMMON STOCKS - 58.0%

AGRICULTURAL SERVICES - 0.0%
44,070	*	VCA Antech, Inc	1,091

		TOTAL AGRICULTURAL SERVICES	1,091

AMUSEMENT AND RECREATION SERVICES - 0.5%
23,720	*	Electronic Arts, Inc	342
1,210	*	Life Time Fitness, Inc	38
1,298,228		Walt Disney Co	40,894

		TOTAL AMUSEMENT AND RECREATION SERVICES	41,274

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

APPAREL AND ACCESSORY STORES - 0.6%
83,950		American Eagle Outfitters, Inc	$986
10,610	*	AnnTaylor Stores Corp	173
1,200	e	Buckle, Inc	39
45,900		Burberry Group plc	518
2,700	*,e	Cache, Inc	15
1,540	*	Carter’s, Inc	40
3,931	*,e	Casual Male Retail Group, Inc	13
10,800		Cato Corp (Class A)	238
12,190	*	Charming Shoppes, Inc	46
46,310		Chico’s FAS, Inc	458
3,400		Christopher & Banks Corp	21
3,973	*	Dress Barn, Inc	95
1,710	*	DSW, Inc (Class A)	38
12,500		Fast Retailing Co Ltd	1,891
2,586		Finish Line, Inc (Class A)	36
51,032		Foot Locker, Inc	644
460,726		Gap, Inc	8,966
175,240		Hennes & Mauritz AB (B Shares)	4,816
9,960		Hot Topic, Inc	51
56,720		Inditex S.A.	3,234
750	*	JOS A Bank Clothiers, Inc	40
176,687	*	Kohl’s Corp	8,393
242,300		Limited Brands, Inc	5,348
94,376		Nordstrom, Inc	3,038
1,800	*	Shoe Carnival, Inc	37
14,007		Stage Stores, Inc	150
291,354		TJX Companies, Inc	12,222
1,150	*	Under Armour, Inc (Class A)	38

		TOTAL APPAREL AND ACCESSORY STORES	51,584

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
1,000	e	Columbia Sportswear Co	47
1,550	*	Gymboree Corp	66
45,954	*,e	Liz Claiborne, Inc	194
1,990	*	Maidenform Brands, Inc	41
416,304		Nike, Inc (Class B)	28,121
29,020		Phillips-Van Heusen Corp	1,343
12,628		Polo Ralph Lauren Corp (Class A)	921
354,685	*	Quiksilver, Inc	1,312
1,780	*	True Religion Apparel, Inc	39
40,428		VF Corp	2,878
970	*	Warnaco Group, Inc	35

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	34,997

AUTO REPAIR, SERVICES AND PARKING - 0.0%
20,510	*	Dollar Thrifty Automotive Group, Inc	873
63,185	*,e	Hertz Global Holdings, Inc	598
1,090		Monro Muffler, Inc	43
9,835		Ryder System, Inc	396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

20,400	*	Wright Express Corp	$606

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,516

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
2,050		Advance Auto Parts	103
28,654	*	Autozone, Inc	5,536
1,600		Canadian Tire Corp Ltd	80
50,476	*,e	Carmax, Inc	1,004
11,532	*	Copart, Inc	413
399,986	*	Inchcape plc	1,462
800	*	O’Reilly Automotive, Inc	38
3,300	*,e	Rush Enterprises, Inc (Class A)	44

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	8,680

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.6%
23,239	*,e	Builders FirstSource, Inc	56
16,210	e	Fastenal Co	814
1,282,068		Home Depot, Inc	35,987
380,300		Kingfisher plc	1,191
806,691		Lowe’s Cos, Inc	16,473

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	54,521

BUSINESS SERVICES - 3.3%
39,141	*,e	3D Systems Corp	491
2,050		Aaron Rents, Inc	35
600	*	Acacia Research (Acacia Technologies)	9
41,858		Adecco S.A.	1,997
4,500		Administaff, Inc	109
290,594	*	Adobe Systems, Inc	7,680
830	*	Advent Software, Inc	39
10,400		Aggreko plc	218
18,390		Aircastle Ltd	144
60,961	*	Akamai Technologies, Inc	2,473
36,641	*,e	Alliance Data Systems Corp	2,181
1,100	*	Ansys, Inc	45
1,380		Arbitron, Inc	35
1,790	*	ArcSight, Inc	40
2,440	*	Ariba, Inc	39
225,855	*	Art Technology Group, Inc	772
1,610	*,e	athenahealth, Inc	42
97,818	*	Autodesk, Inc	2,383
676,663		Automatic Data Processing, Inc	27,243
9,500	*,e	Blackboard, Inc	355
22,202	*,e	Blue Coat Systems, Inc	454
83,200	*,e	BPZ Energy, Inc	345
1,300		Brady Corp (Class A)	32
2,370	e	Brink’s Co	45
440	*	Capella Education Co	36
29,200	*	Ciber, Inc	81
70,418	*	Cogent, Inc	634
4,800		Cognex Corp	84
89,838	*	Compuware Corp	717

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

940	*	Concur Technologies, Inc	$40
1,910	*,e	Constant Contact, Inc	41
3,620	*	Convergys Corp	36
800	*,e	CoStar Group, Inc	31
12,200	*	CSG Systems International, Inc	224
82,383		Dassault Systemes S.A.	4,991
2,530	*	DealerTrack Holdings, Inc	42
18,020		Deluxe Corp	338
43,241	*	DivX, Inc	331
66,656		DST Systems, Inc	2,409
97,800		Earthlink, Inc	778
608,876	*	eBay, Inc	11,940
27,660	*,e	Ebix, Inc	434
2,100	*	EPIQ Systems, Inc	27
124,253		Expedia, Inc	2,333
291,317		Experian Group Ltd	2,533
570		Factset Research Systems, Inc	38
24,000		Fair Isaac Corp	523
54,216	*	FalconStor Software, Inc	143
59,695		Fidelity National Information Services, Inc	1,601
700	*	Fiserv, Inc	32
592,000		Fujitsu Ltd	3,700
2,253	*	Gartner, Inc	52
116,736	*	Google, Inc (Class A)	51,943
62,958		Hays plc	86
2,640		Heartland Payment Systems, Inc	39
2,000		Heidrick & Struggles International, Inc	46
760	*	HMS Holdings Corp	41
2,800	*,e	Hudson Highland Group, Inc	12
2,600		iGate Corp	33
700	*	IHS, Inc (Class A)	41
73,887	*	Informatica Corp	1,764
208,450		Innovative Solutions & Support, Inc	917
12,000		Interactive Data Corp	401
42,117	*	Internap Network Services Corp	176
3,500	*	inVentiv Health, Inc	90
55,934	e	Ipass, Inc	60
55,772		Iron Mountain, Inc	1,253
55,970		Jack Henry & Associates, Inc	1,337
1,810	*	JDA Software Group, Inc	40
48,900		JSR Corp	821
3,011	*	Kforce, Inc	38
3,300	*	Korn/Ferry International	46
39,506	*,e	Lamar Advertising Co (Class A)	969
91,500	*	Lawson Software, Inc	668
69,660	*	Lionbridge Technologies	318
24,926	*	Liquidity Services, Inc	323
34,790		Manpower, Inc	1,502
40,415		Marchex, Inc (Class B)	156
49,167	*	Mentor Graphics Corp	435
3,503,614		Microsoft Corp	80,619
600	*	MicroStrategy, Inc (Class A)	45

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

40,747	*	ModusLink Global Solutions, Inc	$246
446,916	*	MoneyGram International, Inc	1,095
74,112	*	Monster Worldwide, Inc	863
81,219	*	Network Equipment Technologies, Inc	283
165,999		NIC, Inc	1,064
286,573	*	Novell, Inc	1,628
351,904		Omnicom Group, Inc	12,070
3,300	*	Online Resources Corp	14
5,480	*	PC-Tel, Inc	28
16,200	e	Pegasystems, Inc	520
2,430	*	Phase Forward, Inc	41
1,500	*	Progress Software Corp	45
112,997	*	Radisys Corp	1,076
15,200	*	Randstad Holdings NV	597
75,439	*	RealNetworks, Inc	249
87,768	*	Red Hat, Inc	2,540
103,936		Robert Half International, Inc	2,448
5,140	*,e	RSC Holdings, Inc	32
54,977	*	S1 Corp	330
27,325	*	Salesforce.com, Inc	2,345
84,070		Sapient Corp	852
53,100		Secom Co Ltd	2,358
51,141	*	Smith Micro Software, Inc	486
28,120	*	SonicWALL, Inc	330
2,000	*	Sourcefire, Inc	38
19,240	*	Sybase, Inc	1,244
550,490	*	Symantec Corp	7,641
1,700	*	Synopsys, Inc	35
1,700		Syntel, Inc	58
1,680		TAL International Group, Inc	38
1,610	*	Taleo Corp (Class A)	39
137,670	*	TIBCO Software, Inc	1,660
61,369	*	TNS, Inc	1,070
197,422		Total System Services, Inc	2,685
29,020	*	TradeStation Group, Inc	196
15,133	*	Ultimate Software Group, Inc	497
31,867		United Online, Inc	184
32,414	*,e	Vasco Data Security International	200
2,100		Viad Corp	37
1,500	*	Vocus, Inc	23
2,100	*	Volt Information Sciences, Inc	18
683,960		WPP plc	6,443
555,710	*	Yahoo!, Inc	7,685

		TOTAL BUSINESS SERVICES	286,925

CHEMICALS AND ALLIED PRODUCTS - 7.2%
312,370		Abbott Laboratories	14,613
1,400	*,e	Acadia Pharmaceuticals, Inc	2
20,600		Agrium, Inc (Toronto)	1,006
87,628		Air Liquide	8,849
305,861		Air Products & Chemicals, Inc	19,823
21,000		Air Water, Inc	229

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

5,870		Alberto-Culver Co	$159
22,700	*	Alexion Pharmaceuticals, Inc	1,162
91,661	*,e	Alexza Pharmaceuticals, Inc	249
13,974	*	Alkermes, Inc	174
1,400	*	Alnylam Pharmaceuticals, Inc	21
500	*,e	AMAG Pharmaceuticals, Inc	17
714,893	*	Amgen, Inc	37,603
1,400		Arch Chemicals, Inc	43
16,702	*,e	Arena Pharmaceuticals, Inc	51
4,001	*	Array Biopharma, Inc	12
203,000		Asahi Kasei Corp	1,061
9		Ashland, Inc	0	^
167,180		Astellas Pharma, Inc	5,601
292,236		AstraZeneca plc	13,778
13,508	*,e	Auxilium Pharmaceuticals, Inc	317
153,033		Avery Dennison Corp	4,917
174,856		Avon Products, Inc	4,634
1,800		Balchem Corp	45
9,680		Beiersdorf AG.	535
41,592	*,e	Biodel, Inc	157
231,125	*	Biogen Idec, Inc	10,967
45,787	*,e	BioMarin Pharmaceuticals, Inc	868
55,710	*,e	BioMimetic Therapeutics, Inc	619
1,400,339		Bristol-Myers Squibb Co	34,924
27,330	*	Calgon Carbon Corp	362
25,710	*,e	Cambrex Corp	81
12,960	*,e	Caraco Pharmaceutical Laboratories Ltd	61
171,400		Chugai Pharmaceutical Co Ltd	3,051
7,875		Church & Dwight Co, Inc	494
43,231		Clorox Co	2,687
227,091		Colgate-Palmolive Co	17,886
1,940	*	Cubist Pharmaceuticals, Inc	40
17,881	*	Cypress Bioscience, Inc	41
221,300		Daiichi Sankyo Co Ltd	3,954
68,874	*,e	Dendreon Corp	2,227
181,610	*,e	Discovery Laboratories, Inc	35
5,800		DSM NV	231
251,617	*	Durect Corp	611
37,350	*,e	Dynavax Technologies Corp	69
900		Eastman Chemical Co	48
313,172		Ecolab, Inc	14,065
114,800		Eisai Co Ltd	3,809
4,012		Estee Lauder Cos (Class A)	224
5,690	*	Ferro Corp	42
190,365	*	Genzyme Corp	9,665
29,826	*,e	Geron Corp	150
689,472	*	Gilead Sciences, Inc	23,635
1,052		Givaudan S.A.	893
78,017		H.B. Fuller Co	1,482
156,880		Henkel KGaA (Preference)	7,661
800	*	Hospira, Inc	46
68,016	*	Human Genome Sciences, Inc	1,541

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

37,813	*,e	Idexx Laboratories, Inc	$2,303
4,270	*	Immunogen, Inc	40
22,086		Innophos Holdings, Inc	576
1,000		International Flavors & Fragrances, Inc	42
45,433	*,e	Inverness Medical Innovations, Inc	1,211
1,302,840		Johnson & Johnson	76,946
181,200		Kao Corp	4,263
58,000		Kuraray Co Ltd	680
46,374		Linde AG.	4,876
63,795		L’Oreal S.A.	6,246
50,513		Lubrizol Corp	4,057
5,120	*,e	MAP Pharmaceuticals, Inc	67
1,500	e	Martek Biosciences Corp	36
4,390	*	Medivation, Inc	39
1,528,112		Merck & Co, Inc	53,438
2,350		Meridian Bioscience, Inc	40
22,276		Minerals Technologies, Inc	1,059
297,500		Mitsubishi Chemical Holdings Corp	1,358
48,000		Mitsubishi Gas Chemical Co, Inc	233
3,230	*,e	Molecular Insight Pharmaceuticals, Inc	5
47,300	e	Nalco Holding Co	968
71,281	*	Neurocrine Biosciences, Inc	399
353,003		Novartis AG.	17,108
122,745		Novo Nordisk AS (Class B)	9,917
6,330		Novozymes AS (B Shares)	675
1,370	*	OM Group, Inc	33
42,720	*	Omnova Solutions, Inc	334
1,100	*	Onyx Pharmaceuticals, Inc	24
1,500	*	OraSure Technologies, Inc	7
28,980	*,e	Orexigen Therapeutics, Inc	122
–	*,e	OSI Pharmaceuticals, Inc	0^
1,390	*	Pactiv Corp	39
23,481		PDL BioPharma, Inc	132
72,669		Perrigo Co	4,293
2,400	e	PetMed Express, Inc	43
21,168	*	Pharmasset, Inc	579
24,754	*	PharMerica Corp	363
11,630	*,e	Poniard Pharmaceuticals, Inc	7
25,100		Potash Corp of Saskatchewan	2,162
73,809	*,e	Pozen, Inc	517
365,114		Praxair, Inc	27,745
1,338,489		Procter & Gamble Co	80,282
27,366	*,e	Progenics Pharmaceuticals, Inc	150
152,666		Reckitt Benckiser Group plc	7,101
116,335		Roche Holding AG.	16,013
62,494		RPM International, Inc	1,115
58,884	*	Salix Pharmaceuticals Ltd	2,298
9,610	*	Santarus, Inc	24
3,300	*	Seattle Genetics, Inc	40
34,028	e	Sensient Technologies Corp	882
92,200		Shin-Etsu Chemical Co Ltd	4,287
150,000		Shionogi & Co Ltd	3,110

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

190,000		Shiseido Co Ltd	$4,188
24,140	*,e	SIGA Technologies, Inc	186
185,578		Sigma-Aldrich Corp	9,247
10,200		Solvay S.A.	871
600		Stepan Co	41
360,000		Sumitomo Chemical Co Ltd	1,393
58,476	*	SuperGen, Inc	118
11,290	*,e	Synta Pharmaceuticals Corp	30
42,000		Taiyo Nippon Sanso Corp	334
3,140	*	Theravance, Inc	39
305,000		Toray Industries, Inc	1,462
41,000		Tosoh Corp	106
268,000		UBE Industries Ltd	634
10,450	*	United Therapeutics Corp	510
18,375	*	USANA Health Sciences, Inc	671
43,030		Valspar Corp	1,296
27,071	*	Vertex Pharmaceuticals, Inc	891
193,980	*,e	XOMA Ltd	80
20,900		Yara International ASA	587

		TOTAL CHEMICALS AND ALLIED PRODUCTS	618,495

COMMUNICATIONS - 2.6%
1,400		Adtran, Inc	38
148,096	e	Alaska Communications Systems Group, Inc	1,257
2,460	*	Anixter International, Inc	105
106,900		BCE, Inc	3,119
66,782		Belgacom S.A.	2,100
1,820	*,e	Central European Media Enterprises Ltd (Class A)	36
227,816		CenturyTel, Inc	7,589
2,120	*	DG FastChannel, Inc	69
880,396	*	DIRECTV	29,863
33,529	*,e	Entercom Communications Corp (Class A)	296
345,020	*,e	Entravision Communications Corp (Class A)	728
13,391	*,e	Equinix, Inc	1,088
76,841	*,e	FiberTower Corp	363
22,077		Fisher Communications, Inc	372
869,010	e	Frontier Communications Corp	6,179
900		Global Payments, Inc	33
381,268	*,e	Gray Television, Inc	919
449,926	*,e	ICO Global Communications Holdings Ltd (Class A)	724
1,334,817	*	ITV plc	998
1,740	*	j2 Global Communications, Inc	38
894		KDDI Corp	4,261
265,213	*,e	Leap Wireless International, Inc	3,442
252,365	*	Liberty Global, Inc (Class A)	6,559
268,633	*	Liberty Media Corp - Capital (Series A)	11,258
52,167	*	Liberty Media Corp - Starz	2,704
408,896	*	Liberty Media Holding Corp (Interactive A)	4,293
250,634	*	Lin TV Corp (Class A)	1,356
3,400	*,e	Lodgenet Entertainment Corp	13
81,220	*	Mediacom Communications Corp (Class A)	546
131,422	*	MetroPCS Communications, Inc	1,076

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

14,350	*	NeuStar, Inc (Class A)	$296
2,950	*	Neutral Tandem, Inc	33
91,232	*	NII Holdings, Inc (Class B)	2,967
8,800		NTELOS Holdings Corp	151
4,926		NTT DoCoMo, Inc	7,459
219,990		Portugal Telecom SGPS S.A.	2,199
1,423,850		Qwest Communications International, Inc	7,475
54,500		Rogers Communications, Inc (Class B)	1,781
48,700	*	Shaw Communications, Inc (B Shares)	877
2,148,606	*	Sprint Nextel Corp	9,110
82,185	*,e	SureWest Communications	521
22,821		Swisscom AG.	7,737
56,434	*	Syniverse Holdings, Inc	1,154
1,167,300		Telecom Corp of New Zealand Ltd	1,503
2,403,268		Telecom Italia RSP	2,195
2,598,797		Telecom Italia S.p.A.	2,870
35,000		Telekom Austria AG.	389
97,700		Telenor ASA	1,231
412,363		TeliaSonera AB	2,650
18,100		TELUS Corp, non-voting shares	655
49,300	*,e	Terremark Worldwide, Inc	385
344,469		Time Warner Cable, Inc	17,940
78,654	*	TiVo, Inc	580
990	*	US Cellular Corp	41
1,509,304		Verizon Communications, Inc	42,290
8,722,040		Vodafone Group plc	17,972
580,768		Windstream Corp	6,133

		TOTAL COMMUNICATIONS	230,016

DEPOSITORY INSTITUTIONS - 4.3%
7,264	e	Associated Banc-Corp	89
416,316		Australia & New Zealand Banking Group Ltd	7,478
720,577		Banco Bilbao Vizcaya Argentaria S.A.	7,424
209,409		Banco Comercial Portugues S.A.	157
349,583		Banco Espirito Santo S.A.	1,379
958,585		Banco Santander Central Hispano S.A.	10,052
2,020	e	Bancorpsouth, Inc	36
15,196		Bank of Hawaii Corp	735
76,200		Bank of Montreal	4,133
835,833		Bank of New York Mellon Corp	20,637
194,500		Bank of NOVA Scotia	8,962
188,873	*,e	BankAtlantic Bancorp Inc (Class A)	264
16,660	e	Banner Corp	33
453,344		BB&T Corp	11,927
700	e	BOK Financial Corp	33
53,800		Canadian Imperial Bank of Commerce/Canada	3,343
3,360		Cathay General Bancorp	35
36,920	*,e	Central Pacific Financial Corp	55
559,724	*	Citizens Republic Bancorp, Inc	476
30,971		City National Corp	1,587
2,120		Columbia Banking System, Inc	39
113,484		Comerica, Inc	4,180

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,049		Commerce Bancshares, Inc	$38
301,281		Commonwealth Bank of Australia	12,180
2,000	e	Community Bank System, Inc	44
700		Cullen/Frost Bankers, Inc	36
178,709	*	Dexia	624
172,388		DNB NOR Holding ASA	1,658
2,420		East West Bancorp, Inc	37
3,080	*	Euronet Worldwide, Inc	39
663,560		Fifth Third Bancorp	8,155
2,370		First Financial Bancorp	35
159,948	*,h	First Horizon National Corp	1,831
6,872		First Midwest Bancorp, Inc	84
2,900		First Niagara Financial Group, Inc	36
22,979		Fulton Financial Corp	222
2,590		Glacier Bancorp, Inc	38
1,000		Hancock Holding Co	33
191,500		Hang Seng Bank Ltd	2,560
2,408,118		HSBC Holdings plc	22,000
190,535		Hudson City Bancorp, Inc	2,332
660,469	*	ING Groep NV	4,888
1,147		International Bancshares Corp	19
251,000		Joyo Bank Ltd	995
370,983		Keycorp	2,853
6,898,369	*	Lloyds TSB Group plc	5,446
101,285	e	M&T Bank Corp	8,604
200,023		Marshall & Ilsley Corp	1,436
1,800		MB Financial, Inc	33
1,843,100		Mizuho Financial Group, Inc	3,024
324,219		National Australia Bank Ltd	6,269
6,490		National Penn Bancshares, Inc	39
1,500		NBT Bancorp, Inc	31
112,320	e	New York Community Bancorp, Inc	1,715
20,699		NewAlliance Bancshares, Inc	232
159,220		Northern Trust Corp	7,436
19,938		Old National Bancorp	207
600	e	Park National Corp	39
26,450		People’s United Financial, Inc	357
2,500	*	Pinnacle Financial Partners, Inc	32
295,495		PNC Financial Services Group, Inc	16,695
1,821,662	*	Popular, Inc	4,882
1,100		Prosperity Bancshares, Inc	38
48,979		Provident Financial Services, Inc	573
567,886		Regions Financial Corp	3,737
186,100		Resona Holdings, Inc	2,271
244,110		Royal Bank of Canada (Toronto)	11,626
2,952,713	*	Royal Bank of Scotland Group plc	1,798
1,000	e	S&T Bancorp, Inc	20
685,000		Shinsei Bank Ltd	579
410,200		Shizuoka Bank Ltd	3,575
1,200	*	Signature Bank	46
97,082	e	South Financial Group, Inc	26
371,875		State Street Corp	12,577

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,990		Sterling Bancshares, Inc	$33
408,900		Sumitomo Trust & Banking Co Ltd	2,082
172,043		Suncorp-Metway Ltd	1,151
312,961		SunTrust Banks, Inc	7,292
5,030		Susquehanna Bancshares, Inc	42
23,595	*	SVB Financial Group	973
244,510		Svenska Handelsbanken (A Shares)	5,982
1,756,384		Synovus Financial Corp	4,461
2,400		TCF Financial Corp	40
3,000		TFS Financial Corp	37
122,211		Toronto-Dominion Bank	7,919
1,700		Trustmark Corp	35
3,150		Umpqua Holdings Corp	36
2,122,460		UniCredito Italiano S.p.A.	4,695
1,201,561		US Bancorp	26,855
6,478	e	Washington Federal, Inc	105
2,724		Webster Financial Corp	49
2,391,088		Wells Fargo & Co	61,211
5,690	*,e	Western Alliance Bancorp	41
591,023		Westpac Banking Corp	10,418
1,700	e	Whitney Holding Corp	16
1,110		Wintrust Financial Corp	37
8,306		Zions Bancorporation	179

		TOTAL DEPOSITORY INSTITUTIONS	370,823

EATING AND DRINKING PLACES - 0.8%
35,220	*	AFC Enterprises	321
1,710	*	BJ’s Restaurants, Inc	40
7,343		Bob Evans Farms, Inc	181
2,820		Brinker International, Inc	41
1,020	*	CEC Entertainment, Inc	36
280	*	Chipotle Mexican Grill, Inc (Class A)	38
480,983		Compass Group plc	3,659
104,121		Darden Restaurants, Inc	4,045
1,346	*,e	DineEquity, Inc	38
3,400	*	Domino’s Pizza, Inc	38
1,810	*	Jack in the Box, Inc	35
678,521		McDonald’s Corp	44,695
12,376	*	O’Charleys, Inc	66
1,300	*	Papa John’s International, Inc	30
930	e	PF Chang’s China Bistro, Inc	37
29,578	*	Sonic Corp	229
505,351		Starbucks Corp	12,280
155	*	Steak N Shake Co	44
2,840	*	Texas Roadhouse, Inc (Class A)	36
84,460		Yum! Brands, Inc	3,297

		TOTAL EATING AND DRINKING PLACES	69,186

EDUCATIONAL SERVICES - 0.0%
800	*	American Public Education, Inc	35
30,700		Benesse Corp	1,397
900		DeVry, Inc	47

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

5,427	*	ITT Educational Services, Inc	$451
1,680	*	Lincoln Educational Services Corp	35
190		Strayer Education, Inc	39
2,200	*	Universal Technical Institute, Inc	52

		TOTAL EDUCATIONAL SERVICES	2,056

ELECTRIC, GAS, AND SANITARY SERVICES - 3.7%
504,161	*	AES Corp	4,658
160,296		AGL Resources, Inc	5,742
143,839		Alliant Energy Corp	4,565
1,000		American States Water Co	33
134,154	e	Aqua America, Inc	2,372
152,279		Atmos Energy Corp	4,118
318,492		Avista Corp	6,220
2,700		California Water Service Group	96
130,506	*	Calpine Corp	1,660
2,400		Canadian Utilities Ltd	102
205,937		Centerpoint Energy, Inc	2,710
22,932		Central Vermont Public Service Corp	453
1,584,125		Centrica plc	6,991
22,260		CH Energy Group, Inc	873
258,739	*,e	Clean Energy Fuels Corp	3,866
373,379		Cleco Corp	9,861
577,500		CLP Holdings Ltd	4,180
404,545		Consolidated Edison, Inc	17,437
83,034		Contact Energy Ltd	323
184,621	*	Crosstex Energy, Inc	1,183
197,144		Edison International	6,253
657,708		El Paso Corp	7,307
2,220		Empire District Electric Co	42
85,437		Enbridge, Inc	3,979
1,447,708		Enel S.p.A.	6,130
50,424		Energen Corp	2,235
1,310	*	EnerNOC, Inc	41
343,585		FPL Group, Inc	16,754
156,216		Gas Natural SDG S.A.	2,257
364,414	e	Hawaiian Electric Industries, Inc	8,301
1,012,250		Hong Kong & China Gas Ltd	2,503
149,500		Hong Kong Electric Holdings Ltd	890
924,776	h	Iberdrola S.A.	5,198
318,147		Idacorp, Inc	10,585
749,969		International Power plc	3,350
12,040		ITC Holdings Corp	637
30,844		Laclede Group, Inc	1,022
1,800		MDU Resources Group, Inc	32
67,199		MGE Energy, Inc	2,422
278,097		National Fuel Gas Co	12,759
1,085,522		National Grid plc	7,925
3,340		New Jersey Resources Corp	118
98,553	e	Nicor, Inc	3,991
648,826		NiSource, Inc	9,408
162,118		Northeast Utilities	4,131

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

8,080		Northwest Natural Gas Co	$352
164,752	*	NRG Energy, Inc	3,494
58,768		NSTAR	2,057
427,734		NV Energy, Inc	5,052
54,813		Oest Elektrizitatswirts AG. (Class A)	1,677
522,412		OGE Energy Corp	19,100
1,420	e	Ormat Technologies, Inc	40
897,000		Osaka Gas Co Ltd	3,235
731,135		Pepco Holdings, Inc	11,464
134,830		PG&E Corp	5,542
172,629		Piedmont Natural Gas Co, Inc	4,368
1,700		Portland General Electric Co	31
289,486		PPL Corp	7,223
186,965	*	Public Power Corp	2,681
267,750		Public Service Enterprise Group, Inc	8,389
278,877		Questar Corp	12,686
147,035	e	Resource America, Inc (Class A)	566
387,665		Scottish & Southern Energy plc	6,456
161,930		Sempra Energy	7,577
30,331		SJW Corp	711
317,700		Snam Rete Gas S.p.A.	1,268
55,125		South Jersey Industries, Inc	2,368
24,429		Southwest Gas Corp	721
3,300	e	Southwest Water Co	35
600	*	Stericycle, Inc	39
179,100		Terna Rete Elettrica Nazionale S.p.A.	645
184,500		Tohoku Electric Power Co, Inc	3,961
722,790		Tokyo Gas Co Ltd	3,300
6,500		TransAlta Corp	120
61,864		UGI Corp	1,574
27,622		UIL Holdings Corp	691
34,807		WGL Holdings, Inc	1,184
541,560		Williams Cos, Inc	9,900
800		Wisconsin Energy Corp	41
1,800		Xcel Energy, Inc	37

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	324,298

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.8%
1,540	*	Acme Packet, Inc	41
1,200	e	Acuity Brands, Inc	44
223,172	*	Adaptec, Inc	645
5,550	*	ADC Telecommunications, Inc	41
41,575	*	Advanced Energy Industries, Inc	511
224,751	*,e	Advanced Micro Devices, Inc	1,645
2,655	*,e	American Superconductor Corp	71
260,882		Ametek, Inc	10,474
22,178	*	Anadigics, Inc	97
12,820	*,e	Ascent Solar Technologies, Inc	35
43,720	*	Avnet, Inc	1,054
1,090		AZZ, Inc	40
21,754		Baldor Electric Co	785
20,420	*	Benchmark Electronics, Inc	324

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,310	*,e	Bookham, Inc	$37
3,110	*	Ciena Corp	39
2,898,505	*	Cisco Systems, Inc	61,768
65,729	*,e	Conexant Systems, Inc	147
880		Cooper Industries plc	39
45,210	*	Cree, Inc	2,714
7,400		CTS Corp	68
1,283,031	*	Dell, Inc	15,474
2,380	*	Diodes, Inc	38
18,460	*	Dolby Laboratories, Inc (Class A)	1,157
3,605	*	DTS, Inc	118
118,030	*,e	EMCORE Corp	105
141,124	*,e	Energy Conversion Devices, Inc	579
361,908		Ericsson (LM) (B Shares)	4,014
46	*,e	Evergreen Solar, Inc	0	^
4,220	*	Fairchild Semiconductor International, Inc	35
76,433	*,e	Finisar Corp	1,139
38,960	*,e	First Solar, Inc	4,435
54,069		Gamesa Corp Tecnologica S.A.	464
51,754	*	GrafTech International Ltd	757
12,050	*	Greatbatch, Inc	269
7,010	*	GT Solar International, Inc	39
14,175	*	Harman International Industries, Inc	424
69,668	*	Harmonic, Inc	379
1,252,602		Hewlett-Packard Co	54,214
1,200	*	Hittite Microwave Corp	54
54,455	*,e	Hutchinson Technology, Inc	236
28,700	*	Ibiden Co Ltd	773
6,100	*	Infinera Corp	39
7,300	*,e	Integrated Device Technology, Inc	36
4,900	*,e	Integrated Silicon Solution, Inc	37
2,940,326		Intel Corp	57,190
22,232	*	InterDigital, Inc	549
347,730		Koninklijke Philips Electronics NV	10,384
27,000		Kyocera Corp	2,186
12,110		Lincoln Electric Holdings, Inc	617
1,068	*	Littelfuse, Inc	34
63,953	*	Loral Space & Communications, Inc	2,732
320,083	*	LSI Logic Corp	1,472
266,800		Matsushita Electric Industrial Co Ltd	3,331
66,000		Matsushita Electric Works Ltd	649
14,183	*,e	Mattson Technology, Inc	54
3,840	e	Micrel, Inc	39
339,972	*	Micron Technology, Inc	2,886
2,200	e	Molex, Inc	40
1,532,089	*	Motorola, Inc	9,989
34,600		Murata Manufacturing Co Ltd	1,650
2,940		National Semiconductor Corp	40
155,116	*	NetApp, Inc	5,787
28,000		Nidec Corp	2,344
31,500		Nitto Denko Corp	1,033
503,415		Nokia Oyj	4,103

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

30,400		Omron Corp	$663
223,551	*	ON Semiconductor Corp	1,426
69,596	*	Oplink Communications, Inc	997
26,310	*,e	Photronics, Inc	119
40,673		Plantronics, Inc	1,163
1,420	*	Plexus Corp	38
55,790	*	Polycom, Inc	1,662
2,110	*	Polypore International, Inc	48
1,300		Power Integrations, Inc	42
24,130	*,e	Power-One, Inc	163
227,544	*,e	Powerwave Technologies, Inc	350
25,546	*	Q-Cells AG.	163
66,106	*	QLogic Corp	1,099
74,722	*,e	Quantum Fuel Systems Technologies Worldwide, Inc	40
21,351	*	RF Micro Devices, Inc	83
112,000		Ricoh Co Ltd	1,428
11,700		Rohm Co Ltd	703
646,000	*	Sanyo Electric Co Ltd	831
86,000	*	Sharp Corp	907
1,928,483	*,e	Sirius XM Radio, Inc	1,831
67,959	*	Skyworks Solutions, Inc	1,141
107,800	*	Sony Corp	2,875
221,394	*,e	Sunpower Corp (Class A)	2,679
53,521	*,e	Sunpower Corp (Class B)	578
8,445		Sycamore Networks, Inc	140
145,266	*	Symmetricom, Inc	739
17,463	*,e	Synaptics, Inc	480
20,700		TDK Corp	1,133
40,403	*	Tekelec	535
40,659		Teleflex, Inc	2,207
197,426		Tellabs, Inc	1,262
1,099,337		Texas Instruments, Inc	25,594
58,059	*	Thomas & Betts Corp	2,015
11,800	*	TTM Technologies, Inc	112
2,300	*	Universal Display Corp	41
24,750	*,e	US Geothermal, Inc	20
74,252	*,e	Valence Technology, Inc	53
2,600	*,e	Vicor Corp	32
2,676		Whirlpool Corp	235
109,658		Xilinx, Inc	2,770
18,030	*,e	Zix Corp	41
6,400	*,e	Zoltek Cos, Inc	54

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	331,035

ENGINEERING AND MANAGEMENT SERVICES - 0.5%
542,930		Accenture plc	20,983
62	*,e	Amylin Pharmaceuticals, Inc	1
61,621	*,e	Ariad Pharmaceuticals, Inc	174
120,569		Capita Group plc	1,328
2,000		CDI Corp	31
28,175	*,e	Celera Corp	185
5,300		Corporate Executive Board Co	139

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

18,735		Diamond Management & Technology Consultants, Inc	$193
18,820	*	Dyax Corp	43
12,700		Fugro NV	587
2,590	*	Genpact Ltd	40
3,100	*	Gen-Probe, Inc	141
44,343	*	Hewitt Associates, Inc (Class A)	1,528
1,850	*	Huron Consulting Group, Inc	36
104,026	*,e	Incyte Corp	1,152
54,690	*	Isis Pharmaceuticals, Inc	523
61,000		JGC Corp	926
1,400		Landauer, Inc	85
2,220	*	Myriad Genetics, Inc	33
19,200	*	Navigant Consulting, Inc	199
3,000	*,e	Omnicell, Inc	35
252,391		Paychex, Inc	6,555
25,743	*	Regeneron Pharmaceuticals, Inc	575
769,765	*,e	Rentech, Inc	762
1,900	*	Resources Connection, Inc	26
3,472	*,e	Savient Pharmaceuticals, Inc	44
1,269,500		SembCorp Industries Ltd	3,671
43,330	*	Tetra Tech, Inc	850
900		Towers Watson & Co	35

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	40,880

FABRICATED METAL PRODUCTS - 0.5%
21,600		Aptargroup, Inc	817
700		Ball Corp	37
106,649		Commercial Metals Co	1,410
41,047		Dynamic Materials Corp	658
8,591		Geberit AG.	1,337
22,906	e	Gulf Island Fabrication, Inc	356
30,000		Hitachi Metals Ltd	304
628,679		Illinois Tool Works, Inc	25,951
2,300		Insteel Industries, Inc	27
27,700		JS Group Corp	529
2,100	*,e	Mobile Mini, Inc	34
114,717	*	NCI Building Systems, Inc	960
35,915		Pentair, Inc	1,156
34,002		Quanex Building Products Corp	588
1,310	e	Simpson Manufacturing Co, Inc	32
18,836		Snap-On, Inc	771
67,100		Ssab Svenskt Stal AB (Series A)	901
157,556		Stanley Works	7,959
117,300		Toyo Seikan Kaisha Ltd	1,712
8,570		Valmont Industries, Inc	623

		TOTAL FABRICATED METAL PRODUCTS	46,162

FOOD AND KINDRED PRODUCTS - 2.1%
97,000		Ajinomoto Co, Inc	878
1,020	*	American Italian Pasta Co	54
262,535		Campbell Soup Co	9,407
189,544		Coca Cola Hellenic Bottling Co S.A.	4,062

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,700		Coca-Cola Enterprises, Inc	$70
653,002		CSR Ltd	915
5,450	*	Darling International, Inc	41
8,757	*	Dean Foods Co	88
2,800		Del Monte Foods Co	40
1,010	e	Diamond Foods, Inc	42
1,400		Flowers Foods, Inc	34
712,300		General Mills, Inc	25,301
169,225		Groupe Danone	9,072
264,426		H.J. Heinz Co	11,428
12,910	*	Hansen Natural Corp	505
1,010		Hormel Foods Corp	41
17,440		J.M. Smucker Co	1,050
38,000		Kaneka Corp	220
396,045		Kellogg Co	19,921
4,600		Kerry Group plc (Class A)	128
1,069,888		Kraft Foods, Inc (Class A)	29,956
1,867		Lancaster Colony Corp	100
1,600		Lance, Inc	26
19,087		McCormick & Co, Inc	725
28,500		Nisshin Seifun Group, Inc	322
10,900		Nissin Food Products Co Ltd	400
1,110	*,e	Peet’s Coffee & Tea, Inc	44
891,339		PepsiCo, Inc	54,326
1,876	*	Ralcorp Holdings, Inc	103
9,100		Saputo, Inc	260
381,782		Sara Lee Corp	5,383
10,773	e	Tootsie Roll Industries, Inc	255
890	*	TreeHouse Foods, Inc	41
339,269		Unilever plc	9,069
40,900		Yakult Honsha Co Ltd	1,113

		TOTAL FOOD AND KINDRED PRODUCTS	185,420

FOOD STORES - 0.4%
179,256		Carrefour S.A.	7,111
10,250		Delhaize Group	744
4,400		George Weston Ltd	301
2,301	*,e	Great Atlantic & Pacific Tea Co, Inc	9
54,500		Jeronimo Martins SGPS S.A.	499
6,988		Kesko Oyj (B Shares)	226
216,057		Koninklijke Ahold NV	2,673
181,880		Kroger Co	3,581
9,800		Lawson, Inc	429
6,800		Loblaw Cos Ltd	247
530	*	Panera Bread Co (Class A)	40
1,400		Ruddick Corp	43
265,063		Safeway, Inc	5,211
1,655,276		Tesco plc	9,337
39,081	*,e	Whole Foods Market, Inc	1,408
2,600	*	Winn-Dixie Stores, Inc	25
157,977		Woolworths Ltd	3,576

		TOTAL FOOD STORES	35,460

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

FORESTRY - 0.1%
156,903		Weyerhaeuser Co	$5,523

		TOTAL FORESTRY	5,523

FURNITURE AND FIXTURES - 0.1%
2,380	e	Ethan Allen Interiors, Inc	33
8,629		Herman Miller, Inc	163
69,737		Hill-Rom Holdings, Inc	2,122
23,219	e	HNI Corp	641
29,553	*	Kinetic Concepts, Inc	1,079
102,734		Leggett & Platt, Inc	2,061
322,259		Masco Corp	3,467
4,200	*,e	Select Comfort Corp	37
5,810		Steelcase, Inc (Class A)	45
9,700	*,e	Tempur-Pedic International, Inc	298

		TOTAL FURNITURE AND FIXTURES	9,946

FURNITURE AND HOME FURNISHINGS STORES - 0.1%
150,135	*	Bed Bath & Beyond, Inc	5,567
28,350	*	GameStop Corp (Class A)	533
2,200	e	Haverty Furniture Cos, Inc	27
1,630	*	hhgregg, Inc	38
2,980		Knoll, Inc	40
9,430	*,e	Pier 1 Imports, Inc	60
29,641		RadioShack Corp	578
8,090		Williams-Sonoma, Inc	201

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	7,044

GENERAL BUILDING CONTRACTORS - 0.2%
31,650		ACS Actividades Cons y Servicios S.A.	1,163
301	*	Avatar Holdings, Inc	6
81,414		Balfour Beatty plc	290
3,524	*,e	Brookfield Homes Corp	24
38,400		Daito Trust Construction Co Ltd	2,175
102,000		Daiwa House Industry Co Ltd	918
6,710	e	KB Home	74
44,382		Lennar Corp (Class A)	617
30,753	*	M/I Homes, Inc	296
79,000		Obayashi Corp	313
2,350	*	Perini Corp	39
4	*	Persimmon plc	0^
54,505	*	Pulte Homes, Inc	451
44,000		Sekisui Chemical Co Ltd	274
81,000		Sekisui House Ltd	693
98,000		Shimizu Corp	335
41,300		Skanska AB (B Shares)	598
1,037,416	*,e	Standard-Pacific Corp	3,454
165,360		Vinci S.A.	6,865

		TOTAL GENERAL BUILDING CONTRACTORS	18,585

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

GENERAL MERCHANDISE STORES - 0.8%
114,200		Aeon Co Ltd	$1,208
1,300		Casey’s General Stores, Inc	45
451,014		Costco Wholesale Corp	24,729
1,100		Family Dollar Stores, Inc	41
129,084		JC Penney Co, Inc	2,773
46,000		Keio Corp	297
516,000		Kintetsu Corp	1,575
93,736		Macy’s, Inc	1,678
28,500		Next plc	850
95,900		Odakyu Electric Railway Co Ltd	823
41,387		PPR	5,141
10,500	*	Retail Ventures, Inc	82
3,300	*	Stein Mart, Inc	21
612,203		Target Corp	30,102
61,000		Tobu Railway Co Ltd	329
215,000		Tokyu Corp	875

		TOTAL GENERAL MERCHANDISE STORES	70,569

HEALTH SERVICES - 0.2%
10,800	*	Amsurg Corp	192
4,670	*	Corvel Corp	158
1,930	*	Coventry Health Care, Inc	34
110,544	*	Five Star Quality Care, Inc	334
5,210	*	Health Management Associates, Inc (Class A)	40
20,090	*	Healthways, Inc	239
106,738	*	Laboratory Corp of America Holdings	8,043
60,942	*,e	LCA-Vision, Inc	338
47,290	*	LifePoint Hospitals, Inc	1,485
235,303	*	Nektar Therapeutics	2,847
46,947	*,e	Nighthawk Radiology Holdings, Inc	122
147,932		Quest Diagnostics, Inc	7,363

		TOTAL HEALTH SERVICES	21,195

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.1%
173,946		Abertis Infraestructuras S.A.	2,500
5,000		Acciona S.A.	381
5,600		Boskalis Westminster	218
52,900		Bouygues S.A.	2,042
1,240	e	Granite Construction, Inc	29
36,587	*	LB Foster Co (Class A)	948
2,730	*	Orion Marine Group, Inc	39
85,900		Transurban Group	305

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	6,462

HOLDING AND OTHER INVESTMENT OFFICES - 1.0%
2,571		Acadia Realty Trust	43
620		Alexandria Real Estate Equities, Inc	39
1,500		American Campus Communities, Inc	41
287,168		Annaly Mortgage Management, Inc	4,925
101,530		Anworth Mortgage Asset Corp	723
394,785	*,e	Ashford Hospitality Trust, Inc	2,894
1,500		BioMed Realty Trust, Inc	24

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

55,972		Boston Properties, Inc	$3,993
600		Brandywine Realty Trust	6
1,010		BRE Properties, Inc (Class A)	37
81,500		Brookfield Asset Management, Inc	1,843
3,200		Capital Lease Funding, Inc	15
1,200	*	Capital Trust, Inc (Class A)	2
55,720		Capstead Mortgage Corp	616
25,300		CBL & Associates Properties, Inc	315
21,544		Cedar Shopping Centers, Inc	130
3,360	e	Cherokee, Inc	57
1,080		Corporate Office Properties Trust	41
5,790		Cousins Properties, Inc	39
4,630		DiamondRock Hospitality Co	38
710		Digital Realty Trust, Inc	41
2,780		Douglas Emmett, Inc	40
164,637		Duke Realty Corp	1,869
1,000		EastGroup Properties, Inc	36
6,440		Education Realty Trust, Inc	39
2,600		Equity One, Inc	41
271,228		Equity Residential	11,294
2,900		Extra Space Storage, Inc	40
570		Federal Realty Investment Trust	40
155,667	*	FelCor Lodging Trust, Inc	777
276,111	*,e	First Industrial Realty Trust, Inc	1,331
2,300		First Potomac Realty Trust	33
2,600		Franklin Street Properties Corp	31
1,650		Gladstone Commercial Corp	27
52,310		Glimcher Realty Trust	313
1,200	e	Hatteras Financial Corp	33
48,070		HCP, Inc	1,550
31,474		Health Care REIT, Inc	1,326
2,000		Healthcare Realty Trust, Inc	44
82,790		Hersha Hospitality Trust	374
7,346		Highwoods Properties, Inc	204
3,500	*	Hilltop Holdings, Inc	35
1,000		Home Properties, Inc	45
350,321		Host Marriott Corp	4,722
57,178		HRPT Properties Trust	355
5,040		Inland Real Estate Corp	40
816		Investors Real Estate Trust	7
518,356	*,e	iStar Financial, Inc	2,312
1,340	e	Kilroy Realty Corp	40
153,636		Kimco Realty Corp	2,065
1,880		LaSalle Hotel Properties	39
16,326	e	Lexington Corporate Properties Trust	98
44,728	e	Liberty Property Trust	1,290
6,565		LTC Properties, Inc	159
4,854		Macerich Co	181
74,200		Macquarie Infrastructure Group	65
4,400		Medical Properties Trust, Inc	42
32,830		MFA Mortgage Investments, Inc	243
14,820	e	Mid-America Apartment Communities, Inc	763

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,926		National Retail Properties, Inc	$41
343,486	e	NorthStar Realty Finance Corp	917
1,200		Parkway Properties, Inc	17
5,168		Post Properties, Inc	117
320,797		Prologis	3,250
700		PS Business Parks, Inc	39
184,698		Public Storage, Inc	16,237
613,167	*,e	RAIT Investment Trust	1,147
3,860		Ramco-Gershenson Properties	39
11,900		Regency Centers Corp	409
25,960		Resource Capital Corp	147
2,016		Senior Housing Properties Trust	41
1,530	e	Sun Communities, Inc	40
1,020		Tanger Factory Outlet Centers, Inc	42
1,060		Taubman Centers, Inc	40
26,606		UDR, Inc	509
1,100		Universal Health Realty Income Trust	35
5,660		Urstadt Biddle Properties, Inc (Class A)	91
5,300		U-Store-It Trust	40
870		Ventas, Inc	41
267,082	e	Virgin Media, Inc	4,458
86,791		Vornado Realty Trust	6,331
38,416	*	WABCO Holdings, Inc	1,209
1,500		Washington Real Estate Investment Trust	41
97,559	e	Weingarten Realty Investors	1,858

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	84,941

HOTELS AND OTHER LODGING PLACES - 0.2%
111,542		Accor S.A.	5,164
6,530	*	Bluegreen Corp	20
93,016	e	Choice Hotels International, Inc	2,810
66,381	*,e	Gaylord Entertainment Co	1,466
125,552	*,e	Great Wolf Resorts, Inc	261
24,200		Intercontinental Hotels Group plc	381
43,668		Marcus Corp	413
201,888	e	Marriott International, Inc (Class A)	6,044
56,336		Starwood Hotels & Resorts Worldwide, Inc	2,334
335,803		TUI Travel plc	1,045
960	*,e	Vail Resorts, Inc	34

		TOTAL HOTELS AND OTHER LODGING PLACES	19,972

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.5%
510,291		3M Co	40,308
4,420	*,e	3PAR, Inc	41
2,100		Actuant Corp (Class A)	40
52,511	*	AGCO Corp	1,416
66,830		Alfa Laval AB	868
256,504	*,e	Allis-Chalmers Energy, Inc	528
4,300		Ampco-Pittsburgh Corp	90
1,020,709		Applied Materials, Inc	12,269
42,200		ASML Holding NV	1,161
10,969	*,e	Astec Industries, Inc	304

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

74,230	*,e	Axcelis Technologies, Inc	$115
5,420	*	Bolt Technology Corp	47
127,102		Brambles Ltd	579
21,440		Briggs & Stratton Corp	365
223,500		Canon, Inc	8,330
3,900		Cascade Corp	139
334,871		Caterpillar, Inc	20,116
7,900	*	Columbus McKinnon Corp	110
129,390	*	Cray, Inc	722
162,377		Cummins, Inc	10,576
1,100	*	Cymer, Inc	33
378,832		Deere & Co	21,093
10,400	e	Donaldson Co, Inc	444
1,000		Dover Corp	42
1,400	*	Dresser-Rand Group, Inc	44
14,074	*	Dril-Quip, Inc	620
64,959		Eaton Corp	4,251
24,700		Electrolux AB (Series B)	565
719,456		Emerson Electric Co	31,433
38,963	*,e	ENGlobal Corp	80
1,280	*	EnPro Industries, Inc	36
27,519	*	Entegris, Inc	109
59,100	*	Fanuc Ltd	6,674
121,430	*,e	Flotek Industries, Inc	147
78,912	*	FMC Technologies, Inc	4,156
74,500		FUJIFILM Holdings Corp	2,153
2,330		Gardner Denver, Inc	104
1,200		Gorman-Rupp Co	30
63,837		Graco, Inc	1,800
32,600		Hitachi Construction Machinery Co Ltd	600
1,300		IDEX Corp	37
89,698	*,e	Immersion Corp	454
9,686	*	Intermec, Inc	99
604,371		International Business Machines Corp	74,627
22,664	*,e	Intevac, Inc	242
17,936		John Bean Technologies Corp	274
451,029		Johnson Controls, Inc	12,119
24,102		Kone Oyj (Class B)	960
118,500		Konica Minolta Holdings, Inc	1,140
288,000		Kubota Corp	2,209
2,300	*	Kulicke & Soffa Industries, Inc	16
47,200		Kurita Water Industries Ltd	1,290
55,737	*	Lam Research Corp	2,121
43,645	*	Lexmark International, Inc (Class A)	1,442
600	e	Lindsay Manufacturing Co	19
12,938		Lufkin Industries, Inc	504
11,900	*	Makita Corp	318
57,958	e	Manitowoc Co, Inc	530
1,210	*	Micros Systems, Inc	39
750	*	Middleby Corp	40
38,400	*	Modine Manufacturing Co	295
1,910	*	Netgear, Inc	34

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

64,200		Nordson Corp	$3,600
14,886	*	Oil States International, Inc	589
44,754		Pall Corp	1,538
737,097	*	Quantum Corp	1,386
2,000		Robbins & Myers, Inc	43
15,778	*	Safeguard Scientifics, Inc	167
175,680		Sandvik AB	2,143
2,100	*	Sauer-Danfoss, Inc	26
1,300	*	Scansource, Inc	32
325,831	*	Seagate Technology, Inc	4,249
16,682	*,e	Sigma Designs, Inc	167
8,100		SMC Corp	1,084
83,051		Solarworld AG.	920
700		SPX Corp	37
48,705	*,e	STEC, Inc	612
14,706	*	Tecumseh Products Co (Class A)	164
97,860		Tennant Co	3,310
1,310	*	Teradata Corp	40
1,480		Timken Co	38
25,800		Tokyo Electron Ltd	1,390
10,500	*	Ultratech, Inc	171
66,898	*	Varian Medical Systems, Inc	3,497
37,780	*	Vestas Wind Systems AS	1,572
730		Watsco, Inc	42
604,716		Xerox Corp	4,862
13,500	h	Zardoya Otis S.A.	173
1,300	*	Zebra Technologies Corp (Class A)	33

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	303,232

INSTRUMENTS AND RELATED PRODUCTS - 2.2%
14,800		Advantest Corp	309
17,804	*	Affymetrix, Inc	105
212,953	*	Agilent Technologies, Inc	6,054
201,405		Allergan, Inc	11,734
1,880	*	American Medical Systems Holdings, Inc	42
600		American Science & Engineering, Inc	46
3,704		Analogic Corp	169
1,030		Badger Meter, Inc	40
548,242		Baxter International, Inc	22,281
61,898	e	Beckman Coulter, Inc	3,732
268,469		Becton Dickinson & Co	18,154
400	*	Bio-Rad Laboratories, Inc (Class A)	35
25,700	*	Bruker BioSciences Corp	313
3,600	*,e	CardioNet, Inc	20
50,897	*	Cepheid, Inc	815
7,800		Cochlear Ltd	486
713,810		Danaher Corp	26,497
109,286		Dentsply International, Inc	3,269
19,200	*,e	Depomed, Inc	54
500	*	Dionex Corp	37
66,394	*	Edwards Lifesciences Corp	3,719
1,450		ESCO Technologies, Inc	37

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

57,299	*	Flir Systems, Inc	$1,667
1,150	*	Fossil, Inc	40
65,072	e	Garmin Ltd	1,899
730	*	Haemonetics Corp	39
68,367		Hillenbrand, Inc	1,462
95,296	*	Hologic, Inc	1,327
900	*	ICU Medical, Inc	29
17,806	*	Illumina, Inc	775
1,200	*	Integra LifeSciences Holdings Corp	44
12,868	*	Intuitive Surgical, Inc	4,061
4,500		Invacare Corp	93
336,346		Invensys plc	1,204
49,728	*	ION Geophysical Corp	173
1,920	*	Itron, Inc	119
628	*	L-1 Identity Solutions, Inc	5
28,688	*	Life Technologies Corp	1,356
32,218	*,e	LTX-Credence Corp	91
1,760		Masimo Corp	42
874,700		Medtronic, Inc	31,724
1,166	*	Merit Medical Systems, Inc	19
33,712	*	Millipore Corp	3,595
23,800	*,e	Movado Group, Inc	254
1,400		National Instruments Corp	44
197,000		Nikon Corp	3,395
69,800		Olympus Corp	1,653
2,970	*	OYO Geospace Corp	144
1,888	*	Palomar Medical Technologies, Inc	21
1,900		PerkinElmer, Inc	39
1,770	*	Resmed, Inc	108
41,002		Rockwell Automation, Inc	2,013
2,500	*	Rofin-Sinar Technologies, Inc	52
26,200		Roper Industries, Inc	1,466
2,223	*	Rudolph Technologies, Inc	17
1,120	*	Sirona Dental Systems, Inc	39
235,454	*	St. Jude Medical, Inc	8,498
40,359		STERIS Corp	1,254
820		Techne Corp	47
87,880		Terumo Corp	4,209
201,988	*	Thermo Electron Corp	9,908
37,275	*	Trimble Navigation Ltd	1,044
77,319	*,e	Vivus, Inc	742
1,840	*	Volcano Corp	40
44,461	*	Waters Corp	2,877
2,100	*	Wright Medical Group, Inc	35
179,455	*	Zimmer Holdings, Inc	9,700
5,140	*	Zoll Medical Corp	139

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	195,450

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
253,047		AON Corp	9,394
1,500		Arthur J. Gallagher & Co	37
135,277	*	Crawford & Co (Class B)	427

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

250,437		Hartford Financial Services Group, Inc	$5,542
28,670	*	National Financial Partners Corp	280
258,748		QBE Insurance Group Ltd	3,926
130		White Mountains Insurance Group Ltd	42

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	19,648

INSURANCE CARRIERS - 2.6%
217,000	*	Aegon NV	1,153
364,241		Aetna, Inc	9,609
488,480		Aflac, Inc	20,843
762	*	Alleghany Corp	223
97,893		Allianz AG.	9,689
4,400		American Equity Investment Life Holding Co	45
7,900		American Physicians Capital, Inc	244
328,911		AMP Ltd	1,427
17,433	*	Arch Capital Group Ltd	1,299
121,639		Aspen Insurance Holdings Ltd	3,009
93,451		Assurant, Inc	3,243
1,084,807		Aviva plc	5,041
1,200		Axis Capital Holdings Ltd	36
22,716	*	Catalyst Health Solutions, Inc	784
36,030	*	Centene Corp	775
457,268		Chubb Corp	22,868
1,190		Cigna Corp	37
379,405		Cincinnati Financial Corp	9,815
1,400		Donegal Group, Inc (Class A)	17
2,400		Employers Holdings, Inc	35
46,877		Endurance Specialty Holdings Ltd	1,759
27,664		Erie Indemnity Co (Class A)	1,259
540		Everest Re Group Ltd	38
2,200		First Mercury Financial Corp	23
1,876	*	Fpic Insurance Group, Inc	48
359,385	*	Genworth Financial, Inc (Class A)	4,697
22,550		Hanover Insurance Group, Inc	981
1,200		Harleysville Group, Inc	37
2,500	*	Healthspring, Inc	39
99,236	*	Humana, Inc	4,532
90,119	*	KBC Groep NV	3,454
290,519		Lincoln National Corp	7,057
229,800		Manulife Financial Corp	3,335
4,754	*	Markel Corp	1,616
23,950	*	Molina Healthcare, Inc	690
113,345		Montpelier Re Holdings Ltd	1,692
65,128		Muenchener Rueckver AG.	8,178
700	*	Navigators Group, Inc	29
327,177	*	Phoenix Cos, Inc	690
51,011		Platinum Underwriters Holdings Ltd	1,851
29,650	*,e	PMI Group, Inc	86
262,129		Principal Financial Group	6,144
700	*	ProAssurance Corp	40
733,304		Progressive Corp	13,727
36,310		Protective Life Corp	777

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

39,760	e	Radian Group, Inc	$288
700		RLI Corp	37
900		Safety Insurance Group, Inc	33
2,400		Selective Insurance Group, Inc	36
5,540		Stancorp Financial Group, Inc	225
87,400		Sun Life Financial, Inc	2,296
140,685		Swiss Reinsurance Co	5,780
88,990		T&D Holdings, Inc	1,903
591,357		Travelers Cos, Inc	29,125
3,100	*	Universal American Financial Corp	45
198,908		UnumProvident Corp	4,316
112,815		W.R. Berkley Corp	2,985
482,062	*	WellPoint, Inc	23,588
100		Wesco Financial Corp	32
48,371		XL Capital Ltd	774

		TOTAL INSURANCE CARRIERS	224,434

LEATHER AND LEATHER PRODUCTS - 0.1%
152,137		Coach, Inc	5,561
2,770	*	Iconix Brand Group, Inc	40
1,270	*	Steven Madden Ltd	40
400	*	Timberland Co (Class A)	6
14,200	e	Weyco Group, Inc	323

		TOTAL LEATHER AND LEATHER PRODUCTS	5,970

LEGAL SERVICES - 0.0%
13,958	*	FTI Consulting, Inc	608
700	*,e	Pre-Paid Legal Services, Inc	32

		TOTAL LEGAL SERVICES	640

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
97,628		Brisa-Auto Estradas de Portugal S.A.	591
493,000		ComfortDelgro Corp Ltd	511
41,000		Keihin Electric Express Railway Co Ltd	362

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,464

LUMBER AND WOOD PRODUCTS - 0.0%
900		Deltic Timber Corp	38
133,586	*	Louisiana-Pacific Corp	893
4,415		Skyline Corp	80
1,070		Universal Forest Products, Inc	32

		TOTAL LUMBER AND WOOD PRODUCTS	1,043

METAL MINING - 0.5%
57,558		Agnico-Eagle Mines Ltd	3,492
1,087,717		Alumina Ltd	1,377
24,300		Inmet Mining Corp	962
208,700		Kinross Gold Corp	3,568
227,840		Newcrest Mining Ltd	6,647
43,142		Orica Ltd	908
13,890	*	Rosetta Resources, Inc	275

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

137,476	e	Royal Gold, Inc	$6,599
44,488	*,e	Stillwater Mining Co	517
143,400		Teck Cominco Ltd	4,241
705,694		Xstrata plc	9,240
254,700		Yamana Gold, Inc	2,613

		TOTAL METAL MINING	40,439

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
45,634	*,e	Armstrong World Industries, Inc	1,377
1,024		Blyth, Inc	35
32,738		Callaway Golf Co	198
12,100	e	Daktronics, Inc	91
1,300		Hasbro, Inc	53
1,630	*,e	Intrepid Potash, Inc	32
2,600	*,e	Jakks Pacific, Inc	37
491,990		Mattel, Inc	10,411
123,400		Yamaha Corp	1,260

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	13,494

MISCELLANEOUS RETAIL - 1.1%
166,155	*	Amazon.com, Inc	18,154
900	e	Barnes & Noble, Inc	12
136,806		Best Buy Co, Inc	4,632
810	*,e	Blue Nile, Inc	38
350,721	*,e	Borders Group, Inc	466
868,743		CVS Corp	25,472
1,590	*	Dick’s Sporting Goods, Inc	40
10,235	*	Dollar Tree, Inc	426
38,120	*,e	GSI Commerce, Inc	1,098
117,958	*	Hibbett Sports, Inc	2,826
109,700		Home Retail Group	348
36,700	*	HSN, Inc	881
58,366		Metro AG.	2,978
900		MSC Industrial Direct Co (Class A)	46
78,565	*	Office Depot, Inc	317
368,600		Origin Energy Ltd	4,599
10,103	*,e	Overstock.com, Inc	183
30,830		Petsmart, Inc	930
7,925	*	Priceline.com, Inc	1,399
5,300		Shoppers Drug Mart Corp	164
431,721		Staples, Inc	8,224
37,575		Tiffany & Co	1,424
731,768		Walgreen Co	19,538

		TOTAL MISCELLANEOUS RETAIL	94,195

MOTION PICTURES - 0.4%
11,531	*,e	Avid Technology, Inc	147
2,840		Cinemark Holdings, Inc	37
80,001	*,e	Discovery Communications, Inc (Class A)	2,857
55,452	*	Discovery Communications, Inc (Class C)	1,715
46,417	*	DreamWorks Animation SKG, Inc (Class A)	1,325
28,111	e	Regal Entertainment Group (Class A)	367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

122,204		Scripps Networks Interactive (Class A)	$4,930
51,432	*	tw telecom inc (Class A)	858
586,821		Viacom, Inc (Class B)	18,408

		TOTAL MOTION PICTURES	30,644

NONDEPOSITORY INSTITUTIONS - 0.6%
802,229		American Express Co	31,847
105,992	*	AmeriCredit Corp	1,931
7,230	*	Boise, Inc	40
296,253		Capital One Financial Corp	11,939
145,535		CapitalSource, Inc	693
10,750		Chimera Investment Corp	39
272,096		Discover Financial Services	3,804
141,615	e	Federal Agricultural Mortgage Corp (Class C)	1,987
204,108	e	Medallion Financial Corp	1,347
130,606	*	NewStar Financial, Inc	831
7,510	*	PHH Corp	143
13,833	*,e	World Acceptance Corp	530

		TOTAL NONDEPOSITORY INSTITUTIONS	55,131

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
121,102		AMCOL International Corp	2,846
9,530		Compass Minerals International, Inc	670
74,210	*,e	General Moly, Inc	229
77,699		K+S AG.	3,571
113,901		Vulcan Materials Co	4,991

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	12,307

OIL AND GAS EXTRACTION - 3.0%
19,350		Acergy S.A.	286
330,196		Apache Corp	27,800
3,740	*	Approach Resources, Inc	26
1,250	*,e	Arena Resources, Inc	40
49,684		Atlas America, Inc	1,345
223,351	*,e	ATP Oil & Gas Corp	2,365
4,366	*	Atwood Oceanics, Inc	111
37,958		Berry Petroleum Co (Class A)	976
103,950	*	Boots & Coots, Inc	307
2,730	*	Brigham Exploration Co	42
9,766	*	Bronco Drilling Co, Inc	33
103,359		Cabot Oil & Gas Corp	3,237
7,080	*	Cal Dive International, Inc	41
207,937	*,e	Callon Petroleum Co	1,310
108,191	*	Cameron International Corp	3,518
5,590	*,e	Carrizo Oil & Gas, Inc	87
149,800		Cenovus Energy, Inc	3,856
543,756		Chesapeake Energy Corp	11,392
80,149		Cimarex Energy Co	5,737
48,215	*	Complete Production Services, Inc	689
43,560	*	Contango Oil & Gas Co	1,949
1,700	*,e	Continental Resources, Inc	76
6,000	*,e	Dawson Geophysical Co	128

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

411,632	*	Denbury Resources, Inc	$6,026
481,660		Devon Energy Corp	29,344
159,020	e	Diamond Offshore Drilling, Inc	9,889
174,500		EnCana Corp	5,285
233,757		EOG Resources, Inc	22,996
322,771		Equitable Resources, Inc	11,665
26,900		EXCO Resources, Inc	393
8,401	*,e	Exterran Holdings, Inc	217
64,130	*	Gasco Energy, Inc	23
57,034	*	Geokinetics, Inc	218
22,400	*,e	Geomet, Inc	26
164,944	*	Global Industries Ltd	741
16,840	*,e	GMX Resources, Inc	109
47,478	*,e	Goodrich Petroleum Corp	570
12,100	*	Gulfport Energy Corp	144
142,669		Helmerich & Payne, Inc	5,210
244,688	*	Hercules Offshore, Inc	595
4,180	*	Key Energy Services, Inc	38
1,900	*,e	Mariner Energy, Inc	41
130,428	*	Nabors Industries Ltd	2,298
405,906		National Oilwell Varco, Inc	13,423
104,808	*	Newfield Exploration Co	5,121
121,577		Nexen, Inc	2,391
265,546		Noble Energy, Inc	16,021
11,050	*,e	Northern Oil And Gas, Inc	142
10,868	*	Oceaneering International, Inc	488
116,560	*	Parker Drilling Co	460
243,226	*	PetroHawk Energy Corp	4,128
32,190	*	Petroleum Development Corp	825
67,500	*	Petroquest Energy, Inc	456
86,690	*	Pioneer Drilling Co	492
143,586		Pioneer Natural Resources Co	8,536
164,320	*	Pride International, Inc	3,671
116,576	*	Quicksilver Resources, Inc	1,282
85,018		Range Resources Corp	3,413
36,777	*	Rex Energy Corp	371
9,820		RPC, Inc	134
439,137		Santos Ltd	4,589
400	*	SEACOR Holdings, Inc	28
125,852		Smith International, Inc	4,738
127,816	*	Southwestern Energy Co	4,939
75,970		St. Mary Land & Exploration Co	3,051
28,068	*,e	Stone Energy Corp	313
281,994	*,e	Sulphco, Inc	77
2,660	*,e	Superior Well Services, Inc	44
59,046	*	Swift Energy Co	1,589
213,800		Talisman Energy, Inc	3,233
800		Tidewater, Inc	31
92,640	*,e	Ultra Petroleum Corp	4,099
40,605	*	Unit Corp	1,648
70,198	*,e	Venoco, Inc	1,156
68,320	e	W&T Offshore, Inc	646

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

43,705	*	Whiting Petroleum Corp	$3,427
197,116		Woodside Petroleum Ltd	6,852

		TOTAL OIL AND GAS EXTRACTION	262,993

PAPER AND ALLIED PRODUCTS - 0.5%
82,319		Bemis Co	2,223
52,800	*	Buckeye Technologies, Inc	525
11,585		Domtar Corporation	569
22,564	e	Glatfelter	245
2,400		Holmen AB (B Shares)	57
151,259		International Paper Co	3,423
337,584		Kimberly-Clark Corp	20,469
218,125		MeadWestvaco Corp	4,842
12,396		Metso Oyj	397
2,220		Neenah Paper, Inc	41
16,900		Rock-Tenn Co (Class A)	839
104,354		Sonoco Products Co	3,181
153,116		Stora Enso Oyj (R Shares)	1,106
121,590		Svenska Cellulosa AB (B Shares)	1,430
48,344		Temple-Inland, Inc	999
17,300		Uni-Charm Corp	1,951
133,335		UPM-Kymmene Oyj	1,765
10,800	*	Wausau Paper Corp	73

		TOTAL PAPER AND ALLIED PRODUCTS	44,135

PERSONAL SERVICES - 0.0%
1,200	*	Coinstar, Inc	52
1,880		CPI Corp	42
35,896		Regis Corp	559
5,240	*	Sally Beauty Holdings, Inc	43
7,956		Unifirst Corp	350
6,510		Weight Watchers International, Inc	167

		TOTAL PERSONAL SERVICES	1,213

PETROLEUM AND COAL PRODUCTS - 1.2%
4,002	*,e	American Oil & Gas, Inc	25
501,352		ENI S.p.A.	9,203
1		Exxon Mobil Corp	0	^
70,800		Galp Energia SGPS S.A.	1,058
6,351		Hellenic Petroleum S.A.	45
391,617		Hess Corp	19,715
743,800		Marathon Oil Corp	23,126
101,331		Neste Oil Oyj	1,470
87,789		OMV AG.	2,636
1,380		Quaker Chemical Corp	37
293,175		Repsol YPF S.A.	5,916
621,540		Royal Dutch Shell plc (A Shares)	15,685
539,420		Royal Dutch Shell plc (B Shares)	13,038
5,400	*,e	SandRidge Energy, Inc	31
338,760		Statoil ASA	6,526
330,004		Suncor Energy, Inc	9,712

		TOTAL PETROLEUM AND COAL PRODUCTS	108,223

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

PIPELINES, EXCEPT NATURAL GAS - 0.3%
1,211,141		Spectra Energy Corp	$24,308
171,700		TransCanada Corp	5,743

		TOTAL PIPELINES, EXCEPT NATURAL GAS	30,051

PRIMARY METAL INDUSTRIES - 0.7%
37,300		Acerinox S.A.	580
612,200		Alcoa, Inc	6,159
28,444		Allegheny Technologies, Inc	1,257
223,171	*	ArcelorMittal	5,986
287,216		BlueScope Steel Ltd	499
1,160		Carpenter Technology Corp	38
2,800	e	Encore Wire Corp	51
1,350	*	General Cable Corp	36
48,876	*	Gibraltar Industries, Inc	494
39,200	*	Horsehead Holding Corp	296
45,503		Hubbell, Inc (Class B)	1,806
116,980	*	Metalico, Inc	466
231,000	*	Mitsubishi Materials Corp	614
1,471,000		Nippon Steel Corp	4,862
442,400		Norsk Hydro ASA	1,998
314,937		Nucor Corp	12,057
29,346		Olympic Steel, Inc	674
120,238	e	Reliance Steel & Aluminum Co	4,347
850		Schnitzer Steel Industries, Inc (Class A)	33
176,906		Steel Dynamics, Inc	2,333
893,000		Sumitomo Metal Industries Ltd	2,019
331,000		Sumitomo Metal Mining Co Ltd	4,129
69,914		Tredegar Corp	1,141
15,649		Umicore	451
112,655	e	United States Steel Corp	4,343
2,750	*	Universal Stainless & Alloy	44
25,792		Voestalpine AG.	702
257,142		Worthington Industries, Inc	3,307
7,400		Yamato Kogyo Co Ltd	184

		TOTAL PRIMARY METAL INDUSTRIES	60,906

PRINTING AND PUBLISHING - 0.5%
38,320	*	ACCO Brands Corp	191
2,700		American Greetings Corp (Class A)	51
5,289		Bowne & Co, Inc	59
800		CSS Industries, Inc	13
188,000		Dai Nippon Printing Co Ltd	2,170
3,270	*	Dolan Media Co	36
66,465		Dun & Bradstreet Corp	4,461
2,100		Ennis, Inc	32
78,791	*	EW Scripps Co (Class A)	585
40,459		Harte-Hanks, Inc	423
375,606		John Fairfax Holdings Ltd	410
11,122		John Wiley & Sons, Inc (Class A)	430
215,606	*	Journal Communications, Inc (Class A)	856

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

24,900	*,e	Lee Enterprises, Inc	$64
212,923	*,e	McClatchy Co (Class A)	775
35,360	e	Meredith Corp	1,101
1,430	*	MSCI, Inc (Class A)	39
195,819	*	New York Times Co (Class A)	1,694
66,800		Orkla ASA	427
581,401		Pearson plc	7,647
60,490		R.R. Donnelley & Sons Co	990
66,988		Reed Elsevier NV	742
660,387		Reed Elsevier plc	4,897
1,550		Scholastic Corp	37
90,275		Standard Register Co	283
83,461	*	Thomson Corp	2,987
179,000		Toppan Printing Co Ltd	1,415
1,200	*	Valassis Communications, Inc	38
1,200	*,e	VistaPrint Ltd	57
18,086		Washington Post Co (Class B)	7,425
25,400		Wolters Kluwer NV	487

		TOTAL PRINTING AND PUBLISHING	40,822

RAILROAD TRANSPORTATION - 0.6%
117,600	*	Asciano Group	158
69,600		Canadian National Railway Co	3,989
14,500		Canadian Pacific Railway Ltd	777
350,710		CSX Corp	17,406
4,700	*	Genesee & Wyoming, Inc (Class A)	175
526,000		Hankyu Hanshin Holdings, Inc	2,321
59,594	*	Kansas City Southern Industries, Inc	2,166
1,001,163		MTR Corp	3,414
432,945		Norfolk Southern Corp	22,969
265,553		Stagecoach Group plc	702

		TOTAL RAILROAD TRANSPORTATION	54,077

REAL ESTATE - 0.3%
54,068	*	CB Richard Ellis Group, Inc (Class A)	736
378,200		City Developments Ltd	2,977
12,398	*	Forest City Enterprises, Inc (Class A)	140
26,565	*	Forestar Real Estate Group, Inc	477
1,087,950		Hang Lung Properties Ltd	4,161
2,160		Jones Lang LaSalle, Inc	142
43,237		Leighton Holdings Ltd	1,040
339,200		Mitsubishi Estate Co Ltd	4,722
305,810		Mitsui Fudosan Co Ltd	4,256
238,000		New World Development Ltd	386
33,399	e	Stewart Enterprises, Inc (Class A)	181
505,000		Sun Hung Kai Properties Ltd	6,907

		TOTAL REAL ESTATE	26,125

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
2,100		A. Schulman, Inc	40
911	*	Deckers Outdoor Corp	130
64,635		Michelin (C.G.D.E.) (Class B)	4,503

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

120,960		Mitsui Chemicals, Inc	$338
1,075,974		Pirelli & C S.p.A.	593
52,543		Sealed Air Corp	1,036
11,100	*	Spartech Corp	114
1,800	*,e	Trex Co, Inc	36
6,995		Tupperware Corp	279
1,000		West Pharmaceutical Services, Inc	36

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,105

SECURITY AND COMMODITY BROKERS - 1.3%
94,759		Ameriprise Financial, Inc	3,424
70,661		BlackRock, Inc	10,133
93,531		Broadridge Financial Solutions, Inc	1,782
991,212		Charles Schwab Corp	14,054
42,872		CME Group, Inc	12,071
1,920		Cohen & Steers, Inc	40
240,866		Credit Suisse Group	9,056
844,100		Daiwa Securities Group, Inc	3,564
1,040		Diamond Hill Investment Group, Inc	59
48,717		Duff & Phelps Corp	615
29,700		Eaton Vance Corp	820
48,510	e	Evercore Partners, Inc (Class A)	1,133
43,789	e	Federated Investors, Inc (Class B)	907
225,134		Franklin Resources, Inc	19,403
570	e	Greenhill & Co, Inc	35
58,986	*	IntercontinentalExchange, Inc	6,667
1,750	*	International Assets Holding Corp	28
322,789		Invesco Ltd	5,433
3,030	*,e	Investment Technology Group, Inc	49
3,510		Janus Capital Group, Inc	31
1,570	*,e	KBW, Inc	34
81,463		Legg Mason, Inc	2,283
454,885	*	MF Global Holdings Ltd	2,597
78,459	*	Nasdaq Stock Market, Inc	1,395
550,500	*	Nomura Holdings, Inc	3,008
198,970		NYSE Euronext	5,498
18,240	e	Pzena Investment Management, Inc (Class A)	116
92,049		SEI Investments Co	1,874
760	*,e	Stifel Financial Corp	33
211,813		T Rowe Price Group, Inc	9,402
56,898	*,e	US Global Investors, Inc (Class A)	316

		TOTAL SECURITY AND COMMODITY BROKERS	115,860

SOCIAL SERVICES - 0.0%
44,409	*	Capital Senior Living Corp	221

		TOTAL SOCIAL SERVICES	221

SPECIAL TRADE CONTRACTORS - 0.0%
400	e	Alico, Inc	9
9,990		Chemed Corp	546
2,050		Comfort Systems USA, Inc	20
1,740	*	EMCOR Group, Inc	40

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,900	*	Insituform Technologies, Inc (Class A)	$39
6,983	*	Layne Christensen Co	169
73,842	*	Quanta Services, Inc	1,525

		TOTAL SPECIAL TRADE CONTRACTORS	2,348

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
5,965		Apogee Enterprises, Inc	65
153,000		Asahi Glass Co Ltd	1,437
7,922	*	Cabot Microelectronics Corp	274
21,895		CARBO Ceramics, Inc	1,581
727,316		Corning, Inc	11,745
270,968		CRH plc	5,620
63,051		Gentex Corp	1,134
38,952		Holcim Ltd	2,608
83,183		Lafarge S.A.	4,535
83,000		NGK Insulators Ltd	1,293
49,000		Nippon Sheet Glass Co Ltd	120
33,970	*	Owens Corning, Inc	1,016

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	31,428

TEXTILE MILL PRODUCTS - 0.0%
1,300		Albany International Corp (Class A)	21
22,800		Oxford Industries, Inc	477
74,000		Teijin Ltd	220

		TOTAL TEXTILE MILL PRODUCTS	718

TRANSPORTATION BY AIR - 0.2%
425,165	*,e	Airtran Holdings, Inc	2,062
3,000	*	All Nippon Airways Co Ltd	10
800	e	Allegiant Travel Co	34
623,369		Auckland International Airport Ltd	797
66,237	*	British Airways plc	192
68,937	*	Continental Airlines, Inc (Class B)	1,517
238,048	*,e	Delta Air Lines, Inc	2,797
62,034	*	ExpressJet Holdings, Inc	161
415,813	*	JetBlue Airways Corp	2,283
208,840		Singapore Airlines Ltd	2,165
36,025		Skywest, Inc	440
599,765		Southwest Airlines Co	6,664

		TOTAL TRANSPORTATION BY AIR	19,122

TRANSPORTATION EQUIPMENT - 1.2%
3,800		A.O. Smith Corp	183
24,300	*	Aisin Seiki Co Ltd	654
103,120	*	American Axle & Manufacturing Holdings, Inc	756
65,817	*	ArvinMeritor, Inc	862
7,885	*	ATC Technology Corp	127
127,203		Bayerische Motoren Werke AG.	6,179
211,538	*,e	BE Aerospace, Inc	5,379
333,800		Bombardier, Inc	1,518
1,100		Clarcor, Inc	39
130,600		Denso Corp	3,610

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

14,800		Federal Signal Corp	$89
1,745,900	*	Ford Motor Co	17,600
8,129	*,e	Fuel Systems Solutions, Inc	211
263,496		Genuine Parts Co	10,395
189,806		Harley-Davidson, Inc	4,219
110,292		Harsco Corp	2,592
305,980		Honda Motor Co Ltd	8,988
86,000		NSK Ltd	597
214,293		Paccar, Inc	8,544
54,787	*	Peugeot S.A.	1,393
83,765	*	Renault S.A.	3,105
157,500		Scania AB (B Shares)	2,404
756,000		SembCorp Marine Ltd	2,066
7,500		Shimano, Inc	322
182,710	*	Spirit Aerosystems Holdings, Inc (Class A)	3,482
48,870	e	Superior Industries International, Inc	657
113,174	*	Tenneco, Inc	2,383
817,210		Tomkins PLC	2,745
25,000	*	Toyota Industries Corp	634
16,126		Volkswagen AG.	1,368
77,972		Volkswagen AG. (Preference)	6,842
134,600		Volvo AB (A Shares)	1,418
341,990		Volvo AB (B Shares)	3,782
44,700		Westinghouse Air Brake Technologies Corp	1,783
102,500	*	Yamaha Motor Co Ltd	1,355

		TOTAL TRANSPORTATION EQUIPMENT	108,281

TRANSPORTATION SERVICES - 0.3%
85,122		Autostrade S.p.A.	1,509
25,213		CH Robinson Worldwide, Inc	1,403
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	767
134,669		Deutsche Lufthansa AG.	1,862
24,449		Expeditors International Washington, Inc	844
281,314		FedEx Corp	19,722
2,064	*	Hub Group, Inc (Class A)	62
36,000	*	Interval Leisure Group, Inc	448
85,068	*	Orbitz Worldwide, Inc	324
54,257		Toll Holdings Ltd	247
2,600		UTI Worldwide, Inc	32

		TOTAL TRANSPORTATION SERVICES	27,220

TRUCKING AND WAREHOUSING - 0.5%
1,490		Arkansas Best Corp	31
493,298		Deutsche Post AG.	7,192
1,500		Forward Air Corp	41
2,200		Heartland Express, Inc	32
1,100		J.B. Hunt Transport Services, Inc	36
900		Landstar System, Inc	35
157,000		Nippon Express Co Ltd	707
1,110	*	Old Dominion Freight Line	39
49,137		TNT NV	1,238
592,394		United Parcel Service, Inc (Class B)	33,702

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,600		Werner Enterprises, Inc	$35
105,100		Yamato Transport Co Ltd	1,391

		TOTAL TRUCKING AND WAREHOUSING	44,479

WATER TRANSPORTATION - 0.1%
13,811		Alexander & Baldwin, Inc	411
57,460	*	Gulfmark Offshore, Inc	1,505
151,299	*	Hornbeck Offshore Services, Inc	2,210
153,000	*	Kawasaki Kisen Kaisha Ltd	622
1,100	*	Kirby Corp	42
376,000		Nippon Yusen Kabushiki Kaisha	1,370
1,130	e	Overseas Shipholding Group, Inc	42
1,630		Teekay Corp	43

		TOTAL WATER TRANSPORTATION	6,245

WHOLESALE TRADE-DURABLE GOODS - 0.6%
121,197		Agilysys, Inc	811
1,440		Applied Industrial Technologies, Inc	36
1,500	*	Arrow Electronics, Inc	34
35,700		Assa Abloy AB (Class B)	714
109,330	e	Barnes Group, Inc	1,792
2,120	*	Beacon Roofing Supply, Inc	38
51,856	*	BorgWarner, Inc	1,936
295,728		Bunzl plc	2,961
50,895	*	Castle (A.M.) & Co	707
52,882	*	Chindex International, Inc	663
49,528		Compagnie de Saint-Gobain	1,846
2,310	*	Conceptus, Inc	36
1,930	*	Drew Industries, Inc	39
3,800		Finning International, Inc	63
466,696	*	Fortescue Metals Group Ltd	1,583
1,900	*	Ingram Micro, Inc (Class A)	29
2,000	e	Knight Transportation, Inc	40
747,810		Li & Fung Ltd	3,346
2,500	*	LKQ Corp	48
1,730	*	MedAssets, Inc	40
8,672	*	MWI Veterinary Supply, Inc	436
599,000	*	Nissan Motor Co Ltd	4,173
212,000		Nisshin Steel Co Ltd	337
8,337		Owens & Minor, Inc	237
78,813		Patterson Cos, Inc	2,249
4,580		PEP Boys - Manny Moe & Jack	41
2,000	e	Pool Corp	44
2,500	*	PSS World Medical, Inc	53
30,024		Rautaruukki Oyj	438
105,065		Schneider Electric S.A.	10,611
1,140		Solera Holdings, Inc	41
3,600	*	Tech Data Corp	128
23,000	*	Tyler Technologies, Inc	357
105,209		W.W. Grainger, Inc	10,462
17,580	*	WESCO International, Inc	592
115,996		Wesfarmers Ltd	2,772

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

131,715	*	Wolseley plc	$2,615

		TOTAL WHOLESALE TRADE-DURABLE GOODS	52,348

WHOLESALE TRADE-NONDURABLE GOODS - 0.5%
6,480		Airgas, Inc	403
63,861	*,e	Akorn, Inc	190
19,300		Akzo Nobel NV	1,003
59,912	e	Allscripts Healthcare Solutions, Inc	965
5,400		Billabong International Ltd	39
1,186	*	Clearwater Paper Corp	65
77,670	*	Endo Pharmaceuticals Holdings, Inc	1,695
7,100	*	Gildan Activewear, Inc	204
2,100	*	Hain Celestial Group, Inc	42
16,830	*	Henry Schein, Inc	924
31,000		Kikkoman Corp	324
3,280		Men’s Wearhouse, Inc	60
8,100		Metro, Inc	318
2,100		Myers Industries, Inc	17
13,956		Nash Finch Co	477
3,567,017	h	Noble Group Ltd	4,311
1,610		Nu Skin Enterprises, Inc (Class A)	40
514,300	*	Sojitz Holdings Corp	804
18,582		Spartan Stores, Inc	255
745,301		Sysco Corp	21,293
610		Tractor Supply Co	37
334,862		Unilever NV	9,145
1,270	*	United Natural Foods, Inc	38
700	*	United Stationers, Inc	38
1,900	*,e	Volcom, Inc	35

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	42,722

		TOTAL COMMON STOCKS	5,064,389

		(Cost $4,973,459)

PREFERRED STOCKS - 0.0%
AGENCY SECURITIES - 0.0%
233,115	*	Federal Home Loan Mortgage Corp (FHLMC)	79
740,991	*	Federal National Mortgage Association (FNMA)	252

		TOTAL AGENCY SECURITIES	331

		TOTAL PREFERRED STOCKS	331

		(Cost $24,353)

RIGHTS / WARRANTS - 0.0%
DEPOSITORY INSTITUTIONS - 0.0%
61,761	e,m	BankAtlantic Bancorp, Inc	0	^
3		Dexia SA - Rts	0	^

		TOTAL DEPOSITORY INSTITUTIONS	0	^

ELECTRIC, GAS, AND SANITARY SERVICES - 0.0%
924,776	m	Iberdrola S.A.	216

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	216

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES	COMPANY	VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.0%
13,500	Zardoya Otis S.A.	$9

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9

PRIMARY METAL INDUSTRIES - 0.0%
134,643	Norsk Hydro ASA	70

	TOTAL PRIMARY METAL INDUSTRIES	70

	TOTAL RIGHTS / WARRANTS	295

	(Cost $223)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 8.4%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.3%
	Federal Home Loan Bank (FHLB)
$ 4,900,000	FHLB	07/02/10	4,900
56,800,000	FHLB	07/09/10	56,798
16,300,000	FHLB	07/14/10	16,299
19,000,000	FHLB	07/16/10	18,999
14,000,000	FHLB	07/23/10	13,999
25,000,000	FHLB	08/03/10	24,996
27,300,000	FHLB	08/11/10	27,295
23,000,000	FHLB	08/18/10	22,997
25,950,000	FHLB	08/24/10	25,945
5,986,000	FHLB	09/03/10	5,985
22,831,000	FHLB	09/08/10	22,828
10,700,000	FHLB	09/10/10	10,698
	Federal Home Loan Mortgage Corp (FHLMC)
3,000,000	FHLMC	07/12/10	3,000
3,250,000	FHLMC	08/11/10	3,249
7,400,000	FHLMC	08/30/10	7,399
2,375,000	FHLMC	10/18/10	2,374
	Federal National Mortgage Association (FNMA)
24,000,000	FNMA	07/16/10	23,998
16,000,000	FNMA	08/18/10	15,997
15,000,000	FNMA	08/25/10	14,997
28,567,000	FNMA	09/01/10	28,562
5,000,000	FNMA	09/08/10	4,999
16,410,000	FNMA	09/15/10	16,406

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		372,720

U.S. TREASURY BILLS - 2.2%
31,500,000	United States Cash Management Bill	07/15/10	31,498
33,800,000	United States Treasury Bill	07/29/10	33,796
38,000,000	United States Treasury Bill	08/05/10	37,994
17,500,000	United States Treasury Bill	08/19/10	17,497
13,302,000	United States Treasury Bill	08/26/10	13,296
13,600,000	United States Treasury Bill	09/16/10	13,595

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES	COMPANY	MATURITY DATE	VALUE (000)

$40,000,000	United States Treasury Bill	09/23/10	$39,985
4,900,000	United States Treasury Bill	11/18/10	4,896

	TOTAL U.S. TREASURY BILLS		192,560

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.7%
	Federal Home Loan Bank (FHLB)
$22,614,000	FHLB	09/03/10	22,610
	Federal Home Loan Mortgage Corp (FHLMC)
25,000,000	FHLMC	07/29/10	24,996
	Federal National Mortgage Association (FNMA)
19,290,000	FNMA	09/15/10	19,285

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		66,891

U.S. TREASURY BILLS - 1.2%
1,000,000	United States Cash Management Bill	07/15/10	1,000
12,000,000	United States Treasury Bill	08/05/10	11,998
26,698,000	United States Treasury Bill	08/26/10	26,691
46,000,000	United States Treasury Bill	10/21/10	45,978
20,100,000	United States Treasury Bill	11/18/10	20,086

	TOTAL U.S. TREASURY BILLS		105,753

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		172,644

	TOTAL SHORT-TERM INVESTMENTS		737,924

	(Cost $737,894)
	TOTAL INVESTMENTS - 107.7%		9,423,379

	(Cost $9,210,594)
	OTHER ASSETS & LIABILITIES, NET - (7.7)%		(675,268)

	NET ASSETS - 100.0%		$8,748,111

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2010 the value of these securities amounted to $133,113,897 or 1.52% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 100.0%

BANKERS’ ACCEPTANCES - 0.2%
$10,000,000	JPMorgan Chase Bank NA		08/30/10	$9,993
4,632,000	JPMorgan Chase Bank NA		10/21/10	4,625
6,350,000	JPMorgan Chase Bank NA		11/22/10	6,337
10,000,000	Wachovia Bank NA		09/03/10	9,996

	TOTAL BANKER’S ACCEPTANCES			30,951

CERTIFICATE OF DEPOSIT - 8.7%
25,000,000	Bank of Montreal	0.310%	07/06/10	25,000
30,000,000	Bank of Montreal	0.270	07/07/10	30,000
42,500,000	Bank of Montreal	0.280	07/20/10	42,500
25,000,000	Bank of Montreal	0.290	07/20/10	25,000
25,000,000	Bank of Montreal	0.330	07/22/10	25,000
30,000,000	Bank of Montreal	0.260	07/23/10	30,000
35,000,000	Bank of Nova Scotia	0.290	07/22/10	35,000
35,000,000	Bank of Nova Scotia	0.300	07/27/10	35,000
25,000,000	Bank of Nova Scotia	0.410	08/17/10	25,000
44,170,000	Bank of Nova Scotia	0.440	08/24/10	44,170
25,000,000	Bank of Nova Scotia	0.470	09/01/10	25,000
25,000,000	Bank of Nova Scotia	0.420	09/17/10	25,000
25,000,000	Bank of Nova Scotia	0.570	10/01/10	25,000
25,000,000	Barclays Bank plc	0.620	07/01/10	25,000
30,000,000	Barclays Bank plc	0.300	07/19/10	30,000
25,000,000	Barclays Bank plc	0.350	08/10/10	25,000
21,000,000	Barclays Bank plc	0.580	08/18/10	21,000
25,000,000	BNP Paribas	0.360	07/13/10	25,000
18,000,000	BNP Paribas	0.290	08/19/10	18,000
50,000,000	Canadian Imperial Bank of Commerce	0.260	07/16/10	50,000
40,000,000	Canadian Imperial Bank of Commerce	0.340	08/09/10	40,000
25,000,000	National Australia Bank Ltd	0.460	09/02/10	25,000
30,000,000	Rabobank Nederland NV	0.220	07/07/10	30,000
21,440,000	Rabobank Nederland NV	0.220	07/08/10	21,440
19,400,000	Rabobank Nederland NV	0.270	07/15/10	19,400
20,000,000	Rabobank Nederland NV	0.740	07/30/10	20,000
25,000,000	Rabobank Nederland NV	0.360	09/02/10	25,000
30,000,000	Royal Bank of Canada	0.360	08/12/10	30,000
30,000,000	Royal Bank of Canada	0.330	09/03/10	30,000
24,000,000	Royal Bank of Scotland plc	0.320	07/12/10	24,000
50,000,000	Toronto-Dominion Bank	0.250	07/08/10	50,000
35,000,000	Toronto-Dominion Bank	0.250	07/09/10	35,000
25,000,000	Toronto-Dominion Bank	0.250	07/13/10	25,000
42,770,000	Toronto-Dominion Bank	0.250	07/16/10	42,770
50,000,000	Toronto-Dominion Bank	0.320	08/06/10	50,000
33,000,000	Toronto-Dominion Bank	0.450	09/10/10	33,000
25,200,000	Westpac Banking Corp NY	0.300	08/03/10	25,200

	TOTAL CERTIFICATE OF DEPOSIT			1,111,480

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

COMMERCIAL PAPER - 31.2%
$ 19,657,000	American Honda Finance Corp		07/19/10	$19,654
12,230,000	American Honda Finance Corp		08/04/10	12,226
9,235,000	American Honda Finance Corp		08/05/10	9,232
16,750,000	American Honda Finance Corp		08/12/10	16,744
29,550,000	American Honda Finance Corp		08/17/10	29,536
19,530,000	American Honda Finance Corp		08/24/10	19,521
8,000,000	American Honda Finance Corp		09/02/10	7,995
11,220,000	American Honda Finance Corp		09/14/10	11,212
9,000,000	American Honda Finance Corp		09/22/10	8,992
50,000,000	Australia & New Zealand Banking Group Ltd		09/07/10	49,956
28,100,000	Bank of Nova Scotia		07/08/10	28,099
20,000,000	Bank of Nova Scotia		07/20/10	19,998
35,000,000	Bank of Nova Scotia		08/18/10	34,980
30,430,000	BNP Paribas Finance, Inc		07/12/10	30,427
25,000,000	BNP Paribas Finance, Inc		07/14/10	24,998
25,000,000	BNP Paribas Finance, Inc		07/22/10	24,995
20,000,000	Coca-Cola Co		07/07/10	19,999
7,300,000	Coca-Cola Co		07/08/10	7,300
20,000,000	Coca-Cola Co		07/09/10	19,999
20,000,000	Coca-Cola Co		08/06/10	19,995
17,255,000	Coca-Cola Co		08/09/10	17,250
20,000,000	Coca-Cola Co		08/17/10	19,993
20,000,000	Coca-Cola Co		08/19/10	19,993
20,000,000	Coca-Cola Co		08/23/10	19,992
31,860,000	Coca-Cola Co		08/31/10	31,844
25,000,000	Coca-Cola Co		09/01/10	24,987
4,500,000	Coca-Cola Co		09/02/10	4,498
20,000,000	Coca-Cola Co		09/13/10	19,988
2,635,000	Commonwealth Bank of Australia		07/06/10	2,635
42,000,000	Commonwealth Bank of Australia		09/09/10	41,962
40,000,000	Commonwealth Bank of Australia		09/10/10	39,963
3,750,000	Commonwealth Bank of Australia		09/17/10	3,746
30,000,000	Commonwealth Bank of Australia		09/21/10	29,969
19,500,000	Commonwealth Bank of Australia		09/27/10	19,476
19,700,000	Commonwealth Bank of Australia		09/29/10	19,680
25,000,000	Deutsche Bank Financial, Inc		07/09/10	24,998
18,929,000	Fairway Finance LLC		07/12/10	18,927
26,000,000	Fairway Finance LLC		07/13/10	25,997
13,329,000	Fairway Finance LLC		07/20/10	13,327
25,342,000	Fairway Finance LLC		08/02/10	25,335
7,230,000	General Electric Capital Corp		07/19/10	7,229
24,000,000	General Electric Capital Corp		07/22/10	23,996
25,000,000	General Electric Capital Corp		07/26/10	24,994
20,000,000	General Electric Capital Corp		07/27/10	19,995
44,800,000	General Electric Capital Corp		08/24/10	44,781
20,000,000	General Electric Capital Corp		08/27/10	19,991
50,000,000	General Electric Co		08/31/10	49,979
50,000,000	General Electric Co		09/21/10	49,960
30,000,000	General Electric Co		09/23/10	29,977
30,000,000	International Business Machines Corp		07/02/10	30,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 43,500,000	Johnson & Johnson		08/02/10	$43,491
6,790,000	Johnson & Johnson		08/03/10	6,788
25,000,000	Johnson & Johnson		09/30/10	24,987
25,000,000	Lloyds TSB Bank plc		07/30/10	24,994
26,690,000	Lloyds TSB Bank plc		08/16/10	26,676
33,000,000	Merck & Co, Inc		07/26/10	32,994
25,000,000	National Australia Funding(Delaware)		08/17/10	24,987
50,000,000	National Australia Funding(Delaware)		08/20/10	49,972
48,040,000	National Australia Funding(Delaware)		08/23/10	48,007
40,000,000	National Australia Funding(Delaware)		09/16/10	39,965
25,905,000	Nestle Capital Corp		07/12/10	25,903
44,600,000	Nestle Capital Corp		07/13/10	44,596
23,690,000	Nestle Capital Corp		07/19/10	23,687
2,825,000	Nestle Capital Corp		07/20/10	2,825
6,790,000	Nestle Capital Corp		08/02/10	6,788
30,000,000	Nestle Capital Corp		08/05/10	29,991
45,185,000	Nestle Capital Corp		09/03/10	45,154
20,000,000	Nestle Capital Corp		09/08/10	19,988
42,620,000	Nestle Capital Corp		09/14/10	42,592
18,450,000	Nestle Capital Corp		09/21/10	18,437
10,000,000	Nestle Capital Corp		11/16/10	9,984
25,000,000	Nestle Capital Corp		11/22/10	24,963
25,000,000	Nestle Capital Corp		11/29/10	24,960
52,185,000	Old Line Funding LLC		07/09/10	52,182
43,011,000	Old Line Funding LLC		07/12/10	43,007
22,000,000	Old Line Funding LLC		07/13/10	21,998
8,200,000	Old Line Funding LLC		07/16/10	8,199
20,000,000	Old Line Funding LLC		08/02/10	19,994
30,000,000	Old Line Funding LLC		08/05/10	29,989
14,000,000	Old Line Funding LLC		08/12/10	13,994
20,000,000	Old Line Funding LLC		08/20/10	19,989
39,000,000	Old Line Funding LLC		09/07/10	38,965
30,000,000	Old Line Funding LLC		09/09/10	29,972
42,930,000	Private Export Funding Corp		07/06/10	42,929
25,000,000	Private Export Funding Corp		07/07/10	24,999
19,235,000	Private Export Funding Corp		07/12/10	19,234
20,000,000	Private Export Funding Corp		07/15/10	19,998
21,175,000	Private Export Funding Corp		07/26/10	21,172
49,345,000	Private Export Funding Corp		08/05/10	49,332
20,000,000	Private Export Funding Corp		08/09/10	19,994
10,000,000	Private Export Funding Corp		08/19/10	9,997
20,000,000	Private Export Funding Corp		09/01/10	19,990
31,060,000	Private Export Funding Corp		09/10/10	31,042
10,000,000	Private Export Funding Corp		09/13/10	9,994
17,380,000	Private Export Funding Corp		09/14/10	17,369
30,000,000	Procter & Gamble International Funding S.C.A		07/02/10	30,000
25,000,000	Procter & Gamble International Funding S.C.A		07/06/10	24,999
24,000,000	Procter & Gamble International Funding S.C.A		07/07/10	23,999
16,000,000	Procter & Gamble International Funding S.C.A		07/09/10	15,999
13,500,000	Procter & Gamble International Funding S.C.A		07/12/10	13,499
64,535,000	Procter & Gamble International Funding S.C.A		07/15/10	64,531
26,600,000	Procter & Gamble International Funding S.C.A		07/21/10	26,597
24,335,000	Procter & Gamble International Funding S.C.A		07/22/10	24,333

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 50,000,000	Province of Ontario Canada		07/08/10	$49,998
25,000,000	Province of Ontario Canada		07/13/10	24,998
25,000,000	Province of Ontario Canada		08/17/10	24,993
45,000,000	Province of Ontario Canada		08/31/10	44,982
22,000,000	Province of Ontario Canada		09/20/10	21,987
30,000,000	Rabobank USA Financial Corp		07/01/10	30,000
67,690,000	Rabobank USA Financial Corp		07/06/10	67,689
28,000,000	Rabobank USA Financial Corp		07/08/10	27,999
10,000,000	Rabobank USA Financial Corp		07/29/10	9,998
27,100,000	Royal Bank of Canada		07/01/10	27,100
27,000,000	Royal Bank of Canada		07/13/10	26,998
18,240,000	Royal Bank of Canada		08/24/10	18,229
25,000,000	Royal Bank of Canada		09/21/10	24,982
20,000,000	Royal Bank of Canada		10/19/10	19,979
25,000,000	Santander Central Hispano Finance Delaware, Inc		10/01/10	24,967
25,000,000	Santander Central Hispano Finance Delaware, Inc		10/08/10	24,964
25,000,000	Santander Central Hispano Finance Delaware, Inc		10/14/10	24,961
18,000,000	Sheffield Receivables Corp		07/14/10	17,998
25,000,000	Sheffield Receivables Corp		07/19/10	24,996
20,000,000	Sheffield Receivables Corp		07/22/10	19,997
20,000,000	Sheffield Receivables Corp		07/26/10	19,996
3,728,000	Sheffield Receivables Corp		07/29/10	3,727
20,000,000	Sheffield Receivables Corp		08/09/10	19,991
30,000,000	Sheffield Receivables Corp		08/12/10	29,985
15,000,000	Sheffield Receivables Corp		08/17/10	14,992
5,000,000	Sheffield Receivables Corp		09/09/10	4,995
10,000,000	Sheffield Receivables Corp		09/10/10	9,990
13,500,000	Sheffield Receivables Corp		09/14/10	13,487
25,000,000	Straight-A Funding LLC		07/01/10	25,000
20,305,000	Straight-A Funding LLC		07/12/10	20,303
40,036,000	Straight-A Funding LLC		07/15/10	40,032
17,000,000	Straight-A Funding LLC		07/20/10	16,997
20,008,000	Straight-A Funding LLC		07/20/10	20,005
15,000,000	Straight-A Funding LLC		07/27/10	14,997
20,000,000	Straight-A Funding LLC		08/10/10	19,992
40,000,000	Straight-A Funding LLC		08/12/10	39,985
7,000,000	Straight-A Funding LLC		08/16/10	6,997
15,000,000	Straight-A Funding LLC		08/17/10	14,993
15,000,000	Straight-A Funding LLC		08/27/10	14,990
20,000,000	Straight-A Funding LLC		09/01/10	19,985
38,300,000	Straight-A Funding LLC		09/09/10	38,271
19,500,000	Straight-A Funding LLC		09/14/10	19,484
17,000,000	Straight-A Funding LLC		09/14/10	16,986
10,011,000	Straight-A Funding LLC		09/20/10	10,002
29,000,000	Straight-A Funding LLC		09/20/10	28,975
9,327,000	Straight-A Funding LLC		09/21/10	9,319
9,000,000	Toronto-Dominion Holdings USA, Inc		07/12/10	8,999
25,000,000	Toronto-Dominion Holdings USA, Inc		08/09/10	24,993
7,000,000	Toronto-Dominion Holdings USA, Inc		08/11/10	6,998
10,000,000	Toronto-Dominion Holdings USA, Inc		09/13/10	9,994
20,000,000	Toronto-Dominion Holdings USA, Inc		11/23/10	19,956
50,000,000	Toyota Motor Credit Corp		08/25/10	49,966
40,000,000	US Bank NA		07/01/10	40,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 30,000,000	US Bank NA		07/15/10	$29,997
30,000,000	US Bank NA		07/27/10	29,995
43,665,000	US Bank NA		08/10/10	43,649
8,000,000	Wal-Mart Stores, Inc		07/13/10	8,000
10,000,000	Wal-Mart Stores, Inc		07/14/10	9,999
25,000,000	Westpac Banking Corp		08/20/10	24,986
25,000,000	Westpac Banking Corp		08/25/10	24,985
20,000,000	Westpac Banking Corp		08/30/10	19,989

	TOTAL COMMERCIAL PAPER			3,977,142

INTEREST BEARING SHORT TERM - 0.2%
23,200,000	Svensk Exportkredit AB	4.500%	09/27/10	23,415

	TOTAL INTEREST BEARING SHORT TERM			23,415

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 41.8%
5,000,000	Federal Farm Credit Bank (FFCB)		07/15/10	5,000
	Federal Home Loan Bank (FHLB)
9,650,000	FHLB		07/01/10	9,650
98,170,000	FHLB		07/02/10	98,169
30,000,000	FHLB		07/07/10	29,999
38,785,000	FHLB		07/09/10	38,784
72,500,000	FHLB		07/14/10	72,495
140,000,000	FHLB		07/16/10	139,989
143,414,000	FHLB		07/21/10	143,399
92,739,000	FHLB		07/23/10	92,728
105,405,000	FHLB		07/28/10	105,390
80,000,000	FHLB		07/30/10	79,988
144,553,000	FHLB		08/04/10	144,529
16,000,000	FHLB		08/05/10	15,997
25,000,000	FHLB		08/06/10	24,995
53,825,000	FHLB		08/13/10	53,814
25,000,000	FHLB		08/18/10	24,993
35,390,000	FHLB		08/20/10	35,381
25,300,000	FHLB		08/25/10	25,294
71,460,000	FHLB		08/27/10	71,439
30,000,000	FHLB		09/03/10	29,991
60,000,000	FHLB		09/08/10	59,982
89,306,000	FHLB		09/10/10	89,280
119,955,000	FHLB		09/15/10	119,903
38,373,000	FHLB		09/16/10	38,340
78,788,000	FHLB		09/17/10	78,755
10,000,000	FHLB		09/20/10	9,996
85,000,000	FHLB		09/24/10	84,966
300,000	FHLB		11/17/10	300
3,510,000	FHLB		12/20/10	3,505
	Federal Home Loan Mortgage Corp (FHLMC)
61,020,000	FHLMC		07/06/10	61,018
13,740,000	FHLMC		07/07/10	13,740
45,500,000	FHLMC		07/09/10	45,498
25,000,000	FHLMC		07/12/10	24,999
35,005,000	FHLMC		07/13/10	35,003
2,000,000	FHLMC		07/14/10	2,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 61,400,000	FHLMC		07/19/10	$61,394
51,130,000	FHLMC		07/23/10	51,123
51,348,000	FHLMC		07/26/10	51,341
3,300,000	FHLMC		07/27/10	3,300
27,000,000	FHLMC		07/29/10	26,996
6,200,000	FHLMC		08/02/10	6,199
98,894,000	FHLMC		08/03/10	98,876
5,000,000	FHLMC		08/05/10	4,999
15,700,000	FHLMC		08/09/10	15,697
22,365,000	FHLMC		08/10/10	22,360
55,600,000	FHLMC		08/11/10	55,588
20,000,000	FHLMC		08/12/10	19,996
44,000,000	FHLMC		08/13/10	43,989
95,667,000	FHLMC		08/16/10	95,643
20,000,000	FHLMC		08/17/10	19,995
20,600,000	FHLMC		08/18/10	20,595
35,004,000	FHLMC		08/23/10	34,993
40,695,000	FHLMC		08/24/10	40,682
35,960,000	FHLMC		08/25/10	35,949
3,000,000	FHLMC		08/27/10	2,999
100,000,000	FHLMC		08/30/10	99,963
77,380,000	FHLMC		09/01/10	77,352
4,004,000	FHLMC		09/02/10	4,003
25,000,000	FHLMC		09/03/10	25,052
121,774,000	FHLMC		09/07/10	121,730
153,510,000	FHLMC		09/08/10	153,446
101,497,000	FHLMC		09/13/10	101,457
25,285,000	FHLMC		09/14/10	25,272
4,682,000	FHLMC		09/15/10	4,679
89,410,000	FHLMC		09/20/10	89,377
60,000,000	FHLMC		09/27/10	59,968
86,076,000	FHLMC		09/28/10	86,036
34,125,000	FHLMC		10/01/10	34,111
50,000,000	FHLMC		10/05/10	49,969
14,890,000	FHLMC		10/12/10	14,878
6,000,000	FHLMC		10/25/10	5,994
93,268,000	FHLMC		10/26/10	93,189
20,000,000	FHLMC		10/27/10	19,982
4,900,000	FHLMC		10/28/10	4,896
33,090,000	FHLMC		11/08/10	33,063
20,000,000	FHLMC		11/09/10	19,984
20,000,000	FHLMC		11/10/10	19,978
47,095,000	FHLMC		11/16/10	47,039
1,990,000	FHLMC		11/22/10	1,988
8,558,000	FHLMC		12/09/10	8,546
1,575,000	FHLMC		12/16/10	1,573
10,000,000	FHLMC		01/11/11	9,982
4,590,000	FHLMC		03/07/11	4,575
20,000,000	FHLMC		05/02/11	19,927
	Federal National Mortgage Association (FNMA)
3,600,000	FNMA		07/06/10	3,600
101,750,000	FNMA		07/07/10	101,747
10,000,000	FNMA		07/08/10	10,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 111,200,000		FNMA		07/14/10	$111,193
17,385,000		FNMA		07/15/10	17,384
18,650,000		FNMA		07/19/10	18,648
61,000,000		FNMA		07/21/10	60,993
6,100,000		FNMA		07/26/10	6,099
24,132,000		FNMA		07/27/10	24,129
47,075,000		FNMA		07/28/10	47,068
18,710,000		FNMA		08/02/10	18,707
19,031,000		FNMA		08/04/10	19,027
5,000,000		FNMA		08/09/10	4,999
66,285,000		FNMA		08/11/10	66,269
84,500,000		FNMA		08/16/10	84,476
99,319,000		FNMA		08/18/10	99,293
49,610,000		FNMA		08/23/10	49,595
20,000,000		FNMA		08/25/10	19,994
30,000,000		FNMA		08/30/10	29,990
3,700,000		FNMA		08/31/10	3,699
27,968,000		FNMA		09/01/10	27,957
10,000,000		FNMA		09/13/10	9,997
25,200,000		FNMA		09/15/10	25,190
30,000,000		FNMA		09/20/10	29,983
30,000,000		FNMA		09/21/10	29,983
132,171,000		FNMA		09/22/10	132,103
3,925,000		FNMA		09/23/10	3,923
17,560,000		FNMA		09/27/10	17,549
80,935,000		FNMA		09/29/10	80,880
7,800,000		FNMA		09/30/10	7,797
11,165,000		FNMA		10/04/10	11,156
46,475,000		FNMA		10/20/10	46,435
16,315,000		FNMA		10/25/10	16,300
2,065,000		FNMA		11/01/10	2,063
30,000,000		FNMA		11/17/10	29,968
83,585,000		FNMA		12/01/10	83,436
4,030,000		FNMA		12/20/10	4,024
20,000,000		FNMA		12/22/10	19,975
1,320,000		FNMA		01/18/11	1,317
5,800,000		FNMA		01/21/11	5,788
7,980,000		FNMA		02/16/11	7,957
46,000,000		FNMA		03/01/11	45,862
1,420,000		FNMA		03/29/11	1,415
12,575,000		FNMA		04/11/11	12,530
3,304,000		FNMA		04/26/11	3,291
8,510,000		FNMA		05/02/11	8,475

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			5,322,296

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 3.8%
		Federal Farm Credit Bank (FFCB)
40,000,000	i	FFCB	0.250%	05/16/11	39,995
45,000,000	i	FFCB	0.400	06/01/11	44,979
45,000,000	i	FFCB	0.260	07/15/11	44,997
		Federal Home Loan Bank (FHLB)
3,445,000		FHLB	1.060	07/13/10	3,446

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 50,000,000	i		FHLB	0.200%	05/26/11	$49,941
90,000,000	i		FHLB	0.300	05/26/11	90,000
90,000,000	i		FHLB	0.350	06/01/11	90,017
120,000,000	i		FHLB	0.250	07/11/11	119,974

			TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			483,349

U.S. TREASURY SECURITIES - 13.3%
64,215,000			United States Cash Management Bill		07/15/10	64,211
50,000,000			United States Treasury Bill		07/01/10	50,000
100,000,000			United States Treasury Bill		07/08/10	99,997
72,700,000			United States Treasury Bill		07/29/10	72,691
10,000,000			United States Treasury Bill		08/05/10	9,998
57,775,000			United States Treasury Bill		08/12/10	57,768
125,780,000			United States Treasury Bill		08/19/10	125,754
109,815,000			United States Treasury Bill		08/26/10	109,782
144,430,000			United States Treasury Bill		09/02/10	144,384
70,000,000			United States Treasury Bill		09/09/10	69,971
108,695,000			United States Treasury Bill		09/16/10	108,657
74,030,000			United States Treasury Bill		09/23/10	74,005
69,135,000			United States Treasury Bill		09/30/10	69,103
45,000,000			United States Treasury Bill		10/14/10	44,975
47,700,000			United States Treasury Bill		10/21/10	47,666
57,900,000			United States Treasury Bill		11/04/10	57,869
49,500,000			United States Treasury Bill		11/12/10	49,473
109,505,000			United States Treasury Bill		11/18/10	109,414
60,790,000			United States Treasury Bill		11/26/10	60,742
44,500,000			United States Treasury Note	2.750	07/31/10	44,585
117,475,000			United States Treasury Note	1.250	11/30/10	117,935
47,750,000			United States Treasury Note	0.880	01/31/11	47,895
58,855,000			United States Treasury Note	0.880	02/28/11	59,069

			TOTAL U.S. TREASURY SECURITIES			1,695,944

VARIABLE NOTES - 0.8%
45,000,000	i		Barclays Bank plc	0.510	01/11/11	45,000
50,000,000	i		Westpac Banking Corp NY	0.380	10/07/10	50,000

			TOTAL VARIABLE NOTES			95,000

			TOTAL SHORT-TERM INVESTMENTS			12,739,577

			(Cost $12,739,577)

			TOTAL INVESTMENTS - 100.0%			12,739,577
			(Cost $12,739,577)
			OTHER ASSETS & LIABILITIES, NET - 0.0%			1,336

			NET ASSETS - 100.0%			$12,740,913

		i	Floating or variable rate security. Coupon rate reflects the rate at period end.

			Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which participants may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal half-year end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	August 24, 2010	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	August 24, 2010	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	August 24, 2010	By:	/s/ Virginia M. Wilson

Virginia M. Wilson
Executive Vice President, Chief Financial Officer and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer